UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds
Target Beta Funds
Sector Funds
Alternative Strategy Funds
All-Asset Funds

SEPTEMBER 30, 2010
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
TARGET BETA FUNDS
NOVA FUND
S&P 500 FUND
INVERSE S&P 500 STRATEGY FUND
NASDAQ-100® FUND
INVERSE NASDAQ-100® STRATEGY FUND
MID-CAP 1.5x STRATEGY FUND
INVERSE MID-CAP STRATEGY FUND
RUSSELL 2000® 1.5x STRATEGY FUND

DOMESTIC EQUITY FUNDS
RUSSELL 2000® FUND
INVERSE RUSSELL 2000® STRATEGY FUND
S&P 500 PURE GROWTH FUND
S&P 500 PURE VALUE FUND
S&P MIDCAP 400 PURE GROWTH FUND
S&P MIDCAP 400 PURE VALUE FUND
S&P SMALLCAP 600 PURE GROWTH FUND
S&P SMALLCAP 600 PURE VALUE FUND

INTERNATIONAL EQUITY FUNDS
EUROPE 1.25x STRATEGY FUND
JAPAN 2x STRATEGY FUND

SPECIALTY FUNDS
STRENGTHENING DOLLAR 2x STRATEGY FUND
WEAKENING DOLLAR 2x STRATEGY FUND
REAL ESTATE FUND

FIXED INCOME FUNDS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
HIGH YIELD STRATEGY FUND
INVERSE HIGH YIELD STRATEGY FUND

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

NOVA FUND	10

S&P 500 FUND	22

INVERSE S&P 500 STRATEGY FUND	33

NASDAQ-100® FUND	40

INVERSE NASDAQ-100® STRATEGY FUND	47

MID-CAP 1.5x STRATEGY FUND	54

INVERSE MID-CAP STRATEGY FUND	64

RUSSELL 2000® 1.5x STRATEGY FUND	70

RUSSELL 2000® FUND	95

INVERSE RUSSELL 2000® STRATEGY FUND	121

S&P 500 PURE GROWTH FUND	127

S&P 500 PURE VALUE FUND	134

S&P MIDCAP 400 PURE GROWTH FUND	141

S&P MIDCAP 400 PURE VALUE FUND	148

S&P SMALLCAP 600 PURE GROWTH FUND	155

S&P SMALLCAP 600 PURE VALUE FUND	162

EUROPE 1.25x STRATEGY FUND	169

JAPAN 2x STRATEGY FUND	176

STRENGTHENING DOLLAR 2x STRATEGY FUND	182

WEAKENING DOLLAR 2x STRATEGY FUND	188

REAL ESTATE FUND	194

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	201

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	208

HIGH YIELD STRATEGY FUND	215

INVERSE HIGH YIELD STRATEGY FUND	221

U.S. GOVERNMENT MONEY MARKET FUND	227

NOTES TO FINANCIAL STATEMENTS	235

OTHER INFORMATION	248

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	250
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
Uncertainty over the strength of the U.S. economic recovery and what steps the Federal Reserve might take, if any, to deal with the situation highlighted the six months ending September 30. Stocks bounced back in the July-September period from losses in the second quarter, based partly on relief that the U.S. may be dealing with a prolonged period of slow growth rather than a sharp economic contraction.
The U.S. economy has been out of recession since July 2009, according to a September report from the National Bureau of Economic Research, although employment, income expectations and existing home sales have yet to rebound. Stocks are now roughly where they were six months ago.
U.S. GDP in the second quarter was 1.7%, widely viewed to be insufficient to move the unemployment rate below its current 9.6% before the end of 2010, and significantly lower than the 3.7% GDP in the first quarter. Economists said consumers are not spending at a rate to cause companies to ramp up production, and thus hiring, with confidence. By late September, many investors were widely anticipating that the Federal Reserve, in response to tepid growth, was prepared to start another round of quantitative easing—bond purchases designed to push down long-term interest rates and kick-start private borrowing.
That prospect was welcomed by investors, who sent equities higher in September, the S&P 500® Index* having its best September performance since 1939. For the third quarter, U.S. equity indices were up between 10-15% compared with drops of from 1-3% for the past six months. The technology sector was the main contributor to quarterly performance in the S&P 500 and the Russell 2000® Index, as growth style stocks outperformed value in the third quarter by three percentage points. Emerging markets continued to outperform, with investors continuing to pour money into emerging markets equities funds—$50 billion so far in 2010. Emerging markets are being viewed as less risky than in the recent past, particularly since nations in that sector are not confronting the fiscal debt issues facing many countries in the developed world, and are enjoying healthy economic growth.
Corporations continued to borrow aggressively, based on investor demand for bonds and low interest rates, driving hefty investment-grade bond sales as well as sales of high-yield bonds (where issuance through the third quarter has already surpassed the previous annual record). Various bond indices were up both for the third quarter and six months, led by indices for U.S. Government bond prices and corporate high yield bonds. The expectation of quantitative easing also lifted Treasury prices, despite concerns of a building price bubble in bonds. The Bank of America U.S. Government Index was up almost 3% for the third quarter, while the yield on the benchmark 10-year note closed out September at about 2.5%, down from its 2010 peak of just above 4% in April. U.S. debt also benefited as a safe haven from resurgent worries about the economic health of European nations, including more recently Ireland and Portugal.
Investors have also been flocking to gold, driving the price of an ounce of the metal to a non-inflation-adjusted record of around $1,300. Economists said gold’s appeal was both as a hedge against further financial market instability and to assuage investors worried about the inflationary impact of additional Fed easing and massive levels of government debt. Efforts by central banks around the world to boost their economies by keeping their currencies weaker, thus helping exports, may also be contributing to the rise in the price of gold, which is attractive as an alternative store of value. Continuing economic sluggishness in the U.S. caused the dollar to weaken against the euro and yen throughout the summer, as analysts said the economies behind those currencies are in something of a standoff over which has the worst outlook. The third quarter was good for other commodities, in part a response to strong demand in China, crop failures in Russia and the potential for further monetary easing. Grain prices
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

began to fall late in the quarter, as high U.S. yields were expected to offset concerns about shortages in some crops like wheat. High inventory and slack demand combined to keep the price of a barrel of oil stuck in a narrow range, although it traded toward the high end ($82) of the range by September.
In contrast to the second quarter, when worries about European sovereign debt and a possible double-dip recession in the U.S. loomed large, stocks in countries around the world had strong gains in the third quarter. The MSCI EAFE Index* was up 15% for the third quarter and the MSCI EAFE Emerging Markets Index* was up 18%. The latter index was among the best-performing indices for the past six months, up 6%. Markets in Southeast Asia, including Indonesia and Philippines, were at all-time highs, while India and South Korea also flirted with record highs. The domestic stock market of China, which this year is expected to overtake Japan as the world’s second-largest economy, pared its loss for the year, gaining 11% in the third quarter, as investors think the government may be reducing its efforts to rein in the economy. The STOXX 50®* Index also offset year-to-date losses with a 7% rise in the third quarter, despite a weak outlook issued by the European Central Bank. The Nikkei -225 Stock Average Index*, off 11% for the year, rose 6% in September, helped in part by foreign exchange market intervention designed to hold down the value of the yen.
Rydex|SGI has a full lineup of fundamental alpha, target beta and alternative investment products designed to provide investors with the tools needed to participate in all types of markets and market environments. Contact us if you wish to learn more, and thanks for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Nikkei-225 Stock Average Index – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists in 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The STOXX 50 Index – Europe’s leading Blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The STOXX 50 Index is licensed to financial institutions to serve as underlying for a wide range of investment products such as Exchange Traded Funds (ETF), Futures and Options, and structured products worldwide.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2010 and ending September 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), and Rydex|SGI prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		March 31, 2010	September 30, 2010	the Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.28%	(3.50%	)	$1,000.00	$964.99	$6.31
Advisor Class	1.78%	(3.74%	)	1,000.00	962.57	8.76
A-Class	1.52%	(3.63%	)	1,000.00	963.69	7.48
C-Class	2.28%	(3.98%	)	1,000.00	960.18	11.20
S&P 500 Fund
A-Class	1.53%	(2.03%	)	1,000.00	979.72	7.59
C-Class	2.28%	(2.44%	)	1,000.00	975.55	11.29
H-Class	1.53%	(2.03%	)	1,000.00	979.72	7.59
Inverse S&P 500 Strategy Fund
Investor Class	1.42%	(1.40%	)	1,000.00	986.04	7.07
Advisor Class	1.92%	(1.65%	)	1,000.00	983.47	9.55
A-Class	1.68%	(1.51%	)	1,000.00	984.89	8.36
C-Class	2.42%	(1.90%	)	1,000.00	981.04	12.02
NASDAQ-100® Fund
Investor Class	1.30%	1.71%		1,000.00	1,017.15	6.57
Advisor Class	1.80%	1.41%		1,000.00	1,014.06	9.09
A-Class	1.55%	1.47%		1,000.00	1,014.67	7.83
C-Class	2.30%	1.20%		1,000.00	1,012.00	11.60
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%	(5.44%	)	1,000.00	945.59	7.17
Advisor Class	1.96%	(5.71%	)	1,000.00	942.92	9.55
A-Class	1.71%	(5.55%	)	1,000.00	944.52	8.34
C-Class	2.47%	(5.87%	)	1,000.00	941.26	12.02
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	1.41%		1,000.00	1,014.13	8.48
C-Class	2.43%	1.04%		1,000.00	1,010.41	12.25
H-Class	1.68%	1.34%		1,000.00	1,013.39	8.48
Inverse Mid-Cap Strategy Fund
A-Class	1.68%	(5.88%	)	1,000.00	941.18	8.18
C-Class	2.42%	(6.22%	)	1,000.00	937.76	11.76
H-Class	1.68%	(5.92%	)	1,000.00	940.77	8.17
Russell 2000® 1.5x Strategy Fund
A-Class	1.70%	(1.98%	)	1,000.00	980.19	8.44
C-Class	2.46%	(2.38%	)	1,000.00	976.17	12.19
H-Class	1.71%	(2.06%	)	1,000.00	979.37	8.49
Russell 2000® Fund
A-Class	1.55%	(0.30%	)	1,000.00	996.95	7.76
C-Class	2.30%	(0.76%	)	1,000.00	992.37	11.49
H-Class	1.56%	(0.26%	)	1,000.00	997.38	7.81
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	(5.63%	)	1,000.00	943.70	8.33
C-Class	2.45%	(5.98%	)	1,000.00	940.20	11.92
H-Class	1.70%	(5.59%	)	1,000.00	944.09	8.29
S&P 500 Pure Growth Fund
A-Class	1.53%	3.09%		1,000.00	1,030.93	7.79
C-Class	2.27%	2.73%		1,000.00	1,027.25	11.54
H-Class	1.52%	3.09%		1,000.00	1,030.94	7.74
S&P 500 Pure Value Fund
A-Class	1.53%	(4.27%	)	1,000.00	957.32	7.51
C-Class	2.28%	(4.64%	)	1,000.00	953.62	11.17
H-Class	1.54%	(4.28%	)	1,000.00	957.20	7.56
S&P MidCap 400 Pure Growth Fund
A-Class	1.53%	4.19%		1,000.00	1,041.91	7.83
C-Class	2.28%	3.84%		1,000.00	1,038.42	11.65
H-Class	1.53%	4.19%		1,000.00	1,041.86	7.83
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		March 31, 2010	September 30, 2010	the Period[2]
S&P MidCap 400 Pure Value Fund
A-Class	1.52%	(6.44%	)	$1,000.00	$935.63	$7.38
C-Class	2.28%	(6.77%	)	1,000.00	932.32	11.04
H-Class	1.53%	(6.41%	)	1,000.00	935.92	7.43
S&P SmallCap 600 Pure Growth Fund
A-Class	1.52%	1.12%		1,000.00	1,011.23	7.66
C-Class	2.28%	0.84%		1,000.00	1,008.44	11.48
H-Class	1.53%	1.23%		1,000.00	1,012.29	7.72
S&P SmallCap 600 Pure Value Fund
A-Class	1.52%	(13.88%	)	1,000.00	861.22	7.09
C-Class	2.28%	(14.18%	)	1,000.00	858.24	10.62
H-Class	1.54%	(13.90%	)	1,000.00	861.01	7.18
Europe 1.25x Strategy Fund
A-Class	1.68%	(9.80%	)	1,000.00	901.98	8.01
C-Class	2.40%	(10.02%	)	1,000.00	899.77	11.43
H-Class	1.68%	(9.79%	)	1,000.00	902.11	8.01
Japan 2x Strategy Fund
A-Class	1.53%	(12.43%	)	1,000.00	875.68	7.19
C-Class	2.29%	(12.57%	)	1,000.00	874.31	10.76
H-Class	1.53%	(12.20%	)	1,000.00	878.03	7.20
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	(8.85%	)	1,000.00	911.48	8.19
C-Class	2.46%	(9.28%	)	1,000.00	907.24	11.76
H-Class	1.71%	(8.89%	)	1,000.00	911.10	8.19
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	5.51%		1,000.00	1,055.06	8.81
C-Class	2.46%	5.14%		1,000.00	1,051.40	12.65
H-Class	1.70%	5.51%		1,000.00	1,055.12	8.76
Real Estate Fund
A-Class	1.63%	6.81%		1,000.00	1,068.07	8.45
C-Class	2.38%	6.27%		1,000.00	1,062.74	12.31
H-Class	1.63%	6.77%		1,000.00	1,067.71	8.45
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	25.15%		1,000.00	1,251.53	5.47
Advisor Class	1.47%	25.21%		1,000.00	1,252.08	8.30
A-Class	1.22%	25.19%		1,000.00	1,251.86	6.89
C-Class	1.97%	24.68%		1,000.00	1,246.81	11.10
Inverse Government Long Bond Strategy Fund
Investor Class	4.97%	(19.59%	)	1,000.00	804.10	22.48
Advisor Class	5.47%	(19.69%	)	1,000.00	803.10	24.72
A-Class	5.23%	(19.64%	)	1,000.00	803.62	23.65
C-Class	5.98%	(19.91%	)	1,000.00	800.90	27.00
High Yield Strategy Fund
A-Class	1.53%	8.72%		1,000.00	1,087.17	8.01
C-Class	2.27%	8.35%		1,000.00	1,083.54	11.86
H-Class	1.51%	8.78%		1,000.00	1,087.83	7.90
Inverse High Yield Strategy Fund
A-Class	1.52%	(10.59%	)	1,000.00	894.05	7.22
C-Class	2.28%	(10.93%	)	1,000.00	890.65	10.81
H-Class	1.53%	(10.60%	)	1,000.00	894.04	7.26
U.S. Government Money Market Fund
Investor Class	0.25%	0.00%		1,000.00	1,000.00	1.25
Investor2 Class	0.25%	0.00%		1,000.00	1,000.00	1.25
Advisor Class	0.24%	0.00%		1,000.00	1,000.00	1.20
A-Class	0.24%	0.00%		1,000.00	1,000.00	1.20
C-Class	0.25%	0.00%		1,000.00	1,000.00	1.25
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

2

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2010	September 30, 2010	the Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.28%	5.00%	$1,000.00	$1,018.65	$6.48
Advisor Class	1.78%	5.00%	1,000.00	1,016.14	9.00
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
S&P 500 Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
Inverse S&P 500 Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
Advisor Class	1.92%	5.00%	1,000.00	1,015.44	9.70
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
NASDAQ-100® Fund
Investor Class	1.30%	5.00%	1,000.00	1,018.55	6.58
Advisor Class	1.80%	5.00%	1,000.00	1,016.04	9.10
A-Class	1.55%	5.00%	1,000.00	1,017.30	7.84
C-Class	2.30%	5.00%	1,000.00	1,013.54	11.61
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
Advisor Class	1.96%	5.00%	1,000.00	1,015.24	9.90
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Inverse Mid-Cap Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Russell 2000® 1.5x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Russell 2000® Fund
A-Class	1.55%	5.00%	1,000.00	1,017.30	7.84
C-Class	2.30%	5.00%	1,000.00	1,013.54	11.61
H-Class	1.56%	5.00%	1,000.00	1,017.25	7.89
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.45%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
S&P 500 Pure Growth Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P 500 Pure Value Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
S&P MidCap 400 Pure Growth Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P MidCap 400 Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2010	September 30, 2010	the Period[2]
S&P SmallCap 600 Pure Growth Fund
A-Class	1.52%	5.00%	$1,000.00	$1,017.45	$7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P SmallCap 600 Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
Europe 1.25x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Japan 2x Strategy Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
Real Estate Fund
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	5.00%	1,000.00	1,020.21	4.91
Advisor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.22%	5.00%	1,000.00	1,018.95	6.17
C-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
Inverse Government Long Bond Strategy Fund
Investor Class	4.97%	5.00%	1,000.00	1,000.15	24.92
Advisor Class	5.47%	5.00%	1,000.00	997.64	27.39
A-Class	5.23%	5.00%	1,000.00	998.85	26.21
C-Class	5.98%	5.00%	1,000.00	995.09	29.91
High Yield Strategy Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
Inverse High Yield Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
U.S. Government Money Market Fund
Investor Class	0.25%	5.00%	1,000.00	1,023.82	1.27
Investor2 Class	0.25%	5.00%	1,000.00	1,023.82	1.27
Advisor Class	0.24%	5.00%	1,000.00	1,023.87	1.22
A-Class	0.24%	5.00%	1,000.00	1,023.87	1.22
C-Class	0.25%	5.00%	1,000.00	1,023.82	1.27

[1]	This ratio represents annualized Total Expenses, which include interest expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 3.56%, 3.56%, 3.57%, and 3.57% lower for the Investor Class, Advisor Class, A-Class and C-Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2010 to September 30, 2010.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

4

FUND PROFILE (Unaudited)
September 30, 2010

NOVA FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.0%
Apple, Inc.	1.6%
Microsoft Corp.	1.2%
General Electric Co.	1.1%
Johnson & Johnson	1.1%
Procter & Gamble Co.	1.1%
International Business
Machines Corp.	1.1%
AT&T, Inc.	1.1%
Chevron Corp.	1.0%
JPMorgan Chase & Co.	1.0%

Top Ten Total	12.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 65.0%

INFORMATION TECHNOLOGY - 12.2%
Apple, Inc.*	3,813	$1,081,939
Microsoft Corp.	31,769	778,023
International Business Machines Corp.	5,260	705,576
Google, Inc. — Class A*	1,040	546,822
Cisco Systems, Inc.*	23,830	521,877
Intel Corp.	23,235	446,809
Oracle Corp.	16,150	433,628
Hewlett-Packard Co.	9,460	397,982
QUALCOMM, Inc.	6,700	302,304
EMC Corp.*	8,566	173,975
Visa, Inc. — Class A	2,075	154,090
Texas Instruments, Inc.	4,980	135,157
Corning, Inc.	6,510	119,003
eBay, Inc.*	4,808	117,315
Dell, Inc.*	7,060	91,498
Mastercard, Inc. — Class A	396	88,704
Automatic Data Processing, Inc.	2,050	86,162
Motorola, Inc.*	9,744	83,116
Cognizant Technology Solutions Corp. — Class A*	1,264	81,490
NetApp, Inc.*	1,494	74,386
Yahoo!, Inc.*	5,090	72,125
Broadcom Corp. — Class A	1,866	66,038
Juniper Networks, Inc.*	2,170	65,859
Applied Materials, Inc.	5,570	65,058
Xerox Corp.	5,770	59,719
Adobe Systems, Inc.*	2,188	57,216
Salesforce.com, Inc.*	486	54,335
Citrix Systems, Inc.*	783	53,432
Intuit, Inc.*	1,178	51,608
Symantec Corp.*	3,290	49,909
Western Union Co.	2,750	48,593
Agilent Technologies, Inc.*	1,440	48,053
Analog Devices, Inc.	1,240	38,911
Altera Corp.	1,282	38,665
Akamai Technologies, Inc.*	760	38,137
Paychex, Inc.	1,337	36,754
SanDisk Corp.*	972	35,624
Amphenol Corp. — Class A	720	35,266
CA, Inc.	1,610	34,003
Fiserv, Inc.*	620	33,368
Red Hat, Inc.*	790	32,390
Autodesk, Inc.*	950	30,372
BMC Software, Inc.*	750	30,360
McAfee, Inc.*	630	29,774
Fidelity National Information
Services, Inc.	1,095	29,707
Computer Sciences Corp.	640	29,440
Linear Technology Corp.	940	28,886
Xilinx, Inc.	1,080	28,739
NVIDIA Corp.*	2,393	27,950

		MARKET
	SHARES	VALUE

Western Digital Corp.*	955	$27,112
Teradata Corp.*	700	26,992
Micron Technology, Inc.*	3,575	25,776
KLA-Tencor Corp.	700	24,661
Microchip Technology, Inc.	775	24,374
Harris Corp.	540	23,917
VeriSign, Inc.*	730	23,170
Electronic Arts, Inc.*	1,380	22,673
SAIC, Inc.*	1,220	19,496
Advanced Micro Devices, Inc.*	2,360	16,780
FLIR Systems, Inc.*	650	16,705
Lexmark International, Inc. — Class A*	330	14,725
National Semiconductor Corp.	997	12,732
LSI Corp.*	2,680	12,221
Total System Services, Inc.	780	11,887
Molex, Inc.	566	11,846
Tellabs, Inc.	1,590	11,845
Jabil Circuit, Inc.	805	11,600
JDS Uniphase Corp.*	920	11,399
MEMC Electronic Materials, Inc.*	950	11,324
Novellus Systems, Inc.*	380	10,100
Novell, Inc.*	1,473	8,794
Teradyne, Inc.*	755	8,411
QLogic Corp.*	460	8,114
Compuware Corp.*	930	7,933
Monster Worldwide, Inc.*	540	6,998

Total Information Technology		8,081,732

FINANCIALS - 10.2%
JPMorgan Chase & Co.	16,540	629,678
Berkshire Hathaway, Inc. — Class B*	7,205	595,709
Bank of America Corp.	41,857	548,745
Wells Fargo & Co.	21,833	548,663
Citigroup, Inc.*	99,108	386,521
Goldman Sachs Group, Inc.	2,150	310,847
American Express Co.	4,372	183,755
U.S. Bancorp	8,000	172,960
MetLife, Inc.	3,780	145,341
Morgan Stanley	5,835	144,008
Bank of New York Mellon Corp.	5,064	132,322
PNC Financial Services Group, Inc.	2,190	113,683
Simon Property Group, Inc.	1,219	113,050
Prudential Financial, Inc.	1,950	105,651
Travelers Companies, Inc.	1,960	102,116
Aflac, Inc.	1,965	101,610
ACE Ltd.	1,408	82,016
State Street Corp.	2,090	78,709
Capital One Financial Corp.	1,911	75,580
Chubb Corp.	1,310	74,657
CME Group, Inc. — Class A	280	72,926
Allstate Corp.	2,244	70,798
BB&T Corp.	2,894	69,688
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	610	$65,209
Progressive Corp.	2,790	58,227
Charles Schwab Corp.	4,127	57,365
Vornado Realty Trust	666	56,963
Equity Residential	1,180	56,133
Public Storage	576	55,895
Marsh & McLennan Companies, Inc.	2,261	54,535
SunTrust Banks, Inc.	2,090	53,985
T. Rowe Price Group, Inc.	1,070	53,570
Loews Corp.	1,330	50,407
Ameriprise Financial, Inc.	1,050	49,696
Northern Trust Corp.	1,009	48,674
Boston Properties, Inc.	580	48,210
HCP, Inc.	1,290	46,414
AON Corp.	1,125	43,999
Hartford Financial Services Group, Inc.	1,850	42,458
Invesco Ltd.	1,950	41,399
Fifth Third Bancorp	3,320	39,940
Host Hotels & Resorts, Inc.	2,753	39,863
Regions Financial Corp.	5,245	38,131
Discover Financial Services	2,270	37,864
AvalonBay Communities, Inc.	350	36,375
Weyerhaeuser Co.	2,234	35,208
Principal Financial Group, Inc.	1,340	34,733
Ventas, Inc.	638	32,902
Intercontinental Exchange, Inc.*	310	32,463
Lincoln National Corp.	1,323	31,646
NYSE Euronext	1,090	31,141
XL Group plc — Class A	1,420	30,757
Unum Group	1,360	30,124
M&T Bank Corp.	364	29,779
KeyCorp	3,669	29,205
Comerica, Inc.	730	27,120
Kimco Realty Corp.	1,690	26,618
Genworth Financial, Inc. — Class A*	2,041	24,941
Plum Creek Timber Company, Inc.	670	23,651
ProLogis	1,990	23,442
SLM Corp.*	2,020	23,331
Health Care REIT, Inc.	470	22,250
American International Group, Inc.*	560	21,896
Moody’s Corp.	854	21,333
Hudson City Bancorp, Inc.	1,719	21,075
People’s United Financial, Inc.	1,550	20,289
Cincinnati Financial Corp.	680	19,618
Legg Mason, Inc.	640	19,398
Torchmark Corp.	340	18,068
Assurant, Inc.	440	17,908
Huntington Bancshares, Inc.	2,989	16,948
CB Richard Ellis Group, Inc. — Class A*	920	16,818
Marshall & Ilsley Corp.	2,200	15,488

		MARKET
	SHARES	VALUE

Zions Bancorporation	720	$15,379
Leucadia National Corp.	615	14,526
E*Trade Financial Corp.*	820	11,923
NASDAQ OMX Group, Inc.*	600	11,658
First Horizon National Corp.*	974	11,112
Apartment Investment & Management Co. — Class A	490	10,476
Federated Investors, Inc. — Class B	380	8,649
Janus Capital Group, Inc.	770	8,432

Total Financials		6,724,650

HEALTH CARE - 7.6%
Johnson & Johnson	11,487	711,735
Pfizer, Inc.	33,530	575,710
Merck & Company, Inc.	12,840	472,640
Abbott Laboratories	6,440	336,426
Amgen, Inc.*	4,000	220,440
Bristol-Myers Squibb Co.	7,150	193,837
UnitedHealth Group, Inc.	4,690	164,666
Eli Lilly & Co.	4,235	154,705
Medtronic, Inc.	4,510	151,446
Gilead Sciences, Inc.*	3,500	124,635
Baxter International, Inc.	2,440	116,412
Celgene Corp.*	1,920	110,611
Express Scripts, Inc. — Class A*	2,260	110,062
WellPoint, Inc.*	1,670	94,589
Medco Health Solutions, Inc.*	1,800	93,708
Allergan, Inc.	1,280	85,158
Thermo Fisher Scientific, Inc.*	1,690	80,917
Genzyme Corp.*	1,060	75,037
Becton Dickinson and Co.	970	71,877
McKesson Corp.	1,090	67,340
Stryker Corp.	1,260	63,063
Biogen Idec, Inc.*	1,000	56,120
Aetna, Inc.	1,740	55,001
St. Jude Medical, Inc.*	1,368	53,817
Cardinal Health, Inc.	1,460	48,238
Intuitive Surgical, Inc.*	160	45,398
Zimmer Holdings, Inc.*	840	43,957
CIGNA Corp.	1,140	40,789
Hospira, Inc.*	700	39,907
Boston Scientific Corp.*	6,320	38,742
Forest Laboratories, Inc.*	1,190	36,807
Life Technologies Corp.*	765	35,718
AmerisourceBergen Corp. — Class A	1,160	35,566
Humana, Inc.*	700	35,168
Laboratory Corporation of America Holdings*	430	33,725
CR Bard, Inc.	390	31,758
Varian Medical Systems, Inc.*	510	30,855
Quest Diagnostics, Inc.	610	30,787
DaVita, Inc.*	430	29,683
Waters Corp.*	380	26,896

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

Mylan, Inc.*	1,290	$24,265
Cerner Corp.*	286	24,021
CareFusion Corp.*	930	23,101
Cephalon, Inc.*	310	19,356
DENTSPLY International, Inc.	600	19,182
Watson Pharmaceuticals, Inc.*	450	19,040
Coventry Health Care, Inc.*	615	13,241
Patterson Companies, Inc.	400	11,460
PerkinElmer, Inc.	490	11,339
King Pharmaceuticals, Inc.*	1,038	10,338
Tenet Healthcare Corp.*	2,019	9,530

Total Health Care		5,008,819

CONSUMER STAPLES - 7.3%
Procter & Gamble Co.	11,840	710,045
Coca-Cola Co.	9,635	563,840
Wal-Mart Stores, Inc.	8,340	446,357
PepsiCo, Inc.	6,640	441,162
Philip Morris International, Inc.	7,650	428,553
Kraft Foods, Inc. — Class A	7,279	224,630
Altria Group, Inc.	8,691	208,758
CVS Caremark Corp.	5,670	178,435
Colgate-Palmolive Co.	2,030	156,026
Walgreen Co.	4,060	136,010
Costco Wholesale Corp.	1,827	117,823
Kimberly-Clark Corp.	1,710	111,235
General Mills, Inc.	2,680	97,927
Archer-Daniels-Midland Co.	2,670	85,226
Sysco Corp.	2,450	69,874
HJ Heinz Co.	1,325	62,765
Kroger Co.	2,680	58,049
Avon Products, Inc.	1,788	57,413
Kellogg Co.	1,085	54,803
Lorillard, Inc.	630	50,595
Mead Johnson Nutrition Co. — Class A	850	48,373
Coca-Cola Enterprises, Inc.	1,380	42,780
Reynolds American, Inc.	710	42,167
ConAgra Foods, Inc.	1,830	40,150
Clorox Co.	580	38,721
Sara Lee Corp.	2,760	37,067
Dr Pepper Snapple Group, Inc.	990	35,165
Safeway, Inc.	1,590	33,644
Molson Coors Brewing Co. — Class B	650	30,693
Hershey Co.	640	30,458
Estee Lauder Companies, Inc. — Class A	480	30,350
JM Smucker Co.	500	30,265
Campbell Soup Co.	800	28,600
Brown-Forman Corp. — Class B	430	26,505
McCormick & Company, Inc.	546	22,954
Whole Foods Market, Inc.*	612	22,711
Tyson Foods, Inc. — Class A	1,240	19,865
Constellation Brands, Inc. — Class A*	800	14,152

		MARKET
	SHARES	VALUE

Hormel Foods Corp.	290	$12,934
SUPERVALU, Inc.	888	10,239
Dean Foods Co.*	760	7,760

Total Consumer Staples		4,865,079

ENERGY - 7.1%
Exxon Mobil Corp.	21,240	1,312,420
Chevron Corp.	8,394	680,334
ConocoPhillips	6,190	355,492
Schlumberger Ltd.	5,700	351,177
Occidental Petroleum Corp.	3,394	265,750
Apache Corp.	1,515	148,106
Halliburton Co.	3,800	125,666
Anadarko Petroleum Corp.	2,059	117,466
Devon Energy Corp.	1,810	117,179
EOG Resources, Inc.	1,062	98,734
Marathon Oil Corp.	2,960	97,976
National Oilwell Varco, Inc.	1,749	77,778
Baker Hughes, Inc.	1,804	76,850
Hess Corp.	1,218	72,008
Chesapeake Energy Corp.	2,735	61,948
Spectra Energy Corp.	2,700	60,885
Peabody Energy Corp.	1,120	54,891
Noble Energy, Inc.	730	54,816
Murphy Oil Corp.	800	49,536
Southwestern Energy Co.*	1,442	48,221
Williams Companies, Inc.	2,437	46,571
Cameron International Corp.*	1,010	43,390
Valero Energy Corp.	2,358	41,289
El Paso Corp.	2,935	36,335
Consol Energy, Inc.	940	34,742
FMC Technologies, Inc.*	500	34,145
Pioneer Natural Resources Co.	480	31,215
Denbury Resources, Inc.*	1,657	26,330
Range Resources Corp.	670	25,547
EQT Corp.	620	22,357
QEP Resources, Inc.	730	22,002
Nabors Industries Ltd.*	1,190	21,491
Diamond Offshore Drilling, Inc.	290	19,653
Sunoco, Inc.	496	18,104
Helmerich & Payne, Inc.	440	17,802
Rowan Companies, Inc.*	480	14,573
Massey Energy Co.	430	13,339
Cabot Oil & Gas Corp.	430	12,947
Tesoro Corp.	580	7,749

Total Energy		4,716,814

INDUSTRIALS - 7.0%
General Electric Co.	44,599	724,734
United Technologies Corp.	3,880	276,372
United Parcel Service, Inc. — Class B	4,130	275,430
3M Co.	2,980	258,396
Caterpillar, Inc.	2,633	207,164
Boeing Co.	3,050	202,947

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

Union Pacific Corp.	2,080	$170,144
Emerson Electric Co.	3,140	165,352
Honeywell International, Inc.	3,222	141,575
Deere & Co.	1,770	123,511
FedEx Corp.	1,310	112,005
General Dynamics Corp.	1,590	99,868
Norfolk Southern Corp.	1,540	91,645
Danaher Corp.	2,226	90,398
Illinois Tool Works, Inc.	1,916	90,090
Lockheed Martin Corp.	1,240	88,387
CSX Corp.	1,580	87,406
Tyco International Ltd.	2,080	76,398
Precision Castparts Corp.	590	75,136
Northrop Grumman Corp.	1,230	74,575
Cummins, Inc.	820	74,276
PACCAR, Inc.	1,520	73,188
Raytheon Co.	1,560	71,308
Waste Management, Inc.	1,990	71,123
Eaton Corp.	696	57,413
CH Robinson Worldwide, Inc.	690	48,245
Parker Hannifin Corp.	670	46,940
Expeditors International of Washington, Inc.	890	41,145
Dover Corp.	780	40,724
Southwest Airlines Co.	3,110	40,648
Republic Services, Inc. — Class A	1,280	39,027
Rockwell Collins, Inc.	660	38,445
Goodrich Corp.	518	38,192
Fluor Corp.	750	37,147
Rockwell Automation, Inc.	590	36,421
ITT Corp.	770	36,059
L-3 Communications Holdings, Inc.	480	34,690
First Solar, Inc.*	215	31,680
WW Grainger, Inc.	250	29,777
Fastenal Co.	487	25,904
Roper Industries, Inc.	390	25,420
Flowserve Corp.	230	25,167
Stericycle, Inc.*	350	24,318
Textron, Inc.	1,140	23,438
Jacobs Engineering Group, Inc.*	520	20,124
Pall Corp.	480	19,987
Pitney Bowes, Inc.	860	18,387
Avery Dennison Corp.	460	17,075
Quanta Services, Inc.*	876	16,714
Masco Corp.	1,490	16,405
Equifax, Inc.	520	16,224
Robert Half International, Inc.	620	16,120
Cintas Corp.	550	15,152
Dun & Bradstreet Corp.	200	14,828
RR Donnelley & Sons Co.	860	14,586
Iron Mountain, Inc.	616	13,761
Snap-On, Inc.	238	11,069
Ryder System, Inc.	210	8,982

Total Industrials		4,661,642

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 6.8%
McDonald’s Corp.	4,440	$330,824
Walt Disney Co.	7,980	264,218
Amazon.com, Inc.*	1,480	232,449
Home Depot, Inc.	6,950	220,176
Comcast Corp. — Class A	11,710	211,717
Ford Motor Co.*	14,354	175,693
Target Corp.	3,010	160,854
DIRECTV — Class A*	3,617	150,576
Time Warner, Inc.	4,690	143,749
Lowe’s Companies, Inc.	5,850	130,397
NIKE, Inc. — Class B	1,610	129,025
News Corp. — Class A*	9,510	124,201
Viacom, Inc. — Class B	2,540	91,923
Yum! Brands, Inc.	1,950	89,817
Johnson Controls, Inc.	2,806	85,583
Time Warner Cable, Inc. — Class A	1,479	79,851
Starbucks Corp.	3,080	78,786
TJX Companies, Inc.	1,670	74,532
Carnival Corp.	1,810	69,160
Priceline.com, Inc.*	195	67,926
Kohl’s Corp.*	1,283	67,588
Staples, Inc.	3,049	63,785
Best Buy Company, Inc.	1,435	58,591
Coach, Inc.	1,240	53,270
Discovery Communications, Inc. — Class A*	1,190	51,824
Omnicom Group, Inc.	1,260	49,745
Bed Bath & Beyond, Inc.*	1,090	47,317
CBS Corp. — Class B	2,841	45,058
McGraw-Hill Companies, Inc.	1,290	42,647
Stanley Black & Decker, Inc.	689	42,222
Starwood Hotels & Resorts Worldwide, Inc.	790	41,515
Macy’s, Inc.	1,759	40,615
Marriott International, Inc. — Class A	988	35,400
Mattel, Inc.	1,500	35,190
The Gap, Inc.	1,830	34,111
Fortune Brands, Inc.	636	31,310
O’Reilly Automotive, Inc.*	569	30,271
Limited Brands, Inc.	1,100	29,458
Genuine Parts Co.	659	29,385
VF Corp.	360	29,167
Harley-Davidson, Inc.	980	27,871
AutoZone, Inc.*	120	27,469
Wynn Resorts Ltd.	314	27,246
Apollo Group, Inc. — Class A*	525	26,959
Ross Stores, Inc.	490	26,764
JC Penney Company, Inc.	978	26,582
Nordstrom, Inc.	699	26,003
CarMax, Inc.*	929	25,882
Whirlpool Corp.	310	25,098
Tiffany & Co.	530	24,905

14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

Darden Restaurants, Inc.	580	$24,812
Expedia, Inc.	869	24,514
Family Dollar Stores, Inc.	550	24,288
Polo Ralph Lauren Corp. — Class A	270	24,262
Newell Rubbermaid, Inc.	1,160	20,660
Wyndham Worldwide Corp.	750	20,602
Interpublic Group of Companies, Inc.*	2,045	20,511
Hasbro, Inc.	459	20,430
International Game Technology	1,240	17,918
Scripps Networks Interactive, Inc. — Class A	370	17,605
Urban Outfitters, Inc.*	540	16,978
H&R Block, Inc.	1,290	16,706
Abercrombie & Fitch Co. — Class A	375	14,745
Leggett & Platt, Inc.	610	13,884
DR Horton, Inc.	1,170	13,010
Sears Holdings Corp.*	180	12,985
DeVry, Inc.	260	12,795
GameStop Corp. — Class A*	630	12,417
Pulte Group, Inc.*	1,398	12,246
Gannett Company, Inc.	1,000	12,230
RadioShack Corp.	518	11,049
Goodyear Tire & Rubber Co.*	1,008	10,836
Big Lots, Inc.*	320	10,640
Lennar Corp. — Class A	660	10,151
Harman International Industries, Inc.*	280	9,355
Washington Post Co. — Class B	20	7,988
AutoNation, Inc.*	260	6,045
Office Depot, Inc.*	1,146	5,272
Meredith Corp.	150	4,997
Eastman Kodak Co.*	1,120	4,704
New York Times Co. — Class A*	489	3,785

Total Consumer Discretionary		4,473,125

UTILITIES - 2.4% Southern Co.	3,470	129,223
Exelon Corp.	2,763	117,649
Dominion Resources, Inc.	2,460	107,404
Duke Energy Corp.	5,504	97,476
NextEra Energy, Inc.	1,730	94,095
American Electric Power Company, Inc.	1,999	72,424
Public Service Enterprise Group, Inc.	2,106	69,666
PG&E Corp.	1,480	67,222
Entergy Corp.	780	59,693
Consolidated Edison, Inc.	1,180	56,900
Sempra Energy	1,026	55,199
PPL Corp.	2,010	54,732
Progress Energy, Inc.	1,223	54,326
FirstEnergy Corp.	1,270	48,946
Edison International	1,360	46,770

		MARKET
	SHARES	VALUE

Xcel Energy, Inc.	1,920	$44,102
DTE Energy Co.	700	32,151
AES Corp.*	2,780	31,553
Wisconsin Energy Corp.	490	28,322
Ameren Corp.	989	28,088
CenterPoint Energy, Inc.	1,760	27,667
Constellation Energy Group, Inc.	844	27,211
NRG Energy, Inc.*	1,050	21,861
Northeast Utilities	727	21,497
NiSource, Inc.	1,163	20,236
Oneok, Inc.	440	19,818
SCANA Corp.	470	18,950
Pinnacle West Capital Corp.	450	18,571
Allegheny Energy, Inc.	710	17,409
CMS Energy Corp.	960	17,299
Pepco Holdings, Inc.	929	17,279
Integrys Energy Group, Inc.	324	16,867
TECO Energy, Inc.	900	15,588
Nicor, Inc.	190	8,706

Total Utilities		1,564,900

MATERIALS - 2.3%
E. I. du Pont de Nemours & Co.	3,779	168,619
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,956	167,023
Dow Chemical Co.	4,844	133,016
Newmont Mining Co.	2,047	128,572
Praxair, Inc.	1,279	115,442
Monsanto Co.	2,250	107,842
Air Products & Chemicals, Inc.	880	72,882
Alcoa, Inc.	4,264	51,637
Nucor Corp.	1,320	50,424
PPG Industries, Inc.	690	50,232
Ecolab, Inc.	970	49,218
International Paper Co.	1,820	39,585
Cliffs Natural Resources, Inc.	570	36,434
Sigma-Aldrich Corp.	510	30,794
Sherwin-Williams Co.	370	27,802
CF Industries Holdings, Inc.	290	27,695
United States Steel Co.	599	26,260
Ball Corp.	380	22,363
Eastman Chemical Co.	300	22,200
Airgas, Inc.	310	21,064
FMC Corp.	300	20,523
Vulcan Materials Co.	530	19,568
Owens-Illinois, Inc.*	680	19,081
Allegheny Technologies, Inc.	410	19,044
Pactiv Corp.*	560	18,469
MeadWestvaco Corp.	710	17,310
International Flavors & Fragrances, Inc.	330	16,012
Sealed Air Corp.	660	14,837
Bemis Company, Inc.	460	14,605
Titanium Metals Corp.*	366	7,305
AK Steel Holding Corp.	460	6,353

Total Materials		1,522,211

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  NOVA FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	24,646	$704,876
Verizon Communications, Inc.	11,790	384,236
American Tower Corp. — Class A*	1,670	85,604
Sprint Nextel Corp.*	12,450	57,643
CenturyLink, Inc.	1,250	49,325
Qwest Communications International, Inc.	7,251	45,464
Frontier Communications Corp.	4,141	33,832
Windstream Corp.	2,010	24,703
MetroPCS Communications, Inc.*	1,093	11,433

Total Telecommunication Services		1,397,116

Total Common Stocks (Cost $29,843,596)		43,016,088

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 29.4%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$5,551,683	5,551,683
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	5,545,503	5,545,503
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	5,482,693	5,482,693
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	2,291,530	2,291,530
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	572,882	572,882

Total Repurchase Agreements (Cost $19,444,291)		19,444,291

Total Investments – 94.4% (Cost $49,287,887)		$62,460,379

Cash & Other Assets, Less Liabilities – 5.6%		3,717,465

Total Net Assets – 100.0%		$66,177,844

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 S&P 500 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $10,735,200)	189	$67,888

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 S&P 500 Index Swap, Terminating 10/27/10[3] (Notional Market Value $7,729,662)	6,773	$(4,339)
Morgan Stanley Capital Services, Inc.
October 2010 S&P 500 Index Swap, Terminating 10/26/10[3] (Notional Market Value $11,745,911)	10,293	(6,627)
Credit Suisse Capital, LLC October 2010 S&P 500 Index Swap, Terminating 10/29/10[3] (Notional Market Value $26,359,985)	23,098	(81,362)

(Total Notional Market Value $45,835,558)		$(92,328)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust
16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  NOVA FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$43,016,088
Repurchase agreement, at value	19,444,291

Total investments	62,460,379
Segregated cash with broker	2,094,974
Cash	126
Receivables:
Fund shares sold	2,083,411
Dividends	51,334
Interest	104

Total assets	66,690,328

Liabilities:
Unrealized depreciation on swap agreements	92,328
Payable for:
Variation margin	35,544
Fund shares redeemed	288,810
Management fees	34,001
Custodian fees	1,520
Transfer agent/maintenance fees	11,334
Distribution and service fees	10,103
Portfolio accounting fees	4,533
Other	34,311

Total liabilities	512,484

Net assets	$66,177,844

Net assets consist of:
Paid in capital	176,887,954
Undistributed net investment income	94,203
Accumulated net realized loss on
sale of investments	(123,952,365)
Net unrealized appreciation in
value of investments	13,148,052

Net assets	66,177,844

Investor Class:
Net assets	$46,697,606
Capital shares outstanding	2,386,686
Net asset value per share	$19.57

Advisor Class:
Net assets	$6,886,198
Capital shares outstanding	377,132
Net asset value per share	$18.26

A-Class:
Net assets	$4,572,863
Capital shares outstanding	246,077
Net asset value per share	$18.58

Maximum offering price per share*	$19.51

C-Class:
Net assets	$8,021,177
Capital shares outstanding	455,680
Net asset value per share	$17.60

Investments, at cost	$29,843,596
Repurchase agreement, at cost	19,444,291

Total cost	$49,287,887
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$480,456
Interest	13,290

Total investment income	493,746

Expenses:
Management fees	242,096
Transfer agent and administrative fees	80,698
Distribution and Service Fees:
Advisor Class	17,878
A-Class	3,784
C-Class	43,743
Portfolio accounting fees	32,279
Trustees’ fees**	2,986
Miscellaneous	54,811

Total expenses	478,275

Net investment income	15,471

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,730,781
Equity index swaps	(1,657,535)
Futures contracts	(772,170)

Net realized gain	301,076

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(5,474,053)
Equity index swaps	(1,219,266)
Futures contracts	(11,577)

Net unrealized depreciation	(6,704,896)

Net loss	(6,403,820)

Net decrease in net assets resulting
from operations	$(6,388,349)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

  NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$15,471	$78,731
Net realized gain during the period on investments	301,076	14,811,881
Net unrealized appreciation (depreciation) during the period on investments	(6,704,896)	22,856,692

Net increase (decrease) in net assets resulting from operations	(6,388,349)	37,747,304

Distributions to shareholders from:
Net investment income
Investor Class	—	(400,020)
Advisor Class	—	(66,025)
A-Class	—	(25,816)
C-Class	—	(115,450)

Total distributions to shareholders	—	(607,311)

Capital share transactions:
Proceeds from sale of shares
Investor Class	144,457,505	263,372,039
Advisor Class	11,976,754	37,475,685
A-Class	7,206,663	11,892,536
C-Class	3,572,843	7,293,115
Distributions reinvested
Investor Class	—	389,078
Advisor Class	—	62,038
A-Class	—	23,887
C-Class	—	109,992
Cost of shares redeemed
Investor Class	(169,972,257)	(241,354,104)
Advisor Class	(16,250,314)	(42,157,841)
A-Class	(4,214,705)	(16,805,121)
C-Class	(5,760,933)	12,273,520

Net increase (decrease) from capital share transactions	(28,984,444)	8,027,784

Net increase (decrease) in net assets	(35,372,793)	45,167,777
Net assets:
Beginning of period	101,550,637	56,382,860

End of period	$66,177,844	$101,550,637

Undistributed net investment income at end of period	$94,203	$78,732

Capital share activity:
Shares sold
Investor Class	7,609,469	15,696,593
Advisor Class	686,478	2,371,621
A-Class	402,444	797,509
C-Class	211,772	489,614
Shares reinvested
Investor Class	—	20,846
Advisor Class	—	3,549
A-Class	—	1,345
C-Class	—	6,500
Shares redeemed
Investor Class	(9,033,387)	(14,766,800)
Advisor Class	(928,516)	(2,767,595)
A-Class	(253,640)	(1,033,705)
C-Class	(337,597)	(808,245)

Total capital share activity	(1,642,977)	11,232

18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  NOVA FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010 [a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$20.28	$11.40	$26.13	$30.92	$28.89	$25.96

Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.19	.40	(.15)	(.12)
Net gain (loss) on securities
(realized and unrealized)	(.73)	8.97	(14.83)	(4.51)	4.19	3.90

Total from investment operations	(.71)	9.03	(14.64)	(4.11)	4.04	3.78

Less distributions:
Distributions from net investment income	—	(.15)	(.09)	(.68)	(2.01)	(.85)

Total distributions	—	(.15)	(.09)	(.68)	(2.01)	(.85)

Net asset value, end of period	$19.57	$20.28	$11.40	$26.13	$30.92	$28.89

Total Return[c]	(3.50% )	79.36%	(56.06% )	(13.71% )	13.99%	14.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,698	$77,268	$32,603	$74,674	$113,195	$139,786

Ratios to average net assets:
Net investment income (loss)	0.24%	0.33%	0.93%	1.26%	1.23%	(0.45% )
Combined net investment income[e]	—	—	—	—	—	0.95%
Total expenses[f]	1.28%	1.28%	1.29%	1.27%	1.25%	1.35%
Net expenses[f]	1.28%	1.28%	1.29%	1.27%	1.25%	1.23%
Portfolio turnover rate	38%	68%	143%	115%	144%	192%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$18.97	$10.73	$24.72	$29.44	$27.73	$25.08

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.01)	.08	.23	(.28)	(.25)
Net gain (loss) on securities
(realized and unrealized)	(.69)	8.40	(13.98)	(4.27)	4.00	3.75

Total from investment operations	(.71)	8.39	(13.90)	(4.04)	3.72	3.50

Less distributions:
Distributions from net investment income	—	(.15)	(.09)	(.68)	(2.01)	(.85)

Total distributions	—	(.15)	(.09)	(.68)	(2.01)	(.85)

Net asset value, end of period	$18.26	$18.97	$10.73	$24.72	$29.44	$27.73

Total Return[c]	(3.74% )	78.35%	(56.26% )	(14.16% )	13.41%	14.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,886	$11,746	$10,853	$19,218	$36,441	$41,002

Ratios to average net assets:
Net investment income (loss)	(0.26% )	(0.03% )	0.45%	0.78%	0.73%	(0.96% )
Combined net investment income[e]	—	—	—	—	—	0.44%
Total expenses[f]	1.78%	1.78%	1.79%	1.77%	1.75%	1.85%
Net expenses[f]	1.78%	1.78%	1.79%	1.77%	1.75%	1.74%

Portfolio turnover rate	38%	68%	143%	115%	144%	192%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

  NOVA FUND
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$19.28		$10.88	$24.99	$29.67	$27.87	$25.15

Income (loss) from investment operations:
Net investment income (loss)[b]	—	[d]	.03	.13	.29	(.21)	(.19)
Net gain (loss) on securities
(realized and unrealized)	(.70)		8.52	(14.15)	(4.29)	4.02	3.76

Total from investment operations	(.70)		8.55	(14.02)	(4.00)	3.81	3.57

Less distributions:
Distributions from net investment income	—		(.15)	(.09)	(.68)	(2.01)	(.85)

Total distributions	—		(.15)	(.09)	(.68)	(2.01)	(.85)

Net asset value, end of period	$18.58		$19.28	$10.88	$24.99	$29.67	$27.87

Total Return[c]	(3.63%	)	78.74%	(56.13% )	(13.92% )	13.67%	14.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,573		$1,876	$3,612	$11,791	$15,586	$29,315

Ratios to average net assets:
Net investment income (loss)	0.03%		0.18%	0.70%	0.97%	0.98%	(0.71% )
Combined net investment income[e]	—		—	—	—	—	0.69%
Total expenses[f]	1.52%		1.54%	1.54%	1.52%	1.50%	1.60%
Net expenses[f]	1.52%		1.54%	1.54%	1.52%	1.50%	1.49%

Portfolio turnover rate	38%		68%	143%	115%	144%	192%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010[a]		2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$18.33		$10.42	$24.14	$28.91	$27.39	$24.89

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)		(.09)	(.01)	.07	(.42)	(.38)
Net gain (loss) on securities
(realized and unrealized)	(.67)		8.15	(13.62)	(4.16)	3.95	3.73

Total from investment operations	(.73)		8.06	(13.63)	(4.09)	3.53	3.35

Less distributions:
Distributions from net investment income	—		(.15)	(.09)	(.68)	(2.01)	(.85)

Total distributions	—		(.15)	(.09)	(.68)	(2.01)	(.85)

Net asset value, end of period	$17.60		$18.33	$10.42	$24.14	$28.91	$27.39

Total Return[c]	(3.98%	)	77.51%	(56.49% )	(14.60% )	12.88%	13.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,021		$10,661	$9,314	$29,715	$42,925	$50,131

Ratios to average net assets:
Net investment income (loss)	(0.72%	)	(0.61% )	(0.05% )	0.24%	0.23%	(1.46% )
Combined net investment loss[e]	—		—	—	—	—	(0.06% )
Total expenses[f]	2.28%		2.28%	2.29%	2.27%	2.25%	2.35%
Net expenses[f]	2.28%		2.28%	2.29%	2.27%	2.25%	2.24%

Portfolio turnover rate	38%		68%	143%	115%	144%	192%
20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  NOVA FUND
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $0.01 per share.
Prior to April 1, 2007, the Nova Fund operated under a Master-Feeder Structure.

[e]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined Net Investment Income (Loss)” for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio.

[f]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

FUND PROFILE (Unaudited)
September 30, 2010

S&P 500 FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.1%
Apple, Inc.	1.7%
Microsoft Corp.	1.2%
General Electric Co.	1.2%
Johnson & Johnson	1.1%
Procter & Gamble Co.	1.1%
International Business
Machines Corp.	1.1%
AT&T, Inc.	1.1%
Chevron Corp.	1.1%
JPMorgan Chase & Co.	1.0%

Top Ten Total	12.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 68.4%

INFORMATION TECHNOLOGY - 12.8%
Apple, Inc.*	5,247	$1,488,836
Microsoft Corp.	43,760	1,071,682
International Business Machines Corp.	7,250	972,515
Google, Inc. — Class A*	1,428	750,828
Cisco Systems, Inc.*	32,823	718,824
Intel Corp.	31,999	615,341
Oracle Corp.	22,240	597,144
Hewlett-Packard Co.	13,030	548,172
QUALCOMM, Inc.	9,220	416,006
EMC Corp.*	11,800	239,658
Visa, Inc. — Class A	2,858	212,235
Texas Instruments, Inc.	6,870	186,452
Corning, Inc.	8,972	164,008
eBay, Inc.*	6,645	162,138
Dell, Inc.*	9,720	125,971
Mastercard, Inc. — Class A	559	125,216
Automatic Data Processing, Inc.	2,830	118,945
Motorola, Inc.*	13,406	114,353
Cognizant Technology Solutions Corp. — Class A*	1,726	111,275
Yahoo!, Inc.*	7,747	109,775
NetApp, Inc.*	2,056	102,368
Broadcom Corp. — Class A	2,576	91,165
Juniper Networks, Inc.*	2,990	90,747
Applied Materials, Inc.	7,680	89,702
Intuit, Inc.*	1,891	82,845
Xerox Corp.	7,946	82,241
Adobe Systems, Inc.*	3,020	78,973
Salesforce.com, Inc.*	670	74,906
Citrix Systems, Inc.*	1,073	73,222
Symantec Corp.*	4,540	68,872
Western Union Co.	3,790	66,969
Agilent Technologies, Inc.*	2,000	66,740
Analog Devices, Inc.	1,720	53,974
Altera Corp.	1,768	53,323
Akamai Technologies, Inc.*	1,040	52,187
Paychex, Inc.	1,857	51,049
SanDisk Corp.*	1,336	48,964
Amphenol Corp. — Class A	997	48,833
CA, Inc.	2,230	47,098
Fiserv, Inc.*	860	46,285
Red Hat, Inc.*	1,090	44,690
McAfee, Inc.*	890	42,062
Autodesk, Inc.*	1,310	41,881
BMC Software, Inc.*	1,030	41,695
Fidelity National Information Services, Inc.	1,517	41,156
Computer Sciences Corp.	888	40,848
Linear Technology Corp.	1,293	39,734
Xilinx, Inc.	1,490	39,649
NVIDIA Corp.*	3,303	38,579

		MARKET
	SHARES	VALUE

Western Digital Corp.*	1,317	$37,390
Teradata Corp.*	960	37,018
Micron Technology, Inc.*	4,909	35,394
KLA-Tencor Corp.	970	34,173
Microchip Technology, Inc.	1,071	33,683
Harris Corp.	740	32,775
VeriSign, Inc.*	1,000	31,740
Electronic Arts, Inc.*	1,902	31,250
SAIC, Inc.*	1,686	26,942
Total System Services, Inc.	1,596	24,323
FLIR Systems, Inc.*	910	23,387
Advanced Micro Devices, Inc.*	3,257	23,157
Lexmark International, Inc. — Class A*	452	20,168
National Semiconductor Corp.	1,378	17,597
LSI Corp.*	3,690	16,826
Molex, Inc.	802	16,786
Tellabs, Inc.	2,190	16,316
Jabil Circuit, Inc.	1,130	16,283
JDS Uniphase Corp.*	1,280	15,859
MEMC Electronic Materials, Inc.*	1,308	15,591
Novellus Systems, Inc.*	530	14,087
Novell, Inc.*	2,020	12,059
Teradyne, Inc.*	1,038	11,563
QLogic Corp.*	630	11,113
Compuware Corp.*	1,280	10,919
Monster Worldwide, Inc.*	750	9,720

Total Information Technology		11,166,250

FINANCIALS - 10.7%
JPMorgan Chase & Co.	22,790	867,615
Berkshire Hathaway, Inc. — Class B*	9,943	822,087
Bank of America Corp.	57,660	755,923
Wells Fargo & Co.	30,072	755,709
Citigroup, Inc.*	136,531	532,471
Goldman Sachs Group, Inc.	2,960	427,957
American Express Co.	6,298	264,705
U.S. Bancorp	11,023	238,317
MetLife, Inc.	5,210	200,325
Morgan Stanley	8,029	198,156
Bank of New York Mellon Corp.	6,978	182,335
PNC Financial Services Group, Inc.	3,016	156,561
Simon Property Group, Inc.	1,687	156,452
Prudential Financial, Inc.	2,684	145,419
Travelers Companies, Inc.	2,700	140,670
Aflac, Inc.	2,707	139,979
ACE Ltd.	1,950	113,588
State Street Corp.	2,878	108,385
Capital One Financial Corp.	2,618	103,542
Chubb Corp.	1,810	103,152
CME Group, Inc. — Class A	386	100,534
Allstate Corp.	3,097	97,710
BB&T Corp.	3,979	95,814
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	840	$89,796
Loews Corp.	2,144	81,258
Vornado Realty Trust	940	80,398
Progressive Corp.	3,840	80,141
Charles Schwab Corp.	5,698	79,202
Public Storage	812	78,796
Equity Residential	1,630	77,539
Marsh & McLennan Companies, Inc.	3,118	75,206
SunTrust Banks, Inc.	2,873	74,210
T. Rowe Price Group, Inc.	1,480	74,096
Ameriprise Financial, Inc.	1,440	68,155
Northern Trust Corp.	1,386	66,861
Boston Properties, Inc.	797	66,247
HCP, Inc.	1,776	63,900
AON Corp.	1,549	60,581
Hartford Financial Services Group, Inc.	2,557	58,683
Invesco Ltd.	2,690	57,109
Fifth Third Bancorp	4,580	55,097
Host Hotels & Resorts, Inc.	3,783	54,778
Regions Financial Corp.	7,220	52,489
Discover Financial Services	3,130	52,208
AvalonBay Communities, Inc.	490	50,926
Weyerhaeuser Co.	3,091	48,714
Principal Financial Group, Inc.	1,842	47,745
Ventas, Inc.	905	46,671
IntercontinentalExchange, Inc.*	430	45,030
Lincoln National Corp.	1,816	43,439
NYSE Euronext	1,500	42,855
XL Group plc — Class A	1,970	42,670
Unum Group	1,880	41,642
M&T Bank Corp.	500	40,905
KeyCorp	5,056	40,246
Comerica, Inc.	1,020	37,893
Hudson City Bancorp, Inc.	3,031	37,160
Kimco Realty Corp.	2,326	36,635
Health Care REIT, Inc.	758	35,884
Genworth Financial, Inc. — Class A*	2,815	34,399
Plum Creek Timber Company, Inc.	936	33,041
ProLogis	2,740	32,277
SLM Corp.*	2,788	32,201
American International Group, Inc.*	780	30,498
CB Richard Ellis Group, Inc. — Class A*	1,656	30,272
Moody’s Corp.	1,170	29,227
People’s United Financial, Inc.	2,130	27,882
Legg Mason, Inc.	890	26,976
Cincinnati Financial Corp.	930	26,831
Leucadia National Corp.	1,133	26,761
Assurant, Inc.	620	25,234
Torchmark Corp.	460	24,444

		MARKET
	SHARES	VALUE

Huntington Bancshares, Inc.	4,120	$23,360
Zions Bancorporation	1,000	21,360
Marshall & Ilsley Corp.	3,026	21,303
E*Trade Financial Corp.*	1,143	16,619
NASDAQ OMX Group, Inc.*	830	16,127
First Horizon National Corp.*	1,339	15,278
Apartment Investment & Management Co. — Class A	680	14,538
Federated Investors, Inc. — Class B	530	12,063
Janus Capital Group, Inc.	1,060	11,607

Total Financials		9,324,869

HEALTH CARE - 8.0%
Johnson & Johnson	15,830	980,827
Pfizer, Inc.	46,190	793,082
Merck & Company, Inc.	17,690	651,169
Abbott Laboratories	8,873	463,526
Amgen, Inc.*	5,507	303,491
Bristol-Myers Squibb Co.	9,850	267,034
UnitedHealth Group, Inc.	6,460	226,811
Eli Lilly & Co.	5,833	213,079
Medtronic, Inc.	6,210	208,532
Gilead Sciences, Inc.*	4,817	171,533
Baxter International, Inc.	3,360	160,306
Celgene Corp.*	2,640	152,090
Express Scripts, Inc. — Class A*	3,120	151,944
WellPoint, Inc.*	2,296	130,045
Medco Health Solutions, Inc.*	2,490	129,629
Allergan, Inc.	1,780	118,423
Thermo Fisher Scientific, Inc.*	2,340	112,039
Genzyme Corp.*	1,460	103,353
Becton Dickinson and Co.	1,330	98,553
Stryker Corp.	1,960	98,098
McKesson Corp.	1,500	92,670
Biogen Idec, Inc.*	1,390	78,007
Aetna, Inc.	2,400	75,864
St. Jude Medical, Inc.*	1,883	74,077
Cardinal Health, Inc.	2,030	67,071
Intuitive Surgical, Inc.*	230	65,260
Zimmer Holdings, Inc.*	1,150	60,180
CIGNA Corp.	1,570	56,175
Hospira, Inc.*	960	54,730
Boston Scientific Corp.*	8,716	53,429
Forest Laboratories, Inc.*	1,640	50,725
Humana, Inc.*	980	49,235
AmerisourceBergen Corp. — Class A	1,600	49,056
Life Technologies Corp.*	1,047	48,884
Laboratory Corporation of America Holdings*	590	46,274
CR Bard, Inc.	550	44,786
Quest Diagnostics, Inc.	850	42,900
Varian Medical Systems, Inc.*	700	42,350
DaVita, Inc.*	590	40,728
24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

Waters Corp.*	540	$38,221
Cerner Corp.*	410	34,436
Mylan, Inc.*	1,776	33,407
CareFusion Corp.*	1,280	31,795
Cephalon, Inc.*	440	27,474
Watson Pharmaceuticals, Inc.*	620	26,232
DENTSPLY International, Inc.	820	26,215
Coventry Health Care, Inc.*	860	18,516
Patterson Companies, Inc.	563	16,130
PerkinElmer, Inc.	680	15,735
King Pharmaceuticals, Inc.*	1,430	14,243
Tenet Healthcare Corp.*	2,789	13,164

Total Health Care		6,921,533

CONSUMER STAPLES - 7.8%
Procter & Gamble Co.	16,310	978,111
Coca-Cola Co.	13,274	776,794
Wal-Mart Stores, Inc.	11,490	614,945
PepsiCo, Inc.	9,140	607,262
Philip Morris International, Inc.	10,530	589,891
Kraft Foods, Inc. — Class A	10,024	309,341
Altria Group, Inc.	11,976	287,663
CVS Caremark Corp.	7,810	245,781
Colgate-Palmolive Co.	2,790	214,439
Walgreen Co.	5,590	187,265
Costco Wholesale Corp.	2,520	162,515
Kimberly-Clark Corp.	2,350	152,867
General Mills, Inc.	3,690	134,833
Archer-Daniels-Midland Co.	3,670	117,146
Sysco Corp.	3,380	96,398
HJ Heinz Co.	1,826	86,498
Kroger Co.	3,690	79,925
Avon Products, Inc.	2,468	79,247
Kellogg Co.	1,500	75,765
Lorillard, Inc.	870	69,870
Mead Johnson Nutrition Co. — Class A	1,184	67,381
Coca-Cola Enterprises, Inc.	1,913	59,303
Reynolds American, Inc.	970	57,608
ConAgra Foods, Inc.	2,530	55,508
Hershey Co.	1,136	54,062
Clorox Co.	800	53,408
Sara Lee Corp.	3,806	51,115
Dr Pepper Snapple Group, Inc.	1,380	49,018
Safeway, Inc.	2,200	46,552
Whole Foods Market, Inc.*	1,167	43,307
Molson Coors Brewing Co. — Class B	910	42,970
JM Smucker Co.	692	41,887
Estee Lauder Companies, Inc. — Class A	660	41,732
Campbell Soup Co.	1,110	39,682
Brown-Forman Corp. — Class B	600	36,984
McCormick & Company, Inc.	770	32,371
Constellation Brands, Inc. — Class A*	1,630	28,835

		MARKET
	SHARES	VALUE

Tyson Foods, Inc. — Class A	1,720	$27,554
Hormel Foods Corp.	400	17,840
SUPERVALU, Inc.	1,220	14,067
Dean Foods Co.*	1,054	10,761

Total Consumer Staples		6,738,501

ENERGY - 7.5%
Exxon Mobil Corp.	29,260	1,807,975
Chevron Corp.	11,549	936,046
ConocoPhillips	8,520	489,304
Schlumberger Ltd.	7,846	483,392
Occidental Petroleum Corp.	4,672	365,818
Apache Corp.	2,096	204,905
Halliburton Co.	5,229	172,923
Anadarko Petroleum Corp.	2,849	162,535
Devon Energy Corp.	2,510	162,497
EOG Resources, Inc.	1,460	135,736
Marathon Oil Corp.	4,078	134,982
National Oilwell Varco, Inc.	2,406	106,995
Baker Hughes, Inc.	2,476	105,478
Hess Corp.	1,680	99,322
Chesapeake Energy Corp.	3,756	85,073
Spectra Energy Corp.	3,728	84,066
Peabody Energy Corp.	1,550	75,966
Noble Energy, Inc.	1,009	75,766
Murphy Oil Corp.	1,100	68,112
Southwestern Energy Co.*	1,990	66,546
Williams Companies, Inc.	3,359	64,190
Cameron International Corp.*	1,390	59,714
Valero Energy Corp.	3,252	56,943
El Paso Corp.	4,053	50,176
Consol Energy, Inc.	1,298	47,974
FMC Technologies, Inc.*	690	47,120
Pioneer Natural Resources Co.	670	43,570
Denbury Resources, Inc.*	2,303	36,595
Range Resources Corp.	918	35,003
EQT Corp.	863	31,120
QEP Resources, Inc.	1,010	30,441
Nabors Industries Ltd.*	1,638	29,582
Diamond Offshore Drilling, Inc.	404	27,379
Sunoco, Inc.	690	25,185
Helmerich & Payne, Inc.	610	24,681
Rowan Companies, Inc.*	660	20,038
Massey Energy Co.	588	18,240
Cabot Oil & Gas Corp.	600	18,066
Tesoro Corp.	825	11,022

Total Energy		6,500,476

INDUSTRIALS - 7.4%
General Electric Co.	61,441	998,416
United Technologies Corp.	5,340	380,368
United Parcel Service, Inc. — Class B	5,702	380,266
3M Co.	4,098	355,337
Caterpillar, Inc.	3,623	285,058
Boeing Co.	4,200	279,468

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

Union Pacific Corp.	2,860	$233,948
Emerson Electric Co.	4,319	227,438
Honeywell International, Inc.	4,443	195,225
Deere & Co.	2,440	170,263
FedEx Corp.	1,813	155,011
General Dynamics Corp.	2,190	137,554
Illinois Tool Works, Inc.	2,890	135,888
Norfolk Southern Corp.	2,120	126,161
Danaher Corp.	3,080	125,079
Lockheed Martin Corp.	1,710	121,889
CSX Corp.	2,180	120,598
Tyco International Ltd.	2,860	105,048
Precision Castparts Corp.	820	104,427
Cummins, Inc.	1,140	103,261
Northrop Grumman Corp.	1,700	103,071
PACCAR, Inc.	2,098	101,019
Raytheon Co.	2,150	98,276
Waste Management, Inc.	2,740	97,928
Eaton Corp.	973	80,263
CH Robinson Worldwide, Inc.	946	66,144
Parker Hannifin Corp.	927	64,946
Republic Services, Inc. — Class A	2,125	64,791
Expeditors International of Washington, Inc.	1,220	56,401
Southwest Airlines Co.	4,286	56,018
Dover Corp.	1,070	55,865
Goodrich Corp.	720	53,086
Rockwell Collins, Inc.	900	52,425
Fluor Corp.	1,032	51,115
Rockwell Automation, Inc.	820	50,619
ITT Corp.	1,059	49,593
L-3 Communications Holdings, Inc.	660	47,698
First Solar, Inc.*	310	45,678
Fastenal Co.	850	45,211
WW Grainger, Inc.	340	40,497
Flowserve Corp.	330	36,109
Roper Industries, Inc.	540	35,197
Stericycle, Inc.*	486	33,767
Textron, Inc.	1,580	32,485
Pall Corp.	670	27,899
Jacobs Engineering Group, Inc.*	720	27,864
Iron Mountain, Inc.	1,164	26,004
Pitney Bowes, Inc.	1,190	25,442
Avery Dennison Corp.	630	23,386
Quanta Services, Inc.*	1,208	23,049
Masco Corp.	2,070	22,791
Equifax, Inc.	718	22,402
Robert Half International, Inc.	850	22,100
Dun & Bradstreet Corp.	290	21,501
Cintas Corp.	768	21,158
RR Donnelley & Sons Co.	1,190	20,182
Snap-On, Inc.	343	15,953
Ryder System, Inc.	300	12,831

Total Industrials		6,471,467

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 7.1%
McDonald’s Corp.	6,120	$456,001
Walt Disney Co.	10,990	363,879
Amazon.com, Inc.*	2,029	318,675
Home Depot, Inc.	9,570	303,178
Comcast Corp. — Class A	16,130	291,630
Ford Motor Co.*	19,765	241,924
Target Corp.	4,150	221,776
DIRECTV — Class A*	5,277	219,682
Time Warner, Inc.	6,460	197,999
Lowe’s Companies, Inc.	8,060	179,657
NIKE, Inc. — Class B	2,220	177,911
News Corp. — Class A*	13,100	171,086
Viacom, Inc. — Class B	3,490	126,303
Yum! Brands, Inc.	2,676	123,257
Johnson Controls, Inc.	3,874	118,157
Time Warner Cable, Inc. — Class A	2,039	110,086
Starbucks Corp.	4,250	108,715
TJX Companies, Inc.	2,300	102,649
Priceline.com, Inc.*	283	98,580
Carnival Corp.	2,500	95,525
Kohl’s Corp.*	1,766	93,033
Staples, Inc.	4,196	87,780
Best Buy Company, Inc.	1,988	81,170
Coach, Inc.	1,710	73,462
Discovery Communications, Inc. — Class A*	1,637	71,291
Omnicom Group, Inc.	1,730	68,300
Bed Bath & Beyond, Inc.*	1,516	65,810
CBS Corp. — Class B	3,909	61,997
Marriott International, Inc. — Class A	1,652	59,191
McGraw-Hill Companies, Inc.	1,780	58,847
Stanley Black & Decker, Inc.	950	58,216
Starwood Hotels & Resorts Worldwide, Inc.	1,090	57,280
Macy’s, Inc.	2,426	56,016
Mattel, Inc.	2,070	48,562
The Gap, Inc.	2,530	47,159
Fortune Brands, Inc.	876	43,125
O’Reilly Automotive, Inc.*	798	42,454
Limited Brands, Inc.	1,530	40,973
Genuine Parts Co.	910	40,577
VF Corp.	500	40,510
Harley-Davidson, Inc.	1,360	38,678
Wynn Resorts Ltd.	440	38,179
AutoZone, Inc.*	166	37,999
Ross Stores, Inc.	690	37,688
Apollo Group, Inc. — Class A*	730	37,485
JC Penney Company, Inc.	1,360	36,965
Nordstrom, Inc.	970	36,084
CarMax, Inc.*	1,290	35,939
Hasbro, Inc.	804	35,786
Whirlpool Corp.	440	35,622

26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

Tiffany & Co.	730	$34,303
Darden Restaurants, Inc.	800	34,224
Family Dollar Stores, Inc.	770	34,003
Expedia, Inc.	1,186	33,457
Polo Ralph Lauren Corp. — Class A	366	32,889
Newell Rubbermaid, Inc.	1,600	28,496
Wyndham Worldwide Corp.	1,030	28,294
Interpublic Group of Companies, Inc.*	2,808	28,164
International Game Technology	1,717	24,811
Scripps Networks Interactive, Inc. — Class A	519	24,694
Urban Outfitters, Inc.*	750	23,580
H&R Block, Inc.	1,770	22,922
Abercrombie & Fitch Co. — Class A	510	20,053
Leggett & Platt, Inc.	840	19,118
Sears Holdings Corp.*	260	18,756
DR Horton, Inc.	1,608	17,881
DeVry, Inc.	356	17,519
GameStop Corp. — Class A*	870	17,148
Pulte Group, Inc.*	1,940	16,994
Gannett Company, Inc.	1,370	16,755
Washington Post Co. — Class B	40	15,976
RadioShack Corp.	720	15,358
Goodyear Tire & Rubber Co.*	1,399	15,039
Big Lots, Inc.*	430	14,298
Lennar Corp. — Class A	920	14,150
Harman International Industries, Inc.*	405	13,531
AutoNation, Inc.*	360	8,370
Office Depot, Inc.*	1,589	7,309
Meredith Corp.	210	6,995
Eastman Kodak Co.*	1,536	6,451
New York Times Co. — Class A*	694	5,372

Total Consumer Discretionary		6,209,758

UTILITIES - 2.5%
Southern Co.	4,772	177,709
Exelon Corp.	3,804	161,974
Dominion Resources, Inc.	3,390	148,007
Duke Energy Corp.	7,576	134,171
NextEra Energy, Inc.	2,403	130,699
PG&E Corp.	2,248	102,104
American Electric Power Company, Inc.	2,757	99,886
Public Service Enterprise Group, Inc.	2,906	96,131
Entergy Corp.	1,070	81,887
Consolidated Edison, Inc.	1,623	78,261
Sempra Energy	1,430	76,934
PPL Corp.	2,766	75,318
Progress Energy, Inc.	1,680	74,626
FirstEnergy Corp.	1,756	67,676
Edison International	1,866	64,172
Xcel Energy, Inc.	2,640	60,641

		MARKET
	SHARES	VALUE

DTE Energy Co.	970	$44,552
AES Corp.*	3,830	43,471
Ameren Corp.	1,377	39,107
Wisconsin Energy Corp.	670	38,726
CenterPoint Energy, Inc.	2,416	37,980
Constellation Energy Group, Inc.	1,170	37,721
NRG Energy, Inc.*	1,450	30,189
Northeast Utilities	1,020	30,162
NiSource, Inc.	1,601	27,858
Oneok, Inc.	616	27,745
SCANA Corp.	650	26,208
Pinnacle West Capital Corp.	616	25,422
Pepco Holdings, Inc.	1,289	23,975
Allegheny Energy, Inc.	970	23,784
CMS Energy Corp.	1,316	23,714
Integrys Energy Group, Inc.	450	23,427
TECO Energy, Inc.	1,226	21,234
Nicor, Inc.	273	12,509

Total Utilities		2,167,980

MATERIALS - 2.4% E. I. du Pont de Nemours & Co.	5,210	232,470
Freeport-McMoRan Copper & Gold, Inc. — Class B	2,710	231,407
Dow Chemical Co.	6,667	183,076
Newmont Mining Co.	2,838	178,255
Praxair, Inc.	1,761	158,948
Monsanto Co.	3,110	149,062
Air Products & Chemicals, Inc.	1,216	100,709
Alcoa, Inc.	5,870	71,086
PPG Industries, Inc.	960	69,888
Nucor Corp.	1,813	69,257
Ecolab, Inc.	1,346	68,296
International Paper Co.	2,508	54,549
Cliffs Natural Resources, Inc.	780	49,858
Sigma-Aldrich Corp.	700	42,266
CF Industries Holdings, Inc.	410	39,155
Sherwin-Williams Co.	520	39,073
United States Steel Co.	830	36,387
Ball Corp.	530	31,190
Eastman Chemical Co.	420	31,080
Airgas, Inc.	430	29,218
FMC Corp.	420	28,732
Vulcan Materials Co.	738	27,247
Allegheny Technologies, Inc.	573	26,616
Owens-Illinois, Inc.*	940	26,376
Pactiv Corp.*	780	25,724
MeadWestvaco Corp.	986	24,039
International Flavors & Fragrances, Inc.	457	22,174
Sealed Air Corp.	917	20,614
Bemis Company, Inc.	626	19,876
Titanium Metals Corp.*	516	10,299
AK Steel Holding Corp.	627	8,659

Total Materials		2,105,586

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P 500 FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	33,964	$971,370
Verizon Communications, Inc.	16,236	529,131
American Tower Corp. — Class A*	2,310	118,411
Sprint Nextel Corp.*	17,149	79,400
CenturyLink, Inc.	1,739	68,621
Qwest Communications International, Inc.	9,995	62,669
Frontier Communications Corp.	5,700	46,569
Windstream Corp.	2,780	34,166
MetroPCS Communications, Inc.*	1,510	15,795

Total Telecommunication Services		1,926,132

Total Common Stocks (Cost $39,629,541)		59,532,552

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 29.7%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$8,938,624	8,938,624
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	8,928,673	8,928,673
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	3,689,534	3,689,534
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	3,316,304	3,316,304
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	922,384	922,384

Total Repurchase Agreements (Cost $25,795,519)		25,795,519

Total Investments – 98.1% (Cost $65,425,060)		$85,328,071

Cash & Other Assets, Less Liabilities – 1.9%		1,661,595

Total Net Assets – 100.0%		$86,989,666

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $15,733,600)	277	$68,034

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2010 S&P 500 Index Swap, Terminating 10/26/10[3]
(Notional Market Value
$2,846,054)	2,494	$(1,606)
Goldman Sachs International
October 2010 S&P 500
Index Swap, Terminating
10/27/10[3]
(Notional Market Value
$3,257,071)	2,854	(15,153)
Credit Suisse Capital, LLC
October 2010 S&P 500
Index Swap, Terminating
10/29/10[3]
(Notional Market Value
$5,821,662)	5,101	(17,924)

(Total Notional Market Value
$11,924,787)		$(34,683)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P 500 FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$59,532,552
Repurchase agreement, at value	25,795,519

Total investments	85,328,071
Segregated cash with broker	927,556
Cash	262
Receivables:
Securities sold	14,826,857
Fund shares sold	14,129,915
Dividends	97,208
Interest	141

Total assets	115,310,010

Liabilities:
Unrealized depreciation on swap agreements	34,683
Payable for:
Swap settlement	29,048
Variation margin	35,582
Fund shares redeemed	28,023,522
Management fees	60,300
Custodian fees	2,653
Transfer agent/maintenance fees	20,100
Distribution and service fees	24,790
Portfolio accounting fees	8,040
Other	81,626

Total liabilities	28,320,344

Net assets	$86,989,666

Net assets consist of:
Paid in capital	123,359,211
Accumulated net investment loss	(106,791)
Accumulated net realized loss on sale of investments	(56,199,116)
Net unrealized appreciation in value of investments	19,936,362

Net assets	86,989,666

A-Class:
Net assets	$8,052,306
Capital shares outstanding	354,500
Net asset value per share	$22.71

Maximum offering price per share*	$23.84

C-Class:
Net assets	$6,782,640
Capital shares outstanding	309,007
Net asset value per share	$21.95

H-Class:
Net assets	$72,154,720
Capital shares outstanding	3,179,158
Net asset value per share	$22.70

Investments, at cost	$39,629,541
Repurchase agreement, at cost	25,795,519

Total cost	$65,425,060
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$1,074,964
Interest	41,101
Other income	572

Total investment income	1,116,637

Expenses:
Management fees	582,439
Transfer agent and administrative fees	194,147
Distribution and Service Fees:
A-Class	28,736
C-Class	46,453
H-Class	153,797
Portfolio accounting fees	77,336
Trustees’ fees**	7,626
Miscellaneous	132,894

Total expenses	1,223,428

Net investment loss	(106,791)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,567,844
Equity index swaps	(4,167,636)
Futures contracts	(867,091)

Net realized loss	(2,466,883)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(10,947,338)
Equity index swaps	(2,210,387)
Futures contracts	67,293

Net unrealized depreciation	(13,090,432)

Net loss	(15,557,315)

Net decrease in net assets resulting from operations	$(15,664,106)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

  S&P 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(106,791)	$408,186
Net realized gain (loss) during the period on investments	(2,466,883)	12,709,584
Net unrealized appreciation (depreciation) during the period on investments	(13,090,432)	43,947,609

Net increase (decrease) in net assets resulting from operations	(15,664,106)	57,065,379

Distributions to shareholders from:
Net investment income
A-Class	—	(214,408)
C-Class	—	(58,232)
H-Class	—	(482,360)

Total distributions to shareholders	—	(755,000)

Capital share transactions:
Proceeds from sale of shares
A-Class	38,430,018	127,800,637
C-Class	85,814,304	176,980,665
H-Class	620,540,003	861,487,506
Distributions reinvested
A-Class	—	209,596
C-Class	—	55,329
H-Class	—	471,404
Cost of shares redeemed
A-Class	(74,380,793)	(123,598,227)
C-Class	(89,894,954)	(175,801,622)
H-Class	(729,816,052)	(848,417,642)

Net increase (decrease) from capital share transactions	(149,307,474)	19,187,646

Net increase (decrease) in net assets	(164,971,580)	75,498,025
Net assets:
Beginning of period	251,961,246	176,463,221

End of period	$86,989,666	$251,961,246

Accumulated net investment loss at end of period	$(106,791)	$—

Capital share activity:
Shares sold
A-Class	1,720,323	6,051,794
C-Class	3,958,702	8,799,827
H-Class	28,128,151	42,212,414
Shares reinvested
A-Class	—	9,536
C-Class	—	2,580
H-Class	—	21,463
Shares redeemed
A-Class	(3,363,458)	(5,926,421)
C-Class	(4,158,808)	(8,765,777)
H-Class	(33,330,177)	(42,711,431)

Total capital share activity	(7,045,267)	(306,015)

30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P 500 FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$23.18		$15.79	$25.92	$27.32	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)		.07	.12	.52	.30
Net gain (loss) on securities (realized and unrealized)	(.46)		7.43	(10.21)	(1.78)	2.53

Total from investment operations	(.47)		7.50	(10.09)	(1.26)	2.83

Less distributions:
Distributions from net investment income	—		(.11)	(.04)	(.14)	(.11)
Distributions from realized gains	—		—	—	—	(.40)

Total distributions	—		(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$22.71		$23.18	$15.79	$25.92	$27.32

Total Return[d]	(2.03%	)	47.55%	(38.95% )	(4.68% )	11.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,052		$46,312	$29,409	$2,358	$2,063

Ratios to average net assets:
Net investment income (loss)	(0.12%	)	0.34%	0.68%	1.86%	1.35%	[e]
Total expenses	1.53%		1.53%	1.52%	1.51%	1.55%	[e]

Portfolio turnover rate	147%		58%	168%	396%	119%

	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$22.50		$15.44	$25.55	$27.15	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)		(.08)	(.02)	.18	.19
Net gain (loss) on securities (realized and unrealized)	(.46)		7.25	(10.05)	(1.64)	2.47

Total from investment operations	(.55)		7.17	(10.07)	(1.46)	2.66

Less distributions:
Distributions from net investment income	—		(.11)	(.04)	(.14)	(.11)
Distributions from realized gains	—		—	—	—	(.40)

Total distributions	—		(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$21.95		$22.50	$15.44	$25.55	$27.15

Total Return[d]	(2.44%	)	46.49%	(39.43% )	(5.45% )	10.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,783		$11,456	$7,295	$7,836	$1,971

Ratios to average net assets:
Net investment income (loss)	(0.80%	)	(0.41% )	(0.08% )	0.67%	0.84%	[e]
Total expenses	2.28%		2.28%	2.28%	2.25%	2.25%	[e]

Portfolio turnover rate	147%		58%	168%	396%	119%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

  S&P 500 FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$23.17		$15.78	$25.90	$27.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)		.06	.13	.39	.30
Net gain (loss) on securities (realized and unrealized)	(.46)		7.44	(10.21)	(1.66)	2.52

Total from investment operations	(.47)		7.50	(10.08)	(1.27)	2.82

Less distributions:
Distributions from net investment income	—		(.11)	(.04)	(.14)	(.11)
Distributions from realized gains	—		—	—	—	(.40)

Total distributions	—		(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$22.70		$23.17	$15.78	$25.90	$27.31

Total Return[d]	(2.03%	)	47.58%	(38.94% )	(4.72% )	11.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,155		$194,193	$139,759	$78,963	$6,374

Ratios to average net assets:
Net investment income (loss)	(0.09%	)	0.29%	0.64%	1.40%	1.33%	[e]
Total expenses	1.53%		1.53%	1.53%	1.48%	1.54%	[e]

Portfolio turnover rate	147%		58%	168%	396%	119%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations May 31, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the S&P 500 Index (the “underlying index”) on a daily basis.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001

The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE S&P 500 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† - 54.4%
Freddie Mac[1]
0.20% due 11/23/10	$25,000,000	$24,995,575
0.25% due 10/13/10	20,000,000	19,998,333
0.26% due 11/02/10	20,000,000	19,997,860
0.24% due 06/01/11	20,000,000	19,973,000
Fannie Mae[1]
0.20% due 11/15/10	25,000,000	24,996,250
0.37% due 12/01/10	25,000,000	24,994,075
0.24% due 12/29/10	25,000,000	24,991,350

Total Federal Agency Discount Notes
(Cost $159,917,193)		159,946,443

FEDERAL AGENCY NOTES†† - 8.5%
Federal Home Loan Bank[2]
0.25% due 12/28/10	25,000,000	25,002,400

Total Federal Agency Notes
(Cost $25,000,000)		25,002,400

WORLD BANK DISCOUNT NOTE†† - 8.5%
World Bank
0.35% due 11/08/10	25,000,000	24,996,825

Total World Bank Discount Note
(Cost $24,990,764)		24,996,825

REPURCHASE AGREEMENTS††,3 - 27.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[4]	46,246,230	46,246,230
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	13,797,963	13,797,963
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	13,782,602	13,782,602
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	5,695,290	5,695,290
Deutsche Bank
issued 09/30/10 at 0.20%
due 10/01/10	1,423,823	1,423,823

Total Repurchase Agreements
(Cost $80,945,908)		80,945,908

Total Investments – 98.9%
(Cost $290,853,865)		$290,891,576

Cash & Other Assets,
Less Liabilities – 1.1%		3,029,839

Total Net Assets – 100.0%		$293,921,415

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $12,780,000)	225	$81,111

	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2010 S&P 500 Index Swap, Terminating 10/29/10[5] (Notional Market Value
$115,404,710)	101,126	$350,031
Goldman Sachs International October 2010 S&P 500 Index Swap, Terminating 10/27/10[5] (Notional Market Value
$156,383,201)	137,034	85,941
Morgan Stanley Capital Services, Inc. October 2010 S&P 500 Index Swap, Terminating 10/26/10[5] (Notional Market Value
$8,572,808)	7,512	4,658

(Total Notional Market Value $280,360,719)		$440,630

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 7.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  INVERSE S&P 500 STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$209,945,668
Repurchase agreement, at value	80,945,908

Total investments	290,891,576
Segregated cash with broker	2,128,162
Unrealized appreciation on swap agreements	440,630
Receivables:
Variation margin	55,125
Fund shares sold	1,180,018
Interest	16,568

Total assets	294,712,079

Liabilities:
Payable for:
Fund shares redeemed	261,004
Management fees	239,050
Custodian fees	8,765
Transfer agent/maintenance fees	66,403
Distribution and service fees	29,916
Portfolio accounting fees	25,058
Other	160,468

Total liabilities	790,664

Net assets	$293,921,415

Net assets consist of:
Paid in capital	625,725,958
Accumulated net investment loss	(2,042,465)
Accumulated net realized loss on sale of investments	(330,321,530)
Net unrealized appreciation in value of investments	559,452

Net assets	293,921,415

Investor Class:
Net assets	$235,413,976
Capital shares outstanding	6,944,208
Net asset value per share	$33.90

Advisor Class:
Net assets	$25,393,349
Capital shares outstanding	805,368
Net asset value per share	$31.53

A-Class:
Net assets	$14,642,037
Capital shares outstanding	458,402
Net asset value per share	$31.94

Maximum offering price per share*	$33.53

C-Class:
Net assets	$18,472,053
Capital shares outstanding	605,076
Net asset value per share	$30.53

Investments, at cost	$209,907,957
Repurchase agreement, at cost	80,945,908

Total cost	$290,853,865
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$336,908

Total investment income	336,908

Expenses:
Management fees	1,393,747
Transfer agent and administrative fees	387,152
Distribution and Service Fees:
Advisor Class	55,590
A-Class	39,057
C-Class	86,978
Portfolio accounting fees	146,952
Trustees’ fees**	9,576
Miscellaneous	260,321

Total expenses	2,379,373

Net investment loss	(2,042,465)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(2,080,570)
Futures contracts	(23,138,051)

Net realized loss	(25,218,621)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	20,000
Equity index swaps	7,005,563
Futures contracts	(2,395)
Net unrealized appreciation	7,023,168

Net loss	(18,195,453)

Net decrease in net assets resulting from operations	$(20,237,918)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

  INVERSE S&P 500 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(2,042,465)	$(2,962,824)
Net realized loss during the period on investments	(25,218,621)	(136,665,271)
Net unrealized appreciation during the period on investments	7,023,168	15,795,098

Net decrease in net assets resulting from operations	(20,237,918)	(123,832,997)

Distributions to shareholders from:
Net investment income
Investor Class	—	(300,599)
Advisor Class	—	(11,483)
A-Class	—	(46,691)
C-Class	—	(28,291)

Total distributions to shareholders	—	(387,064)

Capital share transactions:
Proceeds from sale of shares
Investor Class	459,111,566	942,697,042
Advisor Class	54,748,071	53,161,952
A-Class	40,906,812	78,958,664
C-Class	18,463,035	67,595,341
Distributions reinvested
Investor Class	—	286,564
Advisor Class	—	10,548
A-Class	—	42,604
C-Class	—	23,464
Cost of shares redeemed
Investor Class	(378,320,908)	(889,787,263)
Advisor Class	(36,917,287)	(53,392,982)
A-Class	(54,098,475)	(59,041,010)
C-Class	(15,369,558)	(61,798,174)

Net increase from capital share transactions	88,523,256	78,756,750

Net increase (decrease) in net assets	68,285,338	(45,463,311)
Net assets:
Beginning of period	225,636,077	271,099,388

End of period	$293,921,415	$225,636,077

Accumulated net investment loss at end of period	$(2,042,465)	$—

Capital share activity:
Shares sold
Investor Class	12,656,038	22,518,195
Advisor Class	1,635,014	1,405,215
A-Class	1,216,976	2,007,978
C-Class	569,425	1,842,781
Shares reinvested
Investor Class	—	7,784
Advisor Class	—	307
A-Class	—	1,227
C-Class	—	702
Shares redeemed
Investor Class	(10,697,935)	(21,554,903)
Advisor Class	(1,129,331)	(1,406,947)
A-Class	(1,639,360)	(1,486,753)
C-Class	(479,851)	(1,724,746)

Total capital share activity	2,130,976	1,610,840

36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$34.38		$54.23	$40.00	$37.85	$40.30	$43.45

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)		(.47)	.12	.93	(.20)	(.20)
Net gain (loss) on securities (realized and unrealized)	(.27)		(19.32)	14.94	2.74	(1.15)	(2.35)

Total from investment operations	(.48)		(19.79)	15.06	3.67	(1.35)	(2.55)

Less distributions:
Distributions from net investment income	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Total distributions	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Net asset value, end of period	$33.90		$34.38	$54.23	$40.00	$37.85	$40.30

Total Return[c]	(1.40%	)	(36.51% )	37.66%	10.24%	(3.26% )	(5.84% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235,414		$171,423	$217,740	$223,044	$293,092	$329,785

Ratios to average net assets:
Net investment income (loss)	(1.20%	)	(1.16% )	0.25%	3.08%	3.85%	(0.45% )
Combined net investment income[f]	—		—	—	—	—	2.29%
Total expenses[g]	1.42%		1.43%	1.43%	1.41%	1.36%	1.41%
Net expenses[g]	1.42%		1.43%	1.43%	1.41%	1.36%	1.38%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$32.06		$50.83	$37.72	$36.00	$38.55	$41.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)		(.63)	(.13)	.73	(.35)	(.40)
Net gain (loss) on securities (realized and unrealized)	(.25)		(18.08)	14.07	2.51	(1.10)	(2.25)

Total from investment operations	(.53)		(18.71)	13.94	3.24	(1.45)	(2.65)

Less distributions:
Distributions from net investment income	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Total distributions	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Net asset value, end of period	$31.53		$32.06	$50.83	$37.72	$36.00	$38.55

Total Return[c]	(1.65%	)	(36.82% )	36.96%	9.56%	(3.67% )	(6.32% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,393		$9,607	$15,305	$11,131	$22,712	$45,332

Ratios to average net assets:
Net investment income (loss)	(1.69%	)	(1.63% )	(0.30% )	2.64%	3.34%	(0.95% )
Combined net investment income[f]	—		—	—	—	—	1.79%
Total expenses[g]	1.92%		1.93%	1.93%	1.92%	1.87%	1.91%
Net expenses[g]	1.92%		1.93%	1.93%	1.92%	1.87%	1.88%

Portfolio turnover rate	—		—	—	—	—	—
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

2

  INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$32.43		$51.30	$37.97	$36.10	$38.60	$41.85

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)		(.53)	— [d]	.81	(.25)	(.30)
Net gain (loss) on securities (realized and unrealized)	(.24)		(18.28)	14.16	2.58	(1.15)	(2.35)

Total from investment operations	(.49)		(18.81)	14.16	3.39	(1.40)	(2.65)

Less distributions:
Distributions from net investment income	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Total distributions	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Net asset value, end of period	$31.94		$32.43	$51.30	$37.97	$36.10	$38.60

Total Return[c]	(1.51%	)	(36.68% )	37.30%	9.95%	(3.53% )	(6.31% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,642		$28,565	$18,381	$9,344	$11,388	$8,932

Ratios to average net assets:
Net investment income (loss)	(1.46%	)	(1.42% )	0.00%	2.83%	3.60%	(0.70% )
Combined net investment income[f]	—		—	—	—	—	2.04%
Total expenses[g]	1.68%		1.67%	1.68%	1.66%	1.61%	1.66%
Net expenses[g]	1.68%		1.67%	1.68%	1.66%	1.61%	1.63%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$31.12		$49.59	$37.00	$35.50	$38.25	$41.65

Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)		(.79)	(.28)	.58	(.55)	(.60)
Net gain (loss) on securities (realized and unrealized)	(.24)		(17.62)	13.70	2.44	(1.10)	(2.20)

Total from investment operations	(.59)		(18.41)	13.42	3.02	(1.65)	(2.80)

Less distributions:
Distributions from net investment income	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Total distributions	—		(.06)	(.83)	(1.52)	(1.10)	(.60)

Net asset value, end of period	$30.53		$31.12	$49.59	$37.00	$35.50	$38.25

Total Return[c]	(1.90%	)	(37.14% )	36.27%	9.07%	(4.22% )	(6.70% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,472		$16,041	$19,674	$32,299	$42,651	$39,146

Ratios to average net assets:
Net investment income (loss)	(2.20%	)	(2.15% )	(0.67% )	2.14%	2.85%	(1.45% )
Combined net investment income[f]	—		—	—	—	—	1.29%
Total expenses[g]	2.42%		2.43%	2.43%	2.41%	2.36%	2.41%
Net expenses[g]	2.42%		2.43%	2.43%	2.41%	2.36%	2.38%

Portfolio turnover rate	—		—	—	—	—	—
38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $0.01 per share.

[e]	Reverse Shares Splits — Per share amounts for the years ended March 31, 2006 and March 31, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

Prior to April 1, 2007, the Inverse S&P 500 Strategy Fund operated under a Master-Feeder Structure.

[f]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined Net Investment Income (Loss)” for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio.

[g]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

4

FUND PROFILE (Unaudited)
September 30, 2010

NASDAQ-100® FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	16.6%
QUALCOMM, Inc.	4.0%
Google, Inc. — Class A	3.6%
Microsoft Corp.	3.4%
Oracle Corp.	2.6%
Amazon.com, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Teva Pharmaceutical Industries Ltd. ADR	1.8%
Intel Corp.	1.7%
Gilead Sciences, Inc.	1.3%

Top Ten Total	39.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
    NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 83.8%

INFORMATION TECHNOLOGY - 52.8%
Apple, Inc.*	362,801	$102,944,784
QUALCOMM, Inc.	551,220	24,871,046
Google, Inc. — Class A*	42,694	22,448,078
Microsoft Corp.	847,980	20,767,030
Oracle Corp.	596,724	16,022,039
Cisco Systems, Inc.*	580,952	12,722,849
Intel Corp.	555,144	10,675,419
Baidu, Inc. ADR*	78,061	8,010,620
Research In Motion Ltd.*	150,380	7,322,002
eBay, Inc.*	278,641	6,798,840
Cognizant Technology Solutions Corp. — Class A*	83,495	5,382,923
NetApp, Inc.*	106,308	5,293,075
Intuit, Inc.*	112,674	4,936,248
Citrix Systems, Inc.*	63,243	4,315,702
Automatic Data Processing, Inc.	99,000	4,160,970
Broadcom Corp. — Class A	116,454	4,121,307
Adobe Systems, Inc.*	146,561	3,832,570
Altera Corp.	123,029	3,710,555
Symantec Corp.*	235,010	3,565,102
Activision Blizzard, Inc.	311,290	3,368,158
Marvell Technology Group Ltd.*	176,613	3,092,494
CA, Inc.	141,110	2,980,243
Fiserv, Inc.*	53,460	2,877,217
Paychex, Inc.	97,640	2,684,124
Dell, Inc.*	203,700	2,639,952
Linear Technology Corp.	85,411	2,624,680
Yahoo!, Inc.*	184,540	2,614,932
Xilinx, Inc.	97,770	2,601,660
SanDisk Corp.*	67,454	2,472,189
BMC Software, Inc.*	59,130	2,393,583
Applied Materials, Inc.	197,746	2,309,673
Check Point Software Technologies Ltd.*	58,400	2,156,712
Autodesk, Inc.*	67,400	2,154,778
Infosys Technologies Ltd. ADR	31,169	2,097,985
KLA-Tencor Corp.	57,910	2,040,169
NVIDIA Corp.*	160,490	1,874,523
Seagate Technology plc*	133,950	1,577,931
Electronic Arts, Inc.*	94,810	1,557,728
Maxim Integrated Products, Inc.	83,590	1,547,251
Lam Research Corp.*	36,510	1,527,944
VeriSign, Inc.*	46,750	1,483,845
Flextronics International Ltd.*	242,620	1,465,425
Microchip Technology, Inc.	44,008	1,384,052
FLIR Systems, Inc.*	47,106	1,210,624
Logitech International S.A.*	48,900	850,860

Total Information Technology		327,489,891

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 12.7%
Amazon.com, Inc.*	84,657	$13,296,229
Starbucks Corp.	292,990	7,494,684
DIRECTV — Class A*	179,710	7,481,327
Comcast Corp. — Class A	412,417	7,456,499
News Corp. — Class A*	405,705	5,298,507
Priceline.com, Inc.*	14,570	5,075,314
Bed Bath & Beyond, Inc.*	101,044	4,386,320
Wynn Resorts Ltd.	38,340	3,326,762
Staples, Inc.	139,638	2,921,227
Mattel, Inc.	117,130	2,747,870
Sears Holdings Corp.*	32,950	2,377,013
Expedia, Inc.	79,590	2,245,234
Virgin Media, Inc.	96,666	2,225,251
Apollo Group, Inc. — Class A*	42,460	2,180,321
Liberty Media Corporation — Interactive*	156,165	2,141,022
O’Reilly Automotive, Inc.*	39,395	2,095,814
Ross Stores, Inc.	35,164	1,920,658
Garmin Ltd.	51,390	1,559,687
Urban Outfitters, Inc.*	47,350	1,488,684
DISH Network Corp. — Class A	61,532	1,178,953

Total Consumer Discretionary		78,897,376

HEALTH CARE - 11.8%
Teva Pharmaceutical Industries Ltd. ADR	208,550	11,001,012
Gilead Sciences, Inc.*	235,150	8,373,691
Celgene Corp.*	129,714	7,472,823
Amgen, Inc.*	127,197	7,009,827
Express Scripts, Inc. — Class A*	137,810	6,711,347
Genzyme Corp.*	90,960	6,439,058
Biogen Idec, Inc.*	74,880	4,202,266
Intuitive Surgical, Inc.*	11,194	3,176,185
Life Technologies Corp.*	52,826	2,466,446
Vertex Pharmaceuticals, Inc.*	60,400	2,088,028
Cerner Corp.*	23,390	1,964,526
Illumina, Inc.*	34,744	1,709,405
Mylan, Inc.*	89,493	1,683,363
Warner Chilcott plc — Class A	71,561	1,605,829
Henry Schein, Inc.*	25,979	1,521,850
Cephalon, Inc.*	20,847	1,301,687
DENTSPLY International, Inc.	39,040	1,248,109
Hologic, Inc.*	77,577	1,242,008
QIAGEN N.V.*	67,055	1,189,556
Patterson Companies, Inc.	33,858	970,032

Total Health Care		73,377,048

INDUSTRIALS - 3.9% PACCAR, Inc.	116,337	5,601,627
CH Robinson Worldwide, Inc.	46,684	3,264,145
First Solar, Inc.*	21,326	3,142,386
Expeditors International of Washington, Inc.	59,309	2,741,855
Fastenal Co.	40,129	2,134,461
Joy Global, Inc.	28,853	2,028,943

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

Stericycle, Inc.*	25,520	$1,773,130
Cintas Corp.	52,223	1,438,744
J.B. Hunt Transport Services, Inc.	35,090	1,217,623
Foster Wheeler AG*	37,927	927,694

Total Industrials		24,270,608

TELECOMMUNICATION SERVICES - 1.6%
Vodafone Group plc ADR	201,418	4,997,181
Millicom International Cellular S.A.	29,995	2,878,020
NII Holdings, Inc.*	46,604	1,915,424

Total Telecommunication Services		9,790,625

CONSUMER STAPLES - 0.7% Costco Wholesale Corp.	65,862	4,247,440

MATERIALS - 0.3% Sigma-Aldrich Corp.	33,178	2,003,288

Total Common Stocks (Cost $236,662,346)		520,076,276

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 14.3%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$32,206,947	32,206,947
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	32,171,091	32,171,091
Morgan Stanley issued 09/30/10 at 0.19%
due 10/01/10	13,293,839	13,293,839
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	7,419,589	7,419,589
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	3,323,460	3,323,460

Total Repurchase Agreements (Cost $88,414,926)		88,414,926

Total Investments – 98.1% (Cost $325,077,272)		$608,491,202

Cash & Other Assets, Less Liabilities – 1.9%		11,845,394

Total Net Assets – 100.0%		$620,336,596

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $60,221,980)	1,508	$2,589,189

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2010 NASDAQ-100 Index Swap, Terminating 10/26/10[3] (Notional Market
Value $5,898,847)	2,952	$(38,524)
Credit Suisse Capital, LLC October 2010 NASDAQ-100 Index Swap, Terminating 10/29/10[3] (Notional Market
Value $17,972,187)	8,995	(73,586)
Goldman Sachs International October 2010 NASDAQ-100 Index Swap, Terminating 10/27/10[3] (Notional Market
Value $16,088,020)	8,052	(104,498)

(Total Notional Market Value $39,959,054)		$(216,608)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. ADR — American Depositary Receipt plc — Public Limited Company
42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  NASDAQ-100® FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$520,076,276
Repurchase agreement, at value	88,414,926

Total investments	608,491,202
Segregated cash with broker	4,888,962
Cash	660,407
Receivables:
Fund shares sold	8,688,246
Dividends	88,156
Interest	483

Total assets	622,817,456

Liabilities:
Unrealized depreciation on swap agreements	216,608
Payable for:
Variation margin	350,318
Fund shares redeemed	950,520
Management fees	347,416
Custodian fees	15,286
Transfer agent/maintenance fees	115,805
Distribution and service fees	31,812
Portfolio accounting fees	38,547
Licensing fees	113,861
Other	300,687

Total liabilities	2,480,860

Net assets	$620,336,596

Net assets consist of:
Paid in capital	769,259,357
Accumulated net investment loss	(1,202,397)
Accumulated net realized loss on sale of investments	(433,506,875)
Net unrealized appreciation in value of investments	285,786,511

Net assets	620,336,596

Investor Class:
Net assets	$527,616,937
Capital shares outstanding	40,427,014
Net asset value per share	$13.05

Advisor Class:
Net assets	$65,455,845
Capital shares outstanding	5,339,981
Net asset value per share	$12.26

A-Class:
Net assets	$16,625,670
Capital shares outstanding	1,334,955
Net asset value per share	$12.45

Maximum offering price per share*	$13.07

C-Class:
Net assets	$10,638,144
Capital shares outstanding	900,656
Net asset value per share	$11.81

Investments, at cost	$236,662,346
Repurchase agreement, at cost	88,414,926

Total cost	$325,077,272
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $30,393)	$2,622,068
Interest	35,691

Total investment income	2,657,759

Expenses:
Management fees	2,132,775
Transfer agent and administrative fees	710,925
Distribution and Service Fees:
Advisor Class	103,435
A-Class	10,510
C-Class	51,434
Portfolio accounting fees	236,112
Trustees’ fees**	21,915
Miscellaneous	593,050

Total expenses	3,860,156

Net investment loss	(1,202,397)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	31,776,882
Equity index swaps	(3,091,703)
Futures contracts	(2,485,833)

Net realized gain	26,199,346

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(27,017,254)
Equity index swaps	(295,444)
Futures contracts	2,564,430

Net unrealized depreciation	(24,748,268)

Net realized and unrealized gain	1,451,078

Net increase in net assets resulting from operations	$248,681

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

    NASDAQ-100® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,202,397)	$(3,604,566)
Net realized gain during the period on investments	26,199,346	15,245,004
Net unrealized appreciation (depreciation) during the period on investments	(24,748,268)	216,908,868

Net increase in net assets resulting from operations	248,681	228,549,306

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	399,017,977	750,255,904
Advisor Class	245,144,754	155,543,357
A-Class	22,090,641	30,156,587
C-Class	10,599,933	24,010,905
Cost of shares redeemed
Investor Class	(445,705,141)	(781,927,624)
Advisor Class	(195,652,234)	(164,471,567)
A-Class	(20,152,248)	(20,940,455)
C-Class	(12,220,564)	(21,740,962)

Net increase (decrease) from capital share transactions	3,123,118	(29,113,855)

Net increase in net assets	3,371,799	199,435,451
Net assets:
Beginning of period	616,964,797	417,529,346

End of period	$620,336,596	$616,964,797

Accumulated net investment loss at end of period	$(1,202,397)	$—

Capital share activity:
Shares sold
Investor Class	32,229,027	71,031,032
Advisor Class	21,223,025	15,143,129
A-Class	1,826,118	2,796,536
C-Class	944,520	2,450,071
Shares redeemed
Investor Class	(36,360,203)	(74,294,680)
Advisor Class	(17,360,601)	(16,008,249)
A-Class	(1,724,605)	(1,964,731)
C-Class	(1,090,483)	(2,253,969)

Total capital share activity	(313,202)	(3,100,861)

44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

    NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
Investor Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$12.83		$ 8.15		$11.81	$11.78		$11.34		$ 9.94

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(.07)		(.06)	(.06)		(.06)		(.05)
Net gain (loss) on securities (realized and unrealized)	.24		4.75		(3.60)	.09		.50		1.49

Total from investment operations	.22		4.68		(3.66)	.03		.44		1.44

Less distributions:
Distributions from net investment income	—		—		—	—		—		(.04)

Total distributions	—		—		—	—		—		(.04)

Net asset value, end of period	$13.05		$12.83		$ 8.15	$11.81		$11.78		$11.34

Total Return[c]	1.71%		57.42%		(30.99% )	0.25%		3.88%		14.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$527,617		$571,761		$389,944	$617,923		$635,744		$893,295

Ratios to average net assets:
Net investment loss	(0.38%	)	(0.63%	)	(0.59% )	(0.50%	)	(0.52%	)	(0.49% )
Total expenses	1.30%		1.30%		1.30%	1.28%		1.22%		1.20%

Portfolio turnover rate	18%		34%		55%	57%		71%		122%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
Advisor Class	2010[a]		2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$12.09		$ 7.72		$11.23	$11.26		$10.90		$ 9.60

Income (loss) from investment operations:
Net investment loss[b]	(.04)		(.12)		(.11)	(.12)		(.11)		(.10)
Net gain (loss) on securities (realized and unrealized)	.21		4.49		(3.40)	.09		.47		1.44

Total from investment operations	.17		4.37		(3.51)	(.03)		.36		1.34

Less distributions:
Distributions from net investment income	—		—		—	—		—		(.04)

Total distributions	—		—		—	—		—		(.04)

Net asset value, end of period	$12.26		$12.09		$ 7.72	$11.23		$11.26		$10.90

Total Return[c]	1.41%		56.61%		(31.26% )	(0.27%	)	3.30%		13.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,456		$17,859		$18,078	$15,184		$9,349		$27,832

Ratios to average net assets:
Net investment loss	(0.68%	)	(1.13%	)	(1.11% )	(0.99%	)	(1.07%	)	(1.00% )
Total expenses	1.80%		1.80%		1.79%	1.78%		1.73%		1.70%

Portfolio turnover rate	18%		34%		55%	57%		71%		122%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

  NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
A-Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$12.27		$ 7.82		$11.35	$11.36		$10.96		$ 9.63

Income (loss) from investment operations:
Net investment loss[b]	(.04)		(.09)		(.08)	(.09)		(.08)		(.08)
Net gain (loss) on securities (realized and unrealized)	.22		4.54		(3.45)	.08		.48		1.45

Total from investment operations	.18		4.45		(3.53)	(.01)		.40		1.37

Less distributions:
Distributions from net investment income	—		—		—	—		—		(.04)

Total distributions	—		—		—	—		—		(.04)

Net asset value, end of period	$12.45		$12.27		$ 7.82	$11.35		$11.36		$10.96

Total Return[c]	1.47%		56.91%		(31.10% )	(0.09%	)	3.65%		14.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,626		$15,128		$3,140	$6,044		$3,686		$2,491

Ratios to average net assets:
Net investment loss	(0.69%	)	(0.86%	)	(0.82% )	(0.76%	)	(0.73%	)	(0.78% )
Total expenses	1.55%		1.55%		1.55%	1.54%		1.46%		1.46%

Portfolio turnover rate	18%		34%		55%	57%		71%		122%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
C-Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$11.67		$ 7.49		$10.95	$11.02		$10.73		$ 9.50

Income (loss) from investment operations:
Net investment loss[b]	(.08)		(.16)		(.15)	(.18)		(.16)		(.16)
Net gain (loss) on securities (realized and unrealized)	.22		4.34		(3.31)	.11		.45		1.43

Total from investment operations	.14		4.18		(3.46)	(.07)		.29		1.27

Less distributions:
Distributions from net investment income	—		—		—	—		—		(.04)

Total distributions	—		—		—	—		—		(.04)

Net asset value, end of period	$11.81		$11.67		$ 7.49	$10.95		$11.02		$10.73

Total Return[c]	1.20%		(55.81%	)	(31.60% )	(0.64%	)	2.70%		13.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,638		$12,216		$6,368	$10,343		$10,032		$18,707

Ratios to average net assets:
Net investment loss	(1.39%	)	(1.63%	)	(1.59% )	(1.50%	)	(1.55%	)	(1.52% )
Total expenses	2.30%		2.30%		2.30%	2.28%		2.22%		2.21%

Portfolio turnover rate	18%		34%		55%	57%		71%		122%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001

The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE NASDAQ-100® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 94.8%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$6,004,704	$6,004,704
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	5,998,019	5,998,019
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	5,402,657	5,402,657
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	2,478,520	2,478,520
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	619,630	619,630

Total Repurchase Agreements
(Cost $20,503,530)		20,503,530

Total Investments – 94.8%
(Cost $20,503,530)		$20,503,530

Cash & Other Assets,
Less Liabilities – 5.2%		1,115,656

Total Net Assets – 100.0%		$21,619,186

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT†
December 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $1,757,140)	44	$889

	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2010 NASDAQ-100 Index Swap, Terminating 10/29/10[3]
(Notional Market
Value $16,785,023)	8,401	$92,721
Morgan Stanley Capital Services, Inc. October 2010 NASDAQ-100 Index Swap, Terminating 10/26/10[3] (Notional Market
Value $2,295,385)	1,149	14,875
Goldman Sachs International October 2010 NASDAQ-100 Index Swap, Terminating 10/27/10[3]
(Notional Market Value $759,513)	380	4,936

(Total Notional Market
Value $19,839,921)		$112,532

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
48	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INVERSE NASDAQ-100® STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Repurchase agreement, at value	$20,503,530

Total investments	20,503,530
Segregated cash with broker	381,794
Unrealized appreciation on swap agreements	112,532
Receivable for swap settlement	10,498
Receivables:
Fund shares sold	676,365
Interest	110

Total assets	21,684,829

Liabilities:
Payable for:
Variation margin	4,085
Fund shares redeemed	9,140
Management fees	19,278
Custodian fees	707
Transfer agent/maintenance fees	5,355
Distribution and service fees	2,307
Portfolio accounting fees	2,142
Licensing fees	6,273
Other	16,356

Total liabilities	65,643

Net assets	$21,619,186

Net assets consist of:
Paid in capital	110,113,469
Accumulated net investment loss	(215,762)
Accumulated net realized loss on sale of investments	(88,391,942)
Net unrealized appreciation in value of investments	113,421

Net assets	21,619,186

Investor Class:
Net assets	$17,935,174
Capital shares outstanding	1,258,635
Net asset value per share	$14.25

Advisor Class:
Net assets	$175,609
Capital shares outstanding	12,813
Net asset value per share	$13.71

A-Class:
Net assets	$1,429,448
Capital shares outstanding	102,401
Net asset value per share	$13.96

Maximum offering price per share*	$14.66

C-Class:
Net assets	$2,078,955
Capital shares outstanding	162,180
Net asset value per share	$12.82

Repurchase agreement, at cost	$20,503,530

Total cost	$20,503,530
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$27,466

Total investment income	27,466

Expenses:
Management fees	140,659
Transfer agent and administrative fees	39,072
Distribution and Service Fees:
Advisor Class	2,417
A-Class	1,610
C-Class	10,043
Portfolio accounting fees	15,629
Trustees’ fees**	1,046
Miscellaneous	32,752

Total expenses	243,228

Net investment loss	(215,762)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(3,129,836)
Futures contracts	(428,380)

Net realized loss	(3,558,216)

Net unrealized appreciation (depreciation)
during the period on:
Equity index swaps	1,501,402
Futures contracts	1,026

Net unrealized appreciation	1,502,428

Net loss	(2,055,788)

Net decrease in net assets resulting
from operations	$(2,271,550)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	49

  INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(215,762)	$(444,051)
Net realized loss during the period on investments	(3,558,216)	(20,372,903)
Net unrealized appreciation during the period on investments	1,502,428	1,493,832

Net decrease in net assets resulting from operations	(2,271,550)	(19,323,122)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	126,277,383	263,519,478
Advisor Class	15,280,405	13,001,544
A-Class	3,737,460	8,874,805
C-Class	5,035,355	9,150,986
Cost of shares redeemed
Investor Class	(127,557,175)	(259,836,615)
Advisor Class	(15,836,721)	(11,961,791)
A-Class	(3,312,740)	(9,179,789)
C-Class	(4,685,832)	(8,808,360)

Net increase (decrease) from capital share transactions	(1,061,865)	4,760,258

Net decrease in net assets	(3,333,415)	(14,562,864)
Net assets:
Beginning of period	24,952,601	39,515,465

End of period	$21,619,186	$24,952,601

Accumulated net investment loss at end of period	$(215,762)	$—

Capital share activity:
Shares sold
Investor Class	8,196,068	14,461,941
Advisor Class	1,024,573	732,358
A-Class	248,870	465,562
C-Class	363,674	536,740
Shares redeemed
Investor Class	(8,340,253)	(14,401,266)
Advisor Class	(1,074,777)	(688,875)
A-Class	(216,943)	(488,378)
C-Class	(337,931)	(534,150)

Total capital share activity	(136,719)	83,932

50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$15.07		$25.09	$21.27	$21.67	$21.80	$24.55

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)		(.25)	(.06)	.59	(.11)	(.11)
Net gain (loss) on securities (realized and unrealized)	(.72)		(9.77)	4.25	(.30)	.54	(2.31)

Total from investment operations	(.82)		(10.02)	4.19	.29	.43	(2.42)

Less distributions:
Distributions from net investment income	—		—	(.37)	(.69)	(.56)	(.33)

Total distributions	—		—	(.37)	(.69)	(.56)	(.33)

Net asset value, end of period	$14.25		$15.07	$25.09	$21.27	$21.67	$21.80

Total Return[c]	(5.44%	)	(39.94% )	19.48%	1.92%	2.01%	(9.85% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,935		$21,137	$33,672	$59,819	$104,617	$143,742

Ratios to average net assets:
Net investment income (loss)	(1.29%	)	(1.35% )	(0.26% )	2.98%	3.79%	(0.45% )
Combined net investment income[d]	—		—	—	—	—	2.22%
Total expenses[e]	1.47%		1.47%	1.46%	1.47%	1.40%	1.39%
Net expenses[e]	1.47%		1.47%	1.46%	1.47%	1.40%	1.38%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$14.54		$24.37	$20.77	$21.28	$21.51	$24.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)		(.32)	(.06)	.51	(.22)	(.22)
Net gain (loss) on securities (realized and unrealized)	(.69)		(9.51)	4.03	(.33)	.55	(2.28)

Total from investment operations	(.83)		(9.83)	3.97	.18	.33	(2.50)

Less distributions:
Distributions from net investment income	—		—	(.37)	(.69)	(.56)	(.33)

Total distributions	—		—	(.37)	(.69)	(.56)	(.33)

Net asset value, end of period	$13.71		$14.54	$24.37	$20.77	$21.28	$21.51

Total Return[c]	(5.71%	)	(40.34% )	18.88%	1.43%	1.56%	(10.27% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176		$916	$476	$3,744	$11,436	$10,390

Ratios to average net assets:
Net investment income (loss)	(1.79%	)	(1.84% )	(0.29% )	2.56%	3.29%	(0.96% )
Combined net investment income[d]	—		—	—	—	—	1.71%
Total expenses[e]	1.96%		1.97%	1.97%	1.98%	1.90%	1.89%
Net expenses[e]	1.96%		1.97%	1.97%	1.98%	1.90%	1.89%

Portfolio turnover rate	—		—	—	—	—	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	51

2

  INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$14.78		$24.67	$20.97	$21.43	$21.61	$24.39

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)		(.26)	(.22)	.52	(.16)	(.16)
Net gain (loss) on securities (realized and unrealized)	(.71)		(9.63)	4.29	(.29)	.54	(2.29)

Total from investment operations	(.82)		(9.89)	4.07	.23	.38	(2.45)

Less distributions:
Distributions from net investment income	—		—	(.37)	(.69)	(.56)	(.33)

Total distributions	—		—	(.37)	(.69)	(.56)	(.33)

Net asset value, end of period	$13.96		$14.78	$24.67	$20.97	$21.43	$21.61

Total Return[c]	(5.55%	)	(40.09% )	19.18%	1.65%	1.79%	(10.04% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,429		$1,041	$2,301	$1,784	$4,086	$2,108

Ratios to average net assets:
Net investment income (loss)	(1.54%	)	(1.37% )	(0.92% )	2.61%	3.55%	(0.70% )
Combined net investment income[d]	—		—	—	—	—	1.97%
Total expenses[e]	1.71%		1.71%	1.71%	1.72%	1.64%	1.63%
Net expenses[e]	1.71%		1.71%	1.71%	1.72%	1.64%	1.63%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.62		$22.91	$19.63	$20.27	$20.63	$23.48

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)		(.39)	(.25)	.38	(.32)	(.32)
Net gain (loss) on securities (realized and unrealized)	(.64)		(8.90)	3.90	(.33)	.52	(2.20)

Total from investment operations	(.80)		(9.29)	3.65	.05	.20	(2.52)

Less distributions:
Distributions from net investment income	—		—	(.37)	(.69)	(.56)	(.33)

Total distributions	—		—	(.37)	(.69)	(.56)	(.33)

Net asset value, end of period	$12.82		$13.62	$22.91	$19.63	$20.27	$20.63

Total Return[c]	(5.87%	)	(40.55% )	18.35%	0.85%	1.00%	(10.73% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,079		$1,858	$3,066	$7,633	$17,834	$13,527

Ratios to average net assets:
Net investment income (loss)	(2.29%	)	(2.33% )	(1.19% )	2.05%	2.79%	(1.46% )
Combined net investment income[d]	—		—	—	—	—	1.21%
Total expenses[e]	2.47%		2.47%	2.47%	2.48%	2.40%	2.40%
Net expenses[e]	2.47%		2.47%	2.47%	2.48%	2.40%	2.39%

Portfolio turnover rate	—		—	—	—	—	—
52	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

Prior to April 1, 2007, the Inverse NASDAQ-100® Strategy Fund operated under a Master-Feeder Structure.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined Net Investment Income (Loss)” for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

4

FUND PROFILE (Unaudited)
September 30, 2010

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)

F5 Networks, Inc.	0.5%
Newfield Exploration Co.	0.4%
Edwards Lifesciences Corp.	0.4%
Joy Global, Inc.	0.4%
Lubrizol Corp.	0.4%
New York Community Bancorp, Inc.	0.4%
NetFlix, Inc.	0.4%
Vertex Pharmaceuticals, Inc.	0.4%
Dollar Tree, Inc.	0.4%
BorgWarner, Inc.	0.3%

Top Ten Total	4.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 57.4%

FINANCIALS - 11.5%
New York Community Bancorp, Inc.	6,290	$102,212
Macerich Co.	1,880	80,746
Federal Realty Investment Trust	890	72,677
SL Green Realty Corp.	1,130	71,563
Everest Re Group Ltd.	810	70,041
Nationwide Health Properties, Inc.	1,790	69,219
AMB Property Corp.	2,430	64,322
Rayonier, Inc.	1,160	58,139
Affiliated Managers Group, Inc.*	740	57,727
MSCI, Inc. — Class A*	1,700	56,457
Alexandria Real Estate Equities, Inc.	790	55,300
UDR, Inc.	2,590	54,701
Realty Income Corp.	1,590	53,615
Jones Lang LaSalle, Inc.	620	53,487
Liberty Property Trust	1,640	52,316
Old Republic International Corp.	3,740	51,799
Fidelity National Financial, Inc. — Class A	3,290	51,686
Reinsurance Group of America, Inc. — Class A	1,057	51,043
Eaton Vance Corp.	1,710	49,658
WR Berkley Corp.	1,819	49,240
Essex Property Trust, Inc.	439	48,044
Cullen	880	47,406
Transatlantic Holdings, Inc.	920	46,754
Regency Centers Corp.	1,180	46,575
Camden Property Trust	970	46,531
HCC Insurance Holdings, Inc.	1,660	43,309
Senior Housing Properties Trust	1,840	43,240
Duke Realty Corp.	3,640	42,188
SEI Investments Co.	2,040	41,494
Jefferies Group, Inc.	1,790	40,615
Commerce Bancshares, Inc.	1,070	40,221
Arthur J Gallagher & Co.	1,521	40,109
Hospitality Properties Trust	1,780	39,747
BRE Properties, Inc.	930	38,595
Mack-Cali Realty Corp.	1,150	37,617
Raymond James Financial, Inc.	1,440	36,475
Weingarten Realty Investors	1,670	36,439
City National Corp.	670	35,557
First Niagara Financial Group, Inc.	3,020	35,183
American Financial Group, Inc.	1,140	34,861
Brown & Brown, Inc.	1,680	33,919
Waddell & Reed Financial, Inc. — Class A	1,230	33,653
Highwoods Properties, Inc.	1,030	33,444
Associated Banc-Corp	2,500	32,975
Corporate Office Properties Trust	860	32,087
Bank of Hawaii Corp.	700	31,444
Omega Healthcare Investors, Inc.	1,370	30,757
Hanover Insurance Group, Inc.	650	30,550
Valley National Bancorp	2,330	30,057

		MARKET
	SHARES	VALUE

TCF Financial Corp.	1,830	$29,628
Greenhill & Company, Inc.	370	29,348
FirstMerit Corp.	1,570	28,762
Apollo Investment Corp.	2,810	28,746
Synovus Financial Corp.	11,350	27,921
Protective Life Corp.	1,240	26,982
Fulton Financial Corp.	2,870	26,002
StanCorp Financial Group, Inc.	680	25,840
SVB Financial Group*	608	25,731
Washington Federal, Inc.	1,630	24,874
Westamerica Bancorporation	420	22,886
First American Financial Corp.	1,510	22,559
Prosperity Bancshares, Inc.	670	21,755
Mercury General Corp.	510	20,844
Potlatch Corp.	580	19,720
NewAlliance Bancshares, Inc.	1,520	19,182
Trustmark Corp.	820	17,827
Unitrin, Inc.	720	17,561
Webster Financial Corp.	950	16,682
Astoria Financial Corp.	1,190	16,220
BancorpSouth, Inc.	1,060	15,031
Cathay General Bancorp	1,130	13,436
International Bancshares Corp.	770	13,005
Wilmington Trust Corp.	1,320	11,854
Cousins Properties, Inc.	1,491	10,646
Equity One, Inc.	505	8,524
PacWest Bancorp	446	8,501

Total Financials		2,885,861

INFORMATION TECHNOLOGY - 9.1%
F5 Networks, Inc.*	1,160	120,420
Cree, Inc.*	1,560	84,692
Rovi Corp.*	1,490	75,111
Lam Research Corp.*	1,790	74,912
Equinix, Inc.*	660	67,551
Hewitt Associates, Inc. — Class A*	1,330	67,072
Trimble Navigation Ltd.*	1,720	60,269
Avnet, Inc.*	2,190	59,152
ANSYS, Inc.*	1,310	55,347
Factset Research Systems, Inc.	670	54,357
Skyworks Solutions, Inc.*	2,580	53,354
Synopsys, Inc.*	2,149	53,231
Atmel Corp.*	6,670	53,093
Informatica Corp.*	1,341	51,508
Alliance Data Systems Corp.*	760	49,598
Global Payments, Inc.	1,150	49,324
MICROS Systems, Inc.*	1,160	49,103
Arrow Electronics, Inc.*	1,700	45,441
Lender Processing Services, Inc.	1,350	44,860
Solera Holdings, Inc.	1,010	44,602
TIBCO Software, Inc.*	2,370	42,044
Broadridge Financial Solutions, Inc.	1,830	41,852
AOL, Inc.*	1,540	38,115
Ingram Micro, Inc. — Class A*	2,260	38,104
Rackspace Hosting, Inc.*	1,390	36,112

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	55

2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Itron, Inc.*	580	$35,513
Polycom, Inc.*	1,230	33,554
Parametric Technology Corp.*	1,670	32,632
CommScope, Inc.*	1,370	32,524
ADTRAN, Inc.	910	32,123
NCR Corp.*	2,320	31,622
Jack Henry & Associates, Inc.	1,240	31,620
Diebold, Inc.	950	29,535
Gartner, Inc.*	1,000	29,440
Cadence Design Systems, Inc.*	3,850	29,375
CoreLogic, Inc.	1,500	28,740
National Instruments Corp.	850	27,761
Zebra Technologies Corp. — Class A*	820	27,585
Tech Data Corp.*	670	27,001
NeuStar, Inc. — Class A*	1,080	26,849
Vishay Intertechnology, Inc.*	2,700	26,136
RF Micro Devices, Inc.*	3,940	24,192
Silicon Laboratories, Inc.*	640	23,456
DST Systems, Inc.	520	23,317
Plantronics, Inc.	690	23,308
Quest Software, Inc.*	890	21,885
International Rectifier Corp.*	1,020	21,512
Ciena Corp.*	1,350	21,019
Intersil Corp. — Class A	1,790	20,925
Digital River, Inc.*	570	19,403
Convergys Corp.*	1,790	18,705
Acxiom Corp.*	1,160	18,398
Semtech Corp.*	900	18,171
ADC Telecommunications, Inc.*	1,400	17,738
Fairchild Semiconductor International, Inc. — Class A*	1,800	16,920
Mentor Graphics Corp.*	1,580	16,701
ValueClick, Inc.*	1,180	15,434
Fair Isaac Corp.	600	14,796
Integrated Device Technology, Inc.*	2,290	13,396
Mantech International Corp. — Class A*	320	12,672
SRA International, Inc. — Class A*	620	12,226
Advent Software, Inc.*	229	11,952
ACI Worldwide, Inc.*	480	10,747

Total Information Technology		2,288,107

INDUSTRIALS - 8.7%
Joy Global, Inc.	1,490	104,777
Bucyrus International, Inc. — Class A	1,170	81,140
AMETEK, Inc.	1,540	73,566
Manpower, Inc.	1,190	62,118
KBR, Inc.	2,260	55,686
Kansas City Southern*	1,480	55,367
AGCO Corp.*	1,340	52,273

		MARKET
	SHARES	VALUE

Donaldson Company, Inc.	1,100	$51,843
Pentair, Inc.	1,430	48,091
URS Corp.*	1,210	45,956
SPX Corp.	720	45,562
BE Aerospace, Inc.*	1,480	44,859
Timken Co.	1,160	44,498
Waste Connections, Inc.*	1,120	44,419
J.B. Hunt Transport Services, Inc.	1,280	44,416
Hubbell, Inc. — Class B	870	44,152
IDEX Corp.	1,180	41,902
Shaw Group, Inc.*	1,220	40,943
Gardner Denver, Inc.	760	40,797
Aecom Technology Corp.*	1,680	40,757
Corrections Corporation of America*	1,600	39,488
Kennametal, Inc.	1,180	36,497
Alliant Techsystems, Inc.*	480	36,192
Nordson Corp.	490	36,108
Oshkosh Corp.*	1,310	36,025
Terex Corp.*	1,570	35,984
Lincoln Electric Holdings, Inc.	610	35,270
MSC Industrial Direct Co. — Class A	640	34,586
Wabtec Corp.	690	32,975
Regal-Beloit Corp.	560	32,866
Copart, Inc.*	990	32,640
Towers Watson & Co. — Class A	650	31,967
Kirby Corp.*	780	31,247
Thomas & Betts Corp.*	760	31,175
Harsco Corp.	1,160	28,513
Acuity Brands, Inc.	630	27,871
Landstar System, Inc.	720	27,806
Graco, Inc.	870	27,605
Woodward Governor Co.	850	27,557
Lennox International, Inc.	660	27,515
Baldor Electric Co.	680	27,472
Alaska Air Group, Inc.*	520	26,536
Carlisle Companies, Inc.	876	26,236
Trinity Industries, Inc.	1,150	25,611
Crane Co.	670	25,420
Con-way, Inc.	790	24,482
FTI Consulting, Inc.*	680	23,589
Valmont Industries, Inc.	310	22,444
Clean Harbors, Inc.*	330	22,357
Alexander & Baldwin, Inc.	600	20,904
GATX Corp.	670	19,644
JetBlue Airways Corp.*	2,910	19,468
HNI Corp.	650	18,694
Herman Miller, Inc.	820	16,138
Rollins, Inc.	680	15,898
Corporate Executive Board Co.	500	15,780
Brink’s Co.	680	15,640
AirTran Holdings, Inc.*	1,960	14,406
Deluxe Corp.	740	14,156

56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Werner Enterprises, Inc.	640	$13,114
United Rentals, Inc.*	870	12,911
Mine Safety Appliances Co.	450	12,195
Granite Construction, Inc.	490	11,143
Korn*	670	11,082
Navigant Consulting, Inc.*	720	8,374

Total Industrials		2,176,703

CONSUMER DISCRETIONARY - 8.2%
NetFlix, Inc.*	630	102,161
Dollar Tree, Inc.*	1,830	89,231
BorgWarner, Inc.*	1,650	86,823
Chipotle Mexican Grill, Inc. — Class A*	450	77,400
Advance Auto Parts, Inc.	1,220	71,590
PetSmart, Inc.	1,710	59,850
Phillips-Van Heusen Corp.	960	57,754
NVR, Inc.*	80	51,802
Williams-Sonoma, Inc.	1,560	49,452
Mohawk Industries, Inc.*	810	43,173
LKQ Corp.*	2,070	43,056
American Eagle Outfitters, Inc.	2,830	42,337
Tractor Supply Co.	1,050	41,643
Tupperware Brands Corp.	910	41,642
Fossil, Inc.*	770	41,418
Panera Bread Co. — Class A*	450	39,875
Toll Brothers, Inc.*	2,090	39,752
Gentex Corp.	2,020	39,410
Guess?, Inc.	920	37,380
Sotheby’s	970	35,715
Hanesbrands, Inc.*	1,380	35,687
Dick’s Sporting Goods, Inc.*	1,270	35,611
Strayer Education, Inc.	200	34,900
DreamWorks Animation SKG, Inc. — Class A*	1,081	34,495
Warnaco Group, Inc.*	640	32,723
Foot Locker, Inc.	2,250	32,692
Service Corporation International	3,760	32,411
Burger King Holdings, Inc.	1,340	31,999
WMS Industries, Inc.*	840	31,979
Aeropostale, Inc.*	1,340	31,155
J Crew Group, Inc.*	920	30,930
ITT Educational Services, Inc.*	400	28,108
Brinker International, Inc.	1,470	27,724
Bally Technologies, Inc.*	780	27,261
Chico’s FAS, Inc.	2,590	27,247
Lamar Advertising Co. — Class A*	829	26,379
John Wiley & Sons, Inc. — Class A	628	25,660
Life Time Fitness, Inc.*	610	24,077
Dress Barn, Inc.*	1,000	23,750
Under Armour, Inc. — Class A*	510	22,970
Cheesecake Factory, Inc.*	860	22,764
Rent-A-Center, Inc. — Class A	950	21,261
Aaron’s, Inc.	1,143	21,088
Wendy’s — Class A	4,650	21,065

		MARKET
	SHARES	VALUE

Career Education Corp.*	950	$20,396
Saks, Inc.*	2,330	20,038
Thor Industries, Inc.	570	19,038
AnnTaylor Stores Corp.*	850	17,204
Regis Corp.	830	15,878
MDC Holdings, Inc.	540	15,676
Matthews International Corp. — Class A	430	15,205
Collective Brands, Inc.*	930	15,010
99 Cents Only Stores*	680	12,838
Bob Evans Farms, Inc.	440	12,351
International Speedway Corp. — Class A	490	11,956
KB Home	1,040	11,783
Timberland Co. — Class A*	580	11,490
Ryland Group, Inc.	637	11,415
Scholastic Corp.	400	11,128
American Greetings Corp. — Class A	580	10,782
Barnes & Noble, Inc.	560	9,078
Corinthian Colleges, Inc.*	1,270	8,915
Scientific Games Corp. — Class A*	910	8,827
Harte-Hanks, Inc.	560	6,535
Boyd Gaming Corp.*	810	5,873
Coldwater Creek, Inc.*	870	4,585

Total Consumer Discretionary		2,051,401

HEALTH CARE - 6.5%
Edwards Lifesciences Corp.*	1,640	109,962
Vertex Pharmaceuticals, Inc.*	2,930	101,290
Henry Schein, Inc.*	1,320	77,326
Perrigo Co.	1,190	76,422
ResMed, Inc.*	2,190	71,854
Hologic, Inc.*	3,750	60,037
Mettler-Toledo International, Inc.*	480	59,731
Endo Pharmaceuticals Holdings, Inc.*	1,670	55,511
Universal Health Services, Inc. — Class B	1,400	54,404
IDEXX Laboratories, Inc.*	830	51,228
Beckman Coulter, Inc.	1,000	48,790
Covance, Inc.*	940	43,983
Allscripts Healthcare Solutions, Inc.*	2,370	43,774
Pharmaceutical Product Development, Inc.	1,720	42,639
Community Health Systems, Inc.*	1,360	42,119
Omnicare, Inc.	1,710	40,835
United Therapeutics Corp.*	720	40,327
Health Net, Inc.*	1,410	38,338
Mednax, Inc.*	690	36,777
Lincare Holdings, Inc.	1,420	35,628
Gen-Probe, Inc.*	700	33,922
Techne Corp.	540	33,334
Hill-Rom Holdings, Inc.	920	33,019

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	57

4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Teleflex, Inc.	580	$32,932
Kinetic Concepts, Inc.*	900	32,922
Charles River Laboratories International, Inc.*	959	31,791
Thoratec Corp.*	840	31,063
STERIS Corp.	860	28,569
Psychiatric Solutions, Inc.*	830	27,846
Health Management Associates, Inc. — Class A*	3,620	27,729
LifePoint Hospitals, Inc.*	780	27,347
Owens & Minor, Inc.	920	26,183
VCA Antech, Inc.*	1,240	26,152
Medicis Pharmaceutical Corp. — Class A	870	25,795
Bio-Rad Laboratories, Inc. — Class A*	280	25,343
Masimo Corp.	850	23,214
Immucor, Inc.*	1,010	20,028
WellCare Health Plans, Inc.*	610	17,666
Kindred Healthcare, Inc.*	570	7,421

Total Health Care		1,643,251

MATERIALS - 3.8%
Lubrizol Corp.	980	103,851
Albemarle Corp.	1,320	61,789
Ashland, Inc.	1,140	55,598
Martin Marietta Materials, Inc.	660	50,800
Sonoco Products Co.	1,450	48,488
Valspar Corp.	1,420	45,227
Reliance Steel & Aluminum Co.	1,070	44,437
Aptargroup, Inc.	970	44,300
Steel Dynamics, Inc.	3,130	44,164
Cytec Industries, Inc.	710	40,030
RPM International, Inc.	1,880	37,450
Packaging Corporation of America	1,500	34,755
Scotts Miracle-Gro Co. — Class A	670	34,659
Cabot Corp.	940	30,616
Temple-Inland, Inc.	1,560	29,110
Rock-Tenn Co. — Class A	560	27,894
Greif, Inc. — Class A	450	26,478
Silgan Holdings, Inc.	780	24,726
Commercial Metals Co.	1,650	23,908
Olin Corp.	1,140	22,982
Sensient Technologies Corp.	720	21,953
Carpenter Technology Corp.	640	21,574
Intrepid Potash, Inc.*	640	16,685
NewMarket Corp.	140	15,915
Minerals Technologies, Inc.	269	15,849
Louisiana-Pacific Corp.*	1,870	14,156
Worthington Industries, Inc.	830	12,475

Total Materials		949,869

UTILITIES - 3.5% National Fuel Gas Co.	1,180	61,136
NSTAR	1,500	59,025
Alliant Energy Corp.	1,600	58,160

		MARKET
	SHARES	VALUE

OGE Energy Corp.	1,410	$56,217
MDU Resources Group, Inc.	2,720	54,264
Energen Corp.	1,040	47,549
UGI Corp.	1,590	45,490
DPL, Inc.	1,720	44,944
N.V. Energy, Inc.	3,400	44,710
Questar Corp.	2,540	44,526
AGL Resources, Inc.	1,130	43,347
Aqua America, Inc.	1,980	40,392
Westar Energy, Inc.	1,600	38,768
Atmos Energy Corp.	1,300	38,025
Great Plains Energy, Inc.	1,960	37,044
Vectren Corp.	1,180	30,527
Hawaiian Electric Industries, Inc.	1,350	30,429
WGL Holdings, Inc.	730	27,579
Cleco Corp.	880	26,065
IDACORP, Inc.	700	25,144
Black Hills Corp.	570	17,784
PNM Resources, Inc.	1,250	14,237
Dynegy, Inc. — Class A*	1,480	7,207

Total Utilities		892,569

ENERGY - 3.4%
Newfield Exploration Co.*	1,930	110,859
Cimarex Energy Co.	1,219	80,673
Pride International, Inc.*	2,540	74,752
Arch Coal, Inc.	2,350	62,769
Plains Exploration & Production Co.*	2,020	53,873
Forest Oil Corp.*	1,640	48,708
Southern Union Co.	1,800	43,308
Oceaneering International, Inc.*	780	42,011
Patterson-UTI Energy, Inc.	2,230	38,088
Mariner Energy, Inc.*	1,490	36,103
Tidewater, Inc.	740	33,159
Superior Energy Services, Inc.*	1,140	30,427
Atwood Oceanics, Inc.*	810	24,665
Bill Barrett Corp.*	660	23,760
Quicksilver Resources, Inc.*	1,700	21,420
Unit Corp.*	570	21,255
Exterran Holdings, Inc.*	910	20,666
Frontier Oil Corp.	1,530	20,502
Helix Energy Solutions Group, Inc.*	1,520	16,933
Comstock Resources, Inc.*	680	15,293
Overseas Shipholding Group, Inc.	390	13,385
Patriot Coal Corp.*	1,160	13,236

Total Energy		845,845

CONSUMER STAPLES - 2.3%
Energizer Holdings, Inc.*	1,010	67,902
Church & Dwight Company, Inc.	1,030	66,888
Green Mountain Coffee Roasters, Inc.*	1,660	51,775
NBTY, Inc.*	920	50,582
Alberto-Culver Co.	1,240	46,686

58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

5

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Ralcorp Holdings, Inc.*	790	$46,199
Hansen Natural Corp.*	990	46,154
Corn Products International, Inc.	1,090	40,875
Smithfield Foods, Inc.*	2,400	40,392
BJ’s Wholesale Club, Inc.*	790	32,785
Flowers Foods, Inc.	1,100	27,324
Ruddick Corp.	610	21,155
Universal Corp.	350	14,032
Lancaster Colony Corp.	280	13,300
Tootsie Roll Industries, Inc.	350	8,708

Total Consumer Staples		574,757

TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems, Inc.	1,340	43,952
tw telecom inc — Class A*	2,190	40,668
Syniverse Holdings, Inc.*	1,000	22,670
Cincinnati Bell, Inc.*	2,910	7,770

Total Telecommunication Services		115,060

Total Common Stocks (Cost $10,707,133)		14,423,423

WARRANT†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	510	25

Total Warrant (Cost $—)		25

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 33.4%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20%
due 10/01/10	$2,749,322	$2,749,322
HSBC Group issued 09/30/10 at 0.20%
due 10/01/10	2,746,261	2,746,261
Credit Suisse Group issued 09/30/10 at 0.18%
due 10/01/10[2]	1,466,639	1,466,639
Morgan Stanley issued 09/30/10 at 0.19%
due 10/01/10	1,134,819	1,134,819
Deutsche Bank issued 09/30/10 at 0.20%
due 10/01/10	283,705	283,705

Total Repurchase Agreements (Cost $8,380,746)		8,380,746

Total Investments – 90.8% (Cost $19,087,879)		$22,804,194

Cash & Other Assets, Less Liabilities – 9.2%		2,302,945

Total Net Assets – 100.0%		$25,107,139

		Unrealized
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED†
December 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $15,032,480)	188	$412,302

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 S&P MidCap 400 Index Swap, Terminating 10/27/10[3]
(Notional Market Value
$6,175,070)	7,699	$61,154
Morgan Stanley Capital Services, Inc. October 2010 S&P MidCap 400 Index Swap, Terminating 10/26/10[3]
(Notional Market Value
$386,313)	482	3,803
Credit Suisse Capital, LLC October 2010 S&P MidCap 400 Index Swap, Terminating 10/29/10[3]
(Notional Market Value
$1,546,392)	1,928	2,360

(Total Notional Market Value
$8,107,775)		$67,317

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	59

5

  MID-CAP 1.5x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$14,423,448
Repurchase agreement, at value	8,380,746

Total investments	22,804,194
Segregated cash with broker	1,079,484
Unrealized appreciation on swap agreements	67,317
Receivable for swap settlement	2,843
Receivables:
Securities sold	34,733
Fund shares sold	1,565,148
Dividends	12,412
Interest	45

Total assets	25,566,176

Liabilities:
Payable for:
Variation margin	6,059
Securities purchased	39,681
Fund shares redeemed	372,592
Management fees	15,074
Custodian fees	553
Transfer agent/maintenance fees	4,187
Distribution and service fees	6,693
Portfolio accounting fees	1,675
Other	12,523

Total liabilities	459,037

Net assets	$25,107,139

Net assets consist of:
Paid in capital	44,137,812
Accumulated net investment loss	(120,575)
Accumulated net realized loss on sale
of investments	(23,106,032)
Net unrealized appreciation in value of investments	4,195,934

Net assets	25,107,139

A-Class:
Net assets	$766,911
Capital shares outstanding	28,122
Net asset value per share	$27.27

Maximum offering price per share*	$28.63

C-Class:
Net assets	$4,091,452
Capital shares outstanding	162,071
Net asset value per share	$25.24

H-Class:
Net assets	$20,248,776
Capital shares outstanding	742,970
Net asset value per share	$27.25

Investments, at cost	$10,707,133
Repurchase agreement, at cost	8,380,746

Total cost	$19,087,879
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$126,936
Interest	6,539

Total investment income	133,475

Expenses:
Management fees	127,347
Transfer agent and administrative fees	35,374
Distribution and Service Fees:
A-Class	1,157
C-Class	21,272
H-Class	28,899
Portfolio accounting fees	14,149
Trustees’ fees**	1,225
Miscellaneous	24,627

Total expenses	254,050

Net investment loss	(120,575)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,277,738)
Equity index swaps	95,638
Futures contracts	(3,110,284)

Net realized loss	(4,292,384)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	450,713
Equity index swaps	(1,090,350)
Futures contracts	320,141

Net unrealized depreciation	(319,496)

Net loss	(4,611,880)

Net decrease in net assets resulting
from operations	$(4,732,455)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  MID-CAP 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(120,575)	$(160,250)
Net realized gain (loss) during the period on investments	(4,292,384)	3,461,477
Net unrealized appreciation (depreciation) during the period on investments	(319,496)	5,812,914

Net increase (decrease) in net assets resulting from operations	(4,732,455)	9,114,141

Distributions To Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	309,720	4,303,723
C-Class	3,154,801	12,820,669
H-Class	127,257,525	180,310,582
Cost of shares redeemed
A-Class	(1,099,105)	(4,338,121)
C-Class	(2,999,607)	(13,909,187)
H-Class	(133,244,807)	(166,937,942)

Net increase (decrease) from capital share transactions	(6,621,473)	12,249,724

Net increase (decrease) in net assets	(11,353,928)	21,363,865
Net assets:
Beginning of period	36,461,067	15,097,202

End of period	$25,107,139	$36,461,067

Accumulated net investment loss at end of period	$(120,575)	$—

Capital share activity:
Shares sold
A-Class	11,426	191,775
C-Class	122,683	710,630
H-Class	4,910,398	8,541,819
Shares redeemed
A-Class	(41,567)	(214,540)
C-Class	(123,462)	(784,596)
H-Class	(5,313,946)	(8,225,083)

Total capital share activity	(434,468)	220,005

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

  MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$26.89		$13.33		$32.39	$41.56	$40.14	$31.86

Income (loss) from investment operations:
Net investment income (loss) [b]	(.10)		(.16)		— [c]	.23	.05	.01
Net gain (loss) on securities (realized and unrealized)	.48		13.72		(17.74)	(7.46)	2.74	8.65

Total from investment operations	.38		13.56		(17.74)	(7.23)	2.79	8.66

Less distributions:
Distributions from net investment income	—		—		—	(.26)	—	—
Distributions from realized gains	—		—		(1.32)	(1.68)	(1.37)	(.38)

Total distributions	—		—		(1.32)	(1.94)	(1.37)	(.38)

Net asset value, end of period	$27.27		$26.89		$13.33	$32.39	$41.56	$40.14

Total Return[d]	1.41%		101.73%		(54.70% )	(18.29% )	7.11%	27.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$767		$1,567		$1,080	$1,571	$2,806	$4,948

Ratios to average net assets:
Net investment income (loss)	(0.75%	)	(0.79%	)	0.01%	0.57%	0.13%	0.03%
Total expenses	1.68%		1.69%		1.68%	1.67%	1.67%	1.92%
Net expenses	1.68%		1.69%		1.68%	1.67%	1.67%	1.66%

Portfolio turnover rate	61%		219%		204%	226%	296%	528%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$24.98		$12.47		$30.73	$39.82	$38.81	$31.03

Income (loss) from investment operations:
Net investment loss[b]	(.17)		(.27)		(.17)	(.08)	(.23)	(.25)
Net gain (loss) on securities (realized and unrealized)	.43		12.78		(16.77)	(7.07)	2.61	8.41

Total from investment operations	.26		12.51		(16.94)	(7.15)	2.38	8.16

Less distributions:
Distributions from net investment income	—		—		—	(.26)	—	—
Distributions from realized gains	—		—		(1.32)	(1.68)	(1.37)	(.38)

Total distributions	—		—		(1.32)	(1.94)	(1.37)	(.38)

Net asset value, end of period	$25.24		$24.98		$12.47	$30.73	$39.82	$38.81

Total Return[d]	1.04%		100.32%		(55.06% )	(18.90% )	6.29%	26.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,091		$4,069		$2,954	$8,388	$17,112	$28,836

Ratios to average net assets:
Net investment loss	(1.42%	)	(1.43%	)	(0.72% )	(0.20% )	(0.62% )	(0.72% )
Total expenses	2.43%		2.44%		2.43%	2.42%	2.41%	2.66%
Net expenses	2.43%		2.44%		2.43%	2.42%	2.41%	2.40%

Portfolio turnover rate	61%		219%		204%	226%	296%	528%
62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$26.89		$13.33		$32.40	$41.58	$40.17	$31.86

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)		(.15)		.01	.25	.06	— [c]
Net gain (loss) on securities (realized and unrealized)	.46		13.71		(17.76)	(7.49)	2.72	8.69

Total from investment operations	.36		13.56		(17.75)	(7.24)	2.78	8.69

Less distributions:
Distributions from net investment income	—		—		—	(.26)	—	—
Distributions from realized gains	—		—		(1.32)	(1.68)	(1.37)	(.38)

Total distributions	—		—		(1.32)	(1.94)	(1.37)	(.38)

Net asset value, end of period	$27.25		$26.89		$13.33	$32.40	$41.58	$40.17

Total Return[d]	1.34%		101.73%		(54.71% )	(18.31% )	7.08%	27.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,249		$30,825		$11,063	$11,763	$24,918	$50,883

Ratios to average net assets:
Net investment income (loss)	(0.75%	)	(0.73%	)	0.06%	0.61%	0.16%	0.01%
Total expenses	1.68%		1.68%		1.68%	1.67%	1.67%	1.90%
Net expenses	1.68%		1.68%		1.68%	1.67%	1.67%	1.64%

Portfolio turnover rate	61%		219%		204%	226%	296%	528%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	63

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements.
64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE MID-CAP STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 96.9%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$853,689	$853,689
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	852,739	852,739
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	705,129	705,129
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	352,371	352,371
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	88,093	88,093

Total Repurchase Agreements (Cost $2,852,021)		2,852,021

Total Investments – 96.9% (Cost $2,852,021)		$2,852,021

Cash & Other Assets, Less Liabilities – 3.1%		91,020

Total Net Assets – 100.0%		$2,943,041

		UNREALIZED
	UNITS	LOSS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2010 S&P MidCap 400 Index Swap, Terminating 10/27/10[3] (Notional Market Value
$259,225)	323	$(2,561)
Morgan Stanley Capital Services, Inc. October 2010 S&P MidCap 400 Index Swap, Terminating 10/26/10[3] (Notional Market Value
$345,144)	430	(3,417)
Credit Suisse Capital, LLC October 2010 S&P MidCap 400 Index Swap, Terminating 10/29/10[3] (Notional Market Value
$2,344,761)	2,923	(3,578)

(Total Notional Market Value $2,949,130)		$(9,556)

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	65

  INVERSE MID-CAP STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Repurchase agreement, at value	$2,852,021

Total investments	2,852,021
Segregated cash with broker	107,416
Receivables:
Fund shares sold	10,763
Interest	15

Total assets	2,970,215

Liabilities:
Unrealized depreciation on swap agreements	9,556
Payable for:
Fund shares redeemed	10,104
Management fees	2,594
Custodian fees	95
Transfer agent/maintenance fees	721
Distribution and service fees	1,054
Portfolio accounting fees	288
Other	2,762

Total liabilities	27,174

Net assets	$2,943,041

Net assets consist of:
Paid in capital	15,447,715
Accumulated net investment loss	(41,536)
Accumulated net realized loss on sale of investments	(12,453,582)
Net unrealized depreciation in value of investments	(9,556)

Net assets	2,943,041

A-Class:
Net assets	$418,536
Capital shares outstanding	16,249
Net asset value per share	$25.76

Maximum offering price per share*	$27.04

C-Class:
Net assets	$498,695
Capital shares outstanding	20,430
Net asset value per share	$24.41

H-Class:
Net assets	$2,025,810
Capital shares outstanding	78,738
Net asset value per share	$25.73

Repurchase agreement, at cost	$2,852,021

Total cost	$2,852,021

STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$4,551

Total investment income	4,551

Expenses:
Management fees	23,701
Transfer agent and administrative fees	6,584
Distribution and Service Fees:
A-Class	685
C-Class	2,501
H-Class	5,273
Portfolio accounting fees	2,633
Trustees’ fees**	197
Miscellaneous	4,513

Total expenses	46,087

Net investment loss	(41,536)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(274,273)
Futures contracts	(359,128)

Net realized loss	(633,401)

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	161,030
Futures contracts	(496)

Net unrealized appreciation	160,534

Net loss	(472,867)

Net decrease in net assets resulting from operations	$(514,403)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INVERSE MID-CAP STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(41,536)	$(84,936)
Net realized loss during the period on investments	(633,401)	(4,520,733)
Net unrealized appreciation during the period on investments	160,534	163,417

Net decrease in net assets resulting from operations	(514,403)	(4,442,252)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	481,971	3,321,246
C-Class	1,278,469	3,242,403
H-Class	24,536,815	56,497,756
Cost of shares redeemed
A-Class	(760,987)	(2,621,482)
C-Class	(1,001,633)	(3,059,874)
H-Class	(24,969,004)	(57,174,748)

Net increase (decrease) from capital share transactions	(434,369)	205,301

Net decrease in net assets	(948,772)	(4,236,951)
Net assets:
Beginning of period	3,891,813	8,128,764

End of period	$2,943,041	$3,891,813

Accumulated net investment loss at end of period	$(41,536)	$—

Capital share activity:
Shares sold
A-Class	16,938	96,465
C-Class	47,740	94,397
H-Class	883,437	1,600,220
Shares redeemed
A-Class	(27,484)	(79,043)
C-Class	(37,596)	(91,190)
H-Class	(910,386)	(1,646,993)

Total capital share activity	(27,351)	(26,144)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	67

  INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$27.37	$48.21	$37.07	$33.78	$37.03	$44.01

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.52)	(.22)	.81	1.35	.87
Net gain (loss) on securities (realized and unrealized)	(1.40)	(20.32)	11.40	3.11	(1.81)	(7.20)

Total from investment operations	(1.61)	(20.84)	11.18	3.92	(.46)	(6.33)

Less distributions:
Distributions from net investment income	—	—	(.04)	(.63)	(2.79)	(.65)

Total distributions	—	—	(.04)	(.63)	(2.79)	(.65)

Net asset value, end of period	$25.76	$27.37	$48.21	$37.07	$33.78	$37.03

Total Return[c]	(5.88% )	(43.23% )	30.14%	11.83%	(1.35% )	(14.44% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$419	$733	$452	$906	$477	$161

Ratios to average net assets:
Net investment income (loss)	(1.51% )	(1.56% )	(0.55% )	2.35%	3.52%	2.12%
Total expenses	1.68%	1.69%	1.68%	1.66%	1.65%	1.66%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$26.03	$46.24	$35.82	$32.89	$36.43	$43.62

Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.75)	(.41)	.60	1.05	.15
Net gain (loss) on securities (realized and unrealized)	(1.33)	(19.46)	10.87	2.96	(1.80)	(6.69)

Total from investment operations	(1.62)	(20.21)	10.46	3.56	(.75)	(6.54)

Less distributions:
Distributions from net investment income	—	—	(.04)	(.63)	(2.79)	(.65)

Total distributions	—	—	(.04)	(.63)	(2.79)	(.65)

Net asset value, end of period	$24.41	$26.03	$46.24	$35.82	$32.89	$36.43

Total Return[c]	(6.22% )	(43.71% )	29.18%	11.05%	(2.19% )	(15.05% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$499	$268	$327	$1,478	$801	$1,147

Ratios to average net assets:
Net investment income (loss)	(2.25% )	(2.30% )	(1.07% )	1.83%	2.81%	1.54%
Total expenses	2.42%	2.43%	2.43%	2.41%	2.40%	2.41%

Portfolio turnover rate	—	—	—	—	—	—
68	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$27.35		$48.21	$37.07	$33.78	$37.04	$44.01

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)		(.55)	(.27)	.78	1.35	.83
Net gain (loss) on securities (realized and unrealized)	(1.41)		(20.31)	11.45	3.14	(1.82)	(7.15)

Total from investment operations	(1.62)		(20.86)	11.18	3.92	(.47)	(6.32)

Less distributions:
Distributions from net investment income	—		—	(.04)	(.63)	(2.79)	(.65)

Total distributions	—		—	(.04)	(.63)	(2.79)	(.65)

Net asset value, end of period	$25.73		$27.35	$48.21	$37.07	$33.78	$37.04

Total Return[c]	(5.92%	)	(43.27% )	30.14%	11.83%	(1.38% )	(14.42% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,026		$2,891	$7,350	$46,630	$15,531	$18,475

Ratios to average net assets:
Net investment income (loss)	(1.51%	)	(1.55% )	(0.62% )	2.26%	3.51%	2.01%
Total expenses	1.68%		1.68%	1.70%	1.65%	1.66%	1.64%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	69

FUND PROFILE (Unaudited)
September 30, 2010

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)

TIBCO Software, Inc.	0.1%
Riverbed Technology, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
Nordson Corp.	0.1%
Rackspace Hosting, Inc.	0.1%
Sotheby’s	0.1%
Highwoods Properties, Inc.	0.1%
Parametric Technology Corp.	0.1%
Warnaco Group, Inc.	0.1%
Dril-Quip, Inc.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
70	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 42.0%

FINANCIALS - 8.8%
Highwoods Properties, Inc.	606	$19,677
Home Properties, Inc.	347	18,356
MFA Financial, Inc.	2,400	18,312
Omega Healthcare Investors, Inc.	803	18,027
National Retail Properties, Inc.	713	17,903
BioMed Realty Trust, Inc.	969	17,364
Apollo Investment Corp.	1,659	16,972
American Capital Ltd.*	2,909	16,901
FirstMerit Corp.	918	16,818
Entertainment Properties Trust	389	16,797
Tanger Factory Outlet Centers	350	16,499
American Campus Communities, Inc.	542	16,498
Alterra Capital Holdings Ltd.	820	16,334
Washington Real Estate Investment Trust	509	16,151
ProAssurance Corp.*	280	16,125
MGIC Investment Corp.*	1,708	15,765
Mid-America Apartment Communities, Inc.	270	15,736
CBL & Associates Properties, Inc.	1,184	15,463
SVB Financial Group*	359	15,193
Platinum Underwriters Holdings Ltd.	349	15,188
Kilroy Realty Corp.	448	14,847
Stifel Financial Corp.*	303	14,026
LaSalle Hotel Properties	595	13,917
Signature Bank *	353	13,711
Westamerica Bancorporation	246	13,405
First American Financial Corp.	876	13,087
Equity Lifestyle Properties, Inc.	233	12,694
Healthcare Realty Trust, Inc.	542	12,677
Prosperity Bancshares, Inc.	386	12,533
DiamondRock Hospitality Co.*	1,315	12,479
Extra Space Storage, Inc.	746	11,966
Trustmark Corp.	546	11,870
Potlatch Corp.	349	11,866
Iberiabank Corp.	232	11,595
Post Properties, Inc.	415	11,587
NewAlliance Bancshares, Inc.	902	11,383
Umpqua Holdings Corp.	972	11,022
Northwest Bancshares, Inc.	951	10,642
Montpelier Re Holdings Ltd.	612	10,600
CNO Financial Group, Inc.*	1,908	10,570
Astoria Financial Corp.	740	10,086
Delphi Financial Group, Inc. — Class A	400	9,996
Knight Capital Group, Inc. — Class A*	796	9,862
Webster Financial Corp.	560	9,834
Colonial Properties Trust	603	9,763
PHH Corp.*	459	9,667
Redwood Trust, Inc.	666	9,630

		MARKET
	SHARES	VALUE

Medical Properties Trust, Inc.	946	$9,592
UMB Financial Corp.	270	9,588
Argo Group International Holdings Ltd.	268	9,310
Susquehanna Bancshares, Inc.	1,100	9,284
National Health Investors, Inc.	210	9,253
Hatteras Financial Corp.	315	8,968
DuPont Fabros Technology, Inc.	355	8,928
Radian Group, Inc.	1,133	8,860
Glacier Bancorp, Inc.	606	8,848
Portfolio Recovery Associates, Inc.*	136	8,792
Wintrust Financial Corp.	271	8,783
PS Business Parks, Inc.	155	8,768
Cash America International, Inc.	250	8,750
Sovran Self Storage, Inc.	230	8,717
DCT Industrial Trust, Inc.	1,806	8,651
EastGroup Properties, Inc.	229	8,560
RLI Corp.	150	8,493
First Financial Bancorp	500	8,340
FNB Corp.	974	8,337
First Financial Bankshares, Inc.	175	8,223
United Bankshares, Inc.	330	8,214
Tower Group, Inc.	350	8,173
Cathay General Bancorp	670	7,966
Starwood Property Trust, Inc.	400	7,948
Ezcorp, Inc. — Class A*	392	7,856
Old National Bancorp	746	7,833
Sunstone Hotel Investors, Inc.*	844	7,655
KBW, Inc.	299	7,654
International Bancshares Corp.	451	7,617
Franklin Street Properties Corp.	600	7,452
Hancock Holding Co.	246	7,397
MB Financial, Inc.	456	7,396
Selective Insurance Group, Inc.	448	7,298
First Midwest Bancorp, Inc.	630	7,264
Anworth Mortgage Asset Corp.	1,012	7,216
American Capital Agency Corp.	270	7,174
First Cash Financial Services, Inc.*	256	7,104
National Penn Bancshares, Inc.	1,074	6,713
Whitney Holding Corp.	820	6,699
U-Store-It Trust	796	6,647
Capstead Mortgage Corp.	603	6,555
Park National Corp.	102	6,532
Community Bank System, Inc.	283	6,512
Ocwen Financial Corp.*	634	6,429
Columbia Banking System, Inc.	327	6,426
Acadia Realty Trust	336	6,384
BlackRock Kelso Capital Corp.	553	6,359
MF Global Holdings Ltd.*	881	6,343
Alexander’s, Inc.	20	6,316
NBT Bancorp, Inc.	286	6,312
Greenlight Capital Re Ltd. — Class A*	252	6,305
Provident Financial Services, Inc.	510	6,304
World Acceptance Corp.*	140	6,182

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	71

2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pico Holdings, Inc.*	203	$6,062
Government Properties Income Trust	225	6,008
Infinity Property & Casualty Corp.	123	5,999
Lexington Realty Trust	830	5,943
Horace Mann Educators Corp.	330	5,867
Prospect Capital Corp.	604	5,865
CVB Financial Corp.	764	5,738
LTC Properties, Inc.	223	5,691
Employers Holdings, Inc.	360	5,677
Pennsylvania Real Estate Investment Trust	464	5,503
Cousins Properties, Inc.	768	5,484
Texas Capital Bancshares, Inc.*	312	5,388
optionsXpress Holdings, Inc.*	350	5,376
Investors Real Estate Trust	640	5,363
Investment Technology Group, Inc.*	376	5,347
Nelnet, Inc. — Class A	230	5,262
Inland Real Estate Corp.	626	5,202
Forestar Group, Inc.*	305	5,200
Equity One, Inc.	308	5,199
Fifth Street Finance Corp.	463	5,158
PrivateBancorp, Inc. — Class A	450	5,125
American Equity Investment Life Holding Co.	500	5,120
Strategic Hotels & Resorts, Inc.*	1,206	5,113
Sun Communities, Inc.	165	5,065
PacWest Bancorp	265	5,051
Brookline Bancorp, Inc.	495	4,940
Getty Realty Corp.	183	4,910
Hersha Hospitality Trust	943	4,885
Investors Bancorp, Inc.*	406	4,807
First Potomac Realty Trust	319	4,785
First Commonwealth Financial Corp.	876	4,774
Flagstone Reinsurance Holdings S.A.	447	4,743
Invesco Mortgage Capital, Inc.	220	4,734
Oriental Financial Group, Inc.	353	4,695
Oritani Financial Corp.	466	4,651
Navigators Group, Inc.*	103	4,597
National Financial Partners Corp.*	360	4,561
Compass Diversified Holdings	279	4,509
PMI Group, Inc.*	1,222	4,485
Safety Insurance Group, Inc.	106	4,454
Piper Jaffray Cos.*	152	4,428
City Holding Co.	143	4,386
Glimcher Realty Trust	711	4,373
United Fire & Casualty Co.	205	4,348
Chemical Financial Corp.	210	4,334
Dollar Financial Corp.*	206	4,299
Sterling Bancshares, Inc.	780	4,189
Meadowbrook Insurance Group, Inc.	462	4,144
Enstar Group Ltd.*	57	4,138

		MARKET
	SHARES	VALUE

Boston Private Financial Holdings, Inc.	627	$4,101
Bank of the Ozarks, Inc.	110	4,080
Primerica, Inc.	200	4,068
Independent Bank Corp.	179	4,031
MarketAxess Holdings, Inc.	232	3,939
MCG Capital Corp.	665	3,884
Simmons First National Corp. — Class A	137	3,873
Walter Investment Management Corp.	221	3,865
Associated Estates Realty Corp.	271	3,789
Evercore Partners, Inc. — Class A	131	3,748
S&T Bancorp, Inc.	214	3,728
Trustco Bank Corp.	662	3,681
Western Alliance Bancorp*	549	3,678
Home Bancshares, Inc.	178	3,617
Cardtronics, Inc.*	232	3,580
Ramco-Gershenson Properties Trust	334	3,577
Artio Global Investors, Inc. — Class A	232	3,550
Harleysville Group, Inc.	105	3,443
Education Realty Trust, Inc.	480	3,432
Pebblebrook Hotel Trust*	188	3,386
Retail Opportunity Investments Corp.	352	3,369
Cohen & Steers, Inc.	154	3,342
SCBT Financial Corp.	107	3,337
Banco Latinoamericano de Comercio Exterior S.A. — Class E	230	3,324
Credit Acceptance Corp.*	54	3,270
WesBanco, Inc.	200	3,268
Urstadt Biddle Properties, Inc. — Class A	180	3,254
Hilltop Holdings, Inc.*	339	3,248
Renasant Corp.	212	3,225
Community Trust Bancorp, Inc.	119	3,224
Dime Community Bancshares, Inc.	232	3,213
Ashford Hospitality Trust, Inc.*	355	3,213
Maiden Holdings Ltd.	420	3,196
PennantPark Investment Corp.	300	3,183
Flushing Financial Corp.	270	3,121
FBL Financial Group, Inc. — Class A	120	3,118
Duff & Phelps Corp. — Class A	231	3,112
American Physicians Capital, Inc.	75	3,110
Sandy Spring Bancorp, Inc.	200	3,100
Hercules Technology Growth Capital, Inc.	306	3,094
TowneBank	205	3,067
Universal Health Realty Income Trust	89	3,062
AMERISAFE, Inc.*	162	3,042
Citizens Republic Bancorp, Inc.*	3,369	3,036
FelCor Lodging Trust, Inc.*	658	3,027
BGC Partners, Inc. — Class A	478	2,854
CNA Surety Corp.*	158	2,831
Cedar Shopping Centers, Inc.	457	2,779

72	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Tompkins Financial Corp.	70	$2,776
Provident New York Bancorp	330	2,769
Amtrust Financial Services, Inc.	188	2,730
First Industrial Realty Trust, Inc.*	538	2,728
MVC Capital, Inc.	210	2,724
FPIC Insurance Group, Inc.*	77	2,702
Beneficial Mutual Bancorp, Inc.*	301	2,700
Pennymac Mortgage Investment Trust	150	2,683
CapLease, Inc.	480	2,683
First Financial Corp.	90	2,655
GFI Group, Inc.	572	2,654
eHealth, Inc.*	204	2,636
Parkway Properties, Inc.	177	2,620
Pinnacle Financial Partners, Inc.*	280	2,573
Oppenheimer Holdings, Inc. — Class A	92	2,571
StellarOne Corp.	200	2,544
Danvers Bancorp, Inc.	162	2,483
SY Bancorp, Inc.	100	2,482
Lakeland Financial Corp.	132	2,463
Univest Corporation of Pennsylvania	140	2,444
iStar Financial, Inc.*	796	2,436
NorthStar Realty Finance Corp.	640	2,394
Tejon Ranch Co.*	110	2,384
Southside Bancshares, Inc.	126	2,380
TICC Capital Corp.	229	2,370
Cardinal Financial Corp.	246	2,364
Resource Capital Corp.	372	2,362
Nara Bancorp, Inc.*	330	2,330
Bancfirst Corp.	57	2,306
TradeStation Group, Inc.*	350	2,303
Cogdell Spencer, Inc.	363	2,294
1st Source Corp.	132	2,292
Berkshire Hills Bancorp, Inc.	120	2,275
Washington Trust Bancorp, Inc.	118	2,256
National Western Life Insurance Co. — Class A	16	2,251
Encore Capital Group, Inc.*	123	2,216
Safeguard Scientifics, Inc.*	176	2,205
Colony Financial, Inc.	119	2,199
GAMCO Investors, Inc. — Class A	57	2,196
Capital Southwest Corp.	24	2,179
Cypress Sharpridge Investments, Inc.	158	2,109
Camden National Corp.	60	2,079
Phoenix Companies, Inc.*	986	2,071
Hudson Valley Holding Corp.	106	2,069
Citizens, Inc.*	300	2,067
WSFS Financial Corp.	55	2,063
Kite Realty Group Trust	464	2,060
Saul Centers, Inc.	49	2,056
Gladstone Capital Corp.	182	2,051
PMA Capital Corp. — Class A*	272	2,051
Trico Bancshares	133	2,044
Southwest Bancorp, Inc.	157	2,036

		MARKET
	SHARES	VALUE

Baldwin & Lyons, Inc. — Class B	80	$2,036
Arrow Financial Corp.	81	2,031
First Busey Corp.	446	2,029
United Financial Bancorp, Inc.	150	2,026
Suffolk Bancorp	80	2,026
Sterling Bancorp	231	2,007
Bank Mutual Corp.	386	2,003
Two Harbors Investment Corp.	220	1,984
Union First Market Bankshares Corp.	150	1,959
Westfield Financial, Inc.	251	1,958
International Assets Holding Corp.*	106	1,919
Global Indemnity plc — Class A*	119	1,910
Great Southern Bancorp, Inc.	86	1,872
Kennedy-Wilson Holdings, Inc.*	176	1,866
Washington Banking Co.	134	1,857
Winthrop Realty Trust	150	1,854
Advance America Cash Advance Centers, Inc.	460	1,854
West Coast Bancorp*	810	1,847
Centerstate Banks, Inc.	215	1,845
Abington Bancorp, Inc.	175	1,844
Main Street Capital Corp.	116	1,843
Ameris Bancorp	197	1,842
Calamos Asset Management, Inc. — Class A	160	1,840
Westwood Holdings Group, Inc.	54	1,827
Agree Realty Corp.	72	1,818
Monmouth Real Estate Investment Corp. — Class A	232	1,814
First Community Bancshares, Inc.	139	1,793
SWS Group, Inc.	250	1,793
United Community Banks, Inc.*	797	1,785
NewStar Financial, Inc.*	240	1,778
Presidential Life Corp.	181	1,774
State Auto Financial Corp.	116	1,764
First Bancorp	129	1,757
Republic Bancorp, Inc. — Class A	83	1,754
Triangle Capital Corp.	108	1,726
Stewart Information Services Corp.	152	1,721
Heartland Financial USA, Inc.	110	1,693
Territorial Bancorp, Inc.	100	1,683
American Physicians Service Group, Inc.	52	1,682
First Merchants Corp.	219	1,671
Home Federal Bancorp, Inc.	136	1,655
Ames National Corp.	83	1,655
Newcastle Investment Corp.*	527	1,634
Eagle Bancorp, Inc.*	140	1,607
NGP Capital Resources Co.	177	1,604
Northfield Bancorp, Inc.	148	1,601
Financial Institutions, Inc.	90	1,589
CoBiz Financial, Inc.	281	1,562
First Financial Holdings, Inc.	139	1,548
German American Bancorp, Inc.	90	1,544
Consolidated-Tomoka Land Co.	54	1,540

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	73

4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

American Safety Insurance Holdings Ltd.*	94	$1,536
OceanFirst Financial Corp.	125	1,534
Center Financial Corp.*	300	1,527
Apollo Commercial Real Estate Finance, Inc.	93	1,495
HFF, Inc. — Class A*	160	1,485
Lakeland Bancorp, Inc.	176	1,484
Bank of Marin Bancorp	46	1,483
National Bankshares, Inc.	57	1,471
BankFinancial Corp.	160	1,467
Financial Engines, Inc.*	110	1,461
SeaBright Holdings, Inc.	180	1,451
Kayne Anderson Energy Development Co.	90	1,444
CreXus Investment Corp.	119	1,432
First of Long Island Corp.	57	1,424
ESSA Bancorp, Inc.	120	1,421
Excel Trust, Inc.	126	1,420
Avatar Holdings, Inc.*	74	1,412
Dynex Capital, Inc.	130	1,401
FBR Capital Markets Corp.*	446	1,400
Arlington Asset Investment Corp. — Class A	60	1,399
First Interstate Bancsystem, Inc. — Class A	103	1,386
Bryn Mawr Bank Corp.	80	1,378
Ambac Financial Group, Inc.*	2,460	1,365
Epoch Holding Corp.	106	1,365
Bancorp, Inc.*	202	1,351
Pacific Continental Corp.	149	1,348
Orrstown Financial Services, Inc.	58	1,343
Citizens & Northern Corp.	103	1,339
MainSource Financial Group, Inc.	175	1,337
Terreno Realty Corp.*	72	1,312
Gladstone Investment Corp.	190	1,273
State Bancorp, Inc.	140	1,257
LaBranche & Company, Inc.*	320	1,248
Diamond Hill Investment Group, Inc.	17	1,241
Virtus Investment Partners, Inc.*	41	1,241
Chatham Lodging Trust	66	1,228
Bridge Bancorp, Inc.	49	1,225
CNB Financial Corp.	89	1,224
Capital City Bank Group, Inc.	100	1,214
Metro Bancorp, Inc.*	116	1,205
First Mercury Financial Corp.	119	1,200
OmniAmerican Bancorp, Inc.*	106	1,195
1st United Bancorp, Inc.*	183	1,177
Donegal Group, Inc. — Class A	90	1,176
RAIT Financial Trust*	710	1,171
Penns Woods Bancorp, Inc.	35	1,157
ViewPoint Financial Group	125	1,156
National Interstate Corp.	53	1,154
Enterprise Financial Services Corp.	123	1,144
Life Partners Holdings, Inc.	60	1,142
Gladstone Commercial Corp.	66	1,133

		MARKET
	SHARES	VALUE

Hanmi Financial Corp.*	880	$1,126
Alliance Financial Corp.	37	1,119
Harris & Harris Group, Inc.*	261	1,114
One Liberty Properties, Inc.	70	1,114
Peoples Bancorp, Inc.	90	1,113
Kearny Financial Corp.	126	1,113
Wilshire Bancorp, Inc.	170	1,112
Heritage Financial Corp.*	77	1,078
First Marblehead Corp.*	459	1,074
Solar Capital Ltd.	50	1,072
Gleacher & Company, Inc.*	662	1,066
Thomas Properties Group, Inc.	296	1,057
Sierra Bancorp	85	1,050
NYMAGIC, Inc.	40	1,027
Cowen Group, Inc. — Class A*	311	1,023
Mission West Properties, Inc.	150	1,017
MPG Office Trust, Inc.*	406	1,015
Tower Bancorp, Inc.	50	1,014
American National Bankshares, Inc.	46	1,009
Merchants Bancshares, Inc.	40	998
Sanders Morris Harris Group, Inc.	176	996
First Bancorp, Inc.	72	996
Chesapeake Lodging Trust	60	982
ESB Financial Corp.	70	974
THL Credit, Inc.	80	942
Midsouth Bancorp, Inc.	65	920
Medallion Financial Corp.	118	919
Rockville Financial, Inc.	80	919
Taylor Capital Group, Inc.*	80	918
Penson Worldwide, Inc.*	182	905
Kansas City Life Insurance Co.	29	905
UMH Properties, Inc.	83	891
Student Loan Corp.	30	891
Farmer Mac — Class C	80	866
Golub Capital BDC, Inc.	56	857
Hallmark Financial Services*	97	848
Meridian Interstate Bancorp, Inc.*	80	843
Roma Financial Corp.	80	842
Bancorp Rhode Island, Inc.	30	838
Peapack Gladstone Financial Corp.	71	836
MidWestOne Financial Group, Inc.	57	836
Virginia Commerce Bancorp, Inc.*	169	821
EMC Insurance Group, Inc.	38	810
Home Bancorp, Inc.*	60	803
West Bancorporation, Inc.*	127	800
Marlin Business Services Corp.*	66	792
Ladenburg Thalmann Financial Services, Inc.*	776	792
First South Bancorp, Inc.	76	754
JMP Group, Inc.	123	750
Flagstar Bancorp, Inc.*	394	717
Clifton Savings Bancorp, Inc.	82	705
Asset Acceptance Capital Corp.*	129	693
Asta Funding, Inc.	90	687
Green Bankshares, Inc.*	100	679
BofI Holding, Inc.*	57	677

74	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

CompuCredit Holdings Corp.	140	$675
Universal Insurance Holdings, Inc.	143	642
Primus Guaranty Ltd.*	140	638
Century Bancorp, Inc. — Class A	26	621
Encore Bancshares, Inc.*	70	503
Crawford & Co. — Class B*	201	488
NASB Financial, Inc.	29	480
Fox Chase Bancorp, Inc.*	50	473
Pzena Investment Management, Inc. — Class A	60	412
Porter Bancorp, Inc.	33	331
Gerova Financial Group Ltd.*	58	313
K-Fed Bancorp	35	276
Rodman & Renshaw Capital Group, Inc.*	126	271
Doral Financial Corp.*	160	266
Waterstone Financial, Inc.*	64	255
California First National Bancorp	20	253
First BanCorp*	794	222
Heritage Financial Group	20	168

Total Financials		1,810,544

INFORMATION TECHNOLOGY 7.9%
TIBCO Software, Inc.*	1,432	25,404
Riverbed Technology, Inc.*	531	24,203
VeriFone Systems, Inc.*	727	22,588
Rackspace Hosting, Inc.*	828	21,511
Parametric Technology Corp.*	996	19,462
Jack Henry & Associates, Inc.	732	18,666
ADTRAN, Inc.	528	18,638
Concur Technologies, Inc.*	336	16,612
Ariba, Inc.*	778	14,704
Netlogic Microsystems, Inc.*	526	14,507
RF Micro Devices, Inc.*	2,293	14,079
Acme Packet, Inc.*	370	14,038
GSI Commerce, Inc.*	565	13,955
Plantronics, Inc.	409	13,816
Aruba Networks, Inc.*	635	13,551
Anixter International, Inc.*	250	13,498
SuccessFactors, Inc.*	534	13,409
TriQuint Semiconductor, Inc.*	1,330	12,768
Quest Software, Inc.*	510	12,541
Finisar Corp.*	650	12,213
Veeco Instruments, Inc.*	348	12,135
Microsemi Corp.*	696	11,936
Netezza Corp.*	442	11,912
Wright Express Corp.*	330	11,784
CACI International, Inc. — Class A*	260	11,768
Digital River, Inc.*	341	11,608
Progress Software Corp.*	349	11,552
Viasat, Inc.*	280	11,511
Hittite Microwave Corp.*	231	11,007
InterDigital, Inc.*	370	10,956
Cavium Networks, Inc.*	378	10,871
Semtech Corp.*	532	10,741
Arris Group, Inc.*	1,076	10,513

		MARKET
	SHARES	VALUE

Sapient Corp.	876	$10,486
ADC Telecommunications, Inc.*	826	10,465
Blackboard, Inc.*	289	10,416
Omnivision Technologies, Inc.*	450	10,368
Taleo Corp. — Class A*	352	10,204
Cirrus Logic, Inc.*	565	10,080
Plexus Corp.*	343	10,067
Unisys Corp.*	360	10,044
Lawson Software, Inc.*	1,178	9,978
Fair Isaac Corp.	400	9,864
Cymer, Inc.*	260	9,641
Mentor Graphics Corp.*	908	9,598
CommVault Systems, Inc.*	368	9,579
OpenTable, Inc.*	140	9,531
Cognex Corp.	349	9,360
MAXIMUS, Inc.	152	9,360
Acxiom Corp.*	583	9,246
ArcSight, Inc.*	212	9,235
j2 Global Communications, Inc.*	387	9,207
ValueClick, Inc.*	702	9,182
Blackbaud, Inc.	380	9,135
JDA Software Group, Inc.*	360	9,130
Coherent, Inc.*	225	9,002
Infinera Corp.*	762	8,893
Fortinet, Inc.*	355	8,875
TiVo, Inc.*	978	8,861
Benchmark Electronics, Inc.*	532	8,725
Blue Coat Systems, Inc.*	356	8,565
Synaptics, Inc.*	300	8,442
Earthlink, Inc.	928	8,436
Sanmina-SCI Corp.*	680	8,214
Integrated Device Technology, Inc.*	1,390	8,131
Ultimate Software Group, Inc.*	210	8,114
Littelfuse, Inc.*	183	7,997
Netgear, Inc.*	291	7,860
Tessera Technologies, Inc.*	423	7,825
Euronet Worldwide, Inc.*	430	7,736
MKS Instruments, Inc.*	429	7,713
L-1 Identity Solutions, Inc. *	656	7,695
Tekelec*	580	7,517
Rofin-Sinar Technologies, Inc.*	294	7,462
Mantech International Corp. — Class A*	186	7,366
Emulex Corp.*	692	7,224
Advent Software, Inc.*	138	7,202
SRA International, Inc. — Class A*	360	7,099
MicroStrategy, Inc. — Class A*	80	6,929
Checkpoint Systems, Inc.*	340	6,919
SAVVIS, Inc.*	325	6,851
Comtech Telecommunications Corp.	246	6,728
ACI Worldwide, Inc.*	300	6,717
Sourcefire, Inc.*	232	6,691
Power Integrations, Inc.	210	6,676
TTM Technologies, Inc.*	678	6,638
Websense, Inc.*	373	6,617
Oclaro, Inc.*	411	6,580

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	75

6

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Cabot Microelectronics Corp.*	202	$6,500
FEI Co.*	329	6,439
Scansource, Inc.*	227	6,297
Sonus Networks, Inc.*	1,782	6,290
Insight Enterprises, Inc.*	390	6,100
Take-Two Interactive Software, Inc.*	600	6,084
Universal Display Corp.*	256	6,016
Manhattan Associates, Inc.*	202	5,929
Amkor Technology, Inc.*	898	5,900
DealerTrack Holdings, Inc.*	336	5,739
Harmonic, Inc.*	828	5,697
DTS, Inc.*	149	5,687
Applied Micro Circuits Corp.*	561	5,610
Art Technology Group, Inc.*	1,345	5,555
Aspen Technology, Inc.*	530	5,496
Ebix, Inc.*	234	5,487
CSG Systems International, Inc.*	300	5,469
SYNNEX Corp.*	194	5,459
Tyler Technologies, Inc.*	267	5,383
Netscout Systems, Inc.*	260	5,333
Constant Contact, Inc.*	248	5,315
Power-One, Inc.*	581	5,281
IPG Photonics Corp.*	217	5,238
Entegris, Inc.*	1,119	5,226
Sycamore Networks, Inc.	160	5,186
Diodes, Inc.*	300	5,127
Intermec, Inc.*	416	5,100
Isilon Systems, Inc.*	228	5,080
SolarWinds, Inc.*	292	5,040
Terremark Worldwide, Inc.*	486	5,025
Stratasys, Inc.*	181	5,017
OSI Systems, Inc.*	136	4,940
Heartland Payment Systems, Inc.	320	4,870
DG FastChannel, Inc.*	223	4,850
LogMeIn, Inc.*	134	4,821
Black Box Corp.	150	4,809
Cogent, Inc.*	450	4,788
Syntel, Inc.	106	4,717
Electronics for Imaging, Inc.*	389	4,715
Lattice Semiconductor Corp.*	990	4,702
Loral Space & Communications, Inc.*	90	4,698
Entropic Communications, Inc.*	482	4,627
comScore, Inc.*	196	4,610
Park Electrochemical Corp.	175	4,610
Volterra Semiconductor Corp.*	211	4,541
Monolithic Power Systems, Inc.*	276	4,507
Rogers Corp.*	141	4,439
Standard Microsystems Corp.*	194	4,425
Pegasystems, Inc.	142	4,409
VirnetX Holding Corp.	300	4,404
MTS Systems Corp.	140	4,340
STEC, Inc.*	346	4,308
United Online, Inc.	753	4,307
Micrel, Inc.	430	4,240
Brightpoint, Inc.*	602	4,208
Radiant Systems, Inc.*	240	4,104

		MARKET
	SHARES	VALUE

Bottomline Technologies, Inc.*	263	$4,040
NIC, Inc.	485	4,021
ATMI, Inc.*	270	4,012
Advanced Energy Industries, Inc.*	305	3,983
Forrester Research, Inc.*	120	3,970
Quantum Corp.*	1,830	3,880
Xyratex Ltd.*	260	3,858
TeleTech Holdings, Inc.*	260	3,858
MIPS Technologies, Inc. — Class A*	387	3,766
Kulicke & Soffa Industries, Inc.*	603	3,733
TNS, Inc.*	220	3,729
Compellent Technologies, Inc.*	203	3,691
Ancestry.com, Inc.*	162	3,687
iGate Corp.	203	3,682
Formfactor, Inc.*	428	3,681
Brooks Automation, Inc.*	546	3,664
Oplink Communications, Inc.*	183	3,631
Kenexa Corp.*	203	3,557
Newport Corp.*	312	3,538
Epicor Software Corp.*	406	3,532
RightNow Technologies, Inc.*	177	3,487
Internet Capital Group, Inc.*	315	3,474
NetSuite, Inc.*	146	3,441
Ultratech, Inc.*	200	3,420
Ixia*	275	3,410
Anadigics, Inc.*	556	3,386
Internet Brands, Inc. — Class A*	252	3,347
Avid Technology, Inc.*	255	3,343
EPIQ Systems, Inc.	270	3,310
Zoran Corp.*	430	3,285
Maxwell Technologies, Inc.*	219	3,200
LivePerson, Inc.*	376	3,158
Silicon Image, Inc.*	656	3,136
Synchronoss Technologies, Inc.*	175	3,117
Sigma Designs, Inc.*	269	3,091
Unica Corp.*	147	3,084
FARO Technologies, Inc.*	139	3,032
Move, Inc.*	1,334	2,975
Daktronics, Inc.	300	2,946
Rubicon Technology, Inc.*	129	2,927
Methode Electronics, Inc.	322	2,924
Actel Corp.*	180	2,871
CTS Corp.	296	2,848
Vocus, Inc.*	150	2,772
SMART Modular Technologies WWH, Inc.*	446	2,689
DivX, Inc.*	281	2,678
Infospace, Inc.*	308	2,667
LTX-Credence Corp.*	1,256	2,625
Smith Micro Software, Inc.*	260	2,584
Electro Scientific Industries, Inc.*	230	2,555
ExlService Holdings, Inc.*	131	2,548
Cohu, Inc.	202	2,543
Hypercom Corp.*	390	2,535
Ceva, Inc.*	177	2,531

76	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Diamond Management &
Technology Consultants, Inc. — Class A	200	$2,500
Mercury Computer Systems, Inc.*	205	2,466
Sonic Solutions, Inc.*	216	2,458
Extreme Networks*	780	2,426
ModusLink Global Solutions, Inc.*	382	2,426
EMS Technologies, Inc.*	130	2,422
Echelon Corp.*	280	2,394
Photronics, Inc.*	450	2,380
Knot, Inc.*	260	2,374
Cass Information Systems, Inc.	69	2,367
THQ, Inc.*	580	2,332
RealNetworks, Inc.*	708	2,308
Imation Corp.*	246	2,295
Nanometrics, Inc.*	150	2,257
Limelight Networks, Inc.*	381	2,240
Rudolph Technologies, Inc.*	269	2,235
S1 Corp.*	429	2,235
Opnet Technologies, Inc.	123	2,232
Measurement Specialties, Inc.*	118	2,181
Internap Network Services Corp.*	443	2,175
Mindspeed Technologies, Inc.*	279	2,168
UTStarcom, Inc.*	998	2,166
Super Micro Computer, Inc.*	208	2,161
Lionbridge Technologies, Inc.*	501	2,154
Novatel Wireless, Inc.*	270	2,128
Symmetricom, Inc.*	368	2,105
Aviat Networks, Inc.*	510	2,086
Anaren, Inc.*	123	2,065
Powerwave Technologies, Inc.*	1,120	2,038
Silicon Graphics International Corp.*	260	2,018
Digi International, Inc.*	210	1,993
Kopin Corp.*	561	1,992
KIT Digital, Inc.*	166	1,990
Cray, Inc.*	300	1,980
Actuate Corp.*	382	1,967
Keithley Instruments, Inc.	90	1,936
Multi-Fineline Electronix, Inc.*	88	1,935
Liquidity Services, Inc.*	120	1,921
LoopNet, Inc.*	162	1,918
Pericom Semiconductor Corp.*	220	1,912
Rosetta Stone, Inc.*	90	1,912
IXYS Corp.*	200	1,910
Intevac, Inc.*	190	1,902
Integrated Silicon Solution, Inc.*	220	1,894
Electro Rent Corp.	142	1,886
ShoreTel, Inc.*	380	1,885
Interactive Intelligence, Inc.*	107	1,883
Radisys Corp.*	198	1,865
Exar Corp.*	310	1,857
Bel Fuse, Inc. — Class B	89	1,853
Perficient, Inc.*	200	1,828
support.com, Inc.*	396	1,814
KVH Industries, Inc.*	120	1,801

		MARKET
	SHARES	VALUE

Hughes Communications, Inc.*	66	$1,798
Supertex, Inc.*	80	1,770
AXT, Inc.*	264	1,748
Monotype Imaging Holdings, Inc.*	190	1,738
Global Cash Access Holdings, Inc.*	426	1,738
MoneyGram International, Inc.*	702	1,713
Axcelis Technologies, Inc.*	886	1,710
Seachange International, Inc.*	230	1,704
SS&C Technologies Holdings, Inc.*	105	1,659
Comverge, Inc.*	210	1,651
Spansion, Inc. — Class A*	110	1,647
Ciber, Inc.*	542	1,631
Magma Design Automation, Inc.*	439	1,624
Spectrum Control, Inc.*	106	1,560
NVE Corp.*	36	1,549
Technitrol, Inc.	350	1,544
Ultra Clean Holdings*	177	1,526
Wave Systems Corp. — Class A*	676	1,514
TeleCommunication Systems, Inc. — Class A*	386	1,509
DemandTec, Inc.*	160	1,506
PROS Holdings, Inc.*	162	1,503
Globecomm Systems, Inc.*	179	1,498
VASCO Data Security International, Inc.*	229	1,488
Immersion Corp.*	250	1,477
Zygo Corp.*	146	1,431
Digimarc Corp.*	60	1,408
DSP Group, Inc.*	200	1,400
Deltek, Inc.*	170	1,362
Zix Corp.*	476	1,352
Microtune, Inc.*	456	1,322
Rimage Corp.*	80	1,315
Saba Software, Inc.*	240	1,306
Gerber Scientific, Inc.*	210	1,296
QuinStreet, Inc.*	86	1,293
Keynote Systems, Inc.	111	1,290
Advanced Analogic Technologies, Inc.*	359	1,260
Richardson Electronics, Ltd.	120	1,260
Archipelago Learning, Inc.*	105	1,257
BigBand Networks, Inc.*	431	1,224
Openwave Systems, Inc.*	712	1,210
Evergreen Solar, Inc.*	1,646	1,208
NCI, Inc. — Class A*	63	1,192
Travelzoo, Inc.*	46	1,185
Mattson Technology, Inc.*	426	1,171
Stamps.com, Inc.*	90	1,170
PLX Technology, Inc.*	319	1,155
Virtusa Corp.*	119	1,153
Echo Global Logistics, Inc.*	90	1,149
DDi Corp.	123	1,137
Conexant Systems, Inc.*	690	1,132
MoSys, Inc.*	230	1,122
Integral Systems, Inc.*	152	1,122
American Software, Inc. — Class A	190	1,121

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	77

8

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Dice Holdings, Inc.*	130	$1,102
Renaissance Learning, Inc.	108	1,101
X-Rite, Inc.*	284	1,076
Trident Microsystems, Inc.*	609	1,041
CDC Corporation — Class A*	246	1,041
Hackett Group, Inc.*	250	1,032
Online Resources Corp.*	229	1,017
PC-Telephone, Inc.*	160	982
Agilysys, Inc.*	150	975
SRS Labs, Inc.*	100	934
Computer Task Group, Inc.*	121	924
GSI Technology, Inc.*	160	917
Network Equipment Technologies, Inc.*	260	897
Marchex, Inc. — Class A	160	872
Calix, Inc.*	60	862
FSI International, Inc.*	316	841
CPI International, Inc.*	60	840
Occam Networks, Inc.*	106	830
Meru Networks, Inc.*	46	793
ICx Technologies, Inc.*	103	778
FalconStor Software, Inc.*	250	765
PDF Solutions, Inc.*	203	751
Guidance Software, Inc.*	122	712
Tier Technologies, Inc. — Class B*	126	698
TechTarget, Inc.*	131	688
ePlus, Inc.*	32	686
Hutchinson Technology, Inc.*	196	680
Tessco Technologies, Inc.	45	678
MaxLinear, Inc. — Class A*	60	673
Viasystems Group, Inc.*	40	608
Opnext, Inc.*	377	592
Local.com Corp.*	126	557
PC Connection, Inc.*	80	546
SPS Commerce, Inc.*	40	513
Presstek, Inc.*	228	499
QAD, Inc.*	114	474
Convio, Inc.*	50	461
Alpha & Omega Semiconductor Ltd.*	40	454
Network Engines, Inc.*	310	453
TeleNav, Inc.*	70	370
Ikanos Communications, Inc.*	260	309
Stream Global Services, Inc.*	50	202

Total Information Technology		1,627,137

INDUSTRIALS - 6.4% Nordson Corp.	299	22,033
Woodward Governor Co.	516	16,729
Acuity Brands, Inc.	376	16,634
CLARCOR, Inc.	430	16,611
Baldor Electric Co.	398	16,079
GrafTech International Ltd.*	1,026	16,036
Alaska Air Group, Inc.*	308	15,717
Hexcel Corp.*	826	14,695
Genesee & Wyoming, Inc. — Class A*	335	14,536

		MARKET
	SHARES	VALUE

Esterline Technologies Corp.*	249	$14,250
EMCOR Group, Inc.*	572	14,065
JetBlue Airways Corp.*	2,089	13,975
Clean Harbors, Inc.*	205	13,889
Moog, Inc. — Class A*	382	13,565
Actuant Corp. — Class A	575	13,202
Watsco, Inc.	233	12,973
US Airways Group, Inc.*	1,380	12,765
Dollar Thrifty Automotive Group, Inc.*	250	12,535
Teledyne Technologies, Inc.*	310	12,344
Brady Corp. — Class A	416	12,135
Geo Group, Inc.*	516	12,049
American Superconductor Corp.*	380	11,818
AO Smith Corp.	204	11,810
Curtiss-Wright Corp.	389	11,787
HEICO Corp.	254	11,593
Atlas Air Worldwide Holdings, Inc.*	221	11,116
Tetra Tech, Inc.*	530	11,114
HNI Corp.	384	11,044
Applied Industrial Technologies, Inc.	360	11,016
United Stationers, Inc.*	200	10,702
Belden, Inc.	398	10,499
Triumph Group, Inc.	140	10,443
Avis Budget Group, Inc.*	880	10,252
EnerSys*	410	10,238
Knight Transportation, Inc.	506	9,781
Kaydon Corp.	276	9,550
ABM Industries, Inc.	442	9,543
Herman Miller, Inc.	480	9,446
HUB Group, Inc. — Class A*	322	9,422
Brink’s Co.	400	9,200
Old Dominion Freight Line, Inc.*	360	9,151
Corporate Executive Board Co.	288	9,089
Middleby Corp.*	140	8,875
Mueller Industries, Inc.	328	8,689
CoStar Group, Inc.*	176	8,573
Simpson Manufacturing Company, Inc.	330	8,507
Rollins, Inc.	362	8,464
Watts Water Technologies, Inc. — Class A	248	8,444
AirTran Holdings, Inc.*	1,146	8,423
Healthcare Services Group, Inc.	368	8,387
Deluxe Corp.	430	8,226
II-VI, Inc.*	219	8,175
Briggs & Stratton Corp.	429	8,155
Insituform Technologies, Inc. — Class A*	330	7,979
United Rentals, Inc.*	531	7,880
GeoEye, Inc.*	189	7,651
Orbital Sciences Corp.*	500	7,650
ESCO Technologies, Inc.	230	7,650
Barnes Group, Inc.	431	7,581

78	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Werner Enterprises, Inc.	360	$7,376
DigitalGlobe, Inc.*	228	6,931
Skywest, Inc.	481	6,715
Granite Construction, Inc.	292	6,640
Franklin Electric Company, Inc.	200	6,632
Korn*	389	6,434
Heartland Express, Inc.	430	6,394
Forward Air Corp.	240	6,240
Mine Safety Appliances Co.	230	6,233
Knoll, Inc.	400	6,204
AAR Corp.*	330	6,158
Robbins & Myers, Inc.	229	6,133
Interface, Inc. — Class A	430	6,119
RBC Bearings, Inc.*	180	6,116
American Science & Engineering, Inc.	80	5,892
Cubic Corp.	143	5,834
Beacon Roofing Supply, Inc.*	400	5,828
Kaman Corp.	220	5,766
Amerco, Inc.*	72	5,723
Advisory Board Co.*	127	5,607
Quanex Building Products Corp.	324	5,595
A123 Systems, Inc.*	620	5,561
Steelcase, Inc. — Class A	661	5,506
EnPro Industries, Inc.*	176	5,505
Allegiant Travel Co. — Class A	130	5,502
Polypore International, Inc.*	180	5,429
Badger Meter, Inc.	134	5,424
Unifirst Corp.	122	5,386
Resources Connection, Inc.	390	5,366
Arkansas Best Corp.	220	5,331
Raven Industries, Inc.	140	5,305
Ameron International Corp.	78	5,301
Interline Brands, Inc.*	283	5,105
Acacia Research — Acacia Technologies*	290	5,104
Blount International, Inc.*	400	5,092
TrueBlue, Inc.*	373	5,091
Ceradyne, Inc.*	216	5,044
EnerNOC, Inc.*	160	5,026
Chart Industries, Inc.*	246	5,009
Navigant Consulting, Inc.*	425	4,943
Tennant Co.	157	4,851
Administaff, Inc.	180	4,847
McGrath Rentcorp	200	4,790
Astec Industries, Inc.*	166	4,736
SYKES Enterprises, Inc.*	347	4,712
Universal Forest Products, Inc.	161	4,709
Griffon Corp.*	385	4,693
Mobile Mini, Inc.*	305	4,679
Tutor Perini Corp.*	232	4,661
MasTec, Inc.*	448	4,623
CIRCOR International, Inc.	145	4,582
Lindsay Corp.	102	4,419
AZZ, Inc.	103	4,413
GT Solar International, Inc.*	523	4,378

		MARKET
	SHARES	VALUE

Exponent, Inc.*	130	$4,367
Albany International Corp. — Class A	230	4,352
Rush Enterprises, Inc. — Class A*	280	4,295
NACCO Industries, Inc. — Class A	48	4,195
ATC Technology Corp.*	169	4,181
Ladish Company, Inc.*	134	4,171
Layne Christensen Co.*	160	4,142
Titan International, Inc.	300	4,071
Wabash National Corp.*	496	4,013
Mueller Water Products, Inc. — Class A	1,320	3,986
Tredegar Corp.	209	3,967
John Bean Technologies Corp.	246	3,963
Ennis, Inc.	220	3,936
Huron Consulting Group, Inc.*	178	3,914
Genco Shipping & Trading Ltd.*	242	3,857
Bowne & Company, Inc.	338	3,830
EnergySolutions, Inc.	753	3,788
TAL International Group, Inc.	151	3,657
Aircastle, Ltd.	431	3,655
ICF International, Inc.*	144	3,610
Kforce, Inc.*	260	3,567
G&K Services, Inc. — Class A	156	3,566
Comfort Systems USA, Inc.	330	3,541
Viad Corp.	176	3,404
Altra Holdings, Inc.*	231	3,403
Consolidated Graphics, Inc.*	80	3,316
Dycom Industries, Inc.*	326	3,257
RSC Holdings, Inc.*	429	3,200
Encore Wire Corp.	155	3,179
Aerovironment, Inc.*	140	3,115
Force Protection, Inc.*	599	3,019
Heidrick & Struggles International, Inc.	154	3,000
Colfax Corp.*	199	2,959
Dolan Co.*	260	2,956
Marten Transport Ltd.	127	2,944
Great Lakes Dredge & Dock Corp.	505	2,934
Sun Hydraulics Corp.	102	2,875
Orion Marine Group, Inc.*	229	2,842
Federal Signal Corp.	527	2,841
Team, Inc.*	165	2,840
Air Transport Services Group, Inc.*	458	2,789
Applied Signal Technology, Inc.	112	2,787
Eagle Bulk Shipping, Inc.*	530	2,767
MYR Group, Inc.*	166	2,721
Kelly Services, Inc. — Class A*	230	2,698
ACCO Brands Corp.*	466	2,679
Columbus McKinnon Corp.*	160	2,654
Gorman-Rupp Co.	96	2,646
SFN Group, Inc.*	439	2,638
FreightCar America, Inc.	105	2,583
Trex Company, Inc.*	135	2,574
Hawaiian Holdings, Inc.*	429	2,570

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	79

1

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Cascade Corp.	80	$2,544
Standex International Corp.	105	2,540
Greenbrier Companies, Inc.*	162	2,526
LB Foster Co. — Class A*	87	2,518
American Reprographics Co.*	320	2,512
Celadon Group, Inc.*	180	2,486
Vicor Corp.	170	2,484
GenCorp, Inc.*	501	2,465
US Ecology, Inc.	150	2,400
Republic Airways Holdings, Inc.*	288	2,385
AAON, Inc.	100	2,352
3D Systems Corp.*	149	2,341
Gibraltar Industries, Inc.*	259	2,326
Michael Baker Corp.*	70	2,307
Cenveo, Inc.*	456	2,294
Apogee Enterprises, Inc.	250	2,287
Satcon Technology Corp.*	608	2,286
Textainer Group Holdings Ltd.	85	2,273
Generac Holdings, Inc.*	165	2,251
American Commercial Lines, Inc.*	80	2,230
Standard Parking Corp.*	130	2,223
CBIZ, Inc.*	370	2,194
Powell Industries, Inc.*	70	2,178
M&F Worldwide Corp.*	89	2,167
Commercial Vehicle Group, Inc.*	209	2,128
School Specialty, Inc.*	162	2,108
Sauer-Danfoss, Inc.*	98	2,086
PMFG, Inc.*	122	2,080
Taser International, Inc.*	522	2,025
RailAmerica, Inc.*	205	1,974
Excel Maritime Carriers Ltd. — Class A*	350	1,967
Herley Industries, Inc.*	119	1,964
Ducommun, Inc.	90	1,960
Energy Conversion Devices, Inc.*	389	1,953
Kadant, Inc.*	103	1,948
Hawk Corp. — Class A*	45	1,947
Saia, Inc.*	130	1,941
Ener1, Inc.*	520	1,914
Trimas Corp.*	126	1,871
H&E Equipment Services, Inc.*	228	1,817
Titan Machinery, Inc.*	110	1,793
Advanced Battery Technologies, Inc.*	499	1,791
Pacer International, Inc.*	292	1,764
Tecumseh Products Co. — Class A*	150	1,721
Dynamic Materials Corp.	112	1,692
Schawk, Inc. — Class A	90	1,661
Ampco-Pittsburgh Corp.	66	1,638
Microvision, Inc.*	746	1,634
CRA International, Inc.*	90	1,625
On Assignment, Inc.*	305	1,601
Sterling Construction Company, Inc.*	129	1,597
Capstone Turbine Corp.*	2,052	1,584

		MARKET
	SHARES	VALUE

Kimball International, Inc. — Class B	270	$1,574
Furmanite Corp.*	320	1,562
Baltic Trading Ltd.	140	1,541
APAC Customer Services, Inc.*	270	1,528
International Shipholding Corp.	54	1,525
DXP Enterprises, Inc.*	80	1,518
Aceto Corp.	220	1,494
Houston Wire & Cable Co.	147	1,474
Broadwind Energy, Inc.*	786	1,470
Northwest Pipe Co.*	82	1,435
American Woodmark Corp.	80	1,418
NCI Building Systems, Inc.*	148	1,410
PowerSecure International, Inc.*	150	1,389
Kratos Defense & Security Solutions, Inc.*	130	1,384
Multi-Color Corp.	88	1,355
Insteel Industries, Inc.	150	1,347
Mistras Group, Inc.*	116	1,343
Astronics Corp.*	76	1,326
Innerworkings, Inc.*	200	1,314
LaBarge, Inc.*	103	1,286
Courier Corp.	90	1,280
Energy Recovery, Inc.*	355	1,274
American Railcar Industries, Inc.*	80	1,254
Met-Pro Corp.	124	1,251
Alamo Group, Inc.	56	1,250
CAI International, Inc.*	82	1,244
Graham Corp.	80	1,242
CDI Corp.	96	1,240
Metalico, Inc.*	319	1,222
Ultrapetrol Bahamas Ltd.*	190	1,220
Miller Industries, Inc.	86	1,164
Dynamex, Inc.*	76	1,159
VSE Corp.	32	1,129
GP Strategies Corp.*	123	1,118
LMI Aerospace, Inc.*	70	1,114
Primoris Services Corp.	170	1,112
Horizon Lines, Inc. — Class A	260	1,092
Douglas Dynamics, Inc.	88	1,087
Lydall, Inc.*	146	1,075
Flow International Corp.*	402	1,057
USA Truck, Inc.*	70	1,049
LSI Industries, Inc.	162	1,040
Pike Electric Corp.*	140	1,019
Thermadyne Holdings Corp.*	70	989
Hill International, Inc.*	220	986
Hudson Highland Group, Inc.*	282	970
Roadrunner Transportation Systems, Inc.*	89	965
Volt Information Sciences, Inc.*	132	950
Twin Disc, Inc.	68	949
Fuel Tech, Inc.*	150	941
Park-Ohio Holdings Corp.*	70	931
FuelCell Energy, Inc.*	746	918
Barrett Business Services, Inc.	60	911

80	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Builders FirstSource, Inc.*	387	$882
Casella Waste Systems, Inc. —
Class A*	210	882
Franklin Covey Co.*	110	875
Pinnacle Airlines Corp.*	156	847
Universal Truckload Services, Inc.*	53	830
UQM Technologies, Inc.*	310	794
Xerium Technologies, Inc.*	60	791
Applied Energetics, Inc.*	656	735
Patriot Transportation Holding, Inc.*	10	701
Preformed Line Products Co.	20	697
PAM Transportation Services, Inc.*	50	629
Global Defense Technology & Systems, Inc.*	40	548
Argan, Inc.*	58	542
Quality Distribution, Inc.*	82	522
Lawson Products, Inc.	32	489
United Capital Corp.*	20	487
Standard Register Co.	147	429
Coleman Cable, Inc.*	69	413
Hoku Corp.*	146	399
PGT, Inc.*	160	365
BlueLinx Holdings, Inc.*	90	359
Omega Flex, Inc.	22	314
LECG Corp.*	220	242
Compx International, Inc.	15	198

Total Industrials		1,322,465

CONSUMER DISCRETIONARY - 5.9%
Sotheby’s	582	21,429
Warnaco Group, Inc.*	374	19,123
Polaris Industries, Inc.	272	17,707
Deckers Outdoor Corp.*	326	16,287
Tenneco, Inc.*	510	14,775
Dana Holding Corp.*	1,196	14,735
Jones Apparel Group, Inc.	748	14,691
Life Time Fitness, Inc.*	364	14,367
Valassis Communications, Inc.*	420	14,234
Cheesecake Factory, Inc.*	531	14,056
Under Armour, Inc. — Class A*	298	13,422
Carter’s, Inc.*	506	13,323
Rent-A-Center, Inc. — Class A	562	12,578
ArvinMeritor, Inc.*	796	12,370
Wolverine World Wide, Inc.	420	12,184
Dress Barn, Inc.*	505	11,994
Live Nation Entertainment, Inc.*	1,200	11,856
Vail Resorts, Inc.*	314	11,781
Coinstar, Inc.*	267	11,478
Capella Education Co.*	147	11,410
Brunswick Corp.	746	11,354
Childrens Place Retail Stores, Inc.*	232	11,315
Iconix Brand Group, Inc.*	624	10,920
Men’s Wearhouse, Inc.	450	10,705
Gymboree Corp.*	251	10,427
Cooper Tire & Rubber Co.	524	10,286
Jo-Ann Stores, Inc.*	230	10,246

		MARKET
	SHARES	VALUE

Cracker Barrel Old Country Store, Inc.	201	$10,203
AnnTaylor Stores Corp.*	490	9,918
HSN, Inc.*	330	9,867
Saks, Inc.*	1,147	9,864
Jack in the Box, Inc.*	460	9,862
Jos A. Bank Clothiers, Inc.*	227	9,672
Eastman Kodak Co.*	2,300	9,660
CROCS, Inc.*	732	9,523
OfficeMax, Inc.*	725	9,490
Dillard’s, Inc. — Class A	400	9,456
Regis Corp.	492	9,412
PF Chang’s China Bistro, Inc.	200	9,240
Matthews International Corp. — Class A	260	9,194
Sally Beauty Holdings, Inc.*	802	8,982
Collective Brands, Inc.*	551	8,893
Gaylord Entertainment Co.*	290	8,845
Orient-Express Hotels Ltd. — Class A*	782	8,719
Steven Madden Ltd.*	211	8,664
Pool Corp.	419	8,409
Ulta Salon Cosmetics & Fragrance, Inc.*	270	7,884
Talbots, Inc.*	596	7,808
Cinemark Holdings, Inc.	481	7,744
Monro Muffler Brake, Inc.	166	7,654
Bob Evans Farms, Inc.	263	7,382
99 Cents Only Stores*	390	7,363
Pier 1 Imports, Inc.*	896	7,338
Scholastic Corp.	258	7,178
Buffalo Wild Wings, Inc.*	149	7,136
Timberland Co. — Class A*	352	6,973
Skechers U.S.A., Inc. — Class A*	293	6,883
Texas Roadhouse, Inc. — Class A*	489	6,875
DineEquity, Inc.*	149	6,702
Ryland Group, Inc.	373	6,684
National CineMedia, Inc.	371	6,641
Ruby Tuesday, Inc.*	550	6,529
Helen of Troy Ltd.*	256	6,474
Arbitron, Inc.	230	6,433
K12, Inc.*	220	6,387
Cabela’s, Inc.*	336	6,377
American Greetings Corp. —
Class A	342	6,358
Group 1 Automotive, Inc.*	212	6,335
CEC Entertainment, Inc.*	180	6,179
Cato Corp. — Class A	230	6,155
Hibbett Sports, Inc.*	246	6,138
Finish Line, Inc. — Class A	430	5,981
Genesco, Inc.*	200	5,976
Maidenform Brands, Inc.*	205	5,914
Shutterfly, Inc.*	226	5,874
Columbia Sportswear Co.	100	5,844
Grand Canyon Education, Inc.*	265	5,811

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	81

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pinnacle Entertainment, Inc.*	519	$5,787
BJ’s Restaurants, Inc.*	204	5,745
Buckle, Inc.	216	5,733
Meritage Homes Corp.*	283	5,552
NutriSystem, Inc.	279	5,368
Scientific Games Corp. — Class A*	550	5,335
Corinthian Colleges, Inc.*	756	5,307
Dex One Corp.*	426	5,231
Barnes & Noble, Inc.	318	5,155
Modine Manufacturing Co.*	390	5,058
American Public Education, Inc.*	150	4,929
Penske Automotive Group, Inc.*	372	4,910
Belo Corp. — Class A*	785	4,867
Liz Claiborne, Inc.*	800	4,864
Fuel Systems Solutions, Inc.*	123	4,811
PEP Boys-Manny Moe & Jack	450	4,761
Papa John’s International, Inc.*	179	4,722
Blue Nile, Inc.*	106	4,716
Interval Leisure Group, Inc.*	350	4,714
American Axle & Manufacturing Holdings, Inc.*	512	4,618
True Religion Apparel, Inc.*	216	4,609
Lumber Liquidators Holdings, Inc.*	187	4,595
Steiner Leisure Ltd.*	119	4,534
Brown Shoe Company, Inc.	380	4,359
Quiksilver, Inc.*	1,100	4,301
National Presto Industries, Inc.	40	4,259
G-III Apparel Group Ltd.*	135	4,236
Lions Gate Entertainment Corp.*	576	4,234
Domino’s Pizza, Inc.*	319	4,217
Sonic Corp.*	519	4,194
Stage Stores, Inc.	316	4,108
Ameristar Casinos, Inc.	235	4,101
Jakks Pacific, Inc.*	230	4,057
Pre-Paid Legal Services, Inc.*	64	3,999
Fred’s, Inc. — Class A	330	3,894
Harte-Hanks, Inc.	330	3,851
Callaway Golf Co.	546	3,822
Shuffle Master, Inc.*	452	3,801
Stewart Enterprises, Inc. — Class A	700	3,773
Churchill Downs, Inc.	105	3,751
Zumiez, Inc.*	177	3,745
RC2 Corp.*	176	3,687
Ethan Allen Interiors, Inc.	210	3,667
La-Z-Boy, Inc.*	429	3,621
Biglari Holdings, Inc.*	11	3,615
Standard Pacific Corporation*	906	3,597
Vitamin Shoppe, Inc.*	131	3,596
Knology, Inc.*	263	3,532
Asbury Automotive Group, Inc.*	250	3,517
PetMed Express, Inc.	200	3,500
Universal Technical Institute, Inc.	178	3,480
Charming Shoppes, Inc.*	986	3,471
Superior Industries International, Inc.	200	3,456
Sonic Automotive, Inc. — Class A*	351	3,450

		MARKET
	SHARES	VALUE

Peet’s Coffee & Tea, Inc.*	100	$3,423
Drew Industries, Inc.*	160	3,338
DSW, Inc. — Class A*	116	3,329
iRobot Corp.*	177	3,287
Boyd Gaming Corp.*	452	3,277
Ascent Media Corp. — Class A*	120	3,205
Select Comfort Corp.*	460	3,119
Exide Technologies*	651	3,118
Rue21, Inc.*	119	3,071
Volcom, Inc.*	160	3,059
Oxford Industries, Inc.	126	2,996
Pacific Sunwear of California, Inc.*	572	2,992
Wet Seal, Inc. — Class A*	875	2,966
K-Swiss, Inc. — Class A*	231	2,945
Citi Trends, Inc.*	120	2,905
Coldwater Creek, Inc.*	532	2,804
Core-Mark Holding Company, Inc.*	90	2,786
World Wrestling Entertainment, Inc. — Class A	200	2,782
Dorman Products, Inc.*	90	2,774
California Pizza Kitchen, Inc.*	160	2,730
Sinclair Broadcast Group, Inc. — Class A*	385	2,703
AFC Enterprises, Inc.*	215	2,666
Beazer Homes USA, Inc.*	645	2,664
Bridgepoint Education, Inc.*	171	2,644
Denny’s Corp.*	846	2,631
hhgregg, Inc.*	106	2,625
Red Robin Gourmet Burgers, Inc.*	133	2,608
Winnebago Industries, Inc.*	250	2,605
Universal Electronics, Inc.*	122	2,544
Christopher & Banks Corp.	308	2,436
Big 5 Sporting Goods Corp.	180	2,416
Mediacom Communications Corp. — Class A*	346	2,287
CKX, Inc.*	466	2,283
Krispy Kreme Doughnuts, Inc.*	492	2,253
HOT Topic, Inc.	376	2,252
Sturm Ruger & Company, Inc.	160	2,182
Retail Ventures, Inc.*	200	2,152
EW Scripps Co. — Class A*	270	2,128
Kirkland’s, Inc.*	151	2,093
America’s Car-Mart, Inc.*	83	2,090
Blyth, Inc.	50	2,062
Stein Mart, Inc.*	229	2,022
Rentrak Corp.*	80	2,022
Lincoln Educational Services Corp.*	139	2,003
Marcus Corp.	169	2,003
Furniture Brands International, Inc.*	371	1,996
Cavco Industries, Inc.*	55	1,975
McClatchy Co. — Class A*	502	1,973
Perry Ellis International, Inc.*	90	1,966
Bebe Stores, Inc.	270	1,947
Overstock.com, Inc.*	123	1,934
Express, Inc.*	126	1,916
Libbey, Inc.*	139	1,831

82	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Amerigon, Inc.*	177	$1,823
Smith & Wesson Holding Corp.*	510	1,816
Ambassadors Group, Inc.	156	1,769
Hovnanian Enterprises, Inc. — Class A*	450	1,768
M/I Homes, Inc.*	165	1,711
Warner Music Group Corp.*	380	1,710
Media General, Inc. — Class A*	190	1,702
Lithia Motors, Inc. — Class A	177	1,697
Standard Motor Products, Inc.	160	1,685
Leapfrog Enterprises, Inc. — Class A*	300	1,644
Speedway Motorsports, Inc.	103	1,615
Haverty Furniture Companies, Inc.	148	1,615
Entercom Communications Corp. — Class A*	205	1,611
Unifi, Inc.*	350	1,578
Journal Communications, Inc. — Class A*	347	1,565
Global Sources Ltd.*	205	1,548
Shoe Carnival, Inc.*	76	1,537
Drugstore.com, Inc.*	782	1,501
Weyco Group, Inc.	60	1,453
Casual Male Retail Group, Inc.*	352	1,436
Destination Maternity Corp.*	43	1,416
Movado Group, Inc.*	127	1,382
Landry’s Restaurants, Inc.*	56	1,371
CPI Corp.	52	1,346
Stoneridge, Inc.*	128	1,345
MarineMax, Inc.*	190	1,338
Spartan Motors, Inc.	280	1,299
Morgans Hotel Group Co.*	177	1,296
Lifetime Brands, Inc.*	82	1,238
West Marine, Inc.*	120	1,219
Mac-Gray Corp.	100	1,213
Tuesday Morning Corp.*	250	1,192
Skyline Corp.	57	1,155
SuperMedia, Inc.*	108	1,142
LIN TV Corp. — Class A*	251	1,114
Jamba, Inc.*	506	1,108
Cherokee, Inc.	60	1,094
Martha Stewart Living Omnimedia — Class A*	229	1,085
Systemax, Inc.	88	1,081
Orbitz Worldwide, Inc.*	170	1,071
O’Charleys, Inc.*	147	1,057
Arctic Cat, Inc.*	103	1,056
Audiovox Corp. — Class A*	154	1,053
AH Belo Corp. — Class A*	148	1,046
Ruth’s Hospitality Group, Inc.*	259	1,039
Ballantyne Strong, Inc.*	120	1,038
CSS Industries, Inc.	60	1,037
Lee Enterprises, Inc.*	380	1,018
Bon-Ton Stores, Inc.	100	1,017
Kenneth Cole Productions, Inc. — Class A*	60	1,000

		MARKET
	SHARES	VALUE

Hooker Furniture Corp.	86	$1,000
Sealy Corp.*	402	981
Fisher Communications, Inc.*	56	976
Isle of Capri Casinos, Inc.*	135	967
McCormick & Schmick’s Seafood Restaurants, Inc.*	122	949
REX American Resources Corp.*	64	927
Playboy Enterprises, Inc. — Class B*	180	925
Build-A-Bear Workshop, Inc. — Class A*	151	914
Midas, Inc.*	120	913
Kid Brands, Inc.*	106	912
US Auto Parts Network, Inc.*	110	902
Gaiam, Inc. — Class A	130	870
Steinway Musical Instruments, Inc.*	50	861
Multimedia Games, Inc.*	230	851
Entravision Communications Corp. — Class A*	416	828
Gray Television, Inc.*	410	824
Carmike Cinemas, Inc.*	90	785
Monarch Casino & Resort, Inc.*	70	785
Red Lion Hotels Corp.*	105	781
Joe’s Jeans, Inc.*	360	760
Delta Apparel, Inc.*	50	750
Vitacost.com, Inc.*	120	721
RG Barry Corp.	70	720
Summer Infant, Inc.*	90	704
Culp, Inc.*	70	686
Winmark Corp.	20	669
Caribou Coffee Company, Inc.*	64	666
Brookfield Homes Corp.*	80	655
LodgeNet Interactive Corp.*	219	613
Einstein Noah Restaurant Group, Inc.*	55	583
Outdoor Channel Holdings, Inc.*	100	553
Lacrosse Footwear, Inc.	40	552
ReachLocal, Inc.*	40	551
Carrols Restaurant Group, Inc.*	103	546
New York & Company, Inc.*	210	540
PRIMEDIA, Inc.	140	532
Johnson Outdoors, Inc. — Class A*	40	513
Learning Tree International, Inc.	50	506
Cumulus Media, Inc. — Class A*	180	506
Borders Group, Inc.*	420	500
Marine Products Corp.*	80	491
Nexstar Broadcasting Group, Inc. — Class A*	93	479
National American University Holdings, Inc.	70	470
Cambium Learning Group, Inc.*	140	448
Conn’s, Inc.*	95	442
Westwood One, Inc.*	50	424
1-800-Flowers.com, Inc. — Class A*	222	420
Shiloh Industries, Inc.*	43	416
American Apparel, Inc.*	285	351
Books-A-Million, Inc. — Class A	57	342

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	83

5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Bluegreen Corp.*	120	$335
Princeton Review, Inc.*	158	322
Crown Media Holdings, Inc. — Class A*	112	268
Empire Resorts, Inc.*	220	244
Radio One, Inc. — Class D*	270	238
Beasley Broadcasting Group, Inc. — Class A*	40	212
Value Line, Inc.	10	139

Total Consumer Discretionary		1,217,034

HEALTH CARE - 5.4%
Salix Pharmaceuticals Ltd.*	476	18,907
AMERIGROUP Corp.*	429	18,220
STERIS Corp.	500	16,610
Psychiatric Solutions, Inc.*	480	16,104
Medicis Pharmaceutical Corp. — Class A	520	15,418
Healthsouth Corp.*	796	15,283
Owens & Minor, Inc.	530	15,084
Onyx Pharmaceuticals, Inc.*	530	13,981
Dionex Corp.*	160	13,830
HMS Holdings Corp.*	228	13,438
Savient Pharmaceuticals, Inc.*	580	13,265
Magellan Health Services, Inc.*	279	13,180
Haemonetics Corp.*	220	12,877
American Medical Systems Holdings, Inc.*	646	12,649
Healthspring, Inc.*	488	12,610
Incyte Corporation Ltd.*	762	12,184
Masimo Corp.	439	11,989
Immucor, Inc.*	597	11,839
Nektar Therapeutics*	796	11,757
Alkermes, Inc.*	800	11,720
Catalyst Health Solutions, Inc.*	329	11,584
NuVasive, Inc.*	329	11,561
Cubist Pharmaceuticals, Inc.*	492	11,508
Chemed Corp.	200	11,394
Parexel International Corp.*	492	11,380
Volcano Corp.*	431	11,197
Seattle Genetics, Inc.*	710	11,026
Quality Systems, Inc.	162	10,742
Theravance, Inc.*	530	10,653
Acorda Therapeutics, Inc.*	322	10,632
WellCare Health Plans, Inc.*	360	10,426
Impax Laboratories, Inc.*	526	10,415
PSS World Medical, Inc.*	480	10,262
Centene Corp.*	430	10,144
Sirona Dental Systems, Inc.*	277	9,983
Viropharma, Inc.*	662	9,870
Align Technology, Inc.*	500	9,790
West Pharmaceutical Services, Inc.	279	9,572
Cepheid, Inc.*	508	9,505
athenahealth, Inc.*	283	9,345
Auxilium Pharmaceuticals, Inc.*	355	8,797
Bruker Corp.*	622	8,727

		MARKET
	SHARES	VALUE

Par Pharmaceutical Companies, Inc.*	292	$8,491
MedAssets, Inc.*	363	7,638
Meridian Bioscience, Inc.	341	7,461
Pharmasset, Inc.*	246	7,257
Integra LifeSciences Holdings Corp.*	177	6,984
Neogen Corp.*	204	6,905
Isis Pharmaceuticals, Inc.*	800	6,720
Invacare Corp.	250	6,628
DexCom, Inc.*	492	6,504
Medicines Co.*	448	6,362
Martek Biosciences Corp.*	279	6,314
Arthrocare Corp.*	229	6,224
Cyberonics, Inc.*	232	6,190
Amedisys, Inc.*	250	5,950
Zoll Medical Corp.*	180	5,809
MWI Veterinary Supply, Inc.*	98	5,657
CONMED Corporation*	246	5,513
Gentiva Health Services, Inc.*	252	5,506
PDL BioPharma, Inc.	1,014	5,334
InterMune, Inc.*	386	5,257
HeartWare International, Inc.*	76	5,226
Luminex Corp.*	320	5,120
Momenta Pharmaceuticals, Inc.*	336	5,057
Analogic Corp.	108	4,847
Insulet Corp.*	342	4,836
Landauer, Inc.	76	4,760
Micromet, Inc.*	705	4,738
Wright Medical Group, Inc.*	328	4,726
Enzon Pharmaceuticals, Inc.*	419	4,714
Celera Corp.*	696	4,691
Orthofix International N.V.*	149	4,682
Amsurg Corp. — Class A*	267	4,667
Vivus, Inc.*	696	4,656
Halozyme Therapeutics, Inc.*	602	4,641
Greatbatch, Inc.*	200	4,638
Geron Corp.*	826	4,568
Questcor Pharmaceuticals, Inc.*	460	4,563
Targacept, Inc.*	203	4,535
Kindred Healthcare, Inc.*	340	4,427
Sequenom, Inc.*	628	4,402
Abaxis, Inc.*	190	4,389
Zymogenetics, Inc.*	449	4,378
RehabCare Group, Inc.*	214	4,327
Bio-Reference Labs, Inc.*	200	4,172
Universal American Corp.	279	4,115
NxStage Medical, Inc.*	211	4,030
Medivation, Inc.*	300	3,900
SonoSite, Inc.*	116	3,887
Sun Healthcare Group, Inc.*	456	3,862
Merit Medical Systems, Inc.*	242	3,845
Rigel Pharmaceuticals, Inc.*	454	3,818
IPC The Hospitalist Company, Inc.*	138	3,770
MannKind Corp.*	557	3,765
Alnylam Pharmaceuticals, Inc.*	305	3,745

84	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

6

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Conceptus, Inc.*	272	$3,740
ICU Medical, Inc.*	100	3,729
Immunogen, Inc.*	584	3,662
Exelixis, Inc.*	930	3,646
Omnicell, Inc.*	278	3,636
Ariad Pharmaceuticals, Inc.*	950	3,629
Natus Medical, Inc.*	249	3,628
Air Methods Corp.*	86	3,576
Molina Healthcare, Inc.*	130	3,509
Healthways, Inc.*	299	3,480
Computer Programs & Systems, Inc.	80	3,406
NPS Pharmaceuticals, Inc.*	491	3,358
Select Medical Holdings Corp.*	426	3,280
Accelrys, Inc.*	465	3,236
Angiodynamics, Inc.*	210	3,200
Hanger Orthopedic Group, Inc.*	220	3,199
Allos Therapeutics, Inc.*	677	3,195
National Healthcare Corp.	85	3,151
Atrion Corp.	20	3,150
AMAG Pharmaceuticals, Inc.*	182	3,132
eResearchTechnology, Inc.*	409	3,059
Medidata Solutions, Inc.*	157	3,014
Inspire Pharmaceuticals, Inc.*	506	3,011
Syneron Medical Ltd.*	299	2,966
Symmetry Medical, Inc.*	306	2,950
LHC Group, Inc.*	126	2,922
Res-Care, Inc.*	220	2,919
Emeritus Corp.*	170	2,900
ABIOMED, Inc.*	270	2,865
Triple-S Management Corp. — Class B*	170	2,865
Ardea Biosciences, Inc.*	122	2,806
Accuray, Inc.*	445	2,768
Affymetrix, Inc.*	606	2,763
Metabolix, Inc.*	217	2,730
Lexicon Pharmaceuticals, Inc.*	1,695	2,712
Emergent Biosolutions, Inc.*	157	2,710
Delcath Systems, Inc.*	375	2,708
Pharmacyclics, Inc.*	330	2,660
Neurocrine Biosciences, Inc.*	435	2,636
Optimer Pharmaceuticals, Inc.*	279	2,558
PharMerica Corp.*	260	2,478
Unilife Corp.*	410	2,472
Corvel Corp.*	57	2,420
Assisted Living Concepts, Inc. — Class A*	78	2,374
Almost Family, Inc.*	80	2,370
SIGA Technologies, Inc.*	267	2,259
Genoptix, Inc.*	155	2,201
Exact Sciences Corp.*	300	2,172
Ensign Group, Inc.	121	2,172
Kensey Nash Corp.*	75	2,167
MAKO Surgical Corp.*	221	2,117
Keryx Biopharmaceuticals, Inc.*	440	2,116
Depomed, Inc.*	450	2,016

		MARKET
	SHARES	VALUE

MAP Pharmaceuticals, Inc.*	131	$2,004
Dyax Corp.*	843	1,998
AVANIR Pharmaceuticals, Inc. — Class A*	618	1,971
Quidel Corp.*	177	1,945
Cross Country Healthcare, Inc.*	265	1,905
Endologix, Inc.*	416	1,897
Providence Service Corp.*	114	1,868
Akorn, Inc.*	462	1,866
Durect Corp.*	730	1,854
Arqule, Inc.*	358	1,844
Pain Therapeutics, Inc.*	298	1,842
Nabi Biopharmaceuticals*	380	1,824
Immunomedics, Inc.*	562	1,810
Chindex International, Inc.*	119	1,798
SurModics, Inc.*	150	1,788
Cantel Medical Corp.	110	1,782
Vascular Solutions, Inc.*	155	1,779
Medcath Corp.*	176	1,772
Health Grades, Inc.*	216	1,769
BMP Sunstone Corp.*	232	1,763
Spectrum Pharmaceuticals, Inc.*	421	1,756
AVI BioPharma, Inc.*	952	1,752
Cadence Pharmaceuticals, Inc.*	206	1,720
BioMimetic Therapeutics, Inc.*	150	1,710
BioScrip, Inc.*	331	1,708
Clinical Data, Inc.*	100	1,687
Hi-Tech Pharmacal Company, Inc.*	83	1,680
Team Health Holdings, Inc.*	130	1,678
Novavax, Inc.*	764	1,673
Opko Health, Inc.*	746	1,671
Genomic Health, Inc.*	125	1,670
AGA Medical Holdings, Inc.*	119	1,661
American Dental Partners, Inc.*	137	1,652
Cytori Therapeutics, Inc.*	336	1,643
Sunrise Senior Living, Inc.*	478	1,640
XenoPort, Inc.*	230	1,635
Ironwood Pharmaceuticals, Inc. — Class A*	160	1,629
Pozen, Inc.*	230	1,628
Palomar Medical Technologies, Inc.*	157	1,622
Staar Surgical Co.*	294	1,591
Ligand Pharmaceuticals, Inc. — Class B*	1,006	1,589
Vital Images, Inc.*	120	1,588
OraSure Technologies, Inc.*	390	1,580
Maxygen, Inc.*	272	1,575
Clarient, Inc.*	465	1,572
Orexigen Therapeutics, Inc.*	265	1,571
ZIOPHARM Oncology, Inc.*	416	1,560
Vanda Pharmaceuticals, Inc.*	230	1,536
Obagi Medical Products, Inc.*	146	1,533
CryoLife, Inc.*	250	1,518
Caliper Life Sciences, Inc.*	380	1,516
Spectranetics Corp.*	278	1,507
US Physical Therapy, Inc.*	90	1,505

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	85

7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Arena Pharmaceuticals, Inc.*	941	$1,477
Eurand N.V.*	150	1,476
TomoTherapy, Inc.*	414	1,457
Array Biopharma, Inc.*	446	1,441
AMN Healthcare Services, Inc.*	270	1,388
Chelsea Therapeutics International, Ltd.*	270	1,382
Young Innovations, Inc.	48	1,373
MELA Sciences, Inc.*	210	1,369
Five Star Quality Care, Inc.*	270	1,364
Rural*	160	1,362
Santarus, Inc.*	450	1,355
Synovis Life Technologies, Inc.*	90	1,346
IRIS International, Inc.*	140	1,344
Jazz Pharmaceuticals, Inc.*	123	1,320
Metropolitan Health Networks, Inc.*	347	1,319
Sangamo Biosciences, Inc.*	376	1,290
Albany Molecular Research, Inc.*	202	1,289
Cerus Corp.*	330	1,267
Orthovita, Inc.*	558	1,267
America Service Group, Inc.	85	1,265
Progenics Pharmaceuticals, Inc.*	248	1,252
RTI Biologics, Inc.*	474	1,247
Merge Healthcare, Inc.*	429	1,244
Exactech, Inc.*	76	1,240
Transcend Services, Inc.*	80	1,220
Cypress Bioscience, Inc.*	316	1,217
Capital Senior Living Corp.*	227	1,210
Omeros Corp.*	162	1,181
Alexza Pharmaceuticals, Inc.*	370	1,173
BioCryst Pharmaceuticals, Inc.*	237	1,171
Accretive Health, Inc.*	105	1,137
Dynavax Technologies Corp.*	610	1,116
Kendle International, Inc.*	119	1,109
Osiris Therapeutics, Inc.*	151	1,099
Celldex Therapeutics, Inc.*	270	1,080
Vical, Inc.*	477	1,064
Enzo Biochem, Inc.*	279	1,060
Continucare Corp.*	250	1,050
Medical Action Industries, Inc.*	116	1,050
Alliance HealthCare Services, Inc.*	229	1,049
Cambrex Corp.*	246	1,046
Stereotaxis, Inc.*	250	1,035
Cytokinetics, Inc.*	390	1,030
Affymax, Inc.*	172	1,023
SuperGen, Inc.*	482	1,007
Biosante Pharmaceuticals, Inc.*	595	1,000
Solta Medical, Inc.*	496	992
Neuralstem, Inc.*	390	983
Somaxon Pharmaceuticals, Inc.*	252	980
Cutera, Inc.*	120	972
Rochester Medical Corp.*	88	960
Allied Healthcare International, Inc.*	381	953
Idenix Pharmaceuticals, Inc.*	306	949
Alphatec Holdings, Inc.*	434	924

		MARKET
	SHARES	VALUE

AVEO Pharmaceuticals, Inc.*	82	$913
CardioNet, Inc.*	200	902
Curis, Inc.*	655	897
LCA-Vision, Inc.*	161	897
Corcept Therapeutics, Inc.*	228	887
Antares Pharma, Inc.*	600	870
Biotime, Inc.*	180	855
StemCells, Inc.*	1,024	850
Inovio Pharmaceuticals, Inc.*	672	840
Sciclone Pharmaceuticals, Inc.*	317	837
MedQuist, Inc.*	95	832
Furiex Pharmaceuticals, Inc.*	72	812
Biospecifics Technologies Corp.*	30	808
Cynosure, Inc. — Class A*	77	786
Inhibitex, Inc.*	430	774
Synta Pharmaceuticals Corp.*	191	762
Biodel, Inc.*	139	737
Nanosphere, Inc.*	145	729
Zalicus, Inc.*	560	728
CytRx Corp.*	926	694
Pure Bioscience*	298	688
Prospect Medical Holdings, Inc.*	80	680
Peregrine Pharmaceuticals, Inc.*	461	668
Infinity Pharmaceuticals, Inc.*	120	661
Skilled Healthcare Group, Inc. — Class A*	166	652
DynaVox, Inc. — Class A*	80	650
NeurogesX, Inc.*	89	615
Aoxing Pharmaceutical Company, Inc.*	200	612
PDI, Inc.*	70	612
Cumberland Pharmaceuticals, Inc.*	100	581
Nymox Pharmaceutical Corp.*	147	525
National Research Corp.	20	522
Cornerstone Therapeutics, Inc.*	73	515
Hansen Medical, Inc.*	356	509
Codexis, Inc.*	50	480
Neostem, Inc.*	228	463
Alimera Sciences, Inc.*	46	440
Lannett Company, Inc.*	95	435
Caraco Pharmaceutical
Laboratories Ltd.*	66	355
Transcept Pharmaceuticals, Inc.*	50	349
Sucampo Pharmaceuticals, Inc. — Class A*	86	323
Anthera Pharmaceuticals, Inc.*	50	210
Acura Pharmaceuticals, Inc.*	79	197
AspenBio Pharma, Inc.*	311	159

Total Health Care		1,125,977

ENERGY - 2.3%
Dril-Quip, Inc.*	305	18,944
Brigham Exploration Co.*	988	18,525
Bill Barrett Corp.*	390	14,040
Berry Petroleum Co. — Class A	440	13,961
Complete Production Services, Inc.*	665	13,599

86	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

World Fuel Services Corp.	500	$13,005
CARBO Ceramics, Inc.	160	12,960
McMoRan Exploration Co.*	702	12,081
Bristow Group, Inc.*	310	11,185
Lufkin Industries, Inc.	248	10,887
Nordic American Tanker Shipping	402	10,758
Rosetta Resources, Inc.*	452	10,617
Key Energy Services, Inc.*	1,078	10,252
Helix Energy Solutions Group, Inc.*	896	9,981
Energy XXI Bermuda Ltd.*	426	9,845
Swift Energy Co.*	321	9,014
Patriot Coal Corp.*	670	7,645
Overseas Shipholding Group, Inc.	218	7,482
Ship Finance International Ltd.	380	7,383
Tetra Technologies, Inc.*	646	6,589
Carrizo Oil & Gas, Inc.*	268	6,416
Newpark Resources, Inc.*	758	6,367
Northern Oil and Gas, Inc.*	370	6,268
Penn Virginia Corp.	386	6,191
International Coal Group, Inc.*	1,110	5,905
Gulfmark Offshore, Inc. — Class A*	186	5,714
ION Geophysical Corp.*	1,086	5,582
Stone Energy Corp.*	369	5,435
RPC, Inc.	255	5,396
ATP Oil & Gas Corp.*	383	5,228
USEC, Inc.*	982	5,097
Contango Oil & Gas Co.*	100	5,016
Cloud Peak Energy, Inc.*	270	4,928
Clean Energy Fuels Corp.*	344	4,888
Global Industries Ltd.*	862	4,715
Petroleum Development Corp.*	160	4,416
Cal Dive International, Inc.*	793	4,338
Parker Drilling Co.*	990	4,307
Kodiak Oil & Gas Corp.*	1,240	4,204
James River Coal Co.*	232	4,067
Hornbeck Offshore Services, Inc.*	200	3,898
Golar LNG Ltd.	300	3,756
TransAtlantic Petroleum Ltd.*	1,256	3,718
Willbros Group, Inc.*	399	3,659
Resolute Energy Corp.*	330	3,650
Rex Energy Corp.*	283	3,622
American Oil & Gas, Inc.*	426	3,451
Venoco, Inc.*	165	3,239
Gulfport Energy Corp.*	234	3,239
BPZ Resources, Inc.*	826	3,164
Tesco Corp.*	260	3,128
Goodrich Petroleum Corp.*	210	3,060
W&T Offshore, Inc.	287	3,042
Teekay Tankers Ltd. — Class A	230	2,992
Pioneer Drilling Co.*	458	2,922
Harvest Natural Resources, Inc.*	279	2,907
Energy Partners Ltd.*	240	2,882
T-3 Energy Services, Inc.*	110	2,877
Petroquest Energy, Inc.*	461	2,807

		MARKET
	SHARES	VALUE

Apco Oil and Gas International, Inc.	80	$2,769
Knightsbridge Tankers Ltd.	144	2,722
Crosstex Energy, Inc.*	336	2,654
Hercules Offshore, Inc.*	974	2,581
General Maritime Corp.	518	2,543
Vaalco Energy, Inc.*	429	2,462
Warren Resources, Inc.*	606	2,406
Clayton Williams Energy, Inc.*	46	2,327
Western Refining, Inc.*	435	2,279
CVR Energy, Inc.*	262	2,162
Gulf Island Fabrication, Inc.	116	2,111
Vantage Drilling Co.*	1,268	2,029
PHI, Inc.*	123	1,990
Matrix Service Co.*	226	1,978
OYO Geospace Corp.*	34	1,968
Dawson Geophysical Co.*	72	1,919
Georesources, Inc.*	114	1,813
Rentech, Inc.*	1,836	1,810
Magnum Hunter Resources Corp.*	436	1,805
DHT Holdings, Inc.	416	1,718
Uranium Energy Corp.*	523	1,715
Basic Energy Services, Inc.*	200	1,704
Abraxas Petroleum Corp.*	580	1,647
Green Plains Renewable Energy, Inc.*	131	1,586
Panhandle Oil and Gas, Inc. — Class A	64	1,580
Endeavour International Corp.*	1,200	1,548
FX Energy, Inc.*	366	1,515
Gastar Exploration Ltd.*	376	1,512
Houston American Energy Corp.	148	1,480
Natural Gas Services Group, Inc.*	98	1,447
Allis-Chalmers Energy, Inc.*	308	1,284
CAMAC Energy, Inc.*	400	1,276
GMX Resources, Inc.*	260	1,264
Delta Petroleum Corp.*	1,585	1,247
Scorpio Tankers, Inc.*	110	1,242
Callon Petroleum Co.*	249	1,233
L&L Energy, Inc.*	152	1,219
Cheniere Energy, Inc.*	482	1,215
Approach Resources, Inc.*	108	1,207
Syntroleum Corp.*	605	1,131
Isramco, Inc.*	15	903
Delek US Holdings, Inc.	122	874
Miller Petroleum, Inc.*	148	798
Seahawk Drilling, Inc.*	93	787
Evolution Petroleum Corp.*	122	733
RAM Energy Resources, Inc.*	458	714
Union Drilling, Inc.*	123	551
Global Geophysical Services, Inc.*	60	437
Hallador Energy Co.	32	372
Alon USA Energy, Inc.	60	324
Golar LNG Energy, Ltd.*	43	64

Total Energy		473,899

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	87

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

MATERIALS - 2.2%
WR Grace & Co.*	622	$17,379
Allied Nevada Gold Corp.*	632	16,748
Solutia, Inc.*	1,032	16,533
Rock-Tenn Co. — Class A	330	16,437
Coeur d’Alene Mines Corp.*	760	15,139
Silgan Holdings, Inc.	452	14,328
Rockwood Holdings, Inc.*	450	14,162
Olin Corp.	682	13,749
Hecla Mining Co.*	2,139	13,518
Thompson Creek Metals Company, Inc.*	1,200	12,936
Sensient Technologies Corp.	415	12,653
Golden Star Resources Ltd.*	2,206	10,898
NewMarket Corp.	91	10,345
Minerals Technologies, Inc.	162	9,545
PolyOne Corp.*	788	9,527
Ferro Corp.*	732	9,435
Schweitzer-Mauduit International, Inc.	155	9,038
HB Fuller Co.	416	8,266
Louisiana-Pacific Corp.*	1,082	8,191
Worthington Industries, Inc.	531	7,981
RTI International Metals, Inc.*	260	7,961
Clearwater Paper Corp.*	104	7,912
OM Group, Inc.*	261	7,861
Balchem Corp.	249	7,684
Globe Specialty Metals, Inc.	522	7,329
Century Aluminum Co.*	552	7,270
Arch Chemicals, Inc.	203	7,123
Calgon Carbon Corp.*	483	7,004
Stillwater Mining Co.*	378	6,366
Innophos Holdings, Inc.	179	5,925
Kaiser Aluminum Corp.	130	5,563
Texas Industries, Inc.	176	5,548
A. Schulman, Inc.	270	5,441
STR Holdings, Inc.*	247	5,320
AMCOL International Corp.	203	5,317
Buckeye Technologies, Inc.	330	4,854
PH Glatfelter Co.	389	4,730
Koppers Holdings, Inc.	176	4,729
Westlake Chemical Corp.	158	4,729
Brush Engineered Materials, Inc.*	166	4,721
Jaguar Mining, Inc.*	720	4,680
Georgia Gulf Corp.*	280	4,575
Deltic Timber Corp.	93	4,166
Stepan Co.	70	4,138
KapStone Paper and Packaging Corp.*	322	3,909
Boise, Inc.*	594	3,855
US Gold Corp.*	765	3,802
Horsehead Holding Corp.*	376	3,711
Haynes International, Inc.	103	3,597
Wausau Paper Corp.*	430	3,565
Graphic Packaging Holding Co.*	950	3,173
Zep, Inc.	180	3,139

		MARKET
	SHARES	VALUE

Quaker Chemical Corp.	87	$2,833
Omnova Solutions, Inc.*	378	2,718
LSB Industries, Inc.*	146	2,711
Myers Industries, Inc.	301	2,586
Hawkins, Inc.	70	2,479
Capital Gold Corp.*	510	2,463
Kraton Performance Polymers, Inc.*	90	2,444
Zoltek Companies, Inc.*	232	2,255
Spartech Corp.*	267	2,192
General Moly, Inc.*	550	2,013
Headwaters, Inc.*	529	1,904
AM Castle & Co.*	140	1,855
Neenah Paper, Inc.	121	1,839
Olympic Steel, Inc.	80	1,839
Graham Packaging Company, Inc.*	146	1,726
TPC Group, Inc.*	70	1,667
Landec Corp.*	230	1,428
Universal Stainless & Alloy*	56	1,375
Metals USA Holdings Corp.*	104	1,350
Senomyx, Inc.*	326	1,297
AEP Industries, Inc.*	50	1,181
American Vanguard Corp.	175	1,082
US Energy Corp.*	232	1,053
United States Lime & Minerals, Inc.*	22	851
Noranda Aluminum Holding Corp.*	103	847
KMG Chemicals, Inc.	50	705
NL Industries, Inc.	60	545
Verso Paper Corp.*	123	354

Total Materials		464,097

UTILITIES - 1.4%
Nicor, Inc.	384	17,595
Piedmont Natural Gas Co., Inc.	600	17,400
WGL Holdings, Inc.	426	16,094
Cleco Corp.	519	15,373
IDACORP, Inc.	410	14,727
New Jersey Resources Corp.	350	13,727
Portland General Electric Co.	644	13,060
Southwest Gas Corp.	387	12,999
South Jersey Industries, Inc.	248	12,269
Northwest Natural Gas Co.	230	10,914
Unisource Energy Corp.	310	10,363
Black Hills Corp.	330	10,296
Allete, Inc.	275	10,018
Avista Corp.	466	9,730
NorthWestern Corp.	310	8,835
El Paso Electric Co.*	366	8,704
PNM Resources, Inc.	732	8,338
MGE Energy, Inc.	200	7,918
UIL Holdings Corp.	258	7,265
Empire District Electric Co.	337	6,791
Laclede Group, Inc.	190	6,540
Otter Tail Corp.	310	6,321
CH Energy Group, Inc.	140	6,182

88	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

California Water Service Group	160	$5,912
American States Water Co.	165	5,904
Dynegy, Inc. — Class A*	876	4,266
Chesapeake Utilities Corp.	77	2,789
SJW Corp.	110	2,709
Middlesex Water Co.	132	2,223
Central Vermont Public Service Corp.	105	2,118
Unitil Corp.	92	2,019
Connecticut Water Service, Inc.	73	1,748
York Water Co.	106	1,699
Consolidated Water Company Ltd.	120	1,138
Cadiz, Inc.*	103	1,057
Artesian Resources Corp. — Class A	47	896
American DG Energy, Inc.*	162	483

Total Utilities		286,420

CONSUMER STAPLES - 1.3%
Casey’s General Stores, Inc.	442	18,453
TreeHouse Foods, Inc.*	298	13,738
Ruddick Corp.	374	12,970
United Natural Foods, Inc.*	373	12,361
Nu Skin Enterprises, Inc. — Class A	425	12,240
Sanderson Farms, Inc.	202	8,745
Hain Celestial Group, Inc.*	346	8,297
Universal Corp.	200	8,018
Lancaster Colony Corp.	162	7,695
Fresh Del Monte Produce, Inc.*	349	7,573
Diamond Foods, Inc.	178	7,296
Vector Group Ltd.	389	7,274
Darling International, Inc.*	706	6,015
Andersons, Inc.	147	5,571
WD-40 Co.	140	5,323
Central Garden and Pet Co. — Class A*	490	5,076
J&J Snack Foods Corp.	120	5,032
Chiquita Brands International, Inc.*	380	5,031
Tootsie Roll Industries, Inc.	200	4,976
Pantry, Inc.*	203	4,894
Nash Finch Co.	114	4,850
Lance, Inc.	220	4,686
Boston Beer Company, Inc. — Class A*	68	4,547
Rite Aid Corp.*	4,769	4,497
B&G Foods, Inc. — Class A	400	4,368
Elizabeth Arden, Inc.*	206	4,118
Pricesmart, Inc.	140	4,078
Spectrum Brands Holdings, Inc.*	150	4,077
Prestige Brands Holdings, Inc.*	357	3,531
Weis Markets, Inc.	90	3,522
Cal-Maine Foods, Inc.	117	3,391
Winn-Dixie Stores, Inc.*	460	3,280
Medifast, Inc.*	120	3,256
Alliance One International, Inc.*	760	3,154

		MARKET
	SHARES	VALUE

Heckmann Corp.*	746	$2,909
Spartan Stores, Inc.	198	2,871
Dole Food Company, Inc.*	306	2,800
Pilgrim’s Pride Corp.*	412	2,315
Coca-Cola Bottling Company Consolidated	41	2,170
Inter Parfums, Inc.	117	2,058
Smart Balance, Inc.*	530	2,056
USANA Health Sciences, Inc.*	50	2,018
Calavo Growers, Inc.	90	1,951
Seneca Foods Corp. — Class A*	73	1,912
Synutra International, Inc.*	163	1,883
Ingles Markets, Inc. — Class A	106	1,761
Star Scientific, Inc.*	821	1,724
Limoneira Co.	80	1,611
Imperial Sugar Co.	101	1,321
Village Super Market, Inc. — Class A	47	1,313
Nutraceutical International Corp.*	82	1,287
National Beverage Corp.	90	1,260
Arden Group, Inc. — Class A	15	1,237
Revlon, Inc. — Class A*	93	1,174
Great Atlantic & Pacific Tea Co.*	280	1,109
Farmer Bros Co.	60	960
John B. Sanfilippo & Son, Inc.*	70	924
Cellu Tissue Holdings, Inc.*	76	907
Susser Holdings Corp.*	60	840
Oil-Dri Corporation of America	39	839
Female Health Co.	155	798
Schiff Nutrition International, Inc.	96	787
MGP Ingredients, Inc.	90	707
Alico, Inc.	29	674
Nature’s Sunshine Products, Inc.*	60	536
Griffin Land & Nurseries, Inc.	20	529
Harbinger Group, Inc.*	80	444
Lifeway Foods, Inc.*	38	400
Bridgford Foods Corp.	20	257

Total Consumer Staples		270,275

TELECOMMUNICATION SERVICES - 0.4%
Syniverse Holdings, Inc.*	596	13,511
AboveNet, Inc.*	199	10,366
Cincinnati Bell, Inc.*	1,716	4,582
PAETEC Holding Corp.*	1,068	4,389
NTELOS Holdings Corp.	250	4,230
General Communication, Inc. — Class A*	405	4,038
Atlantic Tele-Network, Inc.	80	3,939
Alaska Communications Systems Group, Inc.	380	3,857
Consolidated Communications Holdings, Inc.	206	3,846
Shenandoah Telecommunications Co.	200	3,634
Premiere Global Services, Inc.*	512	3,625

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	89

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Cogent Communications Group, Inc.*	380	$3,599
Neutral Tandem, Inc.*	283	3,382
Global Crossing Ltd.*	261	3,356
USA Mobility, Inc.	190	3,046
Cbeyond, Inc.*	234	3,002
Iridium Communications, Inc.*	300	2,562
Vonage Holdings Corp.*	900	2,295
IDT Corp. — Class B*	120	2,135
FiberTower Corp.*	416	1,764
ICO Global Communications Holdings Ltd.*	796	1,305
Globalstar, Inc.*	600	1,044

Total Telecommunication Services		87,507

Total Common Stocks (Cost $5,587,804)		8,685,355

WARRANT†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	250	12

Total Warrant (Cost $–)		12

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 54.5%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$3,212,008	3,212,008
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	3,208,892	3,208,892
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	3,208,433	3,208,433
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	1,325,799	1,325,799

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	$331,450	$331,450

Total Repurchase Agreements (Cost $11,286,582)		11,286,582

Total Investments – 96.5% (Cost $16,874,386)		$19,971,949

Cash & Other Assets, Less Liabilities – 3.5%		716,783

Total Net Assets – 100.0%		$20,688,732

		Unrealized
	CONTRACTS	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000
Index Mini Futures Contracts (Aggregate Market Value of Contracts $605,430)	9	$28,505

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3]
(Notional Market Value $13,649,118)	20,187	$166,236
Morgan Stanley Capital Services, Inc.
October 2010 Russell 2000
Index Swap, Terminating 10/26/10[3]
(Notional Market Value $1,550,524)	2,293	18,765
Credit Suisse Capital, LLC
October 2010 Russell 2000
Index Swap, Terminating 10/29/10[3]
(Notional Market Value $6,518,678)	9,641	(13,161)

(Total Notional Market Value $21,718,320)		$171,840

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company
90	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$8,685,367
Repurchase agreement, at value	11,286,582

Total investments	19,971,949
Segregated cash with broker	190,500
Unrealized appreciation on swap agreements	185,001
Receivables:
Securities sold	10,989
Fund shares sold	408,274
Dividends	9,931
Interest	61

Total assets	20,776,705

Liabilities:
Overdraft due to custodian bank	7
Unrealized depreciation on swap agreements	13,161
Payable for:
Variation margin	2,610
Fund shares redeemed	47,082
Management fees	10,813
Custodian fees	396
Transfer agent/maintenance fees	3,004
Distribution and service fees	4,182
Portfolio accounting fees	1,201
Other	5,517

Total liabilities	87,973

Net assets	$20,688,732

Net assets consist of:
Paid in capital	36,057,384
Accumulated net investment loss	(109,943)
Accumulated net realized loss on sale of investments	(18,556,617)
Net unrealized appreciation in value of investments	3,297,908

Net assets	20,688,732

A-Class:
Net assets	$2,826,315
Capital shares outstanding	114,260
Net asset value per share	$24.74

Maximum offering price per share*	$25.97

C-Class:
Net assets	$2,017,794
Capital shares outstanding	87,958
Net asset value per share	$22.94

H-Class:
Net assets	$15,844,623
Capital shares outstanding	641,692
Net asset value per share	$24.69

Investments, at cost	$5,587,804
Repurchase agreement, at cost	11,286,582

Total cost	$16,874,386
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $6)	$64,997
Interest	8,306

Total investment income	73,303

Expenses:
Management fees	90,603
Transfer agent and administrative fees	25,168
Distribution and Service Fees:
A-Class	1,302
C-Class	11,933
H-Class	20,882
Portfolio accounting fees	10,067
Trustees’ fees**	876
Miscellaneous	19,937

Total expenses	180,768

Net investment loss	(107,465)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	44,675
Equity index swaps	(235,149)
Futures contracts	(1,660,767)

Net realized loss	(1,851,241)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(982,699)
Equity index swaps	(957,832)
Futures contracts	31,340

Net unrealized depreciation	(1,909,191)

Net loss	(3,760,432)

Net decrease in net assets resulting from operations	$(3,867,897)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	91

  RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(107,465)	$(208,472)
Net realized gain (loss) during the period on investments	(1,851,241)	4,024,925
Net unrealized appreciation (depreciation) during the period on investments	(1,909,191)	8,612,735

Net increase (decrease) in net assets resulting from operations	(3,867,897)	12,429,188

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,622,603	2,404,655
C-Class	748,857	6,961,907
H-Class	76,853,267	157,669,541
Cost of shares redeemed
A-Class	(2,249,757)	(2,984,872)
C-Class	(1,345,574)	(10,371,550)
H-Class	(80,759,861)	(157,200,957)

Net decrease from capital share transactions	(2,130,465)	(3,521,276)

Net increase (decrease) in net assets	(5,998,362)	8,907,912
Net assets:
Beginning of period	26,687,094	17,779,182

End of period	$20,688,732	$26,687,094

Accumulated net investment loss at end of period	$(109,943)	$(2,478)

Capital share activity:
Shares sold
A-Class	193,921	129,902
C-Class	32,511	408,232
H-Class	3,188,943	7,830,985
Shares redeemed
A-Class	(102,841)	(154,074)
C-Class	(62,949)	(578,420)
H-Class	(3,472,365)	(8,012,886)

Total capital share activity	(222,780)	(376,261)

92	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.24		$12.49		$28.62	$37.24	$37.33	$27.54

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)		(.11)		(.02)	.29	.10	.04
Net gain (loss) on securities (realized and unrealized)	(.40)		12.86		(16.11)	(8.83)	1.24	9.75

Total from investment operations	(.50)		12.75		(16.13)	(8.54)	1.34	9.79

Less distributions:
Distributions from net investment income	—		—		—	(.08)	—	—
Distributions from realized gains	—		—		—	—	(1.43)	—

Total distributions	—		—		—	(.08)	(1.43)	—

Net asset value, end of period	$24.74		$25.24		$12.49	$28.62	$37.24	$37.33

Total Return[c]	(1.98%	)	102.08%		(56.36% )	(22.98% )	3.60%	35.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,826		$585		$591	$4,372	$5,976	$6,789

Ratios to average net assets:
Net investment income (loss)	(0.88%	)	(0.59%	)	(0.07% )	0.81%	0.28%	0.13%
Total expenses	1.70%		1.71%		1.70%	1.67%	1.66%	2.06%
Net expenses	1.70%		1.71%		1.70%	1.67%	1.66%	1.65%

Portfolio turnover rate	128%		109%		288%	227%	179%	441%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.50		$11.71		$27.10	$35.51	$35.93	$26.69

Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)		(.24)		(.18)	.03	(.16)	(.21)
Net gain (loss) on securities (realized and unrealized)	(.37)		12.03		(15.21)	(8.36)	1.17	9.45

Total from investment operations	(.56)		11.79		(15.39)	(8.33)	1.01	9.24

Less distributions:
Distributions from net investment income	—		—		—	(.08)	—	—
Distributions from realized gains	—		—		—	—	(1.43)	—

Total distributions	—		—		—	(.08)	(1.43)	—

Net asset value, end of period	$22.94		$23.50		$11.71	$27.10	$35.51	$35.93

Total Return[c]	(2.38%	)	100.68%		(56.79% )	(23.50% )	2.81%	34.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,018		$2,782		$3,381	$10,873	$19,942	$31,956

Ratios to average net assets:
Net investment income (loss)	(1.68%	)	(1.36%	)	(0.83% )	0.09%	(0.47% )	(0.70%	)
Total expenses	2.46%		2.46%		2.45%	2.42%	2.41%	2.81%
Net expenses	2.46%		2.46%		2.45%	2.42%	2.41%	2.40%

Portfolio turnover rate	128%		109%		288%	227%	179%	441%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	93

  RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.21		$12.47		$28.62	$37.22	$37.32	$27.51

Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)		(.19)		(.02)	.30	.10	.03
Net gain (loss) on securities (realized and unrealized)	(.40)		12.93		(16.13)	(8.82)	1.23	9.78

Total from investment operations	(.52)		12.74		(16.15)	(8.52)	1.33	9.81

Less distributions:
Distributions from net investment income	—		—		—	(.08)	—	—
Distributions from realized gains	—		—		—	—	(1.43)	—

Total distributions	—		—		—	(.08)	(1.43)	—

Net asset value, end of period	$24.69		$25.21		$12.47	$28.62	$37.22	$37.32

Total Return[c]	(2.06%	)	102.17%		(56.43% )	(22.93% )	3.57%	35.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,845		$23,320		$13,807	$13,839	$42,861	$170,698

Ratios to average net assets:
Net investment income (loss)	(0.99%	)	(0.94%	)	(0.07% )	0.83%	0.27%	0.10%
Total expenses	1.71%		1.71%		1.70%	1.67%	1.66%	2.05%
Net expenses	1.71%		1.71%		1.70%	1.67%	1.66%	1.64%

Portfolio turnover rate	128%		109%		288%	227%	179%	441%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
94	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

RUSSELL 2000® FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

TIBCO Software, Inc.	0.2%
Riverbed Technology, Inc.	0.2%
VeriFone Systems, Inc.	0.1%
Rackspace Hosting, Inc.	0.1%
Nordson Corp.	0.1%
Sotheby’s	0.1%
Highwoods Properties, Inc.	0.1%
Salix Pharmaceuticals Ltd.	0.1%
Warnaco Group, Inc.	0.1%
Parametric Technology Corp.	0.1%

Top Ten Total	1.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	95

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 47.3%

FINANCIALS - 9.6%
Highwoods Properties, Inc.	385	$12,501
MFA Financial, Inc.	1,496	11,414
National Retail Properties, Inc.	454	11,400
Omega Healthcare Investors, Inc.	501	11,247
BioMed Realty Trust, Inc.	610	10,931
Apollo Investment Corp.	1,045	10,690
Entertainment Properties Trust	247	10,665
FirstMerit Corp.	580	10,626
American Capital Ltd.*	1,824	10,597
Home Properties, Inc.	200	10,580
Washington Real Estate Investment Trust	329	10,439
Tanger Factory Outlet Centers	220	10,371
Alterra Capital Holdings Ltd.	520	10,358
MGIC Investment Corp.*	1,078	9,950
ProAssurance Corp.*	170	9,790
CBL & Associates Properties, Inc.	736	9,612
Platinum Underwriters Holdings Ltd.	220	9,574
Kilroy Realty Corp.	288	9,544
SVB Financial Group*	217	9,183
Mid-America Apartment Communities, Inc.	150	8,742
Westamerica Bancorporation	160	8,718
LaSalle Hotel Properties	367	8,584
Signature Bank *	220	8,545
First American Financial Corp.	560	8,366
Stifel Financial Corp.*	180	8,332
Prosperity Bancshares, Inc.	250	8,118
DiamondRock Hospitality Co.*	827	7,848
Healthcare Realty Trust, Inc.	328	7,672
Equity Lifestyle Properties, Inc.	140	7,627
Extra Space Storage, Inc.	470	7,539
Trustmark Corp.	336	7,305
NewAlliance Bancshares, Inc.	570	7,193
Post Properties, Inc.	257	7,175
Potlatch Corp.	207	7,038
Umpqua Holdings Corp.	618	7,008
Iberiabank Corp.	140	6,997
Northwest Bancshares, Inc.	592	6,624
CNO Financial Group, Inc.*	1,188	6,582
Montpelier Re Holdings Ltd.	378	6,547
Delphi Financial Group, Inc. — Class A	260	6,497
Knight Capital Group, Inc. — Class A*	510	6,319
PHH Corp.*	300	6,318
Astoria Financial Corp.	460	6,270
Colonial Properties Trust	384	6,217
Webster Financial Corp.	350	6,146
Medical Properties Trust, Inc.	600	6,084
Redwood Trust, Inc.	420	6,073

		MARKET
	SHARES	VALUE

UMB Financial Corp.	170	$6,037
Susquehanna Bancshares, Inc.	700	5,908
Argo Group International Holdings Ltd.	170	5,906
Portfolio Recovery Associates, Inc.*	90	5,819
National Health Investors, Inc.	130	5,728
Glacier Bancorp, Inc.	390	5,694
Sovran Self Storage, Inc.	150	5,685
Cash America International, Inc.	160	5,600
Radian Group, Inc.	708	5,537
DuPont Fabros Technology, Inc.	220	5,533
Wintrust Financial Corp.	170	5,510
DCT Industrial Trust, Inc.	1,130	5,413
EastGroup Properties, Inc.	140	5,233
FNB Corp.	607	5,196
United Bankshares, Inc.	208	5,177
First Financial Bancorp	310	5,171
First Financial Bankshares, Inc.	110	5,169
Starwood Property Trust, Inc.	260	5,166
Tower Group, Inc.	220	5,137
RLI Corp.	90	5,096
Hatteras Financial Corp.	177	5,039
Cathay General Bancorp	418	4,970
Old National Bancorp	470	4,935
KBW, Inc.	190	4,864
American Capital Agency Corp.	183	4,862
Hancock Holding Co.	160	4,811
Ezcorp, Inc. — Class A*	240	4,810
Sunstone Hotel Investors, Inc.*	530	4,807
American Campus Communities, Inc.	156	4,749
International Bancshares Corp.	280	4,729
Selective Insurance Group, Inc.	290	4,724
First Midwest Bancorp, Inc.	400	4,612
Franklin Street Properties Corp.	369	4,583
First Cash Financial Services, Inc.*	165	4,579
Anworth Mortgage Asset Corp.	640	4,563
MB Financial, Inc.	280	4,542
PS Business Parks, Inc.	80	4,526
Park National Corp.	70	4,483
Whitney Holding Corp.	520	4,248
National Penn Bancshares, Inc.	678	4,237
NBT Bancorp, Inc.	190	4,193
Acadia Realty Trust	220	4,180
U-Store-It Trust	500	4,175
Capstead Mortgage Corp.	381	4,141
Columbia Banking System, Inc.	210	4,126
Community Bank System, Inc.	177	4,073
Ocwen Financial Corp.*	400	4,056
Provident Financial Services, Inc.	319	3,943
Lexington Realty Trust	520	3,723
Greenlight Capital Re Ltd. — Class A*	148	3,703
Horace Mann Educators Corp.	207	3,680

96	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Employers Holdings, Inc.	230	$3,627
CVB Financial Corp.	478	3,590
Pennsylvania Real Estate Investment Trust	298	3,534
World Acceptance Corp.*	80	3,533
optionsXpress Holdings, Inc.*	230	3,533
Pico Holdings, Inc.*	117	3,494
Cousins Properties, Inc.	489	3,491
Infinity Property & Casualty Corp.	70	3,414
Investors Real Estate Trust	403	3,377
Inland Real Estate Corp.	399	3,316
Nelnet, Inc. — Class A	144	3,295
Investment Technology Group, Inc.*	230	3,271
Texas Capital Bancshares, Inc.*	188	3,247
Forestar Group, Inc.*	190	3,239
Equity One, Inc.	190	3,207
PrivateBancorp, Inc. — Class A	280	3,189
Strategic Hotels & Resorts, Inc.*	750	3,180
American Equity Investment Life Holding Co.	310	3,174
Brookline Bancorp, Inc.	310	3,094
Sun Communities, Inc.	100	3,070
LTC Properties, Inc.	120	3,062
Hersha Hospitality Trust	590	3,056
Investors Bancorp, Inc.*	258	3,055
PacWest Bancorp	160	3,050
Invesco Mortgage Capital, Inc.	140	3,013
Oritani Financial Corp.	300	2,994
Prospect Capital Corp.	308	2,991
Flagstone Reinsurance Holdings S.A.	280	2,971
First Potomac Realty Trust	197	2,955
Getty Realty Corp.	110	2,951
National Financial Partners Corp.*	230	2,914
Compass Diversified Holdings	176	2,844
PMI Group, Inc.*	768	2,819
Chemical Financial Corp.	130	2,683
Navigators Group, Inc.*	60	2,678
Dollar Financial Corp.*	128	2,671
Primerica, Inc.	130	2,644
Sterling Bancshares, Inc.	490	2,631
Bank of the Ozarks, Inc.	70	2,596
Meadowbrook Insurance Group, Inc.	288	2,583
United Fire & Casualty Co.	120	2,545
Simmons First National Corp. — Class A	90	2,544
Safety Insurance Group, Inc.	60	2,521
MarketAxess Holdings, Inc.	148	2,513
Independent Bank Corp.	110	2,477
City Holding Co.	80	2,454
Walter Investment Management Corp.	140	2,449

		MARKET
	SHARES	VALUE

MCG Capital Corp.	410	$2,394
Associated Estates Realty Corp.	170	2,377
Home Bancshares, Inc.	116	2,357
Piper Jaffray Cos.*	80	2,330
Evercore Partners, Inc. — Class A	80	2,289
Trustco Bank Corp.	408	2,268
Artio Global Investors, Inc. — Class A	148	2,264
Education Realty Trust, Inc.	310	2,216
S&T Bancorp, Inc.	127	2,212
Enstar Group Ltd.*	30	2,178
Banco Latinoamericano de Comercio Exterior S.A. — Class E	150	2,167
BlackRock Kelso Capital Corp.	188	2,162
Cardtronics, Inc.*	140	2,160
Ramco-Gershenson Properties Trust	200	2,142
Retail Opportunity Investments Corp.	220	2,105
Universal Health Realty Income Trust	60	2,065
Maiden Holdings Ltd.	270	2,055
Duff & Phelps Corp. — Class A	150	2,020
Sandy Spring Bancorp, Inc.	130	2,015
Urstadt Biddle Properties, Inc. — Class A	110	1,989
Hilltop Holdings, Inc.*	207	1,983
TowneBank	132	1,975
Harleysville Group, Inc.	60	1,967
Flushing Financial Corp.	170	1,965
Ashford Hospitality Trust, Inc.*	217	1,964
WesBanco, Inc.	120	1,961
Boston Private Financial Holdings, Inc.	299	1,955
Cohen & Steers, Inc.	90	1,953
Dime Community Bancshares, Inc.	140	1,939
Citizens Republic Bancorp, Inc.*	2,124	1,914
Community Trust Bancorp, Inc.	70	1,896
Hercules Technology Growth Capital, Inc.	187	1,891
AMERISAFE, Inc.*	100	1,878
SCBT Financial Corp.	60	1,871
BGC Partners, Inc. — Class A	310	1,851
FBL Financial Group, Inc. — Class A	70	1,819
Credit Acceptance Corp.*	30	1,817
First Financial Corp.	60	1,770
Cedar Shopping Centers, Inc.	290	1,763
Provident New York Bancorp	210	1,762
FPIC Insurance Group, Inc.*	50	1,754
eHealth, Inc.*	135	1,744
Amtrust Financial Services, Inc.	120	1,742
First Industrial Realty Trust, Inc.*	342	1,734
CapLease, Inc.	310	1,733
Parkway Properties, Inc.	117	1,732
Western Alliance Bancorp*	256	1,715

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Beneficial Mutual Bancorp, Inc.*	190	$1,704
MVC Capital, Inc.	130	1,686
Lakeland Financial Corp.	90	1,679
GFI Group, Inc.	359	1,666
Pinnacle Financial Partners, Inc.*	180	1,654
MF Global Holdings Ltd.*	228	1,642
CNA Surety Corp.*	90	1,613
Pennymac Mortgage Investment Trust	90	1,610
Government Properties Income Trust	60	1,602
First Commonwealth Financial Corp.	290	1,580
Danvers Bancorp, Inc.	100	1,533
iStar Financial, Inc.*	500	1,530
StellarOne Corp.	120	1,526
NorthStar Realty Finance Corp.	407	1,522
Tejon Ranch Co.*	70	1,517
Berkshire Hills Bancorp, Inc.	80	1,517
Resource Capital Corp.	238	1,511
Southside Bancshares, Inc.	80	1,511
SY Bancorp, Inc.	60	1,489
Cogdell Spencer, Inc.	230	1,454
Cardinal Financial Corp.	149	1,432
TradeStation Group, Inc.*	217	1,428
TICC Capital Corp.	137	1,418
Nara Bancorp, Inc.*	198	1,398
Oppenheimer Holdings, Inc. — Class A	50	1,398
Univest Corporation of Pennsylvania	80	1,397
1st Source Corp.	80	1,389
Camden National Corp.	40	1,386
PennantPark Investment Corp.	130	1,379
Safeguard Scientifics, Inc.*	110	1,378
Citizens, Inc.*	200	1,378
Glimcher Realty Trust	219	1,347
Washington Trust Bancorp, Inc.	70	1,338
Union First Market Bankshares Corp.	100	1,306
Southwest Bancorp, Inc.	100	1,297
Phoenix Companies, Inc.*	617	1,296
Colony Financial, Inc.	70	1,294
Kite Realty Group Trust	290	1,288
PMA Capital Corp. — Class A*	170	1,282
Arrow Financial Corp.	51	1,279
Suffolk Bancorp	50	1,266
First Busey Corp.	278	1,265
Two Harbors Investment Corp.	140	1,263
Agree Realty Corp.	50	1,263
Encore Capital Group, Inc.*	70	1,261
Saul Centers, Inc.	30	1,259
Westfield Financial, Inc.	160	1,248
Bank Mutual Corp.	240	1,246
American Physicians Capital, Inc.	30	1,244
Gladstone Capital Corp.	110	1,240

		MARKET
	SHARES	VALUE

Winthrop Realty Trust	100	$1,236
Renasant Corp.	80	1,217
Sterling Bancorp	140	1,217
United Financial Bancorp, Inc.	90	1,216
Ameris Bancorp	130	1,216
Advance America Cash Advance Centers, Inc.	300	1,209
Fifth Street Finance Corp.	107	1,192
Tompkins Financial Corp.	30	1,190
Territorial Bancorp, Inc.	70	1,178
Hudson Valley Holding Corp.	60	1,171
Kennedy-Wilson Holdings, Inc.*	110	1,166
Abington Bancorp, Inc.	110	1,159
GAMCO Investors, Inc. — Class A	30	1,156
Calamos Asset Management, Inc. — Class A	100	1,150
United Community Banks, Inc.*	510	1,142
West Coast Bancorp*	500	1,140
Global Indemnity plc — Class A*	70	1,124
NewStar Financial, Inc.*	150	1,112
Washington Banking Co.	80	1,109
Monmouth Real Estate Investment Corp. — Class A	141	1,103
Home Federal Bancorp, Inc.	90	1,095
First Bancorp	80	1,090
Great Southern Bancorp, Inc.	50	1,088
NGP Capital Resources Co.	120	1,087
International Assets Holding Corp.*	60	1,086
Northfield Bancorp, Inc.	100	1,082
Presidential Life Corp.	110	1,078
Heartland Financial USA, Inc.	70	1,077
Trico Bancshares	70	1,076
SWS Group, Inc.	150	1,076
First Merchants Corp.	140	1,068
State Auto Financial Corp.	70	1,065
First Community Bancshares, Inc.	80	1,032
German American Bancorp, Inc.	60	1,030
Oriental Financial Group, Inc.	77	1,024
Newcastle Investment Corp.*	330	1,023
Stewart Information Services Corp.	90	1,019
Baldwin & Lyons, Inc. — Class B	40	1,018
Westwood Holdings Group, Inc.	30	1,015
SeaBright Holdings, Inc.	120	967
Bank of Marin Bancorp	30	967
Center Financial Corp.*	190	967
Triangle Capital Corp.	60	959
Avatar Holdings, Inc.*	50	954
CoBiz Financial, Inc.	170	945
First Interstate Bancsystem, Inc. — Class A	70	942
Chatham Lodging Trust	50	930
Financial Engines, Inc.*	70	930
HFF, Inc. — Class A*	100	928
Lakeland Bancorp, Inc.	110	927

98	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Eagle Bancorp, Inc.*	80	$918
BankFinancial Corp.	100	917
Terreno Realty Corp.*	50	911
Virtus Investment Partners, Inc.*	30	908
Alliance Financial Corp.	30	907
Epoch Holding Corp.	70	902
Excel Trust, Inc.	80	902
First Financial Holdings, Inc.	80	891
Financial Institutions, Inc.	50	883
FBR Capital Markets Corp.*	280	879
National Interstate Corp.	40	871
Bryn Mawr Bank Corp.	50	861
OceanFirst Financial Corp.	70	859
Ambac Financial Group, Inc.*	1,546	858
Gladstone Commercial Corp.	50	858
Republic Bancorp, Inc. — Class A	40	845
CreXus Investment Corp.	70	842
MainSource Financial Group, Inc.	110	840
ESSA Bancorp, Inc.	70	829
American Safety Insurance Holdings Ltd.*	50	817
Pacific Continental Corp.	90	815
Bancfirst Corp.	20	809
Gladstone Investment Corp.	120	804
Apollo Commercial Real Estate Finance, Inc.	50	804
Bancorp, Inc.*	120	803
Kayne Anderson Energy Development Co.	50	803
Ames National Corp.	40	798
One Liberty Properties, Inc.	50	796
Donegal Group, Inc. — Class A	60	784
Citizens & Northern Corp.	60	780
LaBranche & Company, Inc.*	200	780
1st United Bancorp, Inc.*	120	772
NYMAGIC, Inc.	30	770
Life Partners Holdings, Inc.	40	761
WSFS Financial Corp.	20	750
Bridge Bancorp, Inc.	30	750
Merchants Bancshares, Inc.	30	748
Harris & Harris Group, Inc.*	175	747
Enterprise Financial Services Corp.	80	744
Diamond Hill Investment Group, Inc.	10	730
Capital City Bank Group, Inc.	60	728
Metro Bancorp, Inc.*	70	727
State Bancorp, Inc.	80	718
Kearny Financial Corp.	80	706
First Mercury Financial Corp.	70	706
Hanmi Financial Corp.*	550	704
Heritage Financial Corp.*	50	700
Arlington Asset Investment Corp. — Class A	30	699
ESB Financial Corp.	50	696
First Marblehead Corp.*	297	695

		MARKET
	SHARES	VALUE

Orrstown Financial Services, Inc.	30	$695
First Bancorp, Inc.	50	691
Centerstate Banks, Inc.	80	686
Thomas Properties Group, Inc.	190	678
Mission West Properties, Inc.	100	678
OmniAmerican Bancorp, Inc.*	60	676
Gleacher & Company, Inc.*	418	673
Penns Woods Bancorp, Inc.	20	661
Chesapeake Lodging Trust	40	654
Wilshire Bancorp, Inc.	100	654
MPG Office Trust, Inc.*	260	650
ViewPoint Financial Group	70	648
American Physicians Service Group, Inc.	20	647
Solar Capital Ltd.	30	644
EMC Insurance Group, Inc.	30	640
Main Street Capital Corp.	40	636
Cowen Group, Inc. — Class A*	190	625
Kansas City Life Insurance Co.	20	624
Medallion Financial Corp.	80	623
Sanders Morris Harris Group, Inc.	110	623
Peoples Bancorp, Inc.	50	619
Golub Capital BDC, Inc.	40	612
Tower Bancorp, Inc.	30	608
Marlin Business Services Corp.*	50	600
Student Loan Corp.	20	594
RAIT Financial Trust*	357	589
Peapack Gladstone Financial Corp.	50	589
Taylor Capital Group, Inc.*	50	574
Midsouth Bancorp, Inc.	40	566
Bancorp Rhode Island, Inc.	20	559
Penson Worldwide, Inc.*	110	547
FelCor Lodging Trust, Inc.*	118	543
Farmer Mac — Class C	50	541
Dynex Capital, Inc.	50	539
UMH Properties, Inc.	50	537
Home Bancorp, Inc.*	40	535
Virginia Commerce Bancorp, Inc.*	110	535
Meridian Interstate Bancorp, Inc.*	50	527
Hallmark Financial Services*	60	524
National Bankshares, Inc.	20	516
West Bancorporation, Inc.*	80	504
Ladenburg Thalmann Financial Services, Inc.*	490	500
Sierra Bancorp	40	494
JMP Group, Inc.	80	488
Century Bancorp, Inc. — Class A	20	478
THL Credit, Inc.	40	471
Rockville Financial, Inc.	40	460
Flagstar Bancorp, Inc.*	250	455
MidWestOne Financial Group, Inc.	30	440
American National Bankshares, Inc.	20	439
Clifton Savings Bancorp, Inc.	50	430
Asset Acceptance Capital Corp.*	80	430
Roma Financial Corp.	40	421

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Green Bankshares, Inc.*	60	$407
Universal Insurance Holdings, Inc.	90	404
Cypress Sharpridge Investments, Inc.	30	400
First South Bancorp, Inc.	40	397
Asta Funding, Inc.	50	382
Primus Guaranty Ltd.*	80	365
BofI Holding, Inc.*	30	356
NASB Financial, Inc.	20	331
Pebblebrook Hotel Trust*	18	324
Crawford & Co. — Class B*	130	316
CompuCredit Holdings Corp.	60	289
Encore Bancshares, Inc.*	40	288
Consolidated-Tomoka Land Co.	10	285
Fox Chase Bancorp, Inc.*	30	284
Pzena Investment Management, Inc. — Class A	40	275
First of Long Island Corp.	10	250
Rodman & Renshaw Capital Group, Inc.*	90	194
Doral Financial Corp.*	100	166
Gerova Financial Group Ltd.*	30	162
Waterstone Financial, Inc.*	40	160
K-Fed Bancorp	20	158
First BanCorp*	503	141
CNB Financial Corp.	10	137
California First National Bancorp	10	127

Total Financials		1,086,939

INFORMATION TECHNOLOGY - 8.9%
TIBCO Software, Inc.*	888	15,753
Riverbed Technology, Inc.*	339	15,452
VeriFone Systems, Inc.*	462	14,354
Rackspace Hosting, Inc.*	517	13,432
Parametric Technology Corp.*	620	12,115
Jack Henry & Associates, Inc.	464	11,832
ADTRAN, Inc.	330	11,649
Concur Technologies, Inc.*	220	10,877
Netlogic Microsystems, Inc.*	342	9,432
Ariba, Inc.*	480	9,072
RF Micro Devices, Inc.*	1,444	8,866
Plantronics, Inc.	260	8,783
Acme Packet, Inc.*	230	8,726
SuccessFactors, Inc.*	342	8,588
Aruba Networks, Inc.*	394	8,408
Anixter International, Inc.*	150	8,099
TriQuint Semiconductor, Inc.*	830	7,968
Quest Software, Inc.*	320	7,869
Microsemi Corp.*	450	7,718
Veeco Instruments, Inc.*	220	7,671
Progress Software Corp.*	230	7,613
Finisar Corp.*	400	7,516
Viasat, Inc.*	180	7,400
Wright Express Corp.*	207	7,392
Netezza Corp.*	269	7,250

		MARKET
	SHARES	VALUE

CACI International,
Inc. — Class A*	160	$7,242
GSI Commerce, Inc.*	290	7,163
Digital River, Inc.*	210	7,148
Hittite Microwave Corp.*	150	7,147
InterDigital, Inc.*	240	7,106
Cavium Networks, Inc.*	239	6,874
Semtech Corp.*	330	6,663
Arris Group, Inc.*	680	6,644
ADC Telecommunications, Inc.*	520	6,588
Sapient Corp.	547	6,548
Blackboard, Inc.*	180	6,487
Omnivision Technologies, Inc.*	280	6,451
Lawson Software, Inc.*	748	6,336
Unisys Corp.*	227	6,333
Cirrus Logic, Inc.*	347	6,190
Plexus Corp.*	210	6,164
Taleo Corp. — Class A*	210	6,088
Mentor Graphics Corp.*	574	6,067
CommVault Systems, Inc.*	230	5,987
Acxiom Corp.*	375	5,948
Cymer, Inc.*	160	5,933
Blackbaud, Inc.	240	5,770
ValueClick, Inc.*	438	5,729
j2 Global Communications, Inc.*	240	5,710
TiVo, Inc.*	619	5,608
Coherent, Inc.*	140	5,601
JDA Software Group, Inc.*	220	5,579
Cognex Corp.	207	5,552
Benchmark Electronics, Inc.*	338	5,543
MAXIMUS, Inc.	90	5,542
ArcSight, Inc.*	127	5,532
Infinera Corp.*	469	5,473
OpenTable, Inc.*	80	5,446
Fair Isaac Corp.	220	5,425
Blue Coat Systems, Inc.*	220	5,293
Earthlink, Inc.	579	5,263
Littelfuse, Inc.*	120	5,244
Sanmina-SCI Corp.*	430	5,194
Integrated Device Technology, Inc.*	870	5,090
Netgear, Inc.*	188	5,078
Synaptics, Inc.*	180	5,065
Ultimate Software Group, Inc.*	130	5,023
Fortinet, Inc.*	200	5,000
Tessera Technologies, Inc.*	270	4,995
MKS Instruments, Inc.*	270	4,855
Tekelec*	368	4,769
L-1 Identity Solutions, Inc. —*	406	4,762
Mantech International Corp. —
Class A*	120	4,752
Euronet Worldwide, Inc.*	260	4,677
Emulex Corp.*	438	4,573
SRA International, Inc. — Class A*	228	4,496
Sourcefire, Inc.*	150	4,326

100	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Oclaro, Inc.*	267	$4,275
Checkpoint Systems, Inc.*	210	4,273
SAVVIS, Inc.*	200	4,216
TTM Technologies, Inc.*	428	4,190
Cabot Microelectronics Corp.*	130	4,183
Advent Software, Inc.*	80	4,175
Power Integrations, Inc.	130	4,133
Comtech Telecommunications Corp.	150	4,103
ACI Worldwide, Inc.*	180	4,030
Websense, Inc.*	227	4,027
Sonus Networks, Inc.*	1,120	3,954
FEI Co.*	200	3,914
Insight Enterprises, Inc.*	250	3,910
Universal Display Corp.*	164	3,854
Take-Two Interactive Software, Inc.*	380	3,853
Rofin-Sinar Technologies, Inc.*	150	3,807
Scansource, Inc.*	136	3,773
Amkor Technology, Inc.*	558	3,666
DealerTrack Holdings, Inc.*	210	3,587
Harmonic, Inc.*	519	3,571
Tyler Technologies, Inc.*	175	3,528
Manhattan Associates, Inc.*	120	3,522
Applied Micro Circuits Corp.*	347	3,470
MicroStrategy, Inc. — Class A*	40	3,464
Art Technology Group, Inc.*	836	3,453
DTS, Inc.*	90	3,435
Aspen Technology, Inc.*	330	3,422
SYNNEX Corp.*	120	3,377
Entegris, Inc.*	715	3,339
IPG Photonics Corp.*	138	3,331
Netscout Systems, Inc.*	160	3,282
CSG Systems International, Inc.*	180	3,281
Sycamore Networks, Inc.	100	3,241
Constant Contact, Inc.*	150	3,215
Ebix, Inc.*	137	3,213
Terremark Worldwide, Inc.*	310	3,205
Intermec, Inc.*	260	3,188
Isilon Systems, Inc.*	140	3,119
Syntel, Inc.	70	3,115
SolarWinds, Inc.*	180	3,107
Diodes, Inc.*	180	3,076
Stratasys, Inc.*	110	3,049
Cogent, Inc.*	277	2,947
Lattice Semiconductor Corp.*	620	2,945
Electronics for Imaging, Inc.*	240	2,909
OSI Systems, Inc.*	80	2,906
Park Electrochemical Corp.	110	2,897
Heartland Payment Systems, Inc.	190	2,892
Black Box Corp.	90	2,885
Entropic Communications, Inc.*	300	2,880
LogMeIn, Inc.*	80	2,878
DG FastChannel, Inc.*	130	2,828
comScore, Inc.*	120	2,822

		MARKET
	SHARES	VALUE

Volterra Semiconductor Corp.*	130	$2,798
Monolithic Power Systems, Inc.*	170	2,776
Standard Microsystems Corp.*	120	2,737
Radiant Systems, Inc.*	160	2,736
STEC, Inc.*	218	2,714
United Online, Inc.	470	2,688
Brightpoint, Inc.*	382	2,670
Micrel, Inc.	270	2,662
Loral Space & Communications, Inc.*	50	2,610
ATMI, Inc.*	170	2,526
Rogers Corp.*	80	2,518
NIC, Inc.	300	2,487
Pegasystems, Inc.	80	2,484
MTS Systems Corp.	80	2,480
Quantum Corp.*	1,152	2,442
Advanced Energy Industries, Inc.*	187	2,442
MIPS Technologies, Inc. — Class A*	250	2,433
iGate Corp.	134	2,431
Compellent Technologies, Inc.*	131	2,382
TeleTech Holdings, Inc.*	160	2,374
Xyratex Ltd.*	160	2,374
TNS, Inc.*	140	2,373
Kulicke & Soffa Industries, Inc.*	382	2,365
RightNow Technologies, Inc.*	120	2,364
Brooks Automation, Inc.*	350	2,349
Forrester Research, Inc.*	70	2,316
Formfactor, Inc.*	268	2,305
Ancestry.com, Inc.*	100	2,276
Epicor Software Corp.*	260	2,262
Newport Corp.*	198	2,245
Ixia*	181	2,244
Ultratech, Inc.*	130	2,223
EPIQ Systems, Inc.	180	2,207
Oplink Communications, Inc.*	111	2,202
Zoran Corp.*	280	2,139
NetSuite, Inc.*	90	2,121
Anadigics, Inc.*	347	2,113
Avid Technology, Inc.*	160	2,098
VirnetX Holding Corp.	140	2,055
Kenexa Corp.*	117	2,050
Maxwell Technologies, Inc.*	140	2,045
LivePerson, Inc.*	240	2,016
Internet Brands, Inc. — Class A*	150	1,992
Synchronoss Technologies, Inc.*	110	1,959
Sigma Designs, Inc.*	170	1,953
Internet Capital Group, Inc.*	177	1,952
Silicon Image, Inc.*	407	1,945
Actel Corp.*	120	1,914
Unica Corp.*	90	1,888
Move, Inc.*	844	1,882
Methode Electronics, Inc.	198	1,798
Power-One, Inc.*	197	1,791
Daktronics, Inc.	180	1,768
FARO Technologies, Inc.*	80	1,745

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

CTS Corp.	180	$1,732
Cass Information Systems, Inc.	50	1,716
SMART Modular Technologies WWH, Inc.*	280	1,688
DivX, Inc.*	176	1,677
Cohu, Inc.	133	1,674
Electro Scientific Industries, Inc.*	150	1,667
Vocus, Inc.*	90	1,663
LTX-Credence Corp.*	790	1,651
Infospace, Inc.*	188	1,628
Hypercom Corp.*	250	1,625
Sonic Solutions, Inc.*	140	1,593
Smith Micro Software, Inc.*	160	1,590
Ceva, Inc.*	110	1,573
ExlService Holdings, Inc.*	80	1,556
Bottomline Technologies, Inc.*	100	1,536
Photronics, Inc.*	290	1,534
Echelon Corp.*	177	1,513
ModusLink Global Solutions, Inc.*	238	1,511
Nanometrics, Inc.*	100	1,505
Diamond Management & Technology Consultants, Inc. — Class A	120	1,500
Imation Corp.*	160	1,493
EMS Technologies, Inc.*	80	1,490
Extreme Networks*	477	1,483
RealNetworks, Inc.*	452	1,474
Knot, Inc.*	160	1,461
S1 Corp.*	280	1,459
THQ, Inc.*	360	1,447
Mercury Computer Systems, Inc.*	120	1,444
Rudolph Technologies, Inc.*	167	1,388
Internap Network Services Corp.*	280	1,375
Symmetricom, Inc.*	240	1,373
UTStarcom, Inc.*	632	1,371
Lionbridge Technologies, Inc.*	317	1,363
Hughes Communications, Inc.*	50	1,362
Rubicon Technology, Inc.*	60	1,361
Novatel Wireless, Inc.*	170	1,340
Super Micro Computer, Inc.*	128	1,330
Aviat Networks, Inc.*	324	1,325
KIT Digital, Inc.*	110	1,319
Mindspeed Technologies, Inc.*	167	1,298
Measurement Specialties, Inc.*	70	1,294
NVE Corp.*	30	1,291
Keithley Instruments, Inc.	60	1,291
Powerwave Technologies, Inc.*	708	1,289
Opnet Technologies, Inc.	70	1,270
Kopin Corp.*	357	1,267
Cray, Inc.*	190	1,254
Silicon Graphics International Corp.*	160	1,242
IXYS Corp.*	130	1,242
Digi International, Inc.*	130	1,234
Interactive Intelligence, Inc.*	70	1,232

		MARKET
	SHARES	VALUE

Actuate Corp.*	238	$1,226
Radisys Corp.*	130	1,225
Pericom Semiconductor Corp.*	140	1,217
Integrated Silicon Solution, Inc.*	140	1,205
Intevac, Inc.*	120	1,201
ShoreTel, Inc.*	240	1,190
LoopNet, Inc.*	100	1,184
Anaren, Inc.*	70	1,175
support.com, Inc.*	250	1,145
AXT, Inc.*	170	1,125
Liquidity Services, Inc.*	70	1,121
Exar Corp.*	187	1,120
Seachange International, Inc.*	150	1,112
SS&C Technologies Holdings, Inc.*	70	1,106
Supertex, Inc.*	50	1,106
Global Cash Access Holdings, Inc.*	270	1,102
Comverge, Inc.*	140	1,100
Multi-Fineline Electronix, Inc.*	50	1,100
Monotype Imaging Holdings, Inc.*	120	1,098
Perficient, Inc.*	120	1,097
Axcelis Technologies, Inc.*	560	1,081
MoneyGram International, Inc.*	437	1,066
Electro Rent Corp.	80	1,062
Rosetta Stone, Inc.*	50	1,062
KVH Industries, Inc.*	70	1,051
Spansion, Inc. — Class A*	70	1,048
Bel Fuse, Inc. — Class B	50	1,041
Limelight Networks, Inc.*	177	1,041
Ultra Clean Holdings*	120	1,034
Magma Design Automation, Inc.*	277	1,025
Globecomm Systems, Inc.*	120	1,004
Ciber, Inc.*	328	987
Technitrol, Inc.	220	970
Wave Systems Corp. — Class A*	430	963
DemandTec, Inc.*	100	941
TeleCommunication Systems, Inc. — Class A*	240	938
PROS Holdings, Inc.*	100	928
VASCO Data Security International, Inc.*	140	910
Immersion Corp.*	150	886
Spectrum Control, Inc.*	60	883
Zygo Corp.*	90	882
Gerber Scientific, Inc.*	140	864
Zix Corp.*	300	852
Microtune, Inc.*	290	841
DSP Group, Inc.*	120	840
Rimage Corp.*	50	822
Saba Software, Inc.*	150	816
Advanced Analogic Technologies, Inc.*	230	807
Deltek, Inc.*	100	801
BigBand Networks, Inc.*	270	767

102	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Dice Holdings, Inc.*	90	$763
Openwave Systems, Inc.*	447	760
Evergreen Solar, Inc.*	1,029	755
QuinStreet, Inc.*	50	752
Mattson Technology, Inc.*	270	742
Richardson Electronics, Ltd.	70	735
MoSys, Inc.*	150	732
Conexant Systems, Inc.*	440	722
Archipelago Learning, Inc.*	60	718
Renaissance Learning, Inc.	70	713
PLX Technology, Inc.*	197	713
American Software, Inc. — Class A	120	708
Digimarc Corp.*	30	704
Keynote Systems, Inc.	60	697
Virtusa Corp.*	70	678
CDC Corporation — Class A*	160	677
X-Rite, Inc.*	177	671
Integral Systems, Inc.*	90	664
Trident Microsystems, Inc.*	383	655
Stamps.com, Inc.*	50	650
Agilysys, Inc.*	100	650
DDi Corp.	70	647
Echo Global Logistics, Inc.*	50	639
Online Resources Corp.*	140	622
Hackett Group, Inc.*	150	620
PC-Telephone, Inc.*	100	614
Computer Task Group, Inc.*	80	611
Calix, Inc.*	40	574
GSI Technology, Inc.*	100	573
NCI, Inc. — Class A*	30	568
SRS Labs, Inc.*	60	560
CPI International, Inc.*	40	560
Network Equipment Technologies, Inc.*	160	552
Marchex, Inc. — Class A	100	545
Meru Networks, Inc.*	30	517
Travelzoo, Inc.*	20	515
FalconStor Software, Inc.*	160	490
Occam Networks, Inc.*	60	470
ICx Technologies, Inc.*	60	453
Tessco Technologies, Inc.	30	452
Hutchinson Technology, Inc.*	130	451
MaxLinear, Inc. — Class A*	40	449
PDF Solutions, Inc.*	117	433
ePlus, Inc.*	20	429
TechTarget, Inc.*	80	420
Guidance Software, Inc.*	70	409
Local.com Corp.*	90	398
Tier Technologies, Inc. — Class B*	70	388
SPS Commerce, Inc.*	30	385
Opnext, Inc.*	230	361
PC Connection, Inc.*	50	341

		MARKET
	SHARES	VALUE

Alpha & Omega Semiconductor Ltd.*	30	$341
Presstek, Inc.*	150	329
Viasystems Group, Inc.*	20	304
Network Engines, Inc.*	190	277
Convio, Inc.*	30	277
QAD, Inc.*	60	250
FSI International, Inc.*	87	231
TeleNav, Inc.*	40	212
Ikanos Communications, Inc.*	160	190
Stream Global Services, Inc.*	20	81

Total Information Technology		1,005,900

INDUSTRIALS - 7.3%
Nordson Corp.	180	13,264
Woodward Governor Co.	330	10,699
CLARCOR, Inc.	270	10,430
Acuity Brands, Inc.	230	10,175
GrafTech International Ltd.*	650	10,160
Baldor Electric Co.	248	10,019
Alaska Air Group, Inc.*	188	9,594
Hexcel Corp.*	520	9,251
Esterline Technologies Corp.*	160	9,157
Genesee & Wyoming, Inc. — Class A*	210	9,112
EMCOR Group, Inc.*	358	8,803
JetBlue Airways Corp.*	1,314	8,791
Moog, Inc. — Class A*	240	8,522
Watsco, Inc.	150	8,352
Actuant Corp. — Class A	357	8,197
Clean Harbors, Inc.*	120	8,130
US Airways Group, Inc.*	866	8,011
Geo Group, Inc.*	330	7,705
Brady Corp. — Class A	260	7,584
Curtiss-Wright Corp.	250	7,575
AO Smith Corp.	130	7,526
Dollar Thrifty Automotive Group, Inc.*	150	7,521
American Superconductor Corp.*	240	7,464
Teledyne Technologies, Inc.*	187	7,446
Atlas Air Worldwide Holdings, Inc.*	140	7,042
Applied Industrial Technologies, Inc.	230	7,038
United Stationers, Inc.*	130	6,956
Tetra Tech, Inc.*	328	6,878
HEICO Corp.	150	6,846
HNI Corp.	238	6,845
Triumph Group, Inc.	90	6,713
Belden, Inc.	248	6,542
EnerSys*	260	6,492
Avis Budget Group, Inc.*	546	6,361
Knight Transportation, Inc.	324	6,263
Kaydon Corp.	180	6,228
Herman Miller, Inc.	307	6,042
ABM Industries, Inc.	279	6,024

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Brink’s Co.	260	$5,980
HUB Group, Inc. — Class A*	200	5,852
Corporate Executive Board Co.	178	5,618
Old Dominion Freight Line, Inc.*	220	5,592
Watts Water Technologies, Inc. — Class A	160	5,448
Healthcare Services Group, Inc.	239	5,447
Simpson Manufacturing Company, Inc.	210	5,414
CoStar Group, Inc.*	110	5,358
Deluxe Corp.	280	5,356
AirTran Holdings, Inc.*	726	5,336
Mueller Industries, Inc.	199	5,272
Briggs & Stratton Corp.	270	5,133
Insituform Technologies, Inc. — Class A*	210	5,078
Middleby Corp.*	80	5,071
Rollins, Inc.	210	4,910
GeoEye, Inc.*	121	4,898
II-VI, Inc.*	130	4,853
United Rentals, Inc.*	322	4,778
Orbital Sciences Corp.*	310	4,743
Werner Enterprises, Inc.	230	4,713
DigitalGlobe, Inc.*	154	4,682
ESCO Technologies, Inc.	140	4,656
Barnes Group, Inc.	260	4,573
Granite Construction, Inc.	190	4,321
Skywest, Inc.	300	4,188
Forward Air Corp.	160	4,160
Korn*	250	4,135
RBC Bearings, Inc.*	120	4,078
Heartland Express, Inc.	270	4,015
Franklin Electric Company, Inc.	120	3,979
Amerco, Inc.*	50	3,974
AAR Corp.*	208	3,881
Knoll, Inc.	250	3,878
Interface, Inc. — Class A	267	3,799
Mine Safety Appliances Co.	140	3,794
Kaman Corp.	140	3,669
Robbins & Myers, Inc.	137	3,669
Polypore International, Inc.*	120	3,619
Advisory Board Co.*	80	3,532
A123 Systems, Inc.*	390	3,498
Beacon Roofing Supply, Inc.*	239	3,482
EnerNOC, Inc.*	110	3,455
Quanex Building Products Corp.	200	3,454
EnPro Industries, Inc.*	110	3,441
Resources Connection, Inc.	250	3,440
Ameron International Corp.	50	3,398
Steelcase, Inc. — Class A	407	3,390
Allegiant Travel Co. — Class A	80	3,386
Arkansas Best Corp.	139	3,368
Blount International, Inc.*	260	3,310
Ceradyne, Inc.*	140	3,269
Cubic Corp.	80	3,264
Badger Meter, Inc.	80	3,238

		MARKET
	SHARES	VALUE

TrueBlue, Inc.*	237	$3,235
Administaff, Inc.	120	3,232
Interline Brands, Inc.*	177	3,193
Acacia Research - Acacia Technologies*	180	3,168
McGrath Rentcorp	130	3,114
Navigant Consulting, Inc.*	267	3,105
Unifirst Corp.	70	3,091
Tennant Co.	100	3,090
Chart Industries, Inc.*	150	3,054
Lindsay Corp.	70	3,032
Raven Industries, Inc.	80	3,031
AZZ, Inc.	70	2,999
SYKES Enterprises, Inc.*	220	2,988
American Science & Engineering, Inc.	40	2,946
Griffon Corp.*	240	2,926
Universal Forest Products, Inc.	100	2,925
Mobile Mini, Inc.*	190	2,915
MasTec, Inc.*	280	2,890
GT Solar International, Inc.*	342	2,863
Astec Industries, Inc.*	100	2,853
Tutor Perini Corp.*	142	2,853
Layne Christensen Co.*	110	2,848
CIRCOR International, Inc.	90	2,844
Albany International Corp. — Class A	150	2,838
ATC Technology Corp.*	110	2,721
Huron Consulting Group, Inc.*	120	2,639
NACCO Industries, Inc. — Class A	30	2,622
Rush Enterprises, Inc. — Class A*	170	2,608
Wabash National Corp.*	320	2,589
Titan International, Inc.	190	2,578
Ennis, Inc.	140	2,505
Mueller Water Products, Inc. — Class A	828	2,501
Bowne & Company, Inc.	220	2,493
John Bean Technologies Corp.	154	2,481
EnergySolutions, Inc.	480	2,414
Tredegar Corp.	127	2,410
Exponent, Inc.*	70	2,351
G&K Services, Inc. — Class A	100	2,286
Aircastle, Ltd.	267	2,264
ICF International, Inc.*	90	2,256
Kforce, Inc.*	160	2,195
TAL International Group, Inc.	90	2,180
Ladish Company, Inc.*	70	2,179
Comfort Systems USA, Inc.	200	2,146
Altra Holdings, Inc.*	145	2,136
Viad Corp.	110	2,127
Dycom Industries, Inc.*	210	2,098
Consolidated Graphics, Inc.*	50	2,073
Sun Hydraulics Corp.	70	1,973
Colfax Corp.*	130	1,933
Gorman-Rupp Co.	70	1,929
RSC Holdings, Inc.*	257	1,917

104	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Force Protection, Inc.*	380	$1,915
Marten Transport Ltd.	80	1,854
Dolan Co.*	160	1,819
MYR Group, Inc.*	110	1,803
Great Lakes Dredge & Dock Corp.	310	1,801
Aerovironment, Inc.*	80	1,780
Federal Signal Corp.	328	1,768
Air Transport Services Group, Inc.*	288	1,754
Genco Shipping & Trading Ltd.*	110	1,753
Heidrick & Struggles International, Inc.	90	1,753
Applied Signal Technology, Inc.	70	1,742
Eagle Bulk Shipping, Inc.*	330	1,723
Team, Inc.*	100	1,721
Orion Marine Group, Inc.*	137	1,700
Standex International Corp.	70	1,693
Hawaiian Holdings, Inc.*	280	1,677
ACCO Brands Corp.*	290	1,668
SFN Group, Inc.*	277	1,665
Columbus McKinnon Corp.*	100	1,659
AAON, Inc.	70	1,646
Kelly Services, Inc. — Class A*	140	1,642
Encore Wire Corp.	80	1,641
Cascade Corp.	50	1,590
Greenbrier Companies, Inc.*	100	1,559
Powell Industries, Inc.*	50	1,556
American Reprographics Co.*	197	1,546
GenCorp, Inc.*	310	1,525
Cenveo, Inc.*	300	1,509
FreightCar America, Inc.	60	1,476
Republic Airways Holdings, Inc.*	178	1,474
Vicor Corp.	100	1,461
LB Foster Co. — Class A*	50	1,447
US Ecology, Inc.	90	1,440
Gibraltar Industries, Inc.*	160	1,437
Satcon Technology Corp.*	380	1,429
CBIZ, Inc.*	240	1,423
3D Systems Corp.*	90	1,414
Celadon Group, Inc.*	100	1,381
Apogee Enterprises, Inc.	150	1,373
Generac Holdings, Inc.*	100	1,364
Saia, Inc.*	90	1,344
Textainer Group Holdings Ltd.	50	1,337
Trex Company, Inc.*	70	1,335
Kadant, Inc.*	70	1,324
Taser International, Inc.*	336	1,304
School Specialty, Inc.*	100	1,301
Hawk Corp. — Class A*	30	1,298
Commercial Vehicle Group, Inc.*	127	1,293
Sauer-Danfoss, Inc.*	60	1,277
Energy Conversion Devices, Inc.*	250	1,255
Ampco-Pittsburgh Corp.	50	1,241
Ener1, Inc.*	331	1,218
M&F Worldwide Corp.*	50	1,217
Standard Parking Corp.*	70	1,197

		MARKET
	SHARES	VALUE

H&E Equipment Services, Inc.*	150	$1,196
PMFG, Inc.*	70	1,194
Trimas Corp.*	80	1,188
Excel Maritime Carriers Ltd. — Class A*	210	1,180
RailAmerica, Inc.*	120	1,156
Herley Industries, Inc.*	70	1,155
Advanced Battery Technologies, Inc.*	318	1,142
Titan Machinery, Inc.*	70	1,141
American Commercial Lines, Inc.*	40	1,115
Sterling Construction Company, Inc.*	90	1,114
Schawk, Inc. — Class A	60	1,108
Ducommun, Inc.	50	1,089
Pacer International, Inc.*	180	1,087
CRA International, Inc.*	60	1,083
Microvision, Inc.*	480	1,051
Tecumseh Products Co. — Class A*	90	1,032
Houston Wire & Cable Co.	100	1,003
Capstone Turbine Corp.*	1,290	996
Kimball International, Inc. — Class B	170	991
Michael Baker Corp.*	30	989
On Assignment, Inc.*	187	982
Furmanite Corp.*	200	976
APAC Customer Services, Inc.*	170	962
Kratos Defense & Security Solutions, Inc.*	90	958
Aceto Corp.	140	951
Broadwind Energy, Inc.*	501	937
Dynamic Materials Corp.	60	907
CDI Corp.	70	904
American Woodmark Corp.	50	886
Baltic Trading Ltd.	80	881
Northwest Pipe Co.*	50	875
LaBarge, Inc.*	70	874
Astronics Corp.*	50	873
NCI Building Systems, Inc.*	90	858
Innerworkings, Inc.*	130	854
International Shipholding Corp.	30	847
PowerSecure International, Inc.*	90	833
Mistras Group, Inc.*	70	811
Insteel Industries, Inc.	90	808
LMI Aerospace, Inc.*	50	796
Energy Recovery, Inc.*	220	790
American Railcar Industries, Inc.*	50	784
Graham Corp.	50	776
Ultrapetrol Bahamas Ltd.*	120	770
Multi-Color Corp.	50	770
Dynamex, Inc.*	50	762
DXP Enterprises, Inc.*	40	759
CAI International, Inc.*	50	759
Metalico, Inc.*	197	755
Primoris Services Corp.	110	719

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Courier Corp.	50	$711
Thermadyne Holdings Corp.*	50	706
Met-Pro Corp.	70	706
VSE Corp.	20	705
Patriot Transportation Holding, Inc.*	10	701
Twin Disc, Inc.	50	698
Miller Industries, Inc.	50	676
Horizon Lines, Inc. — Class A	160	672
Alamo Group, Inc.	30	670
Lydall, Inc.*	90	662
Flow International Corp.*	250	657
LSI Industries, Inc.	100	642
Hill International, Inc.*	143	641
GP Strategies Corp.*	70	636
Fuel Tech, Inc.*	100	627
Douglas Dynamics, Inc.	50	618
Barrett Business Services, Inc.	40	608
Hudson Highland Group, Inc.*	170	585
Pike Electric Corp.*	80	582
Volt Information Sciences, Inc.*	80	576
Franklin Covey Co.*	70	556
Builders FirstSource, Inc.*	240	547
Casella Waste Systems, Inc. — Class A*	130	546
Pinnacle Airlines Corp.*	100	543
Roadrunner Transportation Systems, Inc.*	50	542
Xerium Technologies, Inc.*	40	527
UQM Technologies, Inc.*	190	486
Applied Energetics, Inc.*	420	470
Universal Truckload Services, Inc.*	30	470
USA Truck, Inc.*	30	449
Global Defense Technology & Systems, Inc.*	30	411
Park-Ohio Holdings Corp.*	30	399
Argan, Inc.*	40	374
Lawson Products, Inc.	20	305
Standard Register Co.	100	292
PAM Transportation Services, Inc.*	20	252
Hoku Corp.*	90	246
United Capital Corp.*	10	243
Coleman Cable, Inc.*	40	240
BlueLinx Holdings, Inc.*	60	239
PGT, Inc.*	100	228
FuelCell Energy, Inc.*	172	212
Quality Distribution, Inc.*	30	191
LECG Corp.*	140	154
Omega Flex, Inc.	10	143

Total Industrials		823,333

CONSUMER DISCRETIONARY - 6.7%
Sotheby’s	358	13,182
Warnaco Group, Inc.*	238	12,169
Polaris Industries, Inc.	170	11,067
Deckers Outdoor Corp.*	210	10,492

		MARKET
	SHARES	VALUE

Dana Holding Corp.*	753	$9,277
Tenneco, Inc.*	320	9,270
Jones Apparel Group, Inc.	469	9,211
Valassis Communications, Inc.*	270	9,150
Life Time Fitness, Inc.*	220	8,683
Under Armour, Inc. — Class A*	190	8,558
Cheesecake Factory, Inc.*	322	8,523
Carter’s, Inc.*	323	8,505
ArvinMeritor, Inc.*	510	7,925
Wolverine World Wide, Inc.	270	7,833
Rent-A-Center, Inc. — Class A	348	7,788
Live Nation Entertainment, Inc.*	762	7,529
Childrens Place Retail Stores, Inc.*	150	7,315
Coinstar, Inc.*	170	7,308
Brunswick Corp.	480	7,306
Dress Barn, Inc.*	307	7,291
Vail Resorts, Inc.*	188	7,054
Capella Education Co.*	90	6,986
Jo-Ann Stores, Inc.*	154	6,861
Iconix Brand Group, Inc.*	392	6,860
Gymboree Corp.*	163	6,771
Men’s Wearhouse, Inc.	280	6,661
Cracker Barrel Old Country Store, Inc.	130	6,599
Cooper Tire & Rubber Co.	334	6,556
AnnTaylor Stores Corp.*	320	6,477
Jack in the Box, Inc.*	300	6,432
Jos A. Bank Clothiers, Inc.*	150	6,391
Saks, Inc.*	732	6,295
HSN, Inc.*	210	6,279
Eastman Kodak Co.*	1,436	6,031
OfficeMax, Inc.*	460	6,021
CROCS, Inc.*	459	5,972
Regis Corp.	308	5,892
Gaylord Entertainment Co.*	190	5,795
Sally Beauty Holdings, Inc.*	515	5,768
Collective Brands, Inc.*	352	5,681
Matthews International Corp. — Class A	160	5,658
PF Chang’s China Bistro, Inc.	120	5,544
Orient-Express Hotels Ltd. — Class A*	488	5,441
Dillard’s, Inc. — Class A	230	5,437
Pool Corp.	270	5,419
Steven Madden Ltd.*	130	5,338
Ulta Salon Cosmetics & Fragrance, Inc.*	174	5,081
Monro Muffler Brake, Inc.	110	5,072
Cinemark Holdings, Inc.	310	4,991
Talbots, Inc.*	380	4,978
99 Cents Only Stores*	250	4,720
Pier 1 Imports, Inc.*	560	4,586
DineEquity, Inc.*	100	4,498
Bob Evans Farms, Inc.	160	4,491
Skechers U.S.A., Inc. — Class A*	187	4,393

106	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Scholastic Corp.	157	$4,368
Texas Roadhouse, Inc. — Class A*	310	4,359
Timberland Co. — Class A*	220	4,358
Buffalo Wild Wings, Inc.*	90	4,310
Ryland Group, Inc.	240	4,301
Cabela’s, Inc.*	220	4,176
Ruby Tuesday, Inc.*	350	4,155
CEC Entertainment, Inc.*	120	4,120
National CineMedia, Inc.	230	4,117
Cato Corp. — Class A	150	4,014
Helen of Troy Ltd.*	158	3,996
Arbitron, Inc.	140	3,916
Group 1 Automotive, Inc.*	130	3,884
Genesco, Inc.*	130	3,884
American Greetings Corp. — Class A	208	3,867
K12, Inc.*	130	3,774
Buckle, Inc.	142	3,769
Finish Line, Inc. — Class A	270	3,756
Grand Canyon Education, Inc.*	170	3,728
Hibbett Sports, Inc.*	148	3,693
Pinnacle Entertainment, Inc.*	327	3,646
Shutterfly, Inc.*	140	3,639
Maidenform Brands, Inc.*	120	3,462
Barnes & Noble, Inc.	210	3,404
Scientific Games Corp. — Class A*	350	3,395
BJ’s Restaurants, Inc.*	120	3,379
Meritage Homes Corp.*	170	3,335
Dex One Corp.*	270	3,316
Corinthian Colleges, Inc.*	470	3,299
Biglari Holdings, Inc.*	10	3,286
Modine Manufacturing Co.*	250	3,243
National Presto Industries, Inc.	30	3,194
Liz Claiborne, Inc.*	510	3,101
Belo Corp. — Class A*	493	3,057
Penske Automotive Group, Inc.*	230	3,036
Lumber Liquidators Holdings, Inc.*	121	2,973
PEP Boys-Manny Moe & Jack	280	2,962
American Public Education, Inc.*	90	2,957
True Religion Apparel, Inc.*	137	2,924
Columbia Sportswear Co.	50	2,922
Papa John’s International, Inc.*	110	2,902
American Axle & Manufacturing Holdings, Inc.*	320	2,886
Interval Leisure Group, Inc.*	210	2,829
Quiksilver, Inc.*	704	2,753
Fuel Systems Solutions, Inc.*	70	2,738
Stage Stores, Inc.	210	2,730
Sonic Corp.*	335	2,707
NutriSystem, Inc.	140	2,694
Blue Nile, Inc.*	60	2,669
Steiner Leisure Ltd.*	70	2,667
Lions Gate Entertainment Corp.*	360	2,646
Jakks Pacific, Inc.*	150	2,646
Brown Shoe Company, Inc.	230	2,638

		MARKET
	SHARES	VALUE

Domino’s Pizza, Inc.*	197	$2,604
RC2 Corp.*	120	2,514
G-III Apparel Group Ltd.*	80	2,510
Pre-Paid Legal Services, Inc.*	40	2,500
Fred’s, Inc. — Class A	210	2,478
Vitamin Shoppe, Inc.*	90	2,471
Harte-Hanks, Inc.	210	2,451
Callaway Golf Co.	350	2,450
Ameristar Casinos, Inc.	140	2,443
Shuffle Master, Inc.*	290	2,439
Stewart Enterprises, Inc. — Class A	440	2,372
La-Z-Boy, Inc. *	277	2,338
Zumiez, Inc.*	110	2,328
Standard Pacific Corporation*	568	2,255
Asbury Automotive Group, Inc.*	160	2,251
Ethan Allen Interiors, Inc.	128	2,235
Charming Shoppes, Inc.*	619	2,179
Universal Technical Institute, Inc.	111	2,170
Knology, Inc.*	160	2,149
Boyd Gaming Corp.*	290	2,102
PetMed Express, Inc.	120	2,100
Drew Industries, Inc.*	100	2,086
Superior Industries International, Inc.	120	2,074
Sonic Automotive, Inc. — Class A*	210	2,064
Peet’s Coffee & Tea, Inc.*	60	2,054
iRobot Corp.*	110	2,043
DSW, Inc. — Class A*	70	2,009
Select Comfort Corp.*	290	1,966
Exide Technologies*	407	1,950
Citi Trends, Inc.*	80	1,937
Volcom, Inc.*	100	1,912
Pacific Sunwear of California, Inc.*	365	1,909
Ascent Media Corp. — Class A*	70	1,870
Wet Seal, Inc. — Class A*	551	1,868
Dorman Products, Inc.*	60	1,849
K-Swiss, Inc. — Class A*	145	1,849
World Wrestling Entertainment, Inc. — Class A	130	1,808
Rue21, Inc.*	70	1,807
Churchill Downs, Inc.	50	1,786
AFC Enterprises, Inc.*	140	1,736
hhgregg, Inc.*	70	1,733
California Pizza Kitchen, Inc.*	100	1,706
Coldwater Creek, Inc.*	322	1,697
Sinclair Broadcast Group, Inc. — Class A*	240	1,685
Winnebago Industries, Inc.*	160	1,667
Oxford Industries, Inc.	70	1,665
Beazer Homes USA, Inc.*	400	1,652
Denny’s Corp.*	530	1,648
Big 5 Sporting Goods Corp.	120	1,610
Core-Mark Holding Company, Inc.*	50	1,548
Bridgepoint Education, Inc.*	100	1,546
Christopher & Banks Corp.	188	1,487

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

CKX, Inc.*	300	$1,470
Universal Electronics, Inc.*	70	1,459
HOT Topic, Inc.	239	1,432
Krispy Kreme Doughnuts, Inc.*	310	1,420
Mediacom Communications Corp. — Class A*	209	1,381
Red Robin Gourmet Burgers, Inc.*	70	1,373
Express, Inc.*	90	1,369
Sturm Ruger & Company, Inc.	100	1,364
EW Scripps Co. — Class A*	170	1,340
Marcus Corp.	110	1,303
Bebe Stores, Inc.	180	1,298
Retail Ventures, Inc.*	120	1,291
Rentrak Corp.*	50	1,263
America’s Car-Mart, Inc.*	50	1,259
McClatchy Co. — Class A*	320	1,258
Kirkland’s, Inc.*	90	1,247
Blyth, Inc.	30	1,237
Amerigon, Inc.*	120	1,236
Furniture Brands International, Inc.*	227	1,221
Stein Mart, Inc.*	137	1,210
Standard Motor Products, Inc.	110	1,158
Lincoln Educational Services Corp.*	80	1,153
Lithia Motors, Inc. — Class A	120	1,151
Smith & Wesson Holding Corp.*	320	1,139
Ambassadors Group, Inc.	100	1,134
Hovnanian Enterprises, Inc. — Class A*	280	1,100
Overstock.com, Inc.*	70	1,100
Speedway Motorsports, Inc.	70	1,098
Perry Ellis International, Inc.*	50	1,092
Warner Music Group Corp.*	240	1,080
Cavco Industries, Inc.*	30	1,077
Media General, Inc. — Class A*	120	1,075
Entercom Communications Corp. — Class A*	135	1,061
Libbey, Inc.*	80	1,054
Journal Communications, Inc. — Class A*	228	1,028
Shoe Carnival, Inc.*	50	1,011
Unifi, Inc.*	220	992
Destination Maternity Corp.*	30	988
Leapfrog Enterprises, Inc. — Class A*	180	986
Haverty Furniture Companies, Inc.	90	982
Landry’s Restaurants, Inc.*	40	980
Drugstore.com, Inc.*	501	962
Global Sources Ltd.*	120	906
Casual Male Retail Group, Inc.*	220	898
Morgans Hotel Group Co.*	120	878
Movado Group, Inc.*	80	870
MarineMax, Inc.*	120	845
Stoneridge, Inc.*	80	841
Spartan Motors, Inc.	180	835
M/I Homes, Inc.*	80	830

		MARKET
	SHARES	VALUE

CPI Corp.	30	$776
Tuesday Morning Corp.*	160	763
Lifetime Brands, Inc.*	50	755
Cherokee, Inc.	40	730
Mac-Gray Corp.	60	728
Weyco Group, Inc.	30	727
O’Charleys, Inc.*	100	719
West Marine, Inc.*	70	711
AH Belo Corp. — Class A*	100	707
Jamba, Inc.*	320	701
CSS Industries, Inc.	40	692
Kenneth Cole Productions, Inc. — Class A*	40	667
Martha Stewart Living Omnimedia — Class A*	140	664
LIN TV Corp. — Class A*	147	653
Lee Enterprises, Inc.*	240	643
Ruth’s Hospitality Group, Inc.*	160	642
Sealy Corp.*	260	634
SuperMedia, Inc.*	60	634
Orbitz Worldwide, Inc.*	100	630
McCormick & Schmick’s Seafood
Restaurants, Inc.*	80	622
Playboy Enterprises, Inc. —
Class B*	120	617
Audiovox Corp. — Class A*	90	616
Arctic Cat, Inc.*	60	615
Systemax, Inc.	50	614
Bon-Ton Stores, Inc.	60	610
Skyline Corp.	30	608
Ballantyne Strong, Inc.*	70	605
Gaiam, Inc. — Class A	90	602
Hooker Furniture Corp.	50	581
REX American Resources Corp.*	40	580
US Auto Parts Network, Inc.*	70	574
Monarch Casino & Resort, Inc.*	50	560
Multimedia Games, Inc.*	150	555
Build-A-Bear Workshop, Inc. — Class A*	90	544
Midas, Inc.*	70	533
Fisher Communications, Inc.*	30	523
Gray Television, Inc.*	260	523
Entravision Communications Corp. — Class A*	260	517
Steinway Musical Instruments, Inc.*	30	517
Kid Brands, Inc.*	60	516
RG Barry Corp.	50	514
Isle of Capri Casinos, Inc.*	70	501
Culp, Inc.*	50	490
Joe’s Jeans, Inc.*	230	485
Delta Apparel, Inc.*	30	450
Red Lion Hotels Corp.*	60	446
Carmike Cinemas, Inc.*	50	436
Vitacost.com, Inc.*	70	421
Caribou Coffee Company, Inc.*	40	416

108	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Lacrosse Footwear, Inc.	30	$414
ReachLocal, Inc.*	30	413
Brookfield Homes Corp.*	50	409
Summer Infant, Inc.*	50	391
Carrols Restaurant Group, Inc.*	70	371
LodgeNet Interactive Corp.*	130	364
New York & Company, Inc.*	140	360
PRIMEDIA, Inc.	90	342
Cumulus Media, Inc. — Class A*	120	337
Winmark Corp.	10	334
Outdoor Channel Holdings, Inc.*	60	332
Einstein Noah Restaurant Group, Inc.*	30	318
Borders Group, Inc.*	267	318
Marine Products Corp.*	50	307
Shiloh Industries, Inc.*	30	290
1-800-Flowers.com, Inc. — Class A*	138	261
Nexstar Broadcasting Group, Inc. — Class A*	50	257
Johnson Outdoors, Inc. — Class A*	20	256
Cambium Learning Group, Inc.*	80	256
Westwood One, Inc.*	30	255
American Apparel, Inc.*	180	221
Princeton Review, Inc.*	100	204
Learning Tree International, Inc.	20	202
National American University Holdings, Inc.	30	202
Bluegreen Corp.*	70	195
Conn’s, Inc.*	40	186
Empire Resorts, Inc.*	140	155
Radio One, Inc. — Class D*	170	150
Books-A-Million, Inc. — Class A	20	120
Beasley Broadcasting Group, Inc. — Class A*	20	106
Crown Media Holdings, Inc. — Class A*	10	24

Total Consumer Discretionary		762,003

HEALTH CARE - 6.2%
Salix Pharmaceuticals Ltd.*	310	12,313
AMERIGROUP Corp.*	280	11,892
STERIS Corp.	318	10,564
Psychiatric Solutions, Inc.*	310	10,400
Owens & Minor, Inc.	340	9,676
Healthsouth Corp.*	500	9,600
Medicis Pharmaceutical Corp. — Class A	320	9,488
Onyx Pharmaceuticals, Inc.*	341	8,996
HMS Holdings Corp.*	150	8,841
Magellan Health Services, Inc.*	177	8,361
Savient Pharmaceuticals, Inc.*	357	8,165
American Medical Systems Holdings, Inc.*	400	7,832
Dionex Corp.*	90	7,780

		MARKET
	SHARES	VALUE

Healthspring, Inc.*	300	$7,752
Masimo Corp.	280	7,647
Immucor, Inc.*	385	7,635
Haemonetics Corp.*	130	7,609
Nektar Therapeutics*	510	7,533
Incyte Corporation Ltd.*	470	7,515
Alkermes, Inc.*	508	7,442
NuVasive, Inc.*	210	7,379
Cubist Pharmaceuticals, Inc.*	310	7,251
Parexel International Corp.*	308	7,124
Catalyst Health Solutions, Inc.*	200	7,042
Seattle Genetics, Inc.*	450	6,988
Volcano Corp.*	267	6,937
Acorda Therapeutics, Inc.*	210	6,934
Chemed Corp.	120	6,836
Theravance, Inc.*	340	6,834
Impax Laboratories, Inc.*	344	6,811
WellCare Health Plans, Inc.*	230	6,661
Quality Systems, Inc.	100	6,631
PSS World Medical, Inc.*	310	6,628
Sirona Dental Systems, Inc.*	177	6,379
Viropharma, Inc.*	418	6,232
Align Technology, Inc.*	317	6,207
West Pharmaceutical Services, Inc.	179	6,141
Centene Corp.*	260	6,133
Cepheid, Inc.*	325	6,081
athenahealth, Inc.*	177	5,845
Bruker Corp.*	395	5,542
Auxilium Pharmaceuticals, Inc.*	217	5,377
Par Pharmaceutical Companies, Inc.*	180	5,234
Pharmasset, Inc.*	165	4,867
MedAssets, Inc.*	230	4,839
Meridian Bioscience, Inc.	217	4,748
Integra LifeSciences Holdings Corp.*	115	4,538
Isis Pharmaceuticals, Inc.*	509	4,276
Invacare Corp.	160	4,242
Medicines Co.*	290	4,118
DexCom, Inc.*	309	4,085
Neogen Corp.*	120	4,062
MWI Veterinary Supply, Inc.*	70	4,040
Martek Biosciences Corp.*	177	4,006
Cyberonics, Inc.*	148	3,949
Zoll Medical Corp.*	120	3,872
Arthrocare Corp.*	137	3,724
CONMED Corporation*	160	3,586
Amedisys, Inc.*	150	3,570
HeartWare International, Inc.*	50	3,438
PDL BioPharma, Inc.	638	3,356
Momenta Pharmaceuticals, Inc.*	219	3,296
InterMune, Inc.*	238	3,242
Gentiva Health Services, Inc.*	148	3,234
Luminex Corp.*	200	3,200

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	109

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Analogic Corp.	70	$3,142
Landauer, Inc.	50	3,131
Amsurg Corp. — Class A*	175	3,059
Wright Medical Group, Inc.*	210	3,026
Enzon Pharmaceuticals, Inc.*	267	3,004
Halozyme Therapeutics, Inc.*	386	2,976
Questcor Pharmaceuticals, Inc.*	300	2,976
Celera Corp.*	437	2,945
Geron Corp.*	530	2,931
Micromet, Inc.*	428	2,876
Vivus, Inc.*	426	2,850
Orthofix International N.V.*	90	2,828
Zymogenetics, Inc.*	290	2,827
Abaxis, Inc.*	120	2,772
Greatbatch, Inc.*	118	2,736
Bio-Reference Labs, Inc.*	130	2,712
Kindred Healthcare, Inc.*	207	2,695
Targacept, Inc.*	120	2,681
RehabCare Group, Inc.*	130	2,629
Universal American Corp.	171	2,522
Air Methods Corp.*	60	2,495
NxStage Medical, Inc.*	130	2,483
Insulet Corp.*	170	2,404
Rigel Pharmaceuticals, Inc.*	279	2,346
SonoSite, Inc.*	70	2,346
Medivation, Inc.*	180	2,340
Conceptus, Inc.*	170	2,337
Alnylam Pharmaceuticals, Inc.*	187	2,296
Exelixis, Inc.*	580	2,274
Immunogen, Inc.*	360	2,257
Ariad Pharmaceuticals, Inc.*	590	2,254
ICU Medical, Inc.*	60	2,237
Natus Medical, Inc.*	152	2,215
NPS Pharmaceuticals, Inc.*	320	2,189
IPC The Hospitalist Company, Inc.*	80	2,186
Omnicell, Inc.*	166	2,171
Merit Medical Systems, Inc.*	136	2,161
Computer Programs & Systems, Inc.	50	2,128
Healthways, Inc.*	180	2,095
Accelrys, Inc.*	299	2,081
Select Medical Holdings Corp.*	270	2,079
Hanger Orthopedic Group, Inc.*	140	2,036
Angiodynamics, Inc.*	130	1,981
MannKind Corp.*	292	1,974
Allos Therapeutics, Inc.*	418	1,973
eResearchTechnology, Inc.*	260	1,945
Medidata Solutions, Inc.*	100	1,920
Inspire Pharmaceuticals, Inc.*	320	1,904
AMAG Pharmaceuticals, Inc.*	110	1,893
Emeritus Corp.*	110	1,877
Res-Care, Inc.*	140	1,858
Syneron Medical Ltd.*	187	1,855
Triple-S Management Corp. — Class B*	110	1,853

		MARKET
	SHARES	VALUE

Symmetry Medical, Inc.*	190	$1,832
ABIOMED, Inc.*	170	1,804
Metabolix, Inc.*	140	1,761
Affymetrix, Inc.*	380	1,733
Emergent Biosolutions, Inc.*	100	1,726
Lexicon Pharmaceuticals, Inc.*	1,065	1,704
Accuray, Inc.*	268	1,667
Optimer Pharmaceuticals, Inc.*	178	1,632
LHC Group, Inc.*	70	1,623
Pharmacyclics, Inc.*	200	1,612
Ardea Biosciences, Inc.*	70	1,610
Neurocrine Biosciences, Inc.*	260	1,576
Atrion Corp.	10	1,575
Unilife Corp.*	260	1,568
PharMerica Corp.*	160	1,525
Assisted Living Concepts, Inc. — Class A*	50	1,522
National Healthcare Corp.	40	1,483
SIGA Technologies, Inc.*	170	1,438
Sequenom, Inc.*	205	1,437
MAKO Surgical Corp.*	144	1,380
Exact Sciences Corp.*	190	1,376
Quidel Corp.*	120	1,319
Keryx Biopharmaceuticals, Inc.*	270	1,299
Genoptix, Inc.*	90	1,278
Corvel Corp.*	30	1,273
Ensign Group, Inc.	70	1,256
Depomed, Inc.*	280	1,254
Cross Country Healthcare, Inc.*	173	1,244
AVANIR Pharmaceuticals, Inc. — Class A*	388	1,238
Dyax Corp.*	521	1,235
Akorn, Inc.*	298	1,204
Durect Corp.*	468	1,189
Almost Family, Inc.*	40	1,185
Pain Therapeutics, Inc.*	190	1,174
Endologix, Inc.*	257	1,172
Kensey Nash Corp.*	40	1,156
Nabi Biopharmaceuticals*	240	1,152
Providence Service Corp.*	70	1,147
Health Grades, Inc.*	140	1,147
Cantel Medical Corp.	70	1,134
Spectrum Pharmaceuticals, Inc.*	270	1,126
BMP Sunstone Corp.*	148	1,125
Arqule, Inc.*	218	1,123
Immunomedics, Inc.*	348	1,121
Medcath Corp.*	110	1,108
Cadence Pharmaceuticals, Inc.*	130	1,085
AVI BioPharma, Inc.*	589	1,084
BioScrip, Inc.*	210	1,084
Molina Healthcare, Inc.*	40	1,080
Cytori Therapeutics, Inc.*	220	1,076
SurModics, Inc.*	90	1,073
MAP Pharmaceuticals, Inc.*	70	1,071
Opko Health, Inc.*	478	1,071

110	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Genomic Health, Inc.*	80	$1,069
XenoPort, Inc.*	150	1,066
Chindex International, Inc.*	70	1,058
Vascular Solutions, Inc.*	90	1,033
Team Health Holdings, Inc.*	80	1,033
Sunrise Senior Living, Inc.*	300	1,029
Ironwood Pharmaceuticals, Inc. — Class A*	100	1,018
Clarient, Inc.*	300	1,014
Maxygen, Inc.*	175	1,013
OraSure Technologies, Inc.*	250	1,012
Vanda Pharmaceuticals, Inc.*	150	1,002
Ligand Pharmaceuticals, Inc. — Class B*	633	1,000
Pozen, Inc.*	140	991
AGA Medical Holdings, Inc.*	70	977
Spectranetics Corp.*	180	976
ZIOPHARM Oncology, Inc.*	260	975
American Dental Partners, Inc.*	80	965
Staar Surgical Co.*	178	963
Caliper Life Sciences, Inc.*	240	958
Orexigen Therapeutics, Inc.*	160	949
Obagi Medical Products, Inc.*	90	945
Array Biopharma, Inc.*	290	937
Vital Images, Inc.*	70	926
AMN Healthcare Services, Inc.*	180	925
Delcath Systems, Inc.*	128	924
TomoTherapy, Inc.*	260	915
CryoLife, Inc.*	150	910
Synovis Life Technologies, Inc.*	60	897
Eurand N.V.*	90	886
Chelsea Therapeutics International, Ltd.*	170	870
Five Star Quality Care, Inc.*	170	859
Jazz Pharmaceuticals, Inc.*	80	858
Young Innovations, Inc.	30	858
Rural*	100	851
Novavax, Inc.*	388	850
Santarus, Inc.*	280	843
US Physical Therapy, Inc.*	50	836
Palomar Medical Technologies, Inc.*	80	826
Sangamo Biosciences, Inc.*	240	823
Orthovita, Inc.*	357	810
Hi-Tech Pharmacal Company, Inc.*	40	810
Cypress Bioscience, Inc.*	210	808
Cerus Corp.*	210	806
Merge Healthcare, Inc.*	277	803
Metropolitan Health Networks, Inc.*	209	794
BioCryst Pharmaceuticals, Inc.*	160	790
IRIS International, Inc.*	80	768
Albany Molecular Research, Inc.*	120	766
RTI Biologics, Inc.*	290	763
Transcend Services, Inc.*	50	762

		MARKET
	SHARES	VALUE

Progenics Pharmaceuticals, Inc.*	150	$757
Capital Senior Living Corp.*	140	746
Kendle International, Inc.*	80	746
Omeros Corp.*	100	729
MELA Sciences, Inc.*	110	717
Dynavax Technologies Corp.*	380	695
Alliance HealthCare Services, Inc.*	150	687
Enzo Biochem, Inc.*	180	684
Celldex Therapeutics, Inc.*	170	680
Cambrex Corp.*	160	680
Sun Healthcare Group, Inc.*	80	678
Clinical Data, Inc.*	40	675
Continucare Corp.*	160	672
Vical, Inc.*	300	669
Cytokinetics, Inc.*	250	660
Osiris Therapeutics, Inc.*	90	655
Affymax, Inc.*	110	654
Exactech, Inc.*	40	653
Accretive Health, Inc.*	60	650
Solta Medical, Inc.*	320	640
Medical Action Industries, Inc.*	70	633
SuperGen, Inc.*	300	627
Arena Pharmaceuticals, Inc.*	396	622
Stereotaxis, Inc.*	150	621
Allied Healthcare International, Inc.*	240	600
America Service Group, Inc.	40	595
Idenix Pharmaceuticals, Inc.*	190	589
CardioNet, Inc.*	130	586
Somaxon Pharmaceuticals, Inc.*	148	576
Alphatec Holdings, Inc.*	270	575
Curis, Inc.*	414	567
Cutera, Inc.*	70	567
Furiex Pharmaceuticals, Inc.*	50	564
LCA-Vision, Inc.*	100	557
AVEO Pharmaceuticals, Inc.*	50	557
Antares Pharma, Inc.*	380	551
Rochester Medical Corp.*	50	545
Biospecifics Technologies Corp.*	20	538
Inovio Pharmaceuticals, Inc.*	430	537
StemCells, Inc.*	639	530
Sciclone Pharmaceuticals, Inc.*	200	528
MedQuist, Inc.*	60	526
Biotime, Inc.*	110	522
Cynosure, Inc. — Class A*	50	510
Alexza Pharmaceuticals, Inc.*	160	507
Synta Pharmaceuticals Corp.*	121	483
Biodel, Inc.*	90	477
Inhibitex, Inc.*	260	468
Corcept Therapeutics, Inc.*	120	467
Zalicus, Inc.*	350	455
Neuralstem, Inc.*	180	454
Nanosphere, Inc.*	90	453
CytRx Corp.*	590	442
PDI, Inc.*	50	437
Pure Bioscience*	188	434

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	111

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Skilled Healthcare Group, Inc. — Class A*	110	$432
Prospect Medical Holdings, Inc.*	50	425
NeurogesX, Inc.*	60	415
Cumberland Pharmaceuticals, Inc.*	70	407
DynaVox, Inc. — Class A*	50	406
Biosante Pharmaceuticals, Inc.*	240	403
Aoxing Pharmaceutical Company, Inc.*	130	398
Infinity Pharmaceuticals, Inc.*	70	386
Alimera Sciences, Inc.*	40	383
Nymox Pharmaceutical Corp.*	100	357
BioMimetic Therapeutics, Inc.*	30	342
Hansen Medical, Inc.*	227	325
Peregrine Pharmaceuticals, Inc.*	220	319
Caraco Pharmaceutical Laboratories Ltd.*	50	269
National Research Corp.	10	261
Neostem, Inc.*	120	244
Lannett Company, Inc.*	50	229
Sucampo Pharmaceuticals, Inc. — Class A*	60	225
Cornerstone Therapeutics, Inc.*	30	212
Transcept Pharmaceuticals, Inc.*	30	209
Codexis, Inc.*	20	192
Anthera Pharmaceuticals, Inc.*	30	126
Acura Pharmaceuticals, Inc.*	50	124
AspenBio Pharma, Inc.*	190	97

Total Health Care		696,317

ENERGY - 2.6%
Brigham Exploration Co.*	628	11,775
Dril-Quip, Inc.*	180	11,180
Bill Barrett Corp.*	249	8,964
Complete Production Services, Inc.*	424	8,671
Berry Petroleum Co. — Class A	267	8,472
World Fuel Services Corp.	318	8,271
CARBO Ceramics, Inc.	100	8,100
McMoRan Exploration Co.*	447	7,693
Lufkin Industries, Inc.	160	7,024
Bristow Group, Inc.*	190	6,855
Nordic American Tanker Shipping	248	6,636
Rosetta Resources, Inc.*	280	6,577
Key Energy Services, Inc.*	672	6,391
Energy XXI Bermuda Ltd.*	270	6,240
Helix Energy Solutions Group, Inc.*	560	6,238
Swift Energy Co.*	200	5,616
Overseas Shipholding Group, Inc.	140	4,805
Patriot Coal Corp.*	420	4,792
Ship Finance International Ltd.	240	4,663
Tetra Technologies, Inc.*	407	4,151
Carrizo Oil & Gas, Inc.*	171	4,094
Northern Oil and Gas, Inc.*	240	4,066
Newpark Resources, Inc.*	478	4,015

		MARKET
	SHARES	VALUE

Gulfmark Offshore, Inc. — Class A*	130	$3,994
Penn Virginia Corp.	239	3,834
International Coal Group, Inc.*	699	3,719
ION Geophysical Corp.*	680	3,495
Stone Energy Corp.*	230	3,388
ATP Oil & Gas Corp.*	240	3,276
USEC, Inc.*	614	3,187
RPC, Inc.	150	3,174
Cloud Peak Energy, Inc.*	170	3,102
Contango Oil & Gas Co.*	60	3,010
Clean Energy Fuels Corp.*	208	2,956
Global Industries Ltd.*	537	2,937
Cal Dive International, Inc.*	515	2,817
Petroleum Development Corp.*	100	2,760
Parker Drilling Co.*	620	2,697
James River Coal Co.*	148	2,594
Golar LNG Ltd.	197	2,466
Hornbeck Offshore Services, Inc.*	120	2,339
TransAtlantic Petroleum Ltd.*	790	2,338
Resolute Energy Corp.*	200	2,212
American Oil & Gas, Inc.*	270	2,187
Rex Energy Corp.*	170	2,176
Venoco, Inc.*	110	2,159
W&T Offshore, Inc.	190	2,014
BPZ Resources, Inc.*	520	1,992
Gulfport Energy Corp.*	140	1,938
Tesco Corp.*	160	1,925
Energy Partners Ltd.*	160	1,922
Goodrich Petroleum Corp.*	130	1,894
Pioneer Drilling Co.*	290	1,850
Harvest Natural Resources, Inc.*	177	1,844
T-3 Energy Services, Inc.*	70	1,830
Teekay Tankers Ltd. — Class A	140	1,821
Petroquest Energy, Inc.*	298	1,815
Crosstex Energy, Inc.*	220	1,738
Apco Oil and Gas International, Inc.	50	1,730
Hercules Offshore, Inc.*	618	1,638
Vaalco Energy, Inc.*	267	1,533
Clayton Williams Energy, Inc.*	30	1,518
Knightsbridge Tankers Ltd.	80	1,512
Warren Resources, Inc.*	380	1,509
Western Refining, Inc.*	277	1,451
CVR Energy, Inc.*	160	1,320
Gulf Island Fabrication, Inc.	70	1,274
Willbros Group, Inc.*	137	1,256
Matrix Service Co.*	140	1,225
Kodiak Oil & Gas Corp.*	360	1,220
OYO Geospace Corp.*	20	1,158
Rentech, Inc.*	1,160	1,144
PHI, Inc.*	70	1,133
Georesources, Inc.*	70	1,113
Green Plains Renewable Energy, Inc.*	90	1,090

112	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Uranium Energy Corp.*	331	$1,086
DHT Holdings, Inc.	260	1,074
Natural Gas Services Group, Inc.*	70	1,034
Abraxas Petroleum Corp.*	360	1,022
Basic Energy Services, Inc.*	120	1,022
Houston American Energy Corp.	100	1,000
Panhandle Oil and Gas, Inc. — Class A	40	988
Endeavour International Corp.*	760	980
FX Energy, Inc.*	228	944
Gastar Exploration Ltd.*	230	925
Magnum Hunter Resources Corp.*	220	911
CAMAC Energy, Inc.*	260	829
Dawson Geophysical Co.*	30	799
Scorpio Tankers, Inc.*	70	790
Allis-Chalmers Energy, Inc.*	188	784
Approach Resources, Inc.*	70	783
GMX Resources, Inc.*	160	778
Cheniere Energy, Inc.*	308	776
Delta Petroleum Corp.*	986	776
Callon Petroleum Co.*	147	728
Syntroleum Corp.*	368	688
Vantage Drilling Co.*	412	659
L&L Energy, Inc.*	70	561
Miller Petroleum, Inc.*	100	539
Delek US Holdings, Inc.	70	501
Evolution Petroleum Corp.*	80	481
RAM Energy Resources, Inc.*	300	468
Seahawk Drilling, Inc.*	50	423
General Maritime Corp.	85	417
Union Drilling, Inc.*	80	358
Global Geophysical Services, Inc.*	40	292
Hallador Energy Co.	20	233
Alon USA Energy, Inc.	40	216
Golar LNG Energy, Ltd.*	28	42

Total Energy		291,420

MATERIALS - 2.5%
WR Grace & Co.*	388	10,841
Rock-Tenn Co. — Class A	210	10,460
Solutia, Inc.*	647	10,365
Coeur d’Alene Mines Corp.*	470	9,362
Silgan Holdings, Inc.	290	9,193
Rockwood Holdings, Inc.*	279	8,780
Olin Corp.	418	8,427
Sensient Technologies Corp.	270	8,232
Thompson Creek Metals Company, Inc.*	750	8,085
Hecla Mining Co.*	1,198	7,571
Golden Star Resources Ltd.*	1,380	6,817
PolyOne Corp.*	500	6,045
Ferro Corp.*	460	5,929
Minerals Technologies, Inc.	100	5,892
NewMarket Corp.	50	5,684
Schweitzer-Mauduit International, Inc.	90	5,248

		MARKET
	SHARES	VALUE

OM Group, Inc.*	174	$5,241
Louisiana-Pacific Corp.*	680	5,148
HB Fuller Co.	257	5,107
RTI International Metals, Inc.*	160	4,899
Worthington Industries, Inc.	325	4,885
Allied Nevada Gold Corp.*	177	4,691
Globe Specialty Metals, Inc.	330	4,633
Balchem Corp.	150	4,629
Century Aluminum Co.*	338	4,451
Calgon Carbon Corp.*	300	4,350
Arch Chemicals, Inc.	117	4,106
Innophos Holdings, Inc.	121	4,005
Stillwater Mining Co.*	237	3,991
Clearwater Paper Corp.*	50	3,804
Texas Industries, Inc.	110	3,467
A. Schulman, Inc.	170	3,426
Kaiser Aluminum Corp.	80	3,423
Westlake Chemical Corp.	110	3,292
STR Holdings, Inc.*	150	3,231
AMCOL International Corp.	120	3,143
Buckeye Technologies, Inc.	210	3,089
Brush Engineered Materials, Inc.*	107	3,043
PH Glatfelter Co.	247	3,004
Koppers Holdings, Inc.	110	2,956
Georgia Gulf Corp.*	180	2,941
Jaguar Mining, Inc.*	450	2,925
KapStone Paper and Packaging Corp.*	210	2,549
Boise, Inc.*	377	2,447
US Gold Corp.*	481	2,391
Horsehead Holding Corp.*	230	2,270
Deltic Timber Corp.	50	2,240
Wausau Paper Corp.*	260	2,155
Haynes International, Inc.	60	2,095
Zep, Inc.	118	2,058
Graphic Packaging Holding Co.*	598	1,997
Quaker Chemical Corp.	60	1,954
Stepan Co.	30	1,773
Hawkins, Inc.	50	1,771
Omnova Solutions, Inc.*	240	1,726
LSB Industries, Inc.*	90	1,671
Myers Industries, Inc.	190	1,632
Kraton Performance Polymers, Inc.*	60	1,629
Zoltek Companies, Inc.*	150	1,458
Spartech Corp.*	172	1,412
General Moly, Inc.*	346	1,266
AM Castle & Co.*	90	1,193
Headwaters, Inc.*	324	1,166
Olympic Steel, Inc.	50	1,149
Neenah Paper, Inc.	70	1,064
Graham Packaging Company, Inc.*	90	1,064
Landec Corp.*	140	869
Senomyx, Inc.*	210	836
Universal Stainless & Alloy*	30	737
Capital Gold Corp.*	150	725

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	113

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

TPC Group, Inc.*	30	$715
American Vanguard Corp.	106	655
Metals USA Holdings Corp.*	50	649
US Energy Corp.*	140	636
AEP Industries, Inc.*	20	472
Noranda Aluminum Holding Corp.*	50	411
United States Lime & Minerals, Inc.*	10	387
KMG Chemicals, Inc.	20	282
NL Industries, Inc.	30	272
Verso Paper Corp.*	70	202

Total Materials		278,789

UTILITIES - 1.6%
Piedmont Natural Gas Co., Inc.	390	11,310
Nicor, Inc.	238	10,905
WGL Holdings, Inc.	270	10,201
Cleco Corp.	327	9,686
IDACORP, Inc.	260	9,339
New Jersey Resources Corp.	220	8,628
Portland General Electric Co.	398	8,071
Southwest Gas Corp.	240	8,062
South Jersey Industries, Inc.	160	7,915
Northwest Natural Gas Co.	140	6,643
Black Hills Corp.	210	6,552
Unisource Energy Corp.	190	6,352
Allete, Inc.	170	6,193
Avista Corp.	290	6,055
El Paso Electric Co.*	240	5,707
NorthWestern Corp.	190	5,415
PNM Resources, Inc.	468	5,331
MGE Energy, Inc.	118	4,672
UIL Holdings Corp.	160	4,506
Empire District Electric Co.	210	4,231
Laclede Group, Inc.	120	4,130
California Water Service Group	110	4,064
Otter Tail Corp.	190	3,874
CH Energy Group, Inc.	80	3,533
American States Water Co.	90	3,220
Dynegy, Inc. — Class A*	550	2,679
Chesapeake Utilities Corp.	50	1,811
SJW Corp.	70	1,724
Connecticut Water Service, Inc.	50	1,197
Unitil Corp.	50	1,098
Central Vermont Public Service Corp.	50	1,008
York Water Co.	60	962
Middlesex Water Co.	50	842
Consolidated Water Company Ltd.	70	664
Cadiz, Inc.*	60	616
Artesian Resources Corp. —
Class A	30	572
American DG Energy, Inc.*	100	298

Total Utilities		178,066

		MARKET
	SHARES	VALUE

CONSUMER STAPLES - 1.4%
Casey’s General Stores, Inc.	270	$11,272
TreeHouse Foods, Inc.*	190	8,759
Ruddick Corp.	230	7,976
United Natural Foods, Inc.*	230	7,622
Nu Skin Enterprises, Inc. — Class A	257	7,402
Hain Celestial Group, Inc.*	220	5,276
Universal Corp.	130	5,212
Sanderson Farms, Inc.	120	5,195
Diamond Foods, Inc.	120	4,919
Lancaster Colony Corp.	100	4,750
Fresh Del Monte Produce, Inc.*	207	4,492
Vector Group Ltd.	239	4,469
Darling International, Inc.*	440	3,749
Andersons, Inc.	90	3,411
Boston Beer Company, Inc. —
Class A*	50	3,344
Tootsie Roll Industries, Inc.	130	3,234
Chiquita Brands International, Inc.*	240	3,178
Central Garden and Pet Co. —
Class A*	300	3,108
WD-40 Co.	80	3,042
Lance, Inc.	140	2,982
Pantry, Inc.*	123	2,966
J&J Snack Foods Corp.	70	2,935
B&G Foods, Inc. — Class A	260	2,839
Rite Aid Corp.*	2,990	2,820
Nash Finch Co.	60	2,552
Elizabeth Arden, Inc.*	126	2,519
Spectrum Brands Holdings, Inc.*	90	2,446
Weis Markets, Inc.	60	2,348
Pricesmart, Inc.	80	2,330
Prestige Brands Holdings, Inc.*	220	2,176
Winn-Dixie Stores, Inc.*	297	2,118
Cal-Maine Foods, Inc.	70	2,029
Alliance One International, Inc.*	476	1,975
Medifast, Inc.*	70	1,899
Heckmann Corp.*	480	1,872
Spartan Stores, Inc.	120	1,740
Dole Food Company, Inc.*	190	1,738
Pilgrim’s Pride Corp.*	260	1,461
Smart Balance, Inc.*	340	1,319
Calavo Growers, Inc.	60	1,301
Inter Parfums, Inc.	70	1,231
Star Scientific, Inc.*	520	1,092
Seneca Foods Corp. — Class A*	40	1,048
Ingles Markets, Inc. — Class A	60	997
National Beverage Corp.	60	840
Village Super Market, Inc. —
Class A	30	838
Synutra International, Inc.*	70	808
USANA Health Sciences, Inc.*	20	807
Limoneira Co.	40	806
Nutraceutical International Corp.*	50	784
Great Atlantic & Pacific Tea Co.*	170	673

114	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Imperial Sugar Co.	50	$654
Oil-Dri Corporation of America	30	645
Revlon, Inc. — Class A*	50	631
Susser Holdings Corp.*	40	560
Coca-Cola Bottling Company Consolidated	10	529
Schiff Nutrition International, Inc.	60	492
Farmer Bros Co.	30	480
Cellu Tissue Holdings, Inc.*	40	477
MGP Ingredients, Inc.	60	471
Alico, Inc.	20	465
Female Health Co.	90	463
John B. Sanfilippo & Son, Inc.*	30	396
Nature’s Sunshine Products, Inc.*	40	358
Lifeway Foods, Inc.*	30	316
Harbinger Group, Inc.*	50	278
Griffin Land & Nurseries, Inc.	10	264
Bridgford Foods Corp.	10	128

Total Consumer Staples		164,306

TELECOMMUNICATION SERVICES - 0.5%
Syniverse Holdings, Inc.*	375	8,501
AboveNet, Inc.*	120	6,251
Cincinnati Bell, Inc.*	1,080	2,884
PAETEC Holding Corp.*	679	2,791
NTELOS Holdings Corp.	160	2,707
General Communication, Inc. — Class A*	260	2,592
Atlantic Tele-Network, Inc.	50	2,462
Alaska Communications Systems Group, Inc.	240	2,436
Consolidated Communications Holdings, Inc.	130	2,427
Shenandoah Telecommunications Co.	130	2,362
Cogent Communications Group, Inc.*	240	2,273
Premiere Global Services, Inc.*	318	2,251
Neutral Tandem, Inc.*	177	2,115
Global Crossing Ltd.*	160	2,058
USA Mobility, Inc.	120	1,924
Cbeyond, Inc.*	140	1,796
Iridium Communications, Inc.*	180	1,537
Vonage Holdings Corp.*	570	1,454
IDT Corp. — Class B*	70	1,245
FiberTower Corp.*	210	890
ICO Global Communications Holdings Ltd.*	510	836
Globalstar, Inc.*	370	644

Total Telecommunication Services		54,436

Total Common Stocks (Cost $4,918,178)		5,341,509

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 120.3%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$4,673,239	$4,673,239
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	4,668,036	4,668,036
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	1,928,940	1,928,940
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	1,815,329	1,815,329
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	482,235	482,235

Total Repurchase Agreements (Cost $13,567,779)		13,567,779

Total Investments – 167.6% (Cost $18,485,957)		$18,909,288

Liabilities, Less Cash & Other Assets – (67.6)%		(7,629,762)

Net Assets – 100.0%		$11,279,526

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	115

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  RUSSELL 2000® FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $1,278,130)	19	$43,926

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3] (Notional Market Value
$2,469,164)	3,652	$33,489
Morgan Stanley Capital Services, Inc. October 2010 Russell 2000 Index Swap, Terminating 10/26/10[3] (Notional Market Value
$501,786	742	6,073
Credit Suisse Capital, LLC October 2010 Russell 2000 Index Swap, Terminating 10/29/10[3] (Notional Market Value
$1,696,976)	2,510	(3,739)

(Total Notional Market Value $4,667,926)		$35,823

*	Non-Income Producing Security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc—Public Limited Company
116	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  RUSSELL 2000® FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$5,341,509
Repurchase agreement, at value	13,567,779

Total investments	18,909,288
Segregated cash with broker	328,136
Cash	28
Unrealized appreciation on swap agreements	39,562
Receivable for swap settlement	67,808
Receivables:
Securities sold	6,600
Fund shares sold	1,001,873
Dividends	5,943
Interest	74

Total assets	20,359,312

Liabilities:
Unrealized depreciation on swap agreements	3,739
Payable for:
Variation margin	22,234
Fund shares redeemed	9,004,179
Management fees	8,118
Custodian fees	357
Transfer agent/maintenance fees	2,706
Distribution and service fees	5,432
Portfolio accounting fees	1,082
Other	31,939

Total liabilities	9,079,786

Net assets	$11,279,526

Net assets consist of:
Paid in capital	24,654,944
Accumulated net investment loss	(119,593)
Accumulated net realized loss on sale of investments	(13,758,905)
Net unrealized appreciation in value of investments	503,080

Net assets	11,279,526

A-Class:
Net assets	$1,191,553
Capital shares outstanding	52,060
Net asset value per share	$22.89

Maximum offering price per share*	$24.03

C-Class:
Net assets	$4,307,870
Capital shares outstanding	194,828
Net asset value per share	$22.11

H-Class:
Net assets	$5,780,103
Capital shares outstanding	252,730
Net asset value per share	$22.87

Investments, at cost	$4,918,178
Repurchase agreement, at cost	13,567,779

Total cost	$18,485,957
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $5)	$59,165
Interest	10,726

Total investment income	69,891

Expenses:
Management fees	83,604
Transfer agent and administrative fees	27,868
Distribution and Service Fees:
A-Class	1,442
C-Class	18,966
H-Class	21,685
Portfolio accounting fees	11,147
Trustees’ fees**	1,053
Registration	30,746
Miscellaneous	(8,435)

Total expenses	188,076

Net investment loss	(118,185)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	488,022
Equity index swaps	326,397
Futures contracts	(1,114,686)

Net realized loss	(300,267)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,862,723)
Equity index swaps	(274,387)
Futures contracts	68,013

Net unrealized depreciation	(2,069,097)

Net loss	(2,369,364)

Net decrease in net assets resulting from operations	$(2,487,549)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	117

  RUSSELL 2000® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(118,185)	$(131,477)
Net realized gain (loss) during the period on investments	(300,267)	3,504,542
Net unrealized appreciation (depreciation) during the period on investments	(2,069,097)	2,761,372

Net increase (decrease) in net assets resulting from operations	(2,487,549)	6,134,437

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	2,860,327	11,787,474
C-Class	40,637,486	92,157,139
H-Class	172,460,238	189,633,766
Cost of shares redeemed
A-Class	(2,963,695)	(13,816,879)
C-Class	(39,097,778)	(92,420,348)
H-Class	(197,092,100)	(180,791,186)

Net increase (decrease) from capital share transactions	(23,195,522)	6,549,966

Net increase (decrease) in net assets	(25,683,071)	12,684,403
Net assets:
Beginning of period	36,962,597	24,278,194

End of period	$11,279,526	$36,962,597

Accumulated net investment loss at end of period	$(119,593)	$(1,408)

Capital share activity:
Shares sold
A-Class	129,220	614,405
C-Class	1,869,842	4,881,947
H-Class	7,752,691	9,547,973
Shares redeemed
A-Class	(134,360)	(718,503)
C-Class	(1,803,333)	(4,905,249)
H-Class	(8,929,710)	(9,505,283)

Total capital share activity	(1,115,650)	(84,710)

118	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$22.96		$14.31		$23.57	$27.64	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)		(.15)		(.02)	.34	.35
Net gain (loss) on securities (realized and unrealized)	.03		8.80		(9.24)	(4.21)	2.43

Total from investment operations	(.07)		8.65		(9.26)	(3.87)	2.78

Less distributions:
Distributions from net investment income	—		—		—	(.20)	(.14)

Total distributions	—		—		—	(.20)	(.14)

Net asset value, end of period	$22.89		$22.96		$14.31	$23.57	$27.64

Total Return[d]	(0.30%	)	60.45%		(39.29% )	(14.08% )	11.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,192		$1,313		$2,309	$909	$275

Ratios to average net assets:
Net investment income (loss)	(0.88%	)	(0.81%	)	(0.13% )	1.26%	1.54%	[e]
Total expenses	1.55%		1.57%		1.56%	1.51%	1.51%	[e]

Portfolio turnover rate	224%		370%		485%	535%	335%

	Period Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$22.29		$14.00		$23.28	$27.48	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)		(.34)		(.15)	.23	.17
Net gain (loss) on securities (realized and unrealized)	.01		8.63		(9.13)	(4.23)	2.45

Total from investment operations	(.18)		8.29		(9.28)	(4.00)	2.62

Less distributions:
Distributions from net investment income	—		—		—	(.20)	(.14)

Total distributions	—		—		—	(.20)	(.14)

Net asset value, end of period	$22.11		$22.29		$14.00	$23.28	$27.48

Total Return[d]	(0.76%	)	59.21%		(39.86% )	(14.63% )	10.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,308		$2,860		$2,123	$678	$739

Ratios to average net assets:
Net investment income (loss)	(1.66%	)	(1.56%	)	(0.82% )	0.85%	0.76%	[e]
Total expenses	2.30%		2.30%		2.29%	2.27%	2.28%	[e]

Portfolio turnover rate	224%		370%		485%	535%	335%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	119

  RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009	2008	2007	[b]
Per Share Data
Net asset value, beginning of period	$22.93		$14.31		$23.57	$27.64	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)		(.16)		(.02)	.51	.34
Net gain (loss) on securities (realized and unrealized)	.05		8.78		(9.24)	(4.38)	2.44

Total from investment operations	(.06)		8.62		(9.26)	(3.87)	2.78

Less distributions:
Distributions from net investment income	—		—		—	(.20)	(.14)

Total distributions	—		—		—	(.20)	(.14)

Net asset value, end of period	$22.87		$22.93		$14.31	$23.57	$27.64

Total Return[d]	(0.26%	)	60.24%		(39.29% )	(14.08% )	(11.13%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,780		$32,790		$19,847	$4,327	$13,248

Ratios to average net assets:
Net investment income (loss)	(0.94%	)	(0.83%	)	(0.09% )	1.86%	1.55%	[e]
Total expenses	1.56%		1.56%		1.55%	1.52%	1.52%	[e]

Portfolio turnover rate	224%		370%		485%	535%	335%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations May 31, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
120	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	121

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE RUSSELL 2000® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 96.9%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$9,597,604	$9,597,604
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	9,586,919	9,586,919
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	7,595,072	7,595,072
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	3,961,537	3,961,537
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	990,384	990,384

Total Repurchase Agreements
(Cost $31,731,516)		31,731,516

Total Investments – 96.9%
(Cost $31,731,516)		$31,731,516

Cash & Other Assets,
Less Liabilities – 3.1%		999,024

Total Net Assets – 100.0%		$32,730,540

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $134,540)	2	$(983)

	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisee Capital, LLC October 2010 Russell 2000 Index Swap, Terminating 10/29/10[3] (Notional Market Value
$24,895,825)	36,821	$54,240
Goldman Sachs International October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3] (Notional Market Value
$1,810,434)	2,678	(21,924)
Morgan Stanley Capital Services, Inc. October 2010 Russell 2000 Index Swap, Terminating 10/26/10[3] (Notional Market Value
$5,846,201)	8,646	(71,355)

(Total Notional Market Value
$32,552,460)		$(39,039)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
122	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Repurchase agreement, at value	$31,731,516

Total investments	31,731,516
Segregated cash with broker	940,397
Unrealized appreciation on swap agreements	54,240
Receivables:
Variation margin	580
Fund shares sold	177,571
Interest	171

Total assets	32,904,475

Liabilities:
Unrealized depreciation on swap agreements	93,279
Payable for:
Fund shares redeemed	12,025
Management fees	31,376
Custodian fees	1,151
Transfer agent/maintenance fees	8,715
Distribution and service fees	9,998
Portfolio accounting fees	3,486
Other	13,905

Total liabilities	173,935

Net assets	$32,730,540

Net assets consist of:
Paid in capital	78,914,464
Accumulated net investment loss	(265,284)
Accumulated net realized loss on sale of investments	(45,878,618)
Net unrealized depreciation in value of investments	(40,022)

Net assets	32,730,540

A-Class:
Net assets	$1,853,998
Capital shares outstanding	72,759
Net asset value per share	$25.48

Maximum offering price per share*	$26.75

C-Class:
Net assets	$1,920,540
Capital shares outstanding	79,328
Net asset value per share	$24.21

H-Class:
Net assets	$28,956,002
Capital shares outstanding	1,135,705
Net asset value per share	$25.50

Repurchase agreement, at cost	$31,731,516

Total cost	$31,731,516
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$28,942

Total investment income	28,942

Expenses:
Management fees	150,527
Transfer agent and administrative fees	41,813
Distribution and Service Fees:
A-Class	2,568
C-Class	12,379
H-Class	36,150
Portfolio accounting fees	16,725
Trustees’ fees**	952
Miscellaneous	33,112

Total expenses	294,226

Net investment loss	(265,284)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(2,958,206)
Futures contracts	(1,172,400)

Net realized loss	(4,130,606)

Net unrealized appreciation (depreciation)
during the period on:
Equity index swaps	241,585
Futures contracts	(16,731)

Net unrealized appreciation	224,854

Net loss	(3,905,752)

Net decrease in net assets resulting
from operations	$(4,171,036)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	123

  INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(265,284)	$(436,855)
Net realized loss during the period on investments	(4,130,606)	(17,785,252)
Net unrealized appreciation (depreciation) during the period on investments	224,854	(427,116)

Net decrease in net assets resulting from operations	(4,171,036)	(18,649,223)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	6,248,380	12,458,139
C-Class	13,947,855	12,315,911
H-Class	255,388,517	190,565,372
Cost of shares redeemed
A-Class	(5,810,908)	(11,468,508)
C-Class	(13,801,565)	(11,307,586)
H-Class	(248,763,348)	(178,850,918)

Net increase from capital share transactions	7,208,931	13,712,410

Net increase (decrease) in net assets	3,037,895	(4,936,813)
Net assets:
Beginning of period	29,692,645	34,629,458

End of period	$32,730,540	$29,692,645

Accumulated net investment loss at end of period	$(265,284)	$—

Capital share activity:
Shares sold
A-Class	230,994	362,535
C-Class	516,412	364,847
H-Class	9,285,220	5,855,590
Shares redeemed
A-Class	(223,589)	(345,066)
C-Class	(514,881)	(334,695)
H-Class	(9,109,289)	(5,522,935)

Total capital share activity	184,867	380,276

124	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$27.00		$48.02	$39.05	$35.00	$36.96	$46.09

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)		(.54)	(.21)	1.06	1.38	.85
Net gain (loss) on securities (realized and unrealized)	(1.31)		(20.48)	9.57	4.40	(1.65)	(9.26)

Total from investment operations	(1.52)		(21.02)	9.36	5.46	(.27)	(8.41)

Less distributions:
Distributions from net investment income	—		—	(.39)	(1.41)	(1.69)	(.72)

Total distributions	—		—	(.39)	(1.41)	(1.69)	(.72)

Net asset value, end of period	$25.48		$27.00	$48.02	$39.05	$35.00	$36.96

Total Return[c]	(5.63%	)	(43.77% )	23.91%	16.11%	(0.67% )	(18.40% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,854		$1,765	$2,299	$6,816	$9,905	$1,067

Ratios to average net assets:
Net investment income (loss)	(1.54%	)	(1.58% )	(0.50% )	2.96%	3.64%	1.97%
Total expenses	1.71%		1.71%	1.96%	1.89%	1.65%	1.63%
Operating expenses[d]	1.71%		1.71%	1.71%	1.89%	1.65%	1.63%

Portfolio turnover rate	—		—	214%	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$25.75		$46.15	$37.80	$34.18	$36.40	$45.71

Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)		(.76)	(.40)	.76	1.07	.56
Net gain (loss) on securities (realized and unrealized)	(1.24)		(19.64)	9.14	4.27	(1.60)	(9.15)

Total from investment operations	(1.54)		(20.40)	8.74	5.03	(.53)	(8.59)

Less distributions:
Distributions from net investment income	—		—	(.39)	(1.41)	(1.69)	(.72)

Total distributions	—		—	(.39)	(1.41)	(1.69)	(.72)

Net asset value, end of period	$24.21		$25.75	$46.15	$37.80	$34.18	$36.40

Total Return[c]	(5.98%	)	(44.20% )	23.06%	15.22%	(1.40% )	(18.95% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,921		$2,003	$2,199	$6,136	$8,455	$3,164

Ratios to average net assets:
Net investment income (loss)	(2.28%	)	(2.43% )	(1.03% )	2.17%	2.87%	1.33%
Total expenses	2.45%		2.46%	2.76%	2.67%	2.40%	2.40%
Operating expenses[d]	2.45%		2.46%	2.45%	2.67%	2.40%	2.40%

Portfolio turnover rate	—		—	214%	—	—	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	125

2

  INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$27.01		$48.05	$39.07	$35.02	$36.98	$46.09

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)		(.53)	(.19)	1.05	1.36	.91
Net gain (loss) on securities (realized and unrealized)	(1.30)		(20.51)	9.56	4.41	(1.63)	(9.30)

Total from investment operations	(1.51)		(21.04)	9.37	5.46	(.27)	(8.39)

Less distributions:
Distributions from net investment income	—		—	(.39)	(1.41)	(1.69)	(.72)

Total distributions	—		—	(.39)	(1.41)	(1.69)	(.72)

Net asset value, end of period	$25.50		$27.01	$48.05	$39.07	$35.02	$36.98

Total Return[c]	(5.59%	)	(43.79% )	23.93%	16.10%	(0.67% )	(18.36% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,956		$25,924	$30,131	$42,554	$48,718	$52,201

Ratios to average net assets:
Net investment income (loss)	(1.53%	)	(1.58% )	(0.45% )	2.93%	3.56%	2.14%
Total expenses	1.70%		1.71%	1.97%	1.89%	1.65%	1.65%
Operating expenses[d]	1.70%		1.71%	1.70%	1.89%	1.65%	1.65%

Portfolio turnover rate	—		—	214%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.
126	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

FUND PROFILE (Unaudited)
September 30, 2010

S&P 500 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Priceline.com, Inc.	2.5%
Red Hat, Inc.	2.5%
Salesforce.com, Inc.	2.5%
Akamai Technologies, Inc.	2.3%
Cognizant Technology Solutions Corp. — Class A	2.2%
NetApp, Inc.	2.1%
Amazon.com, Inc.	2.0%
Apple, Inc.	1.7%
Cliffs Natural Resources, Inc.	1.5%
Wynn Resorts Ltd.	1.5%

Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	127

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

INFORMATION TECHNOLOGY - 29.1%
Red Hat, Inc.*	41,824	$1,714,784
Salesforce.com, Inc.*	15,230	1,702,714
Akamai Technologies, Inc.*	31,394	1,575,351
Cognizant Technology Solutions Corp. — Class A*	23,545	1,517,946
NetApp, Inc.*	28,157	1,401,937
Apple, Inc.*	4,110	1,166,212
eBay, Inc.*	35,895	875,838
Google, Inc. — Class A*	1,549	814,449
Amphenol Corp. — Class A	14,968	733,133
Broadcom Corp. — Class A	20,319	719,089
EMC Corp.*	32,555	661,192
Western Digital Corp.*	22,569	640,734
Visa, Inc. — Class A	8,427	625,789
Citrix Systems, Inc.*	9,013	615,047
Juniper Networks, Inc.*	18,883	573,099
Teradata Corp.*	13,864	534,596
QLogic Corp.*	29,073	512,848
Oracle Corp.	16,369	439,508
McAfee, Inc.*	8,561	404,593
Corning, Inc.	19,908	363,918
Altera Corp.	11,939	360,080
FLIR Systems, Inc.*	13,361	343,378
Autodesk, Inc.*	10,085	322,417
BMC Software, Inc.*	7,582	306,919
Microsoft Corp.	10,240	250,778
Adobe Systems, Inc.*	9,313	243,535
International Business Machines Corp.	1,735	232,733
NVIDIA Corp.*	14,942	174,523

Total Information Technology		19,827,140

CONSUMER DISCRETIONARY - 22.4%
Priceline.com, Inc.*	4,951	1,724,631
Amazon.com, Inc.*	8,622	1,354,171
Wynn Resorts Ltd.	11,867	1,029,700
Viacom, Inc. — Class B	25,814	934,209
Coach, Inc.	20,821	894,470
Nordstrom, Inc.	19,371	720,601
Starbucks Corp.	27,820	711,636
DIRECTV — Class A*	17,032	709,042
Best Buy Company, Inc.	17,023	695,049
CarMax, Inc.*	22,759	634,066
Tiffany & Co.	12,582	591,228
Urban Outfitters, Inc.*	17,228	541,648
Expedia, Inc.	17,653	497,991
O’Reilly Automotive, Inc.*	8,591	457,041
Ross Stores, Inc.	8,323	454,602
Bed Bath & Beyond, Inc.*	9,995	433,883
AutoZone, Inc.*	1,878	429,893
Abercrombie & Fitch Co. — Class A	10,748	422,612

		MARKET
	SHARES	VALUE

Polo Ralph Lauren Corp. —
Class A	4,625	$415,603
Starwood Hotels & Resorts Worldwide, Inc.	6,921	363,699
Hasbro, Inc.	7,732	344,151
Wyndham Worldwide Corp.	12,205	335,271
TJX Companies, Inc.	6,983	311,651
Kohl’s Corp.*	4,925	259,449

Total Consumer Discretionary		15,266,297

ENERGY - 15.0%
Cameron International Corp.*	22,971	986,834
Rowan Companies, Inc.*	29,503	895,711
Denbury Resources, Inc.*	51,685	821,275
National Oilwell Varco, Inc.	18,195	809,132
FMC Technologies, Inc.*	10,694	730,293
Anadarko Petroleum Corp.	11,306	645,007
Massey Energy Co.	17,595	545,797
Peabody Energy Corp.	10,381	508,773
Pioneer Natural Resources Co.	7,635	496,504
Schlumberger Ltd.	7,915	487,643
Baker Hughes, Inc.	11,198	477,035
Southwestern Energy Co.*	14,029	469,130
Diamond Offshore Drilling, Inc.	6,715	455,075
Range Resources Corp.	11,311	431,288
EOG Resources, Inc.	4,377	406,930
Occidental Petroleum Corp.	4,610	360,963
Helmerich & Payne, Inc.	8,690	351,597
Noble Energy, Inc.	4,275	321,010

Total Energy		10,199,997

HEALTH CARE - 11.9%
Intuitive Surgical, Inc.*	3,300	936,342
CIGNA Corp.	23,146	828,164
Mylan, Inc.*	39,920	750,895
Cerner Corp.*	6,540	549,295
Biogen Idec, Inc.*	9,544	535,609
DaVita, Inc.*	6,597	455,391
Allergan, Inc.	6,778	450,940
Watson Pharmaceuticals, Inc.*	10,375	438,966
Express Scripts, Inc. — Class A*	8,562	416,969
Waters Corp.*	5,398	382,071
Celgene Corp.*	6,629	381,897
Life Technologies Corp.*	8,000	373,520
Gilead Sciences, Inc.*	9,631	342,960
Hospira, Inc.*	5,040	287,330
St. Jude Medical, Inc.*	6,923	272,351
Medco Health Solutions, Inc.*	5,045	262,643
Laboratory Corporation of America Holdings*	3,304	259,133
Zimmer Holdings, Inc.*	4,101	214,605

Total Health Care		8,139,081

FINANCIALS - 7.0%
Ventas, Inc.	16,928	872,977
ProLogis	70,322	828,393

128	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

CB Richard Ellis Group, Inc. — Class A*	38,116	$696,761
IntercontinentalExchange, Inc.*	6,159	644,971
Invesco Ltd.	23,115	490,731
Janus Capital Group, Inc.	29,411	322,050
American Express Co.	7,660	321,950
Hudson City Bancorp, Inc.	26,104	320,035
CME Group, Inc. — Class A	1,098	285,974

Total Financials		4,783,842

INDUSTRIALS - 6.6%
Flowserve Corp.	7,046	770,973
Precision Castparts Corp.	5,890	750,091
First Solar, Inc.*	3,156	465,037
Caterpillar, Inc.	5,740	451,623
Goodrich Corp.	5,225	385,239
Stericycle, Inc.*	4,714	327,529
Honeywell International, Inc.	7,340	322,519
WW Grainger, Inc.	2,251	268,117
ITT Corp.	5,636	263,934
Danaher Corp.	6,106	247,965
United Technologies Corp.	3,308	235,629

Total Industrials		4,488,656

MATERIALS - 5.7%
Cliffs Natural Resources, Inc.	16,366	1,046,115
CF Industries Holdings, Inc.	9,290	887,195
Freeport-McMoRan Copper & Gold, Inc. — Class B	8,353	713,263
MeadWestvaco Corp.	16,590	404,464
Newmont Mining Co.	5,063	318,007
FMC Corp.	3,966	271,314
Praxair, Inc.	2,777	250,652

Total Materials		3,891,010

CONSUMER STAPLES - 1.8%
Whole Foods Market, Inc.*	25,145	933,131
Avon Products, Inc.	9,228	296,311

Total Consumer Staples		1,229,442

Total Common Stocks
(Cost $59,360,314)		67,825,465

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 0.9%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$239,159	$239,159
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	238,893	238,893
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	98,716	98,716
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	25,221	25,221
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	24,679	24,679

Total Repurchase Agreements (Cost $626,668)		626,668

Total Investments – 100.4% (Cost $59,986,982)		$68,452,133

Liabilities, Less Cash & Other Assets – (0.4)%		(294,183)

Total Net Assets – 100.0%		$68,157,950

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	129

  S&P 500 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$67,825,465
Repurchase agreement, at value	626,668

Total investments	68,452,133
Receivables:
Fund shares sold	145,574
Dividends	14,801

Total assets	68,612,508

Liabilities:
Payable for:
Securities purchased	334,912
Fund shares redeemed	40,967
Management fees	31,496
Custodian fees	1,399
Transfer agent/maintenance fees	10,499
Distribution and service fees	14,515
Portfolio accounting fees	4,200
Other	16,570

Total liabilities	454,558

Net assets	$68,157,950

Net assets consist of:
Paid in capital	71,042,731
Accumulated net investment loss	(163,455)
Accumulated net realized loss on sale of investments	(11,186,477)
Net unrealized appreciation in value of investments	8,465,151

Net assets	68,157,950

A-Class:
Net assets	$11,454,721
Capital shares outstanding	419,062
Net asset value per share	$27.33

Maximum offering price per share*	$28.69

C-Class:
Net assets	$7,095,515
Capital shares outstanding	272,811
Net asset value per share	$26.01

H-Class:
Net assets	$49,607,714
Capital shares outstanding	1,815,485
Net asset value per share	$27.32

Investments, at cost	$59,360,314
Repurchase agreement, at cost	626,668

Total cost	$59,986,982

STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$98,949
Interest	194

Total investment income	99,143

Expenses:
Management fees	118,303
Transfer agent and administrative fees	39,434
Distribution and Service Fees:
A-Class	3,815
C-Class	29,853
H-Class	28,156
Portfolio accounting fees	15,774
Trustees’ fees**	923
Miscellaneous	26,340

Total expenses	262,598

Net investment loss	(163,455)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(367,198)

Net realized loss	(367,198)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	3,261,796

Net unrealized appreciation	3,261,796

Net realized and unrealized gain	2,894,598

Net increase in net assets resulting from operations	$2,731,143

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
\

  S&P 500 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(163,455)	$(183,531)
Net realized gain (loss) during the period on investments	(367,198)	4,108,617
Net unrealized appreciation during the period on investments	3,261,796	3,489,396

Net increase in net assets resulting from operations	2,731,143	7,414,482

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	17,817,779	14,713,642
C-Class	3,838,909	9,209,791
H-Class	205,012,795	176,531,236
Cost of shares redeemed
A-Class	(8,379,704)	(16,142,989)
C-Class	(3,515,069)	(6,496,395)
H-Class	(173,489,859)	(178,056,915)

Net increase (decrease) from capital share transactions	41,284,851	(241,630)

Net increase in net assets	44,015,994	7,172,852
Net assets:
Beginning of period	24,141,956	16,969,104

End of period	$68,157,950	$24,141,956

Accumulated net investment loss at end of period	$(163,455)	$—

Capital share activity:
Shares sold
A-Class	661,815	581,564
C-Class	159,943	423,295
H-Class	8,169,872	7,640,587
Shares redeemed
A-Class	(309,661)	(662,990)
C-Class	(143,616)	(305,413)
H-Class	(6,953,430)	(7,832,745)

Total capital share activity	1,584,923	(155,702)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	131

2

  S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
A-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$26.51		$15.82		$25.11	$27.17	$26.11		$24.48

Income (loss) from investment operations:
Net investment loss[b]	(.12)		(.18)		(.11)	(.15)	(.13)		(.07)
Net gain (loss) on securities (realized and unrealized)	.94		10.87		(9.18)	(1.52)	1.19		1.72

Total from investment operations	.82		10.69		(9.29)	(1.67)	1.06		1.65

Less distributions:
Distributions from realized gains	—		—		—	(.39)	—		(.02)

Total distributions	—		—		—	(.39)	—		(.02)

Net asset value, end of period	$27.33		$26.51		$15.82	$25.11	$27.17		$26.11

Total Return[c]	3.09%		67.57%		(37.00% )	(6.28% )	4.06%		6.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,455		$1,774		$2,346	$5,443	$2,675		$914

Ratios to average net assets:
Net investment loss	(0.98%	)	(0.81%	)	(0.46% )	(0.53% )	(0.51%	)	(0.29% )
Total expenses	1.53%		1.52%		1.53%	1.51%	1.52%		1.48%

Portfolio turnover rate	398%		699%		573%	450%	1,029%		1,276%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
C-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$25.32		$15.23		$24.35	$26.57	$25.74		$24.30

Income (loss) from investment operations:
Net investment loss[b]	(.19)		(.30)		(.23)	(.32)	(.37)		(.26)
Net gain (loss) on securities (realized and unrealized)	.88		10.39		(8.89)	(1.51)	1.20		1.72

Total from investment operations	.69		10.09		(9.12)	(1.83)	.83		1.46

Less distributions:
Distributions from realized gains	—		—		—	(.39)	—		(.02)

Total distributions	—		—		—	(.39)	—		(.02)

Net asset value, end of period	$26.01		$25.32		$15.23	$24.35	$26.57		$25.74

Total Return[c]	2.73%		66.25%		(37.45% )	(7.02% )	3.22%		6.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,096		$6,494		$2,111	$4,453	$3,743		$5,249

Ratios to average net assets:
Net investment loss	(1.57%	)	(1.40%	)	(1.13% )	(1.21% )	(1.44%	)	(1.04% )
Total expenses	2.27%		2.28%		2.29%	2.27%	2.28%		2.23%

Portfolio turnover rate	398%		699%		573%	450%	1,029%		1,276%
132	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
H-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$26.50		$15.81		$25.10	$27.16	$26.11		$24.49

Income (loss) from investment operations:
Net investment loss[b]	(.11)		(.14)		(.09)	(.17)	(.14)		(.05)
Net gain (loss) on securities (realized and unrealized)	.93		10.83		(9.20)	(1.50)	1.19		1.69

Total from investment operations	.82		10.69		(9.29)	(1.67)	1.05		1.64

Less distributions:
Distributions from realized gains	—		—		—	(.39)	—		(.02)

Total distributions	—		—		—	(.39)	—		(.02)

Net asset value, end of period	$27.32		$26.50		$15.81	$25.10	$27.16		$26.11

Total Return[c]	3.09%		67.62%		(37.01% )	(6.28% )	4.02%		6.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,608		$15,874		$12,512	$11,937	$49,087		$32,258

Ratios to average net assets:
Net investment loss	(0.90%	)	(0.60%	)	(0.41% )	(0.62% )	(0.53%	)	(0.19% )
Total expenses	1.52%		1.53%		1.53%	1.53%	1.52%		1.49%

Portfolio turnover rate	398%		699%		573%	450%	1,029%		1,276%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	133

4

FUND PROFILE (Unaudited)
September 30, 2010

S&P 500 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Tesoro Corp.	3.0%
Sunoco, Inc.	2.8%
Valero Energy Corp.	2.5%
Huntington Bancshares, Inc.	2.5%
Integrys Energy Group, Inc.	2.4%
Zions Bancorporation	2.1%
SunTrust Banks, Inc.	2.0%
Tyson Foods, Inc. — Class A	2.0%
Sears Holdings Corp.	1.9%
Cardinal Health, Inc.	1.8%

Top Ten Total	23.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
134	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

FINANCIALS - 26.8% Huntington Bancshares, Inc.	79,845	$452,721
Zions Bancorporation	17,891	382,152
SunTrust Banks, Inc.	13,757	355,343
Assurant, Inc.	7,125	289,987
Genworth Financial, Inc. — Class A*	23,595	288,331
Citigroup, Inc.*	58,520	228,228
American International Group, Inc.*	5,502	215,128
Bank of America Corp.	16,003	209,799
Lincoln National Corp.	8,111	194,015
KeyCorp	23,934	190,515
Capital One Financial Corp.	4,799	189,800
Unum Group	7,760	171,884
MetLife, Inc.	4,440	170,718
Comerica, Inc.	4,169	154,878
E*Trade Financial Corp.*	10,302	149,791
Host Hotels & Resorts, Inc.	9,638	139,558
NASDAQ OMX Group, Inc.*	6,735	130,861
Cincinnati Financial Corp.	4,375	126,219
Morgan Stanley	4,598	113,479
Kimco Realty Corp.	7,155	112,691
Marshall & Ilsley Corp.	15,614	109,923
Regions Financial Corp.	13,058	94,932
BB&T Corp.	3,497	84,208
Allstate Corp.	2,650	83,608
Discover Financial Services	4,745	79,147
Travelers Companies, Inc.	1,405	73,200

Total Financials		4,791,116

UTILITIES - 16.7% Integrys Energy Group, Inc.	8,120	422,727
Pepco Holdings, Inc.	16,494	306,788
NiSource, Inc.	14,907	259,382
Oneok, Inc.	4,688	211,148
Ameren Corp.	6,904	196,074
CMS Energy Corp.	9,555	172,181
CenterPoint Energy, Inc.	8,712	136,953
DTE Energy Co.	2,843	130,579
Northeast Utilities	4,334	128,156
Nicor, Inc.	2,435	111,572
Edison International	3,161	108,707
Pinnacle West Capital Corp.	2,538	104,743
American Electric Power Company, Inc.	2,712	98,256
Consolidated Edison, Inc.	2,018	97,308
SCANA Corp.	2,315	93,341
Xcel Energy, Inc.	3,917	89,973
Allegheny Energy, Inc.	3,299	80,891
Progress Energy, Inc.	1,809	80,356
Duke Energy Corp.	4,348	77,003
Constellation Energy Group, Inc.	2,370	76,409

Total Utilities		2,982,547

		MARKET
	SHARES	VALUE

ENERGY - 12.5%
Tesoro Corp.	39,580	$528,789
Sunoco, Inc.	13,711	500,451
Valero Energy Corp.	25,878	453,124
Marathon Oil Corp.	7,596	251,428
Hess Corp.	2,496	147,563
Chesapeake Energy Corp.	4,666	105,685
ConocoPhillips	1,585	91,027
Chevron Corp.	1,076	87,210
Williams Companies, Inc.	4,040	77,204

Total Energy		2,242,481

HEALTH CARE - 11.0% Cardinal Health, Inc.	9,950	328,748
AmerisourceBergen Corp. — Class A	10,105	309,819
Humana, Inc.*	6,139	308,423
Coventry Health Care, Inc.*	12,421	267,424
McKesson Corp.	3,915	241,869
WellPoint, Inc.*	2,708	153,381
Tenet Healthcare Corp.*	29,506	139,268
Aetna, Inc.	4,254	134,469
CareFusion Corp.*	3,721	92,430

Total Health Care		1,975,831

CONSUMER DISCRETIONARY - 9.0%
Sears Holdings Corp.*	4,735	341,583
Interpublic Group of Companies, Inc.*	20,258	203,188
Whirlpool Corp.	2,432	196,895
JC Penney Company, Inc.	6,293	171,044
Goodyear Tire & Rubber Co.*	14,512	156,004
AutoNation, Inc.*	6,699	155,752
Big Lots, Inc.*	3,770	125,352
Fortune Brands, Inc.	1,860	91,568
Eastman Kodak Co.*	21,079	88,532
Comcast Corp. — Class A	4,609	83,330

Total Consumer Discretionary		1,613,248

CONSUMER STAPLES - 8.4% Tyson Foods, Inc. — Class A	22,073	353,609
Safeway, Inc.	13,471	285,046
Kroger Co.	12,361	267,739
Archer-Daniels-Midland Co.	7,010	223,759
Dean Foods Co.*	13,180	134,568
CVS Caremark Corp.	4,170	131,230
Costco Wholesale Corp.	1,797	115,889

Total Consumer Staples		1,511,840

INDUSTRIALS - 6.5%
Jacobs Engineering Group, Inc.*	4,403	170,396
Fluor Corp.	3,206	158,793
Ryder System, Inc.	3,668	156,880
Textron, Inc.	7,130	146,593
Southwest Airlines Co.	8,322	108,769
Eaton Corp.	1,286	106,082
Snap-On, Inc.	1,914	89,020

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	135

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
   S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

L-3 Communications Holdings, Inc.	1,104	$79,786
RR Donnelley & Sons Co.	4,576	77,609
Avery Dennison Corp.	1,898	70,454

Total Industrials		1,164,382

MATERIALS - 3.3% United States Steel Co.	7,001	306,924
Alcoa, Inc.	16,585	200,844
Dow Chemical Co.	3,249	89,218

Total Materials		596,986

TELECOMMUNICATION SERVICES - 3.1%
Sprint Nextel Corp.*	66,427	307,557
MetroPCS Communications, Inc.*	15,871	166,011
CenturyLink, Inc.	2,181	86,062

Total Telecommunication Services		559,630

INFORMATION TECHNOLOGY - 2.2%
Xerox Corp.	22,791	235,887
Lexmark International, Inc. — Class A*	3,445	153,716

Total Information Technology		389,603

Total Common Stocks (Cost $13,767,752)		17,827,664

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 0.7%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$45,669	$45,669
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	45,618	45,618
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	18,850	18,850
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	4,816	4,816
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	4,713	4,713

Total Repurchase Agreements (Cost $119,666)		$119,666

Total Investments - 100.2% (Cost $13,887,418)		$17,947,330

Liabilities, Less Cash & Other Assets - (0.2)%		(33,685)

Total Net Assets - 100.0%		$17,913,645

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
136	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P 500 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$17,827,664
Repurchase agreement, at value	119,666

Total investments	17,947,330
Receivables:
Fund shares sold	405,877
Dividends	22,863

Total assets	18,376,070

Liabilities:
Payable for:
Securities purchased	387,540
Fund shares redeemed	2,289
Management fees	19,022
Custodian fees	960
Transfer agent/maintenance fees	6,340
Distribution and service fees	7,982
Portfolio accounting fees	2,536
Other	35,756

Total liabilities	462,425

Net assets	$17,913,645

Net assets consist of:
Paid in capital	21,782,045
Undistributed net investment income	147,336
Accumulated net realized loss on sale of investments	(8,075,648)
Net unrealized appreciation in value of investments	4,059,912

Net assets	17,913,645

A-Class:
Net assets	$1,840,959
Capital shares outstanding	24,141
Net asset value per share	$76.26

Maximum offering price per share*	$80.06

C-Class:
Net assets	$2,778,095
Capital shares outstanding	38,941
Net asset value per share	$71.34

H-Class:
Net assets	$13,294,591
Capital shares outstanding	173,811
Net asset value per share	$76.49

Investments, at cost	$13,767,752
Repurchase agreement, at cost	119,666

Total cost	$13,887,418
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$421,704
Interest	346

Total investment income	422,050

Expenses:
Management fees	238,244
Transfer agent and administrative fees	79,415
Distribution and Service Fees:
A-Class	5,272
C-Class	14,050
H-Class	70,630
Portfolio accounting fees	31,766
Trustees’ fees**	4,576
Miscellaneous	54,062

Total expenses	498,015

Net investment loss	(75,965)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	6,564,021

Net realized gain	6,564,021

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(10,292,562)

Net unrealized depreciation	(10,292,562)

Net loss	(3,728,541)

Net decrease in net assets resulting from operations	$(3,804,506)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	137

  S&P 500 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(75,965)	$223,302
Net realized gain during the period on investments	6,564,021	11,207,510
Net unrealized appreciation (depreciation) during the period on investments	(10,292,562)	14,716,760

Net increase (decrease) in net assets resulting from operations	(3,804,506)	26,147,572

Distributions to shareholders from:
Net investment income
A-Class	—	(5,911)
C-Class	—	(37,725)
H-Class	—	(465,758)

Total distributions to shareholders	—	(509,394)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,829,622	15,145,213
C-Class	4,943,340	12,436,778
H-Class	192,749,539	455,762,213
Distributions reinvested
A-Class	—	3,807
C-Class	—	37,392
H-Class	—	465,190
Cost of shares redeemed
A-Class	(20,453,619)	(7,194,675)
C-Class	(6,793,844)	(9,899,329)
H-Class	(325,166,148)	(336,675,504)

Net increase (decrease) from capital share transactions	(139,891,110)	130,081,085

Net increase (decrease) in net assets	(143,695,616)	155,719,263
Net assets:
Beginning of period	161,609,261	5,889,998

End of period	$17,913,645	$161,609,261

Undistributed net investment income at end of period	$147,336	$223,301

Capital share activity:
Shares sold
A-Class	183,442	198,985	†
C-Class	68,159	206,943	†
H-Class	2,541,603	6,745,739	†
Shares reinvested
A-Class	—	54	†
C-Class	—	561	†
H-Class	—	6,550	†
Shares redeemed
A-Class	(261,690)	(102,355	)†
C-Class	(94,393)	(175,865	)†
H-Class	(4,227,099)	(5,020,789	)†

Total capital share activity	(1,789,978)	1,859,823	†

†	Share amounts for the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
138	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]
Per Share Data
Net asset value, beginning of period	$79.66		$35.58	$100.00	$167.30	$145.60	$132.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		.26	1.95	2.45	1.85	.95
Net gain (loss) on securities (realized and unrealized)	(3.37)		44.60	(57.52)	(30.50)	21.65	13.87

Total from investment operations	(3.40)		44.86	(55.57)	(28.05)	23.50	14.82

Less distributions:
Distributions from net investment income	—		(.78)	(1.05)	(9.95)	(1.05)	—
Distributions from realized gains	—		—	(7.80)	(29.30)	(.75)	(2.02)

Total distributions	—		(.78)	(8.85)	(39.25)	(1.80)	(2.02)

Net asset value, end of period	$76.26		$79.66	$35.58	$100.00	$167.30	$145.60

Total Return[c]	(4.27%	)	126.37%	(57.28% )	(19.98% )	16.21%	11.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,841		$8,156	$203	$4,269	$5,348	$713

Ratios to average net assets:
Net investment income (loss)	(0.08%	)	0.39%	2.16%	1.67%	1.17%	0.70%
Total expenses	1.53%		1.52%	1.53%	1.52%	1.50%	1.47%

Portfolio turnover rate	230%		673%	1,448%	289%	389%	1,054%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]
Per Share Data
Net asset value, beginning of period	$74.81		$33.66	$96.00	$163.40	$143.35	$131.90

Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)		(.02)	1.40	.70	.45	.20
Net gain (loss) on securities (realized and unrealized)	(3.20)		41.95	(54.89)	(28.85)	21.40	13.27

Total from investment operations	(3.47)		41.93	(53.49)	(28.15)	21.85	13.47

Less distributions:
Distributions from net investment income	—		(.78)	(1.05)	(9.95)	(1.05)	—
Distributions from realized gains	—		—	(7.80)	(29.30)	(.75)	(2.02)

Total distributions	—		(.78)	(8.85)	(39.25)	(1.80)	(2.02)

Net asset value, end of period	$71.34		$74.81	$33.66	$96.00	$163.40	$143.35

Total Return[c]	(4.64%	)	124.86%	(57.55% )	(20.57% )	15.31%	10.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,778		$4,876	$1,129	$1,838	$21,075	$4,344

Ratios to average net assets:
Net investment income (loss)	(0.76%	)	(0.03% )	2.44%	0.48%	0.29%	0.14%
Total expenses	2.28%		2.27%	2.29%	2.29%	2.27%	2.26%

Portfolio turnover rate	230%		673%	1,448%	289%	389%	1,054%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	139

  S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]
Per Share Data
Net asset value, beginning of period	$79.91		$35.67	$100.00	$167.30	$145.60	$132.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)		.32	1.40	1.80	1.75	1.15
Net gain (loss) on securities (realized and unrealized)	(3.33)		44.70	(56.88)	(29.85)	21.75	13.67

Total from investment operations	(3.42)		45.02	(55.48)	(28.05)	23.50	14.82

Less distributions:
Distributions from net investment income	—		(.78)	(1.05)	(9.95)	(1.05)	—
Distributions from realized gains	—		—	(7.80)	(29.30)	(.75)	(2.02)

Total distributions	—		(.78)	(8.85)	(39.25)	(1.80)	(2.02)

Net asset value, end of period	$76.49		$79.91	$ 35.67	$100.00	$167.30	$145.60

Total Return[c]	(4.28%	)	126.50%	(57.23% )	(19.98% )	16.21%	11.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,295		$148,578	$4,558	$18,459	$184,082	$56,005

Ratios to average net assets:
Net investment income (loss)	(0.23%	)	0.47%	2.36%	1.11%	1.12%	0.82%
Total expenses	1.54%		1.54%	1.53%	1.53%	1.51%	1.49%

Portfolio turnover rate	230%		673%	1,448%	289%	389%	1,054%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Reverse share split – Per share amounts for the period March 31, 2006 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
140	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

NetFlix, Inc.	4.3%
Green Mountain Coffee Roasters, Inc.	2.7%
Bucyrus International, Inc. — Class A	2.5%
Jones Lang LaSalle, Inc.	2.0%
F5 Networks, Inc.	1.9%
NewMarket Corp.	1.8%
Cheesecake Factory, Inc.	1.8%
Guess?, Inc.	1.7%
Fossil, Inc.	1.7%
Community Health Systems, Inc.	1.7%

Top Ten Total	22.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	141

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 29.4%
NetFlix, Inc.*	14,319	$2,321,969
Cheesecake Factory, Inc.*	37,000	979,390
Guess?, Inc.	22,820	927,177
Fossil, Inc.*	16,940	911,203
Chipotle Mexican Grill, Inc. — Class A*	5,153	886,316
Aeropostale, Inc.*	35,974	836,396
Life Time Fitness, Inc.*	18,107	714,683
Panera Bread Co. — Class A*	8,020	710,652
LKQ Corp.*	33,735	701,688
Under Armour, Inc. — Class A*	14,738	663,800
Tupperware Brands Corp.	14,287	653,773
Bally Technologies, Inc.*	17,711	618,999
Warnaco Group, Inc.*	11,556	590,858
Dress Barn, Inc.*	20,807	494,166
Williams-Sonoma, Inc.	14,698	465,927
Sotheby’s	12,334	454,138
J Crew Group, Inc.*	12,620	424,284
Collective Brands, Inc.*	21,084	340,296
Lamar Advertising Co. — Class A*	10,655	339,042
Dollar Tree, Inc.*	6,621	322,840
WMS Industries, Inc.*	7,807	297,212
Gentex Corp.	14,536	283,597
Chico’s FAS, Inc.	26,916	283,156
DreamWorks Animation SKG, Inc. — Class A*	8,248	263,194
ITT Educational Services, Inc.*	2,569	180,524
Strayer Education, Inc.	953	166,299

Total Consumer Discretionary		15,831,579

INFORMATION TECHNOLOGY - 22.0%
F5 Networks, Inc.*	9,776	1,014,847
Rackspace Hosting, Inc.*	34,300	891,114
Solera Holdings, Inc.	18,862	832,946
Equinix, Inc.*	8,025	821,359
Advent Software, Inc.*	12,985	677,687
Informatica Corp.*	17,293	664,224
TIBCO Software, Inc.*	35,335	626,843
CommScope, Inc.*	25,605	607,863
Rovi Corp.*	10,925	550,729
Factset Research Systems, Inc.	6,430	521,666
ANSYS, Inc.*	12,131	512,535
Polycom, Inc.*	18,664	509,154
Skyworks Solutions, Inc.*	22,550	466,334
Cree, Inc.*	8,478	460,271
Itron, Inc.*	6,979	427,324
Gartner, Inc.*	11,246	331,082
ValueClick, Inc.*	25,304	330,976
MICROS Systems, Inc.*	7,115	301,178
Global Payments, Inc.	6,584	282,388
Alliance Data Systems Corp.*	3,797	247,792

		MARKET
	SHARES	VALUE

Semtech Corp.*	12,102	$244,339
NeuStar, Inc. — Class A*	8,062	200,421
Broadridge Financial Solutions, Inc.	8,365	191,308
Silicon Laboratories, Inc.*	4,462	163,532

Total Information Technology		11,877,912

HEALTH CARE - 11.7%
Community Health Systems, Inc.*	29,076	900,484
WellCare Health Plans, Inc.*	24,754	716,876
United Therapeutics Corp.*	12,165	681,362
IDEXX Laboratories, Inc.*	8,616	531,779
Mednax, Inc.*	9,780	521,274
Lincare Holdings, Inc.	18,139	455,107
Allscripts Healthcare Solutions, Inc.*	24,370	450,114
Edwards Lifesciences Corp.*	5,185	347,654
Medicis Pharmaceutical Corp. — Class A	11,591	343,673
Masimo Corp.	11,970	326,901
Mettler-Toledo International, Inc.*	2,513	312,718
Kinetic Concepts, Inc.*	8,402	307,345
ResMed, Inc.*	7,132	234,001
Covance, Inc.*	3,594	168,163

Total Health Care		6,297,451

INDUSTRIALS - 11.3%
Bucyrus International, Inc. — Class A	19,138	1,327,220
Joy Global, Inc.	11,912	837,652
Baldor Electric Co.	17,900	723,160
BE Aerospace, Inc.*	22,481	681,399
Thomas & Betts Corp.*	14,066	576,987
Gardner Denver, Inc.	7,661	411,243
Kirby Corp.*	8,374	335,462
AMETEK, Inc.	5,967	285,044
Valmont Industries, Inc.	3,901	282,432
Nordson Corp.	3,119	229,839
FTI Consulting, Inc.*	6,621	229,683
Oshkosh Corp.*	5,421	149,078

Total Industrials		6,069,199

ENERGY - 6.7%
Oceaneering International, Inc.*	13,968	752,317
Atwood Oceanics, Inc.*	23,903	727,846
Superior Energy Services, Inc.*	26,218	699,758
Bill Barrett Corp.*	18,646	671,256
Quicksilver Resources, Inc.*	46,592	587,059
Plains Exploration & Production Co.*	6,953	185,437

Total Energy		3,623,673

FINANCIALS - 5.8%
Jones Lang LaSalle, Inc.	12,724	1,097,699
SL Green Realty Corp.	13,163	833,613
Waddell & Reed Financial, Inc. — Class A	17,025	465,804

142	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Affiliated Managers Group, Inc.*	4,771	$372,186
MSCI, Inc. — Class A*	10,899	361,956

Total Financials		3,131,258

MATERIALS - 5.8%
NewMarket Corp.	8,681	986,856
Reliance Steel & Aluminum Co.	19,201	797,418
Steel Dynamics, Inc.	44,221	623,958
Lubrizol Corp.	3,796	402,262
Greif, Inc. — Class A	5,317	312,852

Total Materials		3,123,346

CONSUMER STAPLES - 5.3%
Green Mountain Coffee Roasters, Inc.*	46,064	1,436,736
NBTY, Inc.*	15,137	832,232
Hansen Natural Corp.*	12,030	560,839

Total Consumer Staples		2,829,807

TELECOMMUNICATION SERVICES - 1.5%
tw telecom inc — Class-A*	24,685	458,400
Syniverse Holdings, Inc.*	16,624	376,866

Total Telecommunication Services		835,266

Total Common Stocks
(Cost $42,173,805)		53,619,491

WARRANT†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	1

Total Warrant
(Cost $—)		1

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 1.4%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$291,928	$291,928
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	291,603	291,603
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	120,497	120,497
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	30,786	30,786
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	30,124	30,124

Total Repurchase Agreements
(Cost $764,938)		764,938

Total Investments – 100.9%
(Cost $42,938,743)		$54,384,430

Liabilities, Less Cash &
Other Assets – (0.9)%		$(481,361)

Total Net Assets – 100.0%		$53,903,069

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	143

3

  S&P MIDCAP 400 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$53,619,492
Repurchase agreement, at value	764,938

Total investments	54,384,430
Receivables:
Securities sold	462,262
Fund shares sold	813,702
Dividends	16,562

Total assets	55,676,956

Liabilities:
Payable for:
Securities purchased	1,594,330
Fund shares redeemed	110,105
Management fees	24,702
Custodian fees	1,129
Transfer agent/maintenance fees	8,234
Distribution and service fees	10,463
Portfolio accounting fees	3,294
Other	21,630

Total liabilities	1,773,887

Net assets	$53,903,069

Net assets consist of:
Paid in capital	63,371,008
Accumulated net investment loss	(287,626)
Accumulated net realized loss on sale of investments	(20,626,000)
Net unrealized appreciation in value of investments	11,445,687

Net assets	53,903,069

A-Class:
Net assets	$3,591,887
Capital shares outstanding	107,024
Net asset value per share	$33.56

Maximum offering price per share*	$35.23

C-Class:
Net assets	$4,925,048
Capital shares outstanding	154,456
Net asset value per share	$31.89

H-Class:
Net assets	$45,386,134
Capital shares outstanding	1,350,746
Net asset value per share	$33.60

Investments, at cost	$42,173,805
Repurchase agreement, at cost	764,938

Total cost	$42,938,743
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$74,181
Interest	350

Total investment income	74,531

Expenses:
Management fees	171,125
Transfer agent and administrative fees	57,042
Distribution and Service Fees:
A-Class	3,887
C-Class	17,192
H-Class	48,856
Portfolio accounting fees	22,816
Trustees’ fees**	2,087
Miscellaneous	39,152

Total expenses	362,157

Net investment loss	(287,626)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	782,687

Net realized gain	782,687

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,081,961)

Net unrealized depreciation	(1,081,961)

Net loss	(299,274)

Net decrease in net assets resulting from operations	$(586,900)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

144	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  S&P MIDCAP 400 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(287,626)	$(518,991)
Net realized gain during the period on investments	782,687	4,143,406
Net unrealized appreciation (depreciation) during the period on investments	(1,081,961)	10,192,157

Net increase (decrease) in net assets resulting from operations	(586,900)	13,816,572

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	10,887,912	9,118,126
C-Class	4,268,661	12,063,875
H-Class	176,484,351	359,244,845
Cost of shares redeemed
A-Class	(9,274,095)	(8,227,201)
C-Class	(3,143,876)	(13,253,534)
H-Class	(195,203,686)	(322,082,822)

Net increase (decrease) from capital share transactions	(15,980,733)	36,863,289

Net increase (decrease) in net assets	(16,567,633)	50,679,861

Net assets:
Beginning of period	70,470,702	19,790,841

End of period	$53,903,069	$70,470,702

Accumulated net investment loss at end of period	$(287,626)	$—

Capital share activity:
Shares sold
A-Class	343,113	300,377
C-Class	138,200	502,964
H-Class	5,617,668	14,089,972
Shares redeemed
A-Class	(305,694)	(270,498)
C-Class	(106,817)	(578,802)
H-Class	(6,265,414)	(12,947,561)

Total capital share activity	(578,944)	1,096,452

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	145

2

  S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$32.21		$18.19		$26.65	$30.72	$31.94	$26.85

Income (loss) from investment operations:
Net investment loss[b]	(.18)		(.28)		(.24)	(.27)	(.08)	(.17)
Net gain (loss) on securities (realized and unrealized)	1.53		14.30		(8.22)	(1.42)	.48	5.39

Total from investment operations	1.35		14.02		(8.46)	(1.69)	.40	5.22

Less distributions:
Distributions from realized gains	—		—		—	(2.38)	(1.62)	(.13)

Total distributions	—		—		—	(2.38)	(1.62)	(.13)

Net asset value, end of period	$33.56		$32.21		$18.19	$26.65	$30.72	$31.94

Total Return[c]	4.19%		77.08%		(31.74% )	(6.26% )	1.36%	19.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,592		$2,242		$723	$3,863	$2,777	$1,530

Ratios to average net assets:
Net investment loss	(1.20%	)	(1.03%	)	(0.93% )	(0.88% )	(0.25% )	(0.60% )
Total expenses	1.53%		1.53%		1.58%	1.52%	1.51%	1.48%

Portfolio turnover rate	326%		626%		1,281%	736%	537%	681%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$30.71		$17.48		$25.79	$30.01	$31.47	$26.66

Income (loss) from investment operations:
Net investment loss[b]	(.29)		(.44)		(.42)	(.50)	(.42)	(.42)
Net gain (loss) on securities (realized and unrealized)	1.47		13.67		(7.89)	(1.34)	.58	5.36

Total from investment operations	1.18		13.23		(8.31)	(1.84)	.16	4.94

Less distributions:
Distributions from realized gains	—		—		—	(2.38)	(1.62)	(.13)

Total distributions	—		—		—	(2.38)	(1.62)	(.13)

Net asset value, end of period	$31.89		$30.71		$17.48	$25.79	$30.01	$31.47

Total Return[c]	3.84%		75.69%		(32.22% )	(6.92% )	0.60%	18.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,925		$3,780		$3,477	$1,426	$5,316	$3,305

Ratios to average net assets:
Net investment loss	(1.94%	)	(1.77%	)	(1.72% )	(1.69% )	(1.40% )	(1.43% )
Total expenses	2.28%		2.28%		2.32%	2.28%	2.27%	2.26%

Portfolio turnover rate	326%		626%		1,281%	736%	537%	681%
146	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$32.25		$18.21		$26.68	$30.75	$31.95	$26.86

Income (loss) from investment operations:
Net investment loss[b]	(.19)		(.26)		(.22)	(.28)	(.24)	(.19)
Net gain (loss) on securities (realized and unrealized)	1.54		14.30		(8.25)	(1.41)	.66	5.41

Total from investment operations	1.35		14.04		(8.47)	(1.69)	.42	5.22

Less distributions:
Distributions from realized gains	—		—		—	(2.38)	(1.62)	(.13)

Total distributions	—		—		—	(2.38)	(1.62)	(.13)

Net asset value, end of period	$33.60		$32.25		$18.21	$26.68	$30.75	$31.95

Total Return[c]	4.19%		77.10%		(31.75% )	(6.25% )	1.42%	19.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,386		$64,449		$15,591	$14,158	$7,715	$48,888

Ratios to average net assets:
Net investment loss	(1.21%	)	(0.99%	)	(0.95% )	(0.92% )	(0.80% )	(0.63% )
Total expenses	1.53%		1.54%		1.55%	1.51%	1.52%	1.50%

Portfolio turnover rate	326%		626%		1,281%	736%	537%	681%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	147

4

FUND PROFILE (Unaudited)
September 30, 2010

S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Cathay General Bancorp	3.3%
Foot Locker, Inc.	2.7%
Terex Corp.	2.7%
Kindred Healthcare, Inc.	2.6%
Frontier Oil Corp.	2.5%
Health Net, Inc.	2.4%
Ashland, Inc.	2.3%
BJ’s Wholesale Club, Inc.	2.2%
Regis Corp.	2.2%
KBR, Inc.	2.1%

Top Ten Total	25.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
148	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.1%

INDUSTRIALS - 20.7% Terex Corp.*	61,815	$1,416,800
KBR, Inc.	44,607	1,099,116
Trinity Industries, Inc.	48,944	1,089,983
Manpower, Inc.	17,806	929,473
AGCO Corp.*	21,462	837,233
Timken Co.	20,699	794,014
URS Corp.*	18,836	715,391
Alaska Air Group, Inc.*	12,074	616,136
Shaw Group, Inc.*	16,964	569,312
JetBlue Airways Corp.*	81,836	547,483
Con-way, Inc.	15,861	491,532
Alexander & Baldwin, Inc.	11,312	394,110
Aecom Technology Corp.*	15,496	375,933
Brink’s Co.	15,987	367,701
Granite Construction, Inc.	15,865	360,770
GATX Corp.	8,709	255,348

Total Industrials		10,860,335

CONSUMER DISCRETIONARY - 14.6%
Foot Locker, Inc.	98,230	1,427,282
Regis Corp.	60,719	1,161,554
Saks, Inc.*	117,533	1,010,784
Rent-A-Center, Inc. — Class A	36,446	815,662
Barnes & Noble, Inc.	42,096	682,376
Brinker International, Inc.	25,980	489,983
Boyd Gaming Corp.*	65,509	474,940
Coldwater Creek, Inc.*	86,198	454,263
Scholastic Corp.	14,770	410,901
Bob Evans Farms, Inc.	14,500	407,015
Harte-Hanks, Inc.	28,886	337,100

Total Consumer Discretionary		7,671,860

FINANCIALS - 14.6% Cathay General Bancorp	145,126	1,725,548
Associated Banc-Corp	70,376	928,259
Astoria Financial Corp.	46,668	636,085
Unitrin, Inc.	24,557	598,945
Synovus Financial Corp.	214,849	528,529
American Financial Group, Inc.	16,581	507,047
Reinsurance Group of America, Inc. — Class A	8,584	414,521
Old Republic International Corp.	29,655	410,722
Hospitality Properties Trust	17,720	395,688
Protective Life Corp.	15,984	347,812
Hanover Insurance Group, Inc.	6,737	316,639
StanCorp Financial Group, Inc.	8,201	311,638
Wilmington Trust Corp.	29,306	263,168
HCC Insurance Holdings, Inc.	9,590	250,203

Total Financials		7,634,804

INFORMATION TECHNOLOGY - 9.9%
Tech Data Corp.*	24,536	988,801
Ingram Micro, Inc. — Class A*	54,321	915,852

		MARKET
	SHARES	VALUE

Arrow Electronics, Inc.*	29,148	$779,126
NCR Corp.*	55,113	751,190
CoreLogic, Inc.	23,811	456,219
Avnet, Inc.*	13,700	370,037
Diebold, Inc.	10,815	336,239
SRA International, Inc. — Class- *	15,081	297,397
Convergys Corp.*	27,102	283,216

Total Information Technology		5,178,077

UTILITIES - 9.6% Dynegy, Inc. — Class A*	125,624	611,789
N.V. Energy, Inc.	41,146	541,070
UGI Corp.	18,188	520,359
Atmos Energy Corp.	17,008	497,484
PNM Resources, Inc.	42,939	489,075
Alliant Energy Corp.	12,420	451,467
Hawaiian Electric Industries, Inc.	19,308	435,202
Great Plains Energy, Inc.	22,929	433,358
WGL Holdings, Inc.	9,939	375,495
Black Hills Corp.	11,484	358,301
Westar Energy, Inc.	14,238	344,987

Total Utilities		5,058,587

HEALTH CARE - 9.4% Kindred Healthcare, Inc.*	103,319	1,345,213
Health Net, Inc.*	46,240	1,257,266
Owens & Minor, Inc.	30,762	875,487
Omnicare, Inc.	33,023	788,589
LifePoint Hospitals, Inc.*	18,588	651,695

Total Health Care		4,918,250

CONSUMER STAPLES - 8.3% BJ’s Wholesale Club, Inc.*	28,405	1,178,808
Smithfield Foods, Inc.*	63,575	1,069,967
Ruddick Corp.	22,678	786,473
Corn Products International, Inc.	14,705	551,437
Universal Corp.	11,563	463,561
Ralcorp Holdings, Inc.*	5,107	298,657

Total Consumer Staples		4,348,903

ENERGY - 5.6% Frontier Oil Corp.	98,770	1,323,518
Overseas Shipholding Group, Inc.	22,297	765,233
Patriot Coal Corp.*	43,577	497,213
Patterson-UTI Energy, Inc.	21,045	359,449

Total Energy		2,945,413

MATERIALS - 5.5% Ashland, Inc.	25,029	1,220,664
Commercial Metals Co.	47,341	685,971
Cytec Industries, Inc.	9,154	516,103
Worthington Industries, Inc.	32,478	488,144

Total Materials		2,910,882

TELECOMMUNICATION SERVICES - 0.9%
Telephone & Data Systems, Inc.	13,660	448,048

Total Common Stocks (Cost $44,537,311)		51,975,159

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	149

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

WARRANT†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	176	$9

Total Warrant (Cost $—)		9

	FACE
	AMOUNT
REPURCHASE AGREEMENTS††,1 - 0.7%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$141,454	141,454
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	141,296	141,296
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	58,387	58,387
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	14,917	14,917
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	14,597	14,597

Total Repurchase Agreements (Cost $370,651)		370,651

Total Investments – 99.8% (Cost $44,907,962)		$52,345,819

Cash & Other Assets, Less Liabilities – 0.2%		118,806

Total Net Assets – 100.0%		$52,464,625

*	Non-Income Producing Security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
150	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P MIDCAP 400 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$51,975,168
Repurchase agreement, at value	370,651

Total investments	52,345,819
Receivables:
Fund shares sold	199,028
Dividends	23,209

Total assets	52,568,056

Liabilities:
Payable for:
Fund shares redeemed	14,993
Management fees	25,804
Custodian fees	1,139
Transfer agent/maintenance fees	8,601
Distribution and service fees	9,527
Portfolio accounting fees	3,440
Other	39,927

Total liabilities	103,431

Net assets	$52,464,625

Net assets consist of:
Paid in capital	52,028,516
Undistributed net investment income	123,227
Accumulated net realized loss on sale of investments	(7,124,975)
Net unrealized appreciation in value of investments	7,437,857

Net assets	52,464,625

A-Class:
Net assets	$781,782
Capital shares outstanding	27,445
Net asset value per share	$28.49

Maximum offering price per share*	$29.91

C-Class:
Net assets	$1,535,229
Capital shares outstanding	56,852
Net asset value per share	$27.00

H-Class:
Net assets	$50,147,614
Capital shares outstanding	1,761,022
Net asset value per share	$28.48

Investments, at cost	$44,537,311
Repurchase agreement, at cost	370,651

Total cost	$44,907,962
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$643,692
Interest	570

Total investment income	644,262

Expenses:
Management fees	365,179
Transfer agent and administrative fees	121,727
Distribution and Service Fees:
A-Class	11,316
C-Class	8,466
H-Class	108,294
Portfolio accounting fees	48,682
Trustees’ fees**	6,718
Miscellaneous	82,602

Total expenses	752,984

Net investment loss	(108,722)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(5,908,112)

Net realized loss	(5,908,112)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(14,581,512)

Net unrealized depreciation	(14,581,512)

Net loss	(20,489,624)

Net decrease in net assets resulting from operations	$(20,598,346)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	151

  S&P MIDCAP 400 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(108,722)	$231,950
Net realized gain (loss) during the period on investments	(5,908,112)	9,616,321
Net unrealized appreciation (depreciation) during the period on investments	(14,581,512)	21,691,091

Net increase (decrease) in net assets resulting from operations	(20,598,346)	31,539,362

Distributions to shareholders from:
Net investment income
A-Class	—	(2,076)
C-Class	—	(6,922)
H-Class	—	(134,553)

Total distributions to shareholders	—	(143,551)

Capital share transactions:
Proceeds from sale of shares
A-Class	47,244,259	16,949,502
C-Class	948,236	15,195,168
H-Class	140,018,288	529,643,072
Distributions reinvested
A-Class	—	2,017
C-Class	—	6,784
H-Class	—	133,192
Cost of shares redeemed
A-Class	(53,758,958)	(7,103,408)
C-Class	(1,773,839)	(14,178,507)
H-Class	(272,438,990)	(363,931,663)

Net increase (decrease) from capital share transactions	(139,761,004)	176,716,157

Net increase (decrease) in net assets	(160,359,350)	208,111,968
Net assets:
Beginning of period	212,823,975	4,712,007

End of period	$52,464,625	$212,823,975

Undistributed net investment income at end of period	$123,227	$231,949

Capital share activity:
Shares sold
A-Class	1,698,572	593,908
C-Class	34,624	623,530
H-Class	4,779,674	20,524,706
Shares reinvested
A-Class	—	75
C-Class	—	266
H-Class	—	4,985
Shares redeemed
A-Class	(2,028,701)	(243,737)
C-Class	(63,334)	(585,996)
H-Class	(9,573,321)	(14,266,469)

Total capital share activity	(5,152,486)	6,651,268

152	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$30.45		$13.68	$29.72	$36.58	$31.83	$27.49

Income (loss) from investment operations:
Net investment income[b]	.01		.12	.47	.44	.34	.06
Net gain (loss) on securities (realized and unrealized)	(1.97)		16.75	(16.51)	(6.37)	4.57	4.47

Total from investment operations	(1.96)		16.87	(16.04)	(5.93)	4.91	4.53

Less distributions:
Distributions from net investment income	—		(.10)	—	(.93)	—	(—)[d]
Distributions from realized gains	—		—	—	—	(.16)	(.19)

Total distributions	—		(.10)	—	(.93)	(.16)	(.19)

Net asset value, end of period	$28.49		$30.45	$13.68	$29.72	$36.58	$31.83

Total Return[c]	(6.44%	)	123.41%	(53.97% )	(16.45% )	15.45%	16.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$782		$10,888	$100	$2,797	$4,744	$1,480

Ratios to average net assets:
Net investment income	0.10%		0.43%	1.66%	1.25%	1.00%	0.21%
Total expenses	1.52%		1.52%	1.54%	1.53%	1.53%	1.48%

Portfolio turnover rate	143%		443%	977%	297%	625%	558%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$28.96		$13.12	$28.78	$35.75	$31.34	$27.29

Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)		(.06)	.39	.30	.11	(.10)
Net gain (loss) on securities (realized and unrealized)	(1.84)		16.00	(16.05)	(6.34)	4.46	4.34

Total from investment operations	(1.96)		15.94	(15.66)	(6.04)	4.57	4.24

Less distributions:
Distributions from net investment income	—		(.10)	—	(.93)	—	(—)[d]
Distributions from realized gains	—		—	—	—	(.16)	(.19)

Total distributions	—		(.10)	—	(.93)	(.16)	(.19)

Net asset value, end of period	$27.00		$28.96	$13.12	$28.78	$35.75	$31.34

Total Return[c]	(6.77%	)	121.59%	(54.41% )	(17.15% )	14.61%	15.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,535		$2,478	$627	$1,082	$8,326	$7,270

Ratios to average net assets:
Net investment income (loss)	(0.87%	)	(0.24% )	1.58%	0.88%	0.33%	(0.35% )
Total expenses	2.28%		2.29%	2.29%	2.28%	2.28%	2.25%

Portfolio turnover rate	143%		443%	977%	297%	625%	558%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	153

  S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$30.43		$13.67	$29.71	$36.58	$31.82	$27.49

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		.10	.47	.35	.46	.07
Net gain (loss) on securities (realized and unrealized)	(1.91)		16.76	(16.51)	(6.29)	4.46	4.45

Total from investment operations	(1.95)		16.86	(16.04)	(5.94)	4.92	4.52

Less distributions:
Distributions from net investment income	—		(.10)	—	(.93)	—	(—)[d]
Distributions from realized gains	—		—	—	—	(.16)	(.19)

Total distributions	—		(.10)	—	(.93)	(.16)	(.19)

Net asset value, end of period	$28.48		$30.43	$13.67	$29.71	$36.58	$31.82

Total Return[c]	(6.41%	)	123.43%	(53.99% )	(16.48% )	15.49%	16.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,148		$199,458	$3,985	$6,512	$76,513	$31,340

Ratios to average net assets:
Net investment income (loss)	(0.24%	)	0.37%	2.01%	0.96%	1.39%	0.25%
Total expenses	1.53%		1.53%	1.54%	1.54%	1.52%	1.48%

Portfolio turnover rate	143%		443%	977%	297%	625%	558%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return, and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $.01 per share.
154	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Sourcefire, Inc.	1.7%
Dolan Co.	1.5%
CROCS, Inc.	1.5%
TriQuint Semiconductor, Inc.	1.4%
Ebix, Inc.	1.4%
Andersons, Inc.	1.3%
Wright Express Corp.	1.3%
comScore, Inc.	1.2%
Medifast, Inc.	1.2%
Netscout Systems, Inc.	1.2%

Top Ten Total	13.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	155

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.6%

INFORMATION TECHNOLOGY - 32.7%
Sourcefire, Inc.*	7,030	$202,745
TriQuint Semiconductor, Inc.*	17,619	169,142
Ebix, Inc.*	6,985	163,798
Wright Express Corp.*	4,225	150,875
comScore, Inc.*	6,391	150,316
Netscout Systems, Inc.*	7,126	146,154
Volterra Semiconductor Corp.*	6,230	134,070
Radiant Systems, Inc.*	7,831	133,910
Perficient, Inc.*	14,592	133,371
MicroStrategy, Inc. — Class A*	1,478	128,010
Blue Coat Systems, Inc.*	5,159	124,126
CommVault Systems, Inc.*	4,206	109,482
Interactive Intelligence, Inc.*	5,855	103,048
Diodes, Inc.*	5,910	101,002
Novatel Wireless, Inc.*	12,661	99,769
Compellent Technologies, Inc.*	5,114	92,973
Hittite Microwave Corp.*	1,900	90,535
Blackbaud, Inc.	3,654	87,842
Smith Micro Software, Inc.*	8,611	85,593
TTM Technologies, Inc.*	8,597	84,165
Sigma Designs, Inc.*	7,201	82,739
Monolithic Power Systems, Inc.*	4,993	81,536
Synaptics, Inc.*	2,790	78,511
Concur Technologies, Inc.*	1,553	76,780
Taleo Corp. — Class A*	2,626	76,128
Tessera Technologies, Inc.*	3,789	70,097
Manhattan Associates, Inc.*	2,318	68,033
Stratasys, Inc.*	2,287	63,396
JDA Software Group, Inc.*	2,445	62,005
Tyler Technologies, Inc.*	3,007	60,621
Netgear, Inc.*	2,222	60,016
Epicor Software Corp.*	6,813	59,273
TeleTech Holdings, Inc.*	3,785	56,169
Mercury Computer Systems, Inc.*	4,502	54,159
CSG Systems International, Inc.*	2,934	53,487
Veeco Instruments, Inc.*	1,525	53,177
j2 Global Communications, Inc.*	2,217	52,742
DealerTrack Holdings, Inc.*	2,852	48,712
Websense, Inc.*	2,402	42,611
Kopin Corp.*	11,860	42,103
Stamps.com, Inc.*	2,898	37,674
MAXIMUS, Inc.	589	36,271
Pericom Semiconductor Corp.*	4,073	35,394
Cymer, Inc.*	868	32,185
FARO Technologies, Inc.*	1,349	29,422
Knot, Inc.*	2,450	22,369

Total Information Technology		3,926,536

CONSUMER DISCRETIONARY - 23.8%
CROCS, Inc.*	13,679	177,964
Deckers Outdoor Corp.*	2,747	137,240
Lumber Liquidators Holdings, Inc.*	5,403	132,752

		MARKET
	SHARES	VALUE

Iconix Brand Group, Inc.*	7,136	$124,880
BJ’s Restaurants, Inc.*	4,339	122,186
Texas Roadhouse, Inc. — Class A*	8,276	116,361
Cracker Barrel Old Country Store, Inc.	2,261	114,768
Coinstar, Inc.*	2,656	114,181
Jos A. Bank Clothiers, Inc.*	2,656	113,172
Buffalo Wild Wings, Inc.*	2,291	109,716
True Religion Apparel, Inc.*	5,001	106,721
HSN, Inc.*	3,178	95,022
National Presto Industries, Inc.	875	93,161
Zumiez, Inc.*	4,360	92,258
Sturm Ruger & Company, Inc.	6,731	91,811
PF Chang’s China Bistro, Inc.	1,863	86,071
Volcom, Inc.*	4,408	84,281
Blue Nile, Inc.*	1,837	81,728
CEC Entertainment, Inc.*	2,295	78,787
California Pizza Kitchen, Inc.*	4,393	74,945
Steven Madden Ltd.*	1,810	74,319
Gymboree Corp.*	1,662	69,039
NutriSystem, Inc.	3,541	68,129
Peet’s Coffee & Tea, Inc.*	1,572	53,810
Monro Muffler Brake, Inc.	1,114	51,367
Polaris Industries, Inc.	784	51,038
Big 5 Sporting Goods Corp.	3,763	50,499
Kirkland’s, Inc.*	3,590	49,757
Buckle, Inc.	1,738	46,127
Hibbett Sports, Inc.*	1,691	42,190
Capella Education Co.*	536	41,604
Interval Leisure Group, Inc.*	3,070	41,353
Arbitron, Inc.	1,303	36,445
Universal Electronics, Inc.*	1,540	32,109

Total Consumer Discretionary		2,855,791

HEALTH CARE - 15.6%
Quality Systems, Inc.	1,787	118,496
HMS Holdings Corp.*	1,855	109,334
American Medical Systems Holdings, Inc.*	5,269	103,167
Regeneron Pharmaceuticals, Inc.*	3,696	101,270
Hi-Tech Pharmacal Company, Inc.*	4,796	97,071
Salix Pharmaceuticals Ltd.*	2,415	95,924
Align Technology, Inc.*	4,834	94,650
Cooper Companies, Inc.	2,037	94,150
IPC The Hospitalist Company, Inc.*	3,229	88,216
Catalyst Health Solutions, Inc.*	2,477	87,215
Air Methods Corp.*	2,030	84,407
Healthways, Inc.*	5,886	68,513
Integra LifeSciences Holdings Corp.*	1,699	67,043
Cubist Pharmaceuticals, Inc.*	2,770	64,790
Natus Medical, Inc.*	4,445	64,764
Par Pharmaceutical Companies, Inc.*	2,074	60,312
RehabCare Group, Inc.*	2,837	57,364
Bio-Reference Labs, Inc.*	2,400	50,064

156	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Neogen Corp.*	1,379	$46,679
Abaxis, Inc.*	1,936	44,722
Cantel Medical Corp.	2,561	41,488
Dionex Corp.*	475	41,059
LHC Group, Inc.*	1,531	35,504
Zoll Medical Corp.*	1,062	34,271
Amedisys, Inc.*	1,431	34,058
Enzo Biochem, Inc.*	8,387	31,871
Genoptix, Inc.*	1,987	28,215
Almost Family, Inc.*	862	25,541

Total Health Care		1,870,158

FINANCIALS - 7.3%
World Acceptance Corp.*	2,384	105,277
Portfolio Recovery Associates, Inc.*	1,318	85,209
DiamondRock Hospitality Co.*	8,655	82,136
Medical Properties Trust, Inc.	6,822	69,175
optionsXpress Holdings, Inc.*	4,497	69,074
First Cash Financial Services, Inc.*	2,307	64,019
eHealth, Inc.*	4,881	63,063
Signature Bank *	1,603	62,261
Stifel Financial Corp.*	1,322	61,195
Tower Group, Inc.	2,326	54,312
Cash America International, Inc.	1,488	52,080
Forestar Group, Inc.*	2,761	47,075
Acadia Realty Trust	2,170	41,230
TradeStation Group, Inc.*	4,055	26,682

Total Financials		882,788

CONSUMER STAPLES - 6.6%
Andersons, Inc.	4,274	161,985
Medifast, Inc.*	5,514	149,595
TreeHouse Foods, Inc.*	2,416	111,377
Darling International, Inc.*	12,258	104,438
Boston Beer Company, Inc. — Class A*	1,176	78,639
Cal-Maine Foods, Inc.	2,304	66,770
Calavo Growers, Inc.	2,931	63,544
Sanderson Farms, Inc.	1,330	57,576

Total Consumer Staples		793,924

ENERGY - 5.1%
Oil States International, Inc.*	2,630	122,427
Dril-Quip, Inc.*	1,802	111,922
Tetra Technologies, Inc.*	9,937	101,358
Hornbeck Offshore Services, Inc.*	3,970	77,375
Gulf Island Fabrication, Inc.	3,829	69,688
SM Energy Co.	1,453	54,429
CARBO Ceramics, Inc.	503	40,743
Lufkin Industries, Inc.	928	40,739

Total Energy		618,681

		MARKET
	SHARES	VALUE

INDUSTRIALS - 5.0%
Dolan Co.*	16,006	$181,988
Orion Marine Group, Inc.*	8,720	108,215
AZZ, Inc.	2,497	106,972
Allegiant Travel Co. — Class A	1,197	50,657
GenCorp, Inc.*	9,731	47,877
AAON, Inc.	1,488	34,998
Heidrick & Struggles International, Inc.	1,653	32,200
SYKES Enterprises, Inc.*	1,738	23,602
Tetra Tech, Inc.*	963	20,194

Total Industrials		606,703

MATERIALS - 2.7%
Kaiser Aluminum Corp.	3,010	128,798
Balchem Corp.	3,199	98,721
Schweitzer-Mauduit International, Inc.	982	57,261
AMCOL International Corp.	1,439	37,687

Total Materials		322,467

TELECOMMUNICATION SERVICES - 0.8%
NTELOS Holdings Corp.	3,044	51,504
Cbeyond, Inc.*	3,270	41,954

Total Telecommunication Services		93,458

Total Common Stocks
(Cost $8,636,210)		11,970,506

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 1.2%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$55,388	55,388
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	55,327	55,327
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	22,862	22,862
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	5,841	5,841
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	5,716	5,716

Total Repurchase Agreements (Cost $145,134)		145,134

Total Investments – 100.8% (Cost $8,781,344)		$12,115,640

Liabilities, Less Cash & Other Assets – (0.8)%		(91,600)

Total Net Assets – 100.0%		$12,024,040

*	Non-Income Producing Security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	157

  S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$11,970,506
Repurchase agreement, at value	145,134

Total investments	12,115,640
Receivables:
Fund shares sold	74,536
Dividends	4,381

Total assets	12,194,557

Liabilities:
Payable for:
Securities purchased	149,747
Fund shares redeemed	33
Management fees	6,901
Custodian fees	309
Transfer agent/maintenance fees	2,300
Distribution and service fees	2,735
Portfolio accounting fees	920
Other	7,572

Total liabilities	170,517

Net assets	$12,024,040

Net assets consist of:
Paid in capital	19,940,035
Accumulated net investment loss	(106,268)
Accumulated net realized loss on sale of investments	(11,144,023)
Net unrealized appreciation in value of investments	3,334,296

Net assets	12,024,040

A-Class:
Net assets	$742,671
Capital shares outstanding	25,777
Net asset value per share	$28.81

Maximum offering price per share*	$30.25

C-Class:
Net assets	$938,244
Capital shares outstanding	34,143
Net asset value per share	$27.48

H-Class:
Net assets	$10,343,125
Capital shares outstanding	358,709
Net asset value per share	$28.83

Investments, at cost	$8,636,210
Repurchase agreement, at cost	145,134

Total cost	$8,781,344
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$29,028
Interest	126

Total investment income	29,154

Expenses:
Management fees	64,450
Transfer agent and administrative fees	21,483
Distribution and Service Fees:
A-Class	2,548
C-Class	5,302
H-Class	17,610
Portfolio accounting fees	8,593
Trustees’ fees**	675
Miscellaneous	14,761

Total expenses	135,422

Net investment loss	(106,268)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(3,029,029)

Net realized loss	(3,029,029)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	121,577

Net unrealized appreciation	121,577

Net loss	(2,907,452)

Net decrease in net assets resulting from operations	$(3,013,720)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

158	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(106,268)	$(199,998)
Net realized gain (loss) during the period on investments	(3,029,029)	153,042
Net unrealized appreciation during the period on investments	121,577	3,107,538

Net increase (decrease) in net assets resulting from operations	(3,013,720)	3,060,582

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	16,699,961	3,568,200
C-Class	1,249,010	8,283,398
H-Class	127,894,762	253,545,313
Cost of shares redeemed
A-Class	(16,531,276)	(3,442,305)
C-Class	(1,915,276)	(7,191,912)
H-Class	(124,839,081)	(255,624,703)

Net increase (decrease) from capital share transactions	2,558,100	(862,009)

Net increase (decrease) in net assets	(455,620)	2,198,573

Net assets:
Beginning of period	12,479,660	10,281,087

End of period	$12,024,040	$12,479,660

Accumulated net investment loss at end of period	$(106,268)	$—

Capital share activity:
Shares sold
A-Class	598,617	155,596
C-Class	44,580	363,530
H-Class	4,571,736	10,382,727
Shares redeemed
A-Class	(599,166)	(136,174)
C-Class	(71,261)	(325,346)
H-Class	(4,566,680)	(10,607,235)

Total capital share activity	(22,174)	(166,902)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	159

  S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
A-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$28.49		$16.93		$27.43	$32.61	$32.25		$27.96

Income (loss) from investment operations:
Net investment loss[b]	(.16)		(.28)		(.19)	(.13)	(.29)		(.18)
Net gain (loss) on securities (realized and unrealized)	.48		11.84		(10.31)	(3.72)	.65		5.27

Total from investment operations	.32		11.56		(10.50)	(3.85)	.36		5.09

Less distributions:
Distributions from realized gains	—		—		—	(1.33)	—		(.80)

Total distributions	—		—		—	(1.33)	—		(.80)

Net asset value, end of period	$28.81		$28.49		$16.93	$27.43	$32.61		$32.25

Total Return[c]	1.12%		68.28%		(38.28% )	(12.27% )	1.12%		18.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$743		$750		$117	$1,938	$1,408		$943

Ratios to average net assets:
Net investment loss	(1.22%	)	(1.15%	)	(0.73% )	(0.40% )	(0.93%	)	(0.61% )
Total expenses	1.52%		1.54%		1.54%	1.52%	1.56%		1.47%

Portfolio turnover rate	663%		1,476%		1,066%	834%	623%		1,003%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
C-Class	2010[a]		2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$27.25		$16.32		$26.65	$31.94	$31.82		$27.78

Income (loss) from investment operations:
Net investment loss[b]	(.26)		(.42)		(.32)	(.51)	(.58)		(.47)
Net gain (loss) on securities (realized and unrealized)	.49		11.35		(10.01)	(3.45)	.70		5.31

Total from investment operations	.23		10.93		(10.33)	(3.96)	.12		4.84

Less distributions:
Distributions from realized gains	—		—		—	(1.33)	—		(.80)

Total distributions	—		—		—	(1.33)	—		(.80)

Net asset value, end of period	$27.48		$27.25		$16.32	$26.65	$31.94		$31.82

Total Return[c]	0.84%		66.97%		(38.76% )	(12.88% )	0.38%		17.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$938		$1,658		$369	$1,980	$7,570		$5,972

Ratios to average net assets:
Net investment loss	(1.91%	)	(1.82%	)	(1.28% )	(1.57% )	(1.83%	)	(1.57% )
Total expenses	2.28%		2.28%		2.29%	2.29%	2.32%		2.27%

Portfolio turnover rate	663%		1,476%		1,066%	834%	623%		1,003%
160	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
H-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$28.48		$16.94		$27.45	$32.62	$32.27		$27.97

Income (loss) from investment operations:
Net investment loss[b]	(.17)		(.25)		(.13)	(.26)	(.33)		(.22)
Net gain (loss) on securities (realized and unrealized)	.52		11.79		(10.38)	(3.58)	.68		5.32

Total from investment operations	.35		11.54		(10.51)	(3.84)	.35		5.10

Less distributions:
Distributions from realized gains	—		—		—	(1.33)	—		(.80)

Total distributions	—		—		—	(1.33)	—		(.80)

Net asset value, end of period	$28.83		$28.48		$16.94	$27.45	$32.62		$32.27

Total Return[c]	1.23%		68.12%		(38.29% )	(12.23% )	1.08%		18.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,343		$10,072		$9,795	$6,259	$18,171		$73,489

Ratios to average net assets:
Net investment loss	(1.19%	)	(1.05%	)	(0.55% )	(0.79% )	(1.05%	)	(0.73% )
Total expenses	1.53%		1.53%		1.56%	1.53%	1.53%		1.50%

Portfolio turnover rate	663%		1,476%		1,066%	834%	623%		1,003%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	161

FUND PROFILE (Unaudited)
September 30, 2010

S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Quiksilver, Inc.	3.5%
Tuesday Morning Corp.	2.7%
Osteotech, Inc.	1.8%
National Financial Partners Corp.	1.8%
Jakks Pacific, Inc.	1.7%
NCI Building Systems, Inc.	1.7%
Petroleum Development Corp.	1.6%
Basic Energy Services, Inc.	1.5%
Ciber, Inc.	1.5%
Arctic Cat, Inc.	1.4%

Top Ten Total	19.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
162	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.7%

CONSUMER DISCRETIONARY - 27.3%
Quiksilver, Inc.*	171,392	$670,143
Tuesday Morning Corp.*	106,098	506,087
Jakks Pacific, Inc.*	18,504	326,411
Arctic Cat, Inc.*	24,950	255,738
Perry Ellis International, Inc.*	11,638	254,290
Ruby Tuesday, Inc.*	21,015	249,448
Fred’s, Inc. — Class A	18,258	215,444
Cabela’s, Inc.*	11,085	210,393
Red Robin Gourmet Burgers, Inc.*	9,447	185,256
PEP Boys-Manny Moe & Jack	17,023	180,103
Group 1 Automotive, Inc.*	6,012	179,639
Standard Motor Products, Inc.	13,771	145,009
Landry’s Restaurants, Inc.*	5,310	130,042
Audiovox Corp. — Class A*	18,687	127,819
Movado Group, Inc.*	11,604	126,252
Blyth, Inc.	3,034	125,122
Callaway Golf Co.	17,513	122,591
HOT Topic, Inc.	20,156	120,734
Finish Line, Inc. — Class A	8,185	113,853
Brown Shoe Company, Inc.	9,032	103,597
Lithia Motors, Inc. — Class A	10,239	98,192
Christopher & Banks Corp.	11,638	92,057
Stage Stores, Inc.	6,297	81,861
Live Nation Entertainment, Inc.*	7,775	76,817
O’Charleys, Inc.*	10,313	74,150
Superior Industries International, Inc.	4,216	72,853
Zale Corp.*	32,948	69,191
Haverty Furniture Companies, Inc.	5,775	63,005
MarineMax, Inc.*	8,851	62,311
K-Swiss, Inc. — Class A*	4,867	62,054
Nautilus, Inc.*	41,564	55,280

Total Consumer Discretionary		5,155,742

INDUSTRIALS - 21.1%
NCI Building Systems, Inc.*	33,295	317,301
Bowne & Company, Inc.	20,684	234,350
Lydall, Inc.*	30,240	222,566
Kelly Services, Inc. — Class A*	17,497	205,240
CDI Corp.	15,764	203,671
Volt Information Sciences, Inc.*	25,629	184,529
Skywest, Inc.	12,964	180,977
Federal Signal Corp.	29,070	156,687
Viad Corp.	7,386	142,845
EMCOR Group, Inc.*	5,588	137,409
Dycom Industries, Inc.*	13,574	135,604
Ceradyne, Inc.*	5,791	135,220
ABM Industries, Inc.	5,622	121,379
EnPro Industries, Inc.*	3,767	117,832
SFN Group, Inc.*	18,717	112,489
United Stationers, Inc.*	1,927	103,114
Mueller Industries, Inc.	3,822	101,245
Lawson Products, Inc.	6,015	91,849

		MARKET
	SHARES	VALUE

Arkansas Best Corp.	3,742	$90,669
Cascade Corp.	2,396	76,193
Standex International Corp.	3,080	74,505
Griffon Corp.*	6,105	74,420
Comfort Systems USA, Inc.	6,926	74,316
Encore Wire Corp.	3,614	74,123
Gibraltar Industries, Inc.*	7,968	71,553
Moog, Inc. — Class A*	2,008	71,304
AAR Corp.*	3,568	66,579
Universal Forest Products, Inc.	2,225	65,081
Standard Register Co.	21,572	62,990
Tredegar Corp.	3,229	61,286
School Specialty, Inc.*	4,494	58,467
Astec Industries, Inc.*	1,973	56,290
Apogee Enterprises, Inc.	5,697	52,128
Briggs & Stratton Corp.	2,550	48,475

Total Industrials		3,982,686

FINANCIALS - 18.5%
National Financial Partners Corp.*	26,221	332,220
Susquehanna Bancshares, Inc.	30,108	254,112
Pennsylvania Real Estate Investment Trust	17,672	209,590
Kite Realty Group Trust	46,209	205,168
Lexington Realty Trust	23,588	168,890
National Penn Bancshares, Inc.	26,121	163,256
First Commonwealth Financial Corp.	29,005	158,077
Whitney Holding Corp.	18,625	152,166
Hanmi Financial Corp.*	116,780	149,478
LaBranche & Company, Inc.*	37,608	146,671
Stewart Information Services Corp.	10,203	115,498
Interactive Brokers Group, Inc. — Class A*	6,177	106,306
Horace Mann Educators Corp.	5,627	100,048
Umpqua Holdings Corp.	8,380	95,029
Pinnacle Financial Partners, Inc.*	10,300	94,657
Rewards Network, Inc.	6,422	92,156
Sterling Bancshares, Inc.	16,870	90,592
Selective Insurance Group, Inc.	5,089	82,900
Cedar Shopping Centers, Inc.	13,626	82,846
Colonial Properties Trust	4,962	80,335
First Midwest Bancorp, Inc.	6,834	78,796
United Fire & Casualty Co.	3,502	74,277
Presidential Life Corp.	7,145	70,021
United Community Banks, Inc.*	30,191	67,628
East West Bancorp, Inc.	4,152	67,595
Sterling Bancorp — Class N	7,455	64,784
Wintrust Financial Corp.	1,962	63,588
Safety Insurance Group, Inc.	1,372	57,652
First BanCorp*	119,408	33,434
SWS Group, Inc.	4,628	33,183

Total Financials		3,490,953

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	163

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

HEALTH CARE - 9.4%
Osteotech, Inc.*	53,497	$345,591
Molina Healthcare, Inc.*	8,881	239,698
Medcath Corp.*	22,577	227,350
Res-Care, Inc.*	14,548	193,052
Centene Corp.*	6,499	153,312
AMERIGROUP Corp.*	3,305	140,363
AMN Healthcare Services, Inc.*	22,566	115,989
Healthspring, Inc.*	4,417	114,135
PharMerica Corp.*	8,032	76,545
Kendle International, Inc.*	6,788	63,264
Symmetry Medical, Inc.*	5,743	55,363
Gentiva Health Services, Inc.*	2,075	45,339

Total Health Care		1,770,001

INFORMATION TECHNOLOGY - 7.2%
Ciber, Inc.*	93,086	280,189
Gerber Scientific, Inc.*	36,975	228,136
SYNNEX Corp.*	5,723	161,045
EMS Technologies, Inc.*	7,414	138,123
Heartland Payment Systems, Inc.	8,239	125,398
Black Box Corp.	3,710	118,943
Scansource, Inc.*	3,449	95,675
Insight Enterprises, Inc.*	5,416	84,706
CTS Corp.	7,949	76,469
Digi International, Inc.*	5,506	52,252

Total Information Technology		1,360,936

ENERGY - 5.7%
Petroleum Development Corp.*	10,681	294,796
Basic Energy Services, Inc.*	33,960	289,339
World Fuel Services Corp.	4,705	122,377
Matrix Service Co.*	10,901	95,384
Seahawk Drilling, Inc.*	10,703	90,547
Penn Virginia Corp.	5,393	86,504
Pioneer Drilling Co.*	7,898	50,389
Bristow Group, Inc.*	1,335	48,167

Total Energy		1,077,503

CONSUMER STAPLES - 4.8%
Nash Finch Co.	4,930	209,722
Spartan Stores, Inc.	12,057	174,826
Alliance One International, Inc.*	36,732	152,438
Central Garden and Pet Co. — Class A*	11,035	114,322
Mannatech, Inc.*	42,313	86,742
United Natural Foods, Inc.*	2,440	80,862
Casey’s General Stores, Inc.	1,458	60,871
Great Atlantic & Pacific Tea Co.*	7,208	28,544

Total Consumer Staples		908,327

		MARKET
	SHARES	VALUE

MATERIALS - 4.1%
AM Castle & Co.*	12,596	$166,897
Olympic Steel, Inc.	5,389	123,893
Century Aluminum Co.*	8,700	114,579
A. Schulman, Inc.	5,041	101,576
Quaker Chemical Corp.	3,023	98,429
OM Group, Inc.*	3,054	91,986
Myers Industries, Inc.	5,372	46,146
Penford Corp.*	6,935	31,970

Total Materials		775,476

UTILITIES - 1.6%
Laclede Group, Inc.	2,421	83,331
Southwest Gas Corp.	1,903	63,922
Central Vermont Public Service Corp.	2,902	58,533
CH Energy Group, Inc.	1,303	57,541
New Jersey Resources Corp.	1,228	48,162

Total Utilities		311,489

Total Common Stocks (Cost $13,395,214)		18,833,113

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 0.8%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$62,757	62,757
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	62,687	62,687
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	25,904	25,904
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	6,618	6,618
Deutsche Bank
issued 09/30/10 at 0.20% due 10/01/10	6,476	6,476

Total Repurchase Agreements (Cost $164,442)		164,442

Total Investments – 100.5% (Cost $13,559,656)		$18,997,555

Liabilities, Less Cash & Other Assets – (0.5)%		(103,300)

Total Net Assets – 100.0%		$18,894,255

*	Non-Income Producing Security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
164	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  S&P SMALLCAP 600 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$18,833,113
Repurchase agreement, at value	164,442

Total investments	18,997,555
Receivables:
Securities sold	453,575
Fund shares sold	5,677
Dividends	12,631

Total assets	19,469,438

Liabilities:
Payable for:
Fund shares redeemed	493,715
Management fees	11,616
Custodian fees	512
Transfer agent/maintenance fees	3,872
Distribution and service fees	6,103
Portfolio accounting fees	1,549
Other	57,816

Total liabilities	575,183

Net assets	$18,894,255

Net assets consist of:
Paid in Capital	51,239,619
Accumulated net investment loss	(270,819)
Accumulated net realized loss on sale of investments	(37,512,444)
Net unrealized appreciation in value of investments	5,437,899

Net assets	18,894,255

A-Class:
Net assets	$1,108,413
Capital shares outstanding	65,676
Net asset value per share	$16.88

Maximum offering price per share*	$17.72

C-Class:
Net assets	$3,300,871
Capital shares outstanding	210,565
Net asset value per share	$15.68

H-Class:
Net assets	$14,484,971
Capital shares outstanding	859,597
Net asset value per share	$16.85

Investments, at cost	$13,395,214
Repurchase agreement, at cost	164,442

Total cost	$13,559,656
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends	$641,723
Interest	609

Total investment income	642,332

Expenses:
Management fees	434,116
Transfer agent and administrative fees	144,705
Distribution and Service Fees:
A-Class	12,781
C-Class	32,274
H-Class	123,856
Portfolio accounting fees	56,812
Trustees’ fees**	8,122
Miscellaneous	100,485

Total expenses	913,151

Net investment loss	(270,819)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(37,253,217)

Net realized loss	(37,253,217)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(22,901,503)

Net unrealized depreciation	(22,901,503)

Net loss	(60,154,720)

Net decrease in net assets resulting from operations	$(60,425,539)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	165

  S&P SMALLCAP 600 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(270,819)	$(710,501)
Net realized gain (loss) during the period on investments	(37,253,217)	54,985,784
Net unrealized appreciation (depreciation) during the period on investments	(22,901,503)	28,055,856

Net increase (decrease) in net assets resulting from operations	(60,425,539)	82,331,139

Distributions to shareholders from:
Net investment income
A-Class	—	(2,176)
C-Class	—	(6,861)
H-Class	—	(24,519)
Net realized gain
A-Class	—	(405,806)
C-Class	—	(1,279,703)
H-Class	—	(4,573,281)

Total distributions to shareholders	—	(6,292,346)

Capital share transactions:
Proceeds from sale of shares
A-Class	70,795,022	17,811,935
C-Class	8,107,326	17,970,003
H-Class	297,310,513	675,923,538
Distributions reinvested
A-Class	—	378,723
C-Class	—	1,265,910
H-Class	—	4,505,083
Cost of shares redeemed
A-Class	(66,295,441)	(13,385,823)
C-Class	(12,101,244)	(10,602,354)
H-Class	(449,524,796)	(561,136,010)

Net increase (decrease) from capital share transactions	(151,708,620)	132,731,005

Net increase (decrease) in net assets	(212,134,159)	208,769,798
Net assets:
Beginning of period	231,028,414	22,258,616

End of period	$18,894,255	$231,028,414

Accumulated net investment loss at end of period	$(270,819)	$—

Capital share activity:
Shares sold
A-Class	3,906,730	908,146
C-Class	443,935	931,519
H-Class	14,846,364	37,195,475
Shares reinvested
A-Class	—	23,065
C-Class	—	82,523
H-Class	—	274,868
Shares redeemed
A-Class	(4,123,094)	(656,235)
C-Class	(725,957)	(586,486)
H-Class	(25,049,196)	(28,348,540)

Total capital share activity	(10,701,218)	9,824,335

166	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$19.60		$11.08	$26.56	$35.54	$33.40	$28.22

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)		(.13)	.50	.26	.23	(.03)
Net gain (loss) on securities (realized and unrealized)	(2.66)		15.44	(15.61)	(8.97)	1.94	5.71

Total from investment operations	(2.72)		15.31	(15.11)	(8.71)	2.17	5.68

Less distributions:
Distributions from net investment income	—		(.03)	(.37)	(.27)	—	—
Distributions from realized gains	—		(6.76)	—	—	(.03)	(.50)

Total distributions	—		(6.79)	(.37)	(.27)	(.03)	(.50)

Net asset value, end of period	$16.88		$19.60	$11.08	$26.56	$35.54	$33.40

Total Return[c]	(13.88%	)	150.09%	(57.21% )	(24.54% )	6.49%	20.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,108		$5,529	$78	$2,945	$3,929	$335

Ratios to average net assets:
Net investment income (loss)	(0.68%	)	(0.62% )	2.04%	0.82%	0.66%	(0.11% )
Total expenses	1.52%		1.53%	1.54%	1.53%	1.51%	1.46%

Portfolio turnover rate	258%		443%	878%	566%	728%	806%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$18.27		$10.62	$25.71	$34.68	$32.85	$28.01

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)		(.27)	.04	.28	(.05)	(.18)
Net gain (loss) on securities (realized and unrealized)	(2.48)		14.71	(14.76)	(8.98)	1.91	5.52

Total from investment operations	(2.59)		14.44	(14.72)	(8.70)	1.86	5.34

Less distributions:
Distributions from net investment income	—		(.03)	(.37)	(.27)	—	—
Distributions from realized gains	—		(6.76)	—	—	(.03)	(.50)

Total distributions	—		(6.79)	(.37)	(.27)	(.03)	(.50)

Net asset value, end of period	$15.68		$18.27	$10.62	$25.71	$34.68	$32.85

Total Return[c]	(14.18%	)	148.23%	(57.59% )	(25.12% )	5.65%	19.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,301		$8,999	$691	$14,040	$2,268	$18,779

Ratios to average net assets:
Net investment income (loss)	(1.29%	)	(1.39% )	0.21%	0.99%	(0.16% )	(0.60% )
Total expenses	2.28%		2.28%	2.32%	2.26%	2.26%	2.27%

Portfolio turnover rate	258%		443%	878%	566%	728%	806%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	167

3

  S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$19.57		$11.07	$26.53	$35.51	$33.38	$28.24

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.12)	.27	.33	.15	.06
Net gain (loss) on securities (realized and unrealized)	(2.68)		15.41	(15.36)	(9.04)	2.01	5.58

Total from investment operations	(2.72)		15.29	(15.09)	(8.71)	2.16	5.64

Less distributions:
Distributions from net investment income	—		(.03)	(.37)	(.27)	—	—
Distributions from realized gains	—		(6.76)	—	—	(.03)	(.50)

Total distributions	—		(6.79)	(.37)	(.27)	(.03)	(.50)

Net asset value, end of period	$16.85		$19.57	$11.07	$26.53	$35.51	$33.38

Total Return[c]	(13.90%	)	150.07%	(57.20% )	(24.56% )	6.46%	20.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,485		$216,500	$21,489	$51,563	$10,478	$102,448

Ratios to average net assets:
Net investment income (loss)	(0.39%	)	0.62%	1.40%	1.04%	0.46%	0.19%
Total expenses	1.54%		1.54%	1.55%	1.48%	1.52%	1.50%

Portfolio turnover rate	258%		443%	878%	566%	728%	806%

[a]	Unaudited figures for the six months ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
168	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

4

FUND PROFILE (Unaudited)
September 30, 2010

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)

Novartis AG ADR	5.7%
Total S.A. ADR	4.7%
HSBC Holdings plc ADR	3.9%
France Telecom S.A. ADR	3.3%
ENI SpA ADR	3.0%
Royal Dutch Shell plc ADR	2.9%
Vodafone Group plc ADR	2.9%
Siemens AG ADR	2.8%
BP plc ADR	2.8%
Banco Santander S.A. ADR	2.8%

Top Ten Total	34.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	169

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  EUROPE 1.25x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 68.0%

FINANCIALS - 15.4%
HSBC Holdings plc ADR	17,800	$900,502
Banco Santander S.A. ADR	51,560	652,750
Deutsche Bank AG	7,260	398,792
Banco Bilbao Vizcaya Argentaria S.A. ADR	28,850	388,898
UBS AG	21,730	370,062
Credit Suisse Group AG ADR	8,010	340,906
Barclays plc ADR	16,410	309,328
ING Groep N.V. ADR	20,700	213,003

Total Financials		3,574,241

ENERGY - 13.4%
Total S.A. ADR	20,820	1,074,312
ENI SpA ADR	16,180	698,652
Royal Dutch Shell plc ADR	11,160	672,948
BP plc ADR	15,940	656,250

Total Energy		3,102,162

HEALTH CARE - 12.1%
Novartis AG ADR	23,000	1,326,410
GlaxoSmithKline plc ADR	13,980	552,490
AstraZeneca plc ADR	9,920	502,944
Sanofi-Aventis S.A. ADR	9,110	302,907
Alcon, Inc.	690	115,085

Total Health Care		2,799,836

TELECOMMUNICATION SERVICES - 9.9%
France Telecom S.A. ADR	35,940	773,788
Vodafone Group plc ADR	26,800	664,908
Telefonica S.A. ADR	8,630	639,914
Deutsche Telekom AG ADR	16,020	218,353

Total Telecommunication Services		2,296,963

MATERIALS - 5.0%
Rio Tinto plc ADR	9,080	533,268
BHP Billiton Ltd. ADR	5,790	441,893
ArcelorMittal	5,810	191,614

Total Materials		1,166,775

CONSUMER STAPLES - 4.0%
Unilever N.V.	11,750	351,090
Diageo plc ADR	4,970	342,980
British American Tobacco plc ADR	3,310	247,290

Total Consumer Staples		941,360

INDUSTRIALS - 2.8%
Siemens AG ADR	6,250	658,750

INFORMATION TECHNOLOGY - 2.8%
SAP AG ADR	5,540	273,177
Telefonaktiebolaget LM Ericsson ADR	17,610	193,182
Nokia Oyj ADR	17,320	173,720

Total Information Technology		640,079

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 1.9%
Daimler AG	6,830	$432,339

UTILITIES - 0.7%
Veolia Environnement ADR	6,470	170,549

Total Common Stocks (Cost $14,198,605)		15,783,054

RIGHTS†† - 0.1%
FINANCIALS - 0.1%
Deutsche Bank AG Expires, 10/05/10	5,510	22,701

Total Rights (Cost $28,594)		22,701

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 26.0%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$2,306,409	2,306,409
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	2,303,841	2,303,841
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	952,000	952,000
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	243,228	243,228
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	238,000	238,000

Total Repurchase Agreements (Cost $6,043,478)		6,043,478

Total Investments – 94.1% (Cost $20,270,677)		$21,849,233

Cash & Other Assets, Less Liabilities – 5.9%		1,375,087

Total Net Assets – 100.0%		$23,224,320

170	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  EUROPE 1.25x STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 EURO Currency Futures Contracts
(Aggregate Market Value of Contracts $13,795,312)	81	$392,073

FUTURES CONTRACTS PURCHASED†
December 2010 EURO STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $6,371,845)	171	$(72,651)
December 2010 STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $3,398,569)	101	(132,257)

(Total Aggregate Market Value of Contracts $9,770,414)		$(204,908)

Country Diversification

The pie chart above reflects percentages of
the market value of Common Stocks.

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	171

  EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$15,805,755
Repurchase agreement, at value	6,043,478

Total investments	21,849,233
Segregated cash with broker	839,302
Cash	177,259
Receivables:
Fund shares sold	3,248,628
Dividends	38,784
Interest	33

Total assets	26,153,239

Liabilities:
Foreign currency, at value	161,413
Payable for:
Variation margin	51,307
Securities purchased	2,498,591
Fund shares redeemed	179,574
Management fees	14,305
Custodian fees	525
Transfer agent/maintenance fees	3,973
Distribution and service fees	4,419
Portfolio accounting fees	1,589
Licensing fees	1,485
Other	11,738

Total liabilities	2,928,919

Net assets	$23,224,320

Net assets consist of:
Paid in capital	40,966,544
Accumulated net investment loss	(148,526)
Accumulated net realized loss on sale of investments	(19,359,049)
Net unrealized appreciation in value of investments	1,765,351

Net assets	23,224,320

A-Class:
Net assets	$691,640
Capital shares outstanding	54,074
Net asset value per share	$12.79

Maximum offering price per share*	$13.43

C-Class:
Net assets	$993,658
Capital shares outstanding	83,886
Net asset value per share	$11.85

H-Class:
Net assets	$21,539,022
Capital shares outstanding	1,681,631
Net asset value per share	$12.81

Investments, at cost	$14,227,199
Repurchase agreement, at cost	6,043,478

Total cost	$20,270,677
Foreign currency sold short, proceeds	161,043
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $3,648)	$195,774
Interest	5,558

Total investment income	201,332

Expenses:
Management fees	78,007
Transfer agent and administrative fees	21,669
Distribution and Service Fees:
A-Class	1,896
C-Class	5,531
H-Class	18,390
Portfolio accounting fees	8,667
Trustees’ fees**	397
Miscellaneous	14,952

Total expenses	149,509

Net investment income	51,823

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,504,293)
Futures contracts	(2,952,988)
Foreign currency	(154,927)

Net realized loss	(4,612,208)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	1,174,086
Futures contracts	7,335
Foreign currency	23,234

Net unrealized appreciation	1,204,655

Net loss	(3,407,553)

Net decrease in net assets resulting from operations	$(3,355,730)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

172	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$51,823	$22,164
Net realized gain (loss) during the period on investments	(4,612,208)	4,336,353
Net unrealized appreciation during the period on investments	1,204,655	289,473

Net increase (decrease) in net assets resulting from operations	(3,355,730)	4,647,990

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	14,652,014	326,905
C-Class	26,397,951	74,914,337
H-Class	136,340,116	404,179,856
Cost of shares redeemed
A-Class	(13,442,852)	(389,582)
C-Class	(27,368,974)	(74,481,425)
H-Class	(119,560,815)	(405,444,660)

Net increase (decrease) from capital share transactions	17,017,440	(894,569)

Net increase in net assets	13,661,710	3,753,421
Net assets:
Beginning of period	9,562,610	5,809,189

End of period	$23,224,320	$9,562,610

Accumulated net investment loss at end of period	$(148,526)	$(200,349)

Capital share activity:
Shares sold
A-Class	1,227,839	24,458
C-Class	2,349,861	6,263,532
H-Class	11,108,114	28,884,036
Shares redeemed
A-Class	(1,206,447)	(29,545)
C-Class	(2,426,262)	(6,199,574)
H-Class	(9,918,710)	(28,958,394)

Total capital share activity	1,134,395	(15,487)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	173

  EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.18		$8.36		$22.25	$24.13	$20.06	$17.14

Income (loss) from investment operations:
Net investment income (loss)[b]	(–)[c]		.04		.18	.62	.54	.18
Net gain (loss) on securities (realized and unrealized)	(1.39)		5.78		(14.07)	(1.57)	3.65	3.06

Total from investment operations	(1.39)		5.82		(13.89)	(.95)	4.19	3.24

Less distributions:
Distributions from net investment income	—		—		—	(.23)	(.12)	—
Distributions from realized gains	—		—		—	(.70)	—	(.32)

Total distributions	—		—		—	(.93)	(.12)	(.32)

Net asset value, end of period	$12.79		$14.18		$8.36	$22.25	$24.13	$20.06

Total Return[d]	(9.80%	)	69.62%		(62.43% )	(4.60% )	20.90%	19.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$692		$463		$316	$1,750	$10,892	$1,378

Ratios to average net assets:
Net investment income (loss)	(0.08%	)	0.33%		1.05%	2.42%	2.33%	1.02%
Total expenses	1.68%		1.66%		1.68%	1.69%	1.54%	1.67%
Net expenses[e]	1.68%		1.66%		1.68%	1.69%	1.54%	1.66%

Portfolio turnover rate	399%		1,353%		384%	320%	373%	454%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$13.17		$7.83		$21.00	$22.98	$19.25	$16.57

Income (loss) from investment operations:
Net investment income (loss)[b]	.03		(.04)		.07	.31	.39	.10
Net gain (loss) on securities (realized and unrealized)	(1.35)		5.38		(13.24)	(1.36)	3.46	2.90

Total from investment operations	(1.32)		5.34		(13.17)	(1.05)	3.85	3.00

Less distributions:
Distributions from net investment income	—		—		—	(.23)	(.12)	—
Distributions from realized gains	—		—		—	(.70)	—	(.32)

Total distributions	—		—		—	(.93)	(.12)	(.32)

Net asset value, end of period	$11.85		$13.17		$7.83	$21.00	$22.98	$19.25

Total Return[d]	(10.02%	)	68.20%		(62.71% )	(5.28% )	20.01%	18.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$994		$2,111		$754	$6,149	$9,539	$8,703

Ratios to average net assets:
Net investment income (loss)	0.46%		(0.36%	)	0.42%	1.27%	1.85%	0.59%
Total expenses	2.40%		2.42%		2.43%	2.40%	2.40%	2.42%
Net expenses[e]	2.40%		2.42%		2.43%	2.40%	2.40%	2.41%

Portfolio turnover rate	399%		1,353%		384%	320%	373%	454%
174	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.20		$8.36	$22.26	$24.14	$20.06	$17.13

Income (loss) from investment operations:
Net investment income[b]	.04		.03	.21	.57	.59	.22
Net gain (loss) on securities (realized and unrealized)	(1.43)		5.81	(14.11)	(1.52)	3.61	3.03

Total from investment operations	(1.39)		5.84	(13.90)	(.95)	4.20	3.25

Less distributions:
Distributions from net investment income	—		—	—	(.23)	(.12)	—
Distributions from realized gains	—		—	—	(.70)	—	(.32)

Total distributions	—		—	—	(.93)	(.12)	(.32)

Net asset value, end of period	$12.81		$14.20	$8.36	$22.26	$22.14	$20.06

Total Return[d]	(9.79%	)	69.86%	(62.44% )	(4.60% )	20.95%	19.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,539		$6,989	$4,739	$21,670	$57,887	$46,066

Ratios to average net assets:
Net investment income	0.68%		0.21%	1.22%	2.20%	2.63%	1.21%
Total expenses	1.68%		1.70%	1.71%	1.67%	1.66%	1.64%
Net expenses[e]	1.68%		1.70%	1.71%	1.67%	1.66%	1.63%

Portfolio turnover rate	399%		1,353%	384%	320%	373%	454%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	175

FUND PROFILE (Unaudited)
September 30, 2010

JAPAN 2x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as futures contracts.
176	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  JAPAN 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 51.6%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$776,783	$776,783
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	775,918	775,918
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	320,627	320,627
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	81,918	81,918
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	80,157	80,157

Total Repurchase Agreements (Cost $2,035,403)		2,035,403

Total Investments – 51.6% (Cost $2,035,403)		$2,035,403

Cash & Other Assets, Less Liabilities – 48.4%		1,908,546

Total Net Assets – 100.0%		$3,943,949

	CONTRACTS	UNREALIZED GAIN

FUTURES CONTRACTS PURCHASED†
December 2010 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $7,894,925)	167	$104,448

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $7,942,050)	53	$92,169

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	177

  JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2010

Assets:
Repurchase agreement, at value	$2,035,403

Total investments	2,035,403
Segregated cash with broker	714,000
Receivables:
Fund shares sold	1,252,241
Interest	11

Total assets	4,001,655

Liabilities:
Payable for:
Variation margin	49,819
Fund shares redeemed	3,351
Management fees	1,319
Custodian fees	58
Transfer agent/maintenance fees	439
Distribution and service fees	503
Portfolio accounting fees	176
Other	2,041

Total liabilities	57,706

Net assets	$3,943,949

Net assets consist of:
Paid in capital	5,983,567
Accumulated net investment loss	(25,283)
Accumulated net realized loss on sale of investments	(2,210,952)
Net unrealized appreciation in value of investments	196,617

Net assets	3,943,949

A-Class:
Net assets	$73,590
Capital shares outstanding	5,097
Net asset value per share	$14.44

Maximum offering price per share*	$15.16

C-Class:
Net assets	$92,814
Capital shares outstanding	6,540
Net asset value per share	$14.19

H-Class:
Net assets	$3,777,545
Capital shares outstanding	261,024
Net asset value per share	$14.47

Repurchase agreement, at cost	$2,035,403

Total cost	$2,035,403
STATEMENT OF
OPERATIONS (Unaudited)

For the Period Ended September 30, 2010

Investment Income:
Interest	$2,224

Total investment income	2,224

Expenses:
Management fees	12,909
Transfer agent and administrative fees	4,303
Distribution and Service Fees:
A-Class	582
C-Class	1,571
H-Class	3,328
Portfolio accounting fees	1,721
Trustees’ fees**	207
Registration	1,697
Miscellaneous	1,189

Total expenses	27,507

Net investment loss	(25,283)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Futures contracts	(1,066,400)

Net realized loss	(1,066,400)

Net unrealized appreciation (depreciation) during the period on:
Futures contracts	33,125

Net unrealized appreciation	33,125

Net loss	(1,033,275)

Net decrease in net assets resulting from operations	$(1,058,558)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

178	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(25,283)	$(95,137)
Net realized gain (loss) during the period on investments	(1,066,400)	3,918,319
Net unrealized appreciation (depreciation) during the period on investments	33,125	(790,035)

Net increase (decrease) in net assets resulting from operations	(1,058,558)	3,033,147

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	3,061,244	4,861,965
C-Class	15,104,626	40,920,332
H-Class	22,166,302	56,612,995
Cost of shares redeemed
A-Class	(5,056,063)	(3,222,607)
C-Class	(15,323,250)	(41,845,825)
H-Class	(23,030,126)	(59,989,549)

Net decrease from capital share transactions	(3,077,267)	(2,662,689)

Net increase (decrease) in net assets	(4,135,825)	370,458
Net assets:
Beginning of period	8,079,774	7,709,316

End of period	$3,943,949	$8,079,774

Accumulated net investment loss at end of period	$(25,283)	$—

Capital share activity:
Shares sold
A-Class	228,886	346,886
C-Class	1,045,330	2,896,454
H-Class	1,545,854	3,970,060
Shares redeemed
A-Class	(359,226)	(244,676)
C-Class	(1,065,385)	(2,968,231)
H-Class	(1,613,335)	(4,366,545)

Total capital share activity	(217,876)	(366,052)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	179

 JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Period Ended
	September 30,		March 31,		March 31,		March 31,
A-Class	2010	[a]	2010		2009		2008	[b]

Per Share Data
Net asset value, beginning of period	$16.49		$9.01		$25.12		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.12)		(.19)		(.06)		(—)[d]
Net gain (loss) on securities (realized and unrealized)	(1.93)		7.67		(16.24)		.12

Total from investment operations	(2.05)		7.48		(16.30)		.12

Less distributions:
Distributions from net investment income	—		—		(.01)		—

Total distributions	—		—		(.01)		—

Payments by affiliates	—		—		.20	[e]	—

Net asset value, end of period	$14.44		$16.49		$9.01		$25.12

Total Return[f]	(12.43%	)	83.02%		(64.10%	)[e]	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74		$2,234		$299		$636

Ratios to average net assets:
Net investment loss	(1.40%	)	(1.42%	)	(0.42%	)	(0.12%	)[g]
Total expenses	1.53%		1.53%		1.53%		1.25%	[g]

Portfolio turnover rate	—		—		—		—

	Period Ended		Year Ended		Year Ended		Period Ended
	September 30,		March 31,		March 31,		March 31,
C-Class	2010	[a]	2010		2009		2008	[b]

Per Share Data
Net asset value, beginning of period	$16.23		$8.94		$25.10		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.15)		(.31)		(.17)		(.02)
Net gain (loss) on securities (realized and unrealized)	(1.89)		7.60		(16.18)		.12

Total from investment operations	(2.04)		7.29		(16.35)		.10

Less distributions:
Distributions from net investment income	—		—		(.01)		—

Total distributions	—		—		(.01)		—

Payments by affiliates	—		—		.20	[e]	—

Net asset value, end of period	$14.19		$16.23		$8.94		$25.10

Total Return[f]	(12.57%	)	81.54%		(64.35%	)[e]	0.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93		$432		$879		$240

Ratios to average net assets:
Net investment loss	(2.16%	)	(2.20%	)	(0.98%	)	(0.74%	)[g]
Total expenses	2.29%		2.28%		2.26%		2.21%	[g]

Portfolio turnover rate	—		—		—		—
180	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Period Ended
	September 30,		March 31,		March 31,		March 31,
H-Class	2010	[a]	2010		2009		2008	[b]

Per Share Data
Net asset value, beginning of period	$16.48		$9.01		$25.12		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.10)		(.21)		(.08)		—	[d]
Net gain (loss) on securities (realized and unrealized)	(1.91)		7.68		(16.22)		.12

Total from investment operations	(2.01)		7.47		(16.30)		.12

Less distributions:
Distributions from net investment income	—		—		(.01)		—

Total distributions	—		—		(.01)		—

Payments by affiliates	—		—		.20	[e]	—

Net asset value, end of period	$14.47		$16.48		$9.01		$25.12

Total Return[f]	(12.20%	)	82.91%		(64.10%	)[e]	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,778		$5,414		$6,531		$5,243

Ratios to average net assets:
Net investment income (loss)	(1.40%	)	(1.44%	)	(0.55%	)	0.17%	[g]
Total expenses	1.53%		1.53%		1.52%		1.44%	[g]

Portfolio turnover rate	—		—		—		—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: February 22, 2008.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Less than $0.01 per share.

[e]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	181

FUND PROFILE (Unaudited)
September 30, 2010

STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements and futures contracts.
182	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 96.4%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$10,631,454	$10,631,454
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	10,619,618	10,619,618
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	4,388,272	4,388,272
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	3,044,793	3,044,793
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	1,097,068	1,097,068

Total Repurchase Agreements (Cost $29,781,205)		29,781,205

Total Investments – 96.4% (Cost $29,781,205)		$29,781,205

Cash & Other Assets, Less Liabilities – 3.6%		1,110,135

Total Net Assets – 100.0%		$30,891,340

		UNREALIZED
	CONTRACTS	LOSS

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of
Contracts $43,515,225)	551	$(1,788,415)

	UNITS

CURRENCY INDEX SWAP AGREEMENT††
Goldman Sachs International November 2010 U.S. Dollar Index Swap, Terminating 11/26/10[3] (Notional Market Value $18,306,261)	231,821	$(471,039)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2010.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	183

2

  STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2010

Assets:
Repurchase agreement, at value	$29,781,205

Total investments	29,781,205
Segregated cash with broker	661,200
Receivables:
Variation margin	38,570
Fund shares sold	1,381,491
Interest	162

Total assets	31,862,628

Liabilities:
Unrealized depreciation on swap agreements	471,039
Payable for:
Swap settlement	345,211
Fund shares redeemed	78,069
Management fees	26,476
Custodian fees	971
Transfer agent/maintenance fees	7,354
Distribution and service fees	11,130
Portfolio accounting fees	2,942
Licensing fees	7,615
Other	20,481

Total liabilities	971,288

Net assets	$30,891,340

Net assets consist of:
Paid in capital	50,153,201
Accumulated net investment loss	(426,667)
Accumulated net realized loss on sale of investments	(16,575,740)
Net unrealized depreciation in value of investments	(2,259,454)

Net assets	30,891,340

A-Class:
Net assets	$6,445,732
Capital shares outstanding	431,752
Net asset value per share	$14.93

Maximum offering price per share*	$15.67

C-Class:
Net assets	$5,629,636
Capital shares outstanding	394,218
Net asset value per share	$14.28

H-Class:
Net assets	$18,815,972
Capital shares outstanding	1,266,499
Net asset value per share	$14.86

Repurchase agreement, at cost	$29,781,205

Total cost	$29,781,205
STATEMENT OF
OPERATIONS (Unaudited)

For the Period Ended September 30, 2010

Investment income:
Interest	$39,705

Total investment income	39,705

Expenses:
Management fees	230,132
Transfer agent and administrative fees	63,925
Distribution and Service Fees:
A-Class	12,761
C-Class	39,259
H-Class	41,350
Portfolio accounting fees	25,570
Trustees’ fees**	2,544
Miscellaneous	50,831

Total expenses	466,372

Net investment loss	(426,667)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Currency index swaps	(383,803)
Futures contracts	729,067

Net realized gain	345,264

Net unrealized appreciation (depreciation) during the period on:
Currency index swaps	(549,036)
Futures contracts	(2,521,875)

Net unrealized depreciation	(3,070,911)

Net loss	(2,725,647)

Net decrease in net assets resulting from operations	$(3,152,314)

*	Net asset value adjusted for the maximum sales charge of
4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustee not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

184	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(426,667)	$(780,540)
Net realized gain (loss) during the period on investments	345,264	(4,420,826)
Net unrealized appreciation (depreciation) during the period on investments	(3,070,911)	718,422

Net decrease in net assets resulting from operations	(3,152,314)	(4,482,944)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	13,091,838	26,981,177
C-Class	59,607,560	166,010,494
H-Class	160,572,870	430,502,636
Cost of shares redeemed
A-Class	(23,102,946)	(17,004,512)
C-Class	(63,884,854)	(160,038,197)
H-Class	(200,612,460)	(388,785,531)

Net increase (decrease) from capital share transactions	(54,327,992)	57,666,067

Net increase (decrease) in net assets	(57,480,306)	53,183,123
Net assets:
Beginning of period	88,371,646	35,188,523

End of period	$30,891,340	$88,371,646

Accumulated net investment loss at end of period	$(426,667)	$—

Capital share activity:
Shares sold
A-Class	743,965	1,701,391
C-Class	3,635,381	10,697,848
H-Class	9,377,779	26,303,063
Shares redeemed
A-Class	(1,339,673)	(1,046,283)
C-Class	(3,914,423)	(10,325,916)
H-Class	(11,848,773)	(23,698,004)

Total capital share activity	(3,345,744)	3,632,099

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	185

1

 STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$16.38		$19.64	$19.85	$25.35	$27.74	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)		(.25)	.02	.39	.91	.50
Net gain (loss) on securities (realized and unrealized)	(1.32)		(3.01)	6.50	(5.89)	(3.30)	2.37

Total from investment operations	(1.45)		(3.26)	6.52	(5.50)	(2.39)	2.87

Less distributions:
Distributions from net investment income	—		—	—	—	—	(.13)
Distributions from realized gains	—		—	(6.73)	—	—	—

Total distributions	—		—	(6.73)	—	—	(.13)

Net asset value, end of period	$14.93		$16.38	$19.64	$19.85	$25.35	$27.74

Total Return[d]	(8.85%	)	(16.60% )	30.59%	(21.70% )	(8.62% )	11.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,446		$16,833	$7,314	$2,795	$108	$91

Ratios to average net assets:
Net investment income (loss)	(1.55%	)	(1.57% )	0.07%	1.73%	3.53%	2.17%	[e]
Total expenses	1.71%		1.67%	1.69%	1.66%	1.66%	1.68%	[e]

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$15.74		$19.01	$19.42	$24.99	$27.56	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)		(.36)	(.14)	.42	.70	.36
Net gain (loss) on securities (realized and unrealized)	(1.27)		(2.91)	6.46	(5.99)	(3.27)	2.33

Total from investment operations	(1.46)		(3.27)	6.32	(5.57)	(2.57)	2.69

Less distributions:
Distributions from net investment income	—		—	—	—	—	(.13)
Distributions from realized gains	—		—	(6.73)	—	—	—

Total distributions	—		—	(6.73)	—	—	(.13)

Net asset value, end of period	$14.28		$15.74	$19.01	$19.42	$24.99	$27.56

Total Return[d]	(9.28%	)	(17.20% )	30.36%	(22.29% )	(9.33% )	10.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,630		$10,594	$5,728	$6,131	$2,630	$769

Ratios to average net assets:
Net investment income (loss)	(2.30%	)	(2.31% )	(0.66% )	1.84%	2.75%	1.51%	[e]
Total expenses	2.46%		2.42%	2.44%	2.40%	2.40%	2.41%	[e]

Portfolio turnover rate	—		—	—	—	—	—
186	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

2

  STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$16.31		$19.56	$19.83	$25.33	$27.71	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)		(.25)	.02	.57	.90	.51
Net gain (loss) on securities (realized and unrealized)	(1.31)		(3.00)	6.44	(6.07)	(3.28)	2.33

Total from investment operations	(1.45)		(3.25)	6.46	(5.50)	(2.38)	2.84

Less distributions:
Distributions from net investment income	—		—	—	—	—	(.13)
Distributions from realized gains	—		—	(6.73)	—	—	—

Total distributions	—		—	(6.73)	—	—	(.13)

Net asset value, end of period	$14.86		$16.31	$19.56	$19.83	$25.33	$27.71

Total Return[d]	(8.89%	)	(16.62% )	30.25%	(21.71% )	(8.59% )	11.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,816		$60,944	$22,147	$29,011	$11,946	$7,270

Ratios to average net assets:
Net investment income (loss)	(1.56%	)	(1.57% )	0.08%	2.44%	3.47%	2.19%	[e]
Total expenses	1.71%		1.67%	1.69%	1.66%	1.66%	1.66%	[e]

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations May 25, 2005.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	187

3

FUND PROFILE (Unaudited)
September 30, 2010

WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements and futures contracts.

188	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  WEAKENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 94.9%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$17,251,083	$17,251,083
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	17,231,878	17,231,878
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	7,120,611	7,120,611
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	3,071,432	3,071,432
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	1,780,153	1,780,153

Total Repurchase Agreements (Cost $46,455,157)		46,455,157

Total Investments – 94.9% (Cost $46,455,157)		$46,455,157

Cash & Other Assets, Less Liabilities – 5.1%		2,479,665

Total Net Assets – 100.0%		$48,934,822

		UNREALIZED
	CONTRACTS	GAIN

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $68,629,275)	869	$2,524,290

	UNITS

CURRENCY INDEX SWAP AGREEMENT SOLD SHORT††
Goldman Sachs International November 2010 U.S. Dollar Index Swap, Terminating 11/26/10[3] (Notional Market Value $30,072,933)	380,829	$800,754

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2010.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	189

 WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Repurchase agreement, at value	$46,455,157

Total investments	46,455,157
Segregated cash with broker	1,042,800
Unrealized appreciation on swap agreements	800,754
Receivable for swap settlement	6,099
Receivables:
Fund shares sold	1,591,370
Interest	254

Total assets	49,896,434

Liabilities:
Payable for:
Variation margin	60,830
Fund shares redeemed	809,399
Management fees	27,593
Custodian fees	1,011
Transfer agent/maintenance fees	7,665
Distribution and service fees	10,639
Portfolio accounting fees	3,066
Licensing fees	5,411
Other	35,998

Total liabilities	961,612

Net assets	$48,934,822

Net assets consist of:
Paid in capital	62,031,817
Accumulated net investment loss	(295,965)
Accumulated net realized loss on sale of investments	(16,126,074)
Net unrealized appreciation in value of investments	3,325,044

Net assets	48,934,822

A-Class:
Net assets	$5,671,278
Capital shares outstanding	299,031
Net asset value per share	$18.97

Maximum offering price per share*	$19.92

C-CLASS:
Net assets	$6,113,572
Capital shares outstanding	339,652
Net asset value per share	$18.00

H-Class:
Net assets	$37,149,972
Capital shares outstanding	1,960,826
Net asset value per share	$18.95

Repurchase agreement, at cost	$46,455,157

Total cost	$46,455,157
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$30,976

Total investment income	30,976

Expenses:
Management fees	163,275
Transfer agent and administrative fees	45,354
Distribution and Service Fees:
A-Class	6,755
C-Class	23,560
H-Class	32,709
Portfolio accounting fees	18,142
Trustees’ fees**	1,464
Registration	25,968
Miscellaneous	9,714

Total expenses	326,941

Net investment loss	(295,965)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Currency index swaps	(506,778)
Futures contracts	(1,949,695)

Net realized loss	(2,456,473)

Net unrealized appreciation (depreciation) during the period on:
Currency index swaps	832,611
Futures contracts	3,004,428

Net unrealized appreciation	3,837,039

Net realized and unrealized gain	1,380,566

Net increase in net assets resulting from operations	$1,084,601

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

190	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(295,965)	$(1,655,237)
Net realized gain (loss) during the period on investments	(2,456,473)	23,650,520
Net unrealized appreciation (depreciation) during the period on investments	3,837,039	(5,860,381)

Net increase in net assets resulting from operations	1,084,601	16,134,902

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	1,808,401	29,337,819
C-Class	4,506,098	71,736,946
H-Class	69,257,666	292,106,948
Cost of shares redeemed
A-Class	(3,030,187)	(43,837,092)
C-Class	(3,867,624)	(76,123,193)
H-Class	(62,926,259)	(333,831,802)

Net increase (decrease) from capital share transactions	5,748,095	(60,610,374)

Net increase (decrease) in net assets	6,832,696	(44,475,472)

Net assets:
Beginning of period	42,102,126	86,577,598

End of period	$48,934,822	$42,102,126

Accumulated net investment loss at end of period	$(295,965)	$—

Capital share activity:
Shares sold
A-Class	106,581	1,547,781
C-Class	266,658	3,852,060
H-Class	3,984,660	15,923,652
Shares redeemed
A-Class	(183,207)	(2,249,051)
C-Class	(237,405)	(4,093,956)
H-Class	(3,696,407)	(17,931,721)

Total capital share activity	240,880	(2,951,235)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	191

  WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006	[b]

Per Share Data
Net asset value, beginning of period	$17.98		$16.38		$29.27	$26.18	$22.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)		(.30)		(.07)	.70	.91	.51
Net gain (loss) on securities (realized and unrealized)	1.12		1.90		(8.77)	7.17	2.57	(2.67)

Total from investment operations	.99		1.60		(8.84)	7.87	3.48	(2.16)

Less distributions:
Distributions from net investment income	—		—		(1.28)	(4.78)	—	(.14)
Distributions from realized gains	—		—		(2.77)	(—)[e]	—	—

Total distributions	—		—		(4.05)	(4.78)	—	(.14)

Net asset value, end of period	$18.97		$17.98		$16.38	$29.27	$26.18	$22.70

Total Return[d]	5.51%		9.77%		(29.87% )	32.49%	15.33%	(8.65%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,671		$6,753		$17,642	$22,148	$21,502	$2,989

Ratios to average net assets:
Net investment income (loss)	(1.54%	)	(1.57%	)	(0.30% )	2.51%	3.63%	2.66%	[f]
Total expenses	1.71%		1.68%		1.69%	1.67%	1.65%	1.70%	[f]

Portfolio turnover rate	—		—		—	—	—	—

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006	[b]

Per Share Data
Net asset value, beginning of period	$17.12		$15.73		$28.53	$25.81	$22.55	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)		(.43)		(.21)	.43	.71	.34
Net gain (loss) on securities (realized and unrealized)	1.07		1.82		(8.54)	7.07	2.55	(2.65)

Total from investment operations	.88		1.39		(8.75)	7.50	3.26	(2.31)

Less distributions:
Distributions from net investment income	—		—		(1.28)	(4.78)	—	(.14)
Distributions from realized gains	—		—		(2.77)	(—)[e]	—	—

Total distributions	—		—		(4.05)	(4.78)	—	(.14)

Net asset value, end of period	$18.00		$17.12		$15.73	$28.53	$25.81	$22.55

Total Return[d]	5.14%		8.84%		(30.37% )	31.47%	14.46%	(9.25%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,114		$5,314		$8,687	$21,604	$14,160	$3,916

Ratios to average net assets:
Net investment income (loss)	(2.28%	)	(2.32%	)	(0.93% )	1.57%	2.87%	1.79%	[f]
Total expenses	2.46%		2.43%		2.45%	2.41%	2.40%	2.46%	[f]

Portfolio turnover rate	—		—		—	—	—	—
192	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009	2008	2007	2006	[b]

Per Share Data
Net asset value, beginning of period	$17.96		$16.37		$29.25	$26.18	$22.69	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)		(.30)		(.03)	.68	.90	.49
Net gain (loss) on securities (realized and unrealized)	1.12		1.89		(8.80)	7.17	2.59	(2.66)

Total from investment operations	.99		1.59		(8.83)	7.85	3.49	(2.17)

Less distributions:
Distributions from net investment income	—		—		(1.28)	(4.78)	—	(.14)
Distributions from realized gains	—		—		(2.77)	(—)[e]	—	—

Total distributions	—		—		(4.05)	(4.78)	—	(.14)

Net asset value, end of period	$18.95		$17.96		$16.37	$29.25	$26.18	$22.69

Total Return[d]	5.51%		9.71%		(29.86% )	32.41%	15.38%	(8.69%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,150		$30,036		$60,249	$103,867	$110,480	$51,710

Ratios to average net assets:
Net investment income (loss)	(1.53%	)	(1.57%	)	(0.13% )	2.45%	3.60%	2.53%	[f]
Total expenses	1.70%		1.68%		1.70%	1.67%	1.65%	1.68%	[f]

Portfolio turnover rate	—		—		—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations May 25, 2005.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than $.01 per share.

[f]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	193

FUND PROFILE (Unaudited)
September 30, 2010

REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts (“REIT”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Simon Property Group, Inc.	3.4%
Public Storage	2.7%
Vornado Realty Trust	2.6%
Equity Residential	2.4%
Boston Properties, Inc.	2.2%
HCP, Inc.	2.1%
Annaly Capital Management, Inc.	2.0%
Host Hotels & Resorts, Inc.	1.9%
AvalonBay Communities, Inc.	1.8%
Ventas, Inc.	1.8%

Top Ten Total	22.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
194	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  REAL ESTATE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.4%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 91.3% SPECIALIZED REIT’S - 25.7%
Public Storage	16,166	$1,568,749
HCP, Inc.	34,163	1,229,185
Host Hotels & Resorts, Inc.	76,470	1,107,286
Ventas, Inc.	20,780	1,071,625
Health Care REIT, Inc.	19,519	924,029
Plum Creek Timber Company, Inc.	24,297	857,684
Nationwide Health Properties, Inc.	21,011	812,495
Rayonier, Inc.	15,266	765,132
Senior Housing Properties Trust	28,395	667,282
Hospitality Properties Trust	27,038	603,759
Omega Healthcare Investors, Inc.	24,652	553,437
Entertainment Properties Trust	12,395	535,216
LaSalle Hotel Properties	20,068	469,391
DiamondRock Hospitality Co.*	48,399	459,307
Extra Space Storage, Inc.	28,375	455,135
Healthcare Realty Trust, Inc.	19,309	451,637
Medical Properties Trust, Inc.	39,601	401,554
Potlatch Corp.	11,687	397,358
Sovran Self Storage, Inc.	9,218	349,362
U-Store-It Trust	39,740	331,829
Hersha Hospitality Trust	61,639	319,290
Sunstone Hotel Investors, Inc.*	34,091	309,205
National Health Investors, Inc.	5,229	230,390

Total Specialized Reit’s		14,870,337

RETAIL REIT’S - 19.3%
Simon Property Group, Inc.	21,308	1,976,104
Kimco Realty Corp.	61,073	961,900
Macerich Co.	20,558	882,966
Federal Realty Investment Trust	10,515	858,655
General Growth Properties, Inc.	54,070	843,492
Realty Income Corp.	20,930	705,760
Regency Centers Corp.	17,187	678,371
Developers Diversified Realty Corp.	54,133	607,372
Weingarten Realty Investors	27,705	604,523
Taubman Centers, Inc.	13,211	589,343
National Retail Properties, Inc.	22,447	563,644
Tanger Factory Outlet Centers	11,514	542,770
CBL & Associates Properties, Inc.	36,640	478,518
Equity One, Inc.	19,496	329,092
Acadia Realty Trust	15,512	294,728
Pennsylvania Real Estate Investment Trust	22,809	270,515

Total Retail Reit’s		11,187,753

OFFICE REIT’S - 15.1%
Boston Properties, Inc.	15,496	1,288,027
Digital Realty Trust, Inc.	13,751	848,437
SL Green Realty Corp.	12,886	816,070
Alexandria Real Estate Equities, Inc.	9,004	630,280

		MARKET
	SHARES	VALUE

Mack-Cali Realty Corp.	18,129	$593,000
Duke Realty Corp.	50,591	586,350
Douglas Emmett, Inc.	32,579	570,458
Highwoods Properties, Inc.	17,529	569,167
Corporate Office Properties Trust	14,386	536,742
BioMed Realty Trust, Inc.	29,489	528,443
Kilroy Realty Corp.	14,483	479,967
Brandywine Realty Trust	38,864	476,084
CommonWealth REIT	17,987	460,467
Lexington Realty Trust	54,397	389,482

Total Office Reit’s		8,772,974

RESIDENTIAL REIT’S - 13.9%
Equity Residential	28,827	1,371,300
AvalonBay Communities, Inc.	10,350	1,075,676
UDR, Inc.	32,693	690,476
Essex Property Trust, Inc.	6,145	672,509
Camden Property Trust	13,798	661,890
BRE Properties, Inc.	14,298	593,367
Apartment Investment & Management Co. — Class A	26,677	570,354
Home Properties, Inc.	9,936	525,614
Mid-America Apartment Communities, Inc.	8,774	511,349
Equity Lifestyle Properties, Inc.	8,920	485,962
American Campus Communities, Inc.	15,745	479,278
Post Properties, Inc.	15,903	444,012

Total Residential Reit’s		8,081,787

DIVERSIFIED REIT’S - 6.5%
Vornado Realty Trust	17,650	1,509,604
Liberty Property Trust	22,177	707,446
Washington Real Estate Investment Trust	16,840	534,333
Colonial Properties Trust	24,779	401,172
Cousins Properties, Inc.	44,876	320,415
PS Business Parks, Inc.	4,852	274,478

Total Diversified Reit’s		3,747,448

MORTGAGE REIT’S - 6.0%
Annaly Capital Management, Inc.	66,448	1,169,485
MFA Financial, Inc.	71,602	546,323
Redwood Trust, Inc.	26,180	378,563
Hatteras Financial Corp.	12,971	369,284
Anworth Mortgage Asset Corp.	48,745	347,552
American Capital Agency Corp.	12,551	333,480
Capstead Mortgage Corp.	29,260	318,056

Total Mortgage Reit’s		3,462,743

INDUSTRIAL REIT’S - 4.8%
ProLogis	75,939	894,561
AMB Property Corp.	29,327	776,286
DuPont Fabros Technology, Inc.	17,815	448,047
DCT Industrial Trust, Inc.	75,465	361,477
EastGroup Properties, Inc.	8,354	312,273

Total Industrial Reit’s		2,792,644

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	195

2

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  REAL ESTATE FUND

		MARKET
	SHARES	VALUE

Total Real Estate Investment
Trusts (REITs)		$52,915,686

REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.1%

REAL ESTATE SERVICES - 3.9%
CB Richard Ellis Group, Inc. — Class A*	52,803	965,239
Jones Lang LaSalle, Inc.	8,869	765,129
E-House China Holdings Ltd. ADR	28,073	529,737

Total Real Estate Services		2,260,105

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.4%
Brookfield Asset Management, Inc. — Class A	28,228	800,829
St. Joe Co.*	22,438	558,033

Total Diversified Real Estate Activities		1,358,862

REAL ESTATE OPERATING COMPANIES – 1.8%
Brookfield Properties Corp.	34,204	530,846
Forest City Enterprises, Inc. — Class A*	40,882	524,516

Total Real Estate Operating Companies		1,055,362

Total Real Estate Management & Development		4,674,329

Total Common Stocks (Cost $44,924,619)		57,590,015

Total Investments – 99.4% (Cost $44,924,619)		$57,590,015

Cash & Other Assets, Less Liabilities – 0.6%		345,627

Total Net Assets – 100.0%		$57,935,642

*	Non-Income Producing Security

†	Value determined based on Level 1 inputs — See Note 8. ADR — American Depositary Receipt

REIT — Real Estate Investment Trust
196	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  REAL ESTATE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$57,590,015

Total investments	57,590,015
Receivables:
Fund shares sold	1,842,221
Dividends	224,141

Total assets	59,656,377

Liabilities:
Overdraft due to custodian bank	494,402
Payable for:
Securities purchased	1,078,949
Fund shares redeemed	52,252
Management fees	40,097
Custodian fees	1,557
Transfer agent/maintenance fees	11,793
Distribution and service fees	13,109
Portfolio accounting fees	4,717
Other	23,859

Total liabilities	1,720,735

Net assets	$57,935,642

Net assets consist of:
Paid in capital	65,598,102
Undistributed net investment income	805,935
Accumulated net realized loss on sale of investments	(21,133,791)
Net unrealized appreciation in value of investments	12,665,396

Net assets	57,935,642

A-Class:
Net assets	$7,659,090
Capital shares outstanding	295,882
Net asset value per share	$25.89

Maximum offering price per share*	$27.18

C-Class:
Net assets	$1,762,814
Capital shares outstanding	71,771
Net asset value per share	$24.56

H-Class:
Net assets	$48,513,738
Capital shares outstanding	1,876,070
Net asset value per share	$25.86

Investments, at cost	$44,924,619

Total cost	$44,924,619
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,528)	$810,666
Interest	241

Total investment income	810,907

Expenses:
Management fees	210,944
Transfer agent and administrative fees	62,042
Distribution and Service Fees:
A-Class	7,341
C-Class	9,542
H-Class	52,316
Portfolio accounting fees	24,816
Trustees’ fees**	1,757
Miscellaneous	41,997

Total expenses	410,755

Net investment income	400,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(3,121,294)
Net realized loss	(3,121,294)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	3,358,888

Net unrealized appreciation	3,358,888

Net realized and unrealized gain	237,594

Net increase in net assets resulting from operations	$637,746

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	197

4

  REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$400,152	$553,798
Net realized loss during the period on investments	(3,121,294)	(511,338)
Net unrealized appreciation during the period on investments	3,358,888	8,932,170

Net increase in net assets resulting from operations	637,746	8,974,630

Distributions to shareholders from:
Net investment income
A-Class	—	(41,671)
C-Class	—	(21,574)
H-Class	—	(266,325)

Total distributions to shareholders	—	(329,570)

Capital share transactions:
Proceeds from sale of shares
A-Class	11,926,031	17,825,648
C-Class	33,354,979	65,977,573
H-Class	129,102,368	353,762,266
Distributions reinvested
A-Class	—	41,288
C-Class	—	21,361
H-Class	—	255,420
Cost of shares redeemed
A-Class	(8,894,244)	(16,882,349)
C-Class	(34,179,229)	(65,957,944)
H-Class	(115,384,618)	(326,701,549)

Net increase from capital share transactions	15,925,287	28,341,714

Net increase in net assets	16,563,033	36,986,774
Net assets:
Beginning of period	41,372,609	4,385,835

End of period	$57,935,642	$41,372,609

Undistributed net investment income at end of period	$805,935	$405,783

Capital share activity:
Shares sold
A-Class	488,247	883,574
C-Class	1,398,609	3,517,526
H-Class	5,180,466	17,097,247
Shares reinvested
A-Class	—	1,881
C-Class	—	1,018
H-Class	—	11,647
Shares redeemed
A-Class	(369,901)	(829,057)
C-Class	(1,419,597)	(3,512,985)
H-Class	(4,746,698)	(15,803,603)

Total capital share activity	531,126	1,367,248

198	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$24.24		$12.83	$32.42	$42.16	$36.46	$27.84

Income (loss) from investment operations:
Net investment income[b]	.19		.44	.74	.54	.46	.64
Net gain (loss) on securities (realized and unrealized)	1.46		11.11	(19.43)	(10.05)	5.53	8.18

Total from investment operations	1.65		11.55	(18.69)	(9.51)	5.99	8.82

Less distributions:
Distributions from net investment income	—		(.14)	(.90)	(.23)	(.17)	—
Distributions from realized gains	—		—	—	—	(.12)	(.20)

Total distributions	—		(.14)	(.90)	(.23)	(.29)	(.20)

Net asset value, end of period	$25.89		$24.24	$12.83	$32.42	$42.16	$36.46

Total Return[c]	6.81%		90.16%	(58.00% )	(22.59% )	16.43%	31.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,659		$4,303	$1,554	$2,866	$9,061	$375

Ratios to average net assets:
Net investment income	1.56%		2.15%	2.81%	1.45%	1.10%	2.02%
Total expenses	1.63%		1.65%	1.68%	1.64%	1.61%	1.57%

Portfolio turnover rate	205%		1,520%	780%	832%	762%	1,304%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$23.11		$12.33	$31.44	$41.22	$35.93	$27.64

Income (loss) from investment operations:
Net investment income[b]	.08		.40	.66	.29	.19	.43
Net gain (loss) on securities (realized and unrealized)	1.37		10.52	(18.87)	(9.84)	5.39	8.06

Total from investment operations	1.45		10.92	(18.21)	(9.55)	5.58	8.49

Less distributions:
Distributions from net investment income	—		(.14)	(.90)	(.23)	(.17)	—
Distributions from realized gains	—		—	—	—	(.12)	(.20)

Total distributions	—		(.14)	(.90)	(.23)	(.29)	(.20)

Net asset value, end of period	$24.56		$23.11	$12.33	$31.44	$41.22	$35.93

Total Return[c]	6.27%		88.70%	(58.28% )	(23.21% )	15.53%	30.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,763		$2,143	$1,075	$2,290	$5,469	$3,548

Ratios to average net assets:
Net investment income	0.66%		2.06%	2.62%	0.78%	0.48%	1.35%
Total expenses	2.38%		2.41%	2.42%	2.39%	2.36%	2.36%

Portfolio turnover rate	205%		1,520%	780%	832%	762%	1,304%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	199

  REAL ESTATE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$24.22		$12.82	$32.40	$42.14	$36.47	$27.85

Income (loss) from investment operations:
Net investment income[b]	.21		.50	.61	.53	.54	.57
Net gain (loss) on securities (realized and unrealized)	1.43		11.04	(19.29)	(10.04)	5.42	8.25

Total from investment operations	1.64		11.54	(18.68)	(9.51)	5.96	8.82

Less distributions:
Distributions from net investment income	—		(.14)	(.90)	(.23)	(.17)	—
Distributions from realized gains	—		—	—	—	(.12)	(.20)

Total distributions	—		(.14)	(.90)	(.23)	(.29)	(.20)

Net asset value, end of period	$25.86		$24.22	$12.82	$32.40	$42.14	$36.47

Total Return[c]	6.77%		90.15%	(58.01% )	(22.60% )	16.34%	31.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,514		$34,926	$1,757	$14,140	$25,784	$49,591
Ratios to average net assets:
Net investment income	1.66%		2.41%	2.14%	1.43%	1.35%	1.78%
Total expenses	1.63%		1.68%	1.64%	1.64%	1.62%	1.59%

Portfolio turnover rate	205%		1,520%	780%	832%	762%	1,304%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
200	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	201

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS† - 93.7%
U.S. Treasury Bond 3.88% due 08/15/40	$142,304,000	$147,106,760

Total U.S. Treasury Obligations (Cost $144,706,778)		147,106,760

REPURCHASE AGREEMENTS††,1 - 2.0%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	1,230,131	1,230,131
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	1,228,761	1,228,761
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	507,753	507,753
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	129,726	129,726
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	126,938	126,938

Total Repurchase Agreements (Cost $3,223,309)		3,223,309

Total Investments – 95.7% (Cost $147,930,087)		$150,330,069

Cash & Other Assets, Less Liabilities – 4.3%		6,721,935

Total Net Assets – 100.0%		$157,052,004

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED†
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $45,896,094)	325	$596,491

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.
202	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$147,106,760
Repurchase agreement, at value	3,223,309

Total investments	150,330,069
Segregated cash with broker	787,500
Cash	1,231
Receivables:
Variation margin	27,144
Fund shares sold	37,208,508
Interest	558,290

Total assets	188,912,742

Liabilities:
Payable for:
Securities purchased	30,495,625
Fund shares redeemed	1,134,403
Management fees	54,076
Custodian fees	3,569
Transfer agent/maintenance fees	21,631
Distribution and service fees	26,341
Portfolio accounting fees	10,815
Interest	27,429
Other	86,849

Total liabilities	31,860,738

Net assets	$157,052,004

Net assets consist of:
Paid in capital	174,502,969
Undistributed net investment income	157,920
Accumulated net realized loss on sale of investments	(20,605,358)
Net unrealized appreciation in value of investments	2,996,473

Net assets	157,052,004

Investor Class
Net assets	$106,703,861
Capital shares outstanding	7,891,375
Net asset value per share	$13.52

Advisor Class
Net assets	$30,695,473
Capital shares outstanding	2,280,777
Net asset value per share	$13.46

A-Class:
Net assets	$3,529,504
Capital shares outstanding	260,758
Net asset value per share	$13.54

Maximum offering price per share*	$14.22

C-Class:
Net assets	$16,123,166
Capital shares outstanding	1,193,641
Net asset value per share	$13.51

Investments, at cost	$144,706,778
Repurchase agreement, at cost	3,223,309

Total cost	$147,930,087
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$2,899,243

Total investment income	2,899,243

Expenses:
Management fees	365,627
Transfer agent and administrative fees	146,253
Distribution and Service Fees:
Advisor Class	93,711
A-Class	5,375
C-Class	76,150
Portfolio accounting fees	72,424
Trustees’ fees**	6,556
Registration	52,749
Miscellaneous	67,529

Total expenses	886,374

Net investment income	2,012,869

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	12,162,909
Futures contracts	5,291,344

Net realized gain	17,454,253

Net unrealized appreciation (depreciation) during the period on:
Investment securities	5,204,301
Futures contracts	306,014

Net unrealized appreciation	5,510,315

Net realized and unrealized gain	22,964,568

Net increase in net assets resulting from operations	$24,977,437

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	203

  GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$2,012,869	$5,373,225
Net realized gain (loss) during the period on investments	17,454,253	(33,938,618)
Net unrealized appreciation (depreciation) during the period on investments	5,510,315	(4,919,639)

Net increase (decrease) in net assets resulting from operations	24,977,437	(33,485,032)

Distributions to shareholders from:
Net investment income
Investor Class	(1,375,134)	(4,391,419)
Advisor Class	(455,508)	(539,964)
A-Class	(58,428)	(190,623)
C-Class	(147,179)	(253,542)

Total distributions to shareholders	(2,036,249)	(5,375,548)

Capital share transactions:
Proceeds from sale of shares
Investor Class	565,863,881	2,310,502,198
Advisor Class	658,960,056	1,023,385,056
A-Class	12,910,383	17,597,007
C-Class	42,078,677	143,663,196
Distributions reinvested
Investor Class	1,300,480	4,265,561
Advisor Class	453,643	534,630
A-Class	49,444	163,087
C-Class	138,768	237,852
Cost of shares redeemed
Investor Class	(755,236,506)	(2,043,495,107)
Advisor Class	(664,421,243)	(1,000,137,157)
A-Class	(15,936,636)	(21,524,585)
C-Class	(41,700,052)	(134,407,163)

Net increase (decrease) from capital share transactions	(195,539,105)	300,784,575

Net increase (decrease) in net assets	(172,597,917)	261,923,995
Net assets:
Beginning of period	329,649,921	67,725,926

End of period	$157,052,004	$329,649,921

Undistributed net investment income at end of period	$157,920	$181,300

Capital share activity:
Shares sold
Investor Class	45,488,614	200,443,233
Advisor Class	53,448,484	90,211,191
A-Class	1,026,621	1,521,794
C-Class	3,417,454	12,375,186
Shares reinvested
Investor Class	105,756	368,377
Advisor Class	36,448	47,172
A-Class	3,939	13,965
C-Class	10,999	20,611
Shares redeemed
Investor Class	(63,471,319)	(178,191,181)
Advisor Class	(53,867,732)	(88,170,899)
A-Class	(1,278,434)	(1,835,763)
C-Class	(3,395,400)	(11,636,268)

Total capital share activity	(18,474,570)	25,167,418

204	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.96	$13.74	$11.78	$10.59	$10.50	$11.04

Income (loss) from investment operations:
Net investment income[b]	.19	.36	.36	.40	.41	.42
Net gain (loss) on securities (realized and unrealized)	2.55	(2.78)	1.97	1.19	.09	(.54)

Total from investment operations	2.74	(2.42)	2.33	1.59	.50	(.12)

Less distributions:
Distributions from net investment income	(.18)	(.36)	(.37)	(.40)	(.41)	(.42)

Total distributions	(.18)	(.36)	(.37)	(.40)	(.41)	(.42)

Net asset value, end of period	$13.52	$10.96	$13.74	$11.78	$10.59	$10.50

Total Return[c]	25.15%	(17.71% )	20.17%	15.43%	4.87%	(1.37% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,704	$282,388	$43,237	$30,695	$40,816	$33,223

Ratios to average net assets:
Net investment income	3.04%	3.16%	2.79%	3.75%	3.92%	3.69%
Total expenses	0.97%	0.98%	0.98%	0.97%	0.96%	0.94%

Portfolio turnover rate	720%	1,503%	1,794%	1,142%	1,357%	1,451%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.88	$13.66	$11.72	$10.54	$10.50	$11.07

Income (loss) from investment operations:
Net investment income[b]	.16	.32	.31	.34	.37	.37
Net gain (loss) on securities (realized and unrealized)	2.57	(2.80)	1.93	1.19	.03	(.57)

Total from investment operations	2.73	(2.48)	2.24	1.53	.40	(.20)

Less distributions:
Distributions from net investment income	(.15)	(.30)	(.30)	(.35)	(.36)	(.37)

Total distributions	(.15)	(.30)	(.30)	(.35)	(.36)	(.37)

Net asset value, end of period	$13.46	$10.88	$13.66	$11.72	$10.54	$10.50

Total Return[c]	25.21%	(18.18% )	19.49%	14.82%	3.86%	(2.10% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,695	$28,990	$7,867	$25,181	$10,815	$21,200

Ratios to average net assets:
Net investment income	2.42%	2.76%	2.49%	3.13%	3.44%	3.16%
Total expenses	1.47%	1.48%	1.48%	1.47%	1.46%	1.42%

Portfolio turnover rate	720%	1,503%	1,794%	1,142%	1,357%	1,451%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	205

  GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.96	$13.75	$11.79	$10.60	$10.50	$11.07

Income (loss) from investment operations:
Net investment income[b]	.17	.33	.34	.38	.38	.40
Net gain (loss) on securities (realized and unrealized)	2.58	(2.79)	1.95	1.19	.10	(.58)

Total from investment operations	2.75	(2.46)	2.29	1.57	.48	(.18)

Less distributions:
Distributions from net investment income	(.17)	(.33)	(.33)	(.38)	(.38)	(.39)

Total distributions	(.17)	(.33)	(.33)	(.38)	(.38)	(.39)

Net asset value, end of period	$13.54	$10.96	$13.75	$11.79	$10.60	$10.50

Total Return[c]	25.19%	(17.98% )	19.84%	15.13%	4.71%	(1.88% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,530	$5,576	$11,119	$20,374	$11,460	$1,503

Ratios to average net assets:
Net investment income	2.70%	2.84%	2.74%	3.44%	3.64%	3.45%
Total expenses	1.22%	1.24%	1.23%	1.22%	1.22%	1.17%

Portfolio turnover rate	720%	1,503%	1,794%	1,142%	1,357%	1,451%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.94	$13.72	$11.77	$10.59	$10.50	$11.07

Income (loss) from investment operations:
Net investment income[b]	.12	.25	.25	.30	.31	.31
Net gain (loss) on securities (realized and unrealized)	2.57	(2.78)	1.94	1.18	.08	(.57)

Total from investment operations	2.69	(2.53)	2.19	1.48	.39	(.26)

Less distributions:
Distributions from net investment income	(.12)	(.25)	(.24)	(.30)	(.30)	(.31)

Total distributions	(.12)	(.25)	(.24)	(.30)	(.30)	(.31)

Net asset value, end of period	$13.51	$10.94	$13.72	$11.77	$10.59	$10.50

Total Return[c]	24.68%	(18.56% )	18.90%	14.20%	3.84%	(2.61% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,123	$12,695	$5,502	$6,239	$15,640	$7,293

Ratios to average net assets:
Net investment income	1.92%	2.17%	2.00%	2.80%	2.93%	2.69%
Total expenses	1.97%	2.00%	1.97%	1.98%	1.96%	1.93%

Portfolio turnover rate	720%	1,503%	1,794%	1,142%	1,357%	1,451%
206	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	207

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: To provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001

The Fund invests principally in short sales and derivative investments such as futures contracts.
208	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† - 50.3%
Freddie Mac[1]
0.28% due 10/25/10	$25,000,000	$24,998,325
0.26% due 06/21/11	25,000,000	24,963,475
0.26% due 06/24/11	25,000,000	24,963,050
Fannie Mae[1]
0.23% due 04/29/11	50,000,000	49,947,500
0.26% due 07/11/11	50,000,000	49,913,550
Farmer Mac[2]
0.25% due 06/23/11	50,000,000	49,926,400
Federal Farm Credit[2]
0.47% due 04/07/11	25,000,000	24,976,500

Total Federal Agency Discount Notes (Cost $249,577,166)		249,688,800

FEDERAL AGENCY NOTES†† - 4.1%
Freddie Mac[1] 1.63% due 04/26/11	20,000,000	20,152,740

Total Federal Agency Notes
(Cost $20,159,105)		20,152,740

REPURCHASE AGREEMENTS†† - 145.7%
Joint Repurchase Agreements[3]
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	102,875,981	102,875,981
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	102,761,451	102,761,451
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	42,463,410	42,463,410
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	10,849,021	10,849,021
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	10,615,853	10,615,853

	FACE	MARKET
	AMOUNT	VALUE

Individual Repurchase Agreement[4]
Barclays Capital
issued 09/30/10 at 0.08% due
10/01/10 (Secured by a U.S.
Treasury Bond, at a rate of
3.88% and maturing 08/15/40
as collateral, with a Market
value of $462,760,131) to be
repurchased at
$453,893,879	$453,892,871	$453,892,871

Total Repurchase Agreements (Cost $723,458,587)		723,458,587

Total Long Securities - 200.1% (Cost $993,194,858)		$993,300,127

U.S. TREASURY OBLIGATIONS SOLD SHORT† - (86.4)%
U.S. Treasury Bond 3.88% due 08/15/40	415,163,000	$(429,174,752)

Total U.S. Treasury Obligations Sold Short
(Proceeds $428,148,967)		(429,174,752)

Liabilities, Less Cash & Other Assets – (13.7)%		(67,560,259)

Total Net Assets – 100.0%		$496,565,116

		Unrealized
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT†
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts (Aggregate
Market Value of
Contracts $75,128,375)	532	$1,497,734

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 7.

[4]	All or a portion of this security is pledged as short security collateral at September 30, 2010.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	209

2

  INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$269,841,540
Repurchase agreement, at value	723,458,587

Total investments	993,300,127
Segregated cash with broker	2,072,000
Receivables:
Fund shares sold	612,352
Interest	142,419

Total assets	996,126,898

Liabilities:
Securities sold short, at value	429,174,752
Payable for:
Variation margin	51,870
Securities purchased	29,151,750
Fund shares redeemed	38,076,372
Management fees	375,416
Custodian fees	13,765
Transfer agent/maintenance fees	104,282
Distribution and service fees	114,424
Portfolio accounting fees	36,138
Interest	2,194,225
Other	268,788

Total liabilities	499,561,782

Net assets	$496,565,116

Net assets consist of:
Paid in capital	938,048,036
Accumulated net investment loss	(14,073,923)
Accumulated net realized loss on sale of investments	(427,986,215)
Net unrealized appreciation in value of investments	577,218

Net assets	496,565,116

Investor Class:
Net assets	$286,232,166
Capital shares outstanding	24,291,847
Net asset value per share	$11.78

Advisor Class:
Net assets	$51,253,197
Capital shares outstanding	4,506,784
Net asset value per share	$11.37

A-Class:
Net assets	$61,606,472
Capital shares outstanding	5,337,882
Net asset value per share	$11.54

Maximum offering price per share*	$12.12

C-Class:
Net assets	$97,473,281
Capital shares outstanding	9,113,237
Net asset value per share	$10.70

Investments, at cost	$269,736,271
Repurchase agreement, at cost	723,458,587

Total cost	$993,194,858
Securities sold short, proceeds	428,148,967
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$904,986

Total investment income	904,986

Expenses:
Management fees	2,566,326
Transfer agent and administrative fees	712,868
Distribution and Service Fees:
Advisor Class	116,654
A-Class	87,833
C-Class	583,485
Portfolio accounting fees	236,359
Trustees’ fees**	57,145
Short sales interest expense	10,171,264
Miscellaneous	446,975

Total expenses	14,978,909

Net investment loss	(14,073,923)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(9,398)
Securities sold short	(90,402,004)
Futures contracts	(20,529,995)

Net realized loss	(110,941,397)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(5,913,206)
Securities sold short	(87,816)
Futures contracts	2,816,710

Net unrealized depreciation	(3,184,312)

Net loss	(114,125,709)

Net decrease in net assets resulting from operations	$(128,199,632)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
210	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(14,073,923)	$(14,662,876)
Net realized gain (loss) during the period on investments	(110,941,397)	32,833,058
Net unrealized appreciation (depreciation) during the period on investments	(3,184,312)	21,640,391

Net increase (decrease) in net assets resulting from operations	(128,199,632)	39,810,573

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	472,998,287	927,321,564
Advisor Class	616,166,798	1,455,291,300
A-Class	24,413,761	82,743,378
C-Class	20,424,972	119,594,003
Cost of shares redeemed
Investor Class	(488,346,751)	(839,298,013)
Advisor Class	(620,843,858)	(1,430,224,450)
A-Class	(27,065,969)	(60,831,796)
C-Class	(36,826,103)	(112,858,177)

Net increase (decrease) from capital share transactions	(39,078,863)	141,737,809

Net increase (decrease) in net assets	(167,278,495)	181,548,382

Net assets:
Beginning of period	663,843,611	482,295,229

End of period	$496,565,116	$663,843,611

Accumulated net investment loss at end of period	$(14,073,923)	$—

Capital share activity:
Shares sold
Investor Class	36,213,099	63,069,680
Advisor Class	49,887,521	102,550,797
A-Class	1,885,256	5,657,257
C-Class	1,713,536	8,857,871
Shares redeemed
Investor Class	(37,632,924)	(57,561,726)
Advisor Class	(50,086,356)	(100,559,233)
A-Class	(2,127,165)	(4,243,912)
C-Class	(3,111,628)	(8,398,320)

Total capital share activity	(3,258,661)	9,372,414

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	211

  INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.65		$13.32		$16.81	$19.37	$19.69	$18.94

Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)		(.33)		(.11)	.49	(.09)	(.07)
Net gain (loss) on securities (realized and unrealized)	(2.57)		1.66		(3.38)	(2.39)	.40	.82

Total from investment operations	(2.87)		1.33		(3.49)	(1.90)	.31	.75

Less distributions:
Distributions from net investment income	—		—		—	(.66)	(.63)	—

Total distributions	—		—		—	(.66)	(.63)	—

Net asset value, end of period	$11.78		$14.65		$13.32	$16.81	$19.37	$19.69

Total Return[c]	(19.59%	)	9.98%		(20.76% )	(9.98% )	1.66%	3.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,232		$376,574		$269,155	$237,900	$313,117	$768,588

Ratios to average net assets:
Net investment income (loss)	(4.66%	)	(2.23%	)	(0.72% )	2.56%	3.68%	(0.40%	)
Combined net investment income[e]	—		—		—	—	—	0.78%
Total expenses[f]	4.97%		2.53%		2.80%	3.45%	4.97%	4.66%
Operating expenses[d,f]	1.41%		1.41%		1.41%	1.40%	1.36%	1.33%

Portfolio turnover rate	379%		985%		584%	550%	192%	179%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.17		$12.95		$16.41	$19.01	$19.43	$18.79

Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)		(.39)		(.18)	.34	(.18)	(.16)
Net gain (loss) on securities (realized and unrealized)	(2.48)		1.61		(3.28)	(2.28)	.39	.80

Total from investment operations	(2.80)		1.22		(3.46)	(1.94)	.21	.64

Less distributions:
Distributions from net investment income	—		—		—	(.66)	(.63)	—

Total distributions	—		—		—	(.66)	(.63)	—

Net asset value, end of period	$11.37		$14.17		$12.95	$16.41	$19.01	$19.43

Total Return[c]	(19.69%	)	9.42%		(21.08% )	(10.39% )	1.17%	3.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,253		$66,668		$35,153	$24,891	$43,782	$99,546

Ratios to average net assets:
Net investment income (loss)	(5.16%	)	(2.79%	)	(1.19% )	1.84%	3.18%	(0.90%	)
Combined net investment income[e]	—		—		—	—	—	0.28%
Total expenses[f]	5.47%		3.09%		3.36%	4.10%	5.47%	5.16%
Operating expenses[d,f]	1.91%		1.91%		1.91%	1.90%	1.86%	1.83%

Portfolio turnover rate	379%		985%		584%	550%	192%	179%
212	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.36		$13.10		$16.57	$19.16	$19.52	$18.84

Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)		(.35)		(.15)	.44	(.14)	(.12)
Net gain (loss) on securities (realized and unrealized)	(2.51)		1.61		(3.32)	(2.37)	.41	.80

Total from investment operations	(2.82)		1.26		(3.47)	(1.93)	.27	.68
Less distributions:
Distributions from net investment income	—		—		—	(.66)	(.63)	—

Total distributions	—		—		—	(.66)	(.63)	—

Net asset value, end of period	$11.54		$14.36		$13.10	$16.57	$19.16	$19.52

Total Return[c]	(19.64%	)	9.62%		(20.94% )	(10.25% )	1.47%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,606		$80,151		$54,574	$37,256	$69,606	$124,679

Ratios to average net assets:
Net investment income (loss)	(4.91%	)	(2.47%	)	(0.94% )	2.37%	3.43%	(0.65%	)
Combined net investment income[e]	—		—		—	—	—	0.53%
Total expenses[f]	5.23%		2.77%		3.00%	3.86%	5.22%	4.91%
Operating expenses[d,f]	1.66%		1.66%		1.65%	1.65%	1.61%	1.58%

Portfolio turnover rate	379%		985%		584%	550%	192%	179%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$13.36		$12.28		$15.65	$18.26	$18.78	$18.25

Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)		(.43)		(.25)	.29	(.27)	(.25)
Net gain (loss) on securities (realized and unrealized)	(2.32)		1.51		(3.12)	(2.24)	.38	.78

Total from investment operations	(2.66)		1.08		(3.37)	(1.95)	.11	.53

Less distributions:
Distributions from net investment income	—		—		—	(.66)	(.63)	—

Total distributions	—		—		—	(.66)	(.63)	—

Net asset value, end of period	$10.70		$13.36		$12.28	$15.65	$18.26	$18.78

Total Return[c]	(19.91%	)	8.79%		(21.53% )	(10.87% )	0.67%	2.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,473		$140,451		$123,413	$124,572	$213,175	$533,862

Ratios to average net assets:
Net investment income (loss)	(5.66%	)	(3.17%	)	(1.70% )	1.62%	2.68%	(1.40%	)
Combined net investment loss[e]	—		—		—	—	—	(0.22%	)
Total expenses[f]	5.98%		3.47%		3.81%	4.44%	5.97%	5.66%
Operating expenses[d,f]	2.41%		2.41%		2.41%	2.40%	2.36%	2.33%

Portfolio turnover rate	379%		985%		584%	550%	192%	179%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	213

  INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment Income (Loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest expense from securities sold short.
Prior to April 1, 2007, the Inverse Government Long Bond Strategy Fund operated under a Master-Feeder structure.

[e]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined Net Investment Income (Loss)” for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio.

[f]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
214	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	215

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 100.6%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$77,637,879	$77,637,879
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	77,551,446	77,551,446
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	32,046,052	32,046,052
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	29,796,256	29,796,256
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	8,011,513	8,011,513

Total Repurchase Agreements (Cost $225,043,146)		225,043,146

Total Investments – 100.6% (Cost $225,043,146)		$225,043,146

Liabilities, Less Cash & Other Assets – (0.6)%		(1,329,241)

Net Assets – 100.0%		$223,713,905

	CONTRACTS	UNREALIZED GAIN

FUTURES CONTRACTS PURCHASED†
December 2010 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $153,380,461)	1,269	$1,527,269

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3

		Protection				Upfront
		Premium	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Received	Appreciation
CDX.NA.HY-14 Index	Credit Suisse International	5.00%	06/20/15	$53,800,000	$53,461,060	$1,546,000	$1,157,495
CDX.NA.HY-14 Index	Goldman Sachs International	5.00%	06/20/15	$170,700,000	$169,624,590	$5,693,250	$4,364,902

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2010.

[3]	Credit Default Swaps — See Note 3.
216	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2010

Assets:
Repurchase agreement, at value	$225,043,146

Total investments	225,043,146
Segregated cash with broker	997,600
Unrealized appreciation on swap agreements	5,522,397
Receivables:
Variation margin	58,438
Securities sold	57,500
Fund shares sold	1,256,618
Interest	344,211
Protection fees	313,728

Total assets	233,593,638

Liabilities:
Unamortized upfront premiums received	7,239,250
Payable for:
Fund shares redeemed	2,290,799
Management fees	133,547
Custodian fees	5,876
Transfer agent/maintenance fees	44,516
Distribution and service fees	49,820
Portfolio accounting fees	17,806
Interest	12,014
Other	86,105

Total liabilities	9,879,733

Net assets	$223,713,905

Net assets consist of:
Paid in capital	228,564,686
Accumulated net investment loss	(561,169)
Accumulated net realized loss on sale of investments	(11,339,278)
Net unrealized appreciation in value of investments	7,049,666

Net assets	223,713,905

A-Class:
Net assets	$7,841,902
Capital shares outstanding	353,180
Net asset value per share	$22.20

Maximum offering price per share*	$23.31

C-Class:
Net assets	$8,806,889
Capital shares outstanding	409,046
Net asset value per share	$21.53

H-Class:
Net assets	$207,065,114
Capital shares outstanding	9,338,621
Net asset value per share	$22.17

Repurchase agreement, at cost	$225,043,146

Total cost	$225,043,146

STATEMENT OF
OPERATIONS (Unaudited)

For the Period Ended September 30, 2010

Investment Income:
Interest	$132,845

Total investment income	132,845

Expenses:
Management fees	543,590
Transfer agent and administrative fees	181,197
Distribution and Service Fees:
A-Class	7,197
C-Class	23,529
H-Class	168,118
Portfolio accounting fees	70,578
Trustees’ fees**	2,662
Miscellaneous	116,837

Total expenses	1,113,708

Net investment loss	(980,863)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Credit default index swaps	(3,109,688)
Futures contracts	5,476,387

Net realized gain	2,366,699

Net unrealized appreciation (depreciation) during the period on:
Credit default index swaps	5,522,397
Futures contracts	1,537,916

Net unrealized appreciation	7,060,313

Net realized and unrealized gain	9,427,012

Net increase in net assets resulting from operations	$8,446,149

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	217

  HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(980,863)	$(477,608)
Net realized gain during the period on investments	2,366,699	10,336,355
Net unrealized appreciation during the period on investments	7,060,313	4,648,002

Net increase in net assets resulting from operations	8,446,149	14,506,749

Distributions to shareholders from:
Net investment income
A-Class	—	(338,599)
C-Class	—	(251,769)
H-Class	—	(896,465)

Total distributions to shareholders	—	(1,486,833)

Capital share transactions:
Proceeds From Sale Of Shares
A-Class	43,119,922	24,355,751
C-Class	42,683,344	56,181,252
H-Class	592,023,079	325,675,183
Distributions reinvested
A-Class	—	139,047
C-Class	—	240,261
H-Class	—	880,965
Cost of shares redeemed
A-Class	(40,085,061)	(26,659,850)
C-Class	(37,700,423)	(54,919,509)
H-Class	(409,291,624)	(561,442,872)

Net increase (decrease) from capital share transactions	190,749,237	(235,549,772)

Net increase (decrease) in net assets	199,195,386	(222,529,856)
Net assets:
Beginning of period	24,518,519	247,048,375

End of period	$223,713,905	$24,518,519

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(561,169)	$419,694

Capital share activity:
Shares sold
A-Class	2,044,700	1,256,391
C-Class	2,076,940	2,923,223
H-Class	28,003,273	17,490,919
Shares reinvested
A-Class	—	7,005
C-Class	—	12,410
H-Class	—	44,467
Shares redeemed
A-Class	(1,926,602)	(1,373,795)
C-Class	(1,836,511)	(2,875,573)
H-Class	(19,467,705)	(31,157,166)

Total capital share activity	8,894,095	(13,672,119)

218	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	[b]

Per Share Data
Net asset value, beginning of period	$20.42		$16.64	$24.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)		(.26)	(.16)	.69
Net gain (loss) on securities (realized and unrealized)	1.92		5.39	(3.51)	(1.31)

Total from investment operations	1.78		5.13	(3.67)	(.62)

Less distributions:
Distributions from net investment income	—		(1.35)	(4.00)	(.07)

Total distributions	—		(1.35)	(4.00)	(.07)

Net asset value, end of period	$22.20		$20.42	$16.64	$24.31

Total Return[d]	8.72%		31.07%	(16.15% )	(2.49%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,842		$4,800	$5,748	$10,530

Ratios to average net assets:
Net investment income (loss)	(1.35%	)	(1.37% )	(0.71% )	2.79%	[e]
Total expenses	1.53%		1.54%	1.57%	1.50%	[e]

Portfolio turnover rate	—		—	—	—

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	[b]

Per Share Data
Net asset value, beginning of period	$19.87		$16.33	$24.12	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.21)		(.40)	(.25)	.46
Net gain (loss) on securities (realized and unrealized)	1.87		5.29	(3.54)	(1.27)

Total from investment operations	1.66		4.89	(3.79)	(.81)

Less distributions:
Distributions from net investment income	—		(1.35)	(4.00)	(.07)

Total distributions	—		(1.35)	(4.00)	(.07)

Net asset value, end of period	$21.53		$19.87	$16.33	$24.12

Total Return[d]	8.35%		30.17%	(16.83% )	(3.25%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,807		$3,351	$1,773	$1,001

Ratios to average net assets:
Net investment income (loss)	(2.09%	)	(2.13% )	(1.21% )	1.90%	[e]
Total expenses	2.27%		2.29%	2.32%	2.22%	[e]

Portfolio turnover rate	—		—	—	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	219

  HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	[b]

Per Share Data
Net asset value, beginning of period	$20.38		$16.61	$24.28	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)		(.26)	(.04)	.62
Net gain (loss) on securities (realized and unrealized)	1.93		5.38	(3.63)	(1.27)

Total from investment operations	1.79		5.12	(3.67)	(.65)

Less distributions:
Distributions from net investment income	—		(1.35)	(4.00)	(.07)

Total distributions	—		(1.35)	(4.00)	(.07)

Net asset value, end of period	$22.17		$20.38	$16.61	$24.28

Total Return[d]	8.78%		31.07%	(16.16% )	(2.61%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207,065		$16,368	$239,528	$64,290

Ratios to average net assets:
Net investment income (loss)	(1.33%	)	(1.37% )	(0.20% )	2.55%	[e]
Total expenses	1.51%		1.53%	1.56%	1.49%	[e]

Portfolio turnover rate	—		—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
220	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

INVERSE HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

H-Class	April 16, 2007
A-Class	April 16, 2007
C-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	221

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INVERSE HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 105.7%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$5,209,916	$5,209,916
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	5,204,116	5,204,116
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	2,185,868	2,185,868
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	2,150,461	2,150,461
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	537,616	537,616

Total Repurchase Agreements (Cost $15,287,977)		15,287,977

Total Investments – 105.7% (Cost $15,287,977)		$15,287,977

Total Liabilities, Less Cash & Other Assets – (5.7)%		(829,685)

Total Net Assets – 100.0%		$14,458,292

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT†
December 2010 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of
Contracts $12,086,719)	100	$(86,853)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
						Upfront	Unrealized
		Protection	Maturity	Notional	Market	Premiums	Appreciation/
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	(Depreciation)
CDX.NA.HY-14 Index	Credit Suisse International	5.00%	06/20/15	$7,800,000	$(7,750,860)	$272,500	$(218,932)
CDX.NA.HY-14 Index	Goldman Sachs International	5.00%	06/20/15	$6,700,000	$(6,657,790)	$(6,062)	$46,002

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2010.
222	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INVERSE HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Repurchase agreement, at value	$15,287,977

Total investments	15,287,977
Segregated cash with broker	85,600
Unamortized upfront premiums paid	266,438
Unrealized appreciation on swap agreements	46,002
Receivables:
Securities sold	9,375
Fund shares sold	30,325
Interest	5,498

Total assets	15,731,215

Liabilities:
Unrealized depreciation on swap agreements	218,932
Payable for:
Variation margin	5,028
Securities purchased	16,875
Fund shares redeemed	972,835
Management fees	10,265
Custodian fees	451
Transfer agent/maintenance fees	3,422
Distribution and service fees	4,663
Portfolio accounting fees	1,369
Interest	27,776
Protection fees	2,883
Other	8,424

Total liabilities	1,272,923

Net assets	$14,458,292

Net assets consist of:
Paid in capital	22,739,984
Accumulated net investment loss	(154,383)
Accumulated net realized loss on sale of investments	(7,867,526)
Net unrealized depreciation in value of investments	(259,783)

Net assets	14,458,292

A-Class:
Net assets	$2,230,925
Capital shares outstanding	64,793
Net asset value per share	$34.43

Maximum offering price per share*	$36.15

C-Class:
Net assets	$1,850,194
Capital shares outstanding	55,006
Net asset value per share	$33.64

H-Class:
Net assets	$10,377,173
Capital shares outstanding	300,695
Net asset value per share	$34.51

Repurchase agreement, at cost	15,287,977

Total cost	$15,287,977
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 30, 2010

Investment Income:
Interest	$18,131

Total investment income	18,131

Expenses:
Management fees	80,854
Transfer agent and administrative fees	26,951
Distribution and Service Fees:
A-Class	3,512
C-Class	10,396
H-Class	20,840
Portfolio accounting fees	10,780
Trustees’ fees**	870
Miscellaneous	18,311

Total expenses	172,514

Net investment loss	(154,383)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Credit default index swaps	(1,692,730)
Futures contracts	(824,918)

Net realized loss	(2,517,648)

Net unrealized appreciation (depreciation)
during the period on:
Credit default index swaps	(172,930)
Futures contracts	(113,685)

Net unrealized depreciation	(286,615)

Net loss	(2,804,263)

Net decrease in net assets resulting from operations	$(2,958,646)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	223

  INVERSE HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(154,383)	$(228,310)
Net realized loss during the period on investments	(2,517,648)	(5,502,310)
Net unrealized depreciation during the period on investments	(286,615)	(541,574)

Net decrease in net assets resulting from operations	(2,958,646)	(6,272,194)

Distributions to shareholders from:
Net realized gain
A-Class	—	(3,470)
C-Class	—	(17,572)
H-Class	—	(47,904)

Total distributions to shareholders	—	(68,946)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,056,784	12,627,238
C-Class	888,178	9,043,657
H-Class	132,023,765	175,820,086
Distributions reinvested
A-Class	—	1,532
C-Class	—	12,023
H-Class	—	45,507
Cost of shares redeemed
A-Class	(8,664,449)	(12,117,361)
C-Class	(855,731)	(7,250,037)
H-Class	(147,309,528)	(156,508,926)

Net increase (decrease) from capital share transactions	(14,860,981)	21,673,719

Net increase (decrease) in net assets	(17,819,627)	15,332,579
Net assets:
Beginning of period	32,277,919	16,945,340

End of period	$14,458,292	$32,277,919

Accumulated net investment loss at end of period	$(154,383)	$—

Capital share activity:
Shares sold
A-Class	244,310	297,756
C-Class	24,194	204,716
H-Class	3,502,789	3,800,768
Shares reinvested
A-Class	—	38
C-Class	—	305
H-Class	—	1,133
Shares redeemed
A-Class	(238,430)	(280,194)
C-Class	(23,599)	(166,550)
H-Class	(3,926,272)	(3,327,437)

Total capital share activity	(417,008)	530,535

224	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$38.51		$55.13	$51.26	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.25)		(.63)	(.10)	.54
Net gain (loss) on securities (realized and unrealized)	(3.83)		(15.60)	5.29	.72

Total from investment operations	(4.08)		(16.23)	5.19	1.26

Less distributions:
Distributions from realized gains	—		(.39)	(1.32)	—

Total distributions	—		(.39)	(1.32)	—

Net asset value, end of period	$34.43		$38.51	$55.13	$51.26

Total Return[d]	(10.59%	)	29.47%	10.17%	2.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,231		$2,269	$2,278	$1,673

Ratios to average net assets:
Net investment income (loss)	(1.35%	)	(1.43% )	(0.19% )	1.09%	[e]
Total expenses	1.52%		1.54%	1.52%	1.52%	[e]

Portfolio turnover rate	—		—	—	—

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$37.77		$54.49	$51.06	$50.00

Income (loss) from investment operations:
Net investment loss[c]	(.38)		(.95)	(.52)	(.62)
Net gain (loss) on securities (realized and unrealized)	(3.75)		(15.38)	5.27	1.68

Total from investment operations	(4.13)		(16.33)	4.75	1.06

Less distributions:
Distributions from realized gains	—		(.39)	(1.32)	—

Total distributions	—		(.39)	(1.32)	—

Net asset value, end of period	$33.64		$37.77	$54.49	$51.06

Total Return[d]	(10.93%	)	(30.00% )	9.34%	2.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,850		$2,055	$869	$2,958

Ratios to average net assets:
Net investment loss	(2.11%	)	(2.18% )	(1.00% )	(1.25%	)[e]
Total expenses	2.28%		2.29%	2.28%	2.26%	[e]

Portfolio turnover rate	—		—	—	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	225

  INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Period Ended
	September 30,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$38.60		$55.26	$51.38	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.26)		(.61)	(.29)	1.44
Net gain (loss) on securities (realized and unrealized)	(3.83)		(15.66)	5.49	(.06)

Total from investment operations	(4.09)		(16.27)	5.20	1.38

Less distributions:
Distributions from realized gains	—		(.39)	(1.32)	—

Total distributions	—		(.39)	(1.32)	—

Net asset value, end of period	$34.51		$38.60	$55.26	$51.38

Total Return[d]	(10.60%	)	(29.47% )	10.17%	2.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,377		$27,954	$13,799	$6,536

Ratios to average net assets:
Net investment income (loss)	(1.36%	)	(1.43% )	(0.55% )	2.84%	[e]
Total expenses	1.53%		1.53%	1.53%	1.52%	[e]

Portfolio turnover rate	—		—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations April 16, 2007.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
226	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: To provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)
FADN — Federal Agency Discount Notes.
FAN — Federal Agency Note.

Inception Dates:

Investor Class	December 1, 1993
Investor2 Class	July 10, 2009
Advisor Class	April 1, 1998
A-Class	March 31, 2004
C-Class	October 19, 2000

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	227

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† - 41.9%
Freddie Mac[1]
0.27% due 10/25/10	$25,000,000	$24,995,417
0.29% due 11/29/10	25,000,000	24,988,118
0.24% due 12/28/10	25,000,000	24,985,333
0.26% due 12/27/10	25,000,000	24,984,292
0.21% due 01/18/11	25,000,000	24,984,104
0.30% due 03/31/11	25,000,000	24,962,292
0.26% due 07/05/11	25,000,000	24,949,986
0.26% due 11/02/10	15,000,000	14,996,533
0.25% due 02/22/11	15,000,000	14,985,000
0.23% due 04/05/11	15,000,000	14,982,175
0.26% due 06/21/11	15,000,000	14,972,056
Fannie Mae[1]
0.30% due 11/15/10	50,000,000	49,981,206
0.36% due 01/18/11	50,000,000	49,945,500
0.27% due 10/01/10	25,000,000	25,000,000
0.28% due 11/18/10	25,000,000	24,990,667
0.24% due 12/20/10	25,000,000	24,986,667
Farmer Mac[2]
0.25% due 06/01/11	25,000,000	24,957,812
0.25% due 06/23/11	15,000,000	14,972,396
0.27% due 11/22/10	11,000,000	10,995,710
Federal Home Loan Bank[2]
0.24% due 01/21/11	40,000,000	39,970,133

Total Federal Agency Discount Notes
(Cost $500,585,397)		500,585,397

FEDERAL AGENCY NOTES†† - 3.4%
Federal Home Loan Bank[2]
0.48% due 10/25/10	25,410,000	25,410,903
0.85% due 12/03/10	15,000,000	15,012,542

Total Federal Agency Notes
(Cost $40,423,445)		40,423,445

REPURCHASE AGREEMENTS††,3 - 53.3%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	270,499,250	270,499,250
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	225,676,989	225,676,989
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	93,254,954	93,254,954
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	23,825,806	23,825,806

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	$23,313,739	$23,313,739

Total Repurchase Agreements
(Cost $636,570,738)		636,570,738

COMMERCIAL PAPER†† - 6.0%
Societe Generale
0.54% due 10/18/10	5,000,000	4,998,701
0.43% due 10/29/10	5,000,000	4,998,328
ING (US) Funding LLC
0.47% due 10/08/10	7,000,000	6,999,360
Danske Corp.
0.40% due 10/04/10	5,000,000	4,999,833
Sheffield Receivables Corp.
0.26% due 11/19/10	5,000,000	4,998,231
Nestle Capital Corp.
0.25% due 11/23/10	5,000,000	4,998,160
Coca-Cola Co.
0.23% due 12/01/10	5,000,000	4,998,052
General Reinsurance Corp.
0.25% due 12/02/10	5,000,000	4,997,847
Prudential plc
0.42% due 11/10/10	5,000,000	4,997,667
American Honda Finance
0.24% due 12/17/10	5,000,000	4,997,433
Bank of America
0.30% due 12/22/10	5,000,000	4,996,583
Barclays (US) Funding LLC
0.33% due 01/24/11	5,000,000	4,994,729
UBS Finance (DE) LLC
0.32% due 03/09/11	5,000,000	4,993,044
Southern Company Funding Corp.
0.27% due 10/12/10	4,500,000	4,499,629

Total Commercial Paper
(Cost $71,467,597)		71,467,597

Total Investments – 104.6%
(Cost $1,249,047,177)		$1,249,047,177

Liabilities, Less Cash & Other Assets – (4.6)%		(54,405,824)

Total Net Assets – 100.0%		$1,194,641,353

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 7.

plc — Public Limited Company
228	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$612,476,439
Repurchase agreement, at value	636,570,738

Total investments	1,249,047,177
Cash	306,942
Receivables:
Fund shares sold	32,019,737
Interest	169,413

Total assets	1,281,543,269

Liabilities:
Payable for:
Fund shares redeemed	86,064,810
Custodian fees	35,801
Transfer agent/maintenance fees	20,357
Portfolio accounting fees	60,158
Interest	103
Other	720,687

Total liabilities	86,901,916

Net assets	$1,194,641,353

Net assets consist of:
Paid in capital	1,194,592,796
Undistributed net investment income	681
Undistributed net realized gain on sale of investments	47,876
Net unrealized appreciation in value of investments	—

Net assets	1,194,641,353

Investor Class:
Net assets	$722,268,318
Capital shares outstanding	722,658,535
Net asset value per share	$1.00

Investor2 Class:
Net assets	$55,839,794
Capital shares outstanding	55,836,287
Net asset value per share	$1.00

Advisor Class:
Net assets	$300,002,786
Capital shares outstanding	300,112,341
Net asset value per share	$1.00

A-Class:
Net assets	$51,191,238
Capital shares outstanding	51,207,582
Net asset value per share	$1.00

C-Class:
Net assets	$65,339,217
Capital shares outstanding	65,389,020
Net asset value per share	$1.00

Investments, at cost	$612,476,439
Repurchase agreement, at cost	636,570,738

Total cost	$1,249,047,177
STATEMENT OF
OPERATIONS (Unaudited)
For the Period Ended September 2010

Investment Income:
Interest	$1,657,089
Other income	337

Total investment income	1,657,426

Expenses:
Management fees	3,304,179
Transfer agent and administrative fees	1,321,686
Distribution and Service Fees:
Advisor Class	714,948
A-Class	44,748
C-Class	386,201
Portfolio accounting fees	367,464
Trustees’ fees*	46,902
Registration	399,558
Miscellaneous	723,086

Total expenses	7,308,772

Less:
Expenses waived by Service Company	(1,239,595)
Expenses waived by Distributor	(1,145,916)
Expenses waived by Advisor	(3,302,011)

Total waived expenses	(5,687,522)

Net expenses	1,621,250

Net investment income	36,176

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	19,669

Net realized gain	19,669

Net unrealized appreciation (depreciation)
during the period	—

Net realized and unrealized gain	19,669

Net increase in net assets resulting from operations	$55,845

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	229

3

  U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$36,176	$83,445
Net realized gain during the period on investments	19,669	35,221
Net unrealized appreciation during the period on investments	—	—

Net increase in net assets resulting from operations	55,845	118,666

Distributions to shareholders from:
Net investment income
Investor Class	(23,856)	(53,992)
Investor2 Class	(1,392)	(2,310)
Advisor Class	(7,832)	(18,327)
A-Class	(980)	(2,196)
C-Class	(2,116)	(5,899)

Total distributions to shareholders	(36,176)	(82,724)

Capital share transactions:
Proceeds from sale of shares
Investor Class	4,935,256,098	12,766,483,416
Investor2 Class	30,982,079	39,417,792
Advisor Class	3,125,328,207	12,882,811,665
A-Class	75,434,959	99,314,014
C-Class	189,828,074	1,043,565,916
Distributions Reinvested
Investor Class	23,814	53,863
Investor2 Class	973	1,613
Advisor Class	7,823	18,334
A-Class	937	2,109
C-Class	2,034	5,744
Value of proceeds from merger
Investor2 Class	—	62,269,356
Cost of shares redeemed
Investor Class	(5,085,789,478)	(13,008,084,870)
Investor2 Class	(26,334,050)	(50,501,476)
Advisor Class	(2,949,207,334)	(13,100,463,671)
A-Class	(54,885,670)	(117,729,668)
C-Class	(201,089,949)	(1,102,305,047)

Net increase (decrease) from capital share transactions	39,558,517	(485,140,910)

Net increase (decrease) in net assets	39,578,186	(485,104,968)
Net Assets:
Beginning of period	1,155,063,167	1,640,168,135

End of period	$1,194,641,353	$1,155,063,167

Undistributed net investment income at end of period	$681	$681

230	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Capital share activity:
Shares sold
Investor Class	4,935,256,098	12,766,483,413
Investor2 Class	30,982,079	101,687,148
Advisor Class	3,125,328,207	12,882,811,665
A-Class	75,434,959	99,314,014
C-Class	189,828,074	1,043,565,916
Shares reinvested
Investor Class	23,814	53,863
Investor2 Class	973	1,613
Advisor Class	7,823	18,334
A-Class	938	2,109
C-Class	2,034	5,743
Shares redeemed
Investor Class	(5,085,789,479)	(13,008,084,868)
Investor2 Class	(26,334,050)	(50,501,476)
Advisor Class	(2,949,207,333)	(13,100,463,671)
A-Class	(54,885,670)	(117,729,668)
C-Class	(201,089,949)	(1,102,305,046)

Total capital share activity	39,558,518	(485,140,911)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	231

2

  U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	—	[c]	—	[c]	.01	.04	.04	.03
Net gain on securities (realized and unrealized)	—		—		—	—	—	—

Total from investment operations	—	[c]	—	[c]	.01	.04	.04	.03

Less distributions:
Distributions from net investment income	(—)[c]		(—)[c]		(.01)	(.04)	(.04)	(.03)

Total distributions	(—)[c]		(—)[c]		(.01)	(.04)	(.04)	(.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%		0.01%		1.06%	3.76%	4.26%	2.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$722,268		$872,765		$1,114,286	$978,584	$982,347	$975,088

Ratios to average net assets:
Net investment income	0.01%		0.01%		1.02%	3.71%	4.20%	2.74%
Total expenses	0.93%		0.93%		0.95%	0.93%	0.92%	0.88%
Net expenses[e]	0.25%		0.37%		0.90%	0.93%	0.92%	0.88%

Portfolio turnover rate	—		—		—	—	—	—

	Period Ended
	September 30,		Period Ended
Investor2 Class	2010	[a]	March 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$1.00		$—

Income (loss) from investment operations:
Net investment income[b]	—	[c]	—	[c]
Net gain on securities (realized and unrealized)	—		—

Total from investment operations	—	[c]	—	[c]

Less distributions:
Distributions from net investment income	(—)[c]		(—)[c]

Total distributions	(—)[c]		(—)[c]

Net asset value, end of period	$1.00		$1.00

Total Return[d]	0.00%		0.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,840		$51,190

Ratios to average net assets:
Net investment income	0.01%		0.01%	[g]
Total expenses	0.93%		0.94%	[g]
Net expenses[e]	0.25%		0.29%	[g]

Portfolio turnover rate	—		—
232	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010		2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	—	[c]	—	[c]	.01	.03	.04	.02
Net gain on securities (realized and unrealized)	—		—		—	—	—	—

Total from investment operations	—	[c]	—	[c]	.01	.03	.04	.02

Less distributions:
Distributions from net investment income	(—)[c]		(—)[c]		(.01)	(.03)	(.04)	(.02)

Total distributions	(—)[c]		(—)[c]		(.01)	(.03)	(.04)	(.02)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%		0.01%		0.65%	3.24%	3.75%	2.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$300,003		$123,870		$341,425	$159,111	$204,068	$151,828

Ratios to average net assets:
Net investment income	0.01%		0.03%		0.55%	3.25%	3.70%	2.21%
Total expenses	1.43%		1.43%		1.45%	1.43%	1.42%	1.39%
Net expenses[e]	0.24%		0.37%		1.26%	1.43%	1.42%	1.39%

Portfolio turnover rate	—		—		—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[b]	—	[c]	(—)[c]	.01	.03	.04	.03
Net gain on securities (realized and unrealized)	—		—	—	—	—	—

Total from investment operations	—	[c]	(—)[c]	.01	.03	.04	.03

Less distributions:
Distributions from net investment income	(—)[c]		(—)[c]	(.01)	(.03)	(.04)	(.03)

Total distributions	(—)[c]		(—)[c]	(.01)	(.03)	(.04)	(.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%		0.01%	0.85%	3.51%	4.01%	2.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,191		$30,640	$49,072	$21,174	$18,779	$14,324

Ratios to average net assets:
Net investment income (loss)	0.01%		(0.04% )	0.74%	3.45%	3.97%	2.66%
Total expenses	1.18%		1.18%	1.20%	1.18%	1.17%	1.15%
Net expenses[e]	0.24%		0.38%	1.09%	1.18%	1.17%	1.15%

Portfolio turnover rate	—		—	—	—	—	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	233

4

  U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009		2008	2007	2006
Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[b]	—	[c]	(—)[c]	—	[c]	.03	.03	.02
Net gain on securities (realized and unrealized)	—		—	—		—	—	—

Total from investment operations	—	[c]	(—)[c]	—	[c]	.03	.03	.02

Less distributions:
Distributions from net investment income	(—)[c]		(—)[c]	(—)[c]		(.03)	(.03)	(.02)

Total distributions	(—)[c]		(—)[c]	(—)[c]		(.03)	(.03)	(.02)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[d]	0.00%		0.01%	0.26%		2.74%	3.24%	1.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,339		$76,598	$135,384		$121,436	$120,415	$131,045

Ratios to average net assets:
Net investment income (loss)	0.01%		(0.05% )	0.24%		2.69%	3.20%	1.72%
Total expenses	1.93%		1.93%	1.95%		1.93%	1.92%	1.89%
Net expenses[e]	0.25%		0.39%	1.70%		1.93%	1.92%	1.89%

Portfolio turnover rate	—		—	—		—	—	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.

[f]	Since commencement of operations July 10, 2009 - U.S. Government Money Market Fund Investor2 Class

[g]	Annualized
234	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

5

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares and Institutional Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2010, the Trust consisted of fifty-nine separate Funds. This report covers the Target Beta and the Money Market Funds (the “Funds”), while the other Funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the
September 30, 2010, afternoon NAV. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short term debt securities with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	235

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income, in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock, bond and currency index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At September 30, 2010, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the
Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table on page 216 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2010.
4.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including swap agreements, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Funds’
Fund	net assets on a daily basis
Nova Fund	85%
S&P 500 Fund	30%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	15%
Inverse NASDAQ-100® Strategy Fund	100%
Mid-Cap 1.5x Strategy Fund	90%
Inverse Mid-Cap Strategy Fund	100%
Russell 2000® 1.5x Strategy Fund	108%
Russell 2000® Fund	55%
Inverse Russell 2000® Strategy Fund	100%
Europe 1.25x Strategy Fund	40%
Japan 2x Strategy Fund	200%
Strengthening Dollar 2x Strategy Fund	200%
Weakening Dollar 2x Strategy Fund	200%
Government Long Bond 1.2x Strategy Fund	25%
Inverse Government Long Bond Strategy Fund	15%
High Yield Strategy Fund	100%
Inverse High Yield Strategy Fund	100%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2010:
Location on the Statements of Assets and Liabilities

Derivative
Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin	Variation Margin
	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Currency contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
	Variation Margin	Variation Margin
Interest Rate contracts	Variation Margin	Variation Margin
Credit contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of September 30, 2010:

	Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2010
Nova Fund	$67,888	$—	$—	$—	$—	$—	$67,888
S&P 500 Fund	68,034	—	—	—	—	—	68,034
Inverse S&P 500 Strategy Fund	81,111	440,630	—	—	—	—	521,741
NASDAQ-100® Fund	2,589,189	—	—	—	—	—	2,589,189
Inverse NASDAQ-100® Strategy Fund	889	112,532	—	—	—	—	113,421
Mid-Cap 1.5x Strategy Fund	412,302	67,317	—	—	—	—	479,619
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	28,505	185,001	—	—	—	—	213,506
Russell 2000® Fund	43,926	39,562	—	—	—	—	83,488
Inverse Russell 2000® Strategy Fund	—	54,240	—	—	—	—	54,240
Europe 1.25x Strategy Fund	—	—	392,073	—	—	—	392,073
Japan 2x Strategy Fund	104,448	—	92,169	—	—	—	196,617
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	2,524,290	800,754	—	—	3,325,044
Government Long Bond 1.2x Strategy Fund	—	—	—	—	596,491	—	596,491
Inverse Government Long Bond Strategy Fund	—	—	—	—	1,497,734	—	1,497,734
High Yield Strategy Fund	—	—	—	—	1,527,269	5,522,397	7,049,666
Inverse High Yield Strategy Fund	—	—	—	—	—	46,002	46,002

	Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2010
Nova Fund	$—	$92,328	$—	$—	$—	$—	$92,328
S&P 500 Fund	—	34,683	—	—	—	—	34,683
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—	—
NASDAQ-100® Fund	—	216,608	—	—	—	—	216,608
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	9,556	—	—	—	—	9,556
Russell 2000® 1.5x Strategy Fund	—	13,161	—	—	—	—	13,161
Russell 2000® Fund	—	3,739	—	—	—	—	3,739
Inverse Russell 2000® Strategy Fund	983	93,279	—	—	—	—	94,262
Europe 1.25x Strategy Fund	204,908	—	—	—	—	—	204,908
Japan 2x Strategy Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	1,788,415	471,039	—	—	2,259,454
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—	—
High Yield Strategy Fund	—	—	—	—	—	—	—
Inverse High Yield Strategy Fund	—	—	—	—	86,853	218,932	305,785

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
240	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2010:

Derivative Investment	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and equity index swaps
Currency contracts	Net realized gain (loss) on futures contracts and currency index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and currency index swaps
Interest Rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Credit contracts	Net realized gain (loss) on credit default swaps
Change in net unrealized appreciation (depreciation) on credit default swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(772,170)	$(1,657,535)	$—	$—	$—	$—	$(2,429,705)
S&P 500 Fund	(867,091)	(4,167,636)	—	—	—	—	(5,034,727)
Inverse S&P 500 Strategy Fund	(23,138,051)	(2,080,570)	—	—	—	—	(25,218,621)
NASDAQ-100® Fund	(2,485,833)	(3,091,703)	—	—	—	—	(5,577,536)
Inverse NASDAQ-100® Strategy Fund	(428,380)	(3,129,836)	—	—	—	—	(3,558,216)
Mid-Cap 1.5x Strategy Fund	(3,110,284)	95,638	—	—	—	—	(3,014,646)
Inverse Mid-Cap Strategy Fund	(359,128)	(274,273)	—	—	—	—	(633,401)
Russell 2000® 1.5x Strategy Fund	(1,660,767)	(235,149)	—	—	—	—	(1,895,916)
Russell 2000® Fund	(1,114,686)	326,397	—	—	—	—	(788,289)
Inverse Russell 2000® Strategy Fund	(1,172,400)	(2,958,206)	—	—	—	—	(4,130,606)
Europe 1.25x Strategy Fund	(2,278,241)	—	(674,747)	—	—	—	(2,952,988)
Japan 2x Strategy Fund	(1,400,997)		334,597	—	—	—	(1,066,400)
Strengthening Dollar 2x Strategy Fund	—	—	729,067	(383,803)	—	—	345,264
Weakening Dollar 2x Strategy Fund	—	—	(1,949,695)	(506,778)	—	—	(2,456,473)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	5,291,344	—	5,291,344
Inverse Government Long Bond Strategy Fund	—	—	—	—	(20,529,995)	—	(20,529,995)
High Yield Strategy Fund	—	—	—	—	5,476,387	(3,109,688)	2,366,699
Inverse High Yield Strategy Fund	—	—	—	—	(824,918)	(1,692,730)	(2,517,648)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(11,577)	$(1,219,266)	$—	$—	$—	$—	$(1,230,843)
S&P 500 Fund	67,293	(2,210,387)	—	—	—	—	(2,143,094)
Inverse S&P 500 Strategy Fund	(2,395)	7,005,563	—	—	—	—	7,003,168
NASDAQ-100® Fund	2,564,430	(295,444)	—	—	—	—	2,268,986
Inverse NASDAQ-100® Strategy Fund	1,026	1,501,402	—	—	—	—	1,502,428
Mid-Cap 1.5x Strategy Fund	320,141	(1,090,350)	—	—	—	—	(770,209)
Inverse Mid-Cap Strategy Fund	(496)	161,030	—	—	—	—	160,534
Russell 2000® 1.5x Strategy Fund	31,340	(957,832)	—	—	—	—	(926,492)
Russell 2000® Fund	68,013	(274,387)	—	—	—	—	(206,374)
Inverse Russell 2000® Strategy Fund	(16,731)	241,585	—	—	—	—	224,854
Europe 1.25x Strategy Fund	(359,574)	—	366,909	—	—	—	7,335
Japan 2x Strategy Fund	(590,263)	—	623,388	—	—	—	33,125
Strengthening Dollar 2x Strategy Fund	—	—	(2,521,875)	(549,036)	—	—	(3,070,911)
Weakening Dollar 2x Strategy Fund	—	—	3,004,428	832,611	—	—	3,837,039
Government Long Bond 1.2x Strategy Fund	—	—	—	—	306,014	—	306,014
Inverse Government Long Bond Strategy Fund	—	—	—	—	2,816,710	—	2,816,710
High Yield Strategy Fund	—	—	—	—	1,537,916	5,522,397	7,060,313
Inverse High Yield Strategy Fund	—	—	—	—	(113,685)	(172,930)	(286,615)
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5.    Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, S&P 500 Fund, NASDAQ-100® Fund, Russell 2000® Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Japan 2x Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
Rydex Investments and its affiliates have voluntarily agreed to waive their fees, including but not limited to 12b-1 and shareholder services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. Rydex Investments or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When 12b-1 and shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
During the period ended September 30, 2010, the Distributor retained sales charges of $321,536 relating to sales of
A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
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3

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 — 2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$54,729,101	$7,981,398	$(250,120)	$7,731,278
S&P 500 Fund	84,389,130	1,005,600	(66,659)	938,941
Inverse S&P 500 Strategy Fund	290,853,865	37,711	—	37,711
NASDAQ-100® Fund	349,735,561	264,301,665	(5,546,024)	258,755,641
Inverse NASDAQ-100® Strategy Fund	20,503,530	—	—	—
Mid-Cap 1.5x Strategy Fund	21,275,649	1,646,515	(117,970)	1,528,545
Inverse Mid-Cap Strategy Fund	2,852,021	—	—	—
Russell 2000® 1.5x Strategy Fund	19,192,407	899,637	(120,095)	779,542
Russell 2000® Fund	19,573,834	—	(664,546)	(664,546)
Inverse Russell 2000® Strategy Fund	31,731,516	—	—	—
S&P 500 Pure Growth Fund	64,411,971	4,432,315	(392,153)	4,040,162
S&P 500 Pure Value Fund	16,289,045	1,661,111	(2,826)	1,658,285
S&P MidCap 400 Pure Growth Fund	48,611,205	6,047,756	(274,531)	5,773,225
S&P MidCap 400 Pure Value Fund	46,719,867	5,882,720	(256,768)	5,625,952
S&P SmallCap 600 Pure Growth Fund	10,282,021	1,870,315	(36,696)	1,833,619
S&P SmallCap 600 Pure Value Fund	18,858,609	703,409	(564,463)	138,946
Europe 1.25x Strategy Fund	22,135,589	—	(286,356)	(286,356)
Japan 2x Strategy Fund	2,035,403	—	—	—
Strengthening Dollar 2x Strategy Fund	29,781,205	—	—	—
Weakening Dollar 2x Strategy Fund	46,455,157	—	—	—
Real Estate Fund	52,473,842	5,199,412	(83,239)	5,116,173
Government Long Bond 1.2x Strategy Fund	150,117,858	212,211	—	212,211
Inverse Government Long Bond Strategy Fund	993,194,858	111,634	(6,365)	105,269
High Yield Strategy Fund	225,043,146	—	—	—
Inverse High Yield Strategy Fund	15,287,977	—	—	—
U.S. Government Money Market Fund	1,249,047,177	—	—	—
7.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	243

4

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Mizuho Financial Group, Inc.	0.20% due 10/01/10	$771,379,883	$771,379,883	$771,384,168
HSBC Group	0.20% due 10/01/10	726,000,000	726,000,000	726,004,033
Morgan Stanley	0.19% due 10/01/10	300,000,000	300,000,000	300,001,583
Credit Suisse Group	0.18% due 10/01/10	218,789,532	218,789,532	218,790,626
Deutsche Bank	0.20% due 10/01/10	75,000,000	75,000,000	75,000,417

			$2,091,169,415	$2,091,180,827

At September 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

		Range
Security Type	Maturity Dates	of Rates	Par Value	Market Value
U.S. Treasury Bills	11/26/10 - 09/22/11	0.00%	$1,011,680,300	$1,009,973,066
U.S. Treasury Bonds	11/15/24 - 11/15/39	4.38% - 7.50%	643,266,700	740,520,142
U.S. Tip Note	04/15/14	1.25%	280,933,500	306,000,050
U.S. Treasury Note	10/31/16	3.13%	67,765,000	76,500,110

				$2,132,993,368

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
244	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

5

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
Nova Fund	$43,016,088	$67,888	$19,444,291	$—	$62,528,267
S&P 500 Fund	59,532,552	68,034	25,795,519	—	85,396,105
Inverse S&P 500 Strategy Fund	—	81,111	290,891,576	440,630	291,413,317
NASDAQ-100® Fund	520,076,276	2,589,189	88,414,926	—	611,080,391
Inverse NASDAQ-100® Strategy Fund	—	889	20,503,530	112,532	20,616,951
Mid-Cap 1.5x Strategy Fund	14,423,423	412,302	8,380,771	67,317	23,283,813
Inverse Mid-Cap Strategy Fund	—	—	2,852,021	—	2,852,021
Russell 2000® 1.5x Strategy Fund	8,685,355	28,505	11,286,594	185,001	20,185,455
Russell 2000® Fund	5,341,509	43,926	13,567,779	39,562	18,992,776
Inverse Russell 2000® Strategy Fund	—	—	31,731,516	54,240	31,785,756
S&P 500 Pure Growth Fund	67,825,465	—	626,668	—	68,452,133
S&P 500 Pure Value Fund	17,827,664	—	119,666	—	17,947,330
S&P MidCap 400 Pure Growth Fund	53,619,491	—	764,939	—	54,384,430
S&P MidCap 400 Pure Value Fund	51,975,159	—	370,660	—	52,345,819
S&P SmallCap 600 Pure Growth Fund	11,970,506	—	145,134	—	12,115,640
S&P SmallCap 600 Pure Value Fund	18,833,113	—	164,442	—	18,997,555
Europe 1.25x Strategy Fund	15,783,054	187,165	6,066,179	—	22,036,398
Japan 2x Strategy Fund	—	196,617	2,035,403	—	2,232,020
Strengthening Dollar 2x Strategy Fund	—	—	29,781,205	—	29,781,205
Weakening Dollar 2x Strategy Fund	—	2,524,290	46,455,157	800,754	49,780,201
Real Estate Fund	57,590,015	—	—	—	57,590,015
Government Long Bond 1.2x Strategy Fund	147,106,760	596,491	3,223,309	—	150,926,560
Inverse Government Long Bond Strategy Fund	—	1,497,734	993,300,127	—	994,797,861
High Yield Strategy Fund	—	1,527,269	225,043,146	5,522,397	232,092,812
Inverse High Yield Strategy Fund	—	—	15,287,977	46,002	15,333,979
U.S. Government Money Market Fund	—	—	1,249,047,177	—	1,249,047,177

Liabilities
Nova Fund	—	—	—	92,328	92,328
S&P 500 Fund	—	—	—	34,683	34,683
Inverse S&P 500 Strategy Fund	—	—	—	—	—
NASDAQ-100® Fund	—	—	—	216,608	216,608
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—	9,556	9,556
Russell 2000® 1.5x Strategy Fund	—	—	—	13,161	13,161
Russell 2000® Fund	—	—	—	3,739	3,739
Inverse Russell 2000® Strategy Fund	—	983	—	93,279	94,262
S&P 500 Pure Growth Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	1,788,415	—	471,039	2,259,454
Weakening Dollar 2x Strategy Fund	—	—	—	—	—
Real Estate Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	429,174,752	—	—	—	429,174,752
High Yield Strategy Fund	—	—	—	—	—
Inverse High Yield Strategy Fund	—	86,853	—	218,932	305,785
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	245

6

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.
9.    Securities Transactions
For the period ended September 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

			Inverse		Inverse		Inverse
	Nova	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®	Mid-Cap 1.5x	Mid-Cap
	Fund	Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Purchases	$19,160,380	$141,615,089	$—	$96,091,370	$—	$12,048,783	$—
Sales	42,339,366	171,134,012	—	164,207,823	—	21,350,534	—

			Inverse
	Russell		Russell 2000®	S&P 500	S&P 500	S&P MidCap	S&P MidCap
	2000® 1.5x	Russell 2000®	Strategy	Pure Growth	Pure Value	400 Pure	400 Pure
	Strategy Fund	Fund	Fund	Fund	Fund	Growth Fund	Value Fund
Purchases	$13,279,574	$18,862,314	$—	$171,288,378	$143,160,796	$154,927,470	$137,121,027
Sales	13,879,004	20,620,255	—	130,553,148	282,558,702	171,000,273	276,365,515

	S&P SmallCap	S&P SmallCap			Strengthening	Weakening	Real
	600 Pure	600 Pure	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x	Estate
	Growth Fund	Value Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Purchases	$121,386,976	$318,043,070	$46,336,868	$—	$—	$—	$112,656,777
Sales	118,955,240	468,775,538	35,692,999	—	—	—	96,194,291

	Government	Inverse			U.S.
	Long Bond	Government		Inverse	Government
	1.2x Strategy	Long Bond	High Yield	High Yield	Money Market
	Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Purchases	$1,041,283,862	$1,802,945,080	$—	$—	$—
Sales	1,222,643,999	2,037,032,897	—	—	—
10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. On September 30, 2010, the Real Estate Fund borrowed $499,000 under this agreement. As of and for the period ended September 30, 2010, the Funds did not have any other borrowings under this agreement.
11.    Pending Litigation
In March, 2010, an action was filed against PADCO Advisors, Inc. (hereinafter, the “Manager”), Rydex Distributors, Inc. (hereinafter, the “Distributor”), and Rydex Series Funds (hereinafter, the “Trust”) and certain trustees and officers of the Trust in federal district court in San Francisco, California. The action seeks class action status on behalf of purchasers of shares in a series of the Trust, the Rydex Inverse Government Long Bond Strategy Fund (the “Fund”) during a particular time period. The action asserts claims under provisions of the federal securities laws, alleging that certain registration statements of the Trust contained negligent misrepresentations and omissions with respect to certain risks associated with investment in the Fund, the suitability of the Fund and differences between performance of the Fund’s shares over time and that of its reference benchmark. The action also asserts a claim seeking to hold the Manager and the individual trustee defendants liable as control persons of the Trust. The action seeks unspecified damages and interest thereon as well as an award to the plaintiffs and putative class of attorney’s fees and litigation expenses. The Manager, the Trust and the other defendants believe the claims asserted to be without merit and intend to actively defend against them.
246	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

7

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

12.    Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
13.    Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
14.    New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 8.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	247

8

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained

Nova Fund	1,810,088	127,147	176,647
S&P 500 Fund	2,495,983	144,647	202,257
Inverse S&P 500 Strategy Fund	3,668,542	119,597	189,556
NASDAQ-100® Fund	23,306,629	1,052,468	1,440,516
Inverse NASDAQ-100® Strategy Fund	956,056	53,324	111,179
Mid-Cap 1.5x Strategy Fund	517,565	16,927	38,650
Inverse Mid-Cap Strategy Fund	75,549	3,964	2,996
Russell 2000® 1.5x Strategy Fund	551,109	32,453	48,531
Russell 2000® Fund	359,077	11,040	28,294
Inverse Russell 2000® Strategy Fund	365,386	21,148	47,623
S&P 500 Pure Growth Fund	475,707	6,669	102,186
S&P 500 Pure Value Fund	1,023,464	2,052	7,561
S&P MidCap 400 Pure Growth Fund	701,670	9,742	29,635
S&P MidCap 400 Pure Value Fund	4,157,070	43,266	76,143
S&P SmallCap 600 Pure Growth Fund	567,124	24,666	35,141
S&P SmallCap 600 Pure Value Fund	6,043,628	79,573	96,873
Europe 1.25x Strategy Fund	364,548	3,994	38,975
Japan 2x Strategy Fund	237,643	4,614	14,385
Strengthening Dollar 2x Strategy Fund	3,235,344	156,410	255,265
Weakening Dollar 2x Strategy Fund	1,237,618	52,031	257,960
Real Estate Fund	603,680	26,235	63,781
Government Long Bond 1.2x Strategy Fund	4,783,300	177,769	431,692
Inverse Government Long Bond Strategy Fund	18,144,709	938,482	2,255,175
High Yield Strategy Fund	704,161	25,598	74,786
Inverse High Yield Strategy Fund	429,671	16,815	43,981
U.S. Government Money Market Fund	739,824,428	32,303,169	37,666,769
248	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained

Nova Fund	1,783,863	169,069	160,949
S&P 500 Fund	2,457,104	166,527	219,259
Inverse S&P 500 Strategy Fund	3,588,551	199,966	189,177
NASDAQ-100® Fund	22,618,650	1,706,701	1,474,262
Inverse NASDAQ-100® Strategy Fund	910,058	89,707	120,796
Mid-Cap 1.5x Strategy Fund	507,912	25,468	39,759
Inverse Mid-Cap Strategy Fund	69,061	8,226	5,222
Russell 2000® 1.5x Strategy Fund	545,997	36,748	49,349
Russell 2000® Fund	352,190	19,445	26,774
Inverse Russell 2000® Strategy Fund	358,250	28,242	47,667
S&P 500 Pure Growth Fund	467,917	14,526	102,117
S&P 500 Pure Value Fund	1,020,491	5,266	7,321
S&P MidCap 400 Pure Growth Fund	695,593	15,842	29,611
S&P MidCap 400 Pure Value Fund	4,142,497	55,349	78,633
S&P SmallCap 600 Pure Growth Fund	564,067	28,245	34,619
S&P SmallCap 600 Pure Value Fund	6,008,752	102,630	108,688
Europe 1.25x Strategy Fund	338,387	28,569	40,557
Japan 2x Strategy Fund	233,898	7,532	15,211
Strengthening Dollar 2x Strategy Fund	3,093,846	291,188	261,985
Weakening Dollar 2x Strategy Fund	1,160,242	122,015	265,354
Real Estate Fund	580,952	45,664	67,079
Government Long Bond 1.2x Strategy Fund	4,508,573	431,683	452,501
Inverse Government Long Bond Strategy Fund	17,585,082	1,459,928	2,293,352
High Yield Strategy Fund	698,699	32,603	73,243
Inverse High Yield Strategy Fund	420,660	26,349	43,456
U.S. Government Money Market Fund	710,063,888	55,098,706	44,631,764
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	249

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

250	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	251

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
252	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2010
RYDEX SERIES FUNDS SEMI - ANNUAL REPORT
SECTOR FUNDS
BANKING FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND
ELECTRONICS FUND
ENERGY FUND
ENERGY SERVICES FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND
INTERNET FUND
LEISURE FUND
PRECIOUS METALS FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

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RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

BANKING FUND	9

BASIC MATERIALS FUND	15

BIOTECHNOLOGY FUND	22

CONSUMER PRODUCTS FUND	28

ELECTRONICS FUND	34

ENERGY FUND	40

ENERGY SERVICES FUND	47

FINANCIAL SERVICES FUND	53

HEALTH CARE FUND	60

INTERNET FUND	67

LEISURE FUND	73

PRECIOUS METALS FUND	80

RETAILING FUND	87

TECHNOLOGY FUND	93

TELECOMMUNICATIONS FUND	100

TRANSPORTATION FUND	106

UTILITIES FUND	112

NOTES TO FINANCIAL STATEMENTS	118

OTHER INFORMATION	123

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	125
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
Uncertainty over the strength of the U.S. economic recovery and what steps the Federal Reserve might take, if any, to deal with the situation highlighted the six months ending September 30. Stocks bounced back in the July-September period from losses in the second quarter, based partly on relief that the U.S. may be dealing with a prolonged period of slow growth rather than a sharp economic contraction.
The U.S. economy has been out of recession since July 2009, according to a September report from the National Bureau of Economic Research, although employment, income expectations and existing home sales have yet to rebound. Stocks are now roughly where they were six months ago.
U.S. GDP in the second quarter was 1.7%, widely viewed to be insufficient to move the unemployment rate below its current 9.6% before the end of 2010, and significantly lower than the 3.7% GDP in the first quarter. Economists said consumers are not spending at a rate to cause companies to ramp up production, and thus hiring, with confidence. By late September, many investors were widely anticipating that the Federal Reserve, in response to tepid growth, was prepared to start another round of quantitative easing—bond purchases designed to push down long-term interest rates and kick-start private borrowing.
That prospect was welcomed by investors, who sent equities higher in September, the S&P 500® Index* having its best September performance since 1939. For the third quarter, U.S. equity indices were up between 10-15% compared with drops of from 1-3% for the past six months. The technology sector was the main contributor to quarterly performance in the S&P 500 and the Russell 2000® Index, as growth style stocks outperformed value in the third quarter by three percentage points. Emerging markets continued to outperform, with investors continuing to pour money into emerging markets equities funds—$50 billion so far in 2010. Emerging markets are being viewed as less risky than in the recent past, particularly since nations in that sector are not confronting the fiscal debt issues facing many countries in the developed world, and are enjoying healthy economic growth.
Corporations continued to borrow aggressively, based on investor demand for bonds and low interest rates, driving hefty investment-grade bond sales as well as sales of high-yield bonds (where issuance through the third quarter has already surpassed the previous annual record). Various bond indices were up both for the third quarter and six months, led by indices for U.S. Government bond prices and corporate high yield bonds. The expectation of quantitative easing also lifted Treasury prices, despite concerns of a building price bubble in bonds. The Bank of America U.S. Government Index was up almost 3% for the third quarter, while the yield on the benchmark 10-year note closed out September at about 2.5%, down from its 2010 peak of just above 4% in April. U.S. debt also benefited as a safe haven from resurgent worries about the economic health of European nations, including more recently Ireland and Portugal.
Investors have also been flocking to gold, driving the price of an ounce of the metal to a non-inflation-adjusted record of around $1,300. Economists said gold’s appeal was both as a hedge against further financial market instability and to assuage investors worried about the inflationary impact of additional Fed easing and massive levels of government debt. Efforts by central banks around the world to boost their economies by keeping their currencies weaker, thus helping exports, may also be contributing to the rise in the price of gold, which is attractive as an alternative store of value. Continuing economic sluggishness in the U.S. caused the dollar to weaken against the euro and yen throughout the summer, as analysts said the economies behind those currencies are in something of a standoff over which has the worst outlook. The third quarter was good for other commodities, in part a response to strong demand in China, crop failures in Russia and the potential for further monetary easing. Grain prices began to fall late in the quarter, as high U.S. yields were expected to offset concerns about shortages in some crops like wheat. High inventory and slack demand combined to keep the price of a barrel of oil stuck in a narrow range, although it traded toward the high end ($82) of the range by September.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

LETTER TO OUR SHAREHOLDERS (concluded)

In contrast to the second quarter, when worries about European sovereign debt and a possible double-dip recession in the U.S. loomed large, stocks in countries around the world had strong gains in the third quarter. The MSCI EAFE Index* was up 15% for the third quarter and the MSCI EAFE Emerging Markets Index* was up 18%. The latter index was among the best-performing indices for the past six months, up 6%. Markets in Southeast Asia, including Indonesia and Philippines, were at all-time highs, while India and South Korea also flirted with record highs. The domestic stock market of China, which this year is expected to overtake Japan as the world’s second-largest economy, pared its loss for the year, gaining 11% in the third quarter, as investors think the government may be reducing its efforts to rein in the economy. The STOXX 50®* Index also offset year-to-date losses with a 7% rise in the third quarter, despite a weak outlook issued by the European Central Bank. The Nikkei -225 Stock Average Index*, off 11% for the year, rose 6% in September, helped in part by foreign exchange market intervention designed to hold down the value of the yen.
Rydex|SGI has a full lineup of fundamental alpha, target beta and alternative investment products designed to provide investors with the tools needed to participate in all types of markets and market environments. Contact us if you wish to learn more, and thanks for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
* Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Nikkei-225 Stock Average Index – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists in 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The STOXX 50 Index – Europe’s leading Blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The STOXX 50 Index is licensed to financial institutions to serve as underlying for a wide range of investment products such as Exchange Traded Funds (ETF), Futures and Options, and structured products worldwide.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

2

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2010 and ending September 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), and Rydex | SGI prototype money purchase plan and profit sharing accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		March 31, 2010	September 30, 2010	Period[2]

Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.38%	(11.08%	)	$1,000.00	$ 889.22	$ 6.54
Advisor Class	1.88%	(11.35%	)	1,000.00	886.51	8.89
A-Class	1.64%	(11.18%	)	1,000.00	888.21	7.76
C-Class	2.38%	(11.51%	)	1,000.00	884.86	11.25
Basic Materials Fund
Investor Class	1.37%	4.10%		1,000.00	1,040.98	7.01
Advisor Class	1.88%	3.86%		1,000.00	1,038.63	9.61
A-Class	1.63%	3.96%		1,000.00	1,039.65	8.33
C-Class	2.38%	3.57%		1,000.00	1,035.65	12.15
Biotechnology Fund
Investor Class	1.38%	(5.12%	)	1,000.00	948.79	6.74
Advisor Class	1.88%	(5.38%	)	1,000.00	946.22	9.17
A-Class	1.63%	(5.27%	)	1,000.00	947.27	7.96
C-Class	2.38%	(5.57%	)	1,000.00	944.33	11.60
Consumer Products Fund
Investor Class	1.37%	2.43%		1,000.00	1,024.32	6.95
Advisor Class	1.87%	2.24%		1,000.00	1,022.37	9.48
A-Class	1.62%	2.37%		1,000.00	1,023.72	8.22
C-Class	2.37%	2.00%		1,000.00	1,019.97	12.00
Electronics Fund
Investor Class	1.38%	(7.78%	)	1,000.00	922.22	6.65
Advisor Class	1.88%	(7.94%	)	1,000.00	920.62	9.05
A-Class	1.64%	(7.90%	)	1,000.00	921.01	7.90
C-Class	2.38%	(8.10%	)	1,000.00	919.00	11.45
Energy Fund
Investor Class	1.38%	(2.58%	)	1,000.00	974.17	6.83
Advisor Class	1.88%	(2.84%	)	1,000.00	971.60	9.29
A-Class	1.63%	(2.70%	)	1,000.00	973.01	8.06
C-Class	2.38%	(3.06%	)	1,000.00	969.43	11.75
Energy Services Fund
Investor Class	1.38%	(0.61%	)	1,000.00	993.93	6.90
Advisor Class	1.88%	(0.81%	)	1,000.00	991.85	9.39
A-Class	1.63%	(0.71%	)	1,000.00	992.95	8.14
C-Class	2.38%	(1.07%	)	1,000.00	989.29	11.87
Financial Services Fund
Investor Class	1.38%	(4.67%	)	1,000.00	953.35	6.76
Advisor Class	1.88%	(4.91%	)	1,000.00	950.90	9.19
A-Class	1.63%	(4.78%	)	1,000.00	952.20	7.98
C-Class	2.38%	(5.15%	)	1,000.00	948.54	11.63
Health Care Fund
Investor Class	1.38%	(4.05%	)	1,000.00	959.49	6.78
Advisor Class	1.88%	(4.24%	)	1,000.00	957.58	9.23
A-Class	1.62%	(4.12%	)	1,000.00	958.80	7.95
C-Class	2.38%	(4.38%	)	1,000.00	956.22	11.67
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		March 31, 2010	September 30, 2010	Period[2]

Internet Fund
Investor Class	1.37%	7.59%		$1,000.00	$1,075.94	$ 7.13
Advisor Class	1.88%	7.28%		1,000.00	1,072.78	9.77
A-Class	1.62%	7.45%		1,000.00	1,074.53	8.42
C-Class	2.38%	7.00%		1,000.00	1,069.95	12.35
Leisure Fund
Investor Class	1.38%	2.07%		1,000.00	1,020.74	6.99
Advisor Class	1.89%	1.78%		1,000.00	1,017.82	9.56
A-Class	1.63%	1.95%		1,000.00	1,019.52	8.25
C-Class	2.38%	1.51%		1,000.00	1,015.09	12.02
Precious Metals Fund
Investor Class	1.28%	21.64%		1,000.00	1,216.43	7.11
Advisor Class	1.78%	21.34%		1,000.00	1,213.41	9.88
A-Class	1.52%	21.47%		1,000.00	1,214.75	8.44
C-Class	2.27%	21.04%		1,000.00	1,210.36	12.58
Retailing Fund
Investor Class	1.39%	(0.31%	)	1,000.00	996.86	6.96
Advisor Class	1.88%	(0.49%	)	1,000.00	995.06	9.40
A-Class	1.63%	(0.32%	)	1,000.00	996.75	8.16
C-Class	2.38%	(0.60%	)	1,000.00	993.99	11.90
Technology Fund
Investor Class	1.38%	(0.25%	)	1,000.00	997.51	6.91
Advisor Class	1.88%	(0.44%	)	1,000.00	995.61	9.41
A-Class	1.63%	(0.44%	)	1,000.00	995.65	8.15
C-Class	2.38%	(0.63%	)	1,000.00	993.66	11.89
Telecommunications Fund
Investor Class	1.38%	4.59%		1,000.00	1,045.88	7.08
Advisor Class	1.87%	4.48%		1,000.00	1,044.82	9.59
A-Class	1.64%	4.44%		1,000.00	1,044.38	8.40
C-Class	2.38%	4.32%		1,000.00	1,043.20	12.19
Transportation Fund
Investor Class	1.38%	2.19%		1,000.00	1,021.86	6.99
Advisor Class	1.88%	2.00%		1,000.00	1,019.96	9.52
A-Class	1.64%	2.15%		1,000.00	1,021.46	8.31
C-Class	2.38%	1.83%		1,000.00	1,018.29	12.04
Utilities Fund
Investor Class	1.36%	6.57%		1,000.00	1,065.73	7.04
Advisor Class	1.87%	6.32%		1,000.00	1,063.25	9.67
A-Class	1.63%	6.44%		1,000.00	1,064.37	8.44
C-Class	2.38%	5.99%		1,000.00	1,059.88	12.29
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2010	September 30, 2010	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.38%	5.00%	$1,000.00	$1,018.15	$ 6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Basic Materials Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Biotechnology Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Consumer Products Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Electronics Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Energy Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Energy Services Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Financial Services Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Health Care Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2010	September 30, 2010	Period[2]

Internet Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$ 6.93
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Leisure Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.89%	5.00%	1,000.00	1,015.59	9.55
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Precious Metals Fund
Investor Class	1.28%	5.00%	1,000.00	1,018.65	6.48
Advisor Class	1.78%	5.00%	1,000.00	1,016.14	9.00
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
Retailing Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.10	7.03
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Technology Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Telecommunications Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Transportation Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Utilities Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

[3]	Actual cumulative return at net asset value for the period March 31, 2010 to September 30, 2010.
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Bank of New York Mellon Corp.	4.1%
JPMorgan Chase & Co.	4.1%
U.S. Bancorp	3.8%
Wells Fargo & Co.	3.7%
PNC Financial Services Group, Inc.	3.3%
Bank of America Corp.	3.4%
BB&T Corp.	2.8%
SunTrust Banks, Inc.	2.8%
Regions Financial Corp.	2.3%
Fifth Third Bancorp	2.3%

Top Ten Total	32.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  BANKING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.2%

FINANCIALS - 99.2%
Bank of New York Mellon Corp.	15,881	$414,971
JPMorgan Chase & Co.	10,872	413,897
U.S. Bancorp	18,118	391,710
Wells Fargo & Co.	14,960	375,944
PNC Financial Services Group, Inc.	6,678	346,654
Bank of America Corp.	26,417	346,327
BB&T Corp.	12,119	291,825
SunTrust Banks, Inc.	10,883	281,107
Regions Financial Corp.	32,146	233,701
Fifth Third Bancorp	19,296	232,131
M&T Bank Corp.	2,746	224,650
New York Community Bancorp, Inc.	12,839	208,633
KeyCorp	25,708	204,636
Itau Unibanco Holding S.A. ADR	8,317	201,105
Comerica, Inc.	5,344	198,530
Hudson City Bancorp, Inc.	15,774	193,390
Banco Bradesco S.A. ADR	9,457	192,734
ICICI Bank Ltd. ADR	3,850	191,923
Royal Bank of Canada	3,229	168,328
People’s United Financial, Inc.	12,610	165,065
HDFC Bank Ltd. ADR	890	164,089
Banco Santander Brasil S.A. ADR	11,515	158,562
Toronto-Dominion Bank	2,175	157,166
HSBC Holdings plc ADR	3,083	155,969
Huntington Bancshares, Inc.	27,355	155,103
Banco Santander S.A. ADR	12,006	151,996
Bank of Nova Scotia	2,850	151,905
Marshall & Ilsley Corp.	21,060	148,262
Zions Bancorporation	6,535	139,588
Barclays plc ADR	7,041	132,723
First Horizon National Corp.*	11,146	127,179
City National Corp.	2,381	126,360
East West Bancorp, Inc.	7,407	120,586
Associated Banc-Corp	9,015	118,908
TCF Financial Corp.	7,290	118,025
Cullen	2,187	117,814
First Niagara Financial Group, Inc.	9,856	114,822
FirstMerit Corp.	6,090	111,569
Bank of Hawaii Corp.	2,473	111,087
MGIC Investment Corp.*	12,011	110,862
Bank of Montreal	1,890	109,148

		MARKET
	SHARES	VALUE

Canadian Imperial Bank of Commerce	1,440	$104,314
SVB Financial Group*	2,399	101,526
Fulton Financial Corp.	10,970	99,388
Washington Federal, Inc.	6,363	97,099
Prosperity Bancshares, Inc.	2,812	91,306
Astoria Financial Corp.	6,429	87,627
Iberiabank Corp.	1,740	86,965
Umpqua Holdings Corp.	7,612	86,320
Webster Financial Corp.	4,888	85,833
Cathay General Bancorp	6,755	80,317
Susquehanna Bancshares, Inc.	9,430	79,589
Glacier Bancorp, Inc.	5,330	77,818
Wintrust Financial Corp.	2,310	74,867
Radian Group, Inc.	9,520	74,446
PrivateBancorp, Inc. — Class A	6,133	69,855
Commerce Bancshares, Inc.	1,853	69,654
Signature Bank*	1,739	67,543
First Midwest Bancorp, Inc.	5,750	66,298
Credicorp Ltd.	570	64,923
Whitney Holding Corp.	7,645	62,460
Trustmark Corp.	2,854	62,046
CVB Financial Corp.	7,974	59,885
Wilmington Trust Corp.	6,525	58,595
Valley National Bancorp	4,251	54,838
BancorpSouth, Inc.	3,484	49,403
Westamerica Bancorporation	901	49,095

Total Financials		10,040,994

Total Common Stocks (Cost $6,985,815)		10,040,994

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$51,760	51,760

Total Repurchase Agreement (Cost $51,760)		51,760

Total Investments - 99.7% (Cost $7,037,575)		$10,092,754

Cash & Other Assets, Less Liabilities – 0.3%		27,471

Total Net Assets – 100.0%		$10,120,225

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  BANKING FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$10,040,994
Repurchase agreement, at value	51,760

Total investments	10,092,754
Receivables:
Securities sold	2,614,557
Fund shares sold	596,279
Dividends	13,081

Total assets	13,316,671

Liabilities:
Payable for:
Fund shares redeemed	3,172,666
Management fees	7,582
Custodian fees	296
Transfer agent/maintenance fees	2,230
Distribution and service fees	3,048
Portfolio accounting fees	892

Other	9,732

Total liabilities	3,196,446

Net assets	$10,120,225

Net assets consist of:
Paid in capital	35,935,968
Undistributed net investment income	46,023
Accumulated net realized loss on sale of investments	(28,916,945)
Net unrealized appreciation in value of investments	3,055,179

Net assets	10,120,225

Investor Class:
Net assets	$5,658,114
Capital shares outstanding	125,449
Net asset value per share	$45.10

Advisor Class:
Net assets	$554,341
Capital shares outstanding	13,364
Net asset value per share	$41.48

A-Class:
Net assets	$1,262,229
Capital shares outstanding	29,977
Net asset value per share	$42.11

Maximum offering price per share*	$44.21

C-Class:
Net assets	$2,645,541
Capital shares outstanding	65,692
Net asset value per share	$40.27

Investments, at cost	$6,985,815
Repurchase agreement, at cost	51,760

Total cost	$7,037,575
STATEMENT OF
OPERATIONS (unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $4,486)	$153,521
Interest	98

Total investment income	153,619

Expenses:
Management fees	82,556
Transfer agent and administrative fees	24,281
Distribution and Service Fees:
Advisor Class	2,674
A-Class	4,801
C-Class	19,619
Portfolio accounting fees	9,712
Trustees’ fees**	1,148
Miscellaneous	16,576

Total expenses	161,367

Net investment loss	(7,748)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,109,925)

Net realized loss	(1,109,925)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,595,122)

Net unrealized depreciation	(1,595,122)

Net loss	(2,705,047)

Net decrease in net assets resulting from operations	$(2,712,795)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of section 2(a)(19) of the 1940 act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

  BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(7,748)	$53,770
Net realized gain (loss) during the period on investments	(1,109,925)	7,119,068
Net unrealized appreciation (depreciation) during the period on investments	(1,595,122)	2,483,173

Net increase (decrease) in net assets resulting from operations	(2,712,795)	9,656,011

Distributions to shareholders from:
Net investment income
Investor Class	—	(161,108)
Advisor Class	—	(40,030)
A-Class	—	(51,784)
C-Class	—	(168,412)

Total distributions to shareholders	—	(421,334)

Capital share transactions:
Proceeds from sale of shares
Investor Class	62,510,141	111,135,030
Advisor Class	12,477,599	10,401,691
A-Class	4,650,594	8,328,262
C-Class	28,076,659	86,585,614
Distributions reinvested
Investor Class	—	158,316
Advisor Class	—	40,030
A-Class	—	51,338
C-Class	—	151,140
Cost of shares redeemed
Investor Class	(82,414,323)	(114,422,177)
Advisor Class	(12,514,061)	(12,673,768)
A-Class	(8,936,943)	(3,498,143)
C-Class	(30,635,911)	(85,151,619)

Net increase (decrease) from capital share transactions	(26,786,245)	1,105,714

Net increase (decrease) in net assets	(29,499,040)	10,340,391

Net assets:
Beginning of period	39,619,265	29,278,874

End of period	$10,120,225	$39,619,265

Undistributed net investment income at end of period	$46,023	$53,771

Capital share activity:
Shares sold
Investor Class	1,302,448	2,470,609
Advisor Class	275,377	268,841
A-Class	98,631	185,253
C-Class	667,537	2,198,885
Shares reinvested
Investor Class	—	3,650
Advisor Class	—	1,000
A-Class	—	1,266
C-Class	—	3,875
Shares redeemed
Investor Class	(1,696,215)	(2,684,716)
Advisor Class	(289,613)	(324,898)
A-Class	(203,249)	(79,682)
C-Class	(725,040)	(2,150,261)

Total capital share activity	(570,124)	(106,178)

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  BANKING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$50.73		$32.62	$75.60	$110.30	$108.60	$101.70

Income (loss) from investment operations:
Net investment income[b]	.03		.28	1.30	2.50	2.00	1.60
Net gain (loss) on securities
(realized and unrealized)	(5.66)		20.05	(42.98)	(36.20)	.50	6.90

Total from investment operations	(5.63)		20.33	(41.68)	(33.70)	2.50	8.50

Less distributions:
Distributions from net investment income	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Total distributions	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Net asset value, end of period	$45.10		$50.73	$32.62	$75.60	$110.30	$108.60

Total Return[c]	(11.08%	)	63.48%	(55.66% )	(30.69% )	2.24%	8.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,658		$26,340	$23,804	$7,035	$9,229	$8,713

Ratios to average net assets:
Net investment income	0.13%		0.67%	2.42%	2.59%	1.79%	1.48%
Total expenses	1.38%		1.38%	1.37%	1.37%	1.32%	1.34%

Portfolio turnover rate	424%		986%	1,055%	1,417%	954%	1,834%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$46.79		$30.36	$70.70	$103.90	$103.00	$97.20

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		.06	1.20	2.00	1.10	1.20
Net gain (loss) on securities
(realized and unrealized)	(5.24)		18.59	(40.24)	(34.20)	.60	6.20

Total from investment operations	(5.31)		18.65	(39.04)	(32.20)	1.70	7.40

Less distributions:
Distributions from net investment income	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Total distributions	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Net asset value, end of period	$41.48		$46.79	$30.36	$70.70	$103.90	$103.00

Total Return[c]	(11.35%	)	62.66%	(55.70% )	(31.14% )	1.58%	7.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$554		$1,291	$2,509	$1,449	$1,836	$1,537

Ratios to average net assets:
Net investment income (loss)	(0.33%	)	0.17%	2.42%	2.32%	1.08%	1.20%
Total expenses	1.88%		1.88%	1.88%	1.85%	1.88%	1.84%

Portfolio turnover rate	424%		986%	1,055%	1,417%	954%	1,834%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

  BANKING FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]
Per Share Data
Net asset value, beginning of period	$47.41		$30.67	$71.50	$104.70	$103.40	$97.20

Income (loss) from investment operations:
Net investment income[b]	.02		.02	1.30	2.00	1.70	1.40
Net gain (loss) on securities
(realized and unrealized)	(5.32)		18.94	(40.83)	(34.20)	.40	6.40

Total from investment operations	(5.30)		18.96	(39.53)	(32.20)	2.10	7.80

Less distributions:
Distributions from net investment income	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Total distributions	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Net asset value, end of period	$42.11		$47.41	$30.67	$71.50	$104.70	$103.40

Total Return[c]	(11.18%	)	63.04%	(55.77% )	(30.90% )	1.96%	8.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,262		$6,381	$851	$547	$187	$97

Ratios to average net assets:
Net investment income	0.07%		0.06%	2.71%	2.33%	1.54%	1.40%
Total expenses	1.64%		1.63%	1.62%	1.55%	1.62%	1.62%

Portfolio turnover rate	424%		986%	1,055%	1,417%	954%	1,834%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$45.51		$29.90	$69.50	$102.70	$102.00	$96.60

Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)		(.16)	.90	1.60	.70	.60
Net gain (loss) on securities
(realized and unrealized)	(5.09)		17.99	(39.20)	(33.80)	.80	6.40

Total from investment operations	(5.24)		17.83	(38.30)	(32.20)	1.50	7.00

Less distributions:
Distributions from net investment income	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Total distributions	—		(2.22)	(1.30)	(1.00)	(.80)	(1.60)

Net asset value, end of period	$40.27		$45.51	$29.90	$69.50	$102.70	$102.00

Total Return[c]	(11.51%	)	60.86%	(55.64% )	(31.51% )	1.40%	7.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,646		$5,607	$2,114	$3,408	$3,180	$673

Ratios to average net assets:
Net investment income (loss)	(0.71%	)	(0.42% )	1.82%	1.89%	0.63%	0.59%
Total expenses	2.38%		2.38%	2.40%	2.35%	2.37%	2.35%

Portfolio turnover rate	424%		986%	1,055%	1,417%	954%	1,834%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

March 31, 2006 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

Potash Corporation of Saskatchewan, Inc.	2.9%
Vale S.A. — Class B ADR	2.5%
Freeport-McMoRan Copper & Gold, Inc. — Class B	2.5%
E.I. du Pont de Nemours & Co.	2.5%
Barrick Gold Corp.	2.5%
Mosaic Co.	2.1%
Southern Copper Co.	2.1%
Dow Chemical Co.	2.1%
Newmont Mining Co.	2.1%
Praxair, Inc.	2.0%

Top Ten Total	23.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  BASIC MATERIALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

MATERIALS - 98.4%
Potash Corporation of Saskatchewan, Inc.	22,808	$3,285,264
Vale S.A. — Class B ADR	97,154	3,038,006
Freeport-McMoRan Copper & Gold, Inc. — Class B	34,170	2,917,776
E. I. du Pont de Nemours & Co.	64,669	2,885,531
Barrick Gold Corp.	60,848	2,816,653
Mosaic Co.	42,376	2,490,014
Southern Copper Co.	70,680	2,482,282
Dow Chemical Co.	87,138	2,392,809
Newmont Mining Co.	37,524	2,356,881
Praxair, Inc.	25,618	2,312,281
Goldcorp, Inc.	53,109	2,311,304
Teck Resources Ltd. — Class B	55,269	2,274,872
Monsanto Co.	43,732	2,096,075
BHP Billiton Ltd. ADR	24,914	1,901,436
Air Products & Chemicals, Inc.	22,933	1,899,311
Agrium, Inc.	23,093	1,731,744
Ivanhoe Mines Ltd.*	72,748	1,703,031
Alcoa, Inc.	127,632	1,545,624
PPG Industries, Inc.	21,034	1,531,275
Kinross Gold Corp.	80,175	1,506,488
Ecolab, Inc.	29,311	1,487,241
Agnico-Eagle Mines Ltd.	20,494	1,455,689
Silver Wheaton Corp.*	53,126	1,415,809
Nucor Corp.	36,568	1,396,897
CF Industries Holdings, Inc.	13,844	1,322,102
Cliffs Natural Resources, Inc.	20,681	1,321,930
Eldorado Gold Corp.	70,280	1,299,477
ArcelorMittal	39,063	1,288,298
Rio Tinto plc ADR	21,786	1,279,492
Yamana Gold, Inc.	109,273	1,245,712
Cia Siderurgica Nacional S.A. ADR	70,283	1,241,901
Lubrizol Corp.	11,417	1,209,860
Sigma-Aldrich Corp.	19,922	1,202,890
International Paper Co.	54,821	1,192,357
Sherwin-Williams Co.	15,860	1,191,720
POSCO ADR	10,263	1,169,777
Newcrest Mining, Ltd. ADR	29,435	1,133,248
Mechel ADR	45,090	1,122,741
Randgold Resources Ltd. ADR	10,799	1,095,667
AngloGold Ashanti Ltd. ADR	23,347	1,079,565
Cia de Minas Buenaventura S.A. ADR	23,885	1,079,124
Gerdau S.A. ADR	78,990	1,075,054
Gold Fields Ltd. ADR	70,165	1,071,420
Eastman Chemical Co.	14,417	1,066,858
United States Steel Co.	24,123	1,057,552
Airgas, Inc.	15,132	1,028,219
IAMGOLD Corp.	58,015	1,027,446
Celanese Corp. — Class A	31,452	1,009,609

		MARKET
	SHARES	VALUE

Ball Corp.	16,972	$998,803
Harmony Gold Mining Company Ltd. ADR	85,905	969,867
FMC Corp.	14,120	965,949
Crown Holdings, Inc.*	33,337	955,438
Walter Energy, Inc.	11,560	939,712
Fibria Celulose S.A. ADR*	53,954	932,865
Pactiv Corp.*	27,843	918,262
Albemarle Corp.	19,494	912,514
Sterlite Industries India Ltd. ADR	59,844	896,463
Owens-Illinois, Inc.*	30,868	866,156
MeadWestvaco Corp.	35,196	858,078
Allegheny Technologies, Inc.	18,378	853,658
International Flavors & Fragrances, Inc.	17,277	838,280
Cemex SAB de CV ADR*	97,997	832,974
Scotts Miracle-Gro Co. — Class A	15,894	822,197
Nalco Holding Co.	32,604	821,947
Sealed Air Corp.	35,998	809,235
Bemis Company, Inc.	25,412	806,831
Vulcan Materials Co.	21,815	805,410
Titanium Metals Corp.*	39,665	791,713
Huntsman Corp.	67,748	783,167
Sonoco Products Co.	23,329	780,122
Cytec Industries, Inc.	13,745	774,943
Ashland, Inc.	15,715	766,421
Pan American Silver Corp.	25,826	764,191
Steel Dynamics, Inc.	52,890	746,278
Domtar Corp.	11,440	738,795
Valspar Corp.	22,952	731,021
Reliance Steel & Aluminum Co.	17,414	723,203
Martin Marietta Materials, Inc.	9,309	716,514
Rockwood Holdings, Inc.*	22,050	693,914
RPM International, Inc.	34,332	683,893
Silgan Holdings, Inc.	21,060	667,602
Cabot Corp.	20,456	666,252
Compass Minerals International, Inc.	8,529	653,492
WR Grace & Co.*	23,347	652,315
Packaging Corporation of America	27,881	646,003
Intrepid Potash, Inc.*	24,087	627,948
Royal Gold, Inc.	12,544	625,193
Solutia, Inc.*	37,380	598,828
NewMarket Corp.	5,050	574,084
Rock-Tenn Co. — Class A	11,214	558,569
Temple-Inland, Inc.	28,446	530,802
AK Steel Holding Corp.	37,703	520,678
Commercial Metals Co.	35,916	520,423
Olin Corp.	25,809	520,309
Carpenter Technology Corp.	14,246	480,233

Total Materials		114,387,857

FINANCIALS - 1.1%
Weyerhaeuser Co.	83,971	1,323,383

Total Common Stocks
(Cost $89,790,791)		115,711,240

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  BASIC MATERIALS FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,[1] - 0.7%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$832,539	$832,539

Total Repurchase Agreement (Cost $832,539)		832,539

Total Investments - 100.2% (Cost $90,623,330)		$116,543,779

Liabilities, Less Cash & Other Assets – (0.2)%		(221,658)

Total Net Assets – 100.0%		$116,322,121

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

  BASIC MATERIALS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$115,711,240
Repurchase agreement, at value	832,539

Total investments	116,543,779
Cash	18,343
Receivables:
Fund shares sold	4,516,192
Dividends	72,452

Total assets	121,150,766

Liabilities:
Payable for:
Securities purchased	3,955,104
Fund shares redeemed	743,400
Management fees	55,128
Custodian fees	2,142
Transfer agent/maintenance fees	16,214
Distribution and service fees	11,009
Portfolio accounting fees	6,486
Other	39,162

Total liabilities	4,828,645

Net assets	$116,322,121

Net assets consist of:
Paid in capital	126,448,250
Undistributed net investment income	292,156
Accumulated net realized loss on sale of investments	(36,338,734)
Net unrealized appreciation in value of investments	25,920,449

Net assets	116,322,121

Investor Class:
Net assets	$89,640,639
Capital shares outstanding	1,928,431
Net asset value per share	$46.48

Advisor Class:
Net assets	$8,382,891
Capital shares outstanding	191,271
Net asset value per share	$43.83

A-Class:
Net assets	$8,288,992
Capital shares outstanding	185,915
Net asset value per share	$44.58

Maximum offering price per share*	$46.80

C-Class:
Net assets	$10,009,599
Capital shares outstanding	237,628
Net asset value per share	$42.12

Investments, at cost	$89,790,791
Repurchase agreement, at cost	832,539

Total cost	$90,623,330
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $4,956)	$503,546
Interest	318

Total investment income	503,864

Expenses:
Management fees	279,018
Transfer agent and administrative fees	82,064
Distribution and Service Fees:
Advisor Class	14,410
A-Class	9,417
C-Class	41,905
Portfolio accounting fees	32,825
Trustees’ fees**	2,358
Miscellaneous	54,668

Total expenses	516,665

Net investment loss	(12,801)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	891,280

Net realized gain	891,280

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(26,719)

Net unrealized depreciation	(26,719)

Net realized and unrealized gain	864,561

Net increase in net assets resulting from operations	$851,760

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(12,801)	$418,960
Net realized gain during the period on investments	891,280	2,711,773
Net unrealized appreciation (depreciation) during the period on investments	(26,719)	18,662,144

Net increase in net assets resulting from operations	851,760	21,792,877

Distributions to shareholders from:
Net investment income
Investor Class	—	(236,906)
Advisor Class	—	(29,177)
A-Class	—	(18,345)
C-Class	—	(26,067)

Total distributions to shareholders	—	(310,495)

Capital share transactions:
Proceeds from sale of shares
Investor Class	155,339,934	327,399,075
Advisor Class	14,938,309	35,932,170
A-Class	1,779,586	10,740,343
C-Class	62,552,996	71,801,108
Distributions reinvested
Investor Class	—	220,842
Advisor Class	—	20,624
A-Class	—	16,149
C-Class	—	24,977
Cost of shares redeemed
Investor Class	(111,163,707)	(395,861,863)
Advisor Class	(15,101,585)	(34,027,602)
A-Class	(1,923,019)	(8,721,203)
C-Class	(61,618,073)	(69,843,154)

Net increase (decrease) from capital share transactions	44,804,441	(62,298,534)

Net increase (decrease) in net assets	45,656,201	(40,816,152)

Net assets:
Beginning of period	70,665,920	111,482,072

End of period	$116,322,121	$70,665,920

Undistributed net investment income at end of period	$292,156	$304,957

Capital share activity:
Shares sold
Investor Class	3,526,568	8,763,665
Advisor Class	358,222	993,888
A-Class	42,238	293,045
C-Class	1,579,849	2,030,076
Shares reinvested
Investor Class	—	5,201
Advisor Class	—	513
A-Class	—	396
C-Class	—	644
Shares redeemed
Investor Class	(2,596,538)	(11,371,550)
Advisor Class	(375,448)	(966,463)
A-Class	(46,587)	(254,082)
C-Class	(1,566,569)	(1,965,846)

Total capital share activity	921,735	(2,470,513)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

1

  BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$44.65		$27.43	$50.49	$42.25	$35.23	$30.66

Income (loss) from investment operations:
Net investment income[b]	.04		.24	.20	.15	.41	.32
Net gain (loss) on securities (realized and unrealized)	1.79		17.07	(22.77)	8.18	6.91	4.44

Total from investment operations	1.83		17.31	(22.57)	8.33	7.32	4.76

Less distributions:
Distributions from net investment income	—		(.09)	(.49)	(.09)	(.30)	(.19)

Total distributions	—		(.09)	(.49)	(.09)	(.30)	(.19)

Net asset value, end of period	$46.48		$44.65	$27.43	$50.49	$42.25	$35.23

Total Return[c]	4.10%		63.12%	(44.54% )	19.71%	20.86%	15.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,641		$44,582	$98,767	$120,870	$68,862	$23,630

Ratios to average net assets:
Net investment income	0.17%		0.65%	0.46%	0.31%	1.09%	1.04%
Total expenses	1.37%		1.39%	1.37%	1.37%	1.36%	1.35%

Portfolio turnover rate	184%		455%	288%	225%	442%	826%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$42.20		$26.06	$48.27	$40.61	$34.03	$29.78

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		.03	.05	(.11)	.26	.16
Net gain (loss) on securities (realized and unrealized)	1.70		16.20	(21.77)	7.86	6.62	4.28

Total from investment operations	1.63		16.23	(21.72)	7.75	6.88	4.44

Less distributions:
Distributions from net investment income	—		(.09)	(.49)	(.09)	(.30)	(.19)

Total distributions	—		(.09)	(.49)	(.09)	(.30)	(.19)

Net asset value, end of period	$43.83		$42.20	$26.06	$48.27	$40.61	$34.03

Total Return[c]	3.86%		62.30%	(44.83% )	19.08%	20.30%	14.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,383		$8,799	$4,705	$11,899	$15,974	$7,619

Ratios to average net assets:
Net investment income (loss)	(0.35%	)	0.07%	0.13%	(0.25% )	0.72%	0.55%
Total expenses	1.88%		1.89%	1.88%	1.87%	1.87%	1.85%

Portfolio turnover rate	184%		455%	288%	225%	442%	826%
20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$42.88		$26.41	$48.80	$40.92	$34.19	$29.84

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		.15	.12	.03	.33	.29
Net gain (loss) on securities (realized and unrealized)	1.73		16.41	(22.02)	7.94	6.70	4.25

Total from investment operations	1.70		16.56	(21.90)	7.97	7.03	4.54

Less distributions:
Distributions from net investment income	—		(.09)	(.49)	(.09)	(.30)	(.19)

Total distributions	—		(.09)	(.49)	(.09)	(.30)	(.19)

Net asset value, end of period	$44.58		$42.88	$26.41	$48.80	$40.92	$34.19

Total Return[c]	3.96%		62.72%	(44.71% )	19.47%	20.65%	15.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,289		$8,159	$3,986	$6,985	$2,076	$659

Ratios to average net assets:
Net investment income (loss)	(0.14%	)	0.40%	0.30%	0.07%	0.92%	0.97%
Total expenses	1.63%		1.65%	1.63%	1.62%	1.62%	1.63%

Portfolio turnover rate	184%		455%	288%	225%	442%	826%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$40.67		$25.24	$47.02	$39.76	$33.48	$29.44

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)		(.13)	(.18)	(.28)	.04	.03
Net gain (loss) on securities (realized and unrealized)	1.61		15.65	(21.11)	7.63	6.54	4.20

Total from investment operations	1.45		15.52	(21.29)	7.35	6.58	4.23

Less distributions:
Distributions from net investment income	—		(.09)	(.49)	(.09)	(.30)	(.19)

Total distributions	—		(.09)	(.49)	(.09)	(.30)	(.19)

Net asset value, end of period	$42.12		$40.67	$25.24	$47.02	$39.76	$33.48

Total Return[c]	3.57%		61.51%	(45.11% )	18.48%	19.74%	14.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,010		$9,125	$4,024	$12,725	$7,017	$6,041

Ratios to average net assets:
Net investment income (loss)	(0.82%	)	(0.37% )	(0.46% )	(0.63% )	0.11%	0.11%
Total expenses	2.38%		2.40%	2.38%	2.37%	2.37%	2.36%

Portfolio turnover rate	184%		455%	288%	225%	442%	826%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

3

FUND PROFILE (Unaudited)
September 30, 2010

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Amgen, Inc.	11.5%
Gilead Sciences, Inc.	8.9%
Celgene Corp.	8.3%
Genzyme Corp.	8.0%
Biogen Idec, Inc.	6.5%
Vertex Pharmaceuticals, Inc.	4.0%
Dendreon Corp.	3.9%
Human Genome Sciences, Inc.	3.8%
Alexion Pharmaceuticals, Inc.	3.7%
Cephalon, Inc.	3.5%

Top Ten Total	62.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  BIOTECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.4%

HEALTH CARE - 99.4%
Amgen, Inc.*	118,235	$6,515,932
Gilead Sciences, Inc.*	141,402	5,035,325
Celgene Corp.*	82,198	4,735,427
Genzyme Corp.*	64,966	4,598,943
Biogen Idec, Inc.*	66,061	3,707,343
Vertex Pharmaceuticals, Inc.*	67,116	2,320,200
Dendreon Corp.*	54,147	2,229,773
Human Genome Sciences, Inc.*	73,046	2,176,040
Alexion Pharmaceuticals, Inc.*	33,020	2,125,167
Cephalon, Inc.*	32,218	2,011,692
Amylin Pharmaceuticals, Inc.*	84,062	1,752,693
United Therapeutics Corp.*	28,969	1,622,554
Talecris Biotherapeutics Holdings Corp.*	67,972	1,555,199
Incyte Corporation Ltd.*	86,250	1,379,138
Onyx Pharmaceuticals, Inc.*	46,476	1,226,037
Myriad Genetics, Inc.*	67,557	1,108,610
BioMarin Pharmaceutical, Inc.*	49,121	1,097,854
Savient Pharmaceuticals, Inc.*	43,485	994,502
InterMune, Inc.*	68,190	928,748
Regeneron Pharmaceuticals, Inc.*	31,622	866,443
Acorda Therapeutics, Inc.*	24,091	795,485
MannKind Corp.*	115,330	779,631
Alkermes, Inc.*	51,156	749,435
Cubist Pharmaceuticals, Inc.*	29,810	697,256
PDL BioPharma, Inc.	132,085	694,767
Medivation, Inc.*	53,370	693,810
Isis Pharmaceuticals, Inc.*	72,225	606,690
Theravance, Inc.*	28,100	564,810
Seattle Genetics, Inc.*	33,947	527,197
Cepheid, Inc.*	24,255	453,811
Enzon Pharmaceuticals, Inc.*	32,551	366,199
Pharmasset, Inc.*	12,220	360,490
Martek Biosciences Corp.*	14,925	337,753
AMAG Pharmaceuticals, Inc.*	19,535	336,197
Geron Corp.*	56,638	313,208
Allos Therapeutics, Inc.*	58,525	276,238
Immunogen, Inc.*	40,310	252,744
BioCryst Pharmaceuticals, Inc.*	38,876	192,047

Total Health Care		56,985,388

Total Common Stocks (Cost $26,854,906)		56,985,388

		MARKET
	SHARES	VALUE

REPURCHASE AGREEMENT ††,[1] - 0.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$255,648	$255,648

Total Repurchase Agreement (Cost $255,648)		255,648

Total Investments - 99.8% (Cost $27,110,554)		$57,241,036

Cash & Other Assets, Less Liabilities – 0.2%		129,611

Total Net Assets – 100.0%		$57,370,647

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

  BIOTECHNOLOGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$56,985,388
Repurchase agreement, at value	255,648

Total investments	57,241,036
Receivables:
Fund shares sold	4,848,623
Dividends	65,044

Total assets	62,154,703

Liabilities:
Payable for:
Securities purchased	4,402,595
Fund shares redeemed	277,417
Management fees	36,953
Custodian fees	1,435
Transfer agent/maintenance fees	10,869
Distribution and service fees	5,318
Portfolio accounting fees	4,347
Other	45,122

Total liabilities	4,784,056

Net assets	$57,370,647

Net assets consist of:
Paid in capital	126,017,954
Accumulated net investment loss	(447,147)
Accumulated net realized loss on sale of investments	(98,330,642)
Net unrealized appreciation in value of investments	30,130,482

Net assets	57,370,647

Investor Class:
Net assets	$45,749,731
Capital shares outstanding	1,763,910
Net asset value per share	$25.94

Advisor Class:
Net assets	$5,214,656
Capital shares outstanding	214,812
Net asset value per share	$24.28

A-Class:
Net assets	$2,131,746
Capital shares outstanding	86,628
Net asset value per share	$24.61

Maximum offering price per share*	$25.84

C-Class:
Net assets	$4,274,514
Capital shares outstanding	181,269
Net asset value per share	$23.58

Investments, at cost	$26,854,906
Repurchase agreement, at cost	255,648

Total cost	$27,110,554
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends	$65,042
Interest	381

Total investment income	65,423

Expenses:

Management fees	293,187
Transfer agent and administrative fees	86,231
Distribution and Service Fees:
Advisor Class	13,309
A-Class	3,225
C-Class	19,322
Portfolio accounting fees	34,492
Trustees’ fees**	3,824
Registration	29,912
Miscellaneous	29,068

Total expenses	512,570

Net investment loss	(447,147)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,139,586

Net realized gain	2,139,586

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(8,382,554)

Net unrealized depreciation	(8,382,554)

Net loss	(6,242,968)

Net decrease in net assets resulting from operations	$(6,690,115)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(447,147)	$(1,027,989)
Net realized gain during the period on investments	2,139,586	23,271,294
Net unrealized appreciation (depreciation) during the period on investments	(8,382,554)	17,120,769

Net increase (decrease) in net assets resulting from operations	(6,690,115)	39,364,074

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	106,011,163	382,174,346
Advisor Class	9,326,923	30,320,268
A-Class	3,343,842	3,174,070
C-Class	42,118,939	62,222,359
Cost of shares redeemed
Investor Class	(202,078,784)	(335,407,314)
Advisor Class	(12,831,963)	(30,117,369)
A-Class	(3,804,246)	(5,562,086)
C-Class	(42,374,315)	(62,697,371)

Net increase (decrease) from capital share transactions	(100,288,441)	44,106,903

Net increase (decrease) in net assets	(106,978,556)	83,470,977

Net assets:
Beginning of period	164,349,203	80,878,226

End of period	$57,370,647	$164,349,203

Accumulated net investment loss at end of period	$(447,147)	$—

Capital share activity:
Shares sold
Investor Class	4,265,057	16,314,815
Advisor Class	398,592	1,372,828
A-Class	141,585	138,965
C-Class	1,848,481	2,885,464
Shares redeemed
Investor Class	(7,900,091)	(14,313,826)
Advisor Class	(540,207)	(1,381,852)
A-Class	(165,428)	(264,013)
C-Class	(1,855,673)	(2,922,461)

Total capital share activity	(3,807,684)	1,829,920

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

  BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,	March 31,
Investor Class	2010	[a]	2010		2009	2008		2007	2006
Per Share Data
Net asset value, beginning of period	$27.34		$19.37		$21.51	$21.21		$23.45	$17.59

Income (loss) from investment operations:
Net investment loss[b]	(.15)		(.21)		(.19)	(.22)		(.27)	(.26)
Net gain (loss) on securities (realized and unrealized)	(1.25)		8.18		(1.95)	.52		(1.97)	6.12

Total from investment operations	(1.40)		7.97		(2.14)	.30		(2.24)	5.86

Net asset value, end of period	$25.94		$27.34		$19.37	$21.51		$21.21	$23.45

Total Return[c]	(5.12%	)	41.15%		(9.95% )	1.41%		(9.55% )	33.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,750		$147,631		$65,829	$47,696		$61,366	$104,126

Ratios to average net assets:
Net investment loss	(1.19%	)	(0.90%	)	(0.86% )	(0.94%	)	(1.23% )	(1.25%	)
Total expenses	1.38%		1.39%		1.38%	1.39%		1.37%	1.34%

Portfolio turnover rate	147%		316%		370%	193%		269%	338%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,	March 31,
Advisor Class	2010	[a]	2010		2009	2008		2007	2006
Per Share Data
Net asset value, beginning of period	$25.66		$18.27		$20.39	$20.20		$22.44	$16.91

Income (loss) from investment operations:
Net investment loss[b]	(.20)		(.30)		(.29)	(.31)		(.37)	(.36)
Net gain (loss) on securities (realized and unrealized)	(1.18)		7.69		(1.83)	.50		(1.87)	5.89

Total from investment operations	(1.38)		7.39		(2.12)	.19		(2.24)	5.53

Net asset value, end of period	$24.28		$25.66		$18.27	$20.39		$20.20	$22.44

Total Return[c]	(5.38%	)	40.45%		(10.40% )	0.94%		(9.98% )	32.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,215		$9,144		$6,675	$4,220		$5,295	$26,240

Ratios to average net assets:
Net investment income (loss)	(1.68%	)	(1.38%	)	(1.40% )	(1.42%	)	(1.75% )	1.76%
Total expenses	1.88%		1.89%		1.88%	1.89%		1.87%	1.86%

Portfolio turnover rate	147%		316%		370%	193%		269%	338%
26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008		2007	2006
Per Share Data
Net asset value, beginning of period	$25.98		$18.45		$20.54	$20.30		$22.50	$16.93

Income (loss) from investment operations:
Net investment loss[b]	(.17)		(.25)		(.24)	(.27)		(.31)	(.33)
Net gain (loss) on securities (realized and unrealized)	(1.20)		7.78		(1.85)	.51		(1.89)	5.90

Total from investment operations	(1.37)		7.53		(2.09)	.24		(2.20)	5.57

Net asset value, end of period	$24.61		$25.98		$18.45	$20.54		$20.30	$22.50

Total Return[c]	(5.27%	)	40.81%		(10.18% )	1.18%		(9.78% )	32.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,132		$2,869		$4,346	$2,321		$849	$5,087

Ratios to average net assets:
Net investment loss	(1.44%	)	(1.12%	)	(1.17% )	(1.26%	)	(1.50% )	(1.52%	)
Total expenses	1.63%		1.64%		1.64%	1.62%		1.62%	1.63%

Portfolio turnover rate	147%		316%		370%	193%		269%	338%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008		2007	2006
Per Share Data
Net asset value, beginning of period	$24.96		$17.87		$20.03	$19.95		$22.27	$16.87

Income (loss) from investment operations:
Net investment loss[b]	(.25)		(.38)		(.38)	(.42)		(.46)	(.47)
Net gain (loss) on securities (realized and unrealized)	(1.13)		7.47		(1.78)	.50		(1.86)	5.87

Total from investment operations	(1.38)		7.09		(2.16)	.08		(2.32)	5.40

Net asset value, end of period	$23.58		$24.96		$17.87	$20.03		$19.95	$22.27

Total Return[c]	(5.57%	)	39.68%		(10.78% )	0.40%		(10.42% )	32.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,275		$4,705		$4,028	$3,671		$2,678	$7,786

Ratios to average net assets:
Net investment loss	(2.21%	)	(1.78%	)	(1.89% )	(1.99%	)	(2.23% )	(2.27%	)
Total expenses	2.38%		2.39%		2.39%	2.38%		2.36%	2.36%

Portfolio turnover rate	147%		316%		370%	193%		269%	338%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

FUND PROFILE (Unaudited)
September 30, 2010

CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Inception: July 6, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)

Procter & Gamble Co.	5.8%
Coca-Cola Co.	5.6%
Philip Morris International, Inc.	5.1%
PepsiCo, Inc.	4.7%
Altria Group, Inc.	3.5%
Kraft Foods, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Kimberly-Clark Corp.	2.4%
Archer-Daniels-Midland Co.	2.2%
General Mills, Inc.	2.1%

Top Ten Total	37.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  CONSUMER PRODUCTS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

CONSUMER STAPLES - 99.5%
Procter & Gamble Co.	73,356	$4,399,159
Coca-Cola Co.	71,618	4,191,085
Philip Morris International, Inc.	68,753	3,851,543
PepsiCo, Inc.	53,672	3,565,968
Altria Group, Inc.	109,695	2,634,874
Kraft Foods, Inc. — Class A	81,932	2,528,421
Colgate-Palmolive Co.	26,513	2,037,789
Kimberly-Clark Corp.	27,640	1,797,982
Archer-Daniels-Midland Co.	51,462	1,642,667
General Mills, Inc.	44,182	1,614,409
Reynolds American, Inc.	25,419	1,509,634
Kellogg Co.	28,291	1,428,978
Coca-Cola Enterprises, Inc.	45,764	1,418,684
Sysco Corp.	47,125	1,344,005
Avon Products, Inc.	41,372	1,328,455
HJ Heinz Co.	28,000	1,326,360
Kroger Co.	59,183	1,281,903
Estee Lauder Companies, Inc. — Class A	19,668	1,243,608
Lorillard, Inc.	15,470	1,242,396
Mead Johnson Nutrition Co. — Class A	20,941	1,191,752
Campbell Soup Co.	32,627	1,166,415
Hershey Co.	22,797	1,084,909
Clorox Co.	15,829	1,056,744
Bunge Ltd.	17,649	1,044,115
Brown-Forman Corp. — Class B	16,889	1,041,038
Molson Coors Brewing Co. — Class B	22,016	1,039,595
ConAgra Foods, Inc.	45,181	991,271
Cia de Bebidas das Americas ADR	7,905	978,481
Dr Pepper Snapple Group, Inc.	27,315	970,229
Safeway, Inc.	45,335	959,289
Sara Lee Corp.	71,285	957,358
JM Smucker Co.	14,522	879,017
Hormel Foods Corp.	18,888	842,405
Whole Foods Market, Inc.*	22,170	822,729
Energizer Holdings, Inc.*	12,120	814,828
McCormick & Company, Inc.	19,355	813,684
Fomento Economico Mexicano SAB de CV ADR	15,448	783,677
NBTY, Inc.*	14,240	782,915
Tyson Foods, Inc. — Class A	48,820	782,096
Unilever N.V.	25,818	771,442
Alberto-Culver Co. — Class B	20,383	767,420
Hansen Natural Corp.*	16,168	753,752
Green Mountain Coffee
Roasters, Inc.*	23,456	731,593

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

		MARKET
	SHARES	VALUE

Herbalife Ltd.	12,101	$730,295
Church & Dwight Company, Inc.	11,002	714,470
Unilever plc ADR	24,015	698,837
Constellation Brands, Inc. — Class A*	39,264	694,580
Diageo plc ADR	9,707	669,880
Cosan Ltd. — Class A	56,318	652,726
Anheuser-Busch InBev N.V. ADR	10,538	619,108
Smithfield Foods, Inc.*	35,582	598,845
BRF - Brasil Foods S.A. ADR	38,314	595,016
Ralcorp Holdings, Inc.*	10,118	591,701
Corn Products International, Inc.	15,563	583,613
Casey’s General Stores, Inc.	12,872	537,406
Del Monte Foods Co.	39,578	518,868
Flowers Foods, Inc.	20,434	507,581
SUPERVALU, Inc.	41,966	483,868
Nu Skin Enterprises, Inc. — Class A	16,678	480,326
Dean Foods Co.*	44,155	450,823
Ruddick Corp.	12,825	444,771
Central European Distribution Corp.*	18,352	409,617
TreeHouse Foods, Inc.*	8,833	407,201
United Natural Foods, Inc.*	12,266	406,495
Fresh Del Monte Produce, Inc.*	18,379	398,824
Sanderson Farms, Inc.	7,240	313,420
Lancaster Colony Corp.	6,441	305,948

Total Consumer Staples		75,228,893

Total Common Stocks
(Cost $63,481,164)		75,228,893

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	6

Total Warrants
(Cost $—)		6

	FACE
	AMOUNT

REPURCHASE AGREEMENT††,[1] - 0.3%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$245,162	245,162

Total Repurchase Agreement
(Cost $245,162)		245,162

Total Investments - 99.8%
(Cost $63,726,326)		$75,474,061

Cash & Other Assets, Less Liabilities – 0.2%		138,928

Total Net Assets – 100.0%		$75,612,989

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

2

  CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$75,228,899
Repurchase agreement, at value	245,162

Total investments	75,474,061
Receivables:
Securities sold	35,240,910
Fund shares sold	2,021,788
Dividends	584,624

Total assets	113,321,383

Liabilities:
Payable for:
Fund shares redeemed	37,466,751
Management fees	117,014
Custodian fees	4,745
Transfer agent/maintenance fees	34,416
Distribution and service fees	6,868
Portfolio accounting fees	13,766
Other	64,834

Total liabilities	37,708,394

Net assets	$75,612,989

Net assets consist of:
Paid in capital	50,649,271
Undistributed net investment income	2,229,094
Undistributed net realized gain on sale of investments	10,986,889
Net unrealized appreciation in value of investments	11,747,735

Net assets	75,612,989

Investor Class:
Net assets	$60,734,869
Capital shares outstanding	1,567,189
Net asset value per share	$38.75

Advisor Class:
Net assets	$7,373,766
Capital shares outstanding	201,651
Net asset value per share	$36.57

A-Class:
Net assets	$3,781,598
Capital shares outstanding	101,884
Net asset value per share	$37.12

Maximum offering price per share*	$38.97

C-Class:
Net assets	$3,722,756
Capital shares outstanding	105,607
Net asset value per share	$35.25

Investments, at cost	$63,481,164
Repurchase agreement, at cost	245,162

Total cost	$63,726,326
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $363)	$1,482,534
Interest	448

Total investment income	1,482,982

Expenses:
Management fees	489,501
Transfer agent and administrative fees	143,970
Distribution and Service Fees:
Advisor Class	12,808
A-Class	8,753
C-Class	22,508
Portfolio accounting fees	57,588
Trustees’ fees**	5,314
Miscellaneous	93,862

Total expenses	834,304

Net investment income	648,678

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	19,265,407

Net realized gain	19,265,407

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(15,311,738)

Net unrealized depreciation	(15,311,738)

Net realized and unrealized gain	3,953,669

Net increase in net assets resulting from operations	$4,602,347

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2 (a)(19) of the 1940 Act.

30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$648,678	$1,580,414
Net realized gain during the period on investments	19,265,407	6,595,196
Net unrealized appreciation (depreciation) during the period on investments	(15,311,738)	26,967,623

Net increase in net assets resulting from operations	4,602,347	35,143,233

Distributions to shareholders from:
Net investment income
Investor Class	—	(464,050)
Advisor Class	—	(15,832)
A-Class	—	(10,343)
C-Class	—	(12,499)

Total distributions to shareholders	—	(502,724)

Capital share transactions:
Proceeds from sale of shares
Investor Class	243,037,583	339,328,485
Advisor Class	15,721,460	21,109,662
A-Class	4,801,017	21,203,982
C-Class	44,930,533	51,174,979
Distributions reinvested
Investor Class	—	458,899
Advisor Class	—	15,678
A-Class	—	7,814
C-Class	—	12,307
Cost of shares redeemed
Investor Class	(370,281,673)	(201,366,844)
Advisor Class	(14,371,949)	(29,112,678)
A-Class	(21,622,845)	(3,884,119)
C-Class	(45,413,881)	(51,159,705)

Net increase (decrease) from capital share transactions	(143,199,755)	147,788,460

Net increase (decrease) in net assets	(138,597,408)	182,428,969

Net assets:
Beginning of period	214,210,397	31,781,428

End of period	$75,612,989	$214,210,397

Undistributed net investment income at end of period	$2,229,094	$1,580,416

Capital share activity:
Shares sold
Investor Class	6,520,147	10,319,500
Advisor Class	447,792	656,386
A-Class	134,339	601,974
C-Class	1,325,882	1,595,030
Shares reinvested
Investor Class	—	13,194
Advisor Class	—	476
A-Class	—	234
C-Class	—	386
Shares redeemed
Investor Class	(9,788,609)	(6,054,152)
Advisor Class	(408,940)	(937,075)
A-Class	(619,197)	(129,685)
C-Class	(1,341,614)	(1,600,013)

Total capital share activity	(3,730,200)	4,466,255

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

  CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$37.83		$26.39	$36.40	$36.11	$31.03	$30.50

Income (loss) from investment operations:
Net investment income[b]	.23		.50	.55	.52	.43	.30
Net gain (loss) on securities
(realized and unrealized)	.69		11.04	(10.35)	.13	4.71	.65

Total from investment operations	.92		11.54	(9.80)	.65	5.14	.95

Less distributions:
Distributions from net investment income	—		(.10)	(.21)	(.36)	(.06)	(.42)

Total distributions	—		(.10)	(.21)	(.36)	(.06)	(.42)

Net asset value, end of period	$38.75		$37.83	$26.39	$36.40	$36.11	$31.03

Total Return[c]	2.43%		43.75%	(26.96% )	1.72%	16.58%	3.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,735		$182,915	$14,703	$8,722	$21,814	$11,815

Ratios to average net assets:
Net investment income	1.22%		1.46%	1.81%	1.37%	1.29%	0.98%
Total expenses	1.37%		1.37%	1.38%	1.37%	1.37%	1.32%

Portfolio turnover rate	182%		200%	445%	449%	455%	813%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$35.77		$25.09	$34.78	$34.68	$29.96	$29.66

Income (loss) from investment operations:
Net investment income[b]	.17		.35	.34	.15	.20	.03
Net gain (loss) on securities
(realized and unrealized)	.63		10.43	(9.82)	.31	4.58	.69

Total from investment operations	.80		10.78	(9.48)	.46	4.78	.72

Less distributions:
Distributions from net investment income	—		(.10)	(.21)	(.36)	(.06)	.42

Total distributions	—		(.10)	(.21)	(.36)	(.06)	.42

Net asset value, end of period	$36.57		$35.77	$25.09	$34.78	$34.68	$29.96

Total Return[c]	2.24%		42.99%	(27.29% )	1.25%	15.97%	2.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,374		$5,824	$11,113	$5,384	$5,754	$6,487

Ratios to average net assets:
Net investment income	0.96%		1.17%	1.18%	0.42%	0.64%	0.08%
Total expenses	1.87%		1.88%	1.87%	1.87%	1.86%	1.82%

Portfolio turnover rate	182%		200%	445%	449%	455%	813%
32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$36.26		$25.37	$35.09	$34.90	$30.07	$29.69

Income (loss) from investment operations:
Net investment income[b]	.08		.55	.42	.50	.42	.18
Net gain (loss) on securities
(realized and unrealized)	.78		10.44	(9.93)	.05	4.47	.62

Total from investment operations	.86		10.99	(9.51)	.55	4.89	.80

Less distributions:
Distributions from net investment income	—		(.10)	(.21)	(.36)	(.06)	(.42)

Total distributions	—		(.10)	(.21)	(.36)	(.06)	(.42)

Net asset value, end of period	$37.12		$36.26	$25.37	$35.09	$34.90	$30.07

Total Return[c]	2.37%		43.34%	(27.14% )	1.50%	16.27%	2.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,782		$21,277	$2,898	$1,682	$3,935	$1,475

Ratios to average net assets:
Net investment income	0.45%		1.72%	1.41%	1.38%	1.30%	0.62%
Total expenses	1.62%		1.63%	1.63%	1.63%	1.61%	1.60%

Portfolio turnover rate	182%		200%	445%	449%	455%	813%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$34.57		$24.36	$33.95	$34.04	$29.55	$29.53

Income (loss) from investment operations:
Net investment income (loss)[b]	.04		.24	.19	.17	.20	(.03)
Net gain (loss) on securities
(realized and unrealized)	.64		10.07	(9.57)	.10	4.35	.47

Total from investment operations	.68		10.31	(9.38)	.27	4.55	.44

Less distributions:
Distributions from net investment income	—		(.10)	(.21)	(.36)	(.06)	(.42)

Total distributions	—		(.10)	(.21)	(.36)	(.06)	(.42)

Net asset value, end of period	$35.25		$34.57	$24.36	$33.95	$34.04	$29.55

Total Return[c]	2.00%		42.35%	(27.67% )	0.71%	15.41%	1.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,723		$4,194	$3,067	$3,903	$5,472	$1,340

Ratios to average net assets:
Net investment income (loss)	0.25%		0.77%	0.65%	0.49%	0.62%	(0.11% )
Total expenses	2.37%		2.38%	2.38%	2.37%	2.36%	2.33%

Portfolio turnover rate	182%		200%	445%	449%	455%	813%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

FUND PROFILE (Unaudited)
September 30, 2010

ELECTRONICS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Intel Corp.	8.8%
Texas Instruments, Inc.	5.3%
Broadcom Corp. — Class A	3.7%
Applied Materials, Inc.	3.4%
Altera Corp.	2.9%
Marvell Technology Group Ltd.	2.9%
Analog Devices, Inc.	2.7%
Xilinx, Inc.	2.4%
Linear Technology Corp.	2.4%
KLA-Tencor Corp.	2.3%

Top Ten Total	36.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ELECTRONICS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 98.6%

INFORMATION TECHNOLOGY - 98.6%
Intel Corp.	45,126	$867,774
Texas Instruments, Inc.	19,388	526,191
Broadcom Corp. — Class A	10,538	372,941
Applied Materials, Inc.	28,106	328,279
Altera Corp.	9,590	289,234
Marvell Technology Group Ltd.*	16,389	286,971
Analog Devices, Inc.	8,746	274,449
Xilinx, Inc.	9,003	239,570
Linear Technology Corp.	7,712	236,990
KLA-Tencor Corp.	6,622	233,294
Microchip Technology, Inc.	7,018	220,716
NVIDIA Corp.*	18,860	220,285
Maxim Integrated Products, Inc.	11,330	209,718
Atmel Corp.*	25,963	206,665
Micron Technology, Inc.*	28,092	202,543
Lam Research Corp.*	4,839	202,513
Cree, Inc.*	3,520	191,101
Taiwan Semiconductor Manufacturing Company Ltd. ADR	17,995	182,469
Skyworks Solutions, Inc.*	8,742	180,785
Advanced Micro Devices, Inc.*	24,403	173,505
ON Semiconductor Corp.*	21,652	156,111
MEMC Electronic Materials, Inc.*	12,409	147,915
Rambus, Inc.*	6,919	144,192
National Semiconductor Corp.	11,287	144,135
LSI Corp.*	31,186	142,208
Novellus Systems, Inc.*	5,159	137,126
ASML Holding N.V. — Class G	4,530	134,677
Cypress Semiconductor Corp.*	10,584	133,147
TriQuint Semiconductor, Inc.*	13,112	125,875
Varian Semiconductor Equipment Associates, Inc.*	4,255	122,459
Teradyne, Inc.*	10,989	122,417
Netlogic Microsystems, Inc.*	4,048	111,644
PMC - Sierra, Inc.*	14,919	109,804
Atheros Communications, Inc.*	4,089	107,745
Semtech Corp.*	5,223	105,452
Silicon Laboratories, Inc.*	2,808	102,913
Cavium Networks, Inc.*	3,519	101,206
Microsemi Corp.*	5,893	101,065
Intersil Corp. — Class A	8,544	99,879
Veeco Instruments, Inc.*	2,838	98,961

		MARKET
	SHARES	VALUE

International Rectifier Corp.*	4,670	$98,490
Cymer, Inc.*	2,656	98,484
Amkor Technology, Inc.*	14,757	96,953
Fairchild Semiconductor International, Inc. — Class A*	10,156	95,466
Cirrus Logic, Inc.*	5,326	95,016
Omnivision Technologies, Inc.*	4,104	94,556
Integrated Device Technology, Inc.*	14,936	87,376
Tessera Technologies, Inc.*	4,718	87,283
Power Integrations, Inc.	2,493	79,252
Applied Micro Circuits Corp.*	6,675	66,750
Avago Technologies Ltd.*	2,958	66,585
Micrel, Inc.	6,573	64,810
Lattice Semiconductor Corp.*	13,497	64,111
Volterra Semiconductor Corp.*	2,837	61,052
Advanced Energy Industries, Inc.*	4,448	58,091
Monolithic Power Systems, Inc.*	3,323	54,265
Rubicon Technology, Inc.*	2,389	54,206
Diodes, Inc.*	3,052	52,159
Hittite Microwave Corp.*	1,076	51,271
Kulicke & Soffa Industries, Inc.*	8,280	51,253
Verigy, Ltd.*	6,238	50,715
Formfactor, Inc.*	5,824	50,086
Zoran Corp.*	6,227	47,574
Cabot Microelectronics Corp.*	1,399	45,020
MKS Instruments, Inc.*	2,408	43,296
FEI Co.*	2,125	41,586

Total Information Technology		9,850,630

Total Common Stocks (Cost $7,299,722)		9,850,630

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.3%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$32,937	32,937

Total Repurchase Agreement (Cost $32,937)		32,937

Total Investments - 98.9% (Cost $7,332,659)		$9,883,567

Cash & Other Assets, Less Liabilities – 1.1%		107,955

Total Net Assets – 100.0%		$9,991,522

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

  ELECTRONICS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$9,850,630
Repurchase agreement, at value	32,937

Total investments	9,883,567
Receivables:
Fund shares sold	5,068,920
Dividends	560

Total assets	14,953,047

Liabilities:
Payable for:
Securities purchased	4,773,820
Fund shares redeemed	166,803
Management fees	5,520
Custodian fees	217
Transfer agent/maintenance fees	1,623
Distribution and service fees	1,340
Portfolio accounting fees	649
Other	11,553

Total liabilities	4,961,525

Net assets	$9,991,522

Net assets consist of:
Paid in capital	64,345,162
Accumulated net investment loss	(3,083)
Accumulated net realized loss on sale of investments	(56,901,465)
Net unrealized appreciation in value of investments	2,550,908

Net assets	9,991,522

Investor Class:
Net assets	$7,900,642
Capital shares outstanding	163,709
Net asset value per share	$48.26

Advisor Class:
Net assets	$365,885
Capital shares outstanding	8,068
Net asset value per share	$45.35

A-Class:
Net assets	$442,700
Capital shares outstanding	9,636
Net asset value per share	$45.94

Maximum offering price per share*	$48.23

C-Class:
Net assets	$1,282,295
Capital shares outstanding	29,129
Net asset value per share	$44.02

Investments, at cost	$7,299,722
Repurchase agreement, at cost	32,937

Total cost	$7,332,659
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends	$119,297
Interest	76

Total investment income	119,373

Expenses:
Management fees	67,773
Transfer agent and administrative fees	19,933
Distribution and Service Fees:
Advisor Class	2,514
A-Class	1,897
C-Class	7,922
Portfolio accounting fees	7,973
Trustees’ fees**	886
Registration	10,794
Miscellaneous	2,764

Total expenses	122,456

Net investment loss	(3,083)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(2,959,491)

Net realized loss	(2,959,491)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(3,425,661)

Net unrealized depreciation	(3,425,661)

Net loss	(6,385,152)

Net decrease in net assets resulting from operations	$(6,388,235)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,083)	$(66,359)
Net realized gain (loss) during the period on investments	(2,959,491)	13,159,163
Net unrealized depreciation during the period on investments	(3,425,661)	(2,372,844)

Net increase (decrease) in net assets resulting from operations	(6,388,235)	10,719,960

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	127,674,138	316,164,916
Advisor Class	9,895,581	13,959,995
A-Class	4,483,834	12,783,547
C-Class	67,891,796	104,366,297
Cost of shares redeemed
Investor Class	(130,145,846)	(416,397,442)
Advisor Class	(10,947,347)	(16,125,892)
A-Class	(4,835,214)	(11,646,403)
C-Class	(69,930,194)	(101,888,992)

Net decrease from capital share transactions	(5,913,252)	(98,783,974)

Net decrease in net assets	(12,301,487)	(88,064,014)

Net assets:
Beginning of period	22,293,009	110,357,023

End of period	$9,991,522	$22,293,009

Accumulated net investment loss at end of period	$(3,083)	$—

Capital share activity:
Shares sold
Investor Class	2,533,488	6,827,464
Advisor Class	214,799	326,605
A-Class	90,766	280,864
C-Class	1,505,470	2,506,446
Shares redeemed
Investor Class	(2,675,290)	(9,779,092)
Advisor Class	(239,902)	(395,089)
A-Class	(107,766)	(255,566)
C-Class	(1,546,115)	(2,451,879)

Total capital share activity	(224,550)	(2,940,247)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

1

  ELECTRONICS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
Investor Class	2010	[a]	2010	[e]	2009	[e]	2008	[e]	2007	[e]	2006	[e]

Per Share Data
Net asset value, beginning of period	$52.33		$32.76		$50.30		$62.30		$67.60		$51.55

Income (loss) from investment operations:
Net investment income (loss)[b]	.03		(.02)		(—)[c]		(.25)		(.50)		(.55)
Net gain (loss) on securities (realized and unrealized)	(4.10)		19.59		(17.54)		(11.75)		(4.80)		16.60

Total from investment operations	(4.07)		19.57		(17.54)		(12.00)		(5.30)		16.05

Net asset value, end of period	$48.26		$52.33		$32.76		$50.30		$62.30		$67.60

Total Return[d]	(7.78%	)	59.74%		(34.89%	)	(19.26%	)	(7.84%	)	31.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,901		$15,988		$106,703		$9,835		$15,376		$34,194

Ratios to average net assets:
Net investment income (loss)	0.14%		(0.06%	)	(0.03%	)	(0.37%	)	(0.76%	)	(0.91%	)
Total expenses	1.38%		1.38%		1.34%		1.36%		1.37%		1.34%

Portfolio turnover rate	759%		592%		408%		784%		759%		911%

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
Advisor Class	2010	[a]	2010	[e]	2009	[e]	2008	[e]	2007	[e]	2006	[e]

Per Share Data
Net asset value, beginning of period	$49.26		$31.01		$47.80		$59.40		$64.90		$49.75

Income (loss) from investment operations:
Net investment loss[b]	(.09)		(.16)		(.10)		(.60)		(.75)		(.80)
Net gain (loss) on securities (realized and unrealized)	(3.82)		18.41		(16.69)		(11.00)		(4.75)		15.95

Total from investment operations	(3.91)		18.25		(16.79)		(11.60)		(5.50)		15.15

Net asset value, end of period	$45.35		$49.26		$31.01		$47.80		$59.40		$64.90

Total Return[d]	(7.94%	)	58.85%		(35.15%	)	(19.53%	)	(8.47%	)	30.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$366		$1,634		$3,152		$566		$1,511		$14,089

Ratios to average net assets:
Net investment loss	(0.39%	)	(0.39%	)	(0.29%	)	(0.98%	)	(1.20%	)	(1.39%	)
Total expenses	1.88%		1.87%		1.86%		1.88%		1.87%		1.84%

Portfolio turnover rate	759%		592%		408%		784%		759%		911%
38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  ELECTRONICS FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
A-Class	2010	[a]	2010	[e]	2009	[e]	2008	[e]	2007	[e]	2006	[e]

Per Share Data
Net asset value, beginning of period	$49.88		$31.31		$48.25		$59.95		$65.15		$49.80

Income (loss) from investment operations:
Net investment loss[b]	(.06)		(.14)		(.10)		(.55)		(.55)		(.70)
Net gain (loss) on securities (realized and unrealized)	(3.88)		18.71		(16.84)		(11.15)		(4.65)		16.05

Total from investment operations	(3.94)		18.57		(16.94)		(11.70)		(5.20)		15.35

Net asset value, end of period	$45.94		$49.88		$31.31		$48.25		$59.95		$65.15

Total Return[d]	(7.90%	)	59.31%		(35.13%	)	(19.52%	)	(7.98%	)	30.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$443		$1,329		$42		$85		$130		$1,253

Ratios to average net assets:
Net investment loss	(0.24%	)	(0.31%	)	(0.26%	)	(0.90%	)	(0.94%	)	(1.18%	)
Total expenses[d]	1.64%		1.62%		1.60%		1.62%		1.63%		1.64%

Portfolio turnover rate	759%		592%		408%		784%		759%		911%

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
C-Class	2010	[a]	2010	[e]	2009	[e]	2008	[e]	2007	[e]	2006	[e]

Per Share Data
Net asset value, beginning of period	$47.90		$30.28		$46.90		$58.65		$64.30		$49.50

Income (loss) from investment operations:
Net investment loss[b]	(.21)		(.51)		(.30)		(.75)		(1.00)		(1.05)
Net gain (loss) on securities (realized and unrealized)	(3.67)		18.13		(16.32)		(11.00)		(4.65)		15.85

Total from investment operations	(3.88)		17.62		(16.62)		(11.75)		(5.65)		14.80

Net asset value, end of period	$44.02		$47.90		$30.28		$46.90		$58.65		$64.30

Total Return[d]	(8.10%	)	58.19%		(35.39%	)	(20.03%	)	(8.79%	)	29.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,282		$3,342		$460		$962		$2,876		$5,015

Ratios to average net assets:
Net investment loss	(0.93%	)	(1.21%	)	(0.74%	)	(1.26%	)	(1.72%	)	(1.91%	)
Total expenses	2.38%		2.38%		2.42%		2.38%		2.36%		2.36%

Portfolio turnover rate	759%		592%		408%		784%		759%		911%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Per share amounts for the period:

March 31, 2006 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

3

FUND PROFILE (Unaudited)
September 30, 2010

ENERGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Inception: April 21, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	7.4%
Chevron Corp.	4.4%
Schlumberger Ltd.	4.0%
ConocoPhillips	3.1%
Occidental Petroleum Corp.	2.5%
Suncor Energy, Inc.	2.3%
Anadarko Petroleum Corp.	2.2%
Petroleo Brasileiro S.A. ADR	2.1%
Halliburton Co.	2.0%
Canadian Natural Resources Ltd.	2.0%

Top Ten Total	32.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ENERGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

ENERGY - 99.5%
Exxon Mobil Corp.	63,837	$3,944,488
Chevron Corp.	29,249	2,370,631
Schlumberger Ltd.	34,619	2,132,876
ConocoPhillips	29,295	1,682,412
Occidental Petroleum Corp.	17,502	1,370,407
Suncor Energy, Inc.	38,728	1,260,596
Anadarko Petroleum Corp.	19,984	1,140,088
Petroleo Brasileiro S.A. ADR	31,315	1,135,795
Halliburton Co.	33,241	1,099,280
Canadian Natural Resources Ltd.	31,150	1,077,790
Apache Corp.	10,634	1,039,580
Devon Energy Corp.	14,402	932,385
Transocean Ltd.*	14,137	908,868
Marathon Oil Corp.	26,167	866,128
National Oilwell Varco, Inc.	19,116	850,089
Hess Corp.	14,004	827,916
EOG Resources, Inc.	8,610	800,472
Encana Corp.	26,079	788,368
Talisman Energy, Inc.	44,196	772,988
Baker Hughes, Inc.	17,818	759,047
BP plc ADR	18,009	741,431
Peabody Energy Corp.	14,708	720,838
Spectra Energy Corp.	31,109	701,508
Noble Energy, Inc.	9,277	696,610
Weatherford International Ltd.*	40,443	691,575
Chesapeake Energy Corp.	29,219	661,810
Murphy Oil Corp.	10,585	655,423
Cameco Corp. — Class A	23,494	651,489
Cameron International Corp.*	14,470	621,631
FMC Technologies, Inc.*	8,499	580,397
Diamond Offshore Drilling, Inc.	8,454	572,928
Total S.A. ADR	11,093	572,399
Williams Companies, Inc.	29,832	570,090
Valero Energy Corp.	32,136	562,701
Nexen, Inc.	27,882	560,428
Ensco plc ADR	12,465	557,559
Noble Corp.	16,410	554,494
Southwestern Energy Co.*	15,848	529,957
El Paso Corp.	42,688	528,477
Consol Energy, Inc.	13,945	515,407
Newfield Exploration Co.*	8,762	503,289
Continental Resources, Inc.*	10,614	492,065
Pioneer Natural Resources Co.	7,245	471,142

		MARKET
	SHARES	VALUE

Concho Resources, Inc.*	7,113	$470,667
Royal Dutch Shell plc ADR	7,473	450,622
Pride International, Inc.*	15,243	448,601
Tenaris S.A. ADR	11,563	444,250
Denbury Resources, Inc.*	27,577	438,199
PetroChina Company, Ltd. ADR	3,690	429,590
Alpha Natural Resources, Inc.*	10,373	426,849
Whiting Petroleum Corp.*	4,345	414,991
Arch Coal, Inc.	15,484	413,578
Ultra Petroleum Corp.*	9,801	411,446
CNOOC Ltd. ADR	2,090	406,087
Range Resources Corp.	10,367	395,294
Sunoco, Inc.	10,683	389,930
Cimarex Energy Co.	5,869	388,410
Core Laboratories N.V.	4,339	382,006
China Petroleum & Chemical Corp. ADR	4,270	376,956
Nabors Industries Ltd.*	20,788	375,431
Rowan Companies, Inc.*	12,316	373,914
Plains Exploration & Production Co.*	13,966	372,473
Helmerich & Payne, Inc.	8,879	359,244
InterOil Corp.*	5,200	355,888
Petrohawk Energy Corp.*	21,430	345,880
Statoil ASA ADR	16,260	341,135
Oceaneering International, Inc.*	6,108	328,977
Massey Energy Co.	10,439	323,818
Forest Oil Corp.*	10,858	322,483
Dresser-Rand Group, Inc.*	8,735	322,234
Patterson-UTI Energy, Inc.	18,393	314,152
Southern Union Co.	13,039	313,718
EXCO Resources, Inc.	20,244	301,028
Mariner Energy, Inc.*	11,939	289,282
Cabot Oil & Gas Corp.	9,580	288,454
Oil States International, Inc.*	6,027	280,557
Tidewater, Inc.	6,214	278,449
Brigham Exploration Co.*	14,555	272,906
Quicksilver Resources, Inc.*	20,801	262,093
SM Energy Co.	6,745	252,668
Atlas Energy, Inc.*	8,670	248,309
Frontline Ltd.	8,476	240,973
Unit Corp.*	5,819	216,991

Total Energy		53,542,385

Total Common Stocks
(Cost $32,064,007)		53,542,385

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  ENERGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,[1] - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$277,470	$277,470

Total Repurchase Agreement
(Cost $277,470)		277,470

Total Investments - 100.0%
(Cost $32,341,477)		$53,819,855

Cash & Other Assets, Less Liabilities – 0.0%		16,412

Total Net Assets - 100.0%		$53,836,267

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company
42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ENERGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$53,542,385
Repurchase agreement, at value	277,470

Total investments	53,819,855
Cash	4,271
Receivables:
Fund shares sold	4,696,031
Dividends	31,995

Total assets	58,552,152

Liabilities:
Payable for:
Securities purchased	4,410,844
Fund shares redeemed	212,737
Management fees	34,121
Custodian fees	1,328
Transfer agent/maintenance fees	10,036
Distribution and service fees	13,306
Portfolio accounting fees	4,014
Other	29,499

Total liabilities	4,715,885

Net assets	$53,836,267

Net assets consist of:
Paid in capital	54,011,330
Undistributed net investment income	69,805
Accumulated net realized loss on sale of investments	(21,723,246)
Net unrealized appreciation in value of investments	21,478,378

Net assets	53,836,267

Investor Class:
Net assets	$32,053,711
Capital shares outstanding	1,573,606
Net asset value per share	$20.37

Advisor Class:
Net assets	$5,699,584
Capital shares outstanding	297,465
Net asset value per share	$19.16

A-Class:
Net assets	$3,873,030
Capital shares outstanding	198,944
Net asset value per share	$19.47

Maximum offering price per share*	$20.44

C-Class:
Net assets	$12,209,942
Capital shares outstanding	664,056
Net asset value per share	$18.39

Investments, at cost	$32,064,007
Repurchase agreement, at cost	277,470

Total cost	$32,341,477
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $7,380)	$435,011
Interest	263

Total investment income	435,274

Expenses:
Management fees	231,174
Transfer agent and administrative fees	67,992
Distribution and Service Fees:
Advisor Class	14,826
A-Class	4,542
C-Class	64,119
Portfolio accounting fees	27,197
Trustees’ fees**	2,198
Miscellaneous	45,833

Total expenses	457,881

Net investment loss	(22,607)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	917,731

Net realized gain	917,731

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(4,119,915)

Net unrealized depreciation	(4,119,915)

Net loss	(3,202,184)

Net decrease in net assets resulting from operations	$(3,224,791)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

  ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(22,607)	$134,928
Net realized gain during the period on investments	917,731	6,591,106
Net unrealized appreciation (depreciation) during the period on investments	(4,119,915)	15,267,322

Net increase (decrease) in net assets resulting from operations	(3,224,791)	21,993,356

Distributions to shareholders from:
Net investment income
Investor Class	—	(23,766)
Advisor Class	—	(6,343)
A-Class	—	(2,905)
C-Class	—	(11,544)

Total distributions to shareholders	—	(44,558)

Capital share transactions:
Proceeds from sale of shares
Investor Class	63,289,183	130,635,169
Advisor Class	4,862,932	26,610,999
A-Class	2,354,224	4,285,714
C-Class	32,679,027	77,225,005
Distributions reinvested
Investor Class	—	22,854
Advisor Class	—	6,290
A-Class	—	2,427
C-Class	—	10,909
Cost of shares redeemed
Investor Class	(64,082,417)	(162,468,687)
Advisor Class	(5,350,773)	(26,878,717)
A-Class	(2,303,745)	(6,863,378)
C-Class	(33,979,053)	(77,961,140)

Net decrease from capital share transactions	(2,530,622)	(35,372,555)

Net decrease in net assets	(5,755,413)	(13,423,757)

Net assets:
Beginning of period	59,591,680	73,015,437

End of period	$53,836,267	$59,591,680

Undistributed net investment income at end of period	$69,805	$92,412

Capital share activity:
Shares sold
Investor Class	3,178,282	6,736,451
Advisor Class	260,286	1,493,002
A-Class	125,320	250,032
C-Class	1,843,595	4,470,462
Shares reinvested
Investor Class	—	1,178
Advisor Class	—	343
A-Class	—	131
C-Class	—	618
Shares redeemed
Investor Class	(3,289,090)	(8,881,132)
Advisor Class	(291,823)	(1,516,738)
A-Class	(121,425)	(415,616)
C-Class	(1,915,941)	(4,502,875)

Total capital share activity	(210,796)	(2,364,144)

44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ENERGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.91		$14.01	$27.29	$23.19	$21.68	$17.12

Income (loss) from investment operations:
Net investment income (loss)[b]	.02		.10	.06	(.03)	(—)[c]	.02
Net gain (loss) on securities (realized and unrealized)	(.56)		6.82	(12.61)	4.86	1.92	5.02

Total from investment operations	(.54)		6.92	(12.55)	4.83	1.92	5.04

Less distributions:
Distributions from net investment income	—		(.02)	—	—	—	(.03)
Distributions from realized gains	—		—	(.73)	(.73)	(.41)	(.45)

Total distributions	—		(.02)	(.73)	(.73)	(.41)	(.48)

Net asset value, end of period	$20.37		$20.91	$14.01	$27.29	$23.19	$21.68

Total Return[d]	(2.58%	)	49.37%	(46.01% )	20.91%	8.87%	29.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,054		$35,228	$53,627	$63,325	$75,204	$90,331

Ratios to average net assets:
Net investment income (loss)	0.20%		0.51%	0.28%	(0.10% )	(0.01% )	0.08%
Total expenses	1.38%		1.38%	1.37%	1.37%	1.36%	1.34%

Portfolio turnover rate	117%		228%	310%	188%	283%	415%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$19.72		$13.28	$26.07	$22.29	$20.96	$16.65

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(—)[c]	(.04)	(.15)	(.12)	(.07)
Net gain (loss) on securities (realized and unrealized)	(.54)		6.46	(12.02)	4.66	1.86	4.86

Total from investment operations	(.56)		6.46	(12.06)	4.51	1.74	4.79

Less distributions:
Distributions from net investment income	—		(.02)	—	—	—	(.03)
Distributions from realized gains	—		—	(.73)	(.73)	(.41)	(.45)

Total distributions	—		(.02)	(.73)	(.73)	(.41)	(.48)

Net asset value, end of period	$19.16		$19.72	$13.28	$26.07	$22.29	$20.96

Total Return[d]	(2.84%	)	48.62%	(46.29% )	20.31%	8.31%	28.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,700		$6,489	$4,679	$17,713	$14,613	$18,162

Ratios to average net assets:
Net investment loss	(0.24%	)	(0.02% )	(0.16% )	(0.58% )	(0.54% )	(0.38% )
Total expenses	1.88%		1.88%	1.88%	1.86%	1.86%	1.85%

Net expenses[e]	1.88%		1.88%	1.88%	1.86%	1.86%	1.84%

Portfolio turnover rate	117%		228%	310%	188%	283%	415%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

  ENERGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.01		$13.44	$26.30	$22.44	$21.04	$16.68

Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]		.06	.02	(.08)	(.06)	(.05)
Net gain (loss) on securities (realized and unrealized)	(.54)		6.53	(12.15)	4.67	1.87	4.89

Total from investment operations	(.54)		6.59	(12.13)	4.59	1.81	4.84

Less distributions:
Distributions from net investment income	—		(.02)	—	—	—	(.03)
Distributions from realized gains	—		—	(.73)	(.73)	(.41)	(.45)

Total distributions	—		(.02)	(.73)	(.73)	(.41)	(.48)

Net asset value, end of period	$19.47		$20.01	$13.44	$26.30	$22.44	$21.04

Total Return[d]	(2.70%	)	49.01%	(46.15% )	20.54%	8.62%	29.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,873		$3,903	$4,845	$6,378	$3,307	$3,210

Ratios to average net assets:
Net investment income (loss)	(0.01%	)	0.35%	0.10%	(0.31% )	(0.29% )	(0.25% )
Total expenses	1.63%		1.63%	1.63%	1.61%	1.61%	1.61%
Net expenses[e]	1.63%		1.63%	1.63%	1.61%	1.61%	1.60%

Portfolio turnover rate	117%		228%	310%	188%	283%	415%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$18.97		$12.84	$25.37	$21.81	$20.62	$16.47

Income (loss) from investment operations:
Net investment loss[b]	(.07)		(.08)	(.14)	(.27)	(.21)	(.16)
Net gain (loss) on securities (realized and unrealized)	(.51)		6.23	(11.66)	4.56	1.81	4.79

Total from investment operations	(.58)		6.15	(11.80)	4.29	1.60	4.63

Less distributions:
Distributions from net investment income	—		(.02)	—	—	—	(.03)
Distributions from realized gains	—		—	(.73)	(.73)	(.41)	(.45)

Total distributions	—		(.02)	(.73)	(.73)	(.41)	(.48)

Net asset value, end of period	$18.39		$18.97	$12.84	$25.37	$21.81	$20.62

Total Return[d]	(3.06%	)	47.87%	(46.55% )	19.74%	7.77%	28.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,210		$13,972	$9,865	$20,989	$18,624	$23,734

Ratios to average net assets:
Net investment loss	(0.73%	)	(0.48% )	(0.65% )	(1.07% )	(1.00% )	(0.88% )
Total expenses	2.38%		2.38%	2.38%	2.36%	2.36%	2.35%

Portfolio turnover rate	117%		228%	310%	188%	283%	415%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.
46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

ENERGY SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Schlumberger Ltd.	12.9%
Halliburton Co.	6.6%
Transocean Ltd.	5.4%
National Oilwell Varco, Inc.	5.1%
Baker Hughes, Inc.	4.6%
Weatherford International Ltd.	4.2%
Cameron International Corp.	3.7%
FMC Technologies, Inc.	3.5%
Diamond Offshore Drilling, Inc.	3.4%
Noble Corp.	3.3%

Top Ten Total	52.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ENERGY SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.3%

ENERGY - 99.3%
Schlumberger Ltd.	126,398	$7,787,380
Halliburton Co.	121,283	4,010,828
Transocean Ltd.*	51,520	3,312,221
National Oilwell Varco, Inc.	69,789	3,103,517
Baker Hughes, Inc.	65,056	2,771,386
Weatherford International Ltd.*	147,600	2,523,960
Cameron International Corp.*	52,841	2,270,049
FMC Technologies, Inc.*	31,141	2,126,619
Diamond Offshore Drilling, Inc.	30,865	2,091,721
Noble Corp.	59,750	2,018,953
Ensco plc ADR	37,445	1,674,915
Pride International, Inc.*	55,527	1,634,160
Core Laboratories N.V.	15,796	1,390,680
Nabors Industries Ltd.*	76,068	1,373,788
Rowan Companies, Inc.*	45,043	1,367,505
Helmerich & Payne, Inc.	32,585	1,318,389
Tenaris S.A. ADR	33,948	1,304,282
Oceaneering International, Inc.*	22,295	1,200,809
Dresser-Rand Group, Inc.*	31,990	1,180,111
Dril-Quip, Inc.*	18,825	1,169,221
Patterson-UTI Energy, Inc.	67,329	1,149,979
Superior Energy Services, Inc.*	40,754	1,087,724
Oil States International, Inc.*	21,980	1,023,169

		MARKET
	SHARES	VALUE

Tidewater, Inc.	22,750	$1,019,428
Atwood Oceanics, Inc.*	32,508	989,869
Complete Production Services, Inc.*	47,687	975,199
CARBO Ceramics, Inc.	11,459	928,179
Unit Corp.*	21,158	788,982
Exterran Holdings, Inc.*	31,476	714,820
Helix Energy Solutions Group, Inc.*	61,573	685,923
Key Energy Services, Inc.*	70,809	673,394
SEACOR Holdings, Inc.*	7,622	649,090
Lufkin Industries, Inc.	14,237	625,004
Bristow Group, Inc.*	16,898	609,680
Hornbeck Offshore Services, Inc.*	28,068	547,045
Precision Drilling Corp.*	78,697	539,074
Tetra Technologies, Inc.*	47,235	481,797
Gulfmark Offshore, Inc. — Class A*	12,063	370,575
Global Industries Ltd.*	62,982	344,512
Willbros Group, Inc.*	37,462	343,527

Total Energy		60,177,464

Total Common Stocks (Cost $31,069,485)		60,177,464

Total Investments - 99.3% (Cost $31,069,485)		$60,177,464

Cash & Other Assets, Less Liabilities – 0.7%		400,252

Total Net Assets – 100.0%		$60,577,716

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
48	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ENERGY SERVICES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$60,177,464

Total investments	60,177,464
Receivables:
Securities sold	471,156
Fund shares sold	7,286,547
Dividends	21,704

Total assets	67,956,871

Liabilities:
Overdraft due to custodian bank	234,698
Payable for:
Securities purchased	5,616,951
Fund shares redeemed	1,429,330
Management fees	34,509
Custodian fees	1,449
Transfer agent/maintenance fees	10,150
Distribution and service fees	11,554
Portfolio accounting fees	4,060
Other	36,454

Total liabilities	7,379,155

Net assets	$60,577,716

Net assets consist of:
Paid in capital	94,471,735
Accumulated net investment loss	(173,904)
Accumulated net realized loss on sale of investments	(62,828,094)
Net unrealized appreciation in value of investments	29,107,979

Net assets	60,577,716

Investor Class:
Net assets	$34,747,593
Capital shares outstanding	816,071
Net asset value per share	$42.58

Advisor Class:
Net assets	$5,752,578
Capital shares outstanding	143,200
Net asset value per share	$40.17

A-Class:
Net assets	$8,962,644
Capital shares outstanding	219,517
Net asset value per share	$40.83

Maximum offering price per share*	$42.87

C-Class:
Net assets	$11,114,901
Capital shares outstanding	286,494
Net asset value per share	$38.80

Investments, at cost	$31,069,485

Total cost	$31,069,485
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,767)	$315,134
Interest	299

Total investment income	315,433

Expenses:
Management fees	254,093
Transfer agent and administrative fees	74,733
Distribution and Service Fees:
Advisor Class	15,229
A-Class	10,603
C-Class	51,294
Portfolio accounting fees	29,893
Trustees’ fees**	2,768
Registration	27,894
Miscellaneous	22,830

Total expenses	489,337

Net investment loss	(173,904)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	4,940,358

Net realized gain	4,940,358

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(9,746,922)

Net unrealized depreciation	(9,746,922)

Net loss	(4,806,564)

Net decrease in net assets resulting from operations	$(4,980,468)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	49

  ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(173,904)	$(260,197)
Net realized gain (loss) during the period on investments	4,940,358	(3,669,197)
Net unrealized appreciation (depreciation) during the period on investments	(9,746,922)	27,010,971

Net increase (decrease) in net assets resulting from operations	(4,980,468)	23,081,577

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	90,323,770	423,854,073
Advisor Class	20,720,091	74,622,197
A-Class	2,474,005	11,759,367
C-Class	35,134,877	90,977,214
Cost of shares redeemed
Investor Class	(100,985,287)	(447,317,610)
Advisor Class	(21,174,117)	(77,173,599)
A-Class	(2,283,496)	(10,636,373)
C-Class	(34,669,951)	(94,028,572)

Net decrease from capital share transactions	(10,460,108)	(27,943,303)

Net decrease in net assets	(15,440,576)	(4,861,726)

Net assets:
Beginning of period	76,018,292	80,880,018

End of period	$60,577,716	$76,018,292

Accumulated net investment loss at end of period	$(173,904)	$—

Capital share activity:
Shares sold
Investor Class	2,198,964	10,928,957
Advisor Class	538,271	2,065,711
A-Class	62,254	330,237
C-Class	930,591	2,570,094
Shares redeemed
Investor Class	(2,535,477)	(12,157,631)
Advisor Class	(558,787)	(2,198,134)
A-Class	(60,562)	(316,274)
C-Class	(926,091)	(2,684,708)

Total capital share activity	(350,837)	(1,461,748)

50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	March 31,		March 31,	March 31,		March 31,		March 31,
Investor Class	2010[a]	2010		2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$42.83	$25.07		$58.04	$47.47		$45.05		$30.12

Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.01)		(.24)	(.43)		(.36)		(.30)
Net gain (loss) on securities (realized and unrealized)	(.18)	17.77		(32.73)	11.00		2.78		15.23

Total from investment operations	(.25)	17.76		(32.97)	10.57		2.42		14.93

Net asset value, end of period	$42.58	$42.83		$25.07	$58.04		$47.47		$45.05

Total Return[c]	(0.61% )	70.84%		(56.81% )	22.27%		5.37%		49.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,748	$49,371		$59,706	$82,691		$91,095		$147,439

Ratios to average net assets:
Net investment loss	(0.32% )	(0.01%	)	(0.48% )	(0.77%	)	(0.80%	)	(0.81%	)
Total expenses	1.38%	1.38%		1.37%	1.37%		1.36%		1.35%

Portfolio turnover rate	136%	472%		207%	193%		196%		324%

	Period Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	March 31,		March 31,	March 31,		March 31,		March 31,
Advisor Class	2010[a]	2010		2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$40.50	$23.83		$55.45	$45.58		$43.46		$29.21

Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.26)		(.43)	(.69)		(.58)		(.47)
Net gain (loss) on securities (realized and unrealized)	(.18)	16.93		(31.19)	10.56		2.70		14.72

Total from investment operations	(.33)	16.67		(31.62)	9.87		2.12		14.25

Net asset value, end of period	$40.17	$40.50		$23.83	$55.45		$45.58		$43.46

Total Return[c]	(0.81% )	69.95%		(57.02% )	21.65%		4.88%		48.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,753	$6,631		$7,058	$15,929		$18,237		$44,033

Ratios to average net assets:
Net investment loss	(0.77% )	(0.70%	)	(0.92% )	(1.28%	)	(1.35%	)	(1.33%	)
Total expenses	1.88%	1.88%		1.88%	1.87%		1.86%		1.85%

Portfolio turnover rate	136%	472%		207%	193%		196%		324%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	51

  ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	March 31,		March 31,	March 31,		March 31,		March 31,
A-Class	2010[a]	2010		2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$41.12	$24.13		$55.99	$45.90		$43.67		$29.25

Income (loss) from investment operations:
Net investment loss[b]	(.11)	(.16)		(.31)	(.55)		(.41)		(.39)
Net gain (loss) on securities (realized and unrealized)	(.18)	17.15		(31.55)	10.64		2.64		14.81

Total from investment operations	(.29)	16.99		(31.86)	10.09		2.23		14.42

Net asset value, end of period	$40.83	$41.12		$24.13	$55.99		$45.90		$43.67

Total Return[c]	(0.71% )	70.41%		(56.90% )	21.98%		5.11%		49.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,963	$8,957		$4,920	$11,450		$6,151		$6,569

Ratios to average net assets:
Net investment loss	(0.58% )	(0.43%	)	(0.68% )	(1.01%	)	(0.97%	)	(1.00%	)
Total expenses	1.63%	1.63%		1.63%	1.62%		1.61%		1.63%

Portfolio turnover rate	136%	472%		207%	193%		196%		324%

	Period Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	March 31,		March 31,	March 31,		March 31,		March 31,
C-Class	2010[a]	2010		2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$39.22	$23.19		$54.22	$44.79		$42.92		$28.98

Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.44)		(.64)	(.93)		(.74)		(.65)
Net gain (loss) on securities (realized and unrealized)	(.17)	16.47		(30.39)	10.36		2.61		14.59

Total from investment operations	(.42)	16.03		(31.03)	9.43		1.87		13.94

Net asset value, end of period	$38.80	$39.22		$23.19	$54.22		$44.79		$42.92

Total Return[c]	(1.07% )	69.12%		(57.23% )	21.05%		4.36%		48.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,115	$11,059		$9,196	$29,316		$24,500		$27,542

Ratios to average net assets:
Net investment income (loss)	(1.35% )	(1.25%	)	(1.41% )	(1.76%	)	(1.77%	)	(1.82%	)
Total expenses	2.38%	2.38%		2.38%	2.37%		2.36%		2.36%

Portfolio turnover rate	136%	472%		207%	193%		196%		324%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
52	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

FINANCIAL SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector.
Inception: April 2, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	3.4%
JPMorgan Chase & Co.	2.9%
Wells Fargo & Co.	2.6%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc.	2.3%
American Express Co.	1.6%
U.S. Bancorp	1.5%
BlackRock, Inc. — Class A	1.4%
Morgan Stanley	1.4%
Bank of New York Mellon Corp.	1.4%

Top Ten Total	21.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

FINANCIALS - 99.5%
Berkshire Hathaway, Inc. — Class B*	4,788	$395,871
JPMorgan Chase & Co.	8,833	336,273
Wells Fargo & Co.	11,881	298,569
Bank of America Corp.	21,859	286,571
Goldman Sachs Group, Inc.	1,715	247,954
American Express Co.	4,652	195,523
U.S. Bancorp	7,914	171,101
BlackRock, Inc. — Class A	956	162,759
Morgan Stanley	6,498	160,371
Bank of New York Mellon Corp.	5,959	155,709
MetLife, Inc.	3,871	148,841
Aflac, Inc.	2,844	147,063
Simon Property Group, Inc.	1,574	145,973
American International Group, Inc.*	3,731	145,882
Franklin Resources, Inc.	1,362	145,598
Itau Unibanco Holding S.A. ADR	5,888	142,372
Travelers Companies, Inc.	2,664	138,794
Banco Bradesco S.A. ADR	6,719	136,933
ICICI Bank Ltd. ADR	2,733	136,240
Prudential Financial, Inc.	2,427	131,495
PNC Financial Services Group, Inc.	2,527	131,176
ACE Ltd.	2,192	127,684
Chubb Corp.	2,152	122,642
State Street Corp.	3,192	120,211
Royal Bank of Canada	2,247	117,136
HDFC Bank Ltd. ADR	634	116,891
Public Storage	1,199	116,351
Allstate Corp.	3,674	115,915
UBS AG	6,768	115,259
Loews Corp.	3,035	115,027
Banco Santander Brasil S.A. ADR	8,221	113,203
Capital One Financial Corp.	2,852	112,797
Vornado Realty Trust	1,309	111,958
HSBC Holdings plc ADR	2,185	110,539
Toronto-Dominion Bank	1,521	109,907
Banco Santander S.A. ADR	8,563	108,408
Charles Schwab Corp.	7,730	107,447
Ameriprise Financial, Inc.	2,218	104,978
Progressive Corp.	4,982	103,974
CME Group, Inc. — Class A	398	103,660
BB&T Corp.	4,219	101,594
Equity Residential	2,127	101,181
Marsh & McLennan Companies, Inc.	4,184	100,918
Credit Suisse Group AG ADR	2,335	99,378
T. Rowe Price Group, Inc.	1,984	99,329
SunTrust Banks, Inc.	3,792	97,947
Boston Properties, Inc.	1,150	95,588
Barclays plc ADR	5,025	94,721
Northern Trust Corp.	1,902	91,752
HCP, Inc.	2,530	91,029
Discover Financial Services	5,403	90,122

		MARKET
	SHARES	VALUE

Invesco Ltd.	4,176	$88,656
AON Corp.	2,254	88,154
Deutsche Bank AG	1,594	87,558
Annaly Capital Management, Inc.	4,918	86,557
China Life Insurance Company Ltd. ADR	1,426	84,818
TD Ameritrade Holding Corp.*	5,206	84,077
Hartford Financial Services Group, Inc.	3,658	83,951
Host Hotels & Resorts, Inc.	5,659	81,942
Regions Financial Corp.	11,197	81,402
XL Group plc — Class A	3,752	81,268
CIT Group, Inc.*	1,988	81,150
Fifth Third Bancorp	6,724	80,890
Ventas, Inc.	1,538	79,315
AvalonBay Communities, Inc.	761	79,091
Principal Financial Group, Inc.	3,021	78,304
M&T Bank Corp.	956	78,210
CNA Financial Corp.*	2,733	76,497
Bank of Montreal	1,316	75,999
Moody’s Corp.	2,990	74,690
NYSE Euronext	2,583	73,796
Unum Group	3,281	72,674
New York Community Bancorp, Inc.	4,472	72,670
IntercontinentalExchange, Inc.*	683	71,524
KeyCorp	8,958	71,306
CB Richard Ellis Group, Inc. — Class A*	3,899	71,274
Kimco Realty Corp.	4,523	71,237
PartnerRe Ltd.	886	71,040
Comerica, Inc.	1,866	69,322
Health Care REIT, Inc.	1,450	68,643
Lincoln National Corp.	2,868	68,603
Leucadia National Corp.	2,890	68,262
Hudson City Bancorp, Inc.	5,498	67,405
ProLogis	5,618	66,180
Everest Re Group Ltd.	762	65,890
Macerich Co.	1,520	65,284
Plum Creek Timber Company, Inc.	1,802	63,611
SLM Corp.*	5,482	63,317
Federal Realty Investment Trust	775	63,287
Lazard Ltd. — Class A	1,787	62,688
Digital Realty Trust, Inc.	1,016	62,687
General Growth Properties, Inc.	4,002	62,431
Genworth Financial, Inc. — Class A*	5,023	61,381
Assurant, Inc.	1,497	60,928
SL Green Realty Corp.	954	60,417
Nationwide Health Properties, Inc.	1,555	60,132
Cincinnati Financial Corp.	2,080	60,008
Legg Mason, Inc.	1,965	59,559
Arch Capital Group Ltd.*	705	59,079
Torchmark Corp.	1,085	57,657
People’s United Financial, Inc.	4,398	57,570
AMB Property Corp.	2,169	57,413

54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

Manulife Financial Corp.	4,540	$57,340
Axis Capital Holdings Ltd.	1,738	57,250
NASDAQ OMX Group, Inc.*	2,859	55,550
WR Berkley Corp.	2,040	55,223
Jefferies Group, Inc.	2,398	54,411
Huntington Bancshares, Inc.	9,531	54,041
Liberty Property Trust	1,645	52,476
SEI Investments Co.	2,573	52,335
Marshall & Ilsley Corp.	7,344	51,702
Eaton Vance Corp.	1,727	50,152
Zions Bancorporation	2,285	48,808

Total Financials		11,407,706

Total Common Stocks
(Cost $8,586,697)		11,407,706

	FACE	MARKET
	AMOUNT	VALUE

RIGHTS†† - 0.0%

FINANCIALS - 0.0%
Deutsche Bank AG,
Expires, 09/30/10	$1,074	$4,425

Total Rights
(Cost $5,735)		4,425

Total Investments - 99.5%
(Cost $8,592,432)		$11,412,131

Cash & Other Assets, Less Liabilities – 0.5%		54,837

Total Net Assets – 100.0%		$11,466,968

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depository Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	55

  FINANCIAL SERVICES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$11,412,131

Total investments	11,412,131
Receivables:
Fund shares sold	3,590,552
Dividends	11,849

Total assets	15,014,532

Liabilities:
Overdraft due to custodian bank	13,501
Payable for:
Securities purchased	3,478,164
Fund shares redeemed	35,265
Management fees	5,875
Custodian fees	288
Transfer agent/maintenance fees	1,728
Distribution and service fees	2,290
Portfolio accounting fees	691
Other	9,762

Total liabilities	3,547,564

Net assets	$11,466,968

Net assets consist of:
Paid in capital	16,437,487
Undistributed net investment income	124,356
Accumulated net realized loss on sale of investments	(7,914,574)
Net unrealized appreciation in value of investments	2,819,699

Net assets	11,466,968

Investor Class:
Net assets	$6,894,472
Capital shares outstanding	96,131
Net asset value per share	$71.72

Advisor Class:
Net assets	$1,942,191
Capital shares outstanding	28,651
Net asset value per share	$67.79

A-Class:
Net assets	$1,407,716
Capital shares outstanding	20,426
Net asset value per share	$68.92

Maximum offering price per share*	$72.36

C-Class:
Net assets	$1,222,589
Capital shares outstanding	18,736
Net asset value per share	$65.25

Investments, at cost	$8,592,432

Total cost	$8,592,432
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,106)	$119,091
Interest	91

Total investment income	119,182

Expenses:
Management fees	66,615
Transfer agent and administrative fees	19,593
Distribution and Service Fees:
Advisor Class	5,467
A-Class	1,798
C-Class	8,346
Portfolio accounting fees	7,837
Trustees’ fees**	906
Registration	7,350
Miscellaneous	5,976

Total expenses	123,888

Net investment loss	(4,706)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	3,601,854

Net realized gain	3,601,854

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(5,891,459)

Net unrealized depreciation	(5,891,459)

Net loss	(2,289,605)

Net decrease in net assets resulting from operations	$(2,294,311)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(4,706)	$129,311
Net realized gain during the period on investments	3,601,854	3,945,234
Net unrealized appreciation (depreciation) during the period on investments	(5,891,459)	7,333,150

Net increase (decrease) in net assets resulting from operations	(2,294,311)	11,407,695

Distributions to shareholders from:
Net investment income
Investor Class	—	(161,423)
Advisor Class	—	(16,765)
A-Class	—	(18,842)
C-Class	—	(19,410)

Total distributions to shareholders	—	(216,440)

Capital share transactions:
Proceeds from sale of shares
Investor Class	33,314,814	97,528,492
Advisor Class	7,713,837	15,582,018
A-Class	2,208,548	3,005,218
C-Class	12,996,143	22,146,643
Distributions reinvested
Investor Class	—	159,275
Advisor Class	—	16,668
A-Class	—	17,247
C-Class	—	18,363
Cost of shares redeemed
Investor Class	(51,079,777)	(92,412,709)
Advisor Class	(8,920,673)	(16,437,842)
A-Class	(2,112,778)	(5,229,362)
C-Class	(13,358,085)	(22,643,373)

Net increase (decrease) from capital share transactions	(19,237,971)	1,750,638

Net increase (decrease) in net assets	(21,532,282)	12,941,893

Net assets:
Beginning of period	32,999,250	20,057,357

End of period	$11,466,968	$32,999,250

Undistributed net investment income at end of period	$124,356	$129,062

Capital share activity:
Shares sold
Investor Class	458,214	1,499,575
Advisor Class	114,952	264,201
A-Class	32,211	47,120
C-Class	198,163	364,549
Shares reinvested
Investor Class	—	2,367
Advisor Class	—	261
A-Class	—	266
C-Class	—	298
Shares redeemed
Investor Class	(712,524)	(1,450,270)
Advisor Class	(132,388)	(282,482)
A-Class	(31,237)	(90,609)
C-Class	(207,657)	(370,922)

Total capital share activity	(280,266)	(15,646)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	57

  FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010[a]	2010[e]	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$75.23	$44.37	$101.80	$142.50	$132.60	$114.00

Income (loss) from investment operations:
Net investment income[b]	.03	.41	1.60	1.70	1.40	1.70
Net gain (loss) on securities (realized and unrealized)	(3.54)	31.07	(57.13)	(40.20)	9.14	18.10

Total from investment operations	(3.51)	31.48	(55.53)	(38.50)	10.54	19.80

Less distributions:
Distributions from net investment income	—	(.62)	(1.90)	(2.20)	(.64)	(1.20)

Total distributions	—	(.62)	(1.90)	(2.20)	(.64)	(1.20)

Net asset value, end of period	$71.72	$75.23	$44.37	$101.80	$142.50	$132.60

Total Return[c]	(4.67% )	71.12%	(54.76% )	(27.26% )	7.94%	17.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,894	$26,364	$13,257	$4,640	$22,658	$12,226

Ratios to average net assets:
Net investment income	0.09%	0.64%	2.16%	1.25%	1.03%	1.32%
Total expenses	1.38%	1.38%	1.37%	1.38%	1.34%	1.36%
Net expenses[d]	1.38%	1.38%	1.37%	1.38%	1.34%	1.34%

Portfolio turnover rate	253%	447%	755%	913%	534%	821%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010[a]	2010[e]	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$71.29	$42.28	$97.80	$137.60	$128.80	$111.30

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	.12	1.30	.90	.70	1.00
Net gain (loss) on securities (realized
and unrealized)	(3.39)	29.51	(54.92)	(38.50)	8.74	17.70

Total from investment operations	(3.50)	29.63	(53.62)	(37.60)	9.44	18.70

Less distributions:
Distributions from net investment income	—	(.62)	(1.90)	(2.20)	(.64)	(1.20)

Total distributions	—	(.62)	(1.90)	(2.20)	(.64)	(1.20)

Net asset value, end of period	$67.79	$71.29	$42.28	$97.80	$137.60	$128.80

Total Return[c]	(4.91% )	70.26%	(55.06% )	(27.58% )	7.32%	16.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,942	$3,285	$2,710	$1,957	$16,786	$6,801

Ratios to average net assets:
Net investment income (loss)	(0.32% )	0.21%	1.83%	0.70%	0.54%	0.82%
Total expenses	1.88%	1.88%	1.88%	1.89%	1.84%	1.85%
Net expenses[d]	1.88%	1.88%	1.88%	1.89%	1.84%	1.83%

Portfolio turnover rate	253%	447%	755%	913%	534%	821%
58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010 [e]	2009 [e]	2008 [e]	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$72.38		$42.80	$98.60	$138.20	$129.10	$111.30

Income (loss) from investment operations:
Net investment income[b]	.02		.30	1.30	1.60	1.00	1.40
Net gain (loss) on securities (realized and unrealized)	(3.48)		29.90	(55.20)	(39.00)	8.74	17.60

Total from investment operations	(3.46)		30.20	(53.90)	(37.40)	9.74	19.00

Less distributions:
Distributions from net investment income	—		(.62)	(1.90)	(2.20)	(.64)	(1.20)

Total distributions	—		(.62)	(1.90)	(2.20)	(.64)	(1.20)

Net asset value, end of period	$68.92		$72.38	$42.80	$98.60	$138.20	$129.10

Total Return[c]	(4.78%	)	70.74%	(54.92% )	(27.32% )	7.54%	17.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,408		$1,408	$2,683	$1,367	$1,107	$4,295

Ratios to average net assets:
Net investment income	0.05%		0.50%	1.97%	1.42%	0.74%	1.18%
Total expenses	1.63%		1.63%	1.62%	1.59%	1.61%	1.65%
Net expenses[d]	1.63%		1.63%	1.62%	1.59%	1.61%	1.64%

Portfolio turnover rate	253%		447%	755%	913%	534%	821%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010 [e]	2009 [e]	2008 [e]	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$68.79		$41.01	$95.10	$134.60	$126.70	$110.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)		(.24)	.80	.50	.10	.10
Net gain (loss) on securities (realized and unrealized)	(3.29)		28.64	(52.99)	(37.80)	8.44	17.70

Total from investment operations	(3.54)		28.40	(52.19)	(37.30)	8.54	17.80

Less distributions:
Distributions from net investment income	—		(.62)	(1.90)	(2.20)	(.64)	(1.20)

Total distributions	—		(.62)	(1.90)	(2.20)	(.64)	(1.20)

Net asset value, end of period	$65.25		$68.79	$41.01	$95.10	$134.60	$126.70

Total Return[c]	(5.15%	)	69.44%	(55.16% )	(27.98% )	6.73%	16.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,223		$1,942	$1,407	$2,847	$5,382	$2,081

Ratios to average net assets:
Net investment income (loss)	(0.76%	)	(0.40% )	1.13%	0.45%	0.06%	0.11%
Total expenses	2.38%		2.38%	2.38%	2.37%	2.34%	2.36%
Net expenses[d]	2.38%		2.38%	2.38%	2.37%	2.34%	2.34%

Portfolio turnover rate	253%		447%	755%	913%	534%	821%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Net expense information reflects the expense ratios after voluntary expense waivers.

[e]	Per share amounts for the period:

March 31, 2006 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	59

FUND PROFILE (Unaudited)
September 30, 2010

HEALTH CARE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry.
Inception: April 17, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Johnson & Johnson	4.2%
Pfizer, Inc.	3.9%
Merck & Company, Inc.	3.5%
Abbott Laboratories	2.9%
Alcon, Inc.	2.3%
Amgen, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Teva Pharmaceutical Industries Ltd. ADR	2.1%
Eli Lilly & Co.	2.1%
UnitedHealth Group, Inc.	2.1%

Top Ten Total	27.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
60	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  HEALTH CARE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.6%

HEALTH CARE - 99.6%
Johnson & Johnson	18,235	$1,129,840
Pfizer, Inc.	60,984	1,047,095
Merck & Company, Inc.	24,950	918,410
Abbott Laboratories	15,074	787,466
Alcon, Inc.	3,891	648,980
Amgen, Inc.*	11,073	610,233
Bristol-Myers Squibb Co.	21,786	590,618
Teva Pharmaceutical Industries Ltd. ADR	11,087	584,839
Eli Lilly & Co.	15,392	562,270
UnitedHealth Group, Inc.	16,009	562,075
Valeant Pharmaceuticals International, Inc.*	20,087	503,169
Medtronic, Inc.	14,221	477,540
Baxter International, Inc.	9,987	476,479
Gilead Sciences, Inc.*	13,253	471,939
Celgene Corp.*	7,699	443,539
Genzyme Corp.*	6,093	431,323
Express Scripts, Inc. — Class A*	8,640	420,767
WellPoint, Inc.*	7,416	420,042
Allergan, Inc.	5,968	397,051
Medco Health Solutions, Inc.*	7,264	378,164
Stryker Corp.	7,382	369,468
Covidien plc	9,140	367,337
Becton Dickinson and Co.	4,948	366,647
Thermo Fisher Scientific, Inc.*	7,394	354,024
Biogen Idec, Inc.*	6,195	347,663
Novartis AG ADR	5,859	337,889
McKesson Corp.	5,338	329,781
St. Jude Medical, Inc.*	7,847	308,701
Aetna, Inc.	9,732	307,629
Cardinal Health, Inc.	8,395	277,371
Forest Laboratories, Inc.*	8,879	274,627
AstraZeneca plc ADR	5,298	268,609
Zimmer Holdings, Inc.*	5,128	268,348
Hospira, Inc.*	4,692	267,491
CIGNA Corp.	7,459	266,883
Intuitive Surgical, Inc.*	921	261,325
GlaxoSmithKline plc ADR	6,584	260,200
Boston Scientific Corp.*	42,027	257,626
Quest Diagnostics, Inc.	5,044	254,571
Sanofi-Aventis S.A. ADR	7,656	254,562
Varian Medical Systems, Inc.*	4,195	253,798
Humana, Inc.*	5,050	253,712
Novo Nordisk A ADR	2,568	252,794
Laboratory Corporation of America Holdings*	3,116	244,388
Life Technologies Corp.*	5,184	242,041
CR Bard, Inc.	2,972	242,010
AmerisourceBergen Corp. — Class A	7,816	239,639

		MARKET
	SHARES	VALUE

Elan Corp. plc ADR*	41,532	$238,809
DaVita, Inc.*	3,404	234,978
Cerner Corp.*	2,767	232,400
Shire plc ADR	3,442	231,578
Alexion Pharmaceuticals, Inc.*	3,502	225,389
Illumina, Inc.*	4,531	222,925
Perrigo Co.	3,440	220,917
Waters Corp.*	3,102	219,560
Vertex Pharmaceuticals, Inc.*	6,294	217,584
Dendreon Corp.*	5,078	209,112
Dr Reddys Laboratories, Ltd. ADR	6,460	208,141
Henry Schein, Inc.*	3,504	205,264
Human Genome Sciences, Inc.*	6,847	203,972
Mylan, Inc.*	10,816	203,449
Endo Pharmaceuticals Holdings, Inc.*	6,120	203,429
Mindray Medical International Ltd. ADR	6,680	197,528
CareFusion Corp.*	7,945	197,354
Warner Chilcott plc — Class A	8,692	195,048
Watson Pharmaceuticals, Inc.*	4,589	194,161
Cephalon, Inc.*	3,108	194,064
ResMed, Inc.*	5,818	190,889
DENTSPLY International, Inc.	5,740	183,508
Mettler-Toledo International, Inc.*	1,469	182,802
Hologic, Inc.*	11,096	177,647
IDEXX Laboratories, Inc.*	2,578	159,114
QIAGEN N.V.*	8,920	158,241
Universal Health Services, Inc. — Class B	4,030	156,606
United Therapeutics Corp.*	2,792	156,380
Patterson Companies, Inc.	5,375	153,994
Coventry Health Care, Inc.*	7,136	153,638
Talecris Biotherapeutics Holdings Corp.*	6,369	145,723
Beckman Coulter, Inc.	2,969	144,858
PerkinElmer, Inc.	6,055	140,113
Health Net, Inc.*	5,150	140,029
Pharmaceutical Product Development, Inc.	5,630	139,568
Covance, Inc.*	2,947	137,890
Community Health Systems, Inc.*	4,419	136,856
Omnicare, Inc.	5,679	135,615
Kinetic Concepts, Inc.*	3,667	134,139
Emergency Medical Services Corp. — Class A*	2,480	132,060
Mednax, Inc.*	2,437	129,892
Lincare Holdings, Inc.	4,777	119,855
Thoratec Corp.*	3,090	114,268

Total Health Care		27,270,320

Total Common Stocks (Cost $21,368,171)		27,270,320

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  HEALTH CARE FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,[1] - 0.9%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$255,822	$255,822

Total Repurchase Agreement (Cost $255,822)		$255,822

Total Investments - 100.5% (Cost $21,623,993)		$27,526,142

Liabilities, Less Cash & Other Assets - (0.5)%		(132,895)

Total Net Assets - 100.0%		$27,393,247

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4. ADR — American Depositary Receipt plc — Public Limited Company
62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  HEALTH CARE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$27,270,320
Repurchase agreement, at value	255,822

Total Investments	27,526,142
Cash	34,244
Receivables:
Fund shares sold	2,191,835
Dividends	26,732

Total assets	29,778,953

Liabilities:
Payable for:
Fund shares redeemed	2,357,833
Management fees	12,358
Custodian fees	480
Transfer agent/maintenance fees	3,635
Distribution and service fees	3,929
Portfolio accounting fees	1,454
Other	6,017

Total liabilities	2,385,706

Net Assets	$27,393,247

Net assets consist of:
Paid in capital	29,609,442
Undistributed net investment income	15,417
Accumulated net realized loss on sale of investments	(8,133,761)
Net unrealized appreciation in value of investments	5,902,149

Net assets	27,393,247

Investor Class:
Net assets	$21,524,275
Capital shares outstanding	1,419,943
Net asset value per share	$15.16

Advisor Class:
Net assets	$1,899,617
Capital shares outstanding	133,575
Net asset value per share	$14.22

A-Class:
Net assets	$1,207,607
Capital shares outstanding	83,696
Net asset value per share	$14.43

Maximum offering price per share*	$15.15

C-Class:
Net assets	$2,761,748
Capital shares outstanding	200,673
Net asset value per share	$13.76

Investments, at cost	$21,368,171
Repurchase agreement, at cost	255,822

Total cost	$21,623,993
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,185)	$281,128
Interest	115

Total investment income	281,243

Expenses:
Management fees	145,594
Transfer agent and administrative fees	42,821
Distribution and Service Fees:
Advisor Class	5,886
A-Class	2,026
C-Class	21,698
Portfolio accounting fees	17,128
Trustees’ fees**	3,084
Registration	27,462
Audit and outside service fees	21,950
Miscellaneous	(21,823)

Total expenses	265,826

Net investment income	15,417

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	14,422,058

Net realized gain	14,422,058

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(17,503,686)

Net unrealized depreciation	(17,503,686)

Net loss	(3,081,628)

Net decrease in net assets resulting from operations	$(3,066,211)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	63

  HEALTH CARE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$15,417	$(98,128)
Net realized gain during the period on investments	14,422,058	5,745,341
Net unrealized appreciation (depreciation) during the period on investments	(17,503,686)	19,815,215

Net increase (decrease) in net assets resulting from operations	(3,066,211)	25,462,428

Distributions to shareholders from:
Net investment income
Investor Class	—	(112,784)
Advisor Class	—	(3,474)
A-Class	—	(799)
C-Class	—	(3,371)

Total distributions to shareholders	—	(120,428)

Capital share transactions:
Proceeds from sale of shares Investor Class	120,033,038	376,924,923
Advisor Class	15,895,897	26,624,310
A-Class	1,821,327	8,065,607
C-Class	56,157,796	72,011,485
Distributions reinvested Investor Class	—	110,294
Advisor Class	—	3,408
A-Class	—	773
C-Class	—	3,164
Cost of shares redeemed
Investor Class	(291,858,882)	(217,426,813)
Advisor Class	(17,224,529)	(30,904,957)
A-Class	(6,687,545)	(3,245,485)
C-Class	(61,322,526)	(70,234,350)

Net increase (decrease) from capital share transactions	(183,185,424)	161,932,359

Net increase (decrease) in net assets	(186,251,635)	187,274,359

Net assets:
Beginning of period	213,644,882	26,370,523

End of period	$27,393,247	$213,644,882

Undistributed net investment income at end of period	$15,417	$—

Capital share activity:
Shares sold Investor Class	8,051,159	27,251,381
Advisor Class	1,154,822	2,055,170
A-Class	123,937	550,092
C-Class	4,180,929	5,738,394
Shares reinvested Investor Class	—	7,596
Advisor Class	—	249
A-Class	—	56
C-Class	—	238
Shares redeemed Investor Class	(19,015,042)	(16,118,063)
Advisor Class	(1,252,299)	(2,424,711)
A-Class	(452,372)	(231,279)
C-Class	(4,563,415)	(5,650,598)

Total capital share activity	(11,772,281)	11,178,525

64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$15.80		$11.20	$14.28	$15.28	$14.54	$12.71

Income (loss) from investment operations:
Net investment income (loss)[b]	.01		(.01)	.07	(.02)	.03	(.05)
Net gain (loss) on securities (realized and unrealized)	(.65)		4.62	(3.15)	(.98)	.71	1.88

Total from investment operations	(.64)		4.61	(3.08)	(1.00)	.74	1.83

Less distributions:
Distributions from net investment income	—		(.01)	—	—	—	—

Total distributions	—		(.01)	—	—	—	—

Net asset value, end of period	$15.16		$15.80	$11.20	$14.28	$15.28	$14.54

Total Return[c]	(4.05%	)	41.17%	(21.57% )	(6.54% )	5.09%	14.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,524		$195,616	$13,920	$22,062	$33,878	$46,432

Ratios to average net assets:
Net investment income (loss)	0.13%		(0.04% )	0.48%	(0.13% )	0.23%	(0.35%	)
Total expenses	1.38%		1.37%	1.36%	1.37%	1.35%	1.33%

Portfolio turnover rate	249%		241%	745%	444%	545%	568%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$14.85		$10.58	$13.57	$14.59	$13.94		$12.25

Income (loss) from investment operations:
Net investment income (loss)[b]	.01		(.04)	.01	(.09)	(.05)		(.12)
Net gain (loss) on securities (realized and unrealized)	(.64)		4.32	(3.00)	(.93)	.70		1.81

Total from investment operations	(.63)		4.28	(2.99)	(1.02)	.65		1.69

Less distributions:
Distributions from net investment income	—		(.01)	—	—	—		—

Total distributions	—		(.01)	—	—	—		—

Net asset value, end of period	$14.22		$14.85	$10.58	$13.57	$14.59		$13.94

Total Return[c]	(4.24%	)	40.46%	(22.03% )	(6.99% )	4.66%		13.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,900		$3,432	$6,353	$13,099	$17,327		$14,577

Ratios to average net assets:
Net investment income (loss)	0.14%		(0.33% )	0.04%	(0.60% )	(0.37%	)	(0.89%	)
Total expenses	1.88%		1.88%	1.93%	1.86%	1.85%		1.84%

Portfolio turnover rate	249%		241%	745%	444%	545%		568%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	65

  HEALTH CARE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
A-Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$15.05		$10.69	$13.68	$14.67	$13.98		$12.25

Income (loss) from investment operations:
Net investment income (loss)[b]	.02		(.03)	.02	(.06)	(.02)		(.08)
Net gain (loss) on securities (realized and unrealized)	(.64)		4.40	(3.01)	(.93)	.71		1.81

Total from investment operations	(.62)		4.37	(2.99)	(.99)	.69		1.73

Less distributions:
Distributions from net investment income	—		(.01)	—	—	—		—

Total distributions	—		(.01)	—	—	—		—

Net asset value, end of period	$14.43		$15.05	$10.69	$13.68	$14.67		$13.98

Total Return[c]	(4.12%	)	40.88%	(21.86% )	(6.75% )	4.94%		14.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,208		$6,204	$997	$730	$818		$2,239

Ratios to average net assets:
Net investment income (loss)	0.29%		(0.25% )	0.15%	(0.36% )	(0.13%	)	(0.60%	)
Total expenses	1.62%		1.62%	1.63%	1.61%	1.60%		1.62%

Portfolio turnover rate	249%		241%	745%	444%	545%		568%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
C-Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$14.39		$10.30	$13.28	$14.35	$13.79		$12.19

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(.11)	(.08)	(.16)	(.10)		(.18)
Net gain (loss) on securities (realized and unrealized)	(.61)		4.21	(2.90)	(.91)	.66		1.78

Total from investment operations	(.63)		4.10	(2.98)	(1.07)	.56		1.60

Less distributions:
Distributions from net investment income	—		(.01)	—	—	—		—

Total distributions	—		(.01)	—	—	—		—

Net asset value, end of period	$13.76		$14.39	$10.30	$13.28	$14.35		$13.79

Total Return[c]	(4.38%	)	39.81%	(22.44% )	(7.46% )	4.06%		13.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,762		$8,393	$5,101	$5,677	$8,720		$7,114

Ratios to average net assets:
Net investment loss	(0.27%	)	(0.91% )	(0.65% )	(1.12% )	(0.73%	)	(1.39%	)
Total expenses	2.38%		2.38%	2.38%	2.37%	2.34%		2.34%

Portfolio turnover rate	249%		241%	745%	444%	545%		568%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
66	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

INTERNET FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Inception: April 6, 2000

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Google, Inc. — Class A	8.3%
Cisco Systems, Inc.	6.8%
QUALCOMM, Inc.	6.1%
Amazon.com, Inc.	6.0%
Baidu, Inc. ADR	4.5%
eBay, Inc.	3.8%
Time Warner, Inc.	3.6%
Priceline.com, Inc.	3.4%
Research In Motion Ltd.	2.9%
Juniper Networks, Inc.	2.8%

Top Ten Total	48.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	67

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INTERNET FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.4%

INFORMATION TECHNOLOGY - 78.4%
Google, Inc. — Class A*	27,108	$14,253,115
Cisco Systems, Inc.*	534,482	11,705,156
QUALCOMM, Inc.	228,112	10,292,413
Baidu, Inc. ADR*	75,714	7,769,771
eBay, Inc.*	261,297	6,375,647
Research In Motion Ltd.*	101,201	4,927,477
Juniper Networks, Inc.*	154,488	4,688,711
Yahoo!, Inc.*	318,853	4,518,147
Broadcom Corp. — Class A	127,375	4,507,801
Intuit, Inc.*	97,752	4,282,515
Symantec Corp.*	247,736	3,758,155
F5 Networks, Inc.*	35,821	3,718,578
McAfee, Inc.*	74,519	3,521,768
Red Hat, Inc.*	82,376	3,377,416
Akamai Technologies, Inc.*	65,594	3,291,507
Check Point Software
Technologies Ltd.*	87,042	3,214,461
BMC Software, Inc.*	74,520	3,016,570
Netease.com ADR*	70,936	2,797,716
VeriSign, Inc.*	84,400	2,678,856
Equinix, Inc.*	23,554	2,410,752
TIBCO Software, Inc.*	127,149	2,255,623
Rackspace Hosting, Inc.*	85,939	2,232,695
Sina Corp.*	42,841	2,166,898
Open Text Corp.*	41,079	1,932,356
IAC/InterActiveCorp.*	73,207	1,923,148
AOL, Inc.*	73,089	1,808,953
WebMD Health Corp. — Class A*	35,882	1,789,435
OpenTable, Inc.*	22,014	1,498,713
Digital River, Inc.*	41,311	1,406,226
Monster Worldwide, Inc.*	104,300	1,351,728
Ciena Corp.*	86,291	1,343,551
VistaPrint N.V.*	31,310	1,210,132
GSI Commerce, Inc.*	47,730	1,178,931
SAVVIS, Inc.*	55,139	1,162,330
ValueClick, Inc.*	87,368	1,142,773
Earthlink, Inc.	122,019	1,109,153
Websense, Inc.*	49,395	876,267
Constant Contact, Inc.*	38,017	814,704
j2 Global Communications, Inc.*	29,990	713,462

Total Information Technology		133,023,610

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 18.8%
Amazon.com, Inc.*	64,157	$10,076,498
Time Warner, Inc.	198,728	6,091,013
Priceline.com, Inc.*	16,796	5,850,719
Expedia, Inc.	127,492	3,596,549
NetFlix, Inc.*	21,779	3,531,683
Blue Nile, Inc.*	18,340	815,947
NutriSystem, Inc.	39,404	758,133
PetMed Express, Inc.	38,854	679,945
Overstock.com, Inc.*	34,990	550,043

Total Consumer Discretionary		31,950,530

TELECOMMUNICATION SERVICES - 2.2%
Qwest Communications
International, Inc.	607,740	3,810,530

Total Common Stocks (Cost $157,607,703)		168,784,670

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$1,442,657	1,442,657

Total Repurchase Agreement (Cost $1,442,657)		1,442,657

Total Investments - 100.3% (Cost $159,050,360)		$170,227,327

Liabilities, Less Cash & Other Assets – (0.3)%		(551,092)

Total Net Assets – 100.0%		$169,676,235

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
68	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INTERNET FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$168,784,670
Repurchase agreement, at value	1,442,657

Total investments	170,227,327
Receivables:
Fund shares sold	5,283,190
Interest	7

Total assets	175,510,524

Liabilities:
Payable for:
Securities purchased	5,238,502
Fund shares redeemed	514,854
Management fees	44,341
Custodian fees	1,721
Transfer agent/maintenance fees	13,042
Distribution and service fees	1,598
Portfolio accounting fees	5,216
Other	15,015

Total liabilities	5,834,289

Net assets	$169,676,235

Net assets consist of:
Paid in capital	168,694,637
Accumulated net investment loss	(155,510)
Accumulated net realized loss on sale of investments	(10,039,859)
Net unrealized appreciation in value of investments	11,176,967

Net assets	169,676,235

Investor Class:
Net assets	$163,823,723
Capital shares outstanding	3,648,134
Net asset value per share	$44.91

Advisor Class:
Net assets	$2,350,811
Capital shares outstanding	55,372
Net asset value per share	$42.45

A-Class:
Net assets	$1,126,352
Capital shares outstanding	26,126
Net asset value per share	$43.11

Maximum offering price per share*	$45.26

C-Class:
Net assets	$2,375,349
Capital shares outstanding	58,161
Net asset value per share	$40.84

Investments, at cost	$157,607,703
Repurchase agreement, at cost	1,442,657

Total cost	$159,050,360
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends	$37,242
Interest	182

Total investment income	37,424

Expenses:
Management fees	113,423
Transfer agent and administrative fees	33,359
Distribution and Service Fees:
Advisor Class	4,046
A-Class	1,024
C-Class	4,592
Portfolio accounting fees	13,344
Trustees’ fees**	879
Miscellaneous	22,267

Total expenses	192,934

Net investment loss	(155,510)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,920,632

Net realized gain	1,920,632

Net unrealized appreciation (depreciation) during the period on:
Investment securities	1,495,542

Net unrealized appreciation	1,495,542

Net realized and unrealized gain	3,416,174

Net increase in net assets resulting from operations	$3,260,664

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	69

  INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(155,510)	$(528,956)
Net realized gain during the period on investments	1,920,632	17,110,852
Net unrealized appreciation during the period on investments	1,495,542	4,224,318

Net increase in net assets resulting from operations	3,260,664	20,806,214

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	165,017,915	177,542,033
Advisor Class	6,067,081	24,730,965
A-Class	1,084,850	4,695,216
C-Class	26,298,569	41,013,515
Cost of shares redeemed
Investor Class	(26,435,215)	(236,380,728)
Advisor Class	(7,611,845)	(25,593,202)
A-Class	(3,052,994)	(2,050,114)
C-Class	(24,830,646)	(40,927,304)

Net increase (decrease) from capital share transactions	136,537,715	(56,969,619)

Net increase (decrease) in net assets	139,798,379	(36,163,405)

Net assets:
Beginning of period	29,877,856	66,041,261

End of period	$169,676,235	$29,877,856

Accumulated net investment loss at end of period	$(155,510)	$—

Capital share activity:
Shares sold
Investor Class	3,786,438	5,313,352
Advisor Class	158,196	705,697
A-Class	27,825	127,396
C-Class	699,663	1,209,155
Shares redeemed
Investor Class	(663,511)	(7,110,764)
Advisor Class	(201,578)	(749,250)
A-Class	(76,213)	(56,423)
C-Class	(669,187)	(1,205,994)

Total capital share activity	3,061,633	(1,766,831)

70	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  INTERNET FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
Investor Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$41.74		$26.58		$38.55	$41.11	$40.22		$32.29

Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)		(.38)		(.29)	.46 [d]	(.44)		(.40)
Net gain (loss) on securities (realized and unrealized)	3.40		15.54		(11.23)	(2.87)	1.33		8.33

Total from investment operations	3.17		15.16		(11.52)	(2.41)	.89		7.93

Less distributions:
Distributions from net investment income	—		—		(.45)	(.15)	—		—

Total distributions	—		—		(.45)	(.15)	—		—

Net asset value, end of period	$44.91		$41.74		$26.58	$38.55	$41.11		$40.22

Total Return[c]	7.59%		57.04%		(29.63% )	(5.92% )	2.21%		24.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,824		$21,924		$61,745	$4,365	$5,496		$16,288

Ratios to average net assets:
Net investment income (loss)	(1.10%	)	(1.12%	)	(1.01% )	1.00% [e]	(1.09%	)	(1.10%	)
Total expenses	1.37%		1.37%		1.35%	1.38%	1.37%		1.34%

Portfolio turnover rate	123%		443%		550%	870%	864%		1,371%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
Advisor Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$39.57		$25.32		$36.95	$39.61		$38.94		$31.41

Income (loss) from investment operations:
Net investment loss[b]	(.31)		(.58)		(.41)	(.09)[d]		(.63)		(.55)
Net gain (loss) on securities (realized and unrealized)	3.19		14.83		(10.77)	(2.42)		1.30		8.08

Total from investment operations	2.88		14.25		(11.18)	(2.51)		.67		7.53

Less distributions:
Distributions from net investment income	—		—		(.45)	(.15)		—		—

Total distributions	—		—		(.45)	(.15)		—		—

Net asset value, end of period	$42.45		$39.57		$25.32	$36.95		$39.61		$38.94

Total Return[c]	7.28%		56.28%		(29.99% )	(6.40%	)	1.72%		23.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,351		$3,908		$3,604	$1,364		$863		$3,696

Ratios to average net assets:
Net investment loss	(1.59%	)	(1.74%	)	(1.43% )	(0.21%	)[e]	(1.60%	)	(1.58%	)
Total expenses	1.88%		1.88%		1.87%	1.88%		1.87%		1.85%

Portfolio turnover rate	123%		443%		550%	870%		864%		1,371%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	71

2

  INTERNET FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
A-Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$40.12		$25.62		$37.29	$39.87		$39.07		$31.45

Income (loss) from investment operations:
Net investment loss[b]	(.24)		(.50)		(.33)	(.19)[d]		(.52)		(.50)
Net gain (loss) on securities (realized and unrealized)	3.23		15.00		(10.89)	(2.24)		1.32		8.12

Total from investment operations	2.99		14.50		(11.22)	(2.43)		.80		7.62

Less distributions:
Distributions from net investment income	—		—		(.45)	(.15)		—		—

Total distributions	—		—		(.45)	(.15)		—		—

Net asset value, end of period	$43.11		$40.12		$25.62	$37.29		$39.87		$39.07

Total Return[c]	7.45%		56.60%		(29.82% )	(6.16%	)	2.05%		24.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,126		$2,989		$91	$116		$139		$470

Ratios to average net assets:
Net investment loss	(1.23%	)	(1.44%	)	(1.07% )	(0.44%	)[e]	(1.37%	)	(1.36%	)
Total expenses	1.62%		1.63%		1.62%	1.63%		1.61%		1.63%

Portfolio turnover rate	123%		443%		550%	870%		864%		1,371%

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,		March 31,		March 31,
C-Class	2010	[a]	2010		2009	2008		2007		2006

Per Share Data
Net asset value, beginning of period	$38.17		$24.56		$36.01	$38.79		$38.30		$31.06

Income (loss) from investment operations:
Net investment loss[b]	(.39)		(.66)		(.59)	(.38)[d]		(.78)		(.73)
Net gain (loss) on securities (realized and unrealized)	3.06		14.27		(10.41)	(2.25)		1.27		7.97

Total from investment operations	2.67		13.61		(11.00)	(2.63)		.49		7.24

Less distributions:
Distributions from net investment income	—		—		(.45)	(.15)		—		—

Total distributions	—		—		(.45)	(.15)		—		—

Net asset value, end of period	$40.84		$38.17		$24.56	$36.01		$38.79		$38.30

Total Return[c]	7.00%		55.42%		(30.28% )	(6.84%	)	1.28%		23.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,375		$1,057		$602	$1,608		$1,017		$2,273

Ratios to average net assets:
Net investment loss	(2.08%	)	(2.00%	)	(1.95% )	(0.89%	)[e]	(2.10%	)	(2.09%	)
Total expenses	2.38%		2.38%		2.38%	2.37%		2.36%		2.35%

Portfolio turnover rate	123%		443%		550%	870%		864%		1,371%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Net investment income per share includes $0.88, $0.84, $0.83, and $0.81 for Investor Class, Advisor Class, A-Class, and C-Class, respectively, resulting from a special dividend from Palm, Inc. on October 25, 2007.

[e]	Net investment income (loss) to average assets includes 1.91% for Investor Class, Advisor Class, A-Class, and C-Class, resulting from a special dividend from Palm, Inc. on October 25, 2007.
72	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

FUND PROFILE (Unaudited)
September 30, 2010

LEISURE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

McDonald’s Corp.	4.7%
Walt Disney Co.	3.9%
Comcast Corp. — Class A	3.6%
DIRECTV — Class A	3.4%
Carnival Corp.	3.0%
News Corp. — Class A	3.0%
Time Warner, Inc.	2.9%
Las Vegas Sands Corp.	2.9%
Yum! Brands, Inc.	2.5%
Viacom, Inc. — Class B	2.4%

Top Ten Total	32.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	73

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  LEISURE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 95.2%
McDonald’s Corp.	9,510	$708,589
Walt Disney Co.	18,030	596,973
Comcast Corp. — Class A	29,493	533,233
DIRECTV — Class A*	12,116	504,389
Carnival Corp.	11,869	453,515
News Corp. — Class A*	33,661	439,613
Time Warner, Inc.	14,171	434,341
Las Vegas Sands Corp.*	12,008	418,478
Yum! Brands, Inc.	8,037	370,184
Viacom, Inc. — Class B	10,019	362,588
Time Warner Cable, Inc. — Class A	6,131	331,013
Starbucks Corp.	12,497	319,673
Marriott International, Inc. — Class A	7,762	278,112
Discovery Communications, Inc. — Class A*	6,224	271,054
McGraw-Hill Companies, Inc.	7,955	262,993
CBS Corp. — Class B	16,264	257,947
Starwood Hotels & Resorts Worldwide, Inc.	4,831	253,869
Wynn Resorts Ltd.	2,908	252,327
Virgin Media, Inc.	10,493	241,549
Liberty Global, Inc. — Class A*	7,518	231,630
Mattel, Inc.	9,705	227,679
Cablevision Systems Corp. — Class A	8,392	219,786
Scripps Networks Interactive, Inc. — Class A	4,608	219,249
DISH Network Corp. — Class A	11,097	212,619
Royal Caribbean Cruises Ltd.*	6,473	204,094
Harley-Davidson, Inc.	7,098	201,867
Thomson Reuters Corp.	5,365	201,349
Hasbro, Inc.	4,447	197,936
Liberty Media Corp.- Capital*	3,649	189,967
Chipotle Mexican Grill, Inc. — Class A*	1,101	189,372
Darden Restaurants, Inc.	4,310	184,382
Wyndham Worldwide Corp.	6,618	181,796
MGM Resorts International*	14,684	165,636
Ctrip.com International Ltd. ADR*	3,397	162,207
Burger King Holdings, Inc.	6,610	157,847
Liberty Media Corp. - Starz*	2,412	156,491
DreamWorks Animation SKG, Inc. — Class A*	4,442	141,744
International Game Technology	9,727	140,555
Washington Post Co. — Class B	341	136,199
Panera Bread Co. — Class A*	1,508	133,624
Grupo Televisa S.A. ADR	6,902	130,586
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	25,050	127,505

		MARKET
	SHARES	VALUE

Tim Hortons, Inc.	3,470	$126,343
Penn National Gaming, Inc.*	4,195	124,214
Choice Hotels International, Inc.	3,218	117,328
Brinker International, Inc.	6,187	116,687
Polaris Industries, Inc.	1,770	115,227
Gannett Company, Inc.	9,245	113,066
Cinemark Holdings, Inc.	6,478	104,296
WMS Industries, Inc.*	2,732	104,007
Regal Entertainment Group — Class A	7,867	103,215
Life Time Fitness, Inc.*	2,600	102,622
Bally Technologies, Inc.*	2,894	101,145
Central European Media Enterprises Ltd. — Class A*	4,036	100,698
Cheesecake Factory, Inc.*	3,716	98,363
Gaylord Entertainment Co.*	3,160	96,380
Valassis Communications, Inc.*	2,805	95,061
Meredith Corp.	2,723	90,703
Live Nation Entertainment, Inc.*	9,107	89,977
Vail Resorts, Inc.*	2,318	86,971
Madison Square Garden, Inc. — Class A*	4,113	86,702
Cracker Barrel Old Country Store, Inc.	1,655	84,008
Brunswick Corp.	5,462	83,132
Jack in the Box, Inc.*	3,874	83,059
Imax Corp.*	4,913	82,833
PF Chang’s China Bistro, Inc.	1,716	79,279
Texas Roadhouse, Inc. — Class A*	5,555	78,103
Ameristar Casinos, Inc.	4,386	76,536
Eastman Kodak Co.*	17,380	72,996
Pool Corp.	3,556	71,369
New York Times Co. — Class A*	9,196	71,177

Total Consumer Discretionary		14,160,057

INFORMATION TECHNOLOGY - 4.3%
Activision Blizzard, Inc.	25,108	271,668
Electronic Arts, Inc.*	10,857	178,381
Perfect World Company Ltd. ADR*	4,025	103,282
Shanda Interactive Entertainment Ltd. ADR*	2,260	88,479

Total Information Technology		641,810

Total Common Stocks (Cost $12,334,478)		$14,801,867

74	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  LEISURE FUND

		MARKET
	SHARES	VALUE

WARRANTS†† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	350	$18

Total Warrants (Cost $—)		18

Total Investments - 99.5% (Cost $12,334,478)		$14,801,885

Cash & Other Assets, Less Liabilities – 0.5%		75,335

Total Net Assets – 100.0%		$14,877,220

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5. ADR — American Depository Receipt
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	75

  LEISURE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$14,801,885

Total investments	14,801,885
Receivables:
Fund shares sold	4,207,501
Dividends	5,891

Total assets	19,015,277

Liabilities:
Overdraft due to custodian bank	5,850
Payable for:
Securities purchased	3,233,672
Fund shares redeemed	876,877
Management fees	8,548
Custodian fees	332
Transfer agent/maintenance fees	2,514
Distribution and service fees	1,614
Portfolio accounting fees	1,006
Other	7,644

Total liabilities	4,138,057

Net assets	$14,877,220

Net assets consist of:
Paid in capital	19,564,032
Accumulated net investment loss	(52,887)
Accumulated net realized loss on sale of investments	(7,101,332)
Net unrealized appreciation in value of investments	2,467,407

Net assets	14,877,220

Investor Class:
Net assets	$11,580,969
Capital shares outstanding	412,838
Net asset value per share	$28.05

Advisor Class:
Net assets	$756,117
Capital shares outstanding	28,778
Net asset value per share	$26.27

A-Class:
Net assets	$1,350,924
Capital shares outstanding	50,714
Net asset value per share	$26.64

Maximum offering price per share*	$27.97

C-Class:
Net assets	$1,189,210
Capital shares outstanding	46,501
Net asset value per share	$25.57

Investments, at cost	$12,334,478

Total cost	$12,334,478
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $259)	$77,110
Interest	107

Total investment income	77,217

Expenses:
Management fees	72,355
Transfer agent and administrative fees	21,281
Distribution and Service Fees:
Advisor Class	4,179
A-Class	1,656
C-Class	6,478
Portfolio accounting fees	8,512
Trustees’ fees**	809
Miscellaneous	14,834

Total expenses	130,104

Net investment loss	(52,887)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,241,427)

Net realized loss	(1,241,427)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	195,331

Net unrealized appreciation	195,331

Net loss	(1,046,096)

Net decrease in net assets resulting from operations	$(1,098,983)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  LEISURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(52,887)	$(845)
Net realized gain (loss) during the period on investments	(1,241,427)	503,279
Net unrealized appreciation during the period on investments	195,331	2,073,611

Net increase (decrease) in net assets resulting from operations	(1,098,983)	2,576,045

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	86,925,820	53,130,447
Advisor Class	11,184,802	7,271,169
A-Class	1,720,844	1,301,093
C-Class	12,178,980	12,727,164
Cost of shares redeemed
Investor Class	(87,801,341)	(46,005,393)
Advisor Class	(11,264,647)	(6,947,713)
A-Class	(845,657)	(954,546)
C-Class	(11,838,280)	(12,035,560)

Net increase from capital share transactions	260,521	8,486,661

Net increase (decrease) in net assets	(838,462)	11,062,706

Net assets:
Beginning of period	15,715,682	4,652,976

End of period	$14,877,220	$15,715,682

Accumulated net investment loss at end of period	$(52,887)	$—

Capital share activity:
Shares sold
Investor Class	3,126,985	2,292,342
Advisor Class	438,115	366,181
A-Class	65,028	57,242
C-Class	480,203	640,225
Shares redeemed
Investor Class	(3,194,021)	(2,080,802)
Advisor Class	(452,382)	(348,824)
A-Class	(33,035)	(40,237)
C-Class	(470,579)	(611,956)

Total capital share activity	(39,686)	274,171

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	77

  LEISURE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
Investor Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$27.48		$15.40	$31.72	$35.87	$32.56		$30.50

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		.03	.01	.09	(—)[c]		(.07)
Net gain (loss) on securities (realized and unrealized)	.64		12.05	(16.33)	(4.24)	3.31		2.13

Total from investment operations	.57		12.08	(16.32)	(4.15)	3.31		2.06

Net asset value, end of period	$28.05		$27.48	$15.40	$31.72	$35.87		$32.56

Total Return[d]	2.07%		78.44%	(51.45% )	(11.57% )	10.17%		6.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,581		$13,186	$4,132	$3,283	$9,130		$16,418

Ratios to average net assets:
Net investment income (loss)	(0.53%	)	0.13%	0.05%	0.24%	(0.01%	)	(0.25%	)
Total expenses	1.38%		1.37%	1.37%	1.39%	1.37%		1.34%

Portfolio turnover rate	599%		943%	1,529%	646%	675%		734%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
Advisor Class	2010	[a]	2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$25.81		$14.53		$30.06	$34.14	$31.15		$29.34

Income (loss) from investment operations:
Net investment loss[b]	(.11)		(.11)		(.03)	(.07)	(.10)		(.32)
Net gain (loss) on securities (realized and unrealized)	.57		11.39		(15.50)	(4.01)	3.09		2.13

Total from investment operations	.46		11.28		(15.53)	(4.08)	2.99		1.81

Net asset value, end of period	$26.27		$25.81		$14.53	$30.06	$34.14		$31.15

Total Return[d]	1.78%		77.63%		(51.66% )	(11.95% )	9.60%		6.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$756		$1,111		$373	$1,611	$4,903		$5,372

Ratios to average net assets:
Net investment loss	(0.86%	)	(0.56%	)	(0.11% )	(0.22% )	(0.32%	)	(1.10%	)
Total expenses	1.89%		1.88%		1.88%	1.89%	1.87%		1.80%

Portfolio turnover rate	599%		943%		1,529%	646%	675%		734%
78	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  LEISURE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
A-Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$26.13		$14.67	$30.30	$34.32	$31.24		$29.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		.17	(.04)	(.07)	(.14)		(.14)
Net gain (loss) on securities (realized and unrealized)	.58		11.29	(15.59)	(3.95)	3.22		2.04

Total from investment operations	.51		11.46	(15.63)	(4.02)	3.08		1.90

Net asset value, end of period	$26.64		$26.13	$14.67	$30.30	$34.32		$31.24

Total Return[d]	1.95%		78.12%	(51.58% )	(11.71% )	9.86%		6.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,351		$489	$25	$206	$2,198		$68

Ratios to average net assets:
Net investment income (loss)	(0.51%	)	0.74%	(0.16% )	(0.20% )	(0.41%	)	(0.49%	)
Total expenses	1.63%		1.63%	1.63%	1.67%	1.60%		1.60%

Portfolio turnover rate	599%		943%	1,529%	646%	675%		734%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
C-Class	2010	[a]	2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$25.19		$14.26		$29.66	$33.86	$31.05		$29.39

Income (loss) from investment operations:
Net investment loss[b]	(.17)		(.22)		(.18)	(.28)	(.31)		(.40)
Net gain (loss) on securities (realized and unrealized)	.55		11.15		(15.22)	(3.92)	3.12		2.06

Total from investment operations	.38		10.93		(15.40)	(4.20)	2.81		1.66

Net asset value, end of period	$25.57		$25.19		$14.26	$29.66	$33.86		$31.05

Total Return[d]	1.51%		76.65%		(51.92% )	(12.40% )	9.05%		5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,189		$929		$123	$430	$3,091		$997

Ratios to average net assets:
Net investment loss	(1.34%	)	(1.01%	)	(0.78% )	(0.81% )	(0.96%	)	(1.40%	)
Total expenses	2.38%		2.38%		2.38%	2.40%	2.36%		2.32%

Portfolio turnover rate	599%		943%		1,529%	646%	675%		734%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	79

FUND PROFILE (Unaudited)
September 30, 2010

PRECIOUS METALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Inception: December 1, 1993

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc. — Class B	14.4%
Newmont Mining Co.	7.4%
Barrick Gold Corp.	7.3%
Goldcorp, Inc.	6.1%
Agnico-Eagle Mines Ltd.	4.8%
Silver Wheaton Corp.	4.7%
Yamana Gold, Inc.	4.0%
Southern Copper Co.	3.7%
Kinross Gold Corp.	3.5%
Randgold Resources Ltd. ADR	3.3%

Top Ten Total	59.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
80	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  PRECIOUS METALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.7%

MATERIALS - 99.7%
Freeport-McMoRan Copper & Gold, Inc. — Class B	381,500	$32,576,285
Newmont Mining Co.	266,841	16,760,283
Barrick Gold Corp.	357,047	16,527,706
Goldcorp, Inc.	318,290	13,851,981
Agnico-Eagle Mines Ltd.	153,681	10,915,961
Silver Wheaton Corp.*	400,381	10,670,154
Yamana Gold, Inc.	789,659	9,002,113
Southern Copper Co.	236,017	8,288,917
Kinross Gold Corp.	415,002	7,797,888
Randgold Resources Ltd. ADR	74,099	7,518,084
Gold Fields Ltd. ADR	464,546	7,093,617
Eldorado Gold Corp.	378,600	7,000,314
AngloGold Ashanti Ltd. ADR	150,260	6,948,022
Hecla Mining Co.*	1,057,627	6,684,203
Coeur d’Alene Mines Corp.*	335,141	6,676,009
Titanium Metals Corp.*	317,447	6,336,242
Stillwater Mining Co.*	352,931	5,943,358
IAMGOLD Corp.	329,506	5,835,551
Cia de Minas Buenaventura S.A. ADR	128,779	5,818,235
Harmony Gold Mining Company Ltd. ADR	413,549	4,668,968
Pan American Silver Corp.	155,870	4,612,193
Newcrest Mining, Ltd. ADR	116,130	4,471,005
Royal Gold, Inc.	79,438	3,959,190
Silver Standard Resources, Inc.*	127,916	2,555,762
Gammon Gold, Inc.*	331,163	2,321,453
Silvercorp Metals, Inc.	279,280	2,312,438
Novagold Resources, Inc.*	263,165	2,300,062
New Gold, Inc.*	275,500	1,854,115
Allied Nevada Gold Corp.*	59,808	1,584,912
Seabridge Gold, Inc.*	50,519	1,448,885
Jaguar Mining, Inc.*	178,856	1,162,564

Total Materials		225,496,470

Total Common Stocks (Cost $104,302,528)		225,496,470

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,[1] - 0.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$901,519	$901,519

Total Repurchase Agreement (Cost $901,519)		901,519

Total Investments - 100.1% (Cost $105,204,047)		$226,397,989

Liabilities, Less Cash & Other Assets – (0.1)%		(176,051)

Total Net Assets – 100.0%		$226,221,938

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	81

2

  PRECIOUS METALS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$225,496,470
Repurchase agreement, at value	901,519

Total investments	226,397,989
Cash	38,879
Receivables:
Fund shares sold	38,469,409
Dividends	38,086

Total assets	264,944,363

Liabilities:
Payable for:
Securities purchased	35,328,727
Fund shares redeemed	3,066,202
Management fees	115,140
Custodian fees	5,166
Transfer agent/maintenance fees	38,380
Distribution and service fees	37,248
Portfolio accounting fees	15,352
Other	116,210

Total liabilities	38,722,425

Net assets	$226,221,938

Net assets consist of:
Paid in capital	167,030,807
Accumulated net investment loss	(711,340)
Accumulated net realized loss on sale of investments	(61,291,471)
Net unrealized appreciation in value of investments	121,193,942

Net assets	226,221,938

Investor Class:
Net assets	$161,154,151
Capital shares outstanding	2,146,137
Net asset value per share	$75.09

Advisor Class:
Net assets	$15,167,035
Capital shares outstanding	209,063
Net asset value per share	$72.55

A-Class:
Net assets	$16,358,749
Capital shares outstanding	222,124
Net asset value per share	$73.65

Maximum offering price per share*	$77.32

C-Class:
Net assets	$33,542,003
Capital shares outstanding	489,867
Net asset value per share	$68.47

Investments, at cost	$104,302,528
Repurchase agreement, at cost	901,519

Total cost	$105,204,047
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $35,631)	$865,910
Interest	1,198

Total investment income	867,108

Expenses:
Management fees	805,234
Transfer agent and administrative fees	268,412
Distribution and Service Fees:
Advisor Class	52,444
A-Class	16,114
C-Class	139,252
Portfolio accounting fees	106,843
Trustees’ fees**	7,403
Miscellaneous	182,746

Total expenses	1,578,448

Net investment loss	(711,340)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	6,447,247

Net realized gain	6,447,247

Net unrealized appreciation (depreciation) during the period on:
Investment securities	25,865,545

Net unrealized appreciation	25,865,545

Net realized and unrealized gain	32,312,792

Net increase in net assets resulting from operations	$31,601,452

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
82	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(711,340)	$(2,166,985)
Net realized gain during the period on investments	6,447,247	13,492,994
Net unrealized appreciation during the period on investments	25,865,545	13,352,516

Net increase in net assets resulting from operations	31,601,452	24,678,525

Distributions to shareholders from:
Net realized gain
Investor Class	—	(318,313)
Advisor Class	—	(23,497)
A-Class	—	(13,966)
C-Class	—	(35,730)
Return of Capital
Investor Class	—	(261,414)
Advisor Class	—	(19,297)
A-Class	—	(11,470)
C-Class	—	(29,343)

Total distributions to shareholders	—	(713,030)

Capital share transactions:
Proceeds from sale of shares
Investor Class	415,883,298	915,789,879
Advisor Class	188,231,708	322,513,759
A-Class	16,188,936	20,994,273
C-Class	78,571,991	154,061,224
Distributions reinvested
Investor Class	—	567,650
Advisor Class	—	42,644
A-Class	—	21,122
C-Class	—	62,132
Cost of shares redeemed
Investor Class	(387,364,386)	(979,875,546)
Advisor Class	(196,631,994)	(316,640,330)
A-Class	(10,423,197)	(22,945,686)
C-Class	(73,964,511)	(156,178,689)

Net increase (decrease) from capital share transactions	30,491,845	(61,587,568)

Net increase (decrease) in net assets	62,093,297	(37,622,073)

Net assets:
Beginning of period	164,128,641	201,750,714

End of period	$226,221,938	$164,128,641

Accumulated net investment loss at end of period	$(711,340)	$—

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	83

  PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010
Capital share activity:
Shares sold
Investor Class	6,228,691	16,254,367
Advisor Class	2,981,747	5,449,720
A-Class	244,367	375,253
C-Class	1,296,845	2,894,055
Shares reinvested
Investor Class	—	8,519
Advisor Class	—	661
A-Class	—	323
C-Class	—	1,015
Shares redeemed
Investor Class	(5,921,819)	(17,891,314)
Advisor Class	(3,085,053)	(5,405,181)
A-Class	(161,161)	(422,541)
C-Class	(1,222,062)	(2,956,535)

Total capital share activity	361,555	(1,691,658)

84	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,		March 31,		March 31,
Investor Class	2010[a]		2010	2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$61.73		$46.36	$69.89	$56.21		$54.50		$35.64

Income (loss) from investment operations:
Net investment loss[b]	(.16)		(.44)	(.23)	(.37)		(.03)		(.07)
Net gain (loss) on securities (realized and unrealized)	13.52		15.96	(23.30)	14.05		1.74		18.93

Total from investment operations	13.36		15.52	(23.53)	13.68		1.71		18.86

Less distributions:
Distributions from realized gains	—		(.08)	—	—		—		—
Return of capital	—		(.07)	—	—		—		—

Total distributions	—		(.15)	—	—		—		—

Net asset value, end of period	$75.09		$61.73	$46.36	$69.89		$56.21		$54.50

Total Return[c]	21.64%		33.44%	(33.67% )	24.34%		3.14%		52.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,154		$113,546	$160,759	$149,805		$149,876		$213,017

Ratios to average net assets:
Net investment loss	(0.48%	)	(0.76% )	(0.48% )	(0.58%	)	(0.05%	)	(0.16%	)
Total expenses	1.28%		1.28%	1.28%	1.27%		1.26%		1.24%

Portfolio turnover rate	178%		383%	245%	203%		259%		277%

	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,		March 31,		March 31,
Advisor Class	2010[a]		2010	2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$59.79		$45.12	$68.36	$55.24		$53.83		$35.37

Income (loss) from investment operations:
Net investment loss[b]	(.29)		(.79)	(.50)	(.69)		(.27)		(.28)
Net gain (loss) on securities (realized and unrealized)	13.05		15.61	(22.74)	13.81		1.68		18.74

Total from investment operations	12.76		14.82	(23.24)	13.12		1.41		18.46

Less distributions:
Distributions from realized gains	—		(.08)	—	—		—		—
Return of capital	—		(.07)	—	—		—		—

Total distributions	—		(.15)	—	—		—		—

Net asset value, end of period	$72.55		$59.79	$45.12	$68.36		$55.24		$53.83

Total Return[c]	21.34%		32.81%	(34.00% )	23.75%		2.62%		52.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,167		$18,677	$12,056	$11,817		$8,387		$14,087

Ratios to average net assets:
Net investment loss	(0.90%	)	(1.35% )	(1.02% )	(1.09%	)	(0.51%	)	(0.70%	)
Total expenses	1.78%		1.77%	1.77%	1.77%		1.76%		1.75%

Portfolio turnover rate	178%		383%	245%	203%		259%		277%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	85

  PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,		March 31,		March 31,
A-Class	2010[a]		2010	2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$60.63		$45.64	$68.96	$55.59		$54.03		$35.41

Income (loss) from investment operations:
Net investment loss[b]	(.23)		(.59)	(.36)	(.55)		(.15)		(.19)
Net gain (loss) on securities (realized and unrealized)	13.25		15.73	(22.96)	13.92		1.71		18.81

Total from investment operations	13.02		15.14	(23.32)	13.37		1.56		18.62

Less distributions:
Distributions from realized gains	—		(.08)	—	—		—		—
Return of capital	—		(.07)	—	—		—		—

Total distributions	—		(.15)	—	—		—		—

Net asset value, end of period	$73.65		$60.63	$45.64	$68.96		$55.59		$54.03

Total Return[c]	21.47%		33.14%	(33.82% )	24.05%		2.89%		52.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,359		$8,422	$8,484	$10,911		$4,778		$5,701

Ratios to average net assets:
Net investment loss	(0.71%	)	(1.04% )	(0.71% )	(0.84%	)	(0.28%	)	(0.43%	)
Total expenses	1.52%		1.52%	1.53%	1.52%		1.51%		1.52%

Portfolio turnover rate	178%		383%	245%	203%		259%		277%

	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,		March 31,		March 31,
C-Class	2010[a]		2010	2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$56.58		$42.92	$65.38	$53.12		$52.02		$34.37

Income (loss) from investment operations:
Net investment loss[b]	(.44)		(.97)	(.68)	(.97)		(.51)		(.46)
Net gain (loss) on securities (realized and unrealized)	12.33		14.78	(21.78)	13.23		1.61		18.11

Total from investment operations	11.89		13.81	(22.46)	12.26		1.10		17.65

Less distributions:
Distributions from realized gains	—		(.08)	—	—		—		—
Return of capital	—		(.07)	—	—		—		—

Total distributions	—		(.15)	—	—		—		—

Net asset value, end of period	$68.47		$56.58	$42.92	$65.38		$53.12		$52.02

Total Return[c]	21.04%		32.14%	(34.35% )	23.08%		2.11%		51.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,542		$23,483	$20,452	$26,319		$23,486		$24,266

Ratios to average net assets:
Net investment loss	(1.45%	)	(1.81% )	(1.43% )	(1.60%	)	(1.00%	)	(1.20%	)
Total expenses	2.27%		2.28%	2.27%	2.27%		2.26%		2.25%

Portfolio turnover rate	178%		383%	245%	203%		259%		277%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
86	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

RETAILING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)

Wal-Mart Stores, Inc.	7.0%
Amazon.com, Inc.	4.6%
Home Depot, Inc.	3.5%
CVS Caremark Corp.	3.2%
Target Corp.	3.0%
Walgreen Co.	3.0%
Lowe’s Companies, Inc.	2.8%
Costco Wholesale Corp.	2.7%
Priceline.com, Inc.	2.7%
Best Buy Company, Inc.	2.0%

Top Ten Total	34.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	87

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  RETAILING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.4%

CONSUMER DISCRETIONARY - 81.3%
Amazon.com, Inc.*	2,981	$468,196
Home Depot, Inc.	11,490	364,003
Target Corp.	5,826	311,341
Lowe’s Companies, Inc.	12,671	282,437
Priceline.com, Inc.*	782	272,402
Best Buy Company, Inc.	5,295	216,195
TJX Companies, Inc.	4,727	210,965
Kohl’s Corp.*	3,829	201,711
Staples, Inc.	9,223	192,945
Bed Bath & Beyond, Inc.*	4,127	179,154
AutoZone, Inc.*	780	178,551
Expedia, Inc.	5,926	167,172
The Gap, Inc.	8,827	164,535
NetFlix, Inc.*	1,014	164,430
Macy’s, Inc.	6,990	161,399
Dollar General Corp.*	5,363	156,868
Limited Brands, Inc.	5,727	153,369
CarMax, Inc.*	5,262	146,599
Liberty Media Corp.— Interactive*	10,369	142,159
Nordstrom, Inc.	3,778	140,542
Sears Holdings Corp.*	1,948	140,529
O’Reilly Automotive, Inc.*	2,616	139,171
Genuine Parts Co.	3,079	137,293
Dollar Tree, Inc.*	2,731	133,164
JC Penney Company, Inc.	4,763	129,458
Family Dollar Stores, Inc.	2,900	128,064
Tiffany & Co.	2,711	127,390
Ross Stores, Inc.	2,295	125,353
Advance Auto Parts, Inc.	2,049	120,235
Urban Outfitters, Inc.*	3,413	107,305
Guess?, Inc.	2,611	106,085
PetSmart, Inc.	3,028	105,980
AutoNation, Inc.*	4,513	104,927
Williams-Sonoma, Inc.	3,246	102,898
Abercrombie & Fitch Co. — Class A	2,501	98,339
Tractor Supply Co.	2,362	93,677
American Eagle Outfitters, Inc.	6,246	93,440
Dick’s Sporting Goods, Inc.*	3,213	90,093
LKQ Corp.*	4,215	87,672
GameStop Corp. — Class A*	4,446	87,631
Signet Jewelers Ltd.*	2,631	83,508
RadioShack Corp.	3,777	80,563
Big Lots, Inc.*	2,412	80,199
Foot Locker, Inc.	5,228	75,963
HSN, Inc.*	2,334	69,787
Ulta Salon Cosmetics & Fragrance, Inc.*	2,381	69,525

		MARKET
	SHARES	VALUE

Chico’s FAS, Inc.	6,326	$66,550
Dress Barn, Inc.*	2,765	65,669
Aeropostale, Inc.*	2,817	65,495
J Crew Group, Inc.*	1,913	64,315
Cabela’s, Inc.*	3,179	60,337
Men’s Wearhouse, Inc.	2,529	60,165
Rent-A-Center, Inc. — Class A	2,667	59,687
DSW, Inc. — Class A*	2,079	59,667
Dillard’s, Inc. — Class A	2,495	58,982
Childrens Place Retail Stores, Inc.*	1,201	58,573
Aaron’s, Inc.	3,165	58,394
Penske Automotive Group, Inc.*	4,332	57,182
Saks, Inc.*	6,590	56,674
Jo-Ann Stores, Inc.*	1,264	56,311
Jos A. Bank Clothiers, Inc.*	1,318	56,160
AnnTaylor Stores Corp.*	2,683	54,304
Gymboree Corp.*	1,284	53,337
Office Depot, Inc.*	11,522	53,001
Buckle, Inc.	1,830	48,568
hhgregg, Inc.*	1,929	47,762
Barnes & Noble, Inc.	2,899	46,993
OfficeMax, Inc.*	3,578	46,836
Collective Brands, Inc.*	2,897	46,758

Total Consumer Discretionary		8,294,942

CONSUMER STAPLES - 18.1%
Wal-Mart Stores, Inc.	13,352	714,599
CVS Caremark Corp.	10,323	324,865
Walgreen Co.	9,122	305,587
Costco Wholesale Corp.	4,312	278,081
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,147	148,186
BJ’s Wholesale Club, Inc.*	1,814	75,281

Total Consumer Staples		1,846,599

Total Common Stocks (Cost $8,344,618)		10,141,541

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$54,157	54,157

Total Repurchase Agreement (Cost $54,157)		54,157

Total Investments - 99.9% (Cost $8,398,775)		$10,195,698

Cash & Other Assets, Less Liabilities – 0.1%		10,597

Total Net Assets – 100.0%		$10,206,295

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
88	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  RETAILING FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$10,141,541
Repurchase agreement, at value	54,157

Total Investments	10,195,698
Receivables:
Fund shares sold	6,248,632
Dividends	1,664

Total assets	16,445,994

Liabilities:
Payable for:
Securities purchased	6,096,133
Fund shares redeemed	131,500
Management fees	2,704
Custodian fees	115
Transfer agent/maintenance fees	795
Distribution and service fees	1,350
Portfolio accounting fees	318
Other	6,784

Total liabilities	6,239,699

Net assets	$10,206,295

Net assets consist of:
Paid in capital	14,828,264
Undistributed net investment income	17,721
Accumulated net realized loss on sale of investments	(6,436,613)
Net unrealized appreciation in value of investments	1,796,923

Net assets	10,206,295

Investor Class:
Net assets	$7,900,856
Capital shares outstanding	621,622
Net asset value per share	$12.71

Advisor Class:
Net assets	$864,113
Capital shares outstanding	71,523
Net asset value per share	$12.08

A-Class:
Net assets	$107,996
Capital shares outstanding	8,799
Net asset value per share	$12.27

Maximum offering price per share*	$12.88

C-Class:
Net assets	$1,333,330
Capital shares outstanding	115,186
Net asset value per share	$11.58

Investments, at cost	$8,344,618
Repurchase agreement, at cost	54,157

Total cost	$8,398,775
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends	$55,965
Interest	63

Total investment income	56,028

Expenses:
Management fees	45,491
Transfer agent and administrative fees	13,380
Distribution and Service Fees:
Advisor Class	3,352
A-Class	851
C-Class	10,017
Portfolio accounting fees	5,352
Trustees’ fees**	601
Registration fees	4,730
Miscellaneous	4,610

Total expenses	88,384

Net investment loss	(32,356)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(95,296)

Net realized loss	(95,296)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,192,255)

Net unrealized depreciation	(1,192,255)

Net loss	(1,287,551)

Net decrease in net assets resulting from operations	$(1,319,907)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	89

3

  RETAILING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(32,356)	$50,077
Net realized gain (loss) during the period on investments	(95,296)	13,906,162
Net unrealized depreciation during the period on investments	(1,192,255)	(2,188,787)

Net increase (decrease) in net assets resulting from operations	(1,319,907)	11,767,452

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	55,257,435	231,519,396
Advisor Class	14,162,897	23,430,046
A-Class	2,454,750	824,746
C-Class	41,172,944	59,631,158
Cost of shares redeemed
Investor Class	(58,623,955)	(314,999,705)
Advisor Class	(15,515,772)	(22,343,021)
A-Class	(2,672,668)	(543,161)
C-Class	(41,224,057)	(59,624,643

Net decrease from capital share transactions	(4,988,426)	(82,105,184)

Net decrease in net assets	(6,308,333)	(70,337,732)

Net assets:
Beginning of period	16,514,628	86,852,360

End of period	$10,206,295	$16,514,628

Undistributed net investment income at end of period	$17,721	$50,077

Capital share activity:
Shares sold
Investor Class	4,469,883	22,245,116
Advisor Class	1,230,782	2,256,831
A-Class	214,777	83,532
C-Class	3,702,023	5,943,831
Shares redeemed
Investor Class	(4,794,259)	(31,199,256)
Advisor Class	(1,352,866)	(2,173,081)
A-Class	(238,038)	(57,371)
C-Class	(3,733,544)	(5,924,368)

Total capital share activity	(501,242)	(8,824,766)

90	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  RETAILING FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
Investor Class	2010	[a]	2010	2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$12.75		$8.58	$11.54	$14.47	$13.48		$12.30

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		.03	(.01)	(.04)	(.06)		(.08)
Net gain (loss) on securities (realized and unrealized)	(.01)		4.14	(2.95)	(2.89)	1.05		1.26

Total from investment operations	(.04)		4.17	(2.96)	(2.93)	.99		1.18

Net asset value, end of period	$12.71		$12.75	$8.58	$11.54	$14.47		$13.48

Total Return[c]	(0.31%	)	48.60%	(25.65% )	(20.25% )	7.34%		9.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,901		$12,060	$84,894	$3,152	$4,033		$7,608

Ratios to average net assets:
Net investment income (loss)	(0.41%	)	0.28%	(0.14% )	(0.27% )	(0.45%	)	(0.60%	)
Total expenses	1.39%		1.38%	1.32%	1.37%	1.36%		1.33%

Portfolio turnover rate	599%		1,049%	461%	1,205%	952%		1,163%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
Advisor Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$12.14		$8.20		$11.10	$13.97	$13.07		$11.99

Income (loss) from investment operations:
Net investment loss[b]	(.05)		(.06)		(.02)	(.12)	(.10)		(.15)
Net gain (loss) on securities (realized and unrealized)	(.01)		4.00		(2.88)	(2.75)	1.00		1.23

Total from investment operations	(.06)		3.94		(2.90)	(2.87)	.90		1.08

Net asset value, end of period	$12.08		$12.14		$8.20	$11.10	$13.97		$13.07

Total Return[c]	(0.49%	)	48.05%		(26.13% )	(20.54% )	6.89%		9.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$864		$2,350		$901	$800	$2,791		$3,385

Ratios to average net assets:
Net investment loss	(0.82%	)	(0.57%	)	(0.26% )	(0.89% )	(0.73%	)	(1.18%	)
Total expenses	1.88%		1.87%		1.88%	1.87%	1.86%		1.82%

Portfolio turnover rate	599%		1,049%		461%	1,205%	952%		1,163%
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	91

  RETAILING FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
A-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$12.31		$8.30		$11.18	$14.04	$13.10		$12.01

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(.01)		(.02)	(.10)	(.07)		(.11)
Net gain (loss) on securities (realized and unrealized)	(.02)		4.02		(2.86)	(2.76)	1.01		1.20

Total from investment operations	(.04)		4.01		(2.88)	(2.86)	.94		1.09

Net asset value, end of period	$12.27		$12.31		$ 8.30	$11.18	$14.04		$13.10

Total Return[c]	(0.32%	)	48.31%		(25.76% )	(20.37% )	7.18%		9.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108		$395		$49	$101	$385		$46

Ratios to average net assets:
Net investment loss	(0.40%	)	(0.12%	)	(0.17% )	(0.73% )	(0.54%	)	(0.87%	)
Total expenses	1.63%		1.62%		1.63%	1.63%	1.57%		1.59%

Portfolio turnover rate	599%		1,049%		461%	1,205%	952%		1,163%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
C-Class	2010	[a]	2010		2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$11.65		$7.92		$10.76	$13.62	$12.80		$11.80

Income (loss) from investment operations:
Net investment loss[b]	(.07)		(.10)		(.07)	(.17)	(.15)		(.20)
Net gain (loss) on securities (realized and unrealized)	.00		3.83		(2.77)	(2.69)	.97		1.20

Total from investment operations	(.07)		3.73		(2.84)	(2.86)	.82		1.00

Net asset value, end of period	$11.58		$11.65		$7.92	$10.76	$13.62		$12.80

Total Return[c]	(0.60%	)	47.10%		(26.39% )	(21.00% )	6.41%		8.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,333		$1,709		$1,008	$1,291	$2,650		$1,586

Ratios to average net assets:
Net investment loss	(1.16%	)	(1.08%	)	(0.76% )	(1.36% )	(1.17%	)	(1.65%	)
Total expenses	2.38%		2.38%		2.38%	2.37%	2.34%		2.34%

Portfolio turnover rate	599%		1,049%		461%	1,205%	952%		1,163%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
92	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
September 30, 2010

TECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Inception: April 14, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.3%
Google, Inc. — Class A	3.3%
International Business Machines Corp.	3.2%
Oracle Corp.	3.1%
Cisco Systems, Inc.	2.7%
Intel Corp.	2.3%
QUALCOMM, Inc.	2.3%
Hewlett-Packard Co.	2.2%
Baidu, Inc. ADR	1.9%

Top Ten Total	28.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	93

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.6%

INFORMATION TECHNOLOGY - 99.6%
Apple, Inc.*	3,524	$999,935
Microsoft Corp.	35,406	867,092
Google, Inc. — Class A*	1,550	814,974
International Business Machines Corp.	6,068	813,962
Oracle Corp.	28,743	771,750
Cisco Systems, Inc.*	30,598	670,096
Intel Corp.	31,234	600,629
QUALCOMM, Inc.	13,055	589,042
Hewlett-Packard Co.	13,492	567,608
Baidu, Inc. ADR*	4,340	445,371
Visa, Inc. — Class A	5,928	440,214
EMC Corp.*	19,963	405,449
Infosys Technologies Ltd. ADR	5,872	395,244
VMware, Inc. — Class A*	4,571	388,261
eBay, Inc.*	14,962	365,073
Texas Instruments, Inc.	13,426	364,382
Mastercard, Inc. — Class A	1,510	338,240
Corning, Inc.	17,920	327,577
Cognizant Technology Solutions Corp. — Class A*	4,605	296,884
Motorola, Inc.*	34,756	296,469
Dell, Inc.*	22,657	293,635
Research In Motion Ltd.*	5,791	281,964
Automatic Data Processing, Inc.	6,690	281,181
Nokia Oyj ADR	27,732	278,152
NetApp, Inc.*	5,530	275,339
Juniper Networks, Inc.*	8,840	268,294
Citrix Systems, Inc.*	3,892	265,590
Yahoo!, Inc.*	18,255	258,673
Broadcom Corp. — Class A	7,290	257,993
Salesforce.com, Inc.*	2,209	246,966
Intuit, Inc.*	5,596	245,161
Xerox Corp.	23,448	242,687
Netease.com ADR*	5,920	233,485
Applied Materials, Inc.	19,448	227,153
Tyco Electronics Ltd.	7,740	226,162
Western Union Co.	12,477	220,469
Activision Blizzard, Inc.	20,148	218,001
Symantec Corp.*	14,182	215,141
Alcatel-Lucent ADR	63,300	213,954
Agilent Technologies, Inc.*	6,378	212,834
F5 Networks, Inc.*	2,045	212,291
SAP AG ADR	4,218	207,990
CA, Inc.	9,845	207,926
Taiwan Semiconductor Manufacturing Company Ltd. ADR	20,300	205,842
McAfee, Inc.*	4,261	201,375
Adobe Systems, Inc.*	7,671	200,597
Altera Corp.	6,634	200,081

		MARKET
	SHARES	VALUE

Marvell Technology Group Ltd.*	11,340	$198,563
AU Optronics Corp. ADR	18,621	194,776
Fidelity National Information Services, Inc.	7,140	193,708
Red Hat, Inc.*	4,713	193,233
Amphenol Corp. — Class A	3,919	191,953
Paychex, Inc.	6,929	190,478
Analog Devices, Inc.	6,060	190,163
Akamai Technologies, Inc.*	3,753	188,326
Perfect World Company Ltd. ADR*	7,300	187,318
Fiserv, Inc.*	3,431	184,656
Check Point Software Technologies Ltd.*	4,983	184,022
ASML Holding N.V. — Class G	6,084	180,877
Telefonaktiebolaget LM Ericsson ADR	16,323	179,063
LG Display Company Ltd. ADR	10,240	178,586
Autodesk, Inc.*	5,516	176,347
BMC Software, Inc.*	4,264	172,607
Xilinx, Inc.	6,226	165,674
Teradata Corp.*	4,292	165,500
Linear Technology Corp.	5,338	164,037
KLA-Tencor Corp.	4,591	161,741
Rovi Corp.*	3,170	159,800
Computer Sciences Corp.	3,357	154,422
VeriSign, Inc.*	4,826	153,177
SanDisk Corp.*	4,171	152,867
Microchip Technology, Inc.	4,852	152,595
NVIDIA Corp.*	13,057	152,506
Amdocs Ltd.*	5,271	151,067
Maxim Integrated Products, Inc.	7,843	145,174
Electronic Arts, Inc.*	8,707	143,056
Dolby Laboratories, Inc. — Class A*	2,509	142,536
SAIC, Inc.*	8,878	141,870
Western Digital Corp.*	4,960	140,814
Harris Corp.	3,178	140,754
Micron Technology, Inc.*	19,443	140,184
Lam Research Corp.*	3,347	140,072
Avago Technologies Ltd.*	6,155	138,549
Equinix, Inc.*	1,348	137,968
Cree, Inc.*	2,434	132,142
Flextronics International Ltd.*	21,544	130,126
Seagate Technology plc*	10,866	128,001
Synopsys, Inc.*	4,990	123,602
Nuance Communications, Inc.*	7,896	123,493
Avnet, Inc.*	4,512	121,869
Advanced Micro Devices, Inc.*	16,895	120,123
FLIR Systems, Inc.*	4,490	115,393
Global Payments, Inc.	2,689	115,331
Molex, Inc.	5,430	113,650
Arrow Electronics, Inc.*	4,200	112,266
Alliance Data Systems Corp.*	1,690	110,289
ON Semiconductor Corp.*	14,988	108,063

94	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

Lender Processing Services, Inc.	3,205	$106,502
National Semiconductor Corp.	7,806	99,683
LSI Corp.*	21,585	98,428

Total Information Technology		25,145,188

Total Common Stocks
(Cost $17,539,199)		25,145,188

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$144,937	$144,937

Total Repurchase Agreement
(Cost $144,937)		144,937

Total Investments - 100.2%
(Cost $17,684,136)		$25,290,125

Liabilities, Less Cash & Other Assets – (0.2)%		(45,378)

Total Net Assets – 100.0%		$25,244,747

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	95

  TECHNOLOGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$25,145,188
Repurchase agreement, at value	144,937

Total investments	25,290,125
Receivables:
Fund shares sold	6,068,614
Dividends	9,838

Total assets	31,368,577

Liabilities:
Payable for:
Securities purchased	4,574,911
Fund shares redeemed	1,497,379
Management fees	17,251
Custodian fees	690
Transfer agent/maintenance fees	5,074
Distribution and service fees	5,533
Portfolio accounting fees	2,029
Other	20,963

Total liabilities	6,123,830

Net assets	$25,244,747

Net assets consist of:
Paid in capital	56,404,620
Accumulated net investment loss	(141,034)
Accumulated net realized loss on sale of investments	(38,624,828)
Net unrealized appreciation in value of investments	7,605,989

Net assets	25,244,747

Investor Class:
Net assets	$18,574,180
Capital shares outstanding	1,547,592
Net asset value per share	$12.00

Advisor Class:
Net assets	$2,026,860
Capital shares outstanding	178,795
Net asset value per share	$11.34

A-Class:
Net assets	$2,069,355
Capital shares outstanding	180,811
Net asset value per share	$11.44

Maximum offering price per share*	$12.01

C-Class:
Net assets	$2,574,352
Capital shares outstanding	234,347
Net asset value per share	$10.99

Investments, at cost	$17,539,199
Repurchase agreement, at cost	144,937

Total cost	$17,684,136
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,637)	$203,677
Interest	231

Total investment income	203,908

Expenses:
Management fees	179,389
Transfer agent and administrative fees	52,761
Distribution and Service Fees:
Advisor Class	34,810
A-Class	2,660
C-Class	16,215
Portfolio accounting fees	21,104
Trustees’ fees**	2,087
Miscellaneous	35,916

Total expenses	344,942

Net investment loss	(141,034)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	6,408,880

Net realized gain	6,408,880

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(8,263,529)

Net unrealized depreciation	(8,263,529)

Net loss	(1,854,649)

Net decrease in net assets resulting from operations	$(1,995,683)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

96	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(141,034)	$(339,603)
Net realized gain during the period on investments	6,408,880	1,770,571
Net unrealized appreciation (depreciation) during the period on investments	(8,263,529)	13,057,669

Net increase (decrease) in net assets resulting from operations	(1,995,683)	14,488,637

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	42,464,802	140,714,130
Advisor Class	13,003,391	42,864,952
A-Class	2,155,239	12,309,707
C-Class	53,076,236	62,125,549
Cost of shares redeemed
Investor Class	(60,172,801)	(124,009,356)
Advisor Class	(28,254,819)	(30,029,626)
A-Class	(3,924,529)	(11,211,951)
C-Class	(54,122,892)	(60,755,874)

Net increase (decrease) from capital share transactions	(35,775,373)	32,007,531

Net increase (decrease) in net assets	(37,771,056)	46,496,168

Net assets:
Beginning of period	63,015,803	16,519,635

End of period	$25,244,747	$63,015,803

Accumulated net investment loss at end of period	$(141,034)	$—

Capital share activity:
Shares sold
Investor Class	3,653,537	13,517,205
Advisor Class	1,200,508	4,325,684
A-Class	187,633	1,248,922
C-Class	4,999,719	6,099,863
Shares redeemed
Investor Class	(5,212,896)	(11,917,824)
Advisor Class	(2,598,832)	(3,009,928)
A-Class	(349,408)	(1,132,707)
C-Class	(5,101,940)	(5,950,283)

Total capital share activity	(3,221,679)	3,180,932

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	97

  TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
Investor Class	2010	[a]	2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$12.03		$7.70		$11.77	$12.53	$12.35		$10.35

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(.05)		(.03)	(.10)	(.11)		(.09)
Net gain (loss) on securities (realized and unrealized)	(.01)		4.38		(4.04)	(.66)	.29		2.12

Total from investment operations	(.03)		4.33		(4.07)	(.76)	.18		2.03

Less distributions:
Distributions from net investment income	—		—		—	—	—		(.03)

Total distributions	—		—		—	—	—		(.03)

Net asset value, end of period	$12.00		$12.03		$7.70	$11.77	$12.53		$12.35

Total Return[c]	(0.25%	)	56.23%		(34.58% )	(6.07% )	1.46%		19.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,574		$37,391		$11,601	$9,916	$14,274		$21,182

Ratios to average net assets:
Net investment loss	(0.42%	)	(0.52%	)	(0.29% )	(0.72% )	(0.91%	)	(0.79% )
Total expenses	1.38%		1.38%		1.37%	1.37%	1.36%		1.33

Portfolio turnover rate	151%		335%		564%	694%	684%		666%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
Advisor Class	2010[a]		2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$11.39		$7.32		$11.27	$12.05	$11.94		$10.06

Income (loss) from investment operations:
Net investment loss[b]	(.05)		(.11)		(.05)	(.15)	(.16)		(.14)
Net gain (loss) on securities (realized and unrealized)	.00		4.18		(3.90)	(.63)	.27		2.05

Total from investment operations	(.05)		4.07		(3.95)	(.78)	.11		1.91

Less distributions:
Distributions from net investment income	—		—		—	—	—		(.03)

Total distributions	—		—		—	—	—		(.03)

Net asset value, end of period	$11.34		$11.39		$7.32	$11.27	$12.05		$11.94

Total Return[c]	(0.44%	)	55.60%		(35.05% )	(6.47% )	0.92%		19.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,027		$17,969		$1,914	$2,077	$4,807		$12,737

Ratios to average net assets:
Net investment loss	(0.89%	)	(1.04%	)	(0.53% )	(1.16% )	(1.41%	)	(1.32% )
Total expenses	1.88%		1.87%		1.87%	1.88%	1.86%		1.84%

Portfolio turnover rate	151%		335%		564%	694%	684%		666%
98	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,	March 31,		March 31,	March 31,	March 31,		March 31,
A-Class	2010[a]	2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$11.49	$7.37		$11.32	$12.09	$11.95		$10.07

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.08)		(.04)	(.11)	(.14)		(.13)
Net gain (loss) on securities (realized and unrealized)	(.01)	4.20		(3.91)	(.66)	.28		2.04

Total from investment operations	(.05)	4.12		(3.95)	(.77)	.14		1.91

Less distributions:
Distributions from net investment income	—	—		—	—	—		(.03)

Total distributions	—	—		—	—	—		(.03)

Net asset value, end of period	$11.44	$11.49		$7.37	$11.32	$12.09		$11.95

Total Return[c]	(0.44% )	55.90%		(34.89% )	(6.37% )	1.17%		(19.00% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,069	$3,936		$1,669	$546	$278		$633

Ratios to average net assets:
Net investment loss	(0.66% )	(0.78%	)	(0.41% )	(0.86% )	(1.18%	)	(1.15% )
Total expenses	1.63%	1.63%		1.63%	1.60%	1.61%		1.63%

Portfolio turnover rate	151%	335%		564%	694%	684%		666%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,		March 31,	March 31,	March 31,		March 31,
C-Class	2010[a]		2010		2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$11.05		$7.14		$11.04	$11.87	$11.81		$10.01

Income (loss) from investment operations:
Net investment loss[b]	(.08)		(.14)		(.12)	(.21)	(.22)		(.21)
Net gain (loss) on securities (realized and unrealized)	.02		4.05		(3.78)	(.62)	.28		2.04

Total from investment operations	(.06)		3.91		(3.90)	(.83)	.06		1.83

Less distributions:
Distributions from net investment income	—		—		—	—	—		(.03)

Total distributions	—		—		—	—	—		(.03)

Net asset value, end of period	$10.99		$11.05		$7.14	$11.04	$11.87		$11.81

Total Return[c]	(0.63%	)	54.76%		(35.33% )	(6.99% )	0.51%		18.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,574		$3,719		$1,335	$2,448	$1,538		$2,800

Ratios to average net assets:
Net investment loss	(1.44%	)	(1.49%	)	(1.24% )	(1.67% )	(1.91%	)	(1.88% )
Total expenses	2.38%		2.38%		2.38%	2.35%	2.35%		2.35%

Portfolio turnover rate	151%		335%		564%	694%	684%		666%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	99

FUND PROFILE (Unaudited)
September 30, 2010

TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Inception: April 1, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

AT&T, Inc.	7.8%
Vodafone Group plc ADR	6.9%
Cisco Systems, Inc.	6.2%
Verizon Communications, Inc.	5.8%
QUALCOMM, Inc.	5.4%
American Tower Corp. — Class A	2.7%
Motorola, Inc.	2.7%
Research In Motion Ltd.	2.6%
Juniper Networks, Inc.	2.5%
Nokia Oyj ADR	2.4%

Top Ten Total	45.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
100	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  TELECOMMUNICATIONS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.2%

TELECOMMUNICATION SERVICES - 54.2%
AT&T, Inc.	65,340	$1,868,723
Vodafone Group plc ADR	67,745	1,680,754
Verizon Communications, Inc.	42,469	1,384,065
American Tower Corp. — Class A*	12,850	658,691
Crown Castle International Corp.*	11,738	518,233
CenturyLink, Inc.	12,566	495,854
Qwest Communications International, Inc.	77,002	482,803
America Movil SAB de CV ADR	8,947	477,144
Millicom International Cellular S.A.	4,844	464,782
NII Holdings, Inc.*	9,033	371,256
China Mobile Ltd. ADR	6,971	356,427
BCE, Inc.	10,711	348,108
Windstream Corp.	27,027	332,162
SBA Communications Corp. — Class A*	7,895	318,169
Telefonica S.A. ADR	4,191	310,763
Frontier Communications Corp.	37,188	303,826
MetroPCS Communications, Inc.*	26,655	278,811
China Unicom Hong Kong Ltd. ADR	18,931	275,635
SK Telecom Company Ltd. ADR	15,116	264,077
Mobile Telesystems OJSC ADR	12,363	262,466
tw telecom inc — Class A*	12,500	232,125
Vivo Participacoes S.A. ADR	8,083	219,615
Rogers Communications, Inc. — Class B	5,742	214,923
Tele Norte Leste Participacoes S.A. ADR	14,504	204,216
Clearwire Corp. — Class A*	23,961	193,844
Syniverse Holdings, Inc.*	8,033	182,108
AboveNet, Inc.*	3,117	162,365
Telmex Internacional SAB de CV ADR	7,056	129,901
Leap Wireless International, Inc.*	9,610	118,684

Total Telecommunication Services		13,110,530

INFORMATION TECHNOLOGY - 45.0%
Cisco Systems, Inc.*	67,719	1,483,045
QUALCOMM, Inc.	28,903	1,304,103
Motorola, Inc.*	76,916	656,093
Research In Motion Ltd.*	12,814	623,914
Juniper Networks, Inc.*	19,569	593,919
Nokia Oyj ADR	57,847	580,205
F5 Networks, Inc.*	4,530	470,259
Harris Corp.	7,044	311,979
Riverbed Technology, Inc.*	6,695	305,158

		MARKET
	SHARES	VALUE

Alcatel-Lucent ADR	81,020	$273,848
Telefonaktiebolaget LM Ericsson ADR	22,785	249,951
Tellabs, Inc.	32,096	239,115
JDS Uniphase Corp.*	18,807	233,019
Acme Packet, Inc.*	6,070	230,296
Brocade Communications Systems, Inc.*	38,914	227,258
Aruba Networks, Inc.*	10,598	226,161
ADTRAN, Inc.	6,393	225,673
Polycom, Inc.*	7,256	197,944
CommScope, Inc.*	8,096	192,199
Infinera Corp.*	16,379	191,143
Viasat, Inc.*	4,605	189,312
ADC Telecommunications, Inc.*	14,877	188,492
Plantronics, Inc.	5,255	177,514
Finisar Corp.*	9,296	174,672
Ciena Corp.*	10,925	170,102
InterDigital, Inc.*	5,569	164,898
Netgear, Inc.*	5,607	151,445
Arris Group, Inc.*	14,597	142,613
Blue Coat Systems, Inc.*	5,811	139,813
Oclaro, Inc.*	8,228	131,730
Emulex Corp.*	12,237	127,754
Tekelec*	9,496	123,068
Comtech Telecommunications Corp.	4,142	113,284
DG FastChannel, Inc.*	3,666	79,736

Total Information Technology		10,889,715

Total Common Stocks (Cost $21,318,505)		24,000,245

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.7%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$168,886	168,886

Total Repurchase Agreement
(Cost $168,886)		168,886

Total Investments - 99.9%
(Cost $21,487,391)		$24,169,131

Cash & Other Assets, Less Liabilities – 0.1%		20,745

Total Net Assets – 100.0%		$24,189,876

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	101

  TELECOMMUNICATIONS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$24,000,245
Repurchase agreement, at value	168,886

Total investments	24,169,131
Cash	20
Receivables:
Fund shares sold	5,645,971
Dividends	12,697

Total assets	29,827,819

Liabilities:
Payable for:
Securities purchased	4,071,048
Fund shares redeemed	1,543,481
Management fees	10,461
Custodian fees	407
Transfer agent/maintenance fees	3,077
Distribution and service fees	1,809
Portfolio accounting fees	1,231
Other	6,429

Total liabilities	5,637,943

Net assets	$24,189,876

Net assets consist of:
Paid in capital	31,875,194
Undistributed net investment income	132,484
Accumulated net realized loss on sale of investments	(10,499,542)
Net unrealized appreciation in value of investments	2,681,740

Net assets	24,189,876

Investor Class:
Net assets	$19,667,891
Capital shares outstanding	1,369,431
Net asset value per share	$14.36

Advisor Class:
Net assets	$2,041,027
Capital shares outstanding	150,998
Net asset value per share	$13.52

A-Class:
Net assets	$645,667
Capital shares outstanding	47,300
Net asset value per share	$13.65

Maximum offering price per share*	$14.33

C-Class:
Net assets	$1,835,291
Capital shares outstanding	140,650
Net asset value per share	$13.05

Investments, at cost	$21,318,505
Repurchase agreement, at cost	168,886

Total cost	$21,487,391
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $3,360)	$111,631
Interest	31

Total investment income	111,662

Expenses:
Management fees	39,358
Transfer agent and administrative fees	11,576
Distribution and Service Fees:
Advisor Class	1,934
A-Class	1,193
C-Class	8,111
Portfolio accounting fees	4,630
Trustees’ fees**	289
Miscellaneous	7,942

Total expenses	75,033

Net investment income	36,629

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(576,475)

Net realized loss	(576,475)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	639,773

Net unrealized appreciation	639,773

Net realized and unrealized gain	63,298

Net increase in net assets resulting from operations	$99,927

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

102	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TELECOMMUNICATIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$36,629	$244,261
Net realized gain (loss) during the period on investments	(576,475)	3,628,955
Net unrealized appreciation during the period on investments	639,773	233,436

Net increase in net assets resulting from operations	99,927	4,106,652

Distributions to shareholders from:
Net investment income
Investor Class	—	(201,940)
Advisor Class	—	(33,798)
A-Class	—	(16,499)
C-Class	—	(25,934)

Total distributions to shareholders	—	(278,171)

Capital share transactions:
Proceeds from sale of shares
Investor Class	38,623,182	69,585,026
Advisor Class	11,972,397	17,955,896
A-Class	2,455,560	2,200,098
C-Class	48,327,673	56,923,676
Distributions reinvested
Investor Class	—	198,455
Advisor Class	—	32,841
A-Class	—	14,616
C-Class	—	24,656
Cost of shares redeemed
Investor Class	(23,933,142)	(70,446,599)
Advisor Class	(10,311,016)	(29,801,508)
A-Class	(2,846,018)	(2,722,245)
C-Class	(47,388,527)	(57,632,310)

Net increase (decrease) from capital share transactions	16,900,109	(13,667,398)

Net increase (decrease) in net assets	17,000,036	(9,838,917)

Net assets:
Beginning of period	7,189,840	17,028,757

End of period	$24,189,876	$7,189,840

Undistributed net investment income at end of period	$132,484	$95,855

Capital share activity:
Shares sold
Investor Class	2,829,894	5,418,401
Advisor Class	947,432	1,513,965
A-Class	192,025	184,119
C-Class	3,974,934	4,881,373
Shares reinvested
Investor Class	—	15,042
Advisor Class	—	2,638
A-Class	—	1,163
C-Class	—	2,044
Shares redeemed
Investor Class	(1,801,230)	(5,524,377)
Advisor Class	(818,028)	(2,519,297)
A-Class	(228,322)	(235,714)
C-Class	(3,925,574)	(4,927,198)

Total capital share activity	1,171,131	(1,187,841)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	103

  TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.73	$10.29	$17.04	$19.02	$17.74	$14.33

Income (loss) from investment operations:
Net investment income[b]	.05	.26	.27	.12	.16	.21
Net gain (loss) on securities (realized and unrealized)	.58	3.52	(6.68)	(2.08)	1.23	3.60

Total from investment operations	.63	3.78	(6.41)	(1.96)	1.39	3.81

Less distributions:
Distributions from net investment income	—	(.34)	(.34)	(.02)	(.11)	(.40)

Total distributions	—	(.34)	(.34)	(.02)	(.11)	(.40)

Net asset value, end of period	$14.36	$13.73	$10.29	$17.04	$19.02	$17.74

Total Return[c]	4.59%	36.88%	(37.55% )	(10.32% )	7.87%	26.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,668	$4,677	$4,440	$11,134	$16,699	$56,695

Ratios to average net assets:
Net investment income	0.77%	2.03%	1.92%	0.58%	0.89%	1.30%
Total expenses	1.38%	1.39%	1.39%	1.37%	1.37%	1.38%

Portfolio turnover rate	581%	867%	672%	528%	430%	820%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.94	$9.75	$16.26	$18.24	$17.10	$13.88

Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.23	.17	(.02)	.04	.12
Net gain (loss) on securities (realized and unrealized)	.57	3.30	(6.34)	(1.94)	1.21	3.50

Total from investment operations	.58	3.53	(6.17)	(1.96)	1.25	3.62

Less distributions:
Distributions from net investment income	—	(.34)	(.34)	(.02)	(.11)	(.40)

Total distributions	—	(.34)	(.34)	(.02)	(.11)	(.40)

Net asset value, end of period	$13.52	$12.94	$9.75	$16.26	$18.24	$17.10

Total Return[c]	4.48%	36.35%	(37.88% )	(10.76% )	7.35%	26.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041	$279	$9,991	$835	$6,584	$8,487

Ratios to average net assets:
Net investment income (loss)	0.09%	1.94%	1.53%	(0.09% )	0.22%	0.81%

Total expenses	1.87%	1.89%	1.81%	1.88%	1.83%	1.82%

Portfolio turnover rate	581%	867%	672%	528%	430%	820%
104	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.07	$9.83	$16.33	$18.28	$17.15	$13.90

Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.27	.03	.05	(.03)
Net gain (loss) on securities (realized and unrealized)	.48	3.41	(6.43)	(1.96)	1.19	3.68

Total from investment operations	.58	3.58	(6.16)	(1.93)	1.24	3.65

Less distributions:
Distributions from net investment income	—	(.34)	(.34)	(.02)	(.11)	(.40)

Total distributions	—	(.34)	(.34)	(.02)	(.11)	(.40)

Net asset value, end of period	$13.65	$13.07	$9.83	$16.33	$18.28	$17.15

Total Return[c]	4.44%	36.57%	(37.66% )	(10.57% )	7.27%	26.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$646	$1,093	$1,317	$451	$2,126	$4,193

Ratios to average net assets:
Net investment income (loss)	1.59%	1.45%	2.15%	0.13%	0.28%	(0.18% )
Total expenses	1.64%	1.63%	1.63%	1.61%	1.49%	1.88%

Portfolio turnover rate	581%	867%	672%	528%	430%	820%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.50	$9.48	$15.91	$17.93	$16.90	$13.81

Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.13	(.10)	(.06)	.01
Net gain (loss) on securities (realized and unrealized)	.51	3.26	(6.22)	(1.90)	1.20	3.48

Total from investment operations	.55	3.36	(6.09)	(2.00)	1.14	3.49

Less distributions:
Distributions from net investment income	—	(.34)	(.34)	(.02)	(.11)	(.40)

Total distributions	—	(.34)	(.34)	(.02)	(.11)	(.40)

Net asset value, end of period	$13.05	$12.50	$9.48	$15.91	$17.93	$16.90

Total Return[c]	4.32%	35.59%	(38.21% )	(11.17% )	6.78%	25.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,835	$1,141	$1,281	$2,846	$4,763	$2,827

Ratios to average net assets:
Net investment income (loss)	0.72%	0.86%	0.99%	(0.50% )	(0.35% )	0.09%
Total expenses	2.38%	2.39%	2.42%	2.37%	2.33%	2.31%

Portfolio turnover rate	581%	867%	672%	528%	430%	820%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	105

FUND PROFILE (Unaudited)
September 30, 2010

TRANSPORTATION FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Inception: April 2, 1998

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)

United Parcel Service, Inc. — Class B	9.8%
Union Pacific Corp.	7.8%
FedEx Corp.	6.3%
Norfolk Southern Corp.	5.7%
CSX Corp.	5.4%
CH Robinson Worldwide, Inc.	4.4%
Expeditors International of Washington, Inc.	4.1%
Southwest Airlines Co.	3.8%
Canadian National Railway Co.	3.3%
Delta Air Lines, Inc.	3.2%

Top Ten Total	53.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
106	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  TRANSPORTATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.3%

INDUSTRIALS - 99.3%
United Parcel Service, Inc. — Class B	31,918	$2,128,611
Union Pacific Corp.	20,428	1,671,010
FedEx Corp.	15,989	1,367,060
Norfolk Southern Corp.	20,539	1,222,276
CSX Corp.	21,004	1,161,941
CH Robinson Worldwide, Inc.	13,344	933,012
Expeditors International of Washington, Inc.	18,781	868,246
Southwest Airlines Co.	61,237	800,369
Canadian National Railway Co.	10,929	699,675
Delta Air Lines, Inc.*	59,250	689,670
Hertz Global Holdings, Inc.*	50,451	534,276
J.B. Hunt Transport Services, Inc.	15,229	528,446
United Continental Holdings, Inc.*	21,175	500,365
Continental Airlines, Inc. — Class B*	18,999	471,935
Kansas City Southern*	12,489	467,213
Canadian Pacific Railway Ltd.	6,720	409,450
Ryder System, Inc.	8,684	371,415
JetBlue Airways Corp.*	54,406	363,976
Landstar System, Inc.	8,795	339,663
Alaska Air Group, Inc.*	6,512	332,307
Dollar Thrifty Automotive Group, Inc.*	6,400	320,896
Con-way, Inc.	10,354	320,870
Copa Holdings S.A. — Class A	5,703	307,449
AMR Corp.*	49,009	307,286
Knight Transportation, Inc.	15,768	304,795
AirTran Holdings, Inc.*	39,958	293,691
Werner Enterprises, Inc.	14,020	287,270
US Airways Group, Inc.*	30,694	283,920
Atlas Air Worldwide Holdings, Inc.*	5,561	279,718
Avis Budget Group, Inc.*	23,772	276,944
Old Dominion Freight Line, Inc.*	9,356	237,830
Kirby Corp.*	5,775	231,346
Allegiant Travel Co. — Class A	5,318	225,058
Arkansas Best Corp.	8,729	211,504
Heartland Express, Inc.	14,008	208,299
Genco Shipping & Trading Ltd.*	11,195	178,448
Genesee & Wyoming, Inc. — Class A*	4,103	178,029
UTI Worldwide, Inc.	10,201	164,032
Skywest, Inc.	10,789	150,614
Excel Maritime Carriers Ltd. — Class A*	26,358	148,132
Alexander & Baldwin, Inc.	4,075	141,973

		MARKET
	SHARES	VALUE

Diana Shipping, Inc.*	10,271	$130,442
HUB Group, Inc. — Class A*	4,272	124,999
Aegean Marine Petroleum Network, Inc.	5,811	96,695

Total Industrials		21,271,156

Total Common Stocks (Cost $16,908,550)		21,271,156

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$98,869	98,869

Total Repurchase Agreement (Cost $98,869)		98,869

Total Investments - 99.8% (Cost $17,007,419)		$21,370,025

Cash & Other Assets, Less Liabilities – 0.2%		35,457

Total Net Assets – 100.0%		$21,405,482

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	107

  TRANSPORTATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$21,271,156
Repurchase agreement, at value	98,869

Total investments	21,370,025
Cash	1,861
Receivables:
Fund shares sold	3,897,061
Dividends	22,641

Total assets	25,291,588

Liabilities:
Payable for:
Securities purchased	2,788,927
Fund shares redeemed	1,065,870
Management fees	11,909
Custodian fees	462
Transfer agent/maintenance fees	3,503
Distribution and service fees	2,116
Portfolio accounting fees	1,401
Other	11,918

Total liabilities	3,886,106

Net assets	$21,405,482

Net assets consist of:
Paid in capital	48,106,667
Accumulated net investment loss	(13,640)
Accumulated net realized loss on sale of investments	(31,050,151)
Net unrealized appreciation in value of investments	4,362,606

Net assets	21,405,482

Investor Class:
Net assets	$16,582,380
Capital shares outstanding	682,189
Net asset value per share	$24.31

Advisor Class:
Net assets	$1,100,613
Capital shares outstanding	48,933
Net asset value per share	$22.49

A-Class:
Net assets	$1,088,101
Capital shares outstanding	47,624
Net asset value per share	$22.85

Maximum offering price per share*	$23.99

C-Class:
Net assets	$2,634,388
Capital shares outstanding	118,267
Net asset value per share	$22.27

Investments, at cost	$16,908,550
Repurchase agreement, at cost	98,869

Total cost	$17,007,419
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,280)	$215,073
Interest	209

Total investment income	215,282

Expenses:
Management fees	129,166
Transfer agent and administrative fees	37,990
Distribution and Service Fees:
Advisor Class	5,151
A-Class	3,319
C-Class	10,700
Portfolio accounting fees	15,196
Trustees’ fees**	1,292
Miscellaneous	26,108

Total expenses	228,922

Net investment loss	(13,640)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(8,556,274)

Net realized loss	(8,556,274)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(737,353)

Net unrealized depreciation	(737,353)

Net loss	(9,293,627)

Net decrease in net assets resulting from operations	$(9,307,267)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TRANSPORTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (decrease) in net assets from operations:
Net investment loss	$(13,640)	$(126,770)
Net realized gain (loss) during the period on investments	(8,556,274)	2,728,041
Net unrealized appreciation (depreciation) during the period on investments	(737,353)	3,744,101

Net increase (decrease) in net assets resulting from operations	(9,307,267)	6,345,372

Distributions to shareholders from:
Net investment income
Investor Class	—	(34,294)
Advisor Class	—	(16,447)
A-Class	—	(8,824)
C-Class	—	(5,014)

Total distributions to shareholders	—	(64,579)

Capital share transactions:
Proceeds from sale of shares
Investor Class	164,291,441	157,093,305
Advisor Class	17,382,666	18,324,095
A-Class	5,895,257	1,699,281
C-Class	36,854,963	66,386,477
Distributions reinvested Investor Class	—	33,605
Advisor Class	—	16,362
A-Class	—	8,248
C-Class	—	4,827
Cost of shares redeemed
Investor Class	(161,613,549)	(160,537,241)
Advisor Class	(18,751,328)	(16,959,390)
A-Class	(6,383,982)	(906,222)
C-Class	(37,266,125)	(66,016,877)

Net increase (decrease) from capital share transactions	409,343	(853,530)

Net increase (decrease) in net assets	(8,897,924)	5,427,263

Net assets:
Beginning of period	30,303,406	24,876,143

End of period	$21,405,482	$30,303,406

Accumulated net investment loss at end of period	$(13,640)	$—

Capital share activity:
Shares sold
Investor Class	6,845,523	7,533,509
Advisor Class	800,505	950,836
A-Class	263,547	86,665
C-Class	1,679,723	3,656,133
Shares reinvested
Investor Class	—	1,583
Advisor Class	—	830
A-Class	—	413
C-Class	—	247
Shares redeemed
Investor Class	(7,100,542)	(8,058,029)
Advisor Class	(878,295)	(909,945)
A-Class	(298,259)	(46,165)
C-Class	(1,715,755)	(3,665,209)

Total capital share activity	(403,553)	(449,132)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	109

  TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
Investor Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$23.79		$14.38	$25.21	$29.16	$28.30		$22.42

Income (loss) from investment operations:
Net investment income (loss)[b]	.01		(.15)	.07	.06	(.14)		(.09)
Net gain (loss) on securities (realized and unrealized)	.51		9.70	(10.90)	(4.01)	1.00		5.97

Total from investment operations	.52		9.55	(10.83)	(3.95)	.86		5.88

Less distributions:
Distributions from net investment income	—		(.14)	(—)[d]	—	—		—

Total distributions	—		(.14)	(—)[d]	—	—		—

Net asset value, end of period	$24.31		$23.79	$14.38	$25.21	$29.16		$28.30

Total Return[c]	2.19%		66.51%	(42.96% )	(13.55% )	3.04%		26.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,582		$22,292	$20,990	$17,420	$6,635		$45,580

Ratios to average net assets:
Net investment income (loss)	0.09%		(0.68% )	0.33%	0.22%	(0.48%	)	(0.36%	)
Total expenses	1.38%		1.37%	1.38%	1.36%	1.36%		1.37%

Portfolio turnover rate	691%		1,073%	875%	952%	686%		669%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$22.05		$13.40	$23.59	$27.42	$26.75		$21.31

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		(.18)	.10	(.01)	(.26)		(.19)
Net gain (loss) on securities (realized and unrealized)	.51		8.97	(10.29)	(3.82)	.93		5.63

Total from investment operations	.44		8.79	(10.19)	(3.83)	.67		5.44

Less distributions:
Distributions from net investment income	—		(.14)	(—)[d]	—	—		—
Total distributions	—		(.14)	(—)[d]	—	—		—

Net asset value, end of period	$22.49		$22.05	$13.40	$23.59	$27.42		$26.75

Total Return[c]	2.00%		65.70%	(43.20% )	(13.97% )	2.50%		25.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,101		$2,795	$1,139	$5,152	$3,556		$8,478

Ratios to average net assets:
Net investment income (loss)	(0.63%	)	(0.95% )	0.51%	(0.05% )	(0.97%	)	(0.81%	)
Total expenses	1.88%		1.88%	1.90%	1.87%	1.86%		1.86%

Portfolio turnover rate	691%		1,073%	875%	952%	686%		669%
110	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,		March 31,		March 31,
A-Class	2010	[a]	2010	2009	2008		2007		2006
Per Share Data
Net asset value, beginning of period	$22.37		$13.55	$23.81	$27.60		$26.87		$21.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)		(.04)	.08	—	[d]	(.19)		(.17)
Net gain (loss) on securities (realized and unrealized)	.53		9.00	(10.34)	(3.79)		.92		5.70

Total from investment operations	.48		8.96	(10.26)	(3.79)		.73		5.53

Less distributions:
Distributions from net investment income	—		(.14)	(—)[d]	—		—		—

Total distributions	—		(.14)	(—)[d]	—		—		—

Net asset value, end of period	$22.85		$22.37	$13.55	$23.81		$27.60		$26.87

Total Return[c]	2.15%		66.22%	(43.09% )	(13.73%	)	2.72%		25.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,088		$1,842	$561	$228		$483		$3,044

Ratios to average net assets:
Net investment income (loss)	(0.43%	)	(0.22% )	0.43%	—%		(0.70%	)	(0.71%	)
Total expenses	1.64%		1.62%	1.67%	1.62%		1.61%		1.66%

Portfolio turnover rate	691%		1,073%	875%	952%		686%		669%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
C-Class	2010	[a]	2010	2009	2008	2007		2006
Per Share Data
Net asset value, beginning of period	$21.87		$13.40	$23.70	$27.68	$27.14		$21.71

Income (loss) from investment operations:
Net investment loss[b]	(.12)		(.24)	(.16)	(.20)	(.40)		(.35)
Net gain (loss) on securities (realized and unrealized)	.52		8.85	(10.14)	(3.78)	.94		5.78

Total from investment operations	.40		8.61	(10.30)	(3.98)	.54		5.43

Less distributions:
Distributions from net investment income	—		(.14)	(—)[d]	—	—		—

Total distributions	—		(.14)	(—)[d]	—	—		—

Net asset value, end of period	$22.27		$21.87	$13.40	$23.70	$27.68		$27.14

Total Return[c]	1.83%		64.35%	(43.46% )	(14.38% )	1.99%		25.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,634		$3,375	$2,186	$845	$4,894		$5,385

Ratios to average net assets:
Net investment loss	(1.09%	)	(1.31% )	(0.79% )	(0.73% )	(1.47%	)	(1.43%	)
Total expenses	2.38%		2.38%	2.40%	2.38%	2.37%		2.38%

Portfolio turnover rate	691%		1,073%	875%	952%	686%		669%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $0.01 per share.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	111

FUND PROFILE (Unaudited)
September 30, 2010
UTILITIES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities.
Inception: April 3, 2000

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Southern Co.	3.4%
Exelon Corp.	3.1%
Dominion Resources, Inc.	3.1%
Duke Energy Corp.	2.8%
NextEra Energy, Inc.	2.7%
American Electric Power Co., Inc.	2.4%
PG&E Corp.	2.4%
Public Service Enterprise Group, Inc.	2.3%
Consolidated Edison, Inc.	2.2%
Entergy Corp.	2.1%

Top Ten Total	26.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
112	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  UTILITIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 99.8%

UTILITIES - 97.5%
Southern Co.	30,782	$1,146,321
Exelon Corp.	25,270	1,075,997
Dominion Resources, Inc.	23,596	1,030,200
Duke Energy Corp.	55,237	978,247
NextEra Energy, Inc.	17,519	952,858
American Electric Power Co., Inc.	23,409	848,108
PG&E Corp.	18,274	830,005
Public Service Enterprise Group, Inc.	24,139	798,518
Consolidated Edison, Inc.	15,667	755,463
Entergy Corp.	9,734	744,943
Sempra Energy	13,840	744,592
Progress Energy, Inc.	16,639	739,104
FirstEnergy Corp.	17,481	673,718
Xcel Energy, Inc.	28,797	661,467
Edison International	19,181	659,635
PPL Corp.	23,879	650,225
AES Corp.*	54,412	617,576
Ameren Corp.	19,004	539,714
Wisconsin Energy Corp.	9,325	538,985
DTE Energy Co.	11,677	536,325
CenterPoint Energy, Inc.	34,070	535,580
SCANA Corp.	11,752	473,841
Constellation Energy Group, Inc.	14,632	471,736
Northeast Utilities	15,898	470,104
Cia Energetica de Minas Gerais ADR	28,169	461,690
NiSource, Inc.	26,329	458,125
Calpine Corp.*	35,614	443,394
Pinnacle West Capital Corp.	10,593	437,173
NRG Energy, Inc.*	20,775	432,536
CMS Energy Corp.	23,971	431,957
Pepco Holdings, Inc.	22,816	424,378
Oneok, Inc.	9,376	422,294
Allegheny Energy, Inc.	17,156	420,665
NSTAR	10,690	420,652
American Water Works Company, Inc.	17,955	417,813
Integrys Energy Group, Inc.	7,966	414,710
Alliant Energy Corp.	11,285	410,210
National Fuel Gas Co.	7,892	408,884
OGE Energy Corp.	9,982	397,982
Enersis S.A. ADR	16,860	396,379
MDU Resources Group, Inc.	19,702	393,055
TECO Energy, Inc.	22,529	390,202
ITC Holdings Corp.	5,984	372,504
UGI Corp.	12,690	363,061
Aqua America, Inc.	17,403	355,021
N.V. Energy, Inc.	26,799	352,407

		MARKET
	SHARES	VALUE

DPL, Inc.	13,482	$352,285
Energen Corp.	7,600	347,472
AGL Resources, Inc.	8,926	342,401
Westar Energy, Inc.	13,698	331,903
Atmos Energy Corp.	11,306	330,701
Great Plains Energy, Inc.	17,253	326,082
Piedmont Natural Gas Co., Inc.	10,258	297,482
Vectren Corp.	11,453	296,289
Nicor, Inc.	6,402	293,340
WGL Holdings, Inc.	7,535	284,672
Hawaiian Electric Industries, Inc.	12,469	281,051
Cleco Corp.	9,325	276,207
IDACORP, Inc.	7,325	263,114
New Jersey Resources Corp.	6,639	260,382
Southwest Gas Corp.	7,613	255,721
South Jersey Industries, Inc.	5,075	251,060
Portland General Electric Co.	12,283	249,099
Ormat Technologies, Inc.	7,781	226,972
Northwest Natural Gas Co.	4,760	225,862
Allete, Inc.	6,189	225,465
Unisource Energy Corp.	6,700	223,981
Black Hills Corp.	7,143	222,862
El Paso Electric Co.*	9,046	215,114
Mirant Corp.*	21,446	213,602
Avista Corp.	10,209	213,164
Questar Corp.	11,807	206,977
NorthWestern Corp.	7,110	202,635
PNM Resources, Inc.	16,791	191,249

Total Utilities		33,905,498

ENERGY - 2.3% EQT Corp.	11,816	426,085
QEP Resources, Inc.	11,806	355,833

Total Energy		781,918

Total Common Stocks (Cost $28,309,386)		34,687,416

	FACE
	AMOUNT
REPURCHASE AGREEMENT††,[1] - 0.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$197,119	197,119

Total Repurchase Agreement (Cost $197,119)		197,119

Total Investments - 100.4% (Cost $28,506,505)		$34,884,535

Liabilities, Less Cash & Other Assets – (0.4)%		(152,678)

Total Net Assets – 100.0%		$34,731,857

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	113

2

  UTILITIES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$34,687,416
Repurchase agreement, at value	197,119

Total investments	34,884,535

Receivables:
Securities sold	1,242,864
Fund shares sold	1,357,080
Dividends	277,856

Total assets	37,762,335

LIABILITIES:
Payable for:
Fund shares redeemed	2,846,681
Management fees	92,453
Custodian fees	3,692
Transfer agent/maintenance fees	27,192
Distribution and service fees	9,339
Portfolio accounting fees	10,876
Other	40,245

Total liabilities	3,030,478

NET ASSETS	$34,731,857

NET ASSETS CONSIST OF:
Paid in capital	38,684,640
Undistributed net investment income	1,392,806
Accumulated net realized loss on sale of investments	(11,723,619)
Net unrealized appreciation in value of investments	6,378,030

Net assets	34,731,857

Investor Class:
Net assets	$22,752,634
Capital shares outstanding	860,874
Net asset value per share	$26.43

Advisor Class:
Net assets	$4,654,369
Capital shares outstanding	187,108
Net asset value per share	$24.88

A-Class:
Net assets	$1,762,431
Capital shares outstanding	69,658
Net asset value per share	$25.30

Maximum offering price per share*	$26.56

C-Class:
Net assets	$5,562,423
Capital shares outstanding	236,241
Net asset value per share	$23.55

Investments, at cost	$28,309,386
Repurchase agreement, at cost	197,119

Total cost	$28,506,505
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,463)	$1,618,472
Interest	214

Total investment income	1,618,686

Expenses:
Management fees	286,557
Transfer agent and administrative fees	84,281
Distribution and Service Fees:
Advisor Class	8,947
A-Class	3,026
C-Class	28,756
Portfolio accounting fees	33,712
Trustees’ fees**	963
Miscellaneous	54,757

Total expenses	500,999

Net investment income	1,117,687

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,435,318)

Net realized loss	(1,435,318)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	2,159,786

Net unrealized appreciation	2,159,786

Net realized and unrealized gain	724,468

Net increase in net assets resulting from operations	$1,842,155

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
114	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Year Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,117,687	$697,734
Net realized gain (loss) during the period on investments	(1,435,318)	1,168,856
Net unrealized appreciation during the period on investments	2,159,786	2,060,198

Net increase in net assets resulting from operations	1,842,155	3,926,788

Distributions to shareholders from:
Net investment income
Investor Class	—	(443,269)
Advisor Class	—	(150,527)
A-Class	—	(70,862)
C-Class	—	(203,012)

Total distributions to shareholders	—	(867,670)

Capital share transactions:
Proceeds from sale of shares
Investor Class	216,199,333	189,197,372
Advisor Class	32,590,922	18,745,544
A-Class	8,115,874	6,451,789
C-Class	57,952,463	108,354,662
Distributions reinvested
Investor Class	—	423,986
Advisor Class	—	145,991
A-Class	—	50,251
C-Class	—	182,345
Cost of shares redeemed
Investor Class	(204,116,798)	(191,518,650)
Advisor Class	(29,393,260)	(23,786,471)
A-Class	(8,158,046)	(6,611,351)
C-Class	(60,423,332)	(106,474,172)

Net increase (decrease) from capital share transactions	12,767,156	(4,838,704)

Net increase (decrease) in net assets	14,609,311	(1,779,586)

Net assets:
Beginning of period	20,122,546	21,902,132

End of period	$34,731,857	$20,122,546

Undistributed net investment income at end of period	$1,392,806	$275,119

Capital share activity:
Shares sold
Investor Class	8,385,503	7,861,775
Advisor Class	1,358,426	805,986
A-Class	338,346	282,563
C-Class	2,593,233	5,007,623
Shares reinvested
Investor Class	—	17,143
Advisor Class	—	6,244
A-Class	—	2,118
C-Class	—	8,206
Shares redeemed
Investor Class	(7,924,353)	(7,982,458)
Advisor Class	(1,221,908)	(1,065,226)
A-Class	(341,107)	(287,483)
C-Class	(2,685,912)	(4,907,526)

Total capital share activity	502,228	(251,035)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	115

  UTILITIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$24.80		$20.56	$29.29	$31.89	$24.90	$23.62

Income (loss) from investment operations:
Net investment income[b]	.46		.61	.72	.51	.52	.51
Net gain (loss) on securities (realized and unrealized)	1.17		4.85	(9.32)	(2.31)	6.83	1.21

Total from investment operations	1.63		5.46	(8.60)	(1.80)	7.35	1.72

Less distributions:
Distributions from net investment income	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Total distributions	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Net asset value, end of period	$26.43		$24.80	$20.56	$29.29	$31.89	$24.90

Total Return[c]	6.57%		26.58%	(29.40% )	(5.88% )	29.64%	7.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,753		$9,912	$10,348	$11,242	$84,150	$11,717

Ratios to average net assets:
Net investment income	3.58%		2.49%	2.90%	1.57%	1.86%	1.99%
Total expenses	1.36%		1.39%	1.39%	1.39%	1.37%	1.33%

Portfolio turnover rate	362%		758%	684%	375%	557%	728%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.40		$19.56	$28.00	$30.65	$24.08	$22.96

Income (loss) from investment operations:
Net investment income[b]	.31		.47	.63	.32	.37	.36
Net gain (loss) on securities (realized and unrealized)	1.17		4.59	(8.94)	(2.17)	6.56	1.20

Total from investment operations	1.48		5.06	(8.31)	(1.85)	6.93	1.56

Less distributions:
Distributions from net investment income	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Total distributions	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Net asset value, end of period	$24.88		$23.40	$19.56	$28.00	$30.65	$24.08

Total Return[c]	6.32%		25.89%	(29.72% )	(6.28% )	28.90%	6.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,654		$1,184	$5,939	$2,960	$11,929	$1,427

Ratios to average net assets:
Net investment income	2.59%		2.07%	2.72%	1.02%	1.38%	1.46%
Total expenses	1.87%		1.88%	1.90%	1.88%	1.86%	1.83%

Portfolio turnover rate	362%		758%	684%	375%	557%	728%
116	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  UTILITIES FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.77		$19.80	$28.27	$30.87	$24.18	$23.00

Income (loss) from investment operations:
Net investment income[b]	.24		.65	.54	.42	.43	.44
Net gain (loss) on securities (realized and unrealized)	1.29		4.54	(8.88)	(2.22)	6.62	1.18

Total from investment operations	1.53		5.19	(8.34)	(1.80)	7.50	1.62

Less distributions:
Distributions from net investment income	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Total distributions	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Net asset value, end of period	$25.30		$23.77	$19.80	$28.27	$30.87	$24.18

Total Return[c]	6.44%		26.24%	(29.54% )	(6.07% )	29.28%	7.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,762		$1,721	$1,489	$3,032	$4,756	$626

Ratios to average net assets:
Net investment income	2.03%		2.81%	2.15%	1.38%	1.52%	1.75%
Total expenses	1.63%		1.64%	1.64%	1.63%	1.61%	1.60%

Portfolio turnover rate	362%		758%	684%	375%	557%	728%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$22.21		$18.71	$26.93	$29.66	$23.42	$22.47

Income (loss) from investment operations:
Net investment income[b]	.19		.39	.32	.18	.22	.24
Net gain (loss) on securities (realized and unrealized)	1.15		4.33	(8.41)	(2.11)	6.38	1.15

Total from investment operations	1.34		4.72	(8.09)	(1.93)	6.60	1.39

Less distributions:
Distributions from net investment income	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Total distributions	—		(1.22)	(.13)	(.80)	(.36)	(.44)

Net asset value, end of period	$23.55		$22.21	$18.71	$26.93	$29.66	$23.42

Total Return[c]	5.99%		25.24%	(30.08% )	(6.77% )	28.30%	6.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,562		$7,306	$4,127	$8,934	$11,013	$5,346

Ratios to average net assets:
Net investment income	1.70%		1.77%	1.31%	0.60%	0.82%	1.00%
Total expenses	2.38%		2.39%	2.39%	2.38%	2.36%	2.34%

Portfolio turnover rate	362%		758%	684%	375%	557%	728%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	117

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures con-tracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended September 30, 2010, the Distributor retained sales charges of $321,536 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
3.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007-2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which

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2

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifi-cations have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Banking Fund	$11,490,755	$—	$(1,398,001)	$(1,398,001)
Basic Materials Fund	102,373,664	14,967,543	(797,429)	14,170,114
Biotechnology Fund	35,124,716	22,467,490	(351,170)	22,116,320
Consumer Products Fund	68,239,216	7,781,013	(546,169)	7,234,844
Electronics Fund	10,661,342	—	(777,775)	(777,775)
Energy Fund	39,402,950	14,471,024	(54,119)	14,416,905
Energy Services Fund	38,629,549	21,635,793	(87,877)	21,547,916
Financial Services Fund	11,723,893	—	(311,762)	(311,762)
Health Care Fund	24,014,579	3,658,341	(146,778)	3,511,563
Internet Fund	161,490,133	9,855,039	(1,117,845)	8,737,194
Leisure Fund	13,443,633	1,394,371	(36,119)	1,358,252
Precious Metals Fund	129,949,361	96,926,652	(478,024)	96,448,628
Retailing Fund	9,737,814	469,322	(11,437)	457,885
Technology Fund	22,148,668	3,180,780	(39,323)	3,141,457
Telecommunications Fund	23,265,336	982,326	(78,531)	903,795
Transportation Fund	19,092,184	2,322,808	(44,966)	2,277,842
Utilities Fund	30,785,228	4,109,612	(10,305)	4,099,307
4.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund. Repurchase agreements are valued at amortized cost, which approximates market value.
The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Credit Suisse Group	0.18% due 10/01/10	$116,949,665	$116,949,665	$116,950,250

			$116,949,665	$116,950,250

At September 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

		Range
Security Type	Maturity Dates	of Rates	Par Value	Market Value
U.S. Treasury Bills	09/22/11	0.00%	$119,588,900	$119,288,732

				$119,288,732

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$10,040,994	$51,760	$ —	$10,092,754
Basic Materials Fund	115,711,240	832,539	—	116,543,779
Biotechnology Fund	56,985,388	255,648	—	57,241,036
Consumer Products Fund	75,228,893	245,168	—	75,474,061
Electronics Fund	9,850,630	32,937	—	9,883,567
Energy Fund	53,542,385	277,470	—	53,819,855
Energy Services Fund	60,177,464	—	—	60,177,464
Financial Services Fund	11,407,706	4,425	—	11,412,131
Health Care Fund	27,270,320	255,822	—	27,526,142
Internet Fund	168,784,670	1,442,657	—	170,227,327
Leisure Fund	14,801,867	18	—	14,801,885
Precious Metals Fund	225,496,470	901,519	—	226,397,989
Retailing Fund	10,141,541	54,157	—	10,195,698
Technology Fund	25,145,188	144,937	—	25,290,125
Telecommunications Fund	24,000,245	168,886	—	24,169,131
Transportation Fund	21,271,156	98,869	—	21,370,025
Utilities Fund	34,687,416	197,119	—	34,884,535
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
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4

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

6.    Securities Transactions
During the period ended September 30, 2010, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic		Consumer			Energy
	Banking	Materials	Biotechnology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$76,515,912	$174,129,817	$106,098,368	$225,976,360	$160,084,035	$62,826,339	$82,947,052
Sales	$103,122,541	$129,579,447	$206,414,293	$368,188,686	$166,039,988	$65,307,329	$93,628,476

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$42,864,879	$126,627,528	$187,351,723	$89,944,398	$401,937,564	$72,146,033	$64,705,347
Sales	$62,048,555	$308,852,374	$51,699,837	$89,714,877	$371,354,135	$77,132,865	$100,416,904

	Telecommunications	Transportation	Utilities
	Fund	Fund	Fund

Purchases	$76,990,109	$176,551,272	$243,785,680
Sales	$60,202,490	$175,961,516	$229,858,413
7.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount out-standing per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. On September 30, 2010, the Energy Services Fund, Financial Services Fund and Leisure Fund borrowed $235,000, $14,000 and $6,000, respectively, under this agreement. As of and for the period ended September 30, 2010, the Funds did not have any other borrowings under this agreement.
8.    Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
9.    Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
10.   New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 5.
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5

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained
Banking Fund	117,776	4,330	11,222
Basic Materials Fund	729,746	26,061	39,447
Biotechnology Fund	3,036,987	72,518	78,252
Consumer Products Fund	2,813,832	15,671	34,026
Electronics Fund	344,508	5,672	30,405
Energy Fund	1,491,039	49,762	104,450
Energy Services Fund	863,732	32,688	39,882
Financial Services Fund	131,659	6,247	10,694
Health Care Fund	7,152,654	37,529	74,374
Internet Fund	252,282	6,898	16,462
Leisure Fund	274,614	4,199	8,627
Precious Metals Fund	1,283,647	85,191	94,549
Retailing Fund	407,497	14,789	14,619
Technology Fund	2,982,064	107,705	232,103
Telecommunications Fund	250,684	5,544	9,222
Transportation Fund	482,046	17,018	45,017
Utilities Fund	466,861	13,913	41,497
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained
Banking Fund	84,631	37,495	11,204
Basic Materials Fund	718,319	40,394	36,540
Biotechnology Fund	3,002,777	116,936	68,043
Consumer Products Fund	2,804,558	23,040	35,933
Electronics Fund	334,907	16,250	29,426
Energy Fund	1,445,626	94,316	105,309
Energy Services Fund	848,366	46,183	41,747
Financial Services Fund	128,262	7,944	12,393
Health Care Fund	7,118,045	68,151	78,391
Internet Fund	248,626	11,068	15,948
Leisure Fund	271,142	7,303	8,994
Precious Metals Fund	1,230,011	128,489	104,888
Retailing Fund	402,176	19,200	15,527
Technology Fund	2,954,686	133,477	233,709
Telecommunications Fund	245,788	8,481	11,180
Transportation Fund	478,854	20,650	44,577
Utilities Fund	447,492	26,409	48,370
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6

OTHER INFORMATION (Unaudited) (concluded)

Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
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7

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
126	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	127

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SEPTEMBER 30, 2010
RYDEX SERIES FUNDS SEMI - ANNUAL REPORT

ALTERNATIVES FUNDS
U. S. LONG SHORT MOMENTUM FUND
(Formerly, All - Cap Opportunity Fund)
INTERNATIONAL LONG SHORT SELECT FUND
(Formerly, International Opportunity Fund)
ALTERNATIVE STRATEGIES ALLOCATION FUND
GLOBAL 130/30 STRATEGY FUND
EQUITY MARKET NEUTRAL FUND
(Formerly, Global Market Neutral Fund)
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
ALTERNATIVE STRATEGIES FUND
LONG SHORT EQUITY STRATEGY FUND
LONG SHORT INTEREST RATE STRATEGY FUND

GO GREEN!

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RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALTERNATIVES FUNDS

U.S. LONG SHORT MOMENTUM FUND	7

INTERNATIONAL LONG SHORT SELECT FUND	15

ALTERNATIVE STRATEGIES ALLOCATION FUND	22

GLOBAL 130/30 STRATEGY FUND	28

EQUITY MARKET NEUTRAL FUND	35

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	45

ALTERNATIVE STRATEGIES FUND	50

LONG SHORT EQUITY STRATEGY FUND	55

LONG SHORT INTEREST RATE STRATEGY FUND	60

NOTES TO FINANCIAL STATEMENTS	65

OTHER INFORMATION	76

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	77
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Uncertainty over the strength of the U.S. economic recovery and what steps the Federal Reserve might take, if any, to deal with the situation highlighted the six months ending September 30. Stocks bounced back in the July-September period from losses in the second quarter, based partly on relief that the U.S. may be dealing with a prolonged period of slow growth rather than a sharp economic contraction.
The U.S. economy has been out of recession since July 2009, according to a September report from the National Bureau of Economic Research, although employment, income expectations and existing home sales have yet to rebound. Stocks are now roughly where they were six months ago.
U.S. GDP in the second quarter was 1.7%, widely viewed to be insufficient to move the unemployment rate below its current 9.6% before the end of 2010, and significantly lower than the 3.7% GDP in the first quarter. Economists said consumers are not spending at a rate to cause companies to ramp up production, and thus hiring, with confidence. By late September, many investors were widely anticipating that the Federal Reserve, in response to tepid growth, was prepared to start another round of quantitative easing—bond purchases designed to push down long-term interest rates and kick-start private borrowing.
That prospect was welcomed by investors, who sent equities higher in September, the S&P 500® Index* having its best September performance since 1939. For the third quarter, U.S. equity indices were up between 10-15% compared with drops of from 1-3% for the past six months. The technology sector was the main contributor to quarterly performance in the S&P 500 and the Russell 2000® Index, as growth style stocks outperformed value in the third quarter by three percentage points. Emerging markets continued to outperform, with investors continuing to pour money into emerging markets equities funds—$50 billion so far in 2010. Emerging markets are being viewed as less risky than in the recent past, particularly since nations in that sector are not confronting the fiscal debt issues facing many countries in the developed world, and are enjoying healthy economic growth.
Corporations continued to borrow aggressively, based on investor demand for bonds and low interest rates, driving hefty investment-grade bond sales as well as sales of high-yield bonds (where issuance through the third quarter has already surpassed the previous annual record). Various bond indices were up both for the third quarter and six months, led by indices for U.S. Government bond prices and corporate high yield bonds. The expectation of quantitative easing also lifted Treasury prices, despite concerns of a building price bubble in bonds. The Bank of America U.S. Government Index was up almost 3% for the third quarter, while the yield on the benchmark 10-year note closed out September at about 2.5%, down from its 2010 peak of just above 4% in April. U.S. debt also benefited as a safe haven from resurgent worries about the economic health of European nations, including more recently Ireland and Portugal.
Investors have also been flocking to gold, driving the price of an ounce of the metal to a non-inflation-adjusted record of around $1,300. Economists said gold’s appeal was both as a hedge against further financial market instability and to assuage investors worried about the inflationary impact of additional Fed easing and massive levels of government debt. Efforts by central banks around the world to boost their economies by keeping their currencies weaker, thus helping exports, may also be contributing to the rise in the price of gold, which is attractive as an alternative store of value. Continuing economic sluggishness in the U.S. caused the dollar to weaken against the euro and yen throughout the summer, as analysts said the economies behind those currencies are in something of a standoff over which has the worst outlook. The third quarter was good for other commodities, in part a response to strong demand in China, crop failures in Russia and the potential for further monetary easing. Grain prices began to fall late in the quarter, as high U.S. yields were expected to offset concerns about shortages in some crops like wheat.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

High inventory and slack demand combined to keep the price of a barrel of oil stuck in a narrow range, although it traded toward the high end ($82) of the range by September.
In contrast to the second quarter, when worries about European sovereign debt and a possible double-dip recession in the U.S. loomed large, stocks in countries around the world had strong gains in the third quarter. The MSCI EAFE Index was up 15% for the third quarter and the MSCI EAFE Emerging Markets Index* was up 18%. The latter index was among the best-performing indices for the past six months, up 6%. Markets in Southeast Asia, including Indonesia and Philippines, were at all-time highs, while India and South Korea also flirted with record highs. The domestic stock market of China, which this year is expected to overtake Japan as the world’s second-largest economy, pared its loss for the year, gaining 11% in the third quarter, as investors think the government may be reducing its efforts to rein in the economy. The STOXX 50®* Index also offset year-to-date losses with a 7% rise in the third quarter, despite a weak outlook issued by the European Central Bank. The Nikkei-225 Stock Average Index*, off 11% for the year, rose 6% in September, helped in part by foreign exchange market intervention designed to hold down the value of the yen.
Rydex|SGI has a full lineup of fundamental alpha, target beta and alternative investment products designed to provide investors with the tools needed to participate in all types of markets and market environments. Contact us if you wish to learn more, and thanks for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Nikkei-225 Stock Average Index – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists in 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The STOXX 50® Index – Europe’s leading Blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The STOXX 50 Index is licensed to financial institutions to serve as underlying for a wide range of investment products such as Exchange Traded Funds (ETF), Futures and Options, and structured products world-wide.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2010 and ending September 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), and Rydex|SGI prototype money purchase plan and profit sharing plan accounts, are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

				Beginning	Ending	Expenses
	Expense		Fund	Account Value	Account Value	Paid During
	Ratio	[1]	Return	March 31, 2010	September 30, 2010	Period[2]
Table 1. Based on actual Fund return[3]

U.S. Long Short Momentum Fund
A-Class	1.70%		(2.94%)	$1,000.00	$970.60	$8.40
C-Class	2.45%		(3.38%)	1,000.00	966.20	12.08
H-Class	1.70%		(2.93%)	1,000.00	970.70	8.40
International Long Short Select Fund
A-Class	2.48%		(8.59%)	1,000.00	914.10	11.90
C-Class	3.22%		(8.90%)	1,000.00	911.00	15.43
H-Class	2.47%		(8.59%)	1,000.00	914.10	11.85
Alternative Strategies Allocation Fund[6]
A-Class	0.00%		(2.88%)	1,000.00	971.20	—
C-Class	0.75%		(3.27%)	1,000.00	967.30	3.70
H-Class	0.00%		(2.88%)	1,000.00	971.20	—
Global 130/30 Strategy Fund
A-Class	3.39%		0.87%	1,000.00	1,008.70	17.07
C-Class	4.13%		0.59%	1,000.00	1,005.90	20.77
H-Class	3.46%		0.98%	1,000.00	1,009.80	17.43
Equity Market Neutral Fund
A-Class	5.41%		(2.23%)	1,000.00	977.70	26.82
C-Class	6.16%		(2.64%)	1,000.00	973.60	30.48
H-Class	5.41%		(2.27%)	1,000.00	977.30	26.82
Institutional Class[5]	5.59%		(2.65%)	1,000.00	973.50	22.82
Event Driven and Distressed Strategies Fund[4]
A-Class	1.90%		7.36%	1,000.00	1,073.60	4.97
C-Class	2.65%		7.04%	1,000.00	1,070.40	6.91
H-Class	1.90%		7.36%	1,000.00	1,073.60	4.97
Institutional Class	1.65%		7.40%	1,000.00	1,074.00	4.31
Alternative Strategies Fund[4]
A-Class	1.90%		4.48%	1,000.00	1,044.80	4.90
C-Class	2.65%		4.28%	1,000.00	1,042.80	6.82
H-Class	1.90%		4.48%	1,000.00	1,044.80	4.90
Institutional Class	1.64%		4.52%	1,000.00	1,045.20	4.23
Long Short Equity Strategy Fund[4]
A-Class	2.45%		6.64%	1,000.00	1,066.40	6.38
C-Class	3.29%		6.44%	1,000.00	1,064.40	8.56
H-Class	2.47%		6.64%	1,000.00	1,066.40	6.43
Institutional Class	2.21%		6.72%	1,000.00	1,067.20	5.76
Long Short Interest Rate Strategy Fund[4]
A-Class	1.51%		2.60%	1,000.00	1,026.00	3.86
C-Class	2.26%		2.40%	1,000.00	1,024.00	5.76
H-Class	1.51%		2.60%	1,000.00	1,026.00	3.86
Institutional Class	1.26%		2.64%	1,000.00	1,026.40	3.22
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

				Beginning	Ending	Expenses
	Expense		Fund	Account Value	Account Value	Paid During
	Ratio	[1]	Return	March 31, 2010	September 30, 2010	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

U.S. Long Short Momentum Fund
A-Class	1.70%		5.00%	$1,000.00	$1,016.55	$8.59
C-Class	2.45%		5.00%	1,000.00	1,012.78	12.36
H-Class	1.70%		5.00%	1,000.00	1,016.55	8.59
International Long Short Select Fund
A-Class	2.48%		5.00%	1,000.00	1,012.63	12.51
C-Class	3.22%		5.00%	1,000.00	1,008.92	16.22
H-Class	2.47%		5.00%	1,000.00	1,012.68	12.46
Alternative Strategies Allocation Fund[6]
A-Class	0.00%		5.00%	1,000.00	1,025.07	—
C-Class	0.75%		5.00%	1,000.00	1,021.31	3.80
H-Class	0.00%		5.00%	1,000.00	1,025.07	—
Global 130/30 Strategy Fund
A-Class	3.39%		5.00%	1,000.00	1,008.07	17.07
C-Class	4.13%		5.00%	1,000.00	1,004.36	20.75
H-Class	3.46%		5.00%	1,000.00	1,007.72	17.41
Equity Market Neutral Fund
A-Class	5.41%		5.00%	1,000.00	997.94	27.10
C-Class	6.16%		5.00%	1,000.00	994.18	30.79
H-Class	5.41%		5.00%	1,000.00	997.94	27.10
Institutional Class[5]	5.59%		5.00%	1,000.00	997.04	27.99
Event Driven and Distressed Strategies Fund[4]
A-Class	1.90%		5.00%	1,000.00	1,015.54	9.60
C-Class	2.65%		5.00%	1,000.00	1,011.78	13.36
H-Class	1.90%		5.00%	1,000.00	1,015.54	9.60
Institutional Class	1.65%		5.00%	1,000.00	1,016.80	8.34
Alternative Strategies Fund[4]
A-Class	1.90%		5.00%	1,000.00	1,015.54	9.60
C-Class	2.65%		5.00%	1,000.00	1,011.78	13.36
H-Class	1.90%		5.00%	1,000.00	1,015.54	9.60
Institutional Class	1.64%		5.00%	1,000.00	1,016.85	8.29
Long Short Equity Strategy Fund[4]
A-Class	2.45%		5.00%	1,000.00	1,012.78	12.36
C-Class	3.29%		5.00%	1,000.00	1,008.57	16.57
H-Class	2.47%		5.00%	1,000.00	1,012.68	12.46
Institutional Class	2.21%		5.00%	1,000.00	1,013.99	11.16
Long Short Interest Rate Strategy Fund[4]
A-Class	1.51%		5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%		5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%		5.00%	1,000.00	1,017.50	7.64
Institutional Class	1.26%		5.00%	1,000.00	1,018.75	6.38

[1]	This ratio represents annualized Total Expenses, which include interest and dividend expense from securities sold short. Excluding short dividend and interest expense, the operating expense ratio would be:

U.S. Long Short Momentum Fund 0.02%, 0.02%, and 0.02% lower in the A-Class, C-Class and H-Class, respectively; International Long Short Select Fund 0.72%, 0.72% and 0.71% lower in the A-Class, C-Class and H-Class, respectively; Global 130/30 Strategy Fund 1.24%, 1.17% and 1.28% lower in the A-Class, C-Class and H-Class, respectively; Equity Market Neutral Fund 3.12%, 3.12%, 3.12% and 3.53% lower in the A-Class, C-Class, H-Class and Institutional Class, respectively; Long Short Equity Strategy Fund 0.55%, 0.65%, 0.58%, and 0.56% lower in the A-Class, C-Class, H-Class and Institutional Class, respectively;

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	Actual cumulative return of net asset value for the period March 31, 2010 to September 30, 2010.

[4]	Since the commencement of operations: June 30, 2010

[5]	Since the commencement of operations: May 3, 2010 — Institutional Class.

[6]	Does not include expenses of the underlying funds in which the Fund invests.
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

U.S. LONG SHORT MOMENTUM FUND
(Formerly, All-Cap Opportunity Fund)
OBJECTIVE: Seeks long-term capital appreciation.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)

Amazon.com, Inc.	3.2%
Brookfield Asset Management, Inc. — Class A	2.5%
Vodafone Group plc ADR	2.2%
AT&T, Inc.	1.9%
Priceline.com, Inc.	1.8%
America Movil SAB de CV ADR	1.7%
Philip Morris International, Inc.	1.6%
Brookfield Properties Corp.	1.6%
CB Richard Ellis Group, Inc. — Class A	1.5%
Verizon Communications, Inc.	1.4%

Top Ten Total	19.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  U.S. LONG SHORT MOMENTUM FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 93.8%

Financials - 17.4%
Brookfield Asset Management,
Inc. — Class A	145,491	$4,127,580
Brookfield Properties Corp.	175,624	2,725,684
CB Richard Ellis Group, Inc. — Class A*	136,290	2,491,381
Jones Lang LaSalle, Inc.	23,775	2,051,069
Simon Property Group, Inc.	17,182	1,593,459
St. Joe Co.*	54,559	1,356,882
Forest City Enterprises, Inc. — Class A*	97,373	1,249,296
Public Storage	12,825	1,244,538
Vornado Realty Trust	14,388	1,230,606
Equity Residential	23,604	1,122,842
Boston Properties, Inc.	12,446	1,034,512
HCP, Inc.	27,980	1,006,720
Annaly Capital Management, Inc.	53,517	941,899
Host Hotels & Resorts, Inc.	61,682	893,155
AvalonBay Communities, Inc.	8,421	875,195
Ventas, Inc.	16,898	871,430
Kimco Realty Corp.	49,103	773,372
Health Care REIT, Inc.	15,837	749,724
Forestar Group, Inc.*	41,865	713,798
Macerich Co.	16,481	707,859
Plum Creek Timber Company, Inc.	19,853	700,811
Digital Realty Trust, Inc.	10,902	672,653
China Housing & Land Development, Inc.*	87,065	174,130

Total Financials		29,308,595

Consumer Discretionary - 17.1%
Amazon.com, Inc.*	34,611	5,436,004
Priceline.com, Inc.*	8,562	2,982,487
NetFlix, Inc.*	13,980	2,266,997
Expedia, Inc.	66,303	1,870,408
McDonald’s Corp.	24,580	1,831,456
Liberty Media Corporation -
Interactive*	119,322	1,635,905
Carnival Corp.	28,750	1,098,537
Las Vegas Sands Corp.*	30,850	1,075,122
Yum! Brands, Inc.	21,620	995,817
Starbucks Corp.	36,460	932,647
HSN, Inc.*	26,604	795,460
Marriott International, Inc. —
Class A	21,800	781,094
Starwood Hotels & Resorts
Worldwide, Inc.	13,090	687,879
Wynn Resorts Ltd.	7,880	683,748
Royal Caribbean Cruises Ltd.*	19,310	608,844
Shutterfly, Inc.*	21,202	551,040

		MARKET
	SHARES	VALUE

MGM Resorts International*	45,280	$510,758
Chipotle Mexican Grill, Inc. — Class A*	2,930	503,960
Darden Restaurants, Inc.	11,770	503,521
Wyndham Worldwide Corp.	17,910	491,988
NutriSystem, Inc.	25,098	482,886
Blue Nile, Inc.*	10,226	454,955
International Game Technology	28,890	417,460
Panera Bread Co. — Class A*	3,950	350,009
PetMed Express, Inc.	19,840	347,200
Overstock.com, Inc.*	21,467	337,461
Vitacost.com, Inc.*	34,500	207,345

Total Consumer Discretionary		28,840,988

Telecommunication Services - 16.2%
Vodafone Group plc ADR	146,780	3,641,612
AT&T, Inc.	109,410	3,129,126
America Movil SAB de CV ADR	53,310	2,843,022
Verizon Communications, Inc.	71,540	2,331,489
Deutsche Telekom AG ADR	135,670	1,849,182
American Tower Corp. —
Class A*	29,520	1,513,195
Crown Castle International Corp.*	27,110	1,196,906
Sprint Nextel Corp.*	253,730	1,174,770
CenturyLink, Inc.	21,550	850,363
NII Holdings, Inc.*	20,640	848,304
Qwest Communications
International, Inc.	130,560	818,611
SBA Communications Corp. — Class A*	17,640	710,892
Frontier Communications Corp.	84,160	687,587
MetroPCS Communications, Inc.*	63,170	660,758
Windstream Corp.	48,130	591,518
United States Cellular Corp.*	11,030	507,049
Clearwire Corp. — Class A*	62,530	505,868
Tele Norte Leste Participacoes
S.A. ADR	31,570	444,506
Syniverse Holdings, Inc.*	18,640	422,569
Telephone & Data Systems, Inc.	12,620	413,936
tw telecom inc — Class A*	21,390	397,212
Leap Wireless International, Inc.*	28,500	351,975
AboveNet, Inc.*	5,200	270,868
Level 3 Communications, Inc.*	279,410	261,891
PAETEC Holding Corp.*	46,350	190,499
Consolidated Communications
Holdings, Inc.	9,800	182,966
Cincinnati Bell, Inc.*	63,460	169,438
Iridium Communications, Inc.*	19,830	169,348
Vonage Holdings Corp.*	41,120	104,856

Total Telecommunication Services		27,240,316

8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
  U.S. LONG SHORT MOMENTUM FUND

		MARKET
	SHARES	VALUE

Utilities - 16.2%
Dominion Resources, Inc.	35,250	$1,539,015
Southern Co.	38,970	1,451,243
Exelon Corp.	32,090	1,366,392
Duke Energy Corp.	71,610	1,268,213
NextEra Energy, Inc.	22,780	1,239,004
PG&E Corp.	27,220	1,236,332
Public Service Enterprise
Group, Inc.	36,170	1,196,504
Sempra Energy	20,930	1,126,034
Consolidated Edison, Inc.	23,070	1,112,435
American Electric Power
Company, Inc.	29,440	1,066,611
Xcel Energy, Inc.	42,440	974,847
Entergy Corp.	12,650	968,104
Progress Energy, Inc.	21,200	941,704
PPL Corp.	33,750	919,013
Edison International	25,680	883,135
FirstEnergy Corp.	22,680	874,087
Ameren Corp.	28,590	811,956
DTE Energy Co.	17,550	806,072
CenterPoint Energy, Inc.	50,600	795,432
Wisconsin Energy Corp.	13,720	793,016
SCANA Corp.	16,720	674,150
NiSource, Inc.	38,720	673,728
NSTAR	15,810	622,124
Alliant Energy Corp.	16,830	611,771
Northeast Utilities	20,330	601,158
OGE Energy Corp.	14,870	592,867
Pinnacle West Capital Corp.	13,610	561,685
Pepco Holdings, Inc.	29,600	550,560
Allegheny Energy, Inc.	21,690	531,839
DPL, Inc.	17,210	449,697

Total Utilities		27,238,728

Consumer Staples - 9.9%
Philip Morris International, Inc.	49,000	2,744,980
Avon Products, Inc.	63,070	2,025,178
Altria Group, Inc.	79,480	1,909,110
Estee Lauder Companies, Inc.
— Class A	24,000	1,517,520
Alberto-Culver Co. — Class B	29,770	1,120,841
Reynolds American, Inc.	18,470	1,096,933
Herbalife Ltd.	17,350	1,047,072
NBTY, Inc.*	17,740	975,345
Lorillard, Inc.	11,540	926,777
Nu Skin Enterprises, Inc. —
Class A	25,450	732,960
Revlon, Inc. — Class A*	35,550	448,641
Elizabeth Arden, Inc.*	21,190	423,588
Prestige Brands Holdings, Inc.*	42,620	421,512
USANA Health Sciences, Inc.*	10,220	412,479
Medifast, Inc.*	12,610	342,109
Vector Group Ltd.	16,894	315,918
Universal Corp.	6,080	243,747

Total Consumer Staples		16,704,710

		MARKET
	SHARES	VALUE

Industrials - 9.5%
Southwest Airlines Co.	104,460	$1,365,292
Delta Air Lines, Inc.*	109,150	1,270,506
Caterpillar, Inc.	11,880	934,718
United Continental Holdings,
Inc.*	37,500	886,125
Continental Airlines, Inc. —
Class B*	33,370	828,911
Deere & Co.	10,100	704,778
Danaher Corp.	16,860	684,685
Illinois Tool Works, Inc.	13,940	655,459
JetBlue Airways Corp.*	93,960	628,592
AMR Corp.*	96,310	603,864
Alaska Air Group, Inc.*	11,470	585,314
Copa Holdings S.A. — Class A	10,710	577,376
Cummins, Inc.	6,250	566,125
AirTran Holdings, Inc.*	73,080	537,138
US Airways Group, Inc.*	57,470	531,598
PACCAR, Inc.	10,800	520,020
Eaton Corp.	5,660	466,893
Parker Hannifin Corp.	6,340	444,181
Ingersoll-Rand plc	11,530	411,736
Dover Corp.	7,850	409,849
Allegiant Travel Co. — Class A	9,350	395,692
CNH Global N.V.	10,530	385,819
Skywest, Inc.	27,080	378,037
Joy Global, Inc.	5,160	362,851
Flowserve Corp.	3,050	333,731
Bucyrus International, Inc. —
Class A	4,440	307,914
Pall Corp.	6,910	287,732

Total Industrials		16,064,936

Materials - 7.5%
E. I. du Pont de Nemours & Co.	28,430	1,268,547
Potash Corporation of
Saskatchewan, Inc.	8,580	1,235,863
Dow Chemical Co.	41,970	1,152,496
Praxair, Inc.	11,400	1,028,964
Mosaic Co.	16,650	978,354
Syngenta AG ADR	19,350	963,437
Monsanto Co.	19,810	949,493
Air Products & Chemicals, Inc.	10,210	845,592
PPG Industries, Inc.	9,590	698,152
Agrium, Inc.	9,170	687,658
Ecolab, Inc.	13,480	683,975
Sherwin-Williams Co.	7,570	568,810
Sigma-Aldrich Corp.	9,110	550,062
Lubrizol Corp.	5,180	548,925
CF Industries Holdings, Inc.	5,300	506,150

Total Materials		12,666,478

Total Common Stocks
(Cost $146,263,175)		158,064,751

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
  U.S. LONG SHORT MOMENTUM FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 5.7%
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	$3,652,118	$3,652,118
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	3,648,052	3,648,052
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,507,460	1,507,460
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	385,143	385,143
Deutsche Bank
issued 09/30/10 at 0.20%
due 10/01/10	376,865	376,865

Total Repurchase Agreements
(Cost $9,569,638)		9,569,638

Total Investments - 99.5%
(Cost $155,832,813)		$167,634,389

Cash & Other Assets,
Less Liabilities - 0.5%		786,285

Total Net Assets - 100.0%		$168,420,674

		Unrealized
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $14,313,600)	252	$(626,548)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

1	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust

plc — Public Limited Company
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  U.S. LONG SHORT MOMENTUM FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$158,064,751
Repurchase agreement, at value	9,569,638

Total investments	167,634,389
Segregated cash with broker	1,134,000
Cash	25,075
Receivables:
Variation margin	61,740
Fund shares sold	61,174
Dividends	243,063
Interest	52

Total assets	169,159,493

Liabilities:
Payable for:
Fund shares redeemed	401,944
Management fees	123,618
Custodian fees	4,532
Transfer agent/maintenance fees	34,338
Distribution and service fees	66,317
Portfolio accounting fees	13,735
Other	94,335

Total liabilities	738,819

Net assets	$168,420,674

Net assets consist of:
Paid in capital	256,320,947
Accumulated net investment loss	(426,040)
Accumulated net realized loss on sale of
investments	(98,649,261)
Net unrealized appreciation in value of
investments	11,175,028

Net assets	168,420,674

A-Class:
Net assets	$27,876,301
Capital shares outstanding	2,281,425
Net asset value per share	$12.22

Maximum offering price per share*	$12.83

C-Class:
Net assets	$52,173,974
Capital shares outstanding	4,554,931
Net asset value per share	$11.45

H-Class:
Net assets	$88,370,399
Capital shares outstanding	7,209,045
Net asset value per share	$12.26

Investments, at cost	$146,263,175
Repurchase agreement, at cost	9,569,638

Total cost	$155,832,813
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding
tax of $11,951)	$1,300,438
Interest	5,422

Total investment income	1,305,860

Expenses:
Management fees	804,003
Transfer agent and administrative fees	223,334
Distribution and Service Fees:
A-Class	38,331
C-Class	285,583
H-Class	113,608
Portfolio accounting fees	89,333
Trustees’ fees**	7,155
Short sales dividend expense	13,586
Prime broker interest expense	4,829
Miscellaneous	152,138

Total expenses	1,731,900

Net investment loss	(426,040)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	7,711,505
Futures contracts	(147,732)
Securities sold short	(1,071,051)

Net realized gain	6,492,722

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(12,587,726)
Futures contracts	(626,548)

Net unrealized depreciation	(13,214,274)

Net loss	(6,721,552)

Net decrease in net assets resulting
from operations	$(7,147,592)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

  U.S. LONG SHORT MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(426,040)	$(1,691,200)
Net realized gain during the period on investments	6,492,722	49,744,867
Net unrealized appreciation (depreciation) during the period on investments	(13,214,274)	22,166,738

Net increase (decrease) in net assets resulting from operations	(7,147,592)	70,220,405

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,041,188	16,336,174
C-Class	2,607,789	7,596,790
H-Class	20,556,060	42,371,395
Redemption fees collected
A-Class	1,639	3,166
C-Class	3,070	5,697
H-Class	4,899	7,927
Cost of shares redeemed
A-Class	(11,194,679)	(25,309,254)
C-Class	(12,942,428)	(23,736,570)
H-Class	(28,075,890)	(52,726,299)

Net decrease from capital share transactions	(24,998,352)	(35,450,974)

Net increase (decrease) in net assets	(32,145,944)	34,769,431
Net assets:
Beginning of period	200,566,618	165,797,187

End of period	$168,420,674	$200,566,618

Accumulated net investment income (loss) at end of period	$(426,040)	$—

Capital share activity:
Shares sold
A-Class	341,008	1,495,974
C-Class	226,009	718,311
H-Class	1,726,782	3,958,395
Shares redeemed
A-Class	(936,623)	(2,322,899)
C-Class	(1,149,895)	(2,312,679)
H-Class	(2,386,578)	(4,887,679)

Total capital share activity	(2,179,297)	(3,350,577)

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,		March 31,	March 31,	March 31,
A-Class	2010	[a]	2010		2009		2008	2007	2006
Per Share Data
Net asset value, beginning of period	$12.59		$8.62		$13.45		$14.08	$14.15	$11.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)		(.07)		.01		(.01)	(.01)	(.04)
Net gain (loss) on securities (realized and unrealized)	(.35)		4.04		(4.84)		.30	.38	3.09

Total from investment operations	(.37)		3.97		(4.83)		.29	.37	3.05

Less distributions:
Distributions from realized gains	—		—		—		(.93)	(.44)	—

Total distributions	—		—		—		(.93)	(.44)	—

Redemption fees collected	—	[c]	—	[c]	—	[c]	.01	— [c]	—

Net asset value, end of period	$12.22		$12.59		$8.62		$13.45	$14.08	$14.15

Total Return[d]	(2.94%	)	46.06%		(35.91%	)	1.50%	2.75%	27.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,876		$36,231		$31,925		$49,148	$39,804	$30,593

Ratios to average net assets:
Net investment income (loss)	(0.25%	)	(0.62%	)	0.13%		(0.08% )	(0.09% )	(0.33%	)
Total expenses	1.70%		1.68%		1.69%		1.65%	1.64%	1.67%
Operating expenses[e]	1.68%		1.68%		1.69%		1.65%	1.64%	1.67%

Portfolio turnover rate	131%		375%		528%		278%	373%	263%

	Period
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,		March 31,	March 31,	March 31,
C-Class	2010	[a]	2010		2009		2008	2007	2006
Per Share Data
Net asset value, beginning of period	$11.85		$8.17		$12.85		$13.58	$13.76	$10.87

Income (loss) from investment operations:
Net investment loss[b]	(.06)		(.14)		(.07)		(.12)	(.11)	(.12)
Net gain (loss) on securities (realized and unrealized)	(.34)		3.82		(4.61)		.31	.37	3.01

Total from investment operations	(.40)		3.68		(4.68)		.19	.26	2.89

Less distributions:
Distributions from realized gains	—		—		—		(.93)	(.44)	—

Total distributions	—		—		—		(.93)	(.44)	—

Redemption fees collected	—	[c]	—	[c]	—	[c]	.01	— [c]	—

Net asset value, end of period	$11.45		$11.85		$8.17		$12.85	$13.58	$13.76

Total Return[d]	(3.38%	)	45.04%		(36.42%	)	0.81%	2.02%	26.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,174		$64,918		$57,792		$115,136	$118,422	$118,083

Ratios to average net assets:
Net investment loss	(1.00%	)	(1.37%	)	(0.66%	)	(0.80% )	(0.86% )	(0.95%	)
Total expenses	2.45%		2.43%		2.44%		2.41%	2.39%	2.41%
Operating expenses[e]	2.43%		2.43%		2.44%		2.41%	2.39%	2.41%

Portfolio turnover rate	131%		375%		528%		278%	373%	263%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

  U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,		March 31,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010		2009		2008	2007	2006
Per Share Data
Net asset value, beginning of period	$12.63		$8.65		$13.49		$14.12	$14.18	$11.12

Income (loss) from investment operations:
Net investment loss[b]	(.01)		(.07)		(—)[f]		(.02)	(.02)	(.03)
Net gain (loss) on securities (realized and unrealized)	(.36)		4.05		(4.84)		.31	.40	3.09

Total from investment operations	(.37)		3.98		(4.84)		.29	.38	3.06

Less distributions:
Distributions from realized gains	—		—		—		(.93)	(.44)	—

Total distributions	—		—		—		(.93)	(.44)	—

Redemption fees collected	—	[c]	—	[c]	—	[c]	.01	— [c]	—

Net asset value, end of period	$12.26		$12.63		$8.65		$13.49	$14.12	$14.18

Total Return[d]	(2.93%	)	46.01%		(35.88%	)	1.50%	2.81%	27.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,370		$99,418		$76,080		$178,949	$140,774	$246,029

Ratios to average net assets:
Net investment loss	(0.22%	)	(0.63%	)	(0.01%	)	(0.13% )	(0.16% )	(0.25%)
Total expenses	1.70%		1.68%		1.68%		1.65%	1.65%	1.66%
Operating expenses[e]	1.68%		1.68%		1.68%		1.65%	1.65%	1.66%

Portfolio turnover rate	131%		375%		528%		278%	373%	263%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Redemption fees collected are less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Operating expenses exclude interest and dividend expense from securities sold short.

[f]	Net investment loss is less than $0.01 per share.
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010
INTERNATIONAL LONG SHORT SELECT FUND
(Formerly, International Opportunity Fund)
OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 31, 2007
C-Class	August 31, 2007
H-Class	August 31, 2007

Ten Largest Long Holdings (% of Total Net Assets)

Fresenius Medical Care AG & Co. KGaA	4.3%
Apple, Inc.	4.2%
Hitachi Ltd.	4.2%
ACE Ltd.	3.9%
CNOOC Ltd.	3.9%
Julius Baer Group Ltd.	3.7%
Standard Chartered plc	3.7%
Sony Financial Holdings, Inc.	3.3%
Exxaro Resources Ltd.	3.1%
BNP Paribas	3.0%

Top Ten Total	37.3%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

2

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  INTERNATIONAL LONG SHORT SELECT FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 84.5%

Financials - 21.3%
ACE Ltd.[1]	3,600	$209,700
Julius Baer Group Ltd.	5,556	202,257
Standard Chartered plc[1]	7,019	201,457
Sony Financial Holdings, Inc.	54	175,936
BNP Paribas	2,298	163,456
Toronto-Dominion Bank[1]	1,425	103,111
Banco Santander S.A.[1]	7,806	99,159

Total Financials		1,155,076

Information Technology - 16.7%
Apple, Inc.[1]*	807	228,986
Hitachi Ltd.	51,565	225,444
Mastercard, Inc. — Class A	709	158,816
Software AG	1,300	157,039
Xerox Corp.[1]	13,200	136,620

Total Information Technology		906,905

Consumer Discretionary - 11.3%
Kingfisher plc	41,333	152,138
Compass Group plc[1]	17,585	146,553
Wynn Macau Ltd.*	72,800	125,917
ProSiebenSat. Media AG1	4,197	99,739
Renault S.A.	1,739	89,493

Total Consumer Discretionary		613,840

Industrials - 7.8%
Deutsche Lufthansa AG	6,080	111,785
Marubeni Corp.	19,000	107,421
Amada Company Ltd.	15,000	102,773
SembCorp Marine Ltd.	34,000	101,612

Total Industrials		423,591

Consumer Staples - 7.3%
Koninklijke Ahold N.V.	11,570	155,981
Marine Harvest ASA	147,556	128,599
Imperial Tobacco Group plc	3,777	112,559

Total Consumer Staples		397,139

Materials - 6.0%
Exxaro Resources Ltd.	9,611	166,054
Osisko Mining Corp.[1]*	11,100	158,048

Total Materials		324,102

Energy - 5.9%
CNOOC Ltd.	108,000	209,349
Royal Dutch Shell plc[1] — Class A	3,640	109,563

Total Energy		318,912

Health Care - 4.3%
Fresenius Medical Care AG & Co. KGaA[1]	3,746	231,389

		MARKET
	SHARES	VALUE

Telecommunication Services - 3.9%
Koninklijke KPN N.V.	6,999	$108,261
Deutsche Telekom AG	7,475	102,272

Total Telecommunication Services		210,533

Total Common Stocks (Cost $4,046,504)		4,581,487

	FACE
	AMOUNT
REPURCHASE AGREEMENTS††,2 - 22.9%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	$473,867	473,867
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	473,340	473,340
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	195,595	195,595
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	49,973	49,973
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	48,899	48,899

Total Repurchase Agreements (Cost $1,241,674)		1,241,674

Total Long Securities - 107.4% (Cost $5,288,178)		$5,823,161

	SHARES

COMMON STOCKS SOLD SHORT† - (27.1)%

Health Care - (2.5)%
William Demant Holding AS*	1,803	$(133,052)

Consumer Staples - (3.3)%
Kao Corp.	7,400	(180,291)

Energy - (5.8)%
Showa Shell Sekiyu KK	19,100	(145,964)
Neste Oil Oyj	10,910	(170,466)

Total Energy		(316,430)

Financials - (6.4)%
Banco de Sabadell S.A.	22,587	(113,143)
Insurance Australia Group Ltd.	32,466	(114,197)
Bankinter S.A.	16,816	(116,860)

Total Financials		(344,200)

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
 INTERNATIONAL LONG SHORT SELECT FUND

		MARKET
	SHARES	VALUE

Information Technology - (9.1)%
STMicroelectronics N.V.	6,100	$(46,543)
LSI Corp.*	11,000	(50,160)
Intersil Corp.	4,700	(54,943)
Solarworld AG	7,353	(92,232)
Foxconn International Holdings Ltd.*	146,895	(107,915)
Semiconductor Manufacturing International Corp.*	1,986,000	(143,340)

Total Information Technology		(495,133)

Total Common Stocks Sold Short (Proceeds $1,331,353)		$(1,469,106)

Cash, Other Assets, Less Liabilities 19.7%		1,066,438

Total Net Assets - 100.0%		$5,420,493

Country Diversification
The pie chart above reflects percentages of
the market value of Long Stocks.
Country Diversification
The pie chart above reflects percentages of
the market value of Short Stocks.

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	Repurchase Agreements — See Note 6.

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

  INTERNATIONAL LONG SHORT SELECT FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$4,581,487
Repurchase agreement, at value	1,241,674

Total investments	5,823,161
Segregated cash with broker	1,139,908
Foreign currency, at value	1,484

Receivables:
Securities sold	113,797
Fund shares sold	3,492
Dividends	12,237
Interest	55
Forward exchange	59,896
Other assets	898

Total assets	7,154,928

Liabilities:
Overdraft due to custodian bank	1,492
Securities sold short, at value	1,469,106
Payable for:
Securities purchased	181,604
Fund shares redeemed	1,839
Management fees	3,794
Custodian fees	1,023
Transfer agent/maintenance fees	1,054
Distribution and service fees	1,724
Portfolio accounting fees	421
Interest	8,265
Forward exchange	59,948
Other	4,165

Total liabilities	1,734,435

Net assets	$5,420,493

Net assets consist of:
Paid in capital	19,561,099
Accumulated net investment loss	(190,369)
Accumulated net realized loss on sale of investments	(14,347,311)
Net unrealized appreciation in value of investments	397,074

Net assets	5,420,493

A-Class:
Net assets	$1,085,245
Capital shares outstanding	57,926
Net asset value per share	$18.73

Maximum offering price per share*	$19.66

C-Class:
Net assets	$1,083,617
Capital shares outstanding	59,164
Net asset value per share	$18.32

H-Class:
Net assets	$3,251,631
Capital shares outstanding	173,493
Net asset value per share	$18.74

Investments, at cost	$4,046,504
Repurchase agreement, at cost	1,241,674

Total cost	$5,288,178
Securities sold short, proceeds	1,331,353
Foreign Currency, at cost	1,640

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $3,956)	$38,759
Interest	144

Total investment income	38,903

Expenses:
Management fees	45,065
Transfer agent and administrative fees	12,518
Distribution and Service Fees:
A-Class	3,593
C-Class	6,122
H-Class	7,395
Portfolio accounting fees	5,007
Trustees’ fees**	642
Short sales dividend expense	14,921
Prime broker interest expense	21,002
Registration	10,184
Miscellaneous	1,996

Total expenses	128,445

Net investment loss	(89,542)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(293,567)
Futures contracts	(1,725,542)
Foreign currency	(171,553)
Securities sold short	(277,328)

Net realized loss	(2,467,990)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	131,434
Futures contracts	108,090
Foreign currency	9,179
Securities sold short	(137,753)

Net unrealized appreciation	110,950

Net loss	(2,357,040)

Net decrease in net assets resulting from operations	$(2,446,582)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  INTERNATIONAL LONG SHORT SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(89,542)	$(52,885)
Net realized gain (loss) during the period on investments	(2,467,990)	4,875,943
Net unrealized appreciation (depreciation) during the period on investments	110,950	(320,152)

Net increase (decrease) in net assets resulting from operations	(2,446,582)	4,502,906

Distributions to shareholders from:
Net investment income
A-Class	—	(13,643)
C-Class	—	(5,782)
H-Class	—	(39,039)

Total distributions to shareholders	—	(58,464)

Capital share transactions:
Proceeds from sale of shares
A-Class	516,475	14,322,044
C-Class	569,747	6,582,378
H-Class	14,660,457	45,391,991
Redemption fees collected
A-Class	11,765	39,865
C-Class	3,562	16,020
H-Class	25,235	69,804
Distributions reinvested
A-Class	—	12,778
C-Class	—	5,349
H-Class	—	38,899
Cost of shares redeemed
A-Class	(4,720,775)	(17,373,154)
C-Class	(709,192)	(7,795,286)
H-Class	(15,880,420)	(44,736,403)

Net decrease from capital share transactions	(5,523,146)	(3,425,715)

Net increase (decrease) in net assets	(7,969,728)	1,018,727
Net assets:
Beginning of period	13,390,221	12,371,494

End of period	$5,420,493	$13,390,221

Accumulated net investment loss at end of period	$(190,369)	$(100,827)

Capital share activity:
Shares sold
A-Class	27,944	775,968
C-Class	28,763	349,679
H-Class	708,466	2,286,872
Shares reinvested
A-Class	—	594
C-Class	—	252
H-Class	—	1,804
Shares redeemed
A-Class	(264,978)	(976,943)
C-Class	(39,461)	(398,927)
H-Class	(824,773)	(2,284,588)

Total capital share activity	(364,039)	(245,289)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

  INTERNATIONAL LONG SHORT SELECT FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period				Period
	Ended		Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$20.49		$13.76	$22.93	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)		.05	(.05)	.53
Net gain (loss) on securities (realized and unrealized)	(1.67)		6.60	(8.84)	(1.98)

Total from investment operations	(1.84)		6.65	(8.89)	(1.45)

Less distributions:
Distributions from net investment income	—		(.03)	(.33)	(.41)
Distributions from realized gains	—		—	—	(.24)

Total distributions	—		(.03)	(.33)	(.65)

Redemption fees collected	.08		.11	.05	.03

Net asset value, end of period	$18.73		$20.49	$13.76	$22.93

Total Return[d]	(8.59%	)	49.14%	(38.64% )	(5.93%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,085		$6,043	$6,818	$13,483

Ratios to average net assets:
Net investment income (loss)	(1.79%	)	0.24%	(0.24% )	3.68%	[f]
Total expenses	2.48%		1.70%	1.68%	1.74%	[f]
Operating expenses[e]	1.76%		1.70%	1.68%	1.74%	[f]

Portfolio turnover rate	331%		430%	278%	160%

	Period			Period
	Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,
C-Class	2010[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$20.11	$13.61	$22.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.30)	(.19)	.39
Net gain (loss) on securities (realized and unrealized)	(1.65)	6.73	(8.76)	(1.96)

Total from investment operations	(1.84)	6.43	(8.95)	(1.57)

Less distributions:
Distributions from net investment income	—	(.03)	(.33)	(.41)
Distributions from realized gains	—	—	—	(.24)

Total distributions	—	(.03)	(.33)	(.64)

Redemption fees collected	.05	.10	.05	.06

Net asset value, end of period	$18.32	$20.11	$13.61	$22.84

Total Return[d]	(8.90% )	48.00%	(39.06% )	(6.29%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,084	$1,405	$1,618	$3,603

Ratios to average net assets:
Net investment income (loss)	(2.01% )	(1.57% )	(1.00% )	2.70%	[f]
Total expenses	3.22%	2.43%	2.43%	2.49%	[f]
Operating expenses[e]	2.50%	2.43%	2.43%	2.49%	[f]

Portfolio turnover rate	331%	430%	278%	160%
20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  INTERNATIONAL LONG SHORT SELECT FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period				Period
	Ended		Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$20.50		$13.77	$22.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)		(.03)	(.03)	.45
Net gain (loss) on securities (realized and unrealized)	(1.67)		6.68	(8.86)	(1.95)

Total from investment operations	(1.84)		6.65	(8.89)	(1.50)

Less distributions:
Distributions from net investment income	—		(.03)	(.33)	(.41)
Distributions from realized gains	—		—	—	(.24)

Total distributions	—		(.03)	(.33)	(.65)

Redemption fees collected	.08		.11	.05	.09

Net asset value, end of period	$18.74		$20.50	$13.77	$22.94

Total Return[d]	(8.59%	)	49.11%	(38.63% )	(5.89%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,252		$5,942	$3,936	$13,775

Ratios to average net assets:
Net investment income (loss)	(1.74%	)	(0.16% )	(0.16% )	3.19%	[f]
Total expenses	2.47%		1.68%	1.68%	1.75%	[f]
Operating expenses[e]	1.76%		1.68%	1.68%	1.75%	[f]

Portfolio turnover rate	331%		430%	278%	160%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations August 31, 2007.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Operating expenses exclude interest and dividend expense from securities sold short.

[f]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

FUND PROFILE (Unaudited)
September 30, 2010

ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 7, 2008
C-Class	March 7, 2008
H-Class	March 7, 2008

Ten Largest Holdings (% of Total Net Assets)

RSF — Managed Futures Strategy Fund — Class A	20.3%
RSF — Equity Market Neutral Fund — Class A	16.7%
RSF — Long/Short Commodities Strategy Fund — Class A	10.5%
RSF — Event Driven and Distressed Strategies Fund — Class A	9.9%
RSF — Long Short Interest Rate Strategy Fund — Class A	9.8%
RSF — Alternative Strategies Fund — Class A	9.8%
RSF — Multi-Hedge Strategies Fund — Class A	8.2%
PowerShares DB G10 Currency Harvest Fund	4.9%
RSF — Long Short Equity Strategy Fund — Class A	4.9%
RSF — Real Estate Fund — Class A	3.0%

Top Ten Total	98.0%

“Holdings” exclude any temporary cash or derivative investments.

RSF — Rydex Series Funds

22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 ALTERNATIVE STRATEGIES ALLOCATION FUND

		MARKET
	SHARES	VALUE

CURRENCY EXCHANGE TRADED FUND† - 4.9%
PowerShares DB G10 Currency Harvest Fund	52,580	$1,221,959

Total Currency Exchange Traded Fund (Cost $1,074,471)		1,221,959

MUTUAL FUNDS†,2 - 94.1%
RSF — Managed Futures Strategy Fund*	205,950	5,037,539
RSF — Equity Market Neutral Fund	184,483	4,134,273
RSF — Long/Short Commodities Strategy Fund*	105,568	2,604,359
RSF — Event Driven and Distressed Strategies Fund*	91,104	2,445,234
RSF — Long Short Interest Rate Strategy Fund*	94,594	2,426,331
RSF — Alternative Strategies Fund*	92,625	2,419,360
RSF — Multi-Hedge Strategies Fund*	97,175	2,046,510
RSF — Long Short Equity Strategy Fund*	45,495	1,212,895
RSF — Real Estate Fund	28,903	748,302
RSF — Commodities Strategy Fund	16,564	252,765

Total Mutual Funds (Cost $23,043,957)		23,327,568

	FACE
	AMOUNT

REPURCHASE AGREEMENT††,1 - 1.1%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$272,163	272,163

Total Repurchase Agreement (Cost $272,163)		272,163

Total Investments - 100.1% (Cost $24,390,591)		$24,821,690

Liabilities, Less Cash & Other Assets - (0.1)%		(16,820)

Total Net Assets - 100.0%		$24,804,870

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	A-Class shares of Affiliated Funds.

RSF — Rydex Series Funds

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

  ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$1,221,959
Investments, at value, in Affiliated Funds	23,327,568
Repurchase agreement, at value	272,163

Total investments	24,821,690

Receivables:
Fund shares sold	140

Total assets	24,821,830

Liabilities:
Payable for:
Fund shares redeemed	14,100
Custodian fees	27
Distribution and service fees	2,833

Total liabilities	16,960

Net assets	$24,804,870

Net assets consist of:
Paid in capital	33,005,618
Undistributed net investment income	170,465
Accumulated net realized loss on sale of investments	(8,802,312)
Net unrealized appreciation in value of investments	431,099

Net assets	24,804,870

A-Class:
Net assets	$4,180,776
Capital shares outstanding	213,562
Net asset value per share	$19.58

Maximum offering price per share*	$20.56

C-Class:
Net assets	$4,518,447
Capital shares outstanding	235,296
Net asset value per share	$19.20

H-Class:
Net assets	$16,105,647
Capital shares outstanding	822,818
Net asset value per share	$19.57

Investments, at cost	$24,118,428
Repurchase agreement, at cost	272,163

Total cost	$24,390,591
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Interest	$170

Total investment income	170

Expenses:
Distribution and Service Fees:
C-Class	20,947
Miscellaneous	680

Total expenses	21,627

Net investment loss	(21,457)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,025,815)
Investment in Affiliated Funds	(338,217)

Net realized loss	(1,364,032)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	433,626

Net unrealized appreciation	433,626

Net loss	(930,406)

Net decrease in net assets resulting from operations	$(951,863)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(21,457)	$(45,512)
Net realized loss during the period on investments	(1,364,032)	(769,516)
Net unrealized appreciation during the period on investments	433,626	2,196,621

Net increase (decrease) in net assets resulting from operations	(951,863)	1,381,593

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	925,958	2,960,895
C-Class	453,436	3,011,663
H-Class	3,609,469	16,931,859
Redemption fees collected
A-Class	54	1,867
C-Class	68	3,336
H-Class	209	9,800
Cost of shares redeemed
A-Class	(1,086,557)	(4,545,011)
C-Class	(2,691,355)	(4,063,013)
H-Class	(5,979,049)	(17,262,772)

Net decrease from capital share transactions	(4,767,767)	(2,951,376)

Net decrease in net assets	(5,719,630)	(1,569,783)
Net assets:
Beginning of period	30,524,500	32,094,283

End of period	$24,804,870	$30,524,500

Undistributed net investment income at end of period	$170,465	$191,922

Capital share activity:
Shares sold
A-Class	46,625	147,132
C-Class	23,366	151,348
H-Class	184,816	842,841
Shares redeemed
A-Class	(55,930)	(225,223)
C-Class	(139,494)	(204,224)
H-Class	(307,569)	(856,182)

Total capital share activity	(248,186)	(144,308)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

2

   ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended		Year Ended	Ended
	September 30,		March 31,		March 31,	March 31,
A-Class	2010	[a]	2010		2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$20.16		$19.33		$24.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(—)[d]		—	[d]	.62	—	[d]
Net gain (loss) on securities (realized and unrealized)	(.58)		.82		(5.69)	(.16)

Total from investment operations	(.58)		.82		(5.07)	(.16)

Less distributions:
Distributions from net investment income	—		—		(.44)	—
Distributions from realized gains	—		—		(.03)	—

Total distributions	—		—		(.47)	—

Redemption fees collected	—	[e]	.01		.03	—

Net asset value, end of period	$19.58		$20.16		$19.33	$24.84

Total Return[f]	(2.88%	)	4.29%		(20.39% )	(0.64%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,181		$4,492		$5,816	$1,121

Ratios to average net assets:
Net investment income (loss)	(0.00%	)	0.16%		2.82%	0.16%	[g,h]
Total expenses[i]	0.00%		0.00%		0.00%	0.00%	[g]

Portfolio turnover rate	86%		79%		88%	—

	Period					Period
	Ended		Year Ended		Year Ended	Ended
	September 30,		March 31,		March 31,	March 31,
C-Class	2010	[a]	2010		2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$19.85		$19.17		$24.83	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)		(.14)		.39	(.01)
Net gain (loss) on securities (realized and unrealized)	(.58)		.81		(5.60)	(.16)

Total from investment operations	(.65)		.67		(5.21)	(.17)

Less distributions:
Distributions from net investment income	—		—		(.44)	—
Distributions from realized gains	—		—		(.03)	—

Total distributions	—		—		(.47)	—

Redemption fees collected	—	e	.01		.02	—

Net asset value, end of period	$19.20		$19.85		$19.17	$24.83

Total Return[f]	(3.27%	)	3.55%		(21.00% )	(0.68%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,518		$6,975		$7,750	$152

Ratios to average net assets:
Net investment income (loss)	(0.75%	)	(0.58%	)	1.77%	(0.56%	)[g,h]
Total expenses[i]	0.75%		0.75%		0.75%	0.68%	[g]

Portfolio turnover rate	86%		79%		88%	—
26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

  ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period				Period
	Ended		Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	[b]

Per Share Data
Net asset value, beginning of period	$20.15		$19.32	$24.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(—)[d]		.01	.56	—	[d]
Net gain (loss) on securities (realized and unrealized)	(.58)		.81	(5.63)	(.16)

Total from investment operations	(.58)		.82	(5.07)	(.16)

Less distributions:
Distributions from net investment income	—		—	(.44)	—
Distributions from realized gains	—		—	(.03)	—

Total distributions	—		—	(.47)	—

Redemption fees collected	—	[e]	.01	.02	—

Net asset value, end of period	$19.57		$20.15	$19.32	$24.84

Total Return[f]	(2.88%	)	4.30%	(20.43% )	(0.64%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,106		$19,057	$18,528	$3,893

Ratios to average net assets:
Net investment income (loss)	(0.00%	)	0.19%	2.55%	0.12%	[g,h]
Total expenses[i]	0.00%		0.00%	0.00%	0.00%	[g]

Portfolio turnover rate	86%		79%	88%	—

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover, have been annualized.

[b]	Since commencement of operations March 7, 2008.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Net investment income (loss) is less than $0.01 per share.

[e]	Redemption fees collected are less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Annualized

[h]	Due to limited length of fund operations, ratios for this period are not indicative of future class performance.

[i]	Does not include expenses of the underlying funds in which the Fund invests.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

FUND PROFILE (Unaudited)
September 30, 2010

GLOBAL 130/30 STRATEGY FUND
OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	September 23, 2002
H-Class	September 23, 2002

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	4.5%
Express Scripts, Inc. — Class A	4.0%
Hitachi Ltd.	3.8%
Mastercard, Inc. — Class A	3.0%
Osisko Mining Corp.	2.7%
Rent-A-Center, Inc. — Class A	2.6%
Julius Baer Group Ltd.	2.6%
Fresenius Medical Care AG & Co. KGaA	2.5%
Compass Group plc	2.3%
Exxaro Resources Ltd.	2.3%

Top Ten Total	30.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 100.3%

Information Technology - 17.0%

Apple, Inc.*	1,021	$289,709
Hitachi Ltd.	55,700	243,523
Mastercard, Inc. — Class A	881	197,344
Software AG	1,187	143,388
Xerox Corp.	13,700	141,795
AOL, Inc.*	1,858	45,985
CoreLogic, Inc.	1,900	36,404

Total Information Technology		1,098,148

Financials - 15.2%
Julius Baer Group Ltd.[1]	4,641	168,948
BNP Paribas[1]	2,044	145,389
Standard Chartered plc	4,932	141,556
Sony Financial Holdings, Inc.	40	130,323
JPMorgan Chase & Co.	3,160	120,301
RenaissanceRe Holdings Ltd.	900	53,964
PNC Financial Services Group, Inc.	1,000	51,910
Fubon Financial Holding Company Ltd.	40,000	49,292
PartnerRe Ltd.	600	48,108
Validus Holdings Ltd.	1,500	39,540
Hartford Financial Services Group, Inc.	1,500	34,425

Total Financials		983,756

Industrials - 12.9%
Deutsche Lufthansa AG	7,688	141,349
Marubeni Corp.	24,000	135,689
Amada Company Ltd.	19,000	130,179
JetBlue Airways Corp.*	9,000	60,210
Manitowoc Company, Inc.	4,800	58,128
East Japan Railway Co.	800	48,296
Alaska Air Group, Inc.*	900	45,927
Alliant Techsystems, Inc.*	600	45,240
United Continental Holdings, Inc.[1]*	1,900	44,897
Central Japan Railway Co.	6	44,128
Asiana Airlines	4,760	39,321
US Airways Group, Inc.*	4,200	38,850

Total Industrials		832,214

Health Care - 11.6%
Express Scripts, Inc. — Class A*	5,257	256,016
Fresenius Medical Care AG & Co. KGaA	2,621	161,899
Endo Pharmaceuticals Holdings, Inc.*	1,700	56,508
Zimmer Holdings, Inc.*	1,000	52,330
CR Bard, Inc.	600	48,858
Cephalon, Inc.*	780	48,703
AstraZeneca plc	943	47,924

		MARKET
	SHARES	VALUE

Humana, Inc.*	900	$45,216
Kinetic Concepts, Inc.*	900	32,922

Total Health Care		750,376

Consumer Discretionary - 11.1%
Rent-A-Center, Inc.[1] — Class A	7,600	170,088
Compass Group plc	18,113	150,953
Kingfisher plc	37,492	138,000
Wynn Macau Ltd.*	63,446	109,738
Gannett Company, Inc.	4,100	50,143
Tractor Supply Co.[1]	1,050	41,643
Apollo Group, Inc. — Class A*	665	34,148
Pulte Group, Inc.*	2,500	21,900

Total Consumer Discretionary		716,613

Energy - 9.9%
Royal Dutch Shell plc[1] — Class A	4,625	139,211
CNOOC Ltd.	71,188	137,992
Forest Oil Corp.*	4,487	133,264
Occidental Petroleum Corp.[1]	1,530	119,799
Sunoco, Inc.[1]	1,100	40,150
Stone Energy Corp.*	2,600	38,298
World Fuel Services Corp.[1]	1,340	34,854

Total Energy		643,568

Materials - 8.7%
Osisko Mining Corp.*	12,300	175,134
Exxaro Resources Ltd.	8,630	149,105
Huntsman Corp.	4,600	53,176
Newmont Mining Co.	800	50,248
Yamana Gold, Inc.	4,400	50,162
Harmony Gold Mining Company Ltd.	4,341	48,589
Nippon Paper Group, Inc.	1,600	40,036

Total Materials		566,450

Telecommunication Services - 6.4%
Deutsche Telekom AG	10,716	146,615
Koninklijke KPN N.V.	7,600	117,557
MetroPCS Communications, Inc.*	10,900	114,014
Taiwan Mobile Company Ltd.	19,000	39,276

Total Telecommunication Services		417,462

Consumer Staples - 5.3%
Marine Harvest ASA	153,772	134,016
Koninklijke Ahold N.V.	9,514	128,263
Archer-Daniels-Midland Co.	1,345	42,933
Empire Company Ltd. — Class A	680	36,389

Total Consumer Staples		341,601

Utilities - 2.2%
UGI Corp.[1]	5,000	143,050

Total Common Stocks
(Cost $5,427,489)		6,493,238

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
 GLOBAL 130/30 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,2 - 0.4%
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20% due 10/01/10	$8,865	$8,865
HSBC Group
issued 09/30/10 at 0.20% due 10/01/10	8,856	8,856
Morgan Stanley
issued 09/30/10 at 0.19% due 10/01/10	3,659	3,659
Credit Suisse Group
issued 09/30/10 at 0.18% due 10/01/10	935	935
Deutsche Bank
issued 09/30/10 at 0.20% due 10/01/10	915	915

Total Repurchase Agreements
(Cost $23,230)		23,230

Total Investments - 100.7%
(Cost $5,450,719)		$6,516,468

Liabilities, Less Cash & Other Assets - (0.7)%		(45,690)

Total Net Assets - 100.0%		$6,470,778

Country Diversification
The pie chart above reflects percentages of
the market value of Common Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	Repurchase Agreements — See Note 6. plc — Public Limited Company
30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  GLOBAL 130/30 STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$6,493,238
Repurchase agreement, at value	23,230

Total investments	6,516,468
Foreign currency, at value	848,309

Receivables:
Securities sold	145,894
Fund shares sold	4,713
Dividends	31,497
Interest	60
Other assets	1,083

Total assets	7,548,024

Liabilities:
Overdraft due to custodian bank	1,009,022
Payable for:
Fund shares redeemed	48,420
Management fees	6,549
Custodian fees	207
Transfer agent/maintenance fees	1,559
Distribution and service fees	3,844
Portfolio accounting fees	623
Interest	463
Other	6,559

Total liabilities	1,077,246

Net assets	$6,470,778

Net assets consist of:
Paid in capital	15,078,731
Accumulated net investment loss	(106,735)
Accumulated net realized loss on sale of investments	(9,585,146)
Net unrealized appreciation in value of investments	1,083,928

Net assets	6,470,778

A-Class:
Net assets	$464,143
Capital shares outstanding	50,208
Net asset value per share	$9.24

Maximum offering price per share*	$9.70

C-Class:
Net assets	$3,762,049
Capital shares outstanding	438,550
Net asset value per share	$8.58

H-CLASS:
Net assets	$2,244,586
Capital shares outstanding	242,580
Net asset value per share	$9.25

Investments, at cost	$5,427,489
Repurchase agreement, at cost	23,230

Total cost	$5,450,719
Foreign Currency, at cost	830,130
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $21,229)	$151,740
Interest	1,252

Total investment income	152,992

Expenses:
Management fees	61,215
Transfer agent and administrative fees	14,575
Distribution and Service Fees:
A-Class	4,109
C-Class	20,309
H-Class	5,389
Portfolio accounting fees	5,830
Trustees’ fees**	472
Short sales dividend expense	19,057
Prime broker interest expense	52,517
Custody Fees	22,315
Miscellaneous	8,400

Total expenses	214,188

Net investment loss	(61,196)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	543,051
Foreign currency	(70,902)
Securities sold short	(151,704)

Net realized gain	320,445

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,170,005)
Securities sold short	637,085
Foreign currency	18,515

Net unrealized depreciation	(514,405)

Net loss	(193,960)

Net decrease in net assets resulting from operations	$(255,156)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

1

  GLOBAL 130/30 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(61,196)	$(90,744)
Net realized gain during the period on investments	320,445	2,117,556
Net unrealized appreciation (depreciation) during the period on investments	(514,405)	2,208,216

Net increase (decrease) in net assets resulting from operations	(255,156)	4,235,028

Distributions to shareholders from:
Net investment income
A-Class	—	(2,644)
C-Class	—	(3,891)
H-Class	—	(3,311)

Total distributions to shareholders	—	(9,846)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,434,618	8,877,550
C-Class	209,077	469,690
H-Class	2,441,870	7,059,648
Redemption fees collected
A-Class	66	746
C-Class	75	840
H-Class	88	863
Distributions reinvested
A-Class	—	2,621
C-Class	—	3,483
H-Class	—	3,131
Cost of shares redeemed
A-Class	(4,905,001)	(6,726,046)
C-Class	(1,071,476)	(2,974,681)
H-Class	(4,947,436)	(7,298,408)

Net decrease from capital share transactions	(6,838,119)	(580,563)

Net increase (decrease) in net assets	(7,093,275)	3,644,619
Net assets:
Beginning of period	13,564,053	9,919,434

End of period	$6,470,778	$13,564,053

Accumulated net investment loss at end of period	$(106,735)	$(45,539)

Capital share activity:
Shares sold
A-Class	168,649	1,193,478
C-Class	24,636	58,891
H-Class	280,209	917,327
Shares reinvested
A-Class	—	292
C-Class	—	415
H-Class	—	348
Shares redeemed
A-Class	(560,176)	(848,000)
C-Class	(129,835)	(388,511)
H-Class	(566,273)	(909,120)

Total capital share activity	(782,790)	25,120

32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

  GLOBAL 130/30 STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$9.19		$6.91	$11.79	$17.05	$16.72	$15.01

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.02)	.12	.10	.05	(.01)
Net gain (loss) on securities (realized and unrealized)	.09		2.31	(4.98)	(2.58)	1.38	2.59

Total from investment operations	.05		2.29	(4.86)	(2.48)	1.43	2.58

Less distributions:
Distributions from net investment income	—		(.01)	(.06)	(.02)	—	—
Distributions from realized gains	—		—	—	(2.76)	(1.10)	(.87)

Total distributions	—		(.01)	(.06)	(2.78)	(1.10)	(.87)

Redemption fees collected	—	[c]	— [c]	.04	— [c]	— [c]	—

Net asset value, end of period	$9.24		$9.19	$6.91	$11.79	$17.05	$16.72

Total Return[d]	0.87%		33.08%	(40.85% )	(15.78% )	8.89%	17.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$464		$4,058	$663	$3,361	$5,680	$3,079

Ratios to average net assets:
Net investment income (loss)	(0.89%	)	(0.24% )	1.17%	0.64%	0.32%	(0.08% )
Total expenses	3.39%		3.15%	1.12%	1.21%	1.32%	1.66%
Operating expenses[e]	2.15%		2.16%	1.12%	1.21%	1.32%	1.66%

Portfolio turnover rate	170%		432%	254%	149%	138%	168%

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$8.55		$6.48	$11.14	$16.39	$16.24	$14.71

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)		(.09)	.04	(.02)	(.09)	(.13)
Net gain (loss) on securities (realized and unrealized)	.09		2.17	(4.68)	(2.45)	1.34	2.53

Total from investment operations	.03		2.08	(4.64)	(2.47)	1.25	2.40

Less distributions:
Distributions from net investment income	—		(.01)	(.06)	(.02)	—	—
Distributions from realized gains	—		—	—	(2.76)	(1.10)	(.87)

Total distributions	—		(.01)	(.06)	(2.78)	(1.10)	(.87)

Redemption fees collected	—	[c]	— [c]	.04	— [c]	— [c]	—

Net asset value, end of period	$8.58		$8.55	$6.48	$11.14	$16.39	$16.24

Total Return[d]	0.59%		32.04%	(41.26% )	(16.39% )	8.03%	16.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,762		$4,649	$5,659	$15,906	$30,181	$30,981

Ratios to average net assets:
Net investment income (loss)	(1.42%	)	(1.21% )	0.42%	(0.13% )	(0.54% )	(0.87% )
Total expenses	4.13%		3.98%	1.86%	1.97%	2.12%	2.40%
Net Expenses	4.13%		3.97%	1.86%	1.97%	2.12%	2.40%
Operating expenses[e]	2.96%		2.96%	1.86%	1.97%	2.12%	2.40%

Portfolio turnover rate	170%		432%	254%	149%	138%	168%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

3

  GLOBAL 130/30 STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2010	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$9.19		$6.92	$11.79	$17.04	$16.72	$15.01

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.03)	.11	.09	.03	(.02)
Net gain (loss) on securities (realized and unrealized)	.10		2.31	(4.97)	(2.56)	1.39	2.60

Total from investment operations	.06		2.28	(4.86)	(2.47)	1.42	2.58

Less distributions:
Distributions from net investment income	—		(.01)	(.06)	(.02)	—	—
Distributions from realized gains	—		—	—	(2.76)	(1.10)	(.87)

Total distributions	—		(.01)	(.06)	(2.78)	(1.10)	(.87)

Redemption fees collected	—	[c]	— [c]	.05	— [c]	— [c]	—

Net asset value, end of period	$9.25		$9.19	$6.92	$11.79	$17.04	$16.72

Total Return[d]	0.98%		32.89%	(40.77% )	(15.73% )	8.83%	17.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,245		$4,857	$3,597	$13,192	$41,562	$53,323

Ratios to average net assets:
Net investment income (loss)	(0.82%	)	(0.30% )	1.12%	0.57%	0.18%	(0.11% )
Total expenses	3.46%		3.17%	1.11%	1.23%	1.38%	1.64%
Operating expenses[e]	2.18%		2.17%	1.11%	1.23%	1.38%	1.64%

Portfolio turnover rate	170%		432%	254%	149%	138%	168%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Redemption fees collected are less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Operating expenses exclude interest and dividend expense from securities sold short.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

EQUITY MARKET NEUTRAL FUND
(Formerly, Global Market Neutral Fund)
OBJECTIVE: Seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 30, 2009
C-Class	March 30, 2009
H-Class	March 30, 2009

Ten Largest Long Holdings (% of Total Net Assets)

Public Power Corp.S.A.	1.8%
Deluxe Corp.	1.8%
Hitachi Ltd.	1.8%
Stone Energy Corp.	1.7%
Whirlpool Corp.	1.7%
PDL BioPharma, Inc.	1.7%
Navistar International Corp.	1.7%
Sunoco, Inc.	1.6%
Elpida Memory, Inc.	1.5%
Oshkosh Corp.	1.5%

Top Ten Total	16.8%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  EQUITY MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS† - 96.5%

Industrials - 18.3%
Deluxe Corp.[1]	12,700	$242,951
Navistar International Corp.[1]*	5,000	218,200
Oshkosh Corp.[1]*	7,400	203,500
Marubeni Corp.[1]	28,000	158,304
Atlas Air Worldwide Holdings, Inc.[1]*	2,700	135,810
US Airways Group, Inc.[1]*	13,900	128,575
Hong Leong Asia Ltd.	49,000	123,711
NACCO Industries, Inc.[1] — Class A	1,400	122,346
ITOCHU Corp.[1]	13,000	118,967
SK Holdings Company Ltd.[1]	1,122	116,593
China COSCO Holdings Company Ltd. — Class H	101,500	114,727
CSR Ltd.	57,854	100,630
Alaska Air Group, Inc.[1]*	1,900	96,957
Mitsui & Company Ltd.[1]	5,000	74,385
Seaboard Corp.[1]	37	65,527
United Continental Holdings, Inc.[1]*	2,700	63,801
Huber & Suhner AG	971	56,426
Saab AB1 — Class B	3,878	56,218
RR Donnelley & Sons Co.	3,300	55,968
Yangzijiang Shipbuilding Holdings Ltd.	39,000	52,198
JA Solar Holdings Company Ltd. — ADR[1] ADR*	3,900	36,387
Air China Ltd. — Class H	26,000	35,922
Continental Airlines, Inc.[1] — Class B*	1,400	34,776

Total Industrials		2,412,879

Consumer Discretionary - 17.5%
Whirlpool Corp.[1]	2,800	226,689
American Greetings Corp.[1] — Class A	10,500	195,195
Kesko Oyj[1] — Class B	3,874	181,803
ITT Educational Services, Inc.[1]*	1,900	133,513
Pace plc	40,483	110,978
Corinthian Colleges, Inc.[1]*	15,000	105,300
Jones Apparel Group, Inc.[1]	5,300	104,092
Quebecor, Inc.[1] — Class B	2,600	87,054
Daiichikosho Company Ltd.[1]	5,300	82,530
Sumitomo Rubber Industries Ltd.[1]	8,400	82,003
Cooper Tire & Rubber Co.[1]	3,700	72,631
Priceline.com, Inc.[1]*	200	69,668
Dex One Corp.[1]*	5,400	66,312
TomTom N.V.[1]*	8,313	57,747
Career Education Corp.[1]*	2,600	55,822
Bon-Ton Stores, Inc.[1]	5,400	54,918
Valassis Communications, Inc.[1]*	1,600	54,224
Apollo Group, Inc.[1] — Class A*	1,000	51,350
Plastic Omnium S.A.	952	50,621
Toyo Tire & Rubber Company Ltd.	24,000	50,021
Jarden Corp.[1]	1,600	49,808

		MARKET
	SHARES	VALUE

Promotora de Informaciones S.A.	21,168	$47,620
Goodyear Tire & Rubber Co.[1]*	4,200	45,150
PGM Holdings K. K.[1]	64	40,783
Hermes International	149	34,028
Dorel Industries, Inc.[1] — Class B	1,000	33,424
TRW Automotive Holdings Corp.[1]*	800	33,248
Dillard’s, Inc.[1] — Class A	1,400	33,096
D’ieteren S.A.	59	33,022
Gannett Company, Inc.[1]	2,700	33,021
Federal-Mogul Corp.[1]*	1,700	32,147

Total Consumer Discretionary		2,307,818

Energy - 12.8%
Stone Energy Corp.[1]*	15,400	226,842
Sunoco, Inc.[1]	5,800	211,700
Transocean Ltd.[1]*	3,100	199,299
Valero Energy Corp.	10,900	190,859
Exterran Holdings, Inc.[1]*	6,400	145,344
Idemitsu Kosan Company Ltd.[1]	1,400	120,069
Chesapeake Energy Corp.[1]	5,000	113,250
Caltex Australia Ltd.[1]	8,363	96,896
Murphy Oil Corp.[1]	1,400	86,688
TGS Nopec Geophysical Company ASA[1]	5,400	77,641
Cal Dive International, Inc.[1]*	9,400	51,418
Tesoro Corp.[1]	3,700	49,432
Nexen, Inc.[1]	2,400	48,285
Gulfmark Offshore, Inc.[1] — Class A*	1,200	36,864
Encana Corp.[1]	1,200	36,260

Total Energy		1,690,847

Materials - 11.9%
Norddeutsche Affinerie AG1	3,336	158,988
Nufarm Ltd.	41,876	146,082
Newmont Mining Co.[1]	2,300	144,463
Xstrata plc[1]	4,850	92,840
Ashland, Inc.[1]	1,900	92,663
Gold Fields Ltd.[1]	6,025	91,301
Domtar Corp.[1]	1,300	83,954
Barrick Gold Corp.[1]	1,800	83,186
OneSteel Ltd.	29,097	82,383
West Fraser Timber Company Ltd.[1]	2,100	77,150
Harmony Gold Mining Company Ltd.	5,953	66,632
Boliden AB1	4,239	64,219
Metalurgica Gerdau S.A. — Class A	3,900	62,819
Nippon Paper Group, Inc.	2,300	57,552
Centerra Gold, Inc.[1]	3,500	56,468
Tokuyama Corp.[1]	8,000	40,630
Rhodia S.A.	1,588	38,052
Ferrexpo plc	7,571	36,669

36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
 EQUITY MARKET NEUTRAL FUND

		Market
	Shares	Value

OSAKA Titanium Technologies Co.	700	$32,784
International Paper Co.[1]	1,500	32,625
Mitsui Chemicals, Inc.	12,000	32,341

Total Materials		1,573,801

Health Care - 11.4%
PDL BioPharma, Inc.[1]	42,400	223,024
Humana, Inc.[1]*	3,900	195,936
Community Health Systems, Inc.[1]*	5,700	176,529
Amedisys, Inc.[1]*	6,000	142,800
Kindred Healthcare, Inc.[1]*	10,900	141,918
Draegerwerk AG & Company KGaA	1,255	114,660
Miraca Holdings, Inc.[1]	3,000	106,187
Kinetic Concepts, Inc.*	2,700	98,766
AGFA-Gevaert N.V.[1]	11,286	83,246
Toho Holdings Company Ltd.	5,000	70,492
KYORIN Holdings, Inc.[1]	4,000	62,143
Smith & Nephew plc*	6,352	57,927
Medipal Holdings Corp.	2,600	33,043

Total Health Care		1,506,671

Information Technology - 11.2%
Hitachi Ltd.[1]	54,000	236,090
Elpida Memory, Inc.[1]*	17,900	205,833
UBISOFT Entertainment[1]*	11,767	131,010
Amkor Technology, Inc.[1]*	17,900	117,603
Kakaku.com, Inc.[1]	15	86,872
Micron Technology, Inc.[1]*	10,800	77,868
Net 1 UEPS Technologies, Inc.[1]*	6,700	77,452
InterDigital, Inc.[1]*	2,200	65,142
Konami Corp.	2,800	49,437
Micro Focus International plc	8,110	48,631
Symantec Corp.[1]*	3,200	48,544
OpenTable, Inc.[1]*	700	47,656
NTT Data Corp.[1]	13	41,094
Trina Solar Ltd.[1] ADR*	1,300	39,234
Ulvac, Inc.	2,000	35,599
LG Display Company Ltd.[1] ADR	2,000	34,880
MicroStrategy, Inc.[1] — Class A*	400	34,644
Research In Motion Ltd.[1]*	700	34,083
Seagate Technology plc[1]*	2,800	32,984
MercadoLibre, Inc.[1]*	400	28,872

Total Information Technology		1,473,528

Financials - 5.8%
Catlin Group Ltd.[1]	30,851	164,978
Morgan Stanley[1]	3,300	81,444
PHH Corp.[1]*	3,400	71,604
Commerzbank AG1	8,563	70,984
Protective Life Corp.[1]	3,200	69,632
SNS REAAL N.V.[1]	16,314	66,840
Assured Guaranty Ltd.[1]	3,200	54,752
Altisource Portfolio Solutions S.A.[1]*	1,633	50,851
Greentown China Holdings Ltd.	37,000	40,248
American International Group, Inc.[1]*	900	35,190

		Market
	Shares	Value

Lancashire Holdings Ltd.	3,647	$31,798
PNC Financial Services Group, Inc.[1]	600	31,146

Total Financials		769,467

Consumer Staples - 3.6%
Morinaga Milk Industry Company Ltd.	27,000	115,781
Cermaq ASA[1]	8,200	90,987
Megmilk Snow Brand Company Ltd.[1]	3,700	69,449
Shenguan Holdings Group Ltd.	58,000	68,025
Nisshin Oillio Group Ltd.[1]	10,000	45,637
Gruma SAB de CV — Class B*	26,200	37,406
Pilgrim’s Pride Corp.[1]*	5,700	32,034
Leroy Seafood Group ASA[1]	811	19,170

Total Consumer Staples		478,489

Utilities - 2.8%
Public Power Corp.S.A.[1]	15,616	243,358
Constellation Energy Group, Inc.[1]	4,000	128,960

Total Utilities		372,318

Telecommunication Services - 1.2%
LG Uplus Corp.[1]	11,630	75,164
Nippon Telegraph & Telephone Corp.[1]	1,100	48,026
Telecomunicacoes de Sao Paulo S.A.[1] ADR	1,600	39,088

Total Telecommunication Services		162,278

Total Common Stocks (Cost $12,461,495)		12,748,096

Total Long Securities - 96.5% (Cost $12,461,495)		12,748,096

COMMON STOCKS SOLD SHORT † - (92.8)%

Telecommunication Services - (1.5)%
TPG Telecom Ltd.	20,927	$(30,738)
Clearwire Corp.*	21,200	(171,508)

Total Telecommunication Services		(202,246)

Consumer Staples - (4.0)%
Tootsie Roll Industries, Inc.	2,932	(72,948)
Illovo Sugar Ltd.	20,584	(74,436)
Green Mountain Coffee Roasters, Inc.*	2,800	(87,332)
Yakult Honsha Company Ltd.	4,200	(129,695)
Oriflame Cosmetics S.A.	2,312	(148,576)

Total Consumer Staples		(512,987)

Financials - (6.3)%
China Life Insurance Company Ltd.	8,000	(31,602)
Macquarie Group Ltd.	906	(31,754)
China Everbright Ltd.	14,000	(33,345)
Hong Kong Exchanges and Clearing Ltd.	1,700	(33,479)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2010
 EQUITY MARKET NEUTRAL FUND

		Market
	Shares	Value

Nomura Holdings, Inc.	7,800	$(37,746)
Poly Hong Kong Investments Ltd.	41,000	(43,965)
Promise Company Ltd.	6,050	(45,365)
Zions Bancorporation	2,400	(51,264)
MBIA, Inc.*	5,300	(53,265)
Norwegian Property ASA	30,955	(53,430)
Forestar Group, Inc.*	3,800	(64,790)
Greenhill & Company, Inc.	1,200	(95,184)
EFG International AG	11,207	(129,452)
St. Joe Co.*	5,400	(134,298)

Total Financials		(838,939)

Information Technology - (10.6)%
Aruba Networks, Inc.*	1,500	(32,010)
Mitsumi Electric Company Ltd.	2,600	(39,863)
Cavium Networks, Inc.*	1,500	(43,140)
Keyence Corp.	200	(43,505)
Red Hat, Inc.*	1,300	(53,300)
Advantest Corp.	2,700	(53,719)
SolarWinds, Inc.*	3,200	(55,232)
Yaskawa Electric Corp.	8,000	(64,491)
Cree, Inc.*	1,200	(65,148)
Intermec, Inc.*	5,800	(71,108)
TiVo, Inc.*	10,300	(93,318)
Rambus, Inc.*	4,500	(93,780)
Ciena Corp.*	6,500	(101,205)
Concur Technologies, Inc.*	2,200	(108,768)
NetSuite, Inc.*	4,700	(110,779)
Imagination Technologies Group plc*	19,866	(119,499)
Formfactor, Inc.*	14,900	(128,140)
SuccessFactors, Inc.*	5,600	(140,616)

Total Information Technology		(1,417,621)

Health Care - (11.0)%
Savient Pharmaceuticals, Inc.*	1,400	(32,018)
Cochlear Ltd.	679	(46,093)
Straumann Holding AG	225	(50,216)
Sinopharm Group Co.	13,200	(54,526)
Emeritus Corp.*	3,200	(54,592)
Intuitive Surgical, Inc.*	200	(56,748)
Shandong Weigao Group Medical Polymer Company Ltd.	20,000	(56,967)
Quality Systems, Inc.	900	(59,679)
Myriad Genetics, Inc.*	4,400	(72,204)
Illumina, Inc.*	1,800	(88,560)
Salix Pharmaceuticals Ltd.*	2,300	(91,356)
Allos Therapeutics, Inc.*	22,700	(107,144)
Pharmasset, Inc.*	3,900	(115,050)
Nichi-iko Pharmaceutical Company Ltd.	3,800	(131,909)
Volcano Corp.*	5,300	(137,694)
Auxilium Pharmaceuticals, Inc.*	6,000	(148,680)
athenahealth, Inc.*	5,200	(171,704)

Total Health Care		(1,475,140)

		Market
	Shares	Value

Energy - (12.1)%
Dart Energy Ltd.*	8,144	$(9,286)
InterOil Corp.*	500	(34,220)
Saras SpA	24,468	(48,239)
Paladin Energy Ltd.*	14,970	(51,932)
Paramount Resources Ltd.*	2,900	(57,386)
Comstock Resources, Inc.*	2,700	(60,723)
McMoRan Exploration Co.*	3,900	(67,119)
Massey Energy Co.	2,200	(68,244)
BPZ Resources, Inc.*	18,000	(68,940)
Sevan Marine ASA*	70,000	(71,661)
Atlas Energy, Inc.*	2,600	(74,464)
Patriot Coal Corp.*	7,200	(82,152)
Range Resources Corp.	2,200	(83,886)
Legacy Oil + Gas, Inc.*	7,700	(84,416)
EQT Corp.	2,400	(86,544)
Goodrich Petroleum Corp.*	6,000	(87,420)
Niko Resources Ltd.	900	(88,574)
Overseas Shipholding Group, Inc.	4,100	(140,712)
Heritage Oil plc	33,827	(157,723)
Bourbon S.A.	3,993	(163,025)

Total Energy		(1,586,666)

Materials - (13.2)%
Seabridge Gold, Inc.*	1,200	(34,102)
Sumitomo Metal Industries Ltd.	19,000	(48,021)
Alumina Ltd.	29,151	(50,986)
African Minerals Ltd.*	10,128	(62,688)
Northam Platinum Ltd.	10,575	(69,791)
Monsanto Co.	1,500	(71,895)
Mirabela Nickel Ltd.*	46,181	(76,310)
Sociedad Quimica y Minera de Chile S.A. ADR	1,600	(77,184)
Silver Standard Resources, Inc.*	4,500	(89,659)
Mosaic Co.	1,600	(94,016)
James Hardie Industries SE	17,490	(94,646)
Outokumpu Oyj	4,914	(97,617)
Ivanhoe Mines Ltd.*	4,400	(103,233)
Novagold Resources, Inc.*	12,200	(105,886)
Fibria Celulose S.A. ADR*	6,600	(114,114)
Shin-Etsu Chemical Company Ltd.	2,500	(121,728)
Vulcan Materials Co.	3,300	(121,836)
Mitsubishi Chemical Holdings Corp.	28,000	(142,205)
Texas Industries, Inc.	5,100	(160,752)

Total Materials		(1,736,669)

Industrials - (13.9)%
Regus plc	26,520	(33,330)
Vestas Wind Systems A*	891	(33,576)
Granite Construction, Inc.	1,500	(34,110)
Lindab International AB	2,501	(36,237)
Groupe Eurotunnel S.A.	5,108	(43,437)
HEICO Corp.	1,100	(50,204)
Trevi Finanziaria SpA	3,638	(51,536)
Resources Connection, Inc.	3,800	(52,288)

38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2010
 EQUITY MARKET NEUTRAL FUND

		Market
	Shares	Value

Ener1, Inc.*	17,200	$(63,296)
USG Corp.*	6,700	(88,373)
NKT Holding A	1,922	(95,072)
Fastenal Co.	2,000	(106,380)
NGK Insulators Ltd.	7,000	(116,296)
Mori Seiki Company Ltd.	13,900	(129,368)
Japan Steel Works Ltd.	14,000	(131,808)
Hitachi Construction Machinery Company Ltd.	6,200	(134,048)
Fanuc Ltd.	1,100	(140,061)
Wienerberger AG	9,048	(148,836)
Terex Corp.*	6,800	(155,856)
OKUMA Corp.	29,000	(160,136)

Total Industrials		(1,804,248)

Consumer Discretionary - (20.2)%
Capella Education Co.*	400	(31,048)
ArvinMeritor, Inc.*	2,000	(31,080)
Toho Company Ltd.	2,000	(32,173)
J Crew Group, Inc.*	1,000	(33,620)
Beneteau S.A.	2,108	(37,708)
KB Home	3,500	(39,655)
JD Group Ltd.	6,356	(43,543)
Start Today Company Ltd.	16	(44,636)
Buffalo Wild Wings, Inc.*	1,000	(47,890)
Collective Brands, Inc.*	3,200	(51,648)
Asatsu-DK, Inc.	2,500	(53,992)
Sol Melia S.A.	6,342	(56,896)
Esprit Holdings Ltd.	10,600	(57,516)
WMS Industries, Inc.*	1,600	(60,912)
Unibet Group plc	3,575	(65,511)
Gaylord Entertainment Co.*	2,200	(67,100)
Urban Outfitters, Inc.*	2,200	(69,168)

		Market
	Shares	Value

Aristocrat Leisure Ltd.	21,913	$(74,748)
Ctrip.com International Ltd. ADR*	1,700	(81,175)
Vail Resorts, Inc.*	2,200	(82,544)
Carphone Warehouse Group plc*	20,442	(87,590)
Orient-Express Hotels Ltd.*	8,100	(90,315)
Barratt Developments plc	59,996	(93,168)
bwin Interactive Entertainment AG	1,991	(103,276)
Sky Deutschland AG*	76,408	(106,781)
Rieter Holding AG	375	(107,718)
Geox SpA	19,325	(109,542)
MDC Holdings, Inc.	3,900	(113,217)
Liberty Media Corp.- Capital*	2,300	(119,738)
Mitsubishi Motors Corp.*	95,000	(124,034)
Domino’s Pizza UK & IRL plc	18,062	(133,248)
MGM Resorts International*	12,400	(139,872)
Virgin Media, Inc.	6,200	(142,724)
Tokyo Broadcasting System Holdings, Inc.	11,500	(147,943)

Total Consumer Discretionary		(2,681,729)

Total Common Stocks Sold Short
(Proceeds $12,069,302)		$(12,256,245)

RIGHT SOLD SHORT†† - 0.0%
Sky Deutschland AG*	76,408	$(104)

Total Right Sold Short
(Proceeds $0)		$(104)

Cash & Other Assets,
Less Liabilities - 96.3%		12,716,411

Total Net Assets - 100.0%		$13,208,158

Country Diversification
The pie chart above reflects percentages of
the market value of Long Stocks.
Country Diversification
The pie chart above reflects percentages of
the market value of Short Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

  EQUITY MARKET NEUTRAL FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$12,748,096

Total investments	12,748,096
Cash	13,571,732
Receivables:
Securities sold	3,004,747
Fund shares sold	94,043
Dividends	50,160
Interest	267
Forward exchange	4,063,054
Other assets	3,633

Total assets	33,535,732

Liabilities:
Foreign currency, at value	1,123,695
Securities sold short, at value	12,256,349
Payable for:
Securities purchased	2,788,695
Fund shares redeemed	40,748
Management fees	13,586
Custodian fees	8,204
Transfer agent/maintenance fees	2,830
Distribution and service fees	3,301
Portfolio accounting fees	1,132
Interest	14,423
Forward exchange	4,065,823
Other	8,788

Total liabilities	20,327,574

Net Assets	$13,208,158

Net Assets Consist Of:
Paid in capital	15,040,060
Accumulated net investment loss	(355,447)
Accumulated net realized loss on sale of
investments	(1,563,435)
Net unrealized appreciation in value of investments	86,980

Net assets	13,208,158

A-Class:
Net assets	$8,072,496
Capital shares outstanding	360,197
Net asset value per share	$22.41

Maximum offering price per share*	$23.53

C-class:
Net assets	$877,923
Capital shares outstanding	39,664
Net asset value per share	$22.13

H-class:
Net assets	$4,248,003
Capital shares outstanding	189,679
Net asset value per share	$22.40

Institutional Class:
Net assets	$9,736
Capital shares outstanding	434
Net asset value per share	$22.43

Investments, at cost	$12,461,495

Total cost	$12,461,495
Securities sold short, proceeds	12,069,302
Foreign currency sold short, proceeds	1,111,121
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $10,579)	$155,552
Interest	953

Total investment income	156,505

Expenses:
Management fees	94,103
Transfer agent and administrative fees	19,605
Distribution and Service Fees:
A-Class	12,998
C-Class	3,699
H-Class	5,671
Portfolio accounting fees	7,842
Trustees’ fees**	588
Short sales dividend expense	104,741
Prime broker interest expense	140,248
Custody Fees	26,376
Miscellaneous	11,239

Total expenses	427,110

Net investment loss	(270,605)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,150,434
Foreign currency	(78,708)
Securities sold short	(2,278,536)

Net realized loss	(206,810)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(2,299,156)
Securities sold short	2,367,472
Foreign currency	(12,506)

Net unrealized appreciation	55,810

Net loss	(151,000)

Net decrease in net assets resulting from operations	$(421,605)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  EQUITY MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(270,605)	$(593,679)
Net realized loss during the period on investments	(206,810)	(864,564)
Net unrealized appreciation during the period on investments	55,810	63,256

Net decrease in net assets resulting from operations	(421,605)	(1,394,987)
Distributions to shareholders from:
Net investment income
A-Class	—	(65,915)
C-Class	—	(2,923)
H-Class	—	(22,855)
Institutional Class	—	—
Return of Capital
A-Class	—	(25,544)
C-Class	—	(1,133)
H-Class	—	(8,857)
Institutional Class	—	—

Total distributions to shareholders	—	(127,227)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,335,038	11,062,126
C-Class	433,695	846,753
H-Class	4,772,088	7,180,728
Institutional Class*	10,000	—
Redemption fees collected
A-Class	156	439
C-Class	13	10
H-Class	71	153
Institutional Class*	0	0
Distributions reinvested
A-Class	—	91,459
C-Class	—	3,816
H-Class	—	30,124
Institutional Class*	—	—
Cost of shares redeemed
A-Class	(6,940,942)	(9,190,187)
C-Class	(224,352)	(108,764)
H-Class	(5,318,425)	(5,606,218)
Institutional Class*	—	—

Net increase (decrease) from capital share transactions	(3,932,658)	4,310,439

Net increase (decrease) in net assets	(4,354,263)	2,788,225
Net assets:
Beginning of period	17,562,421	14,774,196

End of period	$13,208,158	$17,562,421

Accumulated net investment loss at end of period	$(355,447)	$(84,842)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

  EQUITY MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Capital Share Activity:
Shares sold
A-Class	142,667	452,824
C-Class	18,883	34,948
H-Class	204,210	294,717
Institutional Class*	434	—
Shares reinvested
A-Class	—	3,840
C-Class	—	161
H-Class	—	1,265
Institutional Class*	—	—
Shares redeemed
A-Class	(300,623)	(380,418)
C-Class	(9,833)	—
H-Class	(230,182)	(289)
Institutional Class*	—	—

Total capital share activity	174,444	407,048

*	Since the commencement of operations: May 3, 2010.
42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  EQUITY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period			Period
	Ended		Year Ended	Ended
	September 30,		March 31,	March 31,
A-Class	2010	[b]	2010	2009	[c]

Per Share Data
Net asset value, beginning of period	$22.98		$24.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)[d]	(.41)		(.77)	—	[e]
Net loss on securities (realized and unrealized)	(.16)		(1.04)	(.06)

Total from investment operations	(.57)		(1.81)	(.06)

Less distributions:
Distributions from realized gains	—		(.11)	—
Return of capital	—		(.04)	—

Total distributions	—		(.15)	—

Redemption fees collected	—	[g]	— [g]	—

Net asset value, end of period	$22.41		$22.98	$24.94

Total Return[f]	(2.23%	)	(7.27% )	(0.24%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,072		$11,909	$11,023

Ratios to average net assets:
Net investment loss	(4.26%	)	(3.19% )	(1.86%	)[i,j]
Total expenses	5.41%		4.87%	2.00%	[i,j]
Operating expenses[h]	2.29%		2.26%	2.00%	[i,j]

Portfolio turnover rate	546%		287%	91%

	Period			Period
	Ended		Year Ended	Ended
	September 30,		March 31,	March 31,
C-Class	2010	[b]	2010	2009	[c]

Per Share Data
Net asset value, beginning of period	$22.79		$24.95	$25.00

Income (loss) from investment operations:
Net investment income (loss)[d]	(.45)		(.97)	—	[e]
Net loss on securities (realized and unrealized)	(.21)		(1.04)	(.05)

Total from investment operations	(.66)		(2.01)	(.05)

Less distributions:
Distributions from realized gains	—		(.11)	—
Return of capital	—		(.04)	—

Total distributions	—		(.15)	—

Redemption fees collected	—	[g]	— [g]	—

Net asset value, end of period	$22.13		$22.79	$24.95

Total Return[f]	(2.64%	)	(8.07% )	(0.20%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$878		$698	$—	[a]

Ratios to average net assets:
Net investment income (loss)	(4.75%	)	(4.14% )	0.14%	[i,j]
Total expenses	6.16%		5.99%	1.75%	[i,j]
Operating expenses[h]	3.04%		2.91%	1.75%	[i,j]

Portfolio turnover rate	546%		287%	91%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

  EQUITY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Period Ended
	September 30,		March 31,	March 31,
H-Class	2010	[b]	2010	2009	[c]
Per Share Data
Net asset value, beginning of period	$22.98		$24.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)[d]	(.38)		(.76)	—	[e]
Net loss on securities (realized and unrealized)	(.20)		(1.05)	(.06)

Total from investment operations	(.58)		(1.81)	(.06)

Less distributions:
Distributions from realized gains	—		(.11)	—
Return of capital	—		(.04)	—

Total distributions	—		(.15)	—

Redemption fees collected	—	[g]	— [g]	—

Net asset value, end of period	$22.40		$22.98	$24.94

Total Return[f]	(2.27%	)	(7.27% )	(0.24%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,248		$4,955	$3,751

Ratios to average net assets:
Net investment loss	(3.92%	)	(3.16% )	(1.86%	)[i,j]
Total expenses	5.41%		4.88%	2.00%	[i,j]
Operating expenses[h]	2.29%		2.00%	2.00%	[i,j]

Portfolio turnover rate	546%		287%	91%

	Period Ended
	September 30,
Institutional Class	2010	[b,c]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[d]	(.31)
Net loss on securities (realized and unrealized)	(2.26)

Total from investment operations	(2.57)

Redemption fees collected	—	[g]

Net asset value, end of period	$22.43

Total Return[f]	(2.65%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Ratios to average net assets:
Net investment loss	(3.16%	)
Total expenses	5.59%
Operating expenses[h]	2.06%

Portfolio turnover rate	546%

[a]	Less than $1,000 in Net Assets.

[b]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Since commencement of operations: March 30, 2009 — Equity Market Neutral Fund A-Class, C-Class and H-Class. May 3, 2010 — Institutional Class.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]	Net investment income is less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Redemption fees collected are less than $.01 per share.

[h]	Operating expenses exclude dividends and interest expense.

[i]	Annualized.

[j]	Due to limited length of fund operations, ratios for this period are not indicative of future class performance.
44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

1

FUND PROFILE (Unaudited)
September 30, 2010

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the universe of event driven hedge funds (i.e., funds that seek to profit from the potential mispricings of securities in connection with specific corporate or market events). The Fund’s current benchmark is the Credit Suisse Event Driven Liquid Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010

The Fund invests principally in derivative investments such as index swap agreements.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

2

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	FACE	MARKET
	SHARES	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† – 52.9%
Freddie Mac[1] 0.35% due 06/21/11	$3,000,000	$2,995,617
Farmer Mac[2] 0.36% due 05/31/11	2,000,000	1,997,446
Fannie Mae[1] 0.30% due 03/01/11	1,000,000	999,287

Total Federal Agency Discount Notes (Cost $5,986,230)		5,992,350

REPURCHASE AGREEMENTS††,3 - 46.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[8]	2,077,903	2,077,903
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	1,270,767	1,270,767
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	1,269,352	1,269,352
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	524,525	524,525
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	131,131	131,131

Total Repurchase Agreements (Cost $5,273,678)		5,273,678

Total Investments - 99.4% (Cost $11,259,908)		$11,266,028

Cash & Other Assets, Less Liabilities - 0.6%		67,059

Total Net Assets - 100.0%		$11,333,087

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC Russell 2000 October 2010 Index Swap, Terminating 10/29/10[5] (Notional Market Value
$1,727,544)	2,555	20,990
Credit Suisse Capital LLC October 2010 Credit Suisse Arbitrage Liquid Index Swap, Terminating 10/29/10[6] (Notional Market Value
$4,223,651)	3,924	12,993
Credit Suisse Capital LLC October 2010 Leveraged Equity Index (Custom Credit Suisse Index) Swap, Terminating 10/29/10[7] (Notional Market Value
$464,192)	323	1,993

(Total Notional Market Value $6,415,387)		$35,976

CORPORATE BOND INDEX SWAP AGREEMENT††
Credit Suisse Capital LLC October 2010 ishares iBoxx High Yield Corporate Bond Fund Index Terminating 10/29/10[4] (Notional Market Value
$7,187,333)	80,135	$64,342

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.

[4]	Total Return based on ishares iBoxx High Yield Corporate Bond Fund Index +/– financing at a variable rate.

[5]	Total Return based on Russell 2000 Index +/– financing at a variable rate.

[6]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/– financing at a variable rate.

[7]	Total Return based on Leverage Equity Index (Custom Credit Suisse Index) +/– financing at a variable rate.

[8]	All or a portion of this security is pledged as swap collateral at September 30, 2010.
46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$5,992,350
Repurchase agreement, at value	5,273,678

Total investments	11,266,028
Unrealized appreciation on swap agreements	100,318
Receivables:
Fund shares sold	24,415
Interest	28
Other assets	1,037

Total assets	11,391,826

Liabilities:
Payable for:
Fund shares redeemed	31,403
Management fees	8,227
Custodian fees	302
Transfer agent/maintenance fees	2,285
Distribution and service fees	2,491
Portfolio accounting fees	914
Licensing fees	9,647
Other	3,470

Total liabilities	58,739

Net assets	$11,333,087

Net assets consist of:
Paid in capital	10,561,313
Accumulated net investment loss	(45,460)
Undistributed net realized gain on sale of investments	710,796
Net unrealized appreciation in value of investments	106,438

Net assets	11,333,087

A-Class:
Net assets	$8,519,087
Capital shares outstanding	317,428
Net asset value per share	$26.84

Maximum offering price per share*	$28.18

C-Class:
Net assets	$336,351
Capital shares outstanding	12,571
Net asset value per share	$26.76

H-Class:
Net assets	$2,466,907
Capital shares outstanding	91,921
Net asset value per share	$26.84

Institutional Class:
Net assets	$10,742
Capital shares outstanding	400
Net asset value per share	$26.85

Investments, at cost	$5,986,230
Repurchase agreement, at cost	5,273,678

Total cost	$11,259,908
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010†

Investment Income:
Interest	$7,188

Total investment income	7,188

Expenses:
Management fees	24,806
Transfer agent and administrative fees	6,890
Distribution and Service Fees:
A-Class	5,574
C-Class	534
H-Class	1,176
Portfolio accounting fees	2,756
Trustees’ fees**	24
Licensing fees	9,647
Miscellaneous	4,356

Total expenses	55,763
Less expenses waived by Advisor	(3,115)

Net expenses	52,648

Net investment loss	(45,460)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Swap Agreements	710,796

Net realized gain	710,796

Net unrealized appreciation (depreciation) during the period on:
Investment securities	6,120
Swap Agreements	100,318

Net unrealized appreciation	106,438

Net realized and unrealized gain	817,234

Net increase in net assets resulting from operations	$771,774

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	Since commencement of operations: June 30, 2010.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	47

  EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
September 30,
2010 *

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(45,460)
Net realized gain during the period on investments	710,796
Net unrealized appreciation during the period on investments	106,438

Net increase in net assets resulting from operations	771,774

Distributions to shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	11,380,011
C-Class	371,537
H-Class	2,930,803
Institutional Class	10,000
Redemption fees collected
A-Class	144
C-Class	0
H-Class	26
Institutional Class	0
Cost of shares redeemed
A-Class	(3,493,535)
C-Class	(43,841)
H-Class	(593,832)
Institutional Class	—

Net increase from capital share transactions	10,561,313

Net increase in net assets	11,333,087
Net assets:
Beginning of period	—

End of period	$11,333,087

Accumulated net investment loss at end of period	$(45,460)

Capital share activity:
Shares sold
A-Class	451,394
C-Class	14,253
H-Class	115,137
Institutional Class	400
Shares redeemed
A-Class	(133,966)
C-Class	(1,682)
H-Class	(23,216)
Institutional Class	—

Total capital share activity	422,320

*	Since the commencement of operations: June 30, 2010.
48	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	A-Class		C-Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)		(.15)
Net gain on securities (realized and unrealized)	1.95		1.91

Total from investment operations	1.84		1.76

Redemption fees collected	—	[f]	—	[f]

Net asset value, end of period	$26.84		$26.76

Total Return[d]	7.36%		7.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,519		$336

Ratios to average net assets:
Net investment loss	(1.64%	)	(2.38%	)
Total expenses	2.01%		2.76%
Net expenses[e]	1.90%		2.65%

Portfolio turnover rate	—		—

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	H-Class		Institutional Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)		(.09)
Net gain on securities (realized and unrealized)	1.95		1.94

Total from investment operations	1.84		1.85

Redemption fees collected	—	[f]	—	[f]

Net asset value, end of period	$26.84		$26.85

Total Return[d]	7.36%		7.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,467		$11

Ratios to average net assets:
Net investment loss	(1.63%	)	(1.38%	)
Total expenses	2.01%		1.76%
Net expenses[e]	1.90%		1.65%

Portfolio turnover rate	—		—

[a]	Since commencement of operations June 30, 2010.

[b]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.

[f]	Redemption fees collected are less than $.01.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	49

FUND PROFILE (Unaudited)
September 30, 2010

ALTERNATIVE STRATEGIES FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of a broad range of investable hedge fund alternatives. The Fund’s current benchmark is the Merrill Lynch Factor Model (the “Underlying Benchmark”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010

The Fund invests principally in derivative investments such as futures contracts.
50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 ALTERNATIVE STRATEGIES FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† - 67.4%
Freddie Mac[1] 0.32% due 06/21/11	2,000,000	$1,997,078
Farmer Mac[2] 0.36% due 05/31/11	1,000,000	998,723

Total Federal Agency Discount Notes
(Cost $2,992,831)		2,995,801

REPURCHASE AGREEMENTS††,3 - 26.5%
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	449,731	449,731
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	449,230	449,230
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	185,632	185,632
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	47,427	47,427
Deutsche Bank
issued 09/30/10 at 0.20%
due 10/01/10	46,408	46,408

Total Repurchase Agreements (Cost $1,178,428)		1,178,428

Total Investments - 93.9% (Cost $4,171,259)		$4,174,229

Cash & Other Assets, Less Liabilities - 6.1%		272,853

Total Net Assets - 100.0%		$4,447,082

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,187,010)	22	$88,631
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $568,000)	10	24,837
December 2010 MSCI EAFE Index Mini Futures (Aggregate Market Value of Contracts $388,550)	5	21,394

(Total Aggregate Market Value of Contracts $2,143,560)		$134,862

FUTURES CONTRACTS SOLD SHORT†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $470,890)	7	(31,476)
December 2010 MSCI Index Mini Futures Contracts (Aggregate Market Value of Contracts $851,562)	5	(46,888)

(Total Aggregate Market Value of Contracts $1,322,452)		$(78,364)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	51

  ALTERNATIVE STRATEGIES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$2,995,801
Repurchase agreement, at value	1,178,428

Total investments	4,174,229
Segregated cash with broker	296,500
Receivables:
Fund shares sold	1
Interest	6
Other assets	616

Total assets	4,471,352

Liabilities:
Payable for:
Variation margin	2,140
Fund shares redeemed	10,104
Management fees	3,398
Custodian fees	125
Transfer agent/maintenance fees	944
Distribution and service fees	960
Portfolio accounting fees	378
Licensing fees	4,733
Other	1,488

Total liabilities	24,270

Net assets	$4,447,082

Net assets consist of:
Paid in capital	4,248,167
Accumulated net investment loss	(19,464)
Undistributed net realized gain on sale of investments	158,911
Net unrealized appreciation in value of investments	59,468

Net assets	4,447,082

A-Class:
Net assets	$3,053,974
Capital shares outstanding	116,938
Net asset value per share	$26.12

Maximum offering price per share*	$27.42

C-Class:
Net assets	$38,253
Capital shares outstanding	1,467
Net asset value per share	$26.08

H-Class:
Net assets	$1,344,402
Capital shares outstanding	51,476
Net asset value per share	$26.12

Institutional Class:
Net assets	$10,453
Capital shares outstanding	400
Net asset value per share	$26.13

Investments, at cost	$2,992,831
Repurchase agreement, at cost	1,178,428

Total cost	$4,171,259
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010†

Investment Income:
Interest	$3,008

Total investment income	3,008

Expenses:
Management fees	10,650
Transfer agent and administrative fees	2,958
Distribution and Service Fees:
A-Class	2,114
C-Class	55
H-Class	824
Portfolio accounting fees	1,183
Trustees’ fees**	11
Licensing fees	4,733
Miscellaneous	1,869

Total expenses	24,397
Less expenses waived by Advisor	(1,925)

Net expenses	22,472

Net investment loss	(19,464)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Futures contracts	158,911

Net realized gain	158,911

Net unrealized appreciation (depreciation) during the period on:
Investment securities	2,970
Futures contracts	56,498

Net unrealized appreciation	59,468

Net realized and unrealized gain	218,379

Net increase in net assets resulting from operations	$198,915

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	Since commencement of operations: June 30, 2010.

52	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ALTERNATIVE STRATEGIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
September 30,
2010 *

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(19,464)
Net realized gain during the period on investments	158,911
Net unrealized appreciation during the period on investments	59,468

Net increase in net assets resulting from operations	198,915

Distributions to Shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	3,751,701
C-Class	37,577
H-Class	1,824,636
Institutional Class	10,000
Redemption fees
A-Class	0
C-Class	0
H-Class	0
Institutional Class	0
Cost of shares redeemed
A-Class	(844,376)
C-Class	—
H-Class	(531,371)
Institutional Class	—

Net increase from capital share transactions	4,248,167

Net increase in net assets	4,447,082
Net assets:
Beginning of period	—

End of period	$4,447,082

Accumulated net investment loss at end of period	$(19,464)

Capital share activity:
Shares sold
A-Class	149,659
C-Class	1,467
H-Class	72,222
Institutional Class	400
Shares redeemed
A-Class	(32,721)
C-Class	—
H-Class	(20,746)
Institutional Class	—

Total capital share activity	170,281

*	Since the commencement of operations: June 30, 2010.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

  ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	A-Class		C-Class

Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)		(.15)
Net gain on securities (realized and unrealized)	1.23		1.23

Total from investment operations	1.12		1.08

Redemption fees collected	—	[f]	—	[f]

Net asset value, end of period	$26.12		$26.08

Total Return[d]	4.48%		4.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,054		$38

Ratios to average net assets:
Net investment loss	(1.64%	)	(2.39%	)
Total expenses	2.06%		2.81%
Net expenses[e]	1.90%		2.65%

Portfolio turnover rate	—		—

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	H-Class		Institutional Class

Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)		(.09)
Net gain on securities (realized and unrealized)	1.23		1.22

Total from investment operations	1.12		1.13

Redemption fees collected	—	[f]	—	[f]

Net asset value, end of period	$26.12		$26.13

Total Return[d]	4.48%		4.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,344		$10

Ratios to average net assets:
Net investment loss	(1.64%	)	(1.38%	)
Total expenses	2.06%		1.81%
Net expenses[e]	1.90%		1.64%

Portfolio turnover rate	—		—

[a]	Since commencement of operations June 30, 2010.

[b]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.

[f]	Redemption fees collected are less than $.01.
54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
September 30, 2010

LONG SHORT EQUITY STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of the universe of long/short equity hedge funds (i.e., funds that buy equities that are expected to increase in value and sell short equities that are expected to decrease in value). The Fund’s current benchmark is the Credit Suisse Long/Short Liquid Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010

The Fund invests principally in futures contracts and exchange traded funds.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 LONG SHORT EQUITY STRATEGY FUND

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES †† - 51.9%
Freddie Mac[1] 0.32% due 06/21/11	$1,000,000	$998,539
Farmer Mac[2] 0.36% due 05/31/11	500,000	499,361

Total Federal Agency Discount Notes (Cost $1,496,416)		1,497,900

REPURCHASE AGREEMENTS††,3 - 26.6%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	293,091	293,091
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	292,765	292,765
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	120,977	120,977
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	30,909	30,909
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	30,244	30,244

Total Repurchase Agreements (Cost $767,986)		767,986

Total Long Investments - 78.5% (Cost $2,264,402)		$2,265,886

	Shares

EXCHANGE TRADED FUND SOLD SHORT† - (8.9%)
Financial Select Sector SPDR Fund	18,000	(258,300)

Total Exchange Traded Fund Sold Short (Proceeds $264,236)		(258,300)

Cash & Other Assets, Less Liabilities - 30.4%		878,574

Total Net Assets - 100.0%		$2,886,160

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
December 2010 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Market Value of
Contracts $647,460)	12	$42,998
December 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $918,505)	23	19,984

(Total Aggregate Market Value of Contracts $1,565,965)		$62,982

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.
56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  LONG SHORT EQUITY STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$1,497,900
Repurchase agreement, at value	767,986

Total investments	2,265,886
Segregated cash with broker	906,258
Receivables:
Other assets	271

Total assets	3,172,415

Liabilities:
Securities sold short, at value	258,300
Payable for:
Variation margin	4,555
Fund shares redeemed	16,378
Management fees	2,121
Custodian fees	78
Transfer agent/maintenance fees	589
Distribution and service fees	603
Portfolio accounting fees	236
Licensing fees	2,442
Interest	75
Other	878

Total liabilities	286,255

Net assets	$2,886,160

Net assets consist of:
Paid in capital	2,716,210
Accumulated net investment loss	(15,676)
Undistributed net realized gain on sale of investments	115,224
Net unrealized appreciation in value of investments	70,402

Net assets	2,886,160

A-Class:
Net assets	$1,805,484
Capital shares outstanding	67,719
Net asset value per share	$26.66

Maximum offering price per share*	$27.99

C-Class:
Net assets	$66,878
Capital shares outstanding	2,513
Net asset value per share	$26.61

H-Class:
Net assets	$1,003,127
Capital shares outstanding	37,626
Net asset value per share	$26.66

Institutional Class:
Net assets	$10,671
Capital shares outstanding	400
Net asset value per share	$26.68

Investments, at cost	$1,496,416
Repurchase agreement, at cost	767,986

Total cost	$2,264,402
Securities sold short, proceeds	264,236
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010†

Investment Income:
Interest	$1,510

Total investment income	1,510

Expenses:
Management fees	6,280
Transfer agent and administrative fees	1,744
Distribution and Service Fees:
A-Class	1,166
C-Class	51
H-Class	559
Portfolio accounting fees	698
Trustees’ fees**	6
Short sales dividend expense	3,806
Prime broker interest expense	119
Licensing fees	2,442
Miscellaneous	1,103

Total expenses	17,974
Less expenses waived by Advisor	(788)

Net expenses	17,186

Net investment loss	(15,676)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	15,393
Futures contracts	99,968
Securities sold short	(137)

Net realized gain	115,224
Net unrealized appreciation (depreciation)
during the period on:
Investment securities	1,484
Futures contracts	62,982
Securities sold short	5,936

Net unrealized appreciation	70,402

Net realized and unrealized gain	185,626

Net increase in net assets resulting from operations	$169,950

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	Since the commencement of operations: June 30, 2010.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	57

  LONG SHORT EQUITY STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
September 30,
2010 *

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(15,676)
Net realized gain during the period on investments	115,224
Net unrealized appreciation during the period on investments	70,402

Net increase in net assets resulting from operations	169,950

Distributions to shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	2,248,058
C-Class	71,882
H-Class	1,315,695
Institutional Class	10,000
Redemption fees collected
A-Class	1
C-Class	0
H-Class	0
Institutional Class	0
Cost of shares redeemed
A-Class	(560,157)
C-Class	(6,075)
H-Class	(363,194)
Institutional Class	—

Net increase from capital share transactions	2,716,210
Net increase in net assets	2,886,160
Net assets:
Beginning of period	—

End of period	$2,886,160

Accumulated net investment loss at end of period	$(15,676)

Capital share activity:
Shares sold
A-Class	89,329
C-Class	2,750
H-Class	51,857
Institutional Class	400
Shares redeemed
A-Class	(21,610)
C-Class	(237)
H-Class	(14,231)
Institutional Class	—

Total capital share activity	108,258

*	Since the commencement of operations: June 30, 2010.
58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  LONG SHORT EQUITY STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	A-Class		C-Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.15)		(.19)
Net gain on securities (realized and unrealized)	1.81		1.80

Total from investment operations	1.66		1.61

Redemption fees collected	—	[g]	—	[g]

Net asset value, end of period	$26.66		$26.61

Total Return[d]	6.64%		6.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,805		$67

Ratios to average net assets:
Net investment loss	(2.23%	)	(3.07%	)
Total expenses	2.56%		3.41%
Net expenses[e]	2.45%		3.29%
Operating expenses[f]	1.90%		2.64%

Portfolio turnover rate	528%		528%

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	H-Class		Institutional Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.15)		(.13)
Net gain on securities (realized and unrealized)	1.81		1.81

Total from investment operations	1.66		1.68

Redemption fees collected	—	[g]	—	[g]

Net asset value, end of period	$26.66		$26.68

Total Return[d]	6.64%		6.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,003		$11

Ratios to average net assets:
Net investment loss	(2.26%	)	(1.99%	)
Total expenses	2.59%		2.31%
Net expenses[e]	2.47%		2.21%
Operating expenses[f]	1.89%		1.65%

Portfolio turnover rate	528%		528%

[a]	Since commencement of operations June 30, 2010.

[b]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized

[c]	Net investment loss was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.

[f]	Operating expenses exclude interest and dividend expense from securities sold short.

[g]	Redemption fees collected are less than $.01.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	59

FUND PROFILE (Unaudited)
September 30, 2010

LONG SHORT INTEREST RATE STRATEGY FUND
OBJECTIVE: Seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010

The Fund invests principally in derivative investments such as futures contracts.

60	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
 LONG SHORT INTEREST RATE STRATEGY FUND

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 61.7%
Freddie Mac[1]
0.25% due 06/07/11	$3,000,000	$2,995,851
0.30% due 06/21/11	3,000,000	2,995,617
Fannie Mae[1]
0.30% due 03/01/11	2,000,000	1,998,574
0.23% due 06/01/11	2,000,000	1,997,300
Farmer Mac[2]
0.36% due 05/31/11	1,000,000	998,723

Total Federal Agency Discount Notes
(Cost $10,980,196)		10,986,065

REPURCHASE AGREEMENTS††,3 - 36.6%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	2,486,338	2,486,338
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	2,483,570	2,483,570
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	1,026,269	1,026,269
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	262,203	262,203
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	256,567	256,567

Total Repurchase Agreements
(Cost $6,514,947)		6,514,947

Total Investments - 98.3%
(Cost $17,495,143)		$17,501,012

Cash & Other Assets, Less Liabilities - 1.7%		298,432

Total Net Assets - 100.0%		$17,799,444

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
December 2010 U.S. 5 Year
Treasury Note
Futures Contracts
(Aggregate Market Value of
Contracts $6,647,695)	55	$62,797
December 2010 U.S. 10 Year
Note Futures Contracts
(Aggregate Market Value of
Contracts $4,033,500)	32	41,059
December 2010 U.S. Long Bond
Futures Contracts
(Aggregate Market Value of
Contracts $2,005,313)	15	12,790
December 2010 U.S. 2 Year
Note Futures Contracts
(Aggregate Market Value of
Contracts $7,023,000)	32	11,046
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts (Aggregate Market
Value of Contracts $564,875)	4	(2,006)

(Total Aggregate Market Value of
Contracts $20,274,383)		$125,686

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

  LONG SHORT INTEREST RATE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments, at value	$10,986,065
Repurchase agreement, at value	6,514,947

Total investments	17,501,012
Segregated cash with broker	158,700
Receivables:
Variation margin	1,374
Fund shares sold	194,918
Interest	36

Total assets	17,856,040

Liabilities:
Payable for:
Fund shares redeemed	35,257
Management fees	9,980
Custodian fees	439
Transfer agent/maintenance fees	3,327
Distribution and service fees	3,624
Portfolio accounting fees	1,330
Other	2,639

Total liabilities	56,596

Net assets	$17,799,444

Net assets consist of:
Paid in capital	17,554,985
Accumulated net investment loss	(37,019)
Undistributed net realized gain on sale of investments	149,923
Net unrealized appreciation in value of investments	131,555

Net assets	17,799,444

A-Class:
Net assets	$8,640,400
Capital shares outstanding	336,910
Net asset value per share	$25.65

Maximum offering price per share*	$26.93

C-Class:
Net assets	$750,164
Capital shares outstanding	29,305
Net asset value per share	$25.60

H-Class:
Net assets	$8,398,615
Capital shares outstanding	327,485
Net asset value per share	$25.65

Institutional Class:
Net assets	$10,265
Capital shares outstanding	400
Net asset value per share	$25.66

Investments, at cost	$10,980,196
Repurchase agreement, at cost	6,514,947

Total cost	$17,495,143
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010†

Investment Income:
Interest	$6,979

Total investment income	6,979

Expenses:
Management fees	21,634
Transfer agent and administrative fees	7,211
Distribution and Service Fees:
A-Class	4,362
C-Class	608
H-Class	2,691
Portfolio accounting fees	2,885
Trustees’ fees**	1,026
Miscellaneous	3,581

Total expenses	43,998

Net investment loss	(37,019)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Futures contracts	149,923

Net realized gain	149,923

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	5,869
Futures contracts	125,686

Net unrealized appreciation	131,555

Net realized and unrealized gain	281,478

Net increase in net assets resulting from operations	$244,459

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	Since the commencement of operations: June 30, 2010.

62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

  LONG SHORT INTEREST RATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
September 30,
2010 *

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(37,019)
Net realized gain during the period on investments	149,923
Net unrealized appreciation during the period on investments	131,555

Net increase in net assets resulting from operations	244,459

Distributions to shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	9,841,407
C-Class	747,159
H-Class	9,606,887
Institutional Class	10,000
Redemption fees collected
A-Class	207
C-Class	11
H-Class	171
Institutional Class	0
Cost of shares redeemed
A-Class	(1,367,718)
C-Class	(361)
H-Class	(1,282,778)
Institutional Class	—

Net increase from capital share transactions	17,554,985

Net increase in net assets	17,799,444
Net assets:
Beginning of period	—

End of period	$17,799,444

Accumulated net investment loss at end of period	$(37,019)

Capital Share Activity:
Shares sold
A-Class	390,729
C-Class	29,319
H-Class	378,156
Institutional Class	400
Shares redeemed
A-Class	(53,819)
C-Class	(14)
H-Class	(50,671)
Institutional Class	—

Total capital share activity	694,100

*	Since the commencement of operations: June 30, 2010.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	63

2

  LONG SHORT INTEREST RATE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	A-Class		C-Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.08)		(.12)
Net gain on securities (realized and unrealized)	.73		.72

Total from investment operations	.65		.60

Redemption fees collected	—	[e]	—	[e]

Net asset value, end of period	$25.65		$25.60

Total Return[d]	2.60%		2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,640		$750

Ratios to average net assets:
Net investment loss	(1.27%	)	(2.02%	)
Total expenses	1.51%		2.26%

Portfolio turnover rate	—		—

	Period Ended		Period Ended
	September 30,		September 30,
	2010	[a,b]	2010	[a,b]
	H-Class		Institutional Class
Per Share Data
Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.08)		(.06)
Net gain on securities (realized and unrealized)	.73		.72

Total from investment operations	.65		.66

Redemption fees collected	—	[e]	—	[e]

Net asset value, end of period	$25.65		$25.66

Total Return[d]	2.60%		2.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,399		$10

Ratios to average net assets:
Net investment loss	(1.27%	)	(1.02%	)
Total expenses	1.51%		1.26%

Portfolio turnover rate	—		—

[a]	Since commencement of operations June 30, 2010.

[b]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Redemption fees collected are less than $.01.
64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2010, the Trust consisted of fifty-nine separate funds. This report covers the Alternatives Funds (the “Funds”), while the other Funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the “underlying funds”) instead of individual securities.
As of September 30, 2010, only A-Class, C-Class, H-Class and Institutional Class shares had been issued in the Funds.
Security Global Investors, LLC. (“SGI”) serves as investment sub-adviser to the International Long Short Select Fund, Global 130/30 Strategy Fund and Equity Market Neutral Fund and is responsible for the day-to-day management of each Fund’s portfolio. SGI manages the day-to-day investment and reinvestment of the assets of the International Long Short Select Fund, Global 130/30 Strategy Fund and Equity Market Neutral Fund, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust.
Prior to June 8, 2010, the International Long Short Select Fund was sub-advised by Valu-Trac Investment Management Limited (“Valu-Trac”) pursuant to the terms of a sub-advisory agreement dated January 18, 2008, between the Advisor and Valu-Trac (the Valu-Trac Sub Advisory Agreement”).
American Independence Financial Services, LLC, serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund. The Sub-Advisor constructs and provides the Advisor with the Long Short Interest Rate Strategy Fund’s investment model via our electronic signal.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

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Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m. adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually.
Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures

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contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At September 30, 2010, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, structured notes and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counter-party credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency

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risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by Rydex Investments, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, among others, total return, index, interest rate swaps, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and structured notes also may be considered to be illiquid.
Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how

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and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis
U.S. Long Short Momentum Fund	10%
Event Driven and Distressed Strategies Fund	120%
Alternative Strategies Fund	80%
Long Short Equity Strategy Fund	55%
Long Short Interest Rate Strategy Fund	115%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of September 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin	Variation Margin
	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Corporate Bond Contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of September 30, 2010:

	Asset Derivative Investments Value
		Swaps
	Futures	Corporate	Futures	Total Value at
	Equity	Bond	Interest Rate	September 30,
Fund	Contracts*	Contracts	Contracts*	2010
U.S. Long Short Momentum Fund	$—	$—	$—	$—
International Long Short Select Fund	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—
Equity Market Neutral Fund	—	—	—	—
Event Driven and Distressed Strategies Fund	—	100,318	—	100,318
Alternative Strategies Fund	134,862	—	—	134,862
Long Short Equity Strategy Fund	62,982	—	—	62,982
Long Short Interest Rate Strategy Fund	—	—	127,692	127,692

	Liability Derivative Investments Value
		Swaps
	Futures	Corporate	Futures	Total Value at
	Equity	Bond	Interest Rate	September 30,
Fund	Contracts*	Contracts	Contracts*	2010
U.S. Long Short Momentum Fund	$626,548	$—	$—	$626,548
International Long Short Select Fund	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—
Equity Market Neutral Fund	—	—	—	—
Event Driven and Distressed Strategies Fund	—	—	—	—
Alternative Strategies Fund	78,364			78,364
Long Short Equity Strategy Fund	—	—	—	—
Long Short Interest Rate Strategy Fund	—	—	2,006	2,006

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of September 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net Realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts and swap agreements
Currency Contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Credit Contracts	Net realized gain (loss) on swap agreements
Change in net unrealized appreciation (depreciation) on swap agreements
Corporate Bond Contracts	Net realized gain (loss) on swap agreements
Change in net unrealized appreciation (depreciation) on swap agreements
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2010:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Credit	Swaps	Futures	Total Value at
	Equity	Equity	Currency	Default	Corporate Bond	Interest Rate	September 30,
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	2010

U.S. Long Short Momentum Fund	$(147,732)	$—	$—	$—	$—	$—	$(147,732)
International Long Short Select Fund	(1,571,055)	—	(154,487)	—	—	—	(1,725,542)
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—	—	—	—
Equity Market Neutral Fund	—	—	—	—	—	—	—
Event Driven and Distressed Strategies Fund	—	347,817	—	7,195	355,784	—	710,796
Alternative Strategies Fund	158,911	—	—	—	—	—	158,911
Long Short Equity Strategy Fund	99,968	—	—	—	—	—	99,968
Long Short Interest Rate Strategy Fund	—	—	—	—	—	149,923	149,923

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Credit	Swaps	Futures	Total Value at
	Equity	Equity	Currency	Default	Corporate Bond	Interest Rate	September 30,
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	2010

U.S. Long Short Momentum Fund	$626,548	$—	$—	$—	$—	$—	$626,548
International Long Short Select Fund	15,568	—	92,522	—	—	—	108,090
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—	—	—	—
Equity Market Neutral Fund	—	—	—	—	—	—	—
Event Driven and Distressed Strategies Fund	—	35,976	—	—	64,342	—	100,318
Alternative Strategies Fund	56,498	—	—	—	—	—	56,498
Long Short Equity Strategy Fund	62,982	—	—	—	—	—	62,982
Long Short Interest Rate Strategy Fund	—	—	—	—	—	125,686	125,686

4.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and the International Long Short Select Fund, 0.75% of the average daily net assets of the Long Short Interest Rate Strategy Fund, 1.05% of the average daily net assets of the Global 130/30 Strategy Fund, and 1.20% of the average daily net assets of the Equity Market Neutral Fund. The Alternative Strategies Allocation Fund does not pay Rydex Investments a management fee.
The Advisor has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund, Alternatives Strategies Fund, and Long Short Equity Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class, H-Class, and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively, of the Fund’s A-Class, C-Class, H-Class, and Institutional Class Shares average daily net assets until July 31, 2011. The Total Annual Fund Operating Expenses After Fee
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Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90%, and 1.65%, respectively. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% for the Funds reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended September 30, 2010, the Distributor retained sales charges of $321,536 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 – 2010), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an access of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:
72	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain (Loss )

U.S. Long Short Momentum Fund	$156,045,515	$13,838,453	$(2,249,579)	$11,588,874
International Long Short Select Fund	5,288,178	543,132	(8,149)	534,983
Alternative Strategies Allocation Fund	25,178,699	467,818	(824,827)	(357,009)
Global 130/30 Strategy Fund	5,450,722	1,103,805	(38,059)	1,065,746
Equity Market Neutral Fund	12,504,620	1,029,497	(786,021)	243,476
Event Driven and Distressed Strategies Fund	11,259,908	6,120	—	6,120
Alternative Strategies Fund	4,171,259	2,970	—	2,970
Long Short Equity Strategy Fund	2,265,936	—	(50)	(50)
Long Short Interest Rate Strategy Fund	17,495,143	5,869	—	5,869
6.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.20% due 10/01/10	$726,809,144	$726,809,144	$726,813,182
HSBC Group	0.20% due 10/01/10	726,000,000	726,000,000	726,004,033
Morgan Stanley	0.19% due 10/01/10	300,000,000	300,000,000	300,001,583
Credit Suisse Group	0.18% due 10/01/10	218,789,532	218,789,532	218,790,626
Deutsche Bank	0.20% due 10/01/10	75,000,000	75,000,000	75,000,417

			$2,046,598,676	$2,046,609,841

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	11/26/10 - 09/22/11	0.00%	$966,195,000	$964,510,820
U.S. Treasury Bonds	11/15/24 - 11/15/39	4.38% - 7.50%	643,266,700	740,520,142
U.S. Tip Note	4/15/14	1.25%	280,933,500	306,000,050
U.S. Treasury Note	10/31/16	3.13%	67,765,000	76,500,110

				$2,087,531,122

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2010:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Assets
U.S Long Short Momentum Fund	$158,064,751	$—		$9,569,638	$—		$167,634,389
International Long Short Select Fund	4,581,487	—		1,241,674	—		5,823,161
Alternative Strategies Allocation Fund	24,549,527	—		272,163	—		24,821,690
Global 130/30 Strategy Fund	6,493,238	—		23,230	—		6,516,468
Equity Market Neutral Fund	12,748,096	—		—	—		12,748,096
Event Driven and Distressed Strategies Fund	—	—		11,266,028	100,318		11,366,346
Alternative Strategies Fund	—	56,498		4,174,229	—		4,230,727
Long Short Equity Strategy Fund	—	62,982		2,265,886	—		2,328,868
Long Short Interest Rate Strategy Fund	—	125,686		17,501,012	—		17,626,698

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Liabilities
U.S Long Short Momentum Fund	$—	$626,548		$—	$—		$626,548
International Long Short Select Fund	1,469,106	—		—	—		1,469,106
Alternative Strategies Allocation Fund	—	—		—	—		—
Global 130/30 Strategy Fund	—	—		—	—		—
Equity Market Neutral Fund	12,256,245	—		104	—		12,256,349
Event Driven and Distressed Strategies Fund	—	—		—	—		—
Alternative Strategies Fund	—	—		—	—		—
Long Short Equity Strategy Fund	258,300	—		—	—		258,300
Long Short Interest Rate Strategy Fund	—	—		—	—		—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
8.    Securities Transactions
For the period ended September 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	U.S. Long Short	International	Alternative	Global 130/30	Equity
	Momentum	Long Short Select	Strategies	Strategy	Market Neutral
	Fund	Fund	Allocation Fund	Fund	Fund
Purchases	$220,268,298	$13,861,775	$23,435,871	$19,933,477	$2,814,202
Sales	$254,393,498	$16,528,894	$28,326,223	$27,357,641	$3,385,463

		Event Driven and	Alternative	Long Short Equity	Long Short
		Distressed Strategies	Strategies	Strategy	Interest Rate
		Fund	Fund	Fund	Strategy Fund
Purchases		$—	$—	$(355,041)	$—
Sales		$—	$—	$(75,550)	$—
9.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended September 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
10.    New Share Class
On May 3, 2010, the Equity Market Neutral Fund introduced the I-Class share class. On June 22, 2010, the I-Class Shares were renamed Institutional Class Shares. Accordingly, all references to I-Class Shares in the Prospectuses and SAIs are
74	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

now replaced with Institutional Class Shares. All fees and expenses associated with the share class remain the same and are not affected by the name change.
11.    Name Changes
On May 25, 2010, the Global Market Neutral Fund changed its Fund name to the Equity Market Neutral Fund. On May 28, 2010, the All-Cap Opportunity Fund changed its Fund name to the U.S. Long Short Momentum Fund. On June 7, 2010, the International Opportunity Fund changed its Fund name to International Long Short Select Fund. The name changes did not have any impact on the Funds’ investment objectives, tickers, or CUSIPS.
12.    Redemption Fees
Effective September 13, 2010, the 1% short-term trading fee that applies to the firm’s alternative suite of mutual funds was removed. Rydex Investments believes the removal of the fee is in the best interest of current shareholders. It is important to note the funds are not intended for short term trading and we will continue to monitor for harmful trading activity in the funds. To that end, Rydex Investments is not actively promoting the elimination of the redemption fee to clients via written communications as we don’t want to encourage short-term trading on these products from active trading clients, which could potentially damage long-term performance for other shareholders. A supplement to the prospectuses was filed on September 13, 2010.
13.    Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
14.    Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
15.    New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 7.
16.    Subsequent Events
At a Meeting of the Board of Trustees of Rydex Series Funds (the “Board”) held on August 25, 2010, the Board approved the closing and subsequent liquidation of the Global 130/30 Strategy Fund (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to the shareholders of record on or about October 15, 2010 (the “Liquidation Date”). Effective on or about October 1, 2010, the Fund will be closed to new share-holders and additional purchases by existing shareholders. The planned liquidation of the Fund may cause the Fund to increase its cash holdings and deviate from its investment objective and strategies stated in the Fund’s Prospectuses.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	75

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
U.S Long Short Momentum Fund	8,232,176	271,333	316,202
International Long Short Select Fund	432,838	4,132	4,201
Alternative Strategies Allocation Fund	835,869	29,477	24,853
Global 130/30 Strategy Fund	853,485	2,961	3,936
Equity Market Neutral Fund	718,597	—	557
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment sub-advisory agreement between Rydex Series Funds and Security Global Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
International Long Short Select Fund	431,964	6,384	2,823
Global 130/30 Strategy Fund	852,927	3,519	3,936
Equity Market Neutral Fund	718,598	—	557
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
U.S Long Short Momentum Fund	8,054,118	438,236	327,355
International Long Short Select Fund	431,998	5,999	3,175
Alternative Strategies Allocation Fund	806,227	40,457	43,513
Global 130/30 Strategy Fund	847,791	7,942	4,651
Equity Market Neutral Fund	718,598	—	557
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to share-holders, without charge and upon request, by calling 1-800-820-0888.
76	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds — 1997	144
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	144
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	144
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	144
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	144
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	144
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	144
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
78	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	79

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SEPTEMBER 30, 2010
RYDEX SERIES FUNDS SEMI - ANNUAL REPORT

ASSET ALLOCATION FUNDS
ALL - ASSET CONSERVATIVE STRATEGY FUND
ALL - ASSET MODERATE STRATEGY FUND
ALL - ASSET AGGRESSIVE STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALL-ASSET CONSERVATIVE STRATEGY FUND	6

ALL-ASSET MODERATE STRATEGY FUND	12

ALL-ASSET AGGRESSIVE STRATEGY FUND	18

NOTES TO FINANCIAL STATEMENTS	24

OTHER INFORMATION	31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	32
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Uncertainty over the strength of the U.S. economic recovery and what steps the Federal Reserve might take, if any, to deal with the situation highlighted the six months ending September 30. Stocks bounced back in the July-September period from losses in the second quarter, based partly on relief that the U.S. may be dealing with a prolonged period of slow growth rather than a sharp economic contraction.
The U.S. economy has been out of recession since July 2009, according to a September report from the National Bureau of Economic Research, although employment, income expectations and existing home sales have yet to rebound. Stocks are now roughly where they were six months ago.
U.S. GDP in the second quarter was 1.7%, widely viewed to be insufficient to move the unemployment rate below its current 9.6% before the end of 2010, and significantly lower than the 3.7% GDP in the first quarter. Economists said consumers are not spending at a rate to cause companies to ramp up production, and thus hiring, with confidence. By late September, many investors were widely anticipating that the Federal Reserve, in response to tepid growth, was prepared to start another round of quantitative easing—bond purchases designed to push down long-term interest rates and kick-start private borrowing.
That prospect was welcomed by investors, who sent equities higher in September, the S&P 500® Index* having its best September performance since 1939. For the third quarter, U.S. equity indices were up between 10-15% compared with drops of from 1-3% for the past six months. The technology sector was the main contributor to quarterly performance in the S&P 500 and the Russell 2000® Index, as growth style stocks outperformed value in the third quarter by three percentage points. Emerging markets continued to outperform, with investors continuing to pour money into emerging markets equities funds—$50 billion so far in 2010. Emerging markets are being viewed as less risky than in the recent past, particularly since nations in that sector are not confronting the fiscal debt issues facing many countries in the developed world, and are enjoying healthy economic growth.
Corporations continued to borrow aggressively, based on investor demand for bonds and low interest rates, driving hefty investment-grade bond sales as well as sales of high-yield bonds (where issuance through the third quarter has already surpassed the previous annual record). Various bond indices were up both for the third quarter and six months, led by indices for U.S. Government bond prices and corporate high yield bonds. The expectation of quantitative easing also lifted Treasury prices, despite concerns of a building price bubble in bonds. The Bank of America U.S. Government Index was up almost 3% for the third quarter, while the yield on the benchmark 10-year note closed out September at about 2.5%, down from its 2010 peak of just above 4% in April. U.S. debt also benefited as a safe haven from resurgent worries about the economic health of European nations, including more recently Ireland and Portugal.
Investors have also been flocking to gold, driving the price of an ounce of the metal to a non-inflation-adjusted record of around $1,300. Economists said gold’s appeal was both as a hedge against further financial market instability and to assuage investors worried about the inflationary impact of additional Fed easing and massive levels of government debt. Efforts by central banks around the world to boost their economies by keeping their currencies weaker, thus helping exports, may also be contributing to the rise in the price of gold, which is attractive as an alternative store of value. Continuing economic sluggishness in the U.S. caused the dollar to weaken against the euro and yen throughout the summer, as analysts said the economies behind those currencies are in something of a standoff over which has the worst outlook. The third quarter was good for other commodities, in part a response to strong demand in China, crop failures in Russia and the potential for further monetary easing. Grain prices began to fall late
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

in the quarter, as high U.S. yields were expected to offset concerns about shortages in some crops like wheat. High inventory and slack demand combined to keep the price of a barrel of oil stuck in a narrow range, although it traded toward the high end ($82) of the range by September.
In contrast to the second quarter, when worries about European sovereign debt and a possible double-dip recession in the U.S. loomed large, stocks in countries around the world had strong gains in the third quarter. The MSCI EAFE Index* was up 15% for the third quarter and the MSCI EAFE Emerging Markets Index* was up 18%. The latter index was among the best-performing indices for the past six months, up 6%. Markets in Southeast Asia, including Indonesia and Philippines, were at all-time highs, while India and South Korea also flirted with record highs. The domestic stock market of China, which this year is expected to overtake Japan as the world’s second-largest economy, pared its loss for the year, gaining 11% in the third quarter, as investors think the government may be reducing its efforts to rein in the economy. The STOXX 50®* Index also offset year-to-date losses with a 7% rise in the third quarter, despite a weak outlook issued by the European Central Bank. The Nikkei-225 Stock Average Index*, off 11% for the year, rose 6% in September, helped in part by foreign exchange market intervention designed to hold down the value of the yen.
Rydex|SGI has a full lineup of fundamental alpha, target beta and alternative investment products designed to provide investors with the tools needed to participate in all types of markets and market environments. Contact us if you wish to learn more, and thanks for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
* Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Nikkei-225 Stock Average Index – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists in 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The STOXX 50 Index – Europe’s leading Blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The STOXX 50 Index is licensed to financial institutions to serve as underlying for a wide range of investment products such as Exchange Traded Funds (ETF), Futures and Options, and structured products worldwide.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2010 and ending September 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

					Beginning	Ending	Expenses
	Expense		Fund		account value	Account Value	Paid During
	Ratio	[1]	Return		March 31, 2010	September 30, 2010	the Period[2]
Table 1. Based on actual Fund return[3]

All-Asset Conservative Strategy Fund
A-Class	0.00%		1.88%		$1,000.00	$1,018.79	$—
C-Class	0.75%		1.53%		1,000.00	1,015.28	3.79
H-Class	0.00%		1.88%		1,000.00	1,018.77	—

All-Asset Moderate Strategy Fund
A-Class	0.00%		0.61%		1,000.00	1,006.10	—
C-Class	0.75%		0.21%		1,000.00	1,002.09	3.76
H-Class	0.00%		0.61%		1,000.00	1,006.10	—

All-Asset Aggressive Strategy Fund
A-Class	0.00%		0.22%		1,000.00	1,002.15	—
C-Class	0.75%		(0.22%	)	1,000.00	997.78	3.76
H-Class	0.00%		0.11%		1,000.00	1,001.08	—

Table 2. Based on hypothetical 5% return (before expenses)

All-Asset Conservative Strategy Fund
A-Class	0.00%		5.00%		1,000.00	1,025.07	—
C-Class	0.75%		5.00%		1,000.00	1,021.31	3.80
H-Class	0.00%		5.00%		1,000.00	1,025.07	—

All-Asset Moderate Strategy Fund
A-Class	0.00%		5.00%		1,000.00	1,025.07	—
C-Class	0.75%		5.00%		1,000.00	1,021.31	3.80
H-Class	0.00%		5.00%		1,000.00	1,025.07	—

All-Asset Aggressive Strategy Fund
A-Class	0.00%		5.00%		1,000.00	1,025.07	—
C-Class	0.75%		5.00%		1,000.00	1,021.31	3.80
H-Class	0.00%		5.00%		1,000.00	1,025.07	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

[3]	Actual cumulative return at net asset value for the period March 31, 2010 to September 30, 2010.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
September 30, 2010

ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: Primarily seeks preservation of capital and, secondarily, seeks long-term growth of capital.
Inception: June 30, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

Rydex|SGI Income Fund U.S. Intermediate Bond Fund	19.0%
RSF — Rydex|SGI U.S. Long Short Momentum Fund	9.7%
Rydex|SGI Income Fund High Yield Fund	8.0%
RSF — Rydex|SGI Equity Market Neutral Fund	6.1%
Rydex|SGI Equity Fund® Large Cap Value Fund	5.1%
Rydex|SGI Equity Fund® Large Cap Concentrated
Growth Fund	5.0%
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund	5.0%
Rydex|SGI Equity Fund® Global Fund	3.3%
RSF — Rydex|SGI S&P 500 Fund	3.1%
RSF — Rydex|SGI Long/Short Commodities Strategy Fund	2.8%

Top Ten Total	67.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF — Rydex Series Funds
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ALL-ASSET CONSERVATIVE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS†,2 — 79.6%
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	695,468	$2,969,646
RSF — Rydex|SGI U.S. Long Short Momentum Fund*	124,808	1,525,153
Rydex|SGI Income Fund High Yield Fund	98,652	1,248,940
RSF — Rydex|SGI Equity Market Neutral Fund*	42,439	951,051
Rydex|SGI Equity Fund® Large Cap Value Fund	121,565	792,602
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund*	103,615	790,581
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund*	30,726	788,110
Rydex|SGI Equity Fund® Global Fund	49,254	518,155
RSF — Rydex|SGI S&P 500 Fund	21,141	480,108
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	17,646	435,319
RSF — Rydex|SGI Managed Futures Strategy Fund*	13,474	329,565
RSF — Rydex|SGI Event Driven and Distressed Strategies Fund*	10,724	287,832
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	13,594	286,295
Rydex|SGI Equity Fund® Mid Cap Growth Fund*	33,242	244,660
Rydex|SGI Equity Fund® Mid Cap Value Fund	8,214	242,724
RSF — Rydex|SGI Long Short Equity Strategy Fund*	5,341	142,394
RSF — Rydex|SGI Alternative Strategies Fund*	5,443	142,180
RSF — Rydex|SGI Real Estate Fund	4,844	125,412
Rydex|SGI Equity Fund® Small Cap Growth Fund*	6,949	85,120
Rydex|SGI Equity Fund® Small Cap Value Fund*	5,686	81,596
RSF — Rydex|SGI Commodities Strategy Fund	1,145	17,466

Total Mutual Funds (Cost $11,273,538)		12,484,909

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,1 — 20.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	3,203,953	$3,203,953

Total Repurchase Agreement (Cost $3,203,953)		3,203,953

Total Investments — 100.0% (Cost $14,477,491)		$15,688,862

Cash & Other Assets, Less Liabilities — 0.0%		2,710

Total Net Assets — 100.0%		$15,691,572

		Unrealized
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index Mini Futures Contracts (Aggregate Market Value of
Contracts $77,710)	1	$4,279
December 2010 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Market Value of
Contracts $847,313)	6	(3,009)

(Total Aggregate Market Value of Contracts $925,023)		$1,270

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreement — See Note 6.

[2]	A-Class shares of Affiliated Funds.

RSF — Rydex Series Funds
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

  ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investment securities in affiliated funds, at value	$12,484,909
Repurchase agreement, at value	3,203,953

Total investments	15,688,862
Segregated cash with broker	29,000
Receivables:
Fund shares sold	1,065
Interest from affiliated funds	16

Total assets	15,718,943

Liabilities:
Payable for:
Variation margin	327
Fund shares redeemed	21,133
Distribution and service fees	5,911

Total liabilities	27,371

Net assets	$15,691,572

Net assets consist of:
Paid in capital	16,386,460
Undistributed net investment income	200,817
Accumulated net realized loss on sale of investments	(2,108,346)
Net unrealized appreciation in value of investments	1,212,641

Net assets	15,691,572

A-Class:
Net assets	$2,741,115
Capital shares outstanding	266,096
Net asset value per share	$10.30

Maximum offering price per share*	$10.81

C-Class:
Net assets	$9,898,294
Capital shares outstanding	993,167
Net asset value per share	$9.97

H-Class:
Net assets	$3,052,163
Capital shares outstanding	296,057
Net asset value per share	$10.31

Investments, at cost	$11,273,538
Repurchase agreement, at cost	3,203,953

Total cost	$14,477,491

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends	$99,299
Interest	1,517

Total investment income	100,816

Expenses:
Distribution and Service Fees:
C-Class	35,361

Total expenses	35,361

Net investment income	65,455

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	305,125
Futures contracts	56,085

Net realized gain	361,210

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(197,353)
Futures contracts	1,270

Net unrealized depreciation	(196,083)

Net realized and unrealized gain	165,127

Net increase in net assets resulting from operations	$230,582

8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

  ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (decrease) in net assets from operations:
Net investment income	$65,455	$124,197
Net realized gain during the period on investments	361,210	639,724
Net unrealized appreciation (depreciation) during the period on investments	(196,083)	1,448,397

Net increase in net assets resulting from operations	230,582	2,212,318

Distributions to shareholders from:[1]
Net investment income
A-Class	—	(46,919)
C-Class	—	(154,231)
H-Class	—	(57,560)
Net realized gain
A-Class	—	(2,025)
C-Class	—	(6,656)
H-Class	—	(2,484)

Total distributions to shareholders	—	(269,875)

Capital share transactions:
Proceeds from sale of shares
A-Class	532,781	2,771,441
C-Class	2,566,110	6,862,753
H-Class	480,491	2,804,609
Redemption fees collected
A-Class	297	691
C-Class	1,002	1,905
H-Class	420	881
Distributions reinvested
A-Class	—	44,175
C-Class	—	148,390
H-Class	—	55,860
Cost of shares redeemed
A-Class	(643,235)	(2,700,284)
C-Class	(2,279,950)	(3,641,473)
H-Class	(2,143,496)	(1,748,551)

Net increase (decrease) from capital share transactions	(1,485,580)	4,600,397

Net increase (decrease) in net assets	(1,254,998)	6,542,840

Net assets:
Beginning of period	16,946,570	10,403,730

End of period	$15,691,572	$16,946,570

Undistributed net investment income at end of period	$200,817	$135,362

Capital share activity:
Shares sold
A-Class	52,804	297,040
C-Class	263,175	730,691
H-Class	47,387	285,678
Shares reinvested
A-Class	—	4,444
C-Class	—	15,345
H-Class	—	5,620
Shares redeemed
A-Class	(64,099)	(287,337)
C-Class	(234,585)	(385,038)
H-Class	(212,448)	(179,433)

Total capital share activity	(147,766)	487,010

[1]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

4

  ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
A-Class	2010[a]		2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.11		$ 8.64	$10.74	$10.70	$10.00

Income (loss) from investment operations:
Net investment income[c]	.06		.12	.28	.26	.20
Net gain (loss) on securities (realized and unrealized)	.13		1.52	(2.08)	.12	.56

Total from investment operations	.19		1.64	(1.80)	.38	.76

Less distributions:
Distributions from net investment income[h]	—		(.16)	(.14)	(.22)	(.09)
Distributions from realized gains[h]	—		(.01)	(.16)	(.14)	—

Total distributions	—		(.17)	(.30)	(.36)	(.09)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.02	.03

Net asset value, end of period	$10.30		$10.11	$ 8.64	$10.74	$10.70

Total Return[e]	1.88%		19.02%	(17.05% )	3.70%	7.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,741		$2,805	$2,274	$4,431	$782

Ratios to average net assets:
Net investment income	1.28%		1.27%	2.84%	2.39%	2.47%	[f]
Total expenses[g]	0.00%		0.00%	0.00%	0.01%	0.01%	[f]

Portfolio turnover rate	63%		174%	230%	119%	105%

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
C-Class	2010[a]		2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$9.82		$8.46	$10.60	$10.65	$10.00

Income (loss) from investment operations:
Net investment income[c]	.03		.05	.28	.17	.08
Net gain (loss) on securities (realized and unrealized)	.12		1.48	(2.12)	.12	.63

Total from investment operations	.15		1.53	(1.84)	.29	.71

Less distributions:
Distributions from net investment income[h]	—		(.16)	(.14)	(.22)	(.09)
Distributions from realized gains[h]	—		(.01)	(.16)	(.14)	—

Total distributions	—		(.17)	(.30)	(.36)	(.09)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.02	.03

Net asset value, end of period	$9.97		$9.82	$ 8.46	$10.60	$10.65

Total Return[e]	1.53%		18.12%	(17.65% )	2.86%	7.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,898		$9,474	$5,107	$5,074	$2,804

Ratios to average net assets:
Net investment income	0.54%		0.58%	2.87%	1.53%	1.05%	[f]
Total expenses[g]	0.75%		0.75%	0.75%	0.75%	0.76%	[f]

Portfolio turnover rate	63%		174%	230%	119%	105%
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
H-Class	2010[a]		2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.12		$ 8.65	$10.75	$10.71	$10.00

Income (loss) from investment operations:
Net investment income[c]	.06		.12	.31	.25	.15
Net gain (loss) on securities (realized and unrealized)	.13		1.52	(2.11)	.13	.62

Total from investment operations	.19		1.64	(1.80)	.38	.77

Less distributions:
Distributions from net investment income[h]	—		(.16)	(.14)	(.22)	(.09)
Distributions from realized gains[h]	—		(.01)	(.16)	(.14)	—

Total distributions	—		(.17)	(.30)	(.36)	(.09)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.02	.03

Net asset value, end of period	$10.31		$10.12	$ 8.65	$10.75	$10.71

Total Return[e]	1.88%		19.00%	(17.03% )	3.69%	8.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,052		$4,667	$3,022	$7,014	$3,634

Ratios to average net assets:
Net investment income	1.25%		1.28%	3.14%	2.28%	1.93%	[f]
Total expenses[g]	0.00%		0.00%	0.00%	0.01%	0.01%	[f]

Portfolio turnover rate	63%		174%	230%	119%	105%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Annualized

[g]	Does not include expenses of the underlying funds in which the Funds invest.

[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

FUND PROFILE (Unaudited)
September 30, 2010
ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: Primarily seeks growth of capital and, secondarily, seeks preservation of capital.
Inception: June 30, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

Rydex|SGI Income Fund U.S. Intermediate Bond Fund	18.3%
RSF — Rydex|SGI U.S. Long Short Momentum Fund	14.9%
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund	7.9%
Rydex|SGI Equity Fund® Large Cap Value Fund	7.8%
Rydex|SGI Equity Fund® Global Fund	7.4%
RSF — Rydex|SGI Equity Market Neutral Fund	6.1%
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund	3.1%
Rydex|SGI Equity Fund® Mid Cap Growth Fund	2.5%
Rydex|SGI Equity Fund® Mid Cap Value Fund	2.4%
RSF — Rydex|SGI Multi-Hedge Strategies Fund	2.2%

Top Ten Total	72.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF — Rydex Series Funds
12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ALL-ASSET MODERATE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS†,2 — 87.7%
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	1,296,743	$5,537,094
RSF — Rydex|SGI U.S. Long Short Momentum Fund*	369,367	4,513,663
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund*	315,372	2,406,285
Rydex|SGI Equity Fund® Large Cap Value Fund	361,858	2,359,316
Rydex|SGI Equity Fund® Global Fund*	214,975	2,261,534
RSF — Rydex|SGI Equity Market Neutral Fund*	83,011	1,860,270
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund*	36,961	948,057
Rydex|SGI Equity Fund® Mid Cap Growth Fund*	103,861	764,415
Rydex|SGI Equity Fund® Mid Cap Value Fund	25,133	742,671
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	31,998	673,874
Rydex|SGI Income Fund High Yield Fund	49,679	628,939
RSF — Rydex|SGI Event Driven and Distressed Strategies Fund*	21,295	571,558
RSF — Rydex|SGI Real Estate Fund	19,104	494,593
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	19,591	483,313
RSF — Rydex|SGI Managed Futures Strategy Fund*	15,577	381,014
Rydex|SGI Equity Fund® Small Cap Growth Fund*	27,415	335,835
Rydex|SGI Equity Fund® Small Cap Value Fund*	22,600	324,316
RSF — Rydex|SGI Long Short Equity Strategy Fund*	10,626	283,292
RSF — Rydex|SGI Alternative Strategies Fund*	10,829	282,859
RSF — Rydex|SGI S&P 500 Fund	12,379	281,129
RSF — Rydex|SGI Nova Fund	15,071	280,013
RSF — Rydex|SGI Commodities Strategy Fund	16,749	255,593

Total Mutual Funds (Cost $23,657,016)		26,669,633

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,1 — 12.2%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$3,704,956	$3,704,956

Total Repurchase Agreement (Cost $3,704,956)		3,704,956

Total Investments — 99.9% (Cost $27,361,972)		$30,374,589

Cash & Other Assets, Less Liabilities — 0.1%		30,809

Total Net Assets — 100.0%		$30,405,398

		Unrealized
	CONTRACTS	GAIN (LOSS)

FUTURE CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index Mini Futures Contracts (Aggregate Market Value of Contracts $155,420)	2	$8,557
December 2010 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $1,129,750)	8	(4,012)

(Total Aggregate Market Value of Contracts $1,285,170)		$4,545

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreement — See Note 6.

[2]	A-Class shares of Affiliated Funds.

RSF — Rydex Series Funds
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

   ALL-ASSET MODERATE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investment securities in affiliated funds, at value	$26,669,633
Repurchase agreement, at value	3,704,956

Total investments	30,374,589
Segregated cash with broker	44,000
Receivables:
Fund shares sold	594
Interest from affiliated funds	18

Total assets	30,419,201

Liabilities:
Payable for:
Variation margin	1,030
Fund shares redeemed	2,145
Distribution and service fees	10,628

Total liabilities	13,803

Net Assets	$30,405,398

Net assets consist of:
Paid in capital	35,941,334
Undistributed net investment income	268,981
Accumulated net realized loss on sale of investments	(8,822,079)
Net unrealized appreciation in value of investments	3,017,162

Net assets	30,405,398

A-Class:
Net assets	$8,493,549
Capital shares outstanding	858,217
Net asset value per share	$9.90

Maximum offering price per share*	$10.39

C-Class:
Net assets	$17,252,050
Capital shares outstanding	1,801,012
Net asset value per share	$9.58

H-Class:
Net assets	$4,659,799
Capital shares outstanding	470,743
Net asset value per share	$9.90

Investments, at cost	$23,657,016
Repurchase agreement, at cost	3,704,956

Total cost	$27,361,972
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends	$122,083
Interest	1,131

Total investment income	123,214

Expenses:
Distribution and Service Fees:
C-Class	69,301

Total expenses	69,301

Net investment income	53,913

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	903,960
Futures contracts	71,352

Net realized gain	975,312

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,094,964)
Futures contracts	4,545

Net unrealized depreciation	(1,090,419)

Net realized and unrealized loss	(115,107)

Net decrease in net assets resulting from operations	$(61,194)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ALL-ASSET MODERATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$53,913	$187,448
Net realized gain during the period on investments	975,312	1,774,617
Net unrealized appreciation (depreciation) during the period on investments	(1,090,419)	5,927,044

Net increase (decrease) in net assets resulting from operations	(61,194)	7,889,109

DISTRIBUTIONS TO SHAREHOLDERS FROM:[1]
Net investment income
A-Class	—	(181,973)
C-Class	—	(353,869)
H-Class	—	(114,562)
Net realized gain
A-Class	—	(7,728)
C-Class	—	(15,027)
H-Class	—	(4,865)

Total distributions to shareholders	—	(678,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	659,422	6,093,317
C-Class	2,053,290	6,542,120
H-Class	498,244	5,480,540
Redemption fees collected
A-Class	551	6,784
C-Class	1,160	13,624
H-Class	371	4,711
Distributions reinvested
A-Class	—	163,536
C-Class	—	349,382
H-Class	—	112,274
Cost of shares redeemed
A-Class	(2,081,597)	(6,164,594)
C-Class	(4,334,723)	(9,138,829)
H-Class	(3,504,400)	(5,569,956)

Net decrease from capital share transactions	(6,707,682)	(2,107,091)

Net increase (decrease) in net assets	(6,768,876)	5,103,994

NET ASSETS:
Beginning of period	37,174,274	32,070,280

End of period	$30,405,398	$37,174,274

Undistributed net investment income at end of period	$268,981	$215,068

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	66,652	668,414
C-Class	216,645	739,428
H-Class	51,110	574,958
Shares reinvested
A-Class	—	16,964
C-Class	—	37,241
H-Class	—	11,622
Shares redeemed
A-Class	(215,614)	(674,704)
C-Class	(467,285)	(1,026,637)
H-Class	(358,832)	(599,341)

Total capital share activity	(707,324)	(252,055)

[1]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

  ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
A-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.84		$7.93	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.04		.09	.20	.17	.18
Net gain (loss) on securities (realized and unrealized)	.02		1.99	(2.31)	(.24)	.79

Total from investment operations	.06		2.08	(2.11)	(.07)	.97

Less distributions:
Distributions from net investment income[i]	—		(.17)	(.02)	(.12)	(.10)
Distributions from realized gains[i]	—		(.01)	(.12)	(.19)	(.32)

Total distributions	—		(.18)	(.14)	(.31)	(.42)

Redemption fees collected	.00	[d]	.01	.00 [d]	.00 [d]	.01

Net asset value, end of period	$9.90		$9.84	$ 7.93	$10.18	$10.56

Total Return[e]	0.61%		26.34%	(20.85% )	(0.75% )	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,494		$9,907	$7,907	$10,214	$9,719

Ratios to average net assets:
Net investment income	0.75%		0.94%	2.14%	1.58%	2.26% [f]
Total expenses[h]	0.00%		0.00%	0.00%	0.01%	0.00% [f]

Portfolio turnover rate	59%		170%	220%	125%	66%

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
C-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.56		$7.77	$10.05	$10.50	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(—)[g]		.02	.11	.10	.11
Net gain (loss) on securities (realized and unrealized)	.02		1.94	(2.25)	(.24)	.80

Total from investment operations	.02		1.96	(2.14)	(.14)	.91

Less distributions:
Distributions from net investment income[i]	—		(.17)	(.02)	(.12)	(.10)
Distributions from realized gains[i]	—		(.01)	(.12)	(.19)	(.32)
Total distributions	—		(.18)	(.14)	(.31)	(.42)

Redemption fees collected	.00	[d]	.01	.00 [d]	.00 [d]	.01

Net asset value, end of period	$9.58		$9.56	$ 7.77	$10.05	$10.50

Total Return[e]	0.21%		25.33%	(21.42% )	(1.43% )	9.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,252		$19,607	$17,885	$30,282	$18,551

Ratios to average net assets:
Net investment income (loss)	(0.00%	)	0.17%	1.22%	0.90%	1.34% [f]
Total expenses[h]	0.75%		0.75%	0.75%	0.76%	0.75% [f]

Portfolio turnover rate	59%		170%	220%	125%	66%
16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
H-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.84		$7.94	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.04		.08	.16	.13	.18
Net gain (loss) on securities (realized and unrealized)	.02		1.99	(2.26)	(.20)	.79

Total from investment operations	.06		2.07	(2.10)	(.07)	.97

Less distributions:
Distributions from net investment income[i]	—		(.17)	(.02)	(.12)	(.10)
Distributions from realized gains[i]	—		(.01)	(.12)	(.19)	(.32)

Total distributions	—		(.18)	(.14)	(.31)	(.42)

Redemption fees collected	.00	[d]	.01	.00 [d]	.00 [d]	.01

Net asset value, end of period	$9.90		$9.84	$ 7.94	$10.18	$10.56

Total Return[e]	0.61%		26.18%	(20.75% )	(0.75% )	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,660		$7,660	$6,279	$11,359	$8,623

Ratios to average net assets:
Net investment income	0.73%		0.92%	1.73%	1.22%	2.32% [f]
Total expenses[h]	0.00%		0.00%	0.00%	0.01%	0.00% [f]

Portfolio turnover rate	59%		170%	220%	125%	66%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Annualized

[g]	Net investment loss is less than $0.01 per share.

[h]	Does not include expenses of the underlying funds in which the Funds invest.

[i]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

FUND PROFILE (Unaudited)
September 30, 2010

ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: Seeks growth of capital.
Inception: June 30, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

RSF — Rydex|SGI U.S. Long Short Momentum Fund	17.0%
Rydex|SGI Equity Fund® Global Fund	11.2%
Rydex|SGI Equity Fund® Large Cap Value Fund	10.2%
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund	10.1%
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	9.8%
RSF — Rydex|SGI Equity Market Neutral Fund	6.2%
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund	3.4%
Rydex|SGI Equity Fund® Mid Cap Growth Fund	3.1%
Rydex|SGI Equity Fund® Mid Cap Value Fund	3.1%
RSF — Rydex|SGI Multi-Hedge Strategies Fund	2.5%

Top Ten Total	76.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF — Rydex Series Funds

18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010
  ALL-ASSET AGGRESSIVE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS†,2 — 93.2%
RSF — Rydex|SGI U.S. Long Short Momentum Fund*	216,343	$2,643,707
Rydex|SGI Equity Fund® Global Fund	166,664	1,753,304
Rydex|SGI Equity Fund® Large Cap Value Fund	241,214	1,572,716
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund*	205,382	1,567,063
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	355,143	1,516,459
RSF — Rydex|SGI Equity Market Neutral Fund*	42,562	953,818
RSF — Rydex|SGI Long Short Interest Rate Strategy Fund*	20,383	522,823
Rydex|SGI Equity Fund® Mid Cap Growth Fund*	65,847	484,632
Rydex|SGI Equity Fund® Mid Cap Value Fund	16,155	477,379
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	18,635	392,452
RSF — Rydex|SGI Nova Fund	19,973	371,090
RSF — Rydex|SGI S&P 500 Fund	14,181	322,049
RSF — Rydex|SGI Real Estate Fund	11,720	303,435
RSF — Rydex|SGI Event Driven and Distressed Strategies Fund*	11,227	301,341
Rydex|SGI Equity Fund® Small Cap Growth Fund*	20,040	245,486
Rydex|SGI Equity Fund® Small Cap Value Fund*	16,470	236,345
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	6,608	163,011
RSF — Rydex|SGI Managed Futures Strategy Fund*	6,313	154,409
RSF — Rydex|SGI Long Short Equity Strategy Fund*	5,611	149,576
RSF — Rydex|SGI Alternative Strategies Fund*	5,703	148,960
RSF — Rydex|SGI Commodities Strategy Fund	9,642	147,138

Total Mutual Funds (Cost $12,881,809)		14,427,193

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT††,1 — 6.7%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$1,029,685	$1,029,685

Total Repurchase Agreement (Cost $1,029,685)		1,029,685

Total Investments — 99.9% (Cost $13,911,494)		$15,456,878

Cash & Other Assets, Less Liabilities — 0.1%		14,597

Total Net Assets — 100.0%		$15,471,475

		Unrealized
	CONTRACTS	GAIN

FUTURE CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index Mini Futures Contracts (Aggregate Market Value of
Contracts $621,680)	8	$34,230

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreement — See Note 6.

[2]	A-Class shares of Affiliated Funds.

RSF — Rydex Series Funds
See Notes to Financial Statements.	THE RYDEX |SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

  ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investment securities in affiliated funds, at value	$14,427,193
Repurchase agreement, at value	1,029,685

Total investments	15,456,878
Segregated cash with broker	64,000
Receivables:
Fund shares sold	8,136
Interest from affiliated funds	5

Total assets	15,529,019

Liabilities:
Payable for:
Variation margin	7,120
Fund shares redeemed	46,588
Distribution and service fees	3,836

Total liabilities	57,544

Net assets	$15,471,475

Net assets consist of:
Paid in capital	18,130,396
Undistributed net investment income	59,446
Accumulated net realized loss on sale of investments	(4,297,981)
Net unrealized appreciation in value of investments	1,579,614

Net assets	15,471,475

A-Class:
Net assets	$6,430,407
Capital shares outstanding	690,858
Net asset value per share	$9.31

Maximum offering price per share*	$9.77

C-Class:
Net assets	$6,339,655
Capital shares outstanding	705,202
Net asset value per share	$8.99

H-Class:
Net assets	$2,701,413
Capital shares outstanding	290,344
Net asset value per share	$9.30

Investments, at cost	$12,881,809
Repurchase agreement, at cost	1,029,685

Total cost	$13,911,494
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2010

Investment Income:
Dividends	$27,627
Interest	423

Total investment income	28,050

Expenses:
Distribution and Service Fees:
C-Class	24,499

Total expenses	24,499

Net investment income	3,551

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) during the period on:
Investment securities	224,583
Futures contracts	(194)

Net realized gain	224,389

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(329,068)
Futures contracts	34,230

Net unrealized depreciation	(294,838)

Net realized and unrealized loss	(70,449)

Net decrease in net assets resulting from operations	$(66,898)

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010

Increase (decrease) in net assets from operations:
Net investment income	$3,551	$39,936
Net realized gain during the period on investments	224,389	1,891,926
Net unrealized appreciation (depreciation) during the period on investments	(294,838)	2,476,505

Net increase (decrease) in net assets resulting from operations	(66,898)	4,408,367

Distributions to shareholders from:[1]
Net investment income
A-Class	—	(70,250)
C-Class	—	(70,882)
H-Class	—	(37,616)
Net realized gain
A-Class	—	(6,272)
C-Class	—	(6,329)
H-Class	—	(3,358)

Total distributions to shareholders	—	(194,707)

Capital share transactions:
Proceeds from sale of shares
A-Class	587,950	2,124,848
C-Class	528,543	2,646,769
H-Class	543,352	1,506,274
Redemption fees collected
A-Class	121	796
C-Class	128	776
H-Class	62	436
Distributions reinvested
A-Class	—	45,349
C-Class	—	73,772
H-Class	—	40,849
Cost of shares redeemed
A-Class	(618,881)	(2,799,013)
C-Class	(1,221,299)	(1,875,260)
H-Class	(1,432,010)	(2,124,552)

Net decrease from capital share transactions	(1,612,034)	(358,956)

Net increase (decrease) in net assets	(1,678,932)	3,854,704

Net assets:
Beginning of period	17,150,407	13,295,703

End of period	$15,471,475	$17,150,407

Undistributed net investment income at end of period	$59,446	$55,895

Capital share activity:
Shares sold
A-Class	64,004	243,697
C-Class	59,972	316,405
H-Class	59,420	176,531
Shares reinvested
A-Class	—	5,005
C-Class	—	8,383
H-Class	—	4,509
Shares redeemed
A-Class	(68,224)	(325,847)
C-Class	(138,932)	(225,023)
H-Class	(160,011)	(254,656)

Total capital share activity	(183,771)	(50,996)

[1]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

  ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
A-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.29		$6.98	$9.69	$10.28	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02		.05	.12	.11	.24
Net gain (loss) on securities (realized and unrealized)	.00		2.37	(2.60)	(.48)	.77

Total from investment operations	.02		2.42	(2.48)	(.37)	1.01

Less distributions:
Distributions from net investment income[h]	—		(.10)	(.22)	(.06)	(.10)
Distributions from realized gains[h]	—		(.01)	(.01)	(.16)	(.64)

Total distributions	—		(.11)	(.23)	(.22)	(.74)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.00 [d]	.01

Net asset value, end of period	$9.31		$9.29	$6.98	$ 9.69	$10.28

Total Return[e]	0.22%		34.67%	(25.81% )	(3.77% )	10.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,430		$6,457	$5,389	$8,596	$13,854

Ratios to average net assets:
Net investment income	0.35%		0.55%	1.40%	1.01%	3.11% [f]
Total expenses[g]	0.00%		0.00%	0.02%	0.01%	0.00% [f]

Portfolio turnover rate	68%		185%	278%	120%	92%

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
C-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.01		$6.82	$9.56	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.02)		(.02)	.05	.06	(.03)
Net gain (loss) on securities (realized and unrealized)	.00		2.32	(2.56)	(.50)	.98

Total from investment operations	(.02)		2.30	(2.51)	(.44)	.95

Less distributions:
Distributions from net investment income[h]	—		(.10)	(.22)	(.06)	(.10)
Distributions from realized gains[h]	—		(.01)	(.01)	(.16)	(.64)
Total distributions	—		(.11)	(.23)	(.22)	(.74)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.00 [d]	.01

Net asset value, end of period	$8.99		$9.01	$6.82	$ 9.56	$10.22

Total Return[e]	(0.22%	)	33.72%	(26.48% )	(4.48% )	9.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,340		$7,063	$4,667	$6,178	$6,537

Ratios to average net assets:
Net investment income (loss)	(0.40%	)	(0.21% )	0.59%	0.60%	(0.34%	)[f]
Total expenses[g]	0.75%		0.75%	0.77%	0.76%	0.75%	[f]

Portfolio turnover rate	68%		185%	278%	120%	92%
22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

  ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30,		March 31,	March 31,	March 31,	March 31
H-Class	2010[a]		2010	2009	2008	2007[b]
Per Share Data
Net asset value, beginning of period	$9.29		$6.97	$9.69	$10.29	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02		.04	.11	.08	.15
Net gain (loss) on securities (realized and unrealized)	(.01)		2.39	(2.60)	(.46)	.87

Total from investment operations	.01		2.43	(2.49)	(.38)	1.02

Less distributions:
Distributions from net investment income[h]	—		(.10)	(.22)	(.06)	(.10)
Distributions from realized gains[h]	—		(.01)	(.01)	(.16)	(.64)

Total distributions	—		(.11)	(.23)	(.22)	(.74)

Redemption fees collected	.00	[d]	.00 [d]	.00 [d]	.00 [d]	.01

Net asset value, end of period	$9.30		$9.29	$6.97	$ 9.69	$10.29

Total Return[e]	0.11%		34.86%	(25.92% )	(3.87% )	10.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,701		$3,630	$3,240	$4,447	$6,486

Ratios to average net assets:
Net investment income	0.35%		0.53%	1.22%	0.80%	1.94% [f]
Total expenses[g]	0.00%		0.00%	0.02%	0.01%	0.00% [f]

Portfolio turnover rate	68%		185%	278%	120%	92%

[a]	Unaudited figures for the period ended September 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Annualized

[g]	Does not include expenses of the underlying funds in which the Funds invest.

[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Asset Allocation Funds (the “Funds”), while the other Funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies (the SGI Funds and the Rydex family of mutual funds) and exchange-traded funds (“ETFs”) (collectively, the “underlying funds”) instead of in individual securities. The SGI Funds are advised by Security Investors, LLC and Security Global Investors, LLC (collectively, “Security Global Investors”). Rydex Investments and Security Global Investors are subsidiaries of Security Benefit Corporation.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Open-end investment companies are valued at their Net Asset Value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price. Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees related to C-Class shares, are charged directly to such class. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
D. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
F. Throughout the normal course of business, the Funds and the underlying funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2.    Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
A short sale is a transaction in which an underlying fund sells an equity or fixed income security it does not own. If the security sold short goes down in price between the time the underlying fund sells the security and closes its short position, that underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, that underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured securities are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for that underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. An underlying fund may enter into credit default swaps in which that underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, that underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund. The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis

All-Asset Conservative Strategy Fund	6%
All-Asset Moderate Strategy Fund	4%
All-Asset Aggressive Strategy Fund	4%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Variation Margin	Variation Margin
Equity contracts	Variation Margin	Variation Margin
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2010:

	Asset Derivative Investments Value

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	September 30, 2010

All-Asset Conservative Strategy Fund	$4,279	$—	$4,279
All-Asset Moderate Strategy Fund	8,557	—	8,557
All-Asset Aggressive Strategy Fund	34,230	—	34,230

	Liability Derivative Investments Value

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	September 30, 2010

All-Asset Conservative Strategy Fund	$—	$(3,009)	$(3,009)
All-Asset Moderate Strategy Fund	—	(4,012)	(4,012)
All-Asset Aggressive Strategy Fund	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Interest rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts	Contracts	September 30, 2010

All-Asset Conservative Strategy Fund	$(1,048)	$57,133	$56,085
All-Asset Moderate Strategy Fund	(2,096)	73,448	71,352
All-Asset Aggressive Strategy Fund	(8,382)	8,188	(194)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts	Contracts	September 30, 2010

All-Asset Conservative Strategy Fund	$4,279	$(3,009)	$1,270
All-Asset Moderate Strategy Fund	8,557	(4,012)	4,545
All-Asset Aggressive Strategy Fund	34,230	—	34,230
4.    Fees And Other Transactions With Affiliates
Rydex Investments manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay Rydex Investments a management fee. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
Rydex Investments provides transfer agent, accounting services and administrative services to the Funds. However, the related fees are paid by Rydex Investments, as noted above.
The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.
The Funds have adopted a Distribution and Shareholder Services Plan applicable to their C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.50% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the year ended September 30, 2010, the Distributor retained sales charges of $321,536 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007-2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Gain	Loss	Gain

All-Asset Conservative Strategy Fund	$14,593,743	$1,159,610	$(64,491)	$1,095,119
All-Asset Moderate Strategy Fund	28,040,775	2,478,073	(144,259)	2,333,814
All-Asset Aggressive Strategy Fund	14,452,031	1,089,437	(84,590)	1,004,847
6.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund. Repurchase Agreements are valued at amortized cost, which approximates market value.
The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.18% due 10/01/10	$116,949,665	$116,949,665	$116,950,250

			$116,949,665	$116,950,250

At September 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	09/22/11	0.00%	$119,588,900	$119,288,732

				$119,288,732

28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2010:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
All-Asset Conservative Strategy Fund	$12,484,909	$1,270		$3,203,953	$—		$15,690,132
All-Asset Moderate Strategy Fund	26,669,633	4,545		3,704,956	—		30,379,134
All-Asset Aggressive Strategy Fund	14,427,193	34,230		1,029,685	—		15,491,108

Liabilities
All-Asset Conservative Strategy Fund	—	—		—	—		—
All-Asset Moderate Strategy Fund	—	—		—	—		—
All-Asset Aggressive Strategy Fund	—	—		—	—		—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

8.    Securities Transactions
For the period ended September 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Asset	All-Asset	All-Asset
	Conservative Strategy Fund	Moderate Strategy Fund	Aggressive Strategy Fund
Purchases	$8,798,686	$18,636,588	$10,513,180
Sales	$11,725,223	$28,096,938	$12,644,932
9.     Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 331/3% of a Fund’s net assets, 331/3% of a Fund’s assets held by the Custodian or 331/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the year ended September 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
10.    Redemption Fees
Effective September 13, 2010, the 1% short-term trading fee that applies to the firm’s alternative suite of mutual funds was removed. Rydex Investments believes the removal of the fee is in the best interest of current shareholders. It is important to note the funds are not intended for short term trading and we will continue to monitor for harmful trading activity in the funds. To that end, Rydex Investments is not actively promoting the elimination of the redemption fee to clients via written communications as we don’t want to encourage short-term trading on these products from active trading clients, which could potentially damage long-term performance for other shareholders. A supplement to the prospectuses was filed on September 13, 2010.
11.    Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
12.    Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
13.    New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 7.
30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888.
This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
All-Asset Conservative Strategy Fund	879,539	32,958	93,398
All-Asset Moderate Strategy Fund	1,957,160	101,501	153,065
All-Asset Aggressive Strategy Fund	844,883	16,899	118,241
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
All-Asset Conservative Strategy Fund	860,823	47,373	97,698
All-Asset Moderate Strategy Fund	1,930,207	127,388	154,130
All-Asset Aggressive Strategy Fund	835,094	18,248	126,681
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Name, Position and	Length of Service As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS — concluded
Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 11. Controls and Procedures.
(a) Based on their evaluation on December 6, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Advisors, LLC (“RA” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the

Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RA, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or RA’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date December 6, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date December 6, 2010

By (Signature and Title)*	/s/ Nick Bonos Nick Bonos, Vice President and Treasurer

Date December 6, 2010

* Print the name and title of each signing officer under his or her signature.